VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount(7)	Value (Note 1)
COMMON STOCKS - 58.3%
Advertising Services - 0.1%

Stroeer SE & Co. KGaA†	890	$69,301
Trade Desk, Inc., Class A†	168	80,858

		150,159

Aerospace/Defense - 1.2%

Boeing Co.	2,070	355,667
General Dynamics Corp.	990	147,857
Korea Aerospace Industries, Ltd.	1,020	19,277
Lockheed Martin Corp.	1,101	429,676
Northrop Grumman Corp.	672	230,234
Raytheon Technologies Corp.	5,824	355,264
Saab AB, Series B†	2,236	67,211
TransDigm Group, Inc.	200	99,934

		1,705,120

Aerospace/Defense-Equipment - 0.1%

Howmet Aerospace, Inc.	264	4,625
L3Harris Technologies, Inc.	869	157,063

		161,688

Agricultural Biotech - 0.0%

Corteva, Inc.	1,290	36,829

Airport Development/Maintenance - 0.1%

Flughafen Zurich AG†	627	94,333

Apparel Manufacturers - 0.0%

VF Corp.	470	30,902
Wacoal Holdings Corp.	800	14,238

		45,140

Appliances - 0.2%

Coway Co, Ltd.	543	36,478
De’Longhi SpA†	1,701	56,431
Gree Electric Appliances, Inc. of Zhuhai, Class A	13,000	103,358
Rational AG	71	45,414

		241,681

Applications Software - 2.6%

CDK Global, Inc.	476	22,191
Elastic NV†	246	26,711
Five9, Inc.†	878	111,892
Fortnox AB	1,245	43,324
Intuit, Inc.	330	113,979
Microsoft Corp.	12,460	2,810,104
PTC, Inc.†	510	46,619
RealPage, Inc.†	765	47,904
ServiceNow, Inc.†	748	360,551

		3,583,275

Athletic Footwear - 0.1%

NIKE, Inc., Class B	1,740	194,689

Audio/Video Products - 0.1%

LG Electronics, Inc.	1,107	78,466
Sony Corp.	600	47,070

		125,536

Auto-Cars/Light Trucks - 0.8%

Ford Motor Co.	5,510	37,578
General Motors Co.	1,790	53,038
Hyundai Motor Co.	1,617	240,256
Kia Motors Corp.	2,594	92,697
SAIC Motor Corp., Ltd., Class A	22,100	60,160
Suzuki Motor Corp.	700	28,743
Tesla, Inc.†	990	493,337
Toyota Motor Corp.	1,200	79,377

		1,085,186

Auto-Heavy Duty Trucks - 0.3%

Cummins, Inc.	610	126,423
PACCAR, Inc.	1,360	116,742
Zhengzhou Yutong Bus Co., Ltd., Class A†	65,100	134,952

		378,117

Auto/Truck Parts & Equipment-Original - 0.5%

Aptiv PLC	330	28,420
Brembo SpA†	6,327	61,007
Georg Fischer AG	113	112,256
Hanon Systems	2,299	24,966
Hyundai Mobis Co., Ltd.	647	122,003
IKD Co., Ltd., Class A	6,100	11,595
Koito Manufacturing Co., Ltd.	800	38,823
Rheinmetall AG	1,179	109,096
Valeo SA	1,791	54,715
Weifu High-Technology Group Co., Ltd., Class A	38,400	139,600

		702,481

Banks-Commercial - 1.5%

Agricultural Bank of China, Ltd., Class A	130,500	61,111
Banca Generali SpA†	1,351	41,176
Banco BPM SpA†	40,514	68,267
Banco de Sabadell SA#	276,397	111,551
BAWAG Group AG†*	2,786	104,927
Cembra Money Bank AG	968	115,438
China Everbright Bank Co., Ltd., Class A	68,900	38,597
China Minsheng Banking Corp., Ltd., Class A	86,900	70,359
Citizens Financial Group, Inc.	2,867	74,169
Concordia Financial Group, Ltd.	2,900	9,638
First Republic Bank	1,112	125,556
Industrial & Commercial Bank of China, Ltd., Class A	65,500	47,395
Industrial Bank Co., Ltd., Class A	38,600	90,998
Jyske Bank A/S†	2,375	70,915
M&T Bank Corp.	869	89,733
Regions Financial Corp.	6,361	73,533
Ringkjoebing Landbobank A/S	1,660	125,345
Shinhan Financial Group Co., Ltd.	4,494	112,170
SpareBank 1 SR Bank ASA†	12,231	110,049
SVB Financial Group†	340	86,829
Truist Financial Corp.	8,839	343,042
Valiant Holding AG	1,298	124,064
Zions Bancorp NA	1,119	35,987

		2,130,849

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp.	5,534	204,647
Northern Trust Corp.	1,399	114,564
State Street Corp.	2,398	163,280

		482,491

Banks-Regional - 0.0%

St. Galler Kantonalbank AG	112	51,543

Banks-Special Purpose - 0.0%

Industrial Bank of Korea	3,523	23,993

Banks-Super Regional - 1.1%

Comerica, Inc.	954	37,712
Fifth Third Bancorp	4,680	96,689
Huntington Bancshares, Inc.	6,806	64,044
KeyCorp	6,495	80,018
PNC Financial Services Group, Inc.	2,891	321,479
US Bancorp	9,375	341,250
Wells Fargo & Co.	25,380	612,927

		1,554,119

Batteries/Battery Systems - 0.1%

Varta AG†	349	54,351
W-Scope Corp.†	1,700	13,803

		68,154

Beverages-Non-alcoholic - 0.0%

Monster Beverage Corp.†	33	2,767

Beverages-Wine/Spirits - 0.1%

Kweichow Moutai Co., Ltd., Class A	600	156,372

Bicycle Manufacturing - 0.0%

Shimano, Inc.	100	21,196

Brewery - 0.1%

Asahi Group Holdings, Ltd.	600	21,034
Royal Unibrew A/S	928	97,298

		118,332

Broadcast Services/Program - 0.1%

Discovery, Inc., Class C†	38	759
Nordic Entertainment Group AB, Class B†	2,597	108,326

		109,085

Building & Construction Products-Misc. - 0.2%

Forbo Holding AG	57	94,207
Fortune Brands Home & Security, Inc.	43	3,615
Owens Corning	2	135
ROCKWOOL International A/S, Class B	224	85,109
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	41,500	63,629
Wienerberger AG†	3,295	88,944

		335,639

Building & Construction-Misc. - 0.2%

China State Construction Engineering Corp., Ltd., Class A	167,500	125,598
GS Engineering & Construction Corp.	860	17,882
Peab AB†	7,084	69,285
Penta-Ocean Construction Co., Ltd.	3,400	21,861
Samsung C&T Corp.	831	75,552

		310,178

Building Products-Air & Heating - 0.3%

Belimo Holding AG	10	87,283
Carrier Global Corp.	3,280	97,908
Daikin Industries, Ltd.	200	37,700
Johnson Controls International PLC	3,290	134,002

		356,893

Building Products-Cement - 0.1%

Anhui Conch Cement Co., Ltd., Class A	10,700	95,078
Buzzi Unicem SpA	1,545	37,833

		132,911

Building-Heavy Construction - 0.5%

Acciona SA#	3,240	387,419
Ackermans & van Haaren NV†	477	67,795
Boskalis Westminster†	2,997	62,803
China Railway Construction Corp., Ltd., Class A	37,700	49,113
Daelim Industrial Co., Ltd.	336	24,580
Hyundai Engineering & Construction Co., Ltd.	959	26,035
NCC AB, Class B	3,437	61,828

		679,573

Building-Maintenance & Services - 0.1%

Bravida Holding AB†*	8,137	96,329
ISS A/S†	3,808	58,631

		154,960

Building-Mobile Home/Manufactured Housing - 0.0%

Thor Industries, Inc.	86	8,121

Building-Residential/Commercial - 0.0%

Lennar Corp., Class A	68	5,088
Open House Co., Ltd.	700	24,883
PulteGroup, Inc.	214	9,542

		39,513

Cable/Satellite TV - 0.3%

Charter Communications, Inc., Class A†	247	152,056
Comcast Corp., Class A	5,800	259,898
Sirius XM Holdings, Inc.	2,838	16,659

		428,613

Casino Hotels - 0.0%

Kangwon Land, Inc.	1,340	23,294
Las Vegas Sands Corp.	480	24,341

		47,635

Cellular Telecom - 0.2%

LG Uplus Corp.	2,390	24,043
Millicom International Cellular SA SDR	2,027	60,108
SK Telecom Co., Ltd.	219	45,721
Sunrise Communications Group AG*	744	88,478
T-Mobile US, Inc.†	430	50,173

		268,523

Chemicals-Diversified - 0.3%

Dow, Inc.	1,340	60,461
DuPont de Nemours, Inc.	1,240	69,142
Hanwha Solutions Corp.	1,269	42,677
K+S AG	12,230	85,175
Kemira Oyj	4,372	60,417
LyondellBasell Industries NV, Class A	440	28,811
PPG Industries, Inc.	400	48,160

		394,843

Chemicals-Other - 0.0%

Wanhua Chemical Group Co., Ltd.†	3,400	36,352

Chemicals-Plastics - 0.0%

Sumitomo Bakelite Co., Ltd.	200	5,302

Chemicals-Specialty - 0.2%

Ecolab, Inc.	460	90,657
IMCD NV#	1,111	118,633
Shin-Etsu Chemical Co., Ltd.	400	48,662
Taiyo Ink Manufacturing Co., Ltd.#	200	10,140

		268,092

Circuit Boards - 0.0%

Meiko Electronics Co.	1,000	15,663

Coatings/Paint - 0.1%

OC Oerlikon Corp. AG	7,709	70,229
Sherwin-Williams Co.	140	93,947

		164,176

Commercial Services - 0.3%

Amadeus IT Group SA	1,403	78,540
Cintas Corp.	350	116,634
CoreLogic, Inc.	222	14,741
CoStar Group, Inc.†	150	127,290
Elis SA†	7,688	99,543

		436,748

Commercial Services-Finance - 0.7%

Automatic Data Processing, Inc.	550	76,500
Equifax, Inc.	303	50,986
Euronet Worldwide, Inc.†	184	19,022
Experian PLC	2,807	104,688
FleetCor Technologies, Inc.†	100	25,145
Global Payments, Inc.	353	62,347
Hypoport SE†	96	57,625
IHS Markit, Ltd.	1,570	125,474
MarketAxess Holdings, Inc.	43	20,895
Moody’s Corp.	8	2,357
PayPal Holdings, Inc.†	1,470	300,086
S&P Global, Inc.	91	33,344
Square, Inc., Class A†	418	66,696

		945,165

Communications Software - 0.1%

RingCentral, Inc., Class A†	291	84,614
Sinch AB†*	582	59,076
Zoom Video Communications, Inc., Class A†	7	2,276

		145,966

Computer Aided Design - 0.2%

Autodesk, Inc.†	802	197,051
Dassault Systemes SE	75	14,128
Synopsys, Inc.†	200	44,260

		255,439

Computer Data Security - 0.2%

Avast PLC*	9,615	68,891
Check Point Software Technologies, Ltd.†	611	77,145
Fortinet, Inc.†	759	100,192
Zscaler, Inc.†	605	86,721

		332,949

Computer Services - 1.2%

Accenture PLC, Class A	1,131	271,361
Amdocs, Ltd.	1,018	62,332
Atos SE†	474	41,009
CACI International, Inc., Class A†	306	71,662
Capgemini SE	593	82,088
Cognizant Technology Solutions Corp., Class A	1,884	125,964
EPAM Systems, Inc.†	104	34,018
Fujitsu, Ltd.	400	52,193
International Business Machines Corp.	2,630	324,305
Leidos Holdings, Inc.	671	60,719
NEC Corp.	1,900	100,278
Netcompany Group A/S†*	983	85,099
Nihon Unisys, Ltd.	700	20,092
Nomura Research Institute, Ltd.	1,200	31,939
NTT Data Corp.	7,200	82,391
Samsung SDS Co., Ltd.	357	47,334
SCSK Corp.	700	37,936
Sopra Steria Group†	723	117,599

		1,648,319

Computer Software - 0.5%

Akamai Technologies, Inc.†	1,306	152,058
Beijing Sinnet Technology Co., Ltd. Class A	9,420	36,224
Citrix Systems, Inc.	699	101,495
Douzone Bizon Co., Ltd.	207	17,600
Dropbox, Inc., Class A†	2,840	60,123
Software AG	1,202	59,929
Splunk, Inc.†	284	62,290
Twilio, Inc., Class A†	262	70,677
Zhejiang Dahua Technology Co., Ltd., Class A	45,800	152,738

		713,134

Computers - 2.4%

Apple, Inc.	25,092	3,237,872
Hewlett Packard Enterprise Co.	5,965	57,682
HP, Inc.	1,830	35,776

		3,331,330

Computers-Integrated Systems - 0.3%

Bechtle AG	648	130,841
Ingenico Group SA†#	526	89,259
Itochu Techno-Solutions Corp.	1,500	54,383
Net One Systems Co., Ltd.	1,200	46,169
OBIC Co., Ltd.	200	35,482
Otsuka Corp.	500	24,548

		380,682

Consulting Services - 0.1%

Booz Allen Hamilton Holding Corp.	797	70,184
FTI Consulting, Inc.†	89	10,213
Verisk Analytics, Inc.	640	119,469

		199,866

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp.	142	22,402

Containers-Metal/Glass - 0.1%

Ball Corp.	550	44,204
Gerresheimer AG	903	106,520

		150,724

Containers-Paper/Plastic - 0.1%

Huhtamaki Oyj†	2,219	107,352
Rengo Co., Ltd.	3,900	28,832
SIG Combibloc Group AG	3,241	63,604

		199,788

Cosmetics & Toiletries - 0.2%

Amorepacific Corp.	340	48,085
Colgate-Palmolive Co.	117	9,274
Fancl Corp.#	800	26,172
LG Household & Health Care, Ltd.	100	124,000

		207,531

Cruise Lines - 0.0%

Carnival Corp.	560	9,229
Royal Caribbean Cruises, Ltd.	270	18,587

		27,816

Data Processing/Management - 0.3%

CompuGroup Medical SE & Co. KgaA	470	42,178
DocuSign, Inc.†	546	121,758
Fidelity National Information Services, Inc.	750	113,137
Fiserv, Inc.†	750	74,685
Jack Henry & Associates, Inc.	16	2,647
Paychex, Inc.	370	28,294

		382,699

Dental Supplies & Equipment - 0.0%

Lifco AB	534	42,474

Diagnostic Equipment - 0.0%

Thermo Fisher Scientific, Inc.	2	858

Diagnostic Kits - 0.0%

Quidel Corp.†	5	880

Dialysis Centers - 0.0%

DaVita, Inc.†	90	7,808

Direct Marketing - 0.0%

DKSH Holding AG	840	56,220

Distribution/Wholesale - 0.2%

AddTech AB Class B	1,099	56,921
ALSO Holding AG	171	46,063
Fastenal Co.	2,310	112,866
LG Corp.	1,022	71,150
Pool Corp.	45	14,753

		301,753

Diversified Banking Institutions - 3.7%

Bank of America Corp.	53,361	1,373,512
Citigroup, Inc.	14,403	736,282
Goldman Sachs Group, Inc.	2,106	431,456
JPMorgan Chase & Co.	20,680	2,071,929
Mitsubishi UFJ Financial Group, Inc.	6,100	25,485
Morgan Stanley	8,108	423,724
Sumitomo Mitsui Financial Group, Inc.	1,400	41,214
Woori Financial Group, Inc.	5,858	41,720

		5,145,322

Diversified Financial Services - 0.1%

Hana Financial Group, Inc.	3,028	71,883
KB Financial Group, Inc.	3,851	119,462

		191,345

Diversified Manufacturing Operations - 1.2%

3M Co.	2,420	394,508
A.O. Smith Corp.	18	881
Aalberts NV	3,092	116,747
Eaton Corp. PLC	1,710	174,591
General Electric Co.	42,460	269,196
Illinois Tool Works, Inc.	1,370	270,644
Indutrade AB†	2,070	109,031
Parker-Hannifin Corp.	520	107,125
Siemens AG	265	36,576
Sulzer AG	892	79,386
Trane Technologies PLC	950	112,471

		1,671,156

Diversified Minerals - 0.0%

Sumitomo Metal Mining Co., Ltd.	400	12,225

Drug Delivery Systems - 0.0%

DexCom, Inc.†	16	6,807

E-Commerce/Products - 1.6%

Amazon.com, Inc.†	618	2,132,693
eBay, Inc.	1,520	83,266
Rocket Internet SE†*	3,934	88,963

		2,304,922

E-Commerce/Services - 0.1%

Booking Holdings, Inc.†	60	114,627
MercadoLibre, Inc.†	50	58,429

		173,056

E-Services/Consulting - 0.0%

Reply SpA	539	59,819

Electric Products-Misc. - 0.2%

AMETEK, Inc.	930	93,651
Casio Computer Co., Ltd.	1,200	19,363
Emerson Electric Co.	2,884	200,351
LG Innotek Co., Ltd.	156	19,042

		332,407

Electric-Distribution - 0.7%

E.ON SE	25,700	303,931
Iren SpA	18,758	49,068
Orsted A/S*	2,600	367,888
SSE PLC	18,450	312,408

		1,033,295

Electric-Generation - 0.5%

EDP Renovaveis SA	21,580	368,776
Engie SA†	22,300	310,159
SDIC Power Holdings Co., Ltd., Class A Class A	18,700	24,716

		703,651

Electric-Integrated - 2.1%

A2A SpA	24,972	36,446
ACEA SpA	14,194	292,188
Avangrid, Inc.	6,320	303,613
BKW AG	116	11,357
EDP - Energias de Portugal SA	62,350	315,628
Enel SpA	35,050	317,424
Enersis Chile SA ADR	68,985	260,073
Fortum Oyj	14,960	316,257
Hera SpA	12,804	48,925
Iberdrola SA	25,940	326,581
Korea Electric Power Corp.†	2,578	44,489
NextEra Energy, Inc.	1,130	315,462
RWE AG	8,810	350,097

		2,938,540

Electronic Components-Misc. - 0.4%

Barco NV	1,911	40,711
Hoya Corp.	300	29,500
LG Display Co., Ltd.†	2,716	33,381
Luxshare Precision Industry Co., Ltd., Class A	7,279	58,404
Minebea Mitsumi, Inc.	1,300	22,572
Murata Manufacturing Co., Ltd.	400	23,717
Nidec Corp.	700	58,894
Omron Corp.	1,600	117,377
Samsung Electro-Mechanics Co., Ltd.	548	57,434
TKH Group NV CVA	3,023	118,542

		560,532

Electronic Components-Semiconductors - 3.9%

Advanced Micro Devices, Inc.†	1,403	127,420
ams AG†	4,714	83,412
Broadcom, Inc.	767	266,264
Dialog Semiconductor PLC†	2,113	91,507
Infineon Technologies AG	3,001	82,942
Intel Corp.	5,962	303,764
IPG Photonics Corp.†	384	62,104
Marvell Technology Group, Ltd.	809	31,373
Melexis NV	217	17,389
Microchip Technology, Inc.	817	89,625
Micron Technology, Inc.†	1,350	61,439
Monolithic Power Systems, Inc.	33	8,815
NVIDIA Corp.	1,105	591,153
ON Semiconductor Corp.†	544	11,625
Samsung Electronics Co., Ltd.	52,645	2,393,156
Samsung Electronics Co., Ltd. (Preference Shares)	7,687	307,376
SK Hynix, Inc.	6,633	419,344
SOITEC†	336	44,828
STMicroelectronics NV	2,941	88,232
Texas Instruments, Inc.	2,245	319,127
Xilinx, Inc.	666	69,371

		5,470,266

Electronic Connectors - 0.1%

Amphenol Corp., Class A	360	39,528
TE Connectivity, Ltd.	400	38,640

		78,168

Electronic Forms - 0.4%

Adobe, Inc.†	958	491,828

Electronic Measurement Instruments - 0.3%

FLIR Systems, Inc.	1,515	55,903
Fortive Corp.	1,230	88,695
National Instruments Corp.	794	28,497
Roper Technologies, Inc.	420	179,420
Trimble, Inc.†	1,241	65,041
Yokogawa Electric Corp.	1,900	31,088

		448,644

Electronic Parts Distribution - 0.0%

SYNNEX Corp.	56	7,120

Electronic Security Devices - 0.1%

dormakaba Holding AG	130	83,987

Energy-Alternate Sources - 1.5%

Atlantica Sustainable Infrastructure PLC	10,930	328,228
ERG SpA	13,790	364,671
First Solar, Inc.†	5,410	414,352
LONGi Green Energy Technology Co., Ltd., Class A	3,400	31,387
NEL ASA†	23,805	58,043
Siemens Gamesa Renewable Energy SA#	16,910	452,829
Vestas Wind Systems A/S	2,720	413,561

		2,063,071

Engineering/R&D Services - 0.2%

AF Poyry AB†	2,001	55,752
Alten SA†	1,004	87,044
COMSYS Holdings Corp.	200	5,593
Samsung Engineering Co., Ltd.†	1,937	18,426
SPIE SA	4,172	70,846

		237,661

Enterprise Software/Service - 1.3%

Alteryx, Inc., Class A†#	201	24,287
AVEVA Group PLC	629	42,646
Ceridian HCM Holding, Inc.†	501	39,840
Coupa Software, Inc.†#	160	52,438
Guidewire Software, Inc.†	213	23,922
HubSpot, Inc.†	403	120,771
Oracle Corp.	6,411	366,837
Oracle Corp. Japan	400	46,981
salesforce.com, Inc.†	2,188	596,558
SAP SE	1,080	177,909
TIS, Inc.#	1,600	32,026
Tyler Technologies, Inc.†	281	97,032
Veeva Systems, Inc., Class A†	283	79,882
Workday, Inc., Class A†	598	143,347

		1,844,476

Entertainment Software - 0.2%

Activision Blizzard, Inc.	1,169	97,635
Capcom Co., Ltd.	600	29,118
Electronic Arts, Inc.†	426	59,414
Embracer Group AB†	2,399	47,149
Netmarble Corp.†*	228	31,957
Stillfront Group AB†	510	54,893
Take-Two Interactive Software, Inc.†	49	8,388

		328,554

Environmental Consulting & Engineering - 0.1%

Sweco AB, Class B	1,585	97,851

Finance-Credit Card - 0.7%

Mastercard, Inc., Class A	1,282	459,200
Visa, Inc., Class A	2,379	504,324

		963,524

Finance-Investment Banker/Broker - 0.1%

Avanza Bank Holding AB	2,077	41,013
Haitong Securities Co., Ltd.†	81,600	74,122
Korea Investment Holdings Co., Ltd.	525	26,915
Mirae Asset Daewoo Co., Ltd.	4,386	34,338
Samsung Securities Co. Ltd.	924	23,452

		199,840

Finance-Leasing Companies - 0.1%

GRENKE AG	973	71,061
Tokyo Century Corp.#	300	15,409

		86,470

Finance-Other Services - 0.2%

Cboe Global Markets, Inc.	71	6,517
eGuarantee, Inc.	600	12,757
Euronext NV*	1,437	174,571
Intertrust NV*	5,720	102,663

		296,508

Fisheries - 0.1%

Bakkafrost P/F†	1,039	65,059
Leroy Seafood Group ASA	6,150	38,875
Salmar ASA†	1,079	58,485

		162,419

Food-Confectionery - 0.0%

Orion Corp.	249	29,451

Food-Dairy Products - 0.1%

Emmi AG	60	61,464
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	16,200	99,117
Morinaga Milk Industry Co., Ltd.	800	38,899

		199,480

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	21	1,319

Food-Misc./Diversified - 0.3%

AAK AB†	3,571	70,740
Axfood AB	2,082	46,022
CJ CheilJedang Corp.	97	33,234
Corbion NV	2,139	99,040
Fuji Oil Holdings, Inc.	800	23,491
Glanbia PLC (LSE)	2,154	24,163
Glanbia PLC (Euronext Dublin)	4,098	47,192
TreeHouse Foods, Inc.†	108	4,623
Viscofan SA	1,559	115,347

		463,852

Food-Retail - 0.2%

GS Holdings Corp.	701	19,179
HelloFresh SE†	2,872	147,717
Kesko Oyj, Class B	2,734	60,652
Kroger Co.	165	5,887
Seven & i Holdings Co., Ltd.#	900	29,171
Sprouts Farmers Market, Inc.†	157	3,666

		266,272

Food-Wholesale/Distribution - 0.0%

Lacto Japan Co., Ltd.	200	6,741

Forestry - 0.0%

Holmen AB†	1,814	64,551

Gas-Distribution - 0.1%

Italgas SpA	7,288	46,921
Rubis SCA	1,703	80,437

		127,358

Gold Mining - 0.1%

Newmont Corp.	1,478	99,440

Hotels/Motels - 0.1%

Hilton Worldwide Holdings, Inc.	350	31,626
Marriott International, Inc., Class A	370	38,077

		69,703

Human Resources - 0.0%

Recruit Holdings Co., Ltd.	500	19,006

Import/Export - 0.1%

ITOCHU Corp.#	2,000	51,428
Mitsubishi Corp.	1,000	23,722

		75,150

Independent Power Producers - 0.2%

Clearway Energy, Inc., Class C	12,810	326,783
NRG Energy, Inc.	23	792
Vistra Corp.	188	3,615

		331,190

Industrial Audio & Video Products - 0.1%

Hangzhou Hikvision Digital Technology Co., Ltd., Class A	13,500	73,696

Industrial Automated/Robotic - 0.5%

Cognex Corp.	854	59,088
FANUC Corp.	400	70,264
Harmonic Drive Systems, Inc.#	900	47,500
Keyence Corp.	500	206,203
Rockwell Automation, Inc.	659	151,919
SMC Corp.	200	109,994
Yaskawa Electric Corp.	800	28,816

		673,784

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	370	108,136
Linde PLC	960	239,751

		347,887

Instruments-Controls - 0.5%

ABB, Ltd.	2,960	75,216
Honeywell International, Inc.	3,579	592,503

		667,719

Insurance-Life/Health - 0.1%

Aflac, Inc.	49	1,780
Anicom Holdings, Inc.	400	17,146
Dai-ichi Life Holdings, Inc.	2,100	31,832
Samsung Life Insurance Co., Ltd.	883	45,492

		96,250

Insurance-Multi-line - 0.3%

Allstate Corp.	79	7,347
ASR Nederland NV#	3,627	125,737
Helvetia Holding AG	780	73,388
Ping An Insurance Group Co of China, Ltd., Class A	4,800	53,652
Topdanmark A/S	857	36,931
Unipol Gruppo SpA†	26,908	129,727

		426,782

Insurance-Property/Casualty - 0.1%

Assurant, Inc.	16	1,945
DB Insurance Co., Ltd.	547	20,100
MS&AD Insurance Group Holdings, Inc.	1,300	36,098
Progressive Corp.	12	1,140
Samsung Fire & Marine Insurance Co., Ltd.	321	50,532

		109,815

Insurance-Reinsurance - 0.0%

RenaissanceRe Holdings, Ltd.	8	1,470

Internet Application Software - 0.3%

Okta, Inc.†	536	115,438
Shopify, Inc., Class A†	218	232,480
Zendesk, Inc.†	494	47,612

		395,530

Internet Connectivity Services - 0.0%

Masmovil Ibercom SA†	2,323	62,207

Internet Content-Entertainment - 1.1%

Facebook, Inc., Class A†	3,330	976,356
Kakao Corp.	536	183,645
NCSoft Corp.	157	109,037
Netflix, Inc.†	535	283,314
Twitter, Inc.†	860	34,899

		1,587,251

Internet Content-Information/News - 0.1%

Adevinta ASA†	4,315	80,514
IAC/InterActiveCorp†	57	7,580
Spotify Technology SA†	5	1,411

		89,505

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	408	53,991

Internet Security - 0.2%

Palo Alto Networks, Inc.†	426	109,657
Proofpoint, Inc.†	533	58,454
Trend Micro, Inc.	800	49,549

		217,660

Investment Companies - 0.1%

KBC Ancora†	2,511	91,813

Investment Management/Advisor Services - 0.1%

Azimut Holding SpA	2,998	57,976
LPL Financial Holdings, Inc.	7	575
T. Rowe Price Group, Inc.	99	13,782
Vontobel Holding AG	604	44,501

		116,834

Lasers-System/Components - 0.1%

Han’s Laser Technology Industry Group Co., Ltd., Class A	14,100	76,436
Mycronic AB	1,892	43,003

		119,439

Leisure Products - 0.1%

Thule Group AB*	4,024	127,096
Yamaha Corp.	300	14,644

		141,740

Lighting Products & Systems - 0.1%

Signify NV†*	3,164	105,684

Machine Tools & Related Products - 0.0%

IMA Industria Macchine Automatiche SpA†#	593	47,555

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	2,400	341,544
Komatsu, Ltd.	600	13,052

		354,596

Machinery-Electrical - 0.2%

Disco Corp.	100	23,349
Fuji Electric Co., Ltd.	800	25,039
Hitachi, Ltd.	2,500	83,322
Konecranes OYJ	2,936	83,668
Mitsubishi Electric Corp.	6,200	85,640
Union Tool Co.	400	11,039

		312,057

Machinery-Farming - 0.2%

Deere & Co.	1,230	258,374
Kubota Corp.	2,500	45,237

		303,611

Machinery-General Industrial - 0.3%

Beijer Ref AB	1,054	41,917
Bucher Industries AG	270	100,897
Hexagon AB, Class B†	934	67,638
Kongsberg Gruppen ASA	2,745	40,787
Otis Worldwide Corp.	1,645	103,471
Valmet Oyj	2,333	63,811
Zardoya Otis SA	6,031	41,887

		460,408

Machinery-Material Handling - 0.0%

Daifuku Co., Ltd.	600	52,854

Machinery-Pumps - 0.1%

Curtiss-Wright Corp.	30	3,070
Ingersoll Rand, Inc.†	832	29,170
Interpump Group SpA	2,202	76,993

		109,233

Medical Instruments - 0.4%

Edwards Lifesciences Corp.†	336	28,842
Elekta AB, Series B	5,577	69,924
Getinge AB, Class B	3,164	70,268
Intuitive Surgical, Inc.†	267	195,134
Shimadzu Corp.	1,000	29,882
Tecan Group AG	350	158,051

		552,101

Medical Labs & Testing Services - 0.0%

Evotec SE†	2,357	63,005

Medical Products - 0.0%

Hill-Rom Holdings, Inc.	136	12,755
Terumo Corp.#	500	20,347
West Pharmaceutical Services, Inc.	7	1,988

		35,090

Medical-Biomedical/Gene - 0.5%

Alexion Pharmaceuticals, Inc.†	9	1,028
Amgen, Inc.	20	5,066
Argenx SE† (NYSE)	313	72,350
Argenx SE† (Euronext Brussels)	287	66,341
Bavarian Nordic A/S†	1,633	57,857
Gilead Sciences, Inc.	40	2,670
Idorsia, Ltd.†	1,748	51,863
Illumina, Inc.†	12	4,287
JCR Pharmaceuticals Co., Ltd.†	300	32,262
MorphoSys AG†	689	86,703
Regeneron Pharmaceuticals, Inc.†	3	1,860
Samsung Biologics Co, Ltd.†*	157	102,825
Swedish Orphan Biovitrum AB†	3,071	68,788
United Therapeutics Corp.†	111	11,873
Vertex Pharmaceuticals, Inc.†	112	31,261
Vitrolife AB†	1,600	42,988

		640,022

Medical-Drugs - 0.4%

ALK-Abello A/S†	131	44,313
Bristol-Myers Squibb Co.	31	1,928
Celltrion Pharm, Inc.†	166	15,525
Daiichi Sankyo Co., Ltd.	500	44,597
Eli Lilly & Co.	60	8,903
Fagron	1,939	43,964
Hanmi Pharm Co., Ltd.	84	21,674
Helixmith Co., Ltd.†	245	10,158
Huadong Medicine Co., Ltd., Class A	24,400	99,525
Jiangsu Hengrui Medicine Co., Ltd.†	4,000	55,360
Otsuka Holdings Co., Ltd.	300	13,191
Pfizer, Inc.	532	20,104
Santen Pharmaceutical Co., Ltd.	2,700	51,520
Siegfried Holding AG	173	98,083
Yuhan Corp.	536	30,232
Zoetis, Inc.	29	4,643

		563,720

Medical-Generic Drugs - 0.2%

Celltrion Healthcare Co., Ltd.†	657	55,363
Celltrion, Inc.†	888	222,019

		277,382

Medical-HMO - 0.0%

Humana, Inc.	57	23,665
UnitedHealth Group, Inc.	117	36,568

		60,233

Medical-Nursing Homes - 0.1%

Korian SA†	1,911	74,025

Medical-Outpatient/Home Medical - 0.0%

Chemed Corp.	17	8,791

Medical-Wholesale Drug Distribution - 0.2%

Amplifon SpA†	1,738	57,907
Cardinal Health, Inc.	213	10,812
Galenica AG*	1,382	99,222
Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	11,380	42,201
Hubei Jumpcan Pharmaceutical Co., Ltd.	6,800	24,007

		234,149

Metal Processors & Fabrication - 0.1%

Aurubis AG	845	60,644
VAT Group AG*	478	93,067

		153,711

Metal Products-Distribution - 0.0%

MISUMI Group, Inc.	1,300	34,146

Metal Products-Fasteners - 0.0%

SFS Group AG	353	33,252

Miscellaneous Manufacturing - 0.1%

China Railway Signal & Communication Corp., Ltd.*	54,000	21,878
Stadler Rail AG#	569	25,455
Zhuzhou CRRC Times Electric Co., Ltd.	20,100	64,578

		111,911

Multilevel Direct Selling - 0.0%

Nu Skin Enterprises, Inc., Class A	15	709

Multimedia - 0.2%

FactSet Research Systems, Inc.	20	7,008
Walt Disney Co.	2,230	294,070

		301,078

Networking Products - 0.4%

Arista Networks, Inc.†	601	134,293
Cisco Systems, Inc.	9,791	413,376

		547,669

Non-Ferrous Metals - 0.0%

Korea Zinc Co., Ltd.	97	32,540

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	960	89,011
Waste Connections, Inc.	1,100	110,033
Waste Management, Inc.	1,780	202,920

		401,964

Office Automation & Equipment - 0.1%

Zebra Technologies Corp., Class A†	241	69,054

Oil Companies-Exploration & Production - 0.1%

Apache Corp.	700	10,360
Cabot Oil & Gas Corp.	1,070	20,298
Concho Resources, Inc.	290	15,074
ConocoPhillips	1,210	45,847
Devon Energy Corp.	830	9,022
EOG Resources, Inc.	580	26,297
Hess Corp.	360	16,574
Inpex Corp.	1,600	10,179
Noble Energy, Inc.	780	7,761
Occidental Petroleum Corp.	1,080	13,759
Pioneer Natural Resources Co.	165	17,149

		192,320

Oil Companies-Integrated - 0.3%

Chevron Corp.	2,180	182,968
Exxon Mobil Corp.	5,030	200,898

		383,866

Oil Refining & Marketing - 0.2%

HollyFrontier Corp.	360	8,593
Hyundai Heavy Industries Holdings Co., Ltd.	124	23,591
Marathon Petroleum Corp.	750	26,595
Phillips 66	540	31,574
S-Oil Corp.	489	23,258
SK Holdings Co., Ltd.	344	61,972
SK Innovation Co., Ltd.	559	68,234
Valero Energy Corp.	370	19,458

		263,275

Oil-Field Services - 0.2%

Baker Hughes Co.	830	11,852
Halliburton Co.	1,350	21,843
Saipem SpA#	17,235	36,919
SBM Offshore NV	3,532	61,053
Schlumberger, Ltd.	1,720	32,697
Subsea 7 SA†	8,870	71,787
TechnipFMC PLC	760	5,852
TGS NOPEC Geophysical Co. ASA	5,531	71,957

		313,960

Paper & Related Products - 0.1%

BillerudKorsnas AB	3,876	65,154

Pastoral & Agricultural - 0.1%

Guangdong Haid Group Co., Ltd., Class A	15,100	155,895
Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	16,800	41,566

		197,461

Petrochemicals - 0.2%

LG Chem, Ltd.	473	294,654
Lotte Chemical Corp.	186	29,672

		324,326

Pharmacy Services - 0.0%

Cigna Corp.	39	6,918
CVS Health Corp.	227	14,101

		21,019

Pipelines - 0.0%

Gaztransport Et Technigaz SA	617	58,094

Power Converter/Supply Equipment - 0.1%

Generac Holdings, Inc.†	68	12,919
Schneider Electric SE	619	76,638

		89,557

Private Equity - 0.0%

Apollo Global Management, Inc.	64	3,000

Public Thoroughfares - 0.1%

ASTM SpA†	3,191	64,964

Real Estate Investment Trusts - 1.0%

Aedifica SA	866	102,001
Alstria Office REIT-AG†	8,737	130,642
American Tower Corp.	730	181,879
AvalonBay Communities, Inc.	220	34,773
Boston Properties, Inc.	230	19,980
Corporate Office Properties Trust	47	1,158
Crown Castle International Corp.	680	111,010
Digital Realty Trust, Inc.	320	49,808
Equinix, Inc.	120	94,774
Equity Residential	666	37,596
Essex Property Trust, Inc.	90	19,486
Highwoods Properties, Inc.	25	931
Inmobiliaria Colonial Socimi SA	9,027	79,446
Life Storage, Inc.	18	1,898
Omega Healthcare Investors, Inc.	7	217
Prologis, Inc.	1,010	102,879
Public Storage	283	60,109
Realty Income Corp.	510	31,635
SBA Communications Corp.	170	52,032
Segro PLC	2,903	36,974
Simon Property Group, Inc.	490	33,246
Ventas, Inc.	600	24,726
Warehouses De Pauw CVA	2,620	92,547
Welltower, Inc.	690	39,689
Weyerhaeuser Co.	1,240	37,584

		1,377,020

Real Estate Management/Services - 0.4%

Entra ASA*	7,182	98,164
Fabege AB	5,324	64,843
Fastighets AB Balder, Class B†	1,522	60,635
Hufvudstaden AB, Class A	5,278	65,412
Kungsleden AB	13,243	104,722
Wallenstam AB	2,463	32,262
Wihlborgs Fastigheter AB	5,990	95,773

		521,811

Real Estate Operations & Development - 0.5%

Allreal Holding AG	315	65,234
CA Immobilien Anlagen AG	1,869	58,324
Castellum AB	3,880	79,396
China Vanke Co., Ltd., Class A†	14,900	59,276
Grand City Properties SA	3,388	86,926
IMMOFINANZ AG†	3,481	57,741
Mitsui Fudosan Co., Ltd.	2,100	38,068
Poly Developments and Holdings Group Co., Ltd., Class A	4,800	11,274
PSP Swiss Property AG	408	48,701
Samhallsbyggnadsbolaget i Norden AB	17,816	49,515
TAG Immobilien AG	4,139	123,680

		678,135

Recreational Vehicles - 0.1%

Dometic Group AB†*	7,316	89,993

Recycling - 0.1%

TOMRA Systems ASA†	2,183	105,830

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	12	2,125

Respiratory Products - 0.0%

ResMed, Inc.	74	13,378

Retail-Apparel/Shoe - 0.1%

HUGO BOSS AG	2,617	69,330
Lululemon Athletica, Inc.†	140	52,594
Ross Stores, Inc.	500	45,540

		167,464

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	20	23,926
O’Reilly Automotive, Inc.†	131	60,998

		84,924

Retail-Building Products - 0.5%

Home Depot, Inc.	1,591	453,498
Lowe’s Cos., Inc.	1,168	192,358
Nitori Holdings Co., Ltd.	300	62,824

		708,680

Retail-Discount - 0.2%

Dollar General Corp.	419	84,588
Dollar Tree, Inc.†	320	30,806
E-MART Inc.	239	24,143
Pan Pacific International Holdings Corp.	2,100	49,390
Target Corp.	700	105,847

		294,774

Retail-Drug Store - 0.0%

Kusuri no Aoki Holdings Co., Ltd.	100	8,545
Zur Rose Group AG†	168	45,626

		54,171

Retail-Gardening Products - 0.0%

Tractor Supply Co.	36	5,358

Retail-Home Furnishings - 0.0%

Williams-Sonoma, Inc.	104	9,127

Retail-Jewelry - 0.0%

Lao Feng Xiang Co., Ltd., Class A	5,800	45,521

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	1,680	92,047

Retail-Misc./Diversified - 0.0%

Hotel Shilla Co., Ltd.	354	20,950

Retail-Restaurants - 0.3%

Chipotle Mexican Grill, Inc.†	30	39,308
McDonald’s Corp.	1,080	230,602
Starbucks Corp.	1,680	141,910
Yum! Brands, Inc.	410	39,298

		451,118

Rubber-Tires - 0.1%

Hankook Tire & Technology Co., Ltd.	1,012	25,132
Nokian Renkaat Oyj	3,102	86,362

		111,494

Rubber/Plastic Products - 0.1%

Daetwyler Holding AG	138	32,212
Hexpol AB†	8,522	70,296

		102,508

Satellite Telecom - 0.1%

Eutelsat Communications SA	8,253	82,808

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	2,934	31,042

Security Services - 0.0%

Loomis AB†	2,115	53,108

Semiconductor Components-Integrated Circuits - 0.4%

Analog Devices, Inc.	850	99,348
Maxim Integrated Products, Inc.	53	3,627
NXP Semiconductors NV	834	104,884
QUALCOMM, Inc.	2,407	286,674
Renesas Electronics Corp.†	10,600	66,753

		561,286

Semiconductor Equipment - 0.4%

Advantest Corp.#	200	9,574
Applied Materials, Inc.	1,434	88,334
ASM International NV	724	108,949
BE Semiconductor Industries NV	1,923	91,907
KLA Corp.	192	39,387
Lam Research Corp.	207	69,622
MKS Instruments, Inc.	24	2,869
Siltronic AG	556	51,713
Teradyne, Inc.	632	53,701

		516,056

Shipbuilding - 0.1%

HLB, Inc.†	428	31,274
Huntington Ingalls Industries, Inc.	22	3,334
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	418	30,332
Samsung Heavy Industries Co., Ltd.†	5,059	21,975

		86,915

Software Tools - 0.1%

VMware, Inc., Class A†	1,182	170,728

Steel-Producers - 0.2%

APERAM SA	1,430	42,270
Baoshan Iron & Steel Co., Ltd., Class A	67,200	48,429
POSCO	726	112,759
Reliance Steel & Aluminum Co.	93	9,753
SSAB AB, Class B†	19,138	59,141

		272,352

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	1,050	34,083

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	2,297	57,425

Telephone-Integrated - 0.6%

AT&T, Inc.	9,630	287,070
Freenet AG	4,534	97,906
KDDI Corp.	1,100	31,967
Nippon Telegraph & Telephone Corp.	2,400	54,644
SoftBank Group Corp.	800	49,836
Verizon Communications, Inc.	5,450	323,022

		844,445

Television - 0.1%

ION Media Networks, Inc.†(1)(2)	18	11,441
ProSiebenSat.1 Media SE†	8,090	91,541

		102,982

Theaters - 0.1%

CTS Eventim AG & Co. KGaA†	1,606	79,766

Tobacco - 0.1%

Altria Group, Inc.	316	13,822
KT&G Corp.	1,189	83,177
Philip Morris International, Inc.	41	3,271

		100,270

Tools-Hand Held - 0.1%

MSA Safety, Inc.	5	630
Stanley Black & Decker, Inc.	640	103,232

		103,862

Transactional Software - 0.1%

SimCorp A/S	961	122,173

Transport-Marine - 0.0%

Euronav NV	5,481	50,004

Transport-Rail - 0.8%

Central Japan Railway Co.	400	60,010
CSX Corp.	3,286	251,248
Norfolk Southern Corp.	1,080	229,532
Tokyu Corp.	3,300	44,181
Union Pacific Corp.	2,750	529,210

		1,114,181

Transport-Services - 0.5%

FedEx Corp.	1,010	222,038
United Parcel Service, Inc., Class B	2,990	489,224

		711,262

Transport-Truck - 0.0%

Hyundai Glovis Co., Ltd.	229	28,049
Schneider National, Inc., Class B	126	3,410
XPO Logistics, Inc.†	24	2,118

		33,577

Vitamins & Nutrition Products - 0.0%

Herbalife Nutrition, Ltd.†	97	4,768

Water Treatment Systems - 0.0%

Kurita Water Industries, Ltd.	400	12,538

Web Hosting/Design - 0.1%

GoDaddy, Inc., Class A†	844	70,626
VeriSign, Inc.†	120	25,776

		96,402

Web Portals/ISP - 1.2%

Alphabet, Inc., Class A†	397	646,923
Alphabet, Inc., Class C†	421	687,990
Baidu, Inc. ADR†	158	19,682
NAVER Corp.	1,161	315,197

		1,669,792

Wireless Equipment - 0.2%

Motorola Solutions, Inc.	227	35,128
Samsung SDI Co., Ltd.	520	198,081

		233,209

Total Common Stocks
(cost $68,532,155)		81,680,031

EXCHANGE-TRADED FUNDS - 7.7%

iShares JP Morgan USD Emerging Markets Bond ETF	37,500	4,259,250
iShares MSCI Europe Small-Cap ETF	3,900	205,929
iShares MSCI Eurozone ETF	47,600	1,874,964
iShares Russell 1000 Growth ETF#	111	25,299
VanEck Vectors Gold Miners ETF	106,000	4,480,620

Total Exchange-Traded Funds
(cost $8,972,032)		10,846,062

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.8%
Diversified Banking Institutions - 0.0%

JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(3)	11,000	11,743

Finance-Other Services - 0.2%

China Huadian Overseas Development Management Co., Ltd. 4.00% due 05/29/2024(3)	200,000	208,750

Insurance-Life/Health - 0.3%

Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026(3)	200,000	218,000
Nippon Life Insurance Co. 3.40% due 01/23/2050	200,000	215,000
Prudential Financial, Inc. 5.63% due 06/15/2043	8,000	8,564
Prudential Financial, Inc. 5.70% due 09/15/2048	6,000	6,920
Voya Financial, Inc. 4.70% due 01/23/2048	10,000	10,050

		458,534

Insurance-Property/Casualty - 0.2%

Mitsui Sumitomo Insurance Co., Ltd. 4.95% due 03/06/2029(3)	200,000	242,000

Metal-Diversified - 0.1%

Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(3)	200,000	206,100

Oil Companies-Integrated - 0.0%

BP Capital Markets PLC 4.88% due 03/22/2030(3)	17,000	18,567

Pipelines - 0.0%

Enbridge, Inc. 5.50% due 07/15/2077	18,000	17,564
Enterprise Products Operating LLC 4.88% due 08/16/2077	10,000	8,882
Enterprise Products Operating LLC 5.25% due 08/16/2077	7,000	6,720

		33,166

Total Preferred Securities/Capital Securities
(cost $1,099,770)		1,178,860

RIGHTS - 0.0%
Real Estate Operations & Development - 0.0%

BUWOG AG#(1) (cost $0)	1,461	0

U.S. CORPORATE BONDS & NOTES - 3.6%
Advertising Agencies - 0.0%

Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	3,000	3,493

Applications Software - 0.1%

Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	8,000	8,415
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	41,000	54,228

		62,643

Auto-Cars/Light Trucks - 0.0%

General Motors Financial Co., Inc. Senior Notes 3.60% due 06/21/2030	13,000	13,600

Auto-Heavy Duty Trucks - 0.0%

Cummins, Inc. Senior Notes 2.60% due 09/01/2050	17,000	16,721

Banks-Commercial - 0.0%

BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	31,000	33,429

Banks-Super Regional - 0.1%

Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	39,000	41,300
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	49,000	66,888

		108,188

Beverages-Non-alcoholic - 0.1%

Coca-Cola Co. Senior Notes 2.60% due 06/01/2050	15,000	15,256
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	18,000	20,899
Keurig Dr Pepper, Inc. Company Guar. Bonds 4.50% due 11/15/2045	24,000	30,183
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	47,000	50,345

		116,683

Brewery - 0.1%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	107,000	132,130
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	20,000	23,842

		155,972

Broadcast Services/Program - 0.0%

Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	15,000	17,539

Building & Construction Products-Misc. - 0.0%

Owens Corning Senior Notes 4.30% due 07/15/2047	21,000	22,527

Building Products-Air & Heating - 0.0%

Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	8,000	8,398
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	27,000	28,068
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	8,000	8,476

		44,942

Building Products-Cement - 0.0%

Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	8,000	9,063

Cable/Satellite TV - 0.1%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	12,000	11,958
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	13,000	14,855
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	19,000	26,309
Comcast Corp. Company Guar. Notes 2.65% due 08/15/2062	31,000	29,949
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	2,000	2,253
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	9,000	10,660
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	4,000	4,793
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	17,000	20,426
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	18,000	23,159

Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	10,000	13,469

		157,831

Cellular Telecom - 0.0%

T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	22,000	25,217

Chemicals-Diversified - 0.0%

Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	22,000	23,351

Chemicals-Specialty - 0.0%

Huntsman International LLC Senior Notes 4.50% due 05/01/2029	16,000	17,717

Commercial Services-Finance - 0.0%

S&P Global, Inc. Company Guar. Bonds 2.30% due 08/15/2060	21,000	19,439

Computer Services - 0.0%

Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	13,000	15,214

Computers - 0.1%

Apple, Inc. Senior Notes 2.55% due 08/20/2060	33,000	32,806
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	18,000	23,961
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	2,000	2,500

		59,267

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 3.20% due 07/30/2046	10,000	11,613

Containers-Paper/Plastic - 0.0%

Bemis Co., Inc. Company Guar. Notes 2.63% due 06/19/2030	6,000	6,451
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	12,000	13,149

		19,600

Dental Supplies & Equipment - 0.0%

DENTSPLY SIRONA, Inc. Senior Notes 3.25% due 06/01/2030	8,000	8,671

Diversified Banking Institutions - 0.3%

Bank of America Corp. Senior Notes 3.71% due 04/24/2028	7,000	7,940
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	52,000	65,116
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	43,000	57,878
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	8,000	10,244
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	17,000	22,915
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	18,000	21,233
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	45,000	55,515
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	19,000	27,724
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	5,000	5,378
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	36,000	39,558
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	23,000	25,039
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	24,000	28,853
JPMorgan Chase & Co. Senior Notes 4.49% due 03/24/2031	3,000	3,695
Morgan Stanley Senior Notes 3.62% due 04/01/2031	7,000	8,132
Morgan Stanley Senior Notes 3.97% due 07/22/2038	24,000	28,970

		408,190

Diversified Manufacturing Operations - 0.1%

General Electric Co. Senior Notes 4.25% due 05/01/2040	45,000	45,426
General Electric Co. Senior Notes 4.35% due 05/01/2050	11,000	11,166
Parker-Hannifin Corp. Senior Notes 4.00% due 06/14/2049	22,000	26,754

		83,346

Drug Delivery Systems - 0.0%

Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	11,000	13,922

E-Commerce/Products - 0.0%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	7,000	9,674

Electric-Distribution - 0.0%

Oklahoma Gas & Electric Co. Senior Notes 3.85% due 08/15/2047	3,000	3,377

Electric-Generation - 0.0%

Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	13,000	16,198

Electric-Integrated - 0.4%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	29,000	35,634
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 4.25% due 02/01/2049	10,000	12,967
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	17,000	21,840
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	8,000	9,593
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	3,000	4,597
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	6,000	7,608
DTE Electric Co. 1st Mtg. Bonds 2.95% due 03/01/2050	13,000	13,853
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	23,000	28,984
DTE Electric Co. General Refunding Mtg. 4.05% due 05/15/2048	6,000	7,581
Duke Energy Carolinas LLC 1st Mtg. Bonds 3.75% due 06/01/2045	27,000	32,256
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	22,000	24,722
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	27,000	33,458
Evergy Kansas Central, Inc. 1st Mtg. Bonds 3.45% due 04/15/2050	18,000	20,728
Exelon Corp. Senior Notes 4.70% due 04/15/2050	10,000	12,906
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	18,000	25,484
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	15,000	17,801
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	11,000	12,445
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	7,000	7,730
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.50% due 08/01/2050#	7,000	6,521
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	65,000	64,394
PacifiCorp 1st Mtg. Notes 3.30% due 03/15/2051	11,000	12,497
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	22,000	27,843
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	11,000	11,985
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	23,000	23,656
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	9,000	11,632
Public Service Electric & Gas Co. 1st. Mtg. Notes 3.20% due 08/01/2049	11,000	12,354
Puget Sound Energy, Inc. 1st. Mtg. Notes 4.22% due 06/15/2048	27,000	34,392
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	15,000	15,909

		551,370

Electric-Transmission - 0.0%

AEP Transmission Co. LLC Senior Bonds 3.80% due 06/15/2049	13,000	15,650

Electronic Components-Semiconductors - 0.1%

Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	29,000	32,692
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	18,000	21,432

Intel Corp. Senior Notes 3.25% due 11/15/2049	27,000	30,226
NVIDIA Corp. Senior Notes 3.70% due 04/01/2060	13,000	15,222

		99,572

Electronic Measurement Instruments - 0.0%

Trimble, Inc. Senior Notes 4.90% due 06/15/2028	22,000	26,289

Enterprise Software/Service - 0.0%

Oracle Corp. Senior Notes 3.85% due 07/15/2036	23,000	27,105
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	17,774

		44,879

Entertainment Software - 0.0%

Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	11,000	10,283

Finance-Commercial - 0.0%

GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	40,000	42,239

Finance-Credit Card - 0.1%

Mastercard, Inc. Senior Notes 3.80% due 11/21/2046	36,000	44,225
Mastercard, Inc. Senior Notes 3.85% due 03/26/2050	5,000	6,290

		50,515

Finance-Other Services - 0.0%

Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	16,000	16,247

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	6,000	6,642

Food-Misc./Diversified - 0.1%

Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	25,000	34,481
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	16,000	15,743
Mars, Inc. Company Guar. Notes 3.88% due 04/01/2039*	19,000	22,576

		72,800

Food-Wholesale/Distribution - 0.0%

Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	18,000	24,942

Gas-Distribution - 0.1%

Brooklyn Union Gas Co. Senior Notes 4.49% due 03/04/2049*	2,000	2,593
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	14,000	16,708
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	13,000	17,970
ONE Gas, Inc. Senior Notes 4.50% due 11/01/2048	22,000	28,728

		65,999

Insurance Brokers - 0.0%

Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	18,000	20,797
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	3,000	4,003

		24,800

Insurance-Life/Health - 0.1%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	32,000	30,865
Prudential Financial, Inc. Senior Notes 3.00% due 03/10/2040	9,000	9,596
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	30,000	42,900
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	29,000	34,416

		117,777

Insurance-Multi-line - 0.0%

Guardian Life Insurance Co. of America Sub. Notes 3.70% due 01/22/2070*	6,000	6,492

Insurance-Mutual - 0.1%

New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	10,000	11,386
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	27,000	33,782

Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	27,000	29,790

		74,958

Insurance-Property/Casualty - 0.0%

Progressive Corp. Senior Notes 3.95% due 03/26/2050	4,000	5,137
Progressive Corp. Senior Notes 4.20% due 03/15/2048	31,000	41,035

		46,172

Insurance-Reinsurance - 0.0%

Berkshire Hathaway Finance Corp. Company Guar. Notes 4.25% due 01/15/2049	37,000	48,110

Machinery-Construction & Mining - 0.0%

Caterpillar, Inc. Senior Bonds 3.25% due 09/19/2049	13,000	14,640

Medical Labs & Testing Services - 0.0%

Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	15,000	19,212

Medical-Biomedical/Gene - 0.1%

Amgen, Inc. Senior Notes 3.15% due 02/21/2040	34,000	36,174
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	11,000	12,008
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	11,000	14,779
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	8,000	8,142
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	24,000	22,955

		94,058

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	24,000	28,094
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	31,000	37,419
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	9,000	11,122
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	31,000	41,254
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	4,000	5,411
Merck & Co., Inc. Senior Bonds 2.45% due 06/24/2050	17,000	17,052
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	3,000	3,349
Upjohn, Inc. Company Guar. Notes 4.00% due 06/22/2050*	8,000	8,708
Wyeth Company Guar. Notes 5.95% due 04/01/2037	4,000	5,929

		158,338

Medical-Generic Drugs - 0.0%

Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	15,000	18,941

Medical-HMO - 0.1%

Humana, Inc. Senior Notes 4.88% due 04/01/2030	22,000	27,652
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	8,000	8,768
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	22,000	28,364

		64,784

Medical-Wholesale Drug Distribution - 0.0%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	4,000	4,444
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	16,000	18,963

		23,407

Metal-Copper - 0.0%

Southern Copper Corp. Senior Notes 3.88% due 04/23/2025	35,000	38,586

Multimedia - 0.1%

Viacom, Inc. Senior Notes 5.85% due 09/01/2043	20,000	25,008
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	18,000	20,181
Walt Disney Co. Company Guar. Notes 3.80% due 05/13/2060	5,000	5,872

		51,061

Non-Profit Charity - 0.0%

Ford Foundation Notes 2.82% due 06/01/2070	11,000	11,642

Office Supplies & Forms - 0.0%

Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	7,000	7,442

Oil Companies-Exploration & Production - 0.1%

Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	16,000	16,291
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	23,000	29,426
Hess Corp. Senior Notes 6.00% due 01/15/2040	4,000	4,627
Hess Corp. Senior Notes 7.13% due 03/15/2033	18,000	22,258
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	27,000	29,146
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	8,000	10,527
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	26,000	34,665
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	34,000	33,069

		180,009

Oil Companies-Integrated - 0.1%

BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	49,000	48,258

Oil Refining & Marketing - 0.0%

Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	15,000	16,080
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	13,000	12,804

		28,884

Oil-Field Services - 0.0%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030	6,000	7,033
Halliburton Co. Senior Notes 2.92% due 03/01/2030#	13,000	13,194

		20,227

Paper & Related Products - 0.1%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	47,000	53,880
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	15,000	15,938

		69,818

Pharmacy Services - 0.0%

CVS Health Corp. Senior Notes 2.70% due 08/21/2040	7,000	6,847
CVS Health Corp Senior Notes 4.13% due 04/01/2040	4,000	4,648
CVS Health Corp Senior Notes 4.25% due 04/01/2050	7,000	8,358
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	8,000	9,830
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	13,000	16,952

		46,635

Pipelines - 0.2%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	23,000	24,275
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	5,000	5,559
Energy Transfer Operating LP Company Guar. Notes 5.15% due 02/01/2043	7,000	6,536
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	19,000	19,239
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	8,000	8,176
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	15,000	14,109
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	12,000	13,062
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	3,000	3,474
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050	15,000	14,045
MPLX LP Senior Notes 2.65% due 08/15/2030	29,000	28,806

ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	13,000	12,427
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	6,000	7,251
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	6,000	5,263
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	10,000	11,442
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	25,000	24,018
Williams Cos., Inc. Senior Notes 5.40% due 03/04/2044	26,000	30,455
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	10,000	12,025

		240,162

Real Estate Investment Trusts - 0.2%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	11,000	10,937
American Tower Corp. Senior Notes 3.10% due 06/15/2050	15,000	15,449
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	7,000	7,526
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	15,000	20,137
Essex Portfolio LP Company Guar. Notes 2.65% due 09/01/2050	33,000	30,647
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	25,000	24,708
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	15,000	14,737
Prologis LP Senior Notes 1.25% due 10/15/2030	8,000	7,847
Prologis LP Senior Notes 3.00% due 04/15/2050	14,000	15,239
Simon Property Group LP Senior Notes 3.25% due 09/13/2049	20,000	18,980
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	31,000	32,198

		198,405

Retail-Apparel/Shoe - 0.0%

Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	14,000	18,001

Retail-Automobile - 0.0%

AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	6,000	7,038

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	27,000	30,872
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	12,000	15,458
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	22,000	26,280

		72,610

Retail-Discount - 0.0%

Target Corp. Senior Notes 3.63% due 04/15/2046	15,000	18,557

Retail-Restaurants - 0.0%

McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	8,000	9,034
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	8,000	9,763
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	8,000	9,975

		28,772

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	11,000	12,633

Software Tools - 0.0%

VMware, Inc. Senior Notes 4.70% due 05/15/2030	13,000	15,294

Steel-Producers - 0.0%

Nucor Corp. Senior Notes 2.70% due 06/01/2030	4,000	4,308
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	6,000	5,948
Steel Dynamics, Inc. Senior Notes 3.25% due 01/15/2031	4,000	4,301

Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	17,000	18,682

		33,239

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 5.45% due 11/15/2079	40,000	50,107

Telephone-Integrated - 0.2%

AT&T, Inc. Senior Notes 4.50% due 05/15/2035	11,000	13,180
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	38,000	45,690
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	14,000	16,893
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	43,000	51,320
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	22,000	27,210
AT&T, Inc. Senior Notes 5.35% due 12/15/2043	11,000	13,808
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	6,000	7,362
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	13,000	16,198
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	72,000	97,806

		289,467

Television - 0.0%

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	23,000	24,522

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. Senior Notes 4.85% due 11/15/2048	10,000	14,032
Stanley Black & Decker, Inc. Company Guar. Notes 5.20% due 09/01/2040	5,000	6,873

		20,905

Transport-Rail - 0.1%

Burlington Northern Santa Fe LLC Senior Notes 4.05% due 06/15/2048	7,000	8,847
Burlington Northern Santa Fe LLC Senior Notes 4.45% due 03/15/2043	37,000	48,245
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	10,000	10,392
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	18,000	18,611
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	14,000	15,524
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	27,000	33,900

		135,519

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	25,000	26,600

Water - 0.0%

American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	4,000	4,580
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	8,000	8,695

		13,275

Web Portals/ISP - 0.0%

Alphabet, Inc. Senior Notes 1.10% due 08/15/2030	17,000	16,949
Alphabet, Inc. Senior Notes 2.05% due 08/15/2050	16,000	15,253
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	3,000	2,873

		35,075

Total U.S. Corporate Bonds & Notes
(cost $4,739,863)		4,979,286

FOREIGN CORPORATE BONDS & NOTES - 6.6%
Agricultural Chemicals - 0.0%

Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050	13,000	15,084
Yara International ASA Senior Notes 3.15% due 06/04/2030*	6,000	6,452

		21,536

Banks-Commercial - 0.4%

Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	200,000	217,114
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030	200,000	195,700

NongHyup Bank Senior Notes 1.25% due 07/20/2025*	200,000	201,890

		614,704

Cellular Telecom - 0.2%

Turkcell Iletisim Hizmetleri AS Senior Notes 5.80% due 04/11/2028	200,000	198,656
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	6,000	7,516
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	20,000	26,242

		232,414

Chemicals-Diversified - 0.3%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	200,000	190,300
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.38% due 06/19/2024	200,000	211,498

		401,798

Chemicals-Specialty - 0.0%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	9,000	9,057

Coal - 0.3%

Adaro Indonesia PT Company Guar. Notes 4.25% due 10/31/2024	250,000	246,250
Indika Energy Capital III Pte, Ltd. Senior Sec. Notes 5.88% due 11/09/2024	200,000	188,600

		434,850

Diagnostic Equipment - 0.0%

DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	37,000	41,691

Diversified Banking Institutions - 0.8%

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	210,394
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.20% due 07/18/2029	200,000	222,000
Mizuho Financial Group, Inc. Senior Notes 2.72% due 07/16/2023	200,000	207,385
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	200,000	215,851
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	200,000	212,454

		1,068,084

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.30% due 09/15/2046*	250,000	284,479
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	22,000	27,708

		312,187

Diversified Minerals - 0.0%

Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030*	9,000	9,234
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	9,000	10,634
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	6,000	6,734

		26,602

Electric-Distribution - 0.3%

Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	200,000	208,040
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 4.25% due 05/02/2028	200,000	235,134

		443,174

Electric-Generation - 0.2%

Korea East-West Power Co., Ltd. Senior Notes 1.75% due 05/06/2025*	200,000	206,969

Electric-Integrated - 0.3%

Korea Electric Power Corp. Senior Notes 2.50% due 06/24/2024	200,000	211,890
Orazul Energy Egenor SCA Company Guar. Notes 5.63% due 04/28/2027	200,000	209,750

		421,640

Electronic Components-Semiconductors - 0.0%

NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	6,000	6,652

Energy-Alternate Sources - 0.2%

ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	200,000	209,000

Independent Power Producers - 0.3%

Cometa Energia SA de CV Senior Sec. Notes 6.38% due 04/24/2035	190,000	204,725
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	200,000	213,502

		418,227

Insurance-Life/Health - 0.0%

Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030	10,000	12,062
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	15,000	16,026

		28,088

Insurance-Property/Casualty - 0.0%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	13,000	14,467

Investment Companies - 0.3%

Beijing State-Owned Assets Management Hong Kong Co., Ltd. Senior Notes 4.13% due 05/26/2025	200,000	217,648
PTT Treasury Center Co., Ltd. Company Guar. Notes 3.70% due 07/16/2070*	200,000	205,829

		423,477

Medical-Drugs - 0.0%

AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	6,000	5,591

Multimedia - 0.1%

Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	200,000	197,002

Oil Companies-Exploration & Production - 0.9%

CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041	200,000	296,812
Korea National Oil Corp. Senior Notes 3.25% due 10/01/2025	200,000	221,584
PTTEP Treasury Center Co., Ltd. Company Guar. Notes 3.90% due 12/06/2059	200,000	225,948
Sinopec Group Overseas Development 2017, Ltd. Company Guar. Notes 4.25% due 04/12/2047	200,000	250,520
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026	200,000	214,590

		1,209,454

Oil Companies-Integrated - 0.8%

Ecopetrol SA Senior Notes 5.88% due 05/28/2045	40,000	45,392
Equinor ASA Company Guar. Notes 2.38% due 05/22/2030	12,000	12,760
Equinor ASA Company Guar. Bonds 3.25% due 11/18/2049	22,000	23,716
Pertamina Persero PT Senior Notes 6.45% due 05/30/2044	200,000	264,000
Petro-Canada Senior Notes 5.95% due 05/15/2035	7,000	8,776
Petrobras Global Finance BV Company Guar. Notes 5.75% due 02/01/2029	100,000	109,900
Petronas Capital, Ltd. Company Guar. Notes 4.55% due 04/21/2050*	200,000	263,188
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029	200,000	220,193
Shell International Finance BV Company Guar. Notes 3.63% due 08/21/2042	3,000	3,340
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	111,000	132,527
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	13,000	14,493

		1,098,285

Real Estate Operations & Development - 0.3%

Country Garden Holdings Co., Ltd. Senior Sec. Notes 7.25% due 04/08/2026	200,000	222,000
Sun Hung Kai Properties Capital Market, Ltd. Company Guar. Notes 3.75% due 02/25/2029	200,000	226,630

		448,630

SupraNational Banks - 0.0%

Inter-American Development Bank Senior Notes 4.38% due 01/24/2044	17,000	26,052

Telephone-Integrated - 0.2%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	11,000	15,325

Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		150,000	181,897

			197,222

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		15,000	22,996

Warehousing & Harbor Transportation Services - 0.3%

PSA Treasury Pte, Ltd. Company Guar. Notes 2.13% due 09/05/2029		400,000	416,732

Web Portals/ISP - 0.2%

Baidu, Inc. Senior Notes 3.08% due 04/07/2025		200,000	213,924

Total Foreign Corporate Bonds & Notes
(cost $8,707,467)			9,170,505

U.S. GOVERNMENT TREASURIES - 0.2%
United States Treasury Bonds - 0.2%

United States Treasury Bonds
1.25% due 05/15/2050		237,000	225,150
2.38% due 11/15/2049		58,000	70,855

Total U.S. Government Treasuries
(cost $297,014)			296,005

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Sovereign - 1.8%

United Mexican States Senior Bonds 4.75% due 03/08/2044		13,000	14,580
United Mexican States Senior Notes 8.50% due 05/31/2029	MXN	47,000,000	2,537,188

Total Foreign Government Obligations
(cost $2,470,170)			2,551,768

ESCROWS AND LITIGATION TRUSTS - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2049†		44,000	528
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		69,000	7
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(1)		45,000	4

Total Escrows And Litigation Trusts
(cost $0)			546

Total Long-Term Investment Securities
(cost $94,818,471)			110,703,063

SHORT-TERM INVESTMENT SECURITIES - 8.9%
Registered Investment Companies - 7.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(4)		9,290,357	9,290,357
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(4)(5)		955,469	955,469

			10,245,826

U.S. Government Treasuries - 1.6%

United States Treasury Bills 0.11% due 12/17/2020(6)		2,250,000	2,249,331

Total Short-Term Investment Securities
(cost $12,495,157)			12,495,157

TOTAL INVESTMENTS
(cost $107,313,628)		87.9%	123,198,220
Other assets less liabilities		12.1	16,880,993

NET ASSETS		100.0%	$140,079,213

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $3,874,127 representing 2.8% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	3/5/2014	18	$0	$11,441	$635.61	0.01%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	The rate shown is the 7-day yield as of August 31, 2020.
(5)

At August 31, 2020, the Fund had loaned securities with a total value of $1,295,668. This was secured by collateral of $955,469, which was received in cash and subsequently invested in short-term investments currently valued at $955,469 as reported in the Portfolio of Investments. Additional collateral of $416,321 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	$26,853
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	389,468

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

ETF - Exchange Traded Fund

Euronext Brussels - Euronext Stock Exchange, Brussels

Euronext Dublin - Euronext Stock Exchange, Dublin

LSE - London Stock Exchange

MXN - Mexican Peso

NYSE - New York Stock Exchange

SDR - Swedish Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	MSCI Europe Index	September 2020	$317,311	$337,175	$19,864
95	Long	Russell 2000 E-mini Index	September 2020	6,893,923	7,416,175	522,252

						$542,116

						Unrealized (Depreciation)
36	Long	CAC 40 Index	September 2020	$2,128,334	$2,123,328	$(5,006)
163	Short	FTSE China A50 Index	September 2020	2,502,179	2,538,318	(36,139)
25	Long	IBEX 35 Index	September 2020	2,108,726	2,075,057	(33,669)
28	Short	Russell 1000 E-mini Growth Index	September 2020	2,668,058	3,212,300	(544,242)
18	Short	U.S. Treasury 10 Year Notes	December 2020	2,499,994	2,506,500	(6,506)
34	Short	U.S. Treasury 10 Year Ultra Bonds	December 2020	5,398,493	5,420,875	(22,382)
16	Short	U.S. Treasury Long Bonds	December 2020	2,797,842	2,811,500	(13,658)
13	Short	U.S. Treasury Ultra Bonds	December 2020	2,845,160	2,871,781	(26,621)

						$(688,223)

Net Unrealized Appreciation (Depreciation)						$(146,107)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital Services Inc.	CNH	16,160,000	USD	2,278,913	09/16/2020	$—	$(77,880)
	EUR	8,290,000	USD	9,815,784	09/16/2020	—	(80,112)
	JPY	76,400,000	USD	726,247	09/16/2020	4,788	—
	KRW	2,645,600,000	USD	2,202,717	09/16/2020	—	(24,365)
	MXN	56,400,000	USD	2,498,882	09/17/2020	—	(73,821)
	SEK	6,760,000	USD	730,605	09/16/2020	—	(51,043)
	USD	1,521,584	AUD	2,200,000	09/16/2020	101,111	—
	USD	1,865,108	CAD	2,530,000	09/16/2020	74,647	—
	USD	1,678,380	CHF	1,570,000	09/16/2020	59,162	—
	USD	12,580,495	EUR	11,030,000	09/16/2020	586,181	—
	USD	2,602,995	GBP	2,060,000	09/16/2020	150,970	—
	USD	11,591,910	JPY	1,231,620,000	09/16/2020	38,496	—

Unrealized Appreciation/(Depreciation)						$1,015,355	$(307,221)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CNH- Yuan Renminbi Offshore

EUR - Euro Currency

GBP - British Pound Sterling

JPY - Japanese Yen

KRW -South Korean Won

MXN- Mexican Peso

SEK - Swedish Krona

USD - U.S. Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$91,541	$—		$11,441	$102,982
Other Industries	80,987,278	589,771	**	—	81,577,049
Exchange-Traded Funds	10,846,062	—		—	10,846,062
Preferred Securitites/Capital Securities	—	1,178,860		—	1,178,860
U.S. Corporate Bonds & Notes	—	4,979,286		—	4,979,286
Foreign Corporate Bonds & Notes	—	9,170,505		—	9,170,505
U.S. Government Treasuries	—	296,005		—	296,005
Foreign Government Obligations	—	2,551,768		—	2,551,768
Escrows and Lititgation Trusts	—	528		18	546
Rights	—	—		0	0
Short-Term Investment Securities:
Registered Investment Companies	10,245,826	—		—	10,245,826
U.S. Government Treasuries	—	2,249,331		—	2,249,331

Total Investments at Value	$102,170,707	$21,016,054		$11,459	$123,198,220

Other Financial Instruments:†
Futures Contracts	$542,116	$—		$—	$542,116
Forward Foreign Currency Contracts	—	1,015,355		—	1,015,355

Total Other Financial Instruments	$542,116	$1,015,355		$—	$1,557,471

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$688,223	$—		$—	$688,223
Forward Foreign Currency Contracts	—	307,221		—	307,221

Total Other Financial Instruments	$688,223	$307,221		$—	$995,444

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense - 0.0%

Northrop Grumman Corp.	362	$124,025

Aerospace/Defense-Equipment - 0.0%

L3Harris Technologies, Inc.	403	72,838

Airlines - 0.0%

United Airlines Holdings, Inc.†	451	16,236

Applications Software - 9.7%

Intuit, Inc.	55,183	19,059,656
Microsoft Corp.	237,557	53,576,230
ServiceNow, Inc.†	48,193	23,229,990

		95,865,876

Athletic Footwear - 0.2%

NIKE, Inc., Class B	17,515	1,959,753

Auto/Truck Parts & Equipment-Original - 0.0%

Aptiv PLC	3,432	295,564

Banks-Fiduciary - 0.0%

State Street Corp.	4,596	312,942

Building Products-Air & Heating - 0.0%

Johnson Controls International PLC	2,200	89,606

Cable/Satellite TV - 0.0%

Charter Communications, Inc., Class A†	500	307,805

Chemicals-Diversified - 0.0%

PPG Industries, Inc.	800	96,320

Coatings/Paint - 0.1%

Sherwin-Williams Co.	1,356	909,944

Commercial Services - 1.0%

Cintas Corp.	9,840	3,279,082
CoStar Group, Inc.†	7,787	6,608,048

		9,887,130

Commercial Services-Finance - 5.3%

Equifax, Inc.	20,200	3,399,054
FleetCor Technologies, Inc.†	1,482	372,649
Global Payments, Inc.	89,374	15,785,236
IHS Markit, Ltd.	2,360	188,611
PayPal Holdings, Inc.†	124,163	25,346,635
S&P Global, Inc.	19,200	7,035,264

		52,127,449

Communications Software - 0.2%

Zoom Video Communications, Inc., Class A†	6,600	2,145,660

Computer Aided Design - 0.6%

Synopsys, Inc.†	28,578	6,324,311

Computer Software - 1.0%

Splunk, Inc.†	40,536	8,890,761
Twilio, Inc., Class A†	1,800	485,568

		9,376,329

Computers - 4.9%

Apple, Inc.	374,860	48,371,934

Data Processing/Management - 3.0%

DocuSign, Inc.†	22,698	5,061,654
Fidelity National Information Services, Inc.	96,690	14,585,686
Fiserv, Inc.†	100,836	10,041,249

		29,688,589

Decision Support Software - 0.1%

MSCI, Inc.	3,200	1,194,464

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	296	87,906

Diagnostic Equipment - 2.4%

Danaher Corp.	60,044	12,397,285
Thermo Fisher Scientific, Inc.	25,991	11,149,619

		23,546,904

Diversified Banking Institutions - 0.9%

Goldman Sachs Group, Inc.	21,605	4,426,216
Morgan Stanley	86,580	4,524,671

		8,950,887

Diversified Financial Services - 0.2%

ANT International Co., Ltd., Class C†(1)(2)	273,650	1,921,023

Diversified Manufacturing Operations - 0.0%

General Electric Co.	14,300	90,662
Parker-Hannifin Corp.	400	82,404

		173,066

Drug Delivery Systems - 0.3%

Becton Dickinson and Co.	11,245	2,729,949

E-Commerce/Products - 17.2%

Alibaba Group Holding, Ltd. ADR†	157,163	45,110,496
Amazon.com, Inc.†	35,470	122,405,551
Etsy, Inc.†	10,400	1,244,880

		168,760,927

E-Commerce/Services - 1.6%

Booking Holdings, Inc.†	4,380	8,367,771
Match Group, Inc.†	62,122	6,937,785
Trip.com Group, Ltd . ADR†	3,699	111,858

		15,417,414

Electric-Distribution - 0.1%

Sempra Energy	8,491	1,049,912

Electronic Components-Semiconductors - 3.1%

Advanced Micro Devices, Inc.†	92,300	8,382,686
Marvell Technology Group, Ltd.	162,901	6,317,301
NVIDIA Corp.	27,283	14,595,859
Texas Instruments, Inc.	11,255	1,599,898

		30,895,744

Electronic Connectors - 0.1%

TE Connectivity, Ltd.	6,900	666,540

Electronic Measurement Instruments - 0.8%

Agilent Technologies, Inc.	1,853	186,078
Fortive Corp.	23,184	1,671,798
Roper Technologies, Inc.	13,793	5,892,232

		7,750,108

Enterprise Software/Service - 4.1%

Atlassian Corp. PLC, Class A†	11,452	2,196,035
Coupa Software, Inc.†	2,000	655,480
Paycom Software, Inc.†	5,271	1,578,454
salesforce.com, Inc.†	88,983	24,261,215
Veeva Systems, Inc., Class A†	10,700	3,020,289
Workday, Inc., Class A†	35,983	8,625,485

		40,336,958

Entertainment Software - 0.8%

Electronic Arts, Inc.†	1,850	258,020
Sea, Ltd. ADR†	51,700	7,900,277

		8,158,297

Finance-Credit Card - 5.9%

Mastercard, Inc., Class A	76,064	27,245,364
Visa, Inc., Class A	144,505	30,633,615

		57,878,979

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	22,709	806,851

Finance-Other Services - 0.3%

Intercontinental Exchange, Inc.	30,577	3,248,195

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.	9,418	851,011
Marriott International, Inc., Class A	9,429	970,338

		1,821,349

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	385	112,520
Linde PLC	12,560	3,136,735

		3,249,255

Instruments-Controls - 0.0%

Honeywell International, Inc.	405	67,048

Insurance Brokers - 0.8%

Marsh & McLennan Cos., Inc.	22,958	2,638,104
Willis Towers Watson PLC	25,057	5,149,965

		7,788,069

Insurance-Multi-line - 0.0%

Chubb, Ltd.	766	95,750

Internet Application Software - 0.6%

Shopify, Inc., Class A†	100	106,642
Wix.com, Ltd.†	17,800	5,244,414

		5,351,056

Internet Content-Entertainment - 9.5%

Facebook, Inc., Class A†	236,440	69,324,208
Netflix, Inc.†	43,764	23,175,664
Snap, Inc., Class A†	22,476	507,733

		93,007,605

Internet Content-Information/News - 3.1%

IAC/InterActiveCorp†	6,701	891,166
Spotify Technology SA†	17,100	4,824,936
Tencent Holdings, Ltd.	363,800	24,902,054

		30,618,156

Medical Instruments - 1.4%

Edwards Lifesciences Corp.†	1,100	94,424
Intuitive Surgical, Inc.†	19,161	14,003,625

		14,098,049

Medical Products - 1.1%

Stryker Corp.	56,254	11,147,293

Medical-Biomedical/Gene - 2.1%

Exact Sciences Corp.†	16,479	1,240,704
Incyte Corp.†	42,100	4,056,335
Seattle Genetics, Inc.†	3,183	503,996
Vertex Pharmaceuticals, Inc.†	53,431	14,913,661

		20,714,696

Medical-Drugs - 0.3%

AbbVie, Inc.	2,044	195,754
Zoetis, Inc.	17,914	2,868,031

		3,063,785

Medical-HMO - 3.3%

Anthem, Inc.	25,084	7,061,648
Centene Corp.†	91,062	5,583,922
Humana, Inc.	5,000	2,075,850
UnitedHealth Group, Inc.	55,471	17,337,461

		32,058,881

Medical-Hospitals - 0.1%

HCA Healthcare, Inc.	7,912	1,073,817

Oil Companies-Exploration & Production - 0.0%

Pioneer Natural Resources Co.	1,767	183,644

Pharmacy Services - 1.2%

Cigna Corp.	65,528	11,622,701

Retail-Apparel/Shoe - 1.3%

Lululemon Athletica, Inc.†	18,781	7,055,458
Ross Stores, Inc.	57,718	5,256,956

		12,312,414

Retail-Building Products - 0.0%

Lowe’s Cos., Inc.	600	98,814

Retail-Discount - 1.1%

Dollar General Corp.	53,546	10,809,866
Dollar Tree, Inc.†	2,899	279,087

		11,088,953

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	8,096	443,580

Retail-Restaurants - 0.8%

Chipotle Mexican Grill, Inc.†	4,200	5,503,176
McDonald’s Corp.	1,500	320,280
Yum! Brands, Inc.	20,251	1,941,058

		7,764,514

Semiconductor Components-Integrated Circuits - 0.6%

Maxim Integrated Products, Inc.	15,395	1,053,634
QUALCOMM, Inc.	40,678	4,844,750

		5,898,384

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	60,789	3,744,602
KLA Corp.	2,113	433,461
Lam Research Corp.	8,139	2,737,471

		6,915,534

Transport-Rail - 0.8%

Canadian Pacific Railway, Ltd.	6,095	1,802,169
Kansas City Southern	7,223	1,314,875
Norfolk Southern Corp.	6,726	1,429,477
Union Pacific Corp.	15,977	3,074,614

		7,621,135

Web Portals/ISP - 6.3%

Alphabet, Inc., Class A†	6,930	11,292,643
Alphabet, Inc., Class C†	30,853	50,419,355

		61,711,998

Total Long-Term Investment Securities
(cost $441,426,474)		981,362,915

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%	677,528	677,528
T. Rowe Price Government Reserve Fund 0.11%	2,147,543	2,147,543

Total Short-Term Investment Securities
(cost $2,825,071)		2,825,071

TOTAL INVESTMENTS
(cost $444,251,545)	100.0%	984,187,986
Liabilities in excess of other assets	0.0	(96,965)

NET ASSETS	100.0%	$984,091,021

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$1,921,023	$7.02	0.20%

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—	$1,921,023	$1,921,023
Other Industries	979,441,892	—	—	979,441,892
Short-Term Investment Securities	2,825,071	—	—	2,825,071

Total Investments at Value	$982,266,963	$—	$1,921,023	$984,187,986

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 2.7%
Diversified Financial Services - 2.7%

BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	$100,000	$102,756
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	262,000	266,490
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	400,000	429,609
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	193,433
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	500,000	575,565
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.16% (1 ML+1.00%) due 04/15/2034*(1)	100,000	95,996
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	200,000	204,606
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	230,000	236,775
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	256,799
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	167,607	171,597
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	125,000	131,763
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,799,398
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	202,692
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	75,000	76,715
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,798
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	23,000	23,533
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	410,000	466,256
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	200,000	212,768
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	323,904	325,154
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	20,486	20,471
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,838
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(2)	790,000	852,027
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.06% (1 ML+0.90%) due 12/15/2033*(1)	250,000	248,904
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	270,000	288,075
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	107,309
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	225,000	235,583
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	101,304
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	100,000	99,932

Total Asset Backed Securities
(cost $7,611,548)		7,861,146

U.S. CORPORATE BONDS & NOTES - 26.8%
Advertising Agencies - 0.1%

Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	211,000	218,236
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	59,000	68,698

		286,934

Aerospace/Defense - 0.1%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	378,000	427,178
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	4,000	4,230

		431,408

Agricultural Operations - 0.0%

Archer-Daniels-Midland Co. Senior Notes 2.75% due 03/27/2025	113,000	123,095

Auto-Cars/Light Trucks - 0.4%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	207,000	210,411

Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	257,000	259,882
General Motors Co. Senior Notes 6.80% due 10/01/2027	205,000	250,648
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	250,000	258,273
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	180,000	191,916
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	128,000	128,820

		1,299,950

Auto-Heavy Duty Trucks - 0.1%

Cummins, Inc. Senior Notes 0.75% due 09/01/2025	188,000	188,429
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	170,000	172,191

		360,620

Auto/Truck Parts & Equipment-Original - 0.1%

BorgWarner, Inc. Senior Notes 2.65% due 07/01/2027	203,000	215,074
Lear Corp. Senior Notes 5.25% due 05/15/2049	136,000	146,529

		361,603

Banks-Commercial - 1.6%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	759,000	855,865
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	490,000	528,399
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030	66,000	69,912
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	110,000	122,276
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	340,000	359,996
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	145,000	166,779
Discover Bank Senior Notes 2.70% due 02/06/2030	250,000	260,832
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	282,990
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	332,000	497,230
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	133,000	141,503
SunTrust Bank Senior Notes 3.20% due 04/01/2024	453,000	494,812
SunTrust Bank Senior Notes 3.50% due 08/02/2022	4,000	4,110
Synovus Bank Senior Notes 2.29% due 02/10/2023	250,000	253,983
Truist Bank Sub. Notes 2.25% due 03/11/2030	250,000	259,872
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	397,000	395,666

		4,694,225

Banks-Super Regional - 0.6%

Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	160,000	167,162
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	397,000	420,414
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	722,000	832,274
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	368,000	502,343

		1,922,193

Beverages-Non-alcoholic - 0.2%

PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	271,000	291,118
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	206,000	220,662

		511,780

Brewery - 0.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	534,000	659,413
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	392,000	467,314

		1,126,727

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	199,000	244,629

Building & Construction Products-Misc. - 0.1%

Owens Corning Senior Notes 4.30% due 07/15/2047	391,000	419,428

Building Products-Air & Heating - 0.2%

Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	137,000	143,806
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	337,000	350,328
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	144,000	152,574

		646,708

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	207,000	231,824
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	147,000	166,532

		398,356

Building-Residential/Commercial - 0.1%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	147,000	159,127

Cable/Satellite TV - 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	67,000	66,762
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	203,000	231,968
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	35,000	42,708
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	116,000	160,624
Comcast Corp. Company Guar. Notes 2.65% due 08/15/2062	202,000	195,149
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	258,000	291,210
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	107,000	126,738
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	76,000	91,068
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	169,000	217,438
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	241,000	324,606

		1,748,271

Cellular Telecom - 0.1%

T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	394,000	451,615

Chemicals-Diversified - 0.1%

Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	416,000	441,553

Chemicals-Specialty - 0.2%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	261,000	270,488
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	265,000	293,429

		563,917

Commercial Services-Finance - 0.0%

S&P Global, Inc. Company Guar. Bonds 2.30% due 08/15/2060	74,000	68,498

Computer Services - 0.4%

IBM Credit LLC Senior Notes 3.00% due 02/06/2023	728,000	775,622
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	157,000	175,265
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	241,000	282,038

		1,232,925

Computers - 0.5%

Apple, Inc. Senior Notes 2.05% due 09/11/2026	179,000	192,521
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	272,000	362,072
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	564,000	566,358

Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024	228,000	257,770
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	204,000	255,041

		1,633,762

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	4,000	4,567

Containers-Paper/Plastic - 0.2%

Bemis Co., Inc. Company Guar. Notes 2.63% due 06/19/2030	107,000	115,043
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	361,000	395,577

		510,620

Dental Supplies & Equipment - 0.1%

DENTSPLY SIRONA, Inc. Senior Notes 3.25% due 06/01/2030	148,000	160,407

Diversified Banking Institutions - 2.9%

Bank of America Corp. Senior Notes 1.49% due 05/19/2024	513,000	525,835
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	236,000	237,306
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	421,000	445,616
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	283,000	321,019
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	128,000	160,284
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	297,000	342,551
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	478,122
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	251,000	267,363
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	193,000	218,118
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	239,000	277,846
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	123,000	157,504
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	155,000	203,559
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	317,000	427,305
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	445,000	446,739
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	451,000	503,160
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	242,000	281,976
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	462,000	674,141
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	818,000	853,902
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	99,000	106,482
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	104,000	113,222
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	364,000	411,099
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	139,000	167,105
Morgan Stanley Senior Notes 3.62% due 04/01/2031	122,000	141,736
Morgan Stanley Senior Notes 3.63% due 01/20/2027	650,000	742,561
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	58,000	68,256

		8,572,807

Diversified Manufacturing Operations - 0.2%

Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030	152,000	161,144
General Electric Co. Senior Notes 4.25% due 05/01/2040	100,000	100,947
General Electric Co. Senior Notes 4.35% due 05/01/2050	92,000	93,393

Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	193,000	211,873

		567,357

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	127,000	175,521

Electric-Distribution - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	627,000	685,433
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	225,000	272,749

		958,182

Electric-Generation - 0.1%

Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	220,000	274,113

Electric-Integrated - 2.0%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	99,000	121,646
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	250,000	283,466
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	599,000	661,357
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	58,000	69,551
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	264,000	404,566
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	280,000	355,055
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	399,000	502,809
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	447,000	553,915
Exelon Corp. Senior Notes 4.70% due 04/15/2050	169,000	218,112
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	490,000	693,732
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	148,000	167,440
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	110,000	121,471
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047#	221,000	208,433
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	120,000	118,882
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	174,000	189,573
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	413,000	424,783
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	235,000	274,737
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	166,000	214,553
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	25,000	26,515
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	244,000	270,396

		5,880,992

Electric-Transmission - 0.1%

ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	179,000	194,486

Electronic Components-Semiconductors - 0.1%

Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	190,000	214,191
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	111,000	132,163

		346,354

Electronic Measurement Instruments - 0.1%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	24,000	26,517
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	358,000	427,800

		454,317

Electronic Parts Distribution - 0.0%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	135,000	146,719

Energy-Alternate Sources - 0.1%

Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	356,000	366,229

Enterprise Software/Service - 0.2%

Oracle Corp. Senior Notes 2.95% due 11/15/2024	574,000	624,793

Entertainment Software - 0.1%

Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	196,000	183,228

Finance-Commercial - 0.1%

GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	413,000	436,116

Finance-Consumer Loans - 0.3%

Synchrony Financial Senior Notes 4.50% due 07/23/2025	923,000	1,004,426

Finance-Credit Card - 0.2%

American Express Co. Senior Notes 3.40% due 02/22/2024	170,000	186,321
American Express Co. Senior Notes 4.20% due 11/06/2025	131,000	153,120
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	276,000	294,806
Visa, Inc. Senior Notes 0.75% due 08/15/2027	100,000	99,587

		733,834

Finance-Other Services - 0.1%

Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	266,000	270,103

Food-Meat Products - 0.2%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	99,000	98,856
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	174,000	182,212
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	180,000	199,274

		480,342

Food-Misc./Diversified - 0.3%

Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	227,000	310,049
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	151,000	148,573
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	297,000	337,439

		796,061

Food-Wholesale/Distribution - 0.3%

Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	214,000	213,541
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	195,000	246,114
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	263,000	351,541
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	101,000	139,951

		951,147

Gas-Distribution - 0.1%

NiSource, Inc. Senior Notes 5.65% due 02/01/2045	141,000	194,907

Instruments-Controls - 0.1%

Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	188,000	188,357

Insurance Brokers - 0.1%

Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	147,000	169,839
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	49,000	65,387

		235,226

Insurance-Life/Health - 0.4%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	191,000	184,227
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	306,000	355,400
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	566,000	590,877
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	60,000	68,254
Unum Group Senior Notes 4.50% due 03/15/2025	101,000	112,173

		1,310,931

Insurance-Mutual - 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	215,317
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	9,000	9,012

		224,329

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	206,000	214,046

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	375,000	377,620
Caterpillar Financial Services Corp. Senior Notes 1.45% due 05/15/2025	272,000	281,674

		659,294

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	287,000	307,492

Machinery-Farming - 0.3%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	296,000	318,569
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	378,000	393,719
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	120,000	131,890

		844,178

Machinery-Pumps - 0.2%

Xylem, Inc. Senior Notes 1.95% due 01/30/2028	447,000	466,721

Medical Products - 0.2%

Baxter International, Inc. Senior Notes 3.75% due 10/01/2025*	538,000	613,520

Medical-Biomedical/Gene - 0.6%

Amgen, Inc. Senior Notes 3.15% due 02/21/2040	956,000	1,017,142
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	171,000	186,676
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	149,000	151,639
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	280,000	274,260
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	157,000	150,162

		1,779,879

Medical-Drugs - 0.5%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	194,000	227,094
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	353,000	426,096
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024	243,000	269,261
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	162,000	219,123
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	194,000	209,676
Upjohn, Inc. Company Guar. Notes 4.00% due 06/22/2050*	156,000	169,806

		1,521,056

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	193,000	226,005

Medical-HMO - 0.4%

Humana, Inc. Senior Notes 4.88% due 04/01/2030	389,000	488,939
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	315,000	323,346
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	164,000	179,740
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	155,000	177,682

		1,169,707

Medical-Hospitals - 0.1%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	169,000	199,461

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	282,000	313,293

Multimedia - 0.1%

Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	339,000	380,077

Non-Profit Charity - 0.1%

Ford Foundation Notes 2.82% due 06/01/2070	204,000	215,901

Office Supplies & Forms - 0.0%

Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	117,000	124,387

Oil Companies-Exploration & Production - 0.6%

Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	259,000	284,282
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	147,000	176,178
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	151,000	193,187
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	251,000	270,949
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	151,000	166,905
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	134,000	176,333
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	224,000	298,649
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	222,000	215,923

		1,782,406

Oil Companies-Integrated - 0.6%

BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	374,000	353,931
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	562,000	633,634
Chevron Corp. Senior Notes 1.55% due 05/11/2025	480,000	499,805
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	166,000	165,703

		1,653,073

Oil Refining & Marketing - 0.1%

Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	238,000	234,409

Oil-Field Services - 0.2%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030	94,000	110,180
Halliburton Co. Senior Notes 2.92% due 03/01/2030#	214,000	217,204
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	201,000	222,612

		549,996

Paper & Related Products - 0.4%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	385,000	441,357
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	275,000	292,195
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	309,000	335,318
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	238,000	239,997

		1,308,867

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	177,000	187,831

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 2.70% due 08/21/2040	107,000	104,666
CVS Health Corp. Senior Notes 4.25% due 04/01/2050	125,000	149,240
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	413,000	507,496
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	27,000	35,208

		796,610

Pipelines - 1.2%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	256,000	270,186
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	94,000	104,499
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	159,000	156,541
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	272,000	270,530
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	122,000	136,254

Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	152,000	155,337
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	28,000	18,200
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	265,000	249,257
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	187,000	203,554
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050	260,000	243,452
MPLX LP Senior Notes 2.65% due 08/15/2030	190,000	188,728
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	147,000	169,460
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	220,000	210,307
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	99,000	119,644
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	109,000	95,616
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	175,000	200,233
Transcontinental Gas Pipe Line Co. LLC Senior Notes 3.25% due 05/15/2030*	170,000	184,934
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	368,000	442,533

		3,419,265

Real Estate Investment Trusts - 0.9%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	197,000	195,881
American Tower Corp. Senior Notes 3.10% due 06/15/2050	225,000	231,733
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	301,000	323,629
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	303,000	319,613
Essex Portfolio LP Company Guar. Notes 2.65% due 09/01/2050	213,000	197,811
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	203,000	200,627
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	274,000	269,202
Prologis LP Senior Notes 1.25% due 10/15/2030	136,000	133,405
Prologis LP Senior Bonds 2.13% due 10/15/2050	100,000	92,142
Prologis LP Senior Notes 3.00% due 04/15/2050	208,000	226,403
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	125,000	130,444
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	205,000	212,922
Welltower, Inc. Senior Notes 2.75% due 01/15/2031	179,000	182,248

		2,716,060

Retail-Apparel/Shoe - 0.1%

Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	246,000	316,309

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	249,000	274,418

Retail-Automobile - 0.0%

AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	104,000	121,992

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	114,000	130,348

Retail-Discount - 0.1%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023	315,000	332,584

Retail-Drug Store - 0.0%

Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050	133,000	133,801

Retail-Major Department Stores - 0.1%

TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	233,000	268,134

Retail-Regional Department Stores - 0.1%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	230,000	210,015

Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	108,000	130,056

		340,071

Retail-Restaurants - 0.3%

Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	204,000	195,534

McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	137,000	154,699

McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	146,000	178,174

McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	221,000	275,567

		803,974

Savings & Loans/Thrifts - 0.3%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	335,000	361,352

New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	479,000	489,638

		850,990

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	215,000	246,912

Software Tools - 0.1%

VMware, Inc. Senior Notes 4.70% due 05/15/2030	233,000	274,124

Steel-Producers - 0.2%

Nucor Corp. Senior Notes 2.70% due 06/01/2030	78,000	84,011

Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	106,000	105,089

Steel Dynamics, Inc. Senior Notes 3.25% due 01/15/2031	81,000	87,090

Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	218,000	239,562

		515,752

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 5.45% due 11/15/2079	447,000	559,942

Telephone-Integrated - 0.9%

AT&T, Inc. Senior Notes 1.65% due 02/01/2028	79,000	80,096

AT&T, Inc. Senior Notes 4.50% due 05/15/2035	811,000	971,729

AT&T, Inc. Senior Notes 4.75% due 05/15/2046	205,000	246,484

AT&T, Inc. Senior Notes 4.85% due 07/15/2045	145,000	173,056

AT&T, Inc. Senior Notes 4.90% due 08/15/2037	376,000	465,040

Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	114,000	139,872

Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	86,000	107,155

Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	347,000	471,371

		2,654,803

Television - 0.3%

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	823,000	877,459

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	170,000	192,497

Transport-Equipment & Leasing - 0.2%

GATX Corp. Senior Notes 4.00% due 06/30/2030	179,000	203,510

GATX Corp. Senior Notes 4.35% due 02/15/2024	309,000	339,910

		543,420

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	189,000	199,183

Transport-Rail - 0.2%

Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	169,000	175,619

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	111,000	123,086

Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	209,000	262,410

		561,115

Transport-Services - 0.2%

FedEx Corp. Pass Through Trust Pass-Through Certs. Series 2020-1, Class AA 1.88% due 08/20/2035	341,000	347,061

United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	172,000	196,105

		543,166

Trucking/Leasing - 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	41,000	43,624

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	543,000	596,313

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	142,000	160,005

		799,942

Water - 0.1%

American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	113,000	129,378

Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	140,000	152,171

		281,549

Web Portals/ISP - 0.2%

Alphabet, Inc. Senior Notes 1.10% due 08/15/2030	291,000	290,128

Alphabet, Inc. Senior Notes 2.05% due 08/15/2050	277,000	264,064

		554,192

Total U.S. Corporate Bonds & Notes
(cost $73,568,420)		79,434,006

FOREIGN CORPORATE BONDS & NOTES - 7.6%
Aerospace/Defense - 0.1%

BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	206,000	231,335

Agricultural Chemicals - 0.1%

Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050	253,000	293,557

Yara International ASA Senior Notes 3.15% due 06/04/2030*	110,000	118,288

		411,845

Banks-Commercial - 1.6%

Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*	400,000	416,648

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	228,000	257,070

Bank of Montreal Senior Notes 2.05% due 11/01/2022	564,000	583,695

Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	207,000	210,690

Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	385,000	408,679

Credit Suisse AG Senior Notes 2.10% due 11/12/2021	349,000	356,350

Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	200,000	214,659

Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	239,000	258,006

DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	231,000	238,476

ING Groep NV Senior Notes 1.40% due 07/01/2026*	496,000	504,120

ING Groep NV Senior Notes 4.63% due 01/06/2026*	220,000	260,390

National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	200,000	222,616

National Bank of Canada Senior Notes 2.15% due 10/07/2022*	387,000	400,125

Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000	223,196

Standard Chartered PLC Senior Notes 4.64% due 04/01/2031*	200,000	234,424

		4,789,144

Banks-Special Purpose - 0.2%

Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	652,000	657,132

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	330,000	329,822

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032	233,000	242,375

Cellular Telecom - 0.3%

Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	209,000	221,436

SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	200,000	214,273

Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	115,000	144,056

Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	146,000	191,570

		771,335

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	204,036

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	300,000	285,450

		489,486

Chemicals-Specialty - 0.0%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	130,000	130,830

Diagnostic Equipment - 0.1%

DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	232,000	261,412

Diversified Banking Institutions - 2.3%

Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	213,385

BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	206,000	214,926

BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	599,000	647,501

BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	424,000	473,786

Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	258,021

Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	269,000	277,756

Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	500,000	583,080

Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	182,000	184,559

HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	200,000	209,788

HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	257,000	289,465

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	302,000	317,694

Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	536,000	565,303

Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	211,000	210,085

NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	315,000	332,668

Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	414,000	428,193

Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	400,000	422,216

UBS AG Senior Notes 1.75% due 04/21/2022*	217,000	221,436

UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	200,000	209,773

UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	409,000	423,536

UniCredit SpA Senior Notes 6.57% due 01/14/2022*	377,000	400,816

		6,883,987

Diversified Financial Services - 0.1%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	445,000	459,724

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	250,000	279,390

Diversified Minerals — 0.3%

Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*	200,000	230,468

Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030*	165,000	169,296

Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	228,000	269,386

Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	111,000	124,583

		793,733

Electric-Generation — 0.2%

Electricite de France SA Senior Notes 5.00% due 09/21/2048*	400,000	522,063

Electric-Integrated — 0.2%

Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	248,000	313,253

Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	209,000	226,765

		540,018

Electronic Components-Semiconductors — 0.0%

NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	97,000	107,533

Insurance-Life/Health — 0.2%

Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030	178,000	214,700

Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	246,000	262,831

		477,531

Insurance-Property/Casualty — 0.1%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	421,000	468,493

Medical-Drugs — 0.3%

AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	98,000	91,315

GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	6,000	6,124

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	426,000	477,292

Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	243,000	249,211

		823,942

Oil Companies-Exploration & Production — 0.1%

Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	176,000	179,872

Oil Companies-Integrated — 0.2%

Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	142,000	148,803

Equinor ASA Company Guar. Bonds 3.25% due 11/18/2049	155,000	167,091

Petro-Canada Senior Notes 5.95% due 05/15/2035	111,000	139,159

Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	100,000	111,485

		566,538

SupraNational Banks — 0.5%

African Development Bank Senior Notes 0.75% due 04/03/2023	334,000	338,255

European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	409,000	426,215

International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	252,000	286,158

International Finance Corp. Senior Notes 0.50% due 03/20/2023#	489,000	492,500

		1,543,128

Telephone-Integrated — 0.2%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	157,000	218,737

Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	212,000	249,729

		468,466

Transport-Rail — 0.0%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	78,000	119,577

Total Foreign Corporate Bonds & Notes (cost $21,176,528)		22,548,711

U.S. GOVERNMENT AGENCIES — 40.8%
Federal Home Loan Bank — 0.5%

2.13% due 09/14/2029	1,000,000	1,104,482
5.50% due 07/15/2036	250,000	390,727

		1,495,209

Federal Home Loan Mtg. Corp. — 10.6%
2.50% due 01/01/2028	137,863	145,933
2.50% due 04/01/2028	654,853	692,602
2.50% due 03/01/2031	458,347	481,981
2.50% due 10/01/2032	599,790	629,803
3.00% due 08/01/2027	94,034	99,036
3.00% due 10/01/2042	374,069	411,420
3.00% due 11/01/2042	453,646	486,259
3.00% due 04/01/2043	458,351	491,185
3.00% due 05/01/2043	703,218	773,489
3.00% due 08/01/2043	472,405	506,092
3.00% due 10/01/2045	289,089	306,537
3.00% due 08/01/2046	1,727,697	1,827,364
3.00% due 01/01/2050	3,763,857	3,969,312
3.50% due 01/01/2032	1,001,590	1,063,598
3.50% due 11/01/2041	370,451	400,934
3.50% due 03/01/2042	135,271	146,878
3.50% due 04/01/2042	794,721	862,924
3.50% due 06/01/2042	893,177	969,846
3.50% due 08/01/2042	186,599	205,117
3.50% due 03/01/2045	596,123	638,138
3.50% due 07/01/2045	800,777	865,215
3.50% due 08/01/2045	461,027	501,173
3.50% due 11/01/2045	276,102	294,722
3.50% due 12/01/2046	573,335	610,381
3.50% due 11/01/2047	4,200,476	4,448,611
3.50% due 08/01/2049	736,829	785,831
3.50% due 04/01/2050	912,653	963,025
4.00% due 09/01/2040	183,978	202,578
4.00% due 10/01/2045	467,845	506,287
4.00% due 07/01/2049	522,404	566,323
4.00% due 01/01/2050	1,571,431	1,673,634
4.50% due 04/01/2044	99,310	110,520
4.50% due 07/01/2045	1,500,000	1,675,925
5.00% due 10/01/2033	310	350
5.00% due 06/01/2039	259,846	299,358
5.00% due 11/01/2043	333,593	383,892
5.50% due 02/01/2035	40,456	44,823
6.00% due 10/01/2033	78,439	88,055
6.00% due 03/01/2040	413	487
6.50% due 02/01/2035	1,666	1,930
6.75% due 09/15/2029	500,000	751,946
6.75% due 03/15/2031	250,000	390,731
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	17,176	17,773
3.58% (12 ML+1.88%) due 11/01/2037	219,749	232,658
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)	498,936	514,582
Series 4800, Class KG 3.50% due 11/15/2045(3)	88,168	90,564
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.64% (6.80%-1 ML) due 09/15/2039(3)(4)(5)	118,376	19,598
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2015-DNA1, Class M2 2.03% (1 ML+1.85%) due 10/25/2027(3)	17,003	17,003
Series 2014-HQ2, Class M2 2.38% (1 ML+2.20%) due 09/25/2024(3)	143,671	143,672

		31,310,095

Federal National Mtg. Assoc. — 21.9%
2.50% due 04/01/2028	193,172	204,583
2.50% due 07/01/2031	1,058,576	1,111,262
2.50% due 01/01/2032	518,614	545,156
2.50% due 04/01/2035	1,664,476	1,746,925
2.50% due 05/01/2050	1,474,587	1,567,389
2.50% due 06/01/2050	2,567,364	2,701,375
3.00% due 10/01/2027	54,822	57,635
3.00% due 12/01/2027	569,465	598,810
3.00% due 01/01/2028	434,949	456,976
3.00% due 03/01/2030	1,129,527	1,206,574
3.00% due 10/01/2030	317,925	333,627
3.00% due 02/01/2033	1,581,005	1,658,508
3.00% due 07/01/2034	46,364	48,637
3.00% due 11/01/2039	962,425	1,014,960
3.00% due 03/01/2042	489,654	523,641
3.00% due 12/01/2042	479,322	516,520
3.00% due 02/01/2045	392,022	415,165
3.00% due 09/01/2046	71,457	75,647
3.00% due 01/01/2047	378,296	399,943
3.00% due 11/01/2048	2,354,567	2,485,397
3.00% due 06/01/2049	1,576,148	1,690,465
3.00% due 03/01/2050	1,929,971	2,037,126
3.50% due 08/01/2026	74,970	79,280
3.50% due 09/01/2026	24,390	25,799
3.50% due 08/01/2027	21,572	22,806
3.50% due 10/01/2028	262,958	283,575
3.50% due 03/01/2033	872,510	922,763
3.50% due 08/01/2033	468,791	494,806
3.50% due 12/01/2041	360,822	396,377
3.50% due 08/01/2042	1,044,767	1,129,183
3.50% due 07/01/2045	295,390	316,597
3.50% due 08/01/2045	342,004	367,178
3.50% due 09/01/2045	275,607	293,874
3.50% due 10/01/2045	525,082	575,416
3.50% due 11/01/2045	178,159	190,032
3.50% due 12/01/2045	1,617,653	1,724,976
3.50% due 02/01/2046	468,159	499,205
3.50% due 03/01/2046	249,875	265,676
3.50% due 07/01/2046	1,131,678	1,226,408
3.50% due 01/01/2047	1,757,945	1,868,230
3.50% due 12/01/2047	3,459,263	3,661,589

3.50% due 04/01/2048	1,913,192	2,061,108
3.50% due 08/01/2049	1,977,871	2,084,977
4.00% due 07/01/2040	100,701	111,213
4.00% due 10/01/2040	48,132	53,003
4.00% due 12/01/2040	677,806	748,333
4.00% due 10/01/2041	345,304	381,164
4.00% due 11/01/2041	312,036	341,418
4.00% due 01/01/2043	420,599	466,167
4.00% due 02/01/2045	745,566	824,636
4.00% due 06/01/2046	197,811	214,429
4.00% due 01/01/2047	429,975	463,999
4.00% due 05/01/2047	494,092	529,548
4.00% due 06/01/2047	1,391,512	1,513,934
4.00% due 07/01/2047	1,999,111	2,143,067
4.00% due 08/01/2047	1,297,157	1,390,678
4.00% due 12/01/2048	596,287	634,485
4.00% due 01/01/2049	1,183,065	1,260,600
4.00% due 03/01/2049	399,931	425,837
4.00% due 03/01/2050	1,756,019	1,870,072
4.50% due 11/01/2022	6,449	6,762
4.50% due 10/01/2024	95,315	101,422
4.50% due 08/01/2045	1,586,360	1,808,292
4.50% due 06/01/2048	997,396	1,077,770
4.50% due 10/01/2048	696,020	750,725
4.50% due 11/01/2048	301,303	325,556
4.50% due 12/01/2048	1,774,257	1,913,967
4.50% due 10/01/2049	1,178,886	1,273,807
5.00% due 10/01/2033	1,585	1,820
5.00% due 03/01/2034	29,153	33,501
5.00% due 05/01/2040	64,034	73,763
5.00% due 06/01/2040	36,278	41,803
5.00% due 02/01/2045	215,475	246,099
5.50% due 12/01/2029	41,159	45,632
5.50% due 04/01/2033	38,094	44,686
5.50% due 12/01/2033	32,628	38,329
5.50% due 07/01/2037	165,883	191,670
5.50% due 08/01/2037	151,037	175,234
5.50% due 06/01/2038	17,326	20,116
6.00% due 12/01/2020	2	2
6.00% due 12/01/2036	226,280	267,467
6.00% due 11/01/2038	62,585	73,568
6.00% due 06/01/2040	49,057	57,586
6.50% due 10/01/2037	14,294	16,058
Federal National Mtg. Assoc. FRS 3.07% (6 ML+1.54%) due 09/01/2035	205,818	212,970
3.18% (12 ML+1.57%) due 05/01/2037	32,330	33,729
3.26% (1 Yr USTYCR+2.26%) due 11/01/2036	70,787	74,654
3.30% (1 Yr USTYCR+2.22%) due 10/01/2035	142,935	150,678
3.33% (12 ML+1.67%) due 07/01/2039	160,538	168,036
3.39% (12 ML+1.91%) due 08/01/2035	116,229	122,555
3.72% (12 ML+1.77%) due 05/01/2040	199,741	208,478
3.75% (12 ML+1.83%) due 10/01/2040	89,617	93,455
4.07% (12 ML+1.82%) due 10/01/2040	39,749	41,513
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	222,159	239,711
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	1,053,263	1,124,014
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	663,086	696,747

		65,010,934

Government National Mtg. Assoc. — 6.2%
2.50% due 05/20/2050	2,971,216	3,133,549
2.50% due 06/20/2050	1,491,105	1,572,571
3.00% due 02/20/2045	336,960	357,757
3.00% due 05/20/2045	259,035	274,648
3.00% due 07/20/2045	44,494	47,188
3.00% due 11/20/2045	915,137	967,695
3.00% due 12/20/2045	420,409	443,806
3.00% due 01/20/2046	1,316,953	1,396,072
3.00% due 03/20/2046	1,284,144	1,359,381
3.00% due 04/20/2046	1,724,172	1,825,773
3.00% due 09/20/2047	1,372,409	1,446,825
3.00% due 05/20/2050	1,982,862	2,090,375
3.50% due 03/20/2045	220,015	234,800
3.50% due 04/20/2045	413,399	441,195
3.50% due 07/20/2045	93,993	100,323
3.50% due 07/20/2046	128,179	136,804
3.50% due 03/20/2047	372,151	396,855
4.00% due 07/20/2045	134,025	145,673
4.00% due 05/20/2048	1,743,786	1,872,219
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(2)	200,000	208,669

		18,452,178

Uniform Mtg. Backed Securities — 1.6%
2.50% due September 30 TBA	4,000,000	4,209,688
3.00% due September 30 TBA	500,000	527,070

		4,736,758

Total U.S. Government Agencies (cost $117,750,938)		121,005,174

U.S. GOVERNMENT TREASURIES — 18.5%
United States Treasury Bonds — 6.0%

1.25% due 05/15/2050	133,000	126,350
2.38% due 11/15/2049	5,000,000	6,108,203
2.75% due 11/15/2042	406,000	518,268
2.88% due 11/15/2046#	384,000	506,790
3.00% due 11/15/2045	1,729,000	2,317,738
3.00% due 05/15/2047	1,441,000	1,948,615
3.13% due 11/15/2041	2,303,000	3,103,023

3.13% due 02/15/2042	392,000	529,399
3.88% due 08/15/2040	167,000	246,742
4.25% due 05/15/2039	256,000	391,940
4.38% due 11/15/2039	105,000	163,661
4.38% due 05/15/2040	192,000	300,697
4.75% due 02/15/2037	564,000	888,146
5.00% due 05/15/2037	153,000	247,854
5.25% due 11/15/2028	354,000	487,704

		17,885,130

United States Treasury Notes - 12.5%
0.63% due 03/31/2027	600,000	607,008
1.38% due 10/15/2022	3,000,000	3,078,281
1.50% due 11/30/2024	1,500,000	1,581,035
1.50% due 02/15/2030	480,000	517,125
1.63% due 08/15/2022	2,296,000	2,362,638
1.63% due 08/31/2022	1,921,000	1,978,105
1.63% due 12/15/2022	400,000	413,625
1.63% due 02/15/2026	4,839,000	5,178,486
1.63% due 11/30/2026	1,600,000	1,720,062
1.63% due 08/15/2029#	900,000	978,363
1.75% due 09/30/2022	5,137,000	5,309,972
1.75% due 11/15/2029	3,500,000	3,848,633
2.00% due 02/15/2025	1,729,000	1,864,078
2.00% due 11/15/2026	384,000	421,500
2.25% due 04/30/2024	167,000	179,558
2.25% due 11/15/2024#	596,000	646,707
2.25% due 08/15/2027	576,000	646,020
2.38% due 05/15/2029	500,000	574,785
2.50% due 02/28/2021	2,401,000	2,428,762
2.50% due 01/15/2022	2,401,000	2,478,095
2.63% due 02/15/2029#	171,000	199,602

		37,012,440

Total U.S. Government Treasuries
(cost $49,568,585)		54,897,570

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Sovereign - 0.3%

Republic of Italy Senior Notes 4.00% due 10/17/2049	200,000	207,181
United Mexican States Senior Notes 4.50% due 04/22/2029	228,000	257,070
United Mexican States Senior Bonds 4.75% due 03/08/2044	221,000	247,852

		712,103

Sovereign Agency - 0.1%

Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	394,000	394,197

Total Foreign Government Obligations
(cost $1,035,948)		1,106,300

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.1%

Entergy Louisiana LLC 4.70% (cost $175,590)	7,025	181,175

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.8%
Banks-Super Regional - 0.0%

Wells Fargo & Co. 5.95% due 12/01/2086	79,000	103,105

Diversified Banking Institutions - 0.1%

JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(6)	242,000	258,335

Electric-Distribution - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	168,000	173,155

Electric-Integrated - 0.1%

CMS Energy Corp. 4.75% due 06/01/2050	172,000	187,582
Dominion Resources, Inc. 5.75% due 10/01/2054	123,000	131,445

		319,027

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. 5.63% due 06/15/2043	234,000	250,493
Prudential Financial, Inc. 5.70% due 09/15/2048	154,000	177,614
Voya Financial, Inc. 4.70% due 01/23/2048	161,000	161,805

		589,912

Oil Companies-Integrated - 0.1%

BP Capital Markets PLC 4.88% due 03/22/2030(6)	306,000	334,213

Pipelines - 0.1%

Enterprise Products Operating LLC Series E 5.25% due 08/16/2077	127,000	121,920

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 4.00% due 03/15/2060	376,000	394,954

Total Preferred Securities/Capital Securities
(cost $2,129,783)		2,294,621

ESCROWS AND LITIGATION TRUSTS - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)	78,000	8
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	1,068
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	112,000	11

Total Escrows And Litigation Trusts
(cost $0)		1,096

Total Long-Term Investment Securities
(cost $273,017,340)		289,329,799

SHORT-TERM INVESTMENT SECURITIES - 4.5%
Registered Investment Companies - 4.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(8)	12,180,250	12,180,250
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(8)(9)	1,154,926	1,154,926

Total Short-Term Investment Securities
(cost $13,335,176)		13,335,176

TOTAL INVESTMENTS
(cost $286,352,516)	102.2%	302,664,975
Liabilities in excess of other assets	(2.2)	(6,421,943)

NET ASSETS	100.0%	$296,243,032

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $24,890,217 representing 8.4% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2020.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Securities classified as Level 3 (see Note 1).
(8)	The rate shown is the 7-day yield as of August 31, 2020.
(9)

At August 31, 2020, the Fund had loaned securities with a total value of $2,716,495. This was secured by collateral of $1,154,926 which was received in cash and subsequently invested in short-term investments currently valued at $1,154,926 as reported in the Portfolio of Investments. Additional collateral of $1,606,240 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 23.79%	01/25/2021 to 09/25/2050	$557,169
Federal National Mtg. Assoc.	0.21% to 41.95%	05/01/2023 to 08/25/2058	583,039
Government National Mtg. Assoc.	0.46% to 38.60%	10/16/2032 to 10/16/2062	241,428
United States Treasury Notes/Bonds	0.13% to 3.88%	12/31/2020 to 02/15/2049	224,604

REMIC - Real Estate Mortgage Investment Conduit
FRS - Floating Rate Security
VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,861,146	$—	$7,861,146
U.S. Corporate Bonds & Notes	—	79,434,006	—	79,434,006
Foreign Corporate Bonds & Notes	—	22,548,711	—	22,548,711
U.S. Government Agencies	—	121,005,174	—	121,005,174
U.S. Government Treasuries	—	54,897,570	—	54,897,570
Foreign Government Obligations	—	1,106,300	—	1,106,300
Preferred Securities	181,175	—	—	181,175
Preferred Securities/Capital Securities	—	2,294,621	—	2,294,621
Escrows and Litigation Trusts	—	1,068	28	1,096
Short-Term Investment Securities	13,335,176	—	—	13,335,176

Total Investment at Value	$13,516,351	$289,148,596	$28	$302,664,975

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Aerospace/Defense - 1.2%

BAE Systems PLC ADR#	108,828	$3,037,389

Agricultural Biotech - 1.9%

Corteva, Inc.	166,088	4,741,812

Applications Software - 7.7%

CDK Global, Inc.	65,577	3,057,200
Microsoft Corp.	71,322	16,085,250

		19,142,450

Auto-Cars/Light Trucks - 1.4%

General Motors Co.	117,744	3,488,755

Banks-Super Regional - 0.9%

US Bancorp	59,459	2,164,308

Beverages-Non-alcoholic - 0.8%

Coca-Cola Co.	42,086	2,084,520

Broadcast Services/Program - 1.3%

Fox Corp., Class A	114,638	3,193,815

Cable/Satellite TV - 2.4%

Comcast Corp., Class A	131,349	5,885,749

Coatings/Paint - 0.9%

Axalta Coating Systems, Ltd.†	95,274	2,272,285

Commercial Services - 2.2%

Quanta Services, Inc.	106,802	5,473,602

Commercial Services-Finance - 1.2%

FleetCor Technologies, Inc.†	12,018	3,021,926

Computer Services - 1.8%

Cognizant Technology Solutions Corp., Class A	67,974	4,544,742

Computers - 7.7%

Apple, Inc.	148,227	19,127,212

Cosmetics & Toiletries - 1.9%

Unilever NV	81,767	4,742,486

Diversified Banking Institutions - 3.1%

Bank of America Corp.	144,075	3,708,490
JPMorgan Chase & Co.	41,019	4,109,694

		7,818,184

E-Commerce/Products - 6.2%

Alibaba Group Holding, Ltd. ADR†	13,910	3,992,587
Amazon.com, Inc.†	3,337	11,515,854

		15,508,441

Electric-Integrated - 1.2%

AES Corp.	164,653	2,922,591

Electronic Components-Misc. - 1.2%

Hubbell, Inc.	20,926	3,032,596

Electronic Measurement Instruments - 1.3%

Fortive Corp.	44,358	3,198,655

Finance-Auto Loans - 0.9%

Ally Financial, Inc.	100,899	2,308,569

Finance-Credit Card - 2.9%

Visa, Inc., Class A	34,600	7,334,854

Footwear & Related Apparel - 0.5%

Skechers U.S.A., Inc., Class A†	44,831	1,338,205

Human Resources - 1.2%

Robert Half International, Inc.	53,929	2,869,023

Insurance-Property/Casualty - 3.2%

Berkshire Hathaway, Inc., Class B†	29,693	6,474,262
Fidelity National Financial, Inc.	44,359	1,456,306

		7,930,568

Internet Brokers - 0.7%

E*TRADE Financial Corp.	33,720	1,824,252

Internet Content-Entertainment - 3.5%

Facebook, Inc., Class A†	30,150	8,839,980

Investment Management/Advisor Services - 0.7%

Raymond James Financial, Inc.	23,422	1,773,514

Machinery-General Industrial - 1.2%

Otis Worldwide Corp.	46,645	2,933,971

Medical Labs & Testing Services - 1.5%

Laboratory Corp. of America Holdings†	21,419	3,764,389

Medical Products - 1.3%

Koninklijke Philips NV†	69,865	3,317,889

Medical-Biomedical/Gene - 1.2%

Biogen, Inc.†	10,446	3,004,687

Medical-Drugs - 4.2%

Novo Nordisk A/S ADR	33,271	2,197,217
Pfizer, Inc.	108,314	4,093,186
Sanofi ADR	81,881	4,141,541

		10,431,944

Medical-HMO - 4.1%

Anthem, Inc.	14,417	4,058,674
UnitedHealth Group, Inc.	19,780	6,182,239

		10,240,913

Networking Products - 2.0%

Cisco Systems, Inc.	115,185	4,863,111

Oil Companies-Exploration & Production - 0.9%

ConocoPhillips	58,957	2,233,881

Oil Companies-Integrated - 1.8%

BP PLC ADR	88,095	1,843,828
Chevron Corp.	30,855	2,589,660

		4,433,488

Real Estate Management/Services - 0.7%

CBRE Group, Inc., Class A†	38,595	1,815,123

Retail-Apparel/Shoe - 1.1%

Ross Stores, Inc.	30,074	2,739,140

Retail-Auto Parts - 1.1%

O’Reilly Automotive, Inc.†	5,879	2,737,439

Retail-Building Products - 1.2%

Lowe’s Cos., Inc.	18,203	2,997,852

Retail-Discount - 4.4%

Dollar General Corp.	11,607	2,343,221
Dollar Tree, Inc.†	52,296	5,034,536
Walmart, Inc.	26,860	3,729,511

		11,107,268

Semiconductor Components-Integrated Circuits - 2.4%

NXP Semiconductors NV	11,372	1,430,143
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	57,458	4,553,546

		5,983,689

Semiconductor Equipment - 1.0%

Applied Materials, Inc.	42,060	2,590,896

Tobacco - 1.8%

Altria Group, Inc.	105,169	4,600,092

Transport-Rail - 1.6%

Norfolk Southern Corp.	18,800	3,995,564

Web Portals/ISP - 5.0%

Alphabet, Inc., Class A†	3,846	6,267,172
Alphabet, Inc., Class C†	3,861	6,309,569

		12,576,741

Total Long-Term Investment Securities
(cost $188,224,258)		245,988,560

REPURCHASE AGREEMENTS - 1.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% , dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $3,766,000 collateralized by $3,844,100 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2023 and having an approximate value of $3,841,412 $3,766,000 collateralized by $3,844,100 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2023 and having an approximate value of $3,841,412 (cost $3,766,000)	$3,766,000	3,766,000

TOTAL INVESTMENTS
(cost $191,990,258)	99.9%	249,754,560
Other assets less liabilities	0.1	138,569

NET ASSETS	100.0%	$249,893,129

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2020, the Fund had loaned securities with a total value of $11,164. This was secured by collateral of $11,452 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Notes/Bonds	0.13% to 3.88%	12/31/2020 to 02/15/2049	$11,452

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$245,988,560	$—	$—	$245,988,560
Repurchase Agreements	—	3,766,000	—	3,766,000

Total Investments at Value	$245,988,560	$3,766,000	$—	$249,754,560

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.9%
Advertising Agencies - 1.9%

Interpublic Group of Cos., Inc.	495,995	$8,808,871
Omnicom Group, Inc.#	129,785	7,020,071

		15,828,942

Aerospace/Defense - 1.5%

BAE Systems PLC	1,869,347	12,984,023

Agricultural Biotech - 0.3%

Corteva, Inc.	102,305	2,920,808

Apparel Manufacturers - 1.3%

Hanesbrands, Inc.	724,163	11,072,452

Applications Software - 1.3%

CDK Global, Inc.	57,421	2,676,967
Microsoft Corp.	35,370	7,976,996

		10,653,963

Audio/Video Products - 0.4%

Sony Corp.	43,400	3,404,717

Auto-Cars/Light Trucks - 0.9%

General Motors Co.	252,926	7,494,197

Banks-Super Regional - 1.4%

Wells Fargo & Co.	502,969	12,146,701

Beverages-Non-alcoholic - 0.6%

Coca-Cola Co.	96,860	4,797,476

Brewery - 0.9%

Constellation Brands, Inc., Class A	39,090	7,211,323

Broadcast Services/Program - 0.7%

Fox Corp., Class A	196,970	5,487,584
Fox Corp., Class B	5,100	141,780

		5,629,364

Building Products-Cement - 0.1%

CRH PLC	31,560	1,193,916

Cable/Satellite TV - 1.3%

Comcast Corp., Class A	245,959	11,021,423

Chemicals-Diversified - 2.9%

Dow, Inc.	259,825	11,723,304
DuPont de Nemours, Inc.	71,377	3,979,982
LyondellBasell Industries NV, Class A	131,628	8,619,001

		24,322,287

Commercial Services-Finance - 0.7%

H&R Block, Inc.#	408,966	5,930,007

Computer Services - 2.6%

Cognizant Technology Solutions Corp., Class A	192,632	12,879,376
International Business Machines Corp.	73,153	9,020,496

		21,899,872

Computers - 1.3%

HP, Inc.	542,678	10,609,355

Computers-Memory Devices - 1.1%

NetApp, Inc.	203,478	9,642,822

Cosmetics & Toiletries - 1.4%

Unilever NV	201,549	11,689,842

Data Processing/Management - 1.0%

Paychex, Inc.	114,867	8,783,879

Distribution/Wholesale - 0.6%

Ferguson PLC	47,784	4,711,440

Diversified Banking Institutions - 6.9%

Bank of America Corp.	641,595	16,514,655
Citigroup, Inc.	314,522	16,078,365
JPMorgan Chase & Co.	157,202	15,750,068
Morgan Stanley	194,048	10,140,949

		58,484,037

Diversified Manufacturing Operations - 2.8%

3M Co.	62,236	10,145,713
General Electric Co.	857,734	5,438,033
Siemens AG	60,617	8,366,533

		23,950,279

Electric Products-Misc. - 1.4%

Emerson Electric Co.	165,218	11,477,694

Electric-Integrated - 1.8%

Edison International	85,850	4,505,408
PPL Corp.	113,030	3,123,019
Public Service Enterprise Group, Inc.	140,288	7,328,645

		14,957,072

Electronic Components-Semiconductors - 2.0%

Broadcom, Inc.	20,559	7,137,057
Samsung Electronics Co., Ltd. GDR	8,421	9,848,876

		16,985,933

Enterprise Software/Service - 0.3%

Open Text Corp.	47,005	2,133,087

Finance-Credit Card - 1.3%

American Express Co.	39,410	4,003,662
Visa, Inc., Class A	32,497	6,889,039

		10,892,701

Finance-Investment Banker/Broker - 0.8%

Charles Schwab Corp.	187,506	6,662,088

Finance-Other Services - 0.5%

CME Group, Inc.	24,410	4,292,987

Food-Dairy Products - 0.2%

Danone SA	20,390	1,340,716

Food-Misc./Diversified - 2.0%

Kraft Heinz Co.	380,341	13,327,148
Nestle SA	32,392	3,890,122

		17,217,270

Gas-Distribution - 0.3%

NiSource, Inc.	120,680	2,674,269

Home Decoration Products - 0.4%

Newell Brands, Inc.	203,080	3,245,218

Insurance Brokers - 1.2%

Arthur J. Gallagher & Co.	96,724	10,185,037

Insurance-Life/Health - 0.9%

Equitable Holdings, Inc.	183,992	3,898,790
Prudential Financial, Inc.	49,502	3,354,751

		7,253,541

Insurance-Multi-line - 2.0%

Allstate Corp.	36,498	3,394,314
Hartford Financial Services Group, Inc.	83,423	3,374,461
MetLife, Inc.	269,881	10,379,623

		17,148,398

Insurance-Property/Casualty - 1.5%

Berkshire Hathaway, Inc., Class B†	44,125	9,621,015
Fidelity National Financial, Inc.	86,150	2,828,305

		12,449,320

Investment Management/Advisor Services - 1.0%

Raymond James Financial, Inc.	111,330	8,429,908

Machinery-Construction & Mining - 1.4%

Caterpillar, Inc.	83,474	11,879,185

Medical Instruments - 2.2%

Alcon, Inc.†	89,815	5,103,046
Medtronic PLC	128,513	13,811,292

		18,914,338

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	13,284	1,477,712

Medical Products - 1.2%

Koninklijke Philips NV†	215,976	10,215,327

Medical-Biomedical/Gene - 2.4%

Amgen, Inc.	38,913	9,857,441
Gilead Sciences, Inc.	157,458	10,510,322

		20,367,763

Medical-Drugs - 7.7%

AbbVie, Inc.	124,400	11,913,788
AstraZeneca PLC	66,327	7,390,373
Bayer AG	140,248	9,295,451
Bristol-Myers Squibb Co.	206,731	12,858,668
Pfizer, Inc.	313,116	11,832,654
Sanofi	118,480	11,999,610

		65,290,544

Medical-HMO - 2.5%

Anthem, Inc.	42,539	11,975,579
Humana, Inc.	5,380	2,233,615
UnitedHealth Group, Inc.	21,940	6,857,347

		21,066,541

Medical-Wholesale Drug Distribution - 1.9%

Cardinal Health, Inc.	225,498	11,446,279
McKesson Corp.	27,923	4,284,505

		15,730,784

Networking Products - 1.6%

Cisco Systems, Inc.	316,459	13,360,899

Oil Companies-Exploration & Production - 1.2%

ConocoPhillips	115,580	4,379,326
Pioneer Natural Resources Co.	59,306	6,163,673

		10,542,999

Oil Companies-Integrated - 2.6%

BP PLC	941,684	3,285,803
Chevron Corp.	84,262	7,072,110
Equinor ASA	342,619	5,553,630
Exxon Mobil Corp.	142,964	5,709,982

		21,621,525

Oil Refining & Marketing - 1.0%

Marathon Petroleum Corp.	231,612	8,212,962

Pharmacy Services - 0.9%

CVS Health Corp.	121,559	7,551,245

Pipelines - 1.5%

Enterprise Products Partners LP	426,605	7,491,184
Williams Cos., Inc.	265,299	5,507,607

		12,998,791

Retail-Apparel/Shoe - 0.6%

Ross Stores, Inc.	55,670	5,070,424

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	28,942	4,766,458

Retail-Discount - 0.2%

Dollar General Corp.	8,502	1,716,384

Retail-Major Department Stores - 0.3%

TJX Cos., Inc.	54,290	2,974,549

Semiconductor Components-Integrated Circuits - 0.6%

NXP Semiconductors NV	38,640	4,859,366

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	43,260	2,664,816

Soap & Cleaning Preparation - 0.8%

Henkel AG & Co. KGaA (Preference Shares)	68,050	6,948,112

Steel-Producers - 2.5%

Nucor Corp.	218,705	9,942,329
Steel Dynamics, Inc.	369,847	10,917,884

		20,860,213

Telephone-Integrated - 3.7%

Verizon Communications, Inc.	533,964	31,648,046

Tobacco - 3.9%

Altria Group, Inc.	471,758	20,634,695
British American Tobacco PLC	32,450	1,105,096
Philip Morris International, Inc.	136,520	10,892,931

		32,632,722

Transport-Rail - 0.6%

Union Pacific Corp.	28,184	5,423,729

Transport-Services - 0.4%

FedEx Corp.	16,054	3,529,311

Wireless Equipment - 0.6%

Motorola Solutions, Inc.	31,560	4,883,910

Total Long-Term Investment Securities
(cost $801,444,849)		800,937,019

SHORT-TERM INVESTMENT SECURITIES - 4.5%
Registered Investment Companies - 4.5%

State Street Institutional Liquid Reserves Fund, Premier Class 0.15%(1) (cost $37,527,595)	37,516,341	37,527,595

REPURCHASE AGREEMENTS - 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $2,535,000 collateralized by $2,587,800 of United States Treasury Notes, bearing interest at 0.13% due 08/15/2023 and having an approximate value of 2,585,718 (cost $2,535,000)	$2,535,000	2,535,000

TOTAL INVESTMENTS
(cost $841,507,444)	99.7%	840,999,614
Other assets less liabilities	0.3	2,567,506

NET ASSETS	100.0%	$843,567,120

#	The security or a portion thereof is out on loan.

At August 31, 2020, the Fund had loaned securities with a total value of $12,950,078. This was secured by collateral of $13,614,815 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$2,364,824
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	4,387,782
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	201,357
United States Treasury Bills	0.00%	09/15/2020 to 09/15/2020	245,964
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	6,414,888

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2020.
GDR	- Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$760,417,492	$40,519,527	**	$—	$800,937,019
Short-Term Investment Securities	37,527,595	—		—	37,527,595
Repurchase Agreements	—	2,535,000		—	2,535,000

Total Investments at Value	$797,945,087	$43,054,527		$—	$840,999,614

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 83.3%(1)@
Domestic Equity Investment Companies - 53.6%

VALIC Co. I Blue Chip Growth Fund†	324,308	$8,263,370
VALIC Co. I Dividend Value Fund	690,482	7,270,775
VALIC Co. I Growth Fund	379,126	8,659,235
VALIC Co. I Large Cap Core Fund	628,838	8,413,857
VALIC Co. I Large Capital Growth Fund	345,555	6,686,495
VALIC Co. I Mid Cap Index Fund	143,155	3,255,342
VALIC Co. I Small Cap Aggressive Growth Fund†	55,782	867,961
VALIC Co. I Small Cap Index Fund	76,701	1,299,325
VALIC Co. I Small Cap Special Values Fund	135,661	1,291,497
VALIC Co. I Stock Index Fund	518,468	24,098,400
VALIC Co. I Systematic Core Fund	161,696	3,841,905
VALIC Co. I Systematic Value Fund	557,094	6,835,540
VALIC Co. I Value Fund	464,663	7,629,766
VALIC Co. II Capital Appreciation Fund	352,839	6,569,858
VALIC Co. II Large Cap Value Fund	194,845	3,598,781
VALIC Co. II Mid Cap Growth Fund	191,842	2,112,185
VALIC Co. II Mid Cap Value Fund	129,101	1,985,579
VALIC Co. II Small Cap Growth Fund	26,018	533,372
VALIC Co. II Small Cap Value Fund	35,836	340,804
VALIC Co. II U.S. Socially Responsible Fund	76,726	1,604,337

Total Domestic Equity Investment Companies
(cost $89,461,644)		105,158,384

Domestic Fixed Income Investment Companies - 19.0%

VALIC Co. I Capital Conservation Fund	1,136,858	12,153,014
VALIC Co. I Government Securities Fund	747,822	8,450,390
VALIC Co. I Inflation Protected Fund	227,122	2,741,365
VALIC Co. II Core Bond Fund	806,564	9,630,370
VALIC Co. II High Yield Bond Fund	206,971	1,548,141
VALIC Co. II Strategic Bond Fund	233,426	2,668,056

Total Domestic Fixed Income Investment Companies
(cost $34,849,923)		37,191,336

International Equity Investment Companies - 10.3%

VALIC Co. I Emerging Economies Fund	148,675	1,260,763
VALIC Co. I Global Real Estate Fund	176,372	1,312,207
VALIC Co. I International Equities Index Fund	790,090	5,420,017
VALIC Co. I International Growth Fund	411,053	6,182,237
VALIC Co. I International Socially Responsible Fund	28,308	757,515
VALIC Co. I International Value Fund	577,545	5,226,783
VALIC Co. II International Opportunities Fund	5,366	111,234

Total International Equity Investment Companies
(cost $18,079,029)		20,270,756

International Fixed Income Investment Companies - 0.4%
VALIC Co. I International Government Bond Fund
(cost $658,966)	56,722	732,845

Total Affiliated Registered Investment Companies
(cost $143,049,562)		163,353,321

U.S. GOVERNMENT TREASURIES - 15.4%
United States Treasury Notes - 15.4%

0.63% due 05/15/2030	2,972,700	2,955,979
1.50% due 02/15/2030	1,989,000	2,142,837
1.63% due 08/15/2029	2,784,600	3,027,056
1.75% due 11/15/2029	2,652,400	2,916,604
2.25% due 11/15/2027#	2,547,700	2,864,769
2.38% due 05/15/2029	5,844,900	6,719,123
2.63% due 02/15/2029	787,200	918,872
2.75% due 02/15/2028#	2,396,100	2,787,900
2.88% due 05/15/2028	2,390,600	2,812,410
3.13% due 11/15/2028	2,478,400	2,984,826

Total U.S. Government Treasuries
(cost $27,391,079)		30,130,376

OPTIONS - PURCHASED - 0.8%

Over the Counter Purchased Put Options(2)
(cost $2,238,309)	29,000	1,606,122

Total Long-Term Investment Securities
(cost $172,678,950)		195,089,819

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

AB Government Money Market Portfolio, Class AB 0.21%(3)
(cost $1,941,265)	1,941,265	1,941,265

TOTAL INVESTMENTS
(cost $174,620,215)	100.5%	197,031,084
Liabilities in excess of other assets	(0.5)	(991,879)

NET ASSETS	100.0%	$196,039,205

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

†	Non-income producing security
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3.

(2)	Options-Purchased

Over the Counter Purchased Put Options

Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at August 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	JP Morgan	December 2020	2,700	1,000	$3,500,310	$81,800	$39,122	$(42,678)
S&P 500 Index	Citibank, N.A.	January 2021	2,475	9,000	31,502,790	642,164	290,620	(351,544)
S&P 500 Index	UBS AG	January 2021	2,475	2,000	7,000,620	184,451	64,582	(119,869)
S&P 500 Index	UBS AG	February 2021	2,900	6,000	21,001,860	511,800	534,157	22,357
S&P 500 Index	UBS AG	February 2021	2,900	1,000	3,500,310	93,400	89,026	(4,374)
S&P 500 Index	Citibank, N.A.	March 2021	2,550	2,000	7,000,620	172,994	117,723	(55,271)
S&P 500 Index	Goldman Sachs International	March 2021	2,550	8,000	28,002,480	551,700	470,892	(80,808)

				29,000	$101,508,990	$2,238,309	$1,606,122	$(632,187)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of August 31, 2020.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
100	Short	S&P 500 E-Mini Index	September 2020	$16,888,718	$17,494,500	$(605,782)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$163,353,321	$—	$—	$163,353,321
U.S. Government Treasuries	—	30,130,376	—	30,130,376
Options Purchased	—	1,606,122	—	1,606,122
Short-Term Investment Securities	1,941,265	—	—	1,941,265

Total Investments at Value	$165,294,586	$31,736,498	$—	$197,031,084

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$605,782	$—	$—	$605,782

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.1%
Bermuda - 0.7%

Brilliance China Automotive Holdings, Ltd.	2,214,000	$1,982,550
Nine Dragons Paper Holdings, Ltd.	3,409,000	3,782,793

		5,765,343

Brazil - 3.8%

Banco do Brasil SA	963,424	5,741,680
Construtora Tenda SA	325,289	1,822,236
Hypera SA	430,369	2,486,297
Minerva SA†	884,502	2,113,376
Qualicorp Consultoria e Corretora de Seguros SA	559,009	3,187,632
Raia Drogasil SA	115,593	2,274,514
Vale SA ADR	1,283,195	14,115,145

		31,740,880

Cayman Islands - 26.5%

Alibaba Group Holding, Ltd. ADR†	283,325	81,322,775
China Feihe, Ltd.#*	2,843,000	5,759,219
China Lesso Group Holdings, Ltd.	1,744,000	3,253,882
China Resources Cement Holdings, Ltd.	3,564,000	5,196,408
Country Garden Holdings Co., Ltd.	6,312,000	7,826,678
Geely Automobile Holdings, Ltd.	2,092,000	4,421,429
JD.com, Inc. ADR†	201,648	15,857,599
Kingsoft Corp., Ltd.	488,000	2,613,094
Longfor Group Holdings, Ltd.*	1,249,000	6,615,500
NetEase, Inc. ADR	25,949	12,642,612
Tencent Holdings, Ltd.	886,500	60,680,789
Tianneng Power International, Ltd.#	1,076,000	2,310,216
Tingyi Cayman Islands Holding Corp.	2,342,000	4,399,825
Vipshop Holdings, Ltd. ADR†	319,356	5,272,568
Zhen Ding Technology Holding, Ltd.	590,000	2,473,289
Zhongsheng Group Holdings, Ltd.	409,000	2,554,205

		223,200,088

China - 17.2%

Anhui Conch Cement Co., Ltd.	1,313,000	9,521,122
China Construction Bank Corp.	22,460,000	15,909,964
China Merchants Bank Co., Ltd.	2,345,500	11,197,582
China Railway Construction Corp., Ltd.	2,996,500	2,304,346
China Vanke Co., Ltd.	2,375,000	7,385,293
Hang Zhou Great Star Industrial Co., Ltd., Class A†	1,407,481	4,459,720
Hangzhou Robam Appliances Co., Ltd.	917,018	5,217,323
Industrial & Commercial Bank of China, Ltd.	20,411,000	11,429,865
Livzon Pharmaceutical Group, Inc.	1,105,700	5,300,090
Midea Group Co., Ltd.	522,499	5,376,828
Ping An Insurance Group Co. of China, Ltd.	951,500	10,134,748
Poly Developments and Holdings Group Co., Ltd., Class A	3,713,574	8,722,142
Postal Savings Bank of China Co., Ltd.*	9,283,000	4,395,836
Sany Heavy Industry Co., Ltd., Class A	1,471,533	4,752,836
Shandong Weigao Group Medical Polymer Co., Ltd.	1,840,000	4,297,179
Shanghai Construction Group Co., Ltd., Class A	4,290,256	1,990,286
Suofeiya Home Collection Co., Ltd., Class A	2,137,467	8,294,425
Weichai Power Co., Ltd.	2,290,881	4,628,938
Weifu High-Technology Group Co., Ltd., Class A	1,908,880	6,939,559
Xiamen C & D, Inc., Class A	1,852,898	2,600,350
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.#*	1,140,000	2,103,430
Yanzhou Coal Mining Co., Ltd.	2,312,000	1,780,940
Zhuzhou Kibing Group Co., Ltd., Class A	4,957,873	6,097,168

		144,839,970

Greece - 0.2%

OPAP SA	202,781	1,858,474

Hong Kong - 0.4%

Beijing Enterprises Holdings, Ltd.	509,000	1,618,907
Lenovo Group, Ltd.	3,338,000	2,231,018

		3,849,925

Hungary - 0.5%

Richter Gedeon Nyrt	162,222	3,958,212

India - 5.3%

Cadila Healthcare, Ltd.	805,090	4,068,790
HCL Technologies, Ltd.	971,250	9,086,728
HDFC Bank, Ltd. ADR†	167,811	8,323,425
Housing Development Finance Corp., Ltd.	496,064	12,299,247
Kotak Mahindra Bank, Ltd.†	226,207	4,296,266
Mindtree, Ltd.	173,432	2,728,448
Tech Mahindra, Ltd.	429,869	4,321,612

		45,124,516

Mexico - 1.2%

Arca Continental SAB de CV	503,626	2,289,355
Grupo Financiero Banorte SAB de CV, Class O†	2,229,002	7,660,221

		9,949,576

Netherlands - 0.5%

X5 Retail Group NV GDR	119,070	4,357,962

Poland - 0.7%

CD Projekt SA†	26,500	3,155,190
Polski Koncern Naftowy Orlen SA	229,288	3,152,718

		6,307,908

Russia - 6.5%

Inter RAO UES PJSC†	33,434,810	2,336,558
Lukoil PJSC ADR	161,229	10,839,426
Magnit PJSC GDR†	434,688	6,376,873
Magnitogorsk Iron & Steel Works PJSC†	2,082,393	1,060,419
Polyus PJSC GDR	95,272	11,763,918
RusHydro PJSC†	241,263,539	2,370,173
Sberbank of Russia PJSC ADR†	617,624	7,535,013
Severstal PAO GDR	259,596	3,281,293
Surgutneftegas PJSC (Preference Shares)	5,926,256	2,971,431

Tatneft PJSC ADR†#	138,148	6,119,542

		54,654,646

South Africa - 2.7%

Clicks Group, Ltd.	169,250	2,296,438
Exxaro Resources, Ltd.	261,746	2,118,210
Foschini Group, Ltd.#	510,868	2,301,600
Impala Platinum Holdings, Ltd.	571,399	5,270,978
Naspers, Ltd., Class N	32,399	5,911,187
Netcare, Ltd.	1,826,050	1,346,545
Telkom SA SOC, Ltd.	909,810	1,218,358
Woolworths Holdings, Ltd.	1,224,034	2,295,526

		22,758,842

South Korea - 16.5%

CJ CheilJedang Corp.	13,296	4,555,495
Coway Co, Ltd.	62,691	4,211,417
Daelim Industrial Co., Ltd.	35,487	2,596,027
Doosan Bobcat, Inc.	74,288	1,644,730
E-MART Inc.	45,019	4,547,756
F&F Co., Ltd.	33,166	2,694,266
GS Engineering & Construction Corp.	67,198	1,397,248
Hana Financial Group, Inc.	319,641	7,588,077
Hankook Tire & Technology Co., Ltd.	91,020	2,260,367
Hyundai Glovis Co., Ltd.	30,653	3,754,534
Hyundai Mobis Co., Ltd.	46,664	8,799,340
Kakao Corp.	21,419	7,338,608
KEPCO Plant Service & Engineering Co., Ltd.	76,854	1,798,587
Kia Motors Corp.	250,549	8,953,451
KT&G Corp.	105,162	7,356,648
Kumho Petrochemical Co., Ltd.	38,848	3,286,660
NongShim Co., Ltd.†	8,075	2,443,777
Orion Corp.	22,086	2,612,243
Samsung Electronics Co., Ltd.	815,226	37,058,847
Shinhan Financial Group Co., Ltd.#	283,820	7,084,151
SK Hynix, Inc.	231,050	14,607,168
Soulbrain Co., Ltd.†	12,877	2,350,142
Soulbrain Holdings Co., Ltd.	10,879	425,855

		139,365,394

Taiwan - 13.7%

Delta Electronics, Inc.	365,000	2,351,107
Elite Material Co., Ltd.	737,000	4,270,061
FLEXium Interconnect, Inc.	587,072	2,521,039
Globalwafers Co., Ltd.	365,000	4,901,249
International Games System Co., Ltd.†	144,000	4,318,797
Lite-On Technology Corp.	1,309,000	2,070,024
Lotes Co., Ltd.	183,000	2,669,393
Micro-Star International Co., Ltd.	514,000	2,373,669
Nanya Technology Corp.	1,760,000	3,113,133
Novatek Microelectronics Corp.	408,000	3,337,253
Pou Chen Corp.	1,873,000	1,768,216
Powertech Technology, Inc.	751,000	2,211,421
Radiant Opto-Electronics Corp.	707,000	2,602,321
Simplo Technology Co., Ltd.†	206,000	2,351,959
TaiDoc Technology Corp.	526,000	3,666,036
Taiwan Cement Corp.	1,824,000	2,666,857
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	716,555	56,786,984
United Microelectronics Corp.	4,003,000	2,892,272
Yuanta Financial Holding Co., Ltd.	14,165,520	8,883,171

		115,754,962

Thailand - 0.5%

Charoen Pokphand Foods PCL	3,698,900	3,892,328

Turkey - 0.5%

BIM Birlesik Magazalar AS	458,098	4,234,021

United Kingdom - 0.5%

Anglo American PLC	170,117	4,167,404

United States - 1.2%

Yum China Holdings, Inc.	180,212	10,400,035

Total Long-Term Investment Securities
(cost $706,393,360)		836,180,486

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(1)(2) (cost $3,860,954)	3,860,954	3,860,954

TOTAL INVESTMENTS
(cost $710,254,314)	99.6%	840,041,440
Other assets less liabilities	0.4	3,601,687

NET ASSETS	100.0%	$843,643,127

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $18,873,985 representing 2.2% of net assets.

(1)

At August 31, 2020, the Fund had loaned securities with a total value of $13,121,674. This was secured by collateral of $3,860,954, which was received in cash and subsequently invested in short-term investments currently valued at $3,860,954 as reported in the Portfolio of Investments. Additional collateral of $9,903,253 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Bills	0.00%	09/24/2020 to 06/17/2021	$7,040
United States Treasury Notes/Bonds	0.13% to 6.38%	10/31/2020 to 05/15/2050	9,896,213

(2)	The rate shown is the 7-day yield as of August 31, 2020.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

78	Long	MSCI Emerging Markets Index	September 2020	$4,300,451	$4,291,560	$(8,891)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

E-Commerce/Products	12.2%
Banks-Commercial	9.4
Semiconductor Components-Integrated Circuits	8.1
Internet Content-Information/News	7.9
Electronic Components-Semiconductors	6.1
Real Estate Operations & Development	3.8
Entertainment Software	2.7
Oil Companies-Integrated	2.3
Food-Retail	2.1
Building Products-Cement	2.0
Diversified Financial Services	2.0
Medical-Drugs	1.9
Auto/Truck Parts & Equipment-Original	1.8
Auto-Cars/Light Trucks	1.8
Appliances	1.8
Metal-Iron	1.7
Finance-Mortgage Loan/Banker	1.4
Gold Mining	1.4
Food-Misc./Diversified	1.3
Retail-Restaurants	1.2
Insurance-Multi-line	1.2
Electronic Components-Misc.	1.2
Applications Software	1.1
Home Furnishings	1.0
Tobacco	0.9
Internet Content-Entertainment	0.9
Machinery-Construction & Mining	0.8
Building Products-Doors & Windows	0.7
Food-Dairy Products	0.7
Chemicals-Diversified	0.7
Platinum	0.6
Circuit Boards	0.6
Semiconductor Equipment	0.6
Building-Heavy Construction	0.6
Electric-Generation	0.6
Auto/Truck Parts & Equipment-Replacement	0.6
Retail-Discount	0.5
Tools-Hand Held	0.5
Food-Flour & Grain	0.5
Banks-Money Center	0.5
Steel-Producers	0.5
Communications Software	0.5
Disposable Medical Products	0.5
Rubber/Plastic Products	0.5
Metal-Diversified	0.5
Registered Investment Companies	0.5
Paper & Related Products	0.5
Coal	0.4
Transport-Truck	0.4
Medical Instruments	0.4
Building & Construction-Misc.	0.4
Building & Construction Products-Misc.	0.4
Consulting Services	0.4
Oil Refining & Marketing	0.3
Computer Services	0.3
Apparel Manufacturers	0.3
Electronic Connectors	0.3
Food-Confectionery	0.3
Transport-Services	0.3
Retail-Automobile	0.3
Power Converter/Supply Equipment	0.3
Retail-Apparel/Shoe	0.3
Retail-Misc./Diversified	0.3
Beverages-Non-alcoholic	0.3
Retail-Drug Store	0.3
Rubber-Tires	0.3
Telecom Equipment-Fiber Optics	0.3
Computers	0.2
Food-Meat Products	0.2
Computers-Periphery Equipment	0.2
Gambling (Non-Hotel)	0.2
Engineering/R&D Services	0.2
Athletic Footwear	0.2
Gas-Distribution	0.2
Medical-Hospitals	0.2
Cellular Telecom	0.1
Chemicals-Specialty	0.1

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$34,152,147	$20,502,499	#	$—	$54,654,646
Other Countries	777,358,436	4,167,404	**	—	781,525,840
Short-Term Investment Securities	3,860,954	—		—	3,860,954

Total Investments at Value	$815,371,537	$24,669,903		$—	$840,041,440

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$8,891	$—		$—	$8,891

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
#	Amount includes $11,763,918 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.1%
Australia - 4.5%

BGP Holdings PLC†(1)	479,213	$0
Centuria Industrial REIT	1,439,845	3,313,309
Goodman Group	485,120	6,551,324
Ingenia Communities Group	1,330,480	4,621,903
Mirvac Group	603,719	939,526

		15,426,062

Belgium - 0.8%

Warehouses De Pauw CVA	81,654	2,884,278

Bermuda - 0.6%

Shangri-La Asia, Ltd.	2,668,000	2,172,212

Canada - 3.0%

Allied Properties Real Estate Investment Trust	82,016	2,313,941
Canadian Apartment Properties REIT	71,871	2,479,545
Chartwell Retirement Residences	250,007	2,001,053
Summit Industrial Income REIT	401,396	3,652,831

		10,447,370

Cayman Islands - 1.7%

CK Asset Holdings, Ltd.	1,102,500	5,988,910

France - 1.8%

Gecina SA	36,080	4,960,060
Klepierre SA#	75,563	1,243,487

		6,203,547

Germany - 7.2%

Alstria Office REIT-AG†	180,447	2,698,166
Deutsche Wohnen AG	78,299	4,171,078
Instone Real Estate Group AG†*	27,428	823,190
Vonovia SE	243,002	17,399,188

		25,091,622

Hong Kong - 4.5%

Link REIT	829,700	6,605,312
Sun Hung Kai Properties, Ltd.	446,004	5,996,441
Swire Properties, Ltd.	1,085,400	2,941,008

		15,542,761

Ireland - 0.6%

Dalata Hotel Group PLC	243,917	797,555
Hibernia REIT PLC	862,323	1,226,631

		2,024,186

Japan - 12.8%

Activia Properties, Inc.	941	3,549,351
Comforia Residential REIT, Inc.	947	2,923,750
ESCON Japan Reit Investment Corp.	2,272	2,190,164
GLP J-REIT#	2,956	4,565,941
Kyoritsu Maintenance Co., Ltd.	43,000	1,581,315
Mitsubishi Estate Co., Ltd.	582,200	9,133,034
Mitsui Fudosan Co., Ltd.	211,900	3,841,269
Mitsui Fudosan Logistics Park, Inc.	570	2,852,287
Nippon Prologis REIT, Inc.	1,503	4,924,147
Sankei Real Estate, Inc.#	2,910	2,494,717
Sumitomo Realty & Development Co., Ltd.	214,900	6,352,754

		44,408,729

Norway - 0.8%

Entra ASA*	202,740	$2,771,061

Singapore - 3.3%

Ascendas India Trust	3,421,500	3,369,821
Ascendas Real Estate Investment Trust	474,000	1,156,650
CapitaLand, Ltd.#	1,062,420	2,163,025
Elite Commercial REIT	1,706,200	1,493,899
Keppel DC REIT	1,462,400	3,127,841

		11,311,236

Spain - 1.2%

Aedas Homes SA†*	29,125	660,370
Cellnex Telecom SA#*	20,263	1,298,029
Merlin Properties Socimi SA	237,204	2,128,667

		4,087,066

SupraNational - 0.2%

Unibail-Rodamco-Westfield (Euronext Paris)#	340	15,889
Unibail-Rodamco-Westfield (Euronext Amsterdam)	12,684	592,743

		608,632

Sweden - 1.4%

Castellum AB	241,681	4,945,494

Switzerland - 1.3%

PSP Swiss Property AG	36,448	4,350,616

United Kingdom - 6.3%

Big Yellow Group PLC	242,682	3,477,624
Derwent London PLC	109,529	4,139,058
Segro PLC	449,599	5,726,342
Tritax Big Box REIT PLC	799,593	1,665,278
Tritax EuroBox PLC*(GBP)	672,689	822,457
Tritax EuroBox PLC*(EUR)	1,251,628	1,523,503
UNITE Group PLC†	343,288	4,439,763

		21,794,025

United States - 46.1%

Alexandria Real Estate Equities, Inc.	32,019	5,391,359
American Assets Trust, Inc.	39,879	1,018,908
American Tower Corp.	87,259	21,740,580
Americold Realty Trust	33,677	1,291,513
Apartment Investment & Management Co., Class A	69,584	2,507,112
Apple Hospitality REIT, Inc.	165,858	1,686,776
AvalonBay Communities, Inc.	5,822	920,225
Boston Properties, Inc.	34,236	2,974,081
Brandywine Realty Trust	85,863	955,655
Brixmor Property Group, Inc.	73,002	861,424
CareTrust REIT, Inc.	46,731	905,179
CoreSite Realty Corp.	15,102	1,849,240
Crown Castle International Corp.	56,018	9,144,939
CubeSmart	39,828	1,259,361
CyrusOne, Inc.	47,595	3,975,610
Digital Realty Trust, Inc.	25,653	3,992,889
Duke Realty Corp.	195,564	7,538,992
Equinix, Inc.	9,975	7,878,056
Equity LifeStyle Properties, Inc.	25,149	1,667,127
Equity Residential	65,456	3,694,991
Essential Properties Realty Trust, Inc.	85,579	1,452,276

Extra Space Storage, Inc.	33,242	$3,541,935
Gaming and Leisure Properties, Inc.	81,565	2,964,888
Healthcare Realty Trust, Inc.	60,392	1,742,309
Healthcare Trust of America, Inc., Class A	118,006	3,114,178
Healthpeak Properties, Inc.	250,931	6,935,733
Host Hotels & Resorts, Inc.	184,594	2,072,991
Invitation Homes, Inc.	194,846	5,578,441
Kilroy Realty Corp.	30,902	1,808,385
Kimco Realty Corp.	157,989	1,894,288
Lamar Advertising Co., Class A	16,731	1,158,287
National Retail Properties, Inc.	85,270	3,021,969
NETSTREIT Corp.†	21,610	396,327
Omega Healthcare Investors, Inc.	55,443	1,717,070
Prologis, Inc.	53,837	5,483,837
QTS Realty Trust, Inc., Class A	20,256	1,373,762
Realty Income Corp.	21,370	1,325,581
Regency Centers Corp.	59,525	2,363,738
Retail Opportunity Investments Corp.	85,861	955,633
Rexford Industrial Realty, Inc.	59,168	2,838,881
SBA Communications Corp.	2,664	815,371
Simon Property Group, Inc.	16,951	1,150,125
STAG Industrial, Inc.	71,480	2,308,804
Sun Communities, Inc.	14,840	2,212,347
Sunstone Hotel Investors, Inc.	132,971	1,107,648
UDR, Inc.	144,465	5,028,827
Ventas, Inc.	22,019	907,403
VEREIT, Inc.	662,441	4,451,604
VICI Properties, Inc.	177,368	3,962,401
Weyerhaeuser Co.	152,628	4,626,155

		159,565,211

Total Long-Term Investment Securities
(cost $327,148,218)		339,623,018

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 2.0%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.00%(2)	4,591,592	4,591,592
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(2)(3)	2,465,650	2,465,650

Total Short-Term Investment Securities
(cost $7,057,242)		7,057,242

TOTAL INVESTMENTS
(cost $334,205,460)	100.1%	346,680,260
Liabilities in excess of other assets	(0.1)	(302,619)

NET ASSETS	100.0%	$346,377,641

#	The security or a portion thereof is out on loan (see Note 1).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $7,898,610 representing 2.3% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2020.
(3)

At August 31, 2020, the Fund had loaned securities with a total value of $8,140,581. This was secured by collateral of $2,465,650, which was received in cash and subsequently invested in short-term investments currently valued at $2,465,650 as reported in the Portfolio of Investments. Additional collateral of $6,165,591 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Notes/Bonds	0.13% to 6.25%	02/28/2021 to 08/15/2049	$6,165,591

CVA - Certification Van Aandelen (Dutch Cert.)

EUR - Euro Currency

GBP - British Pound

Euronext Paris - Euronext Stock Exchange, Paris

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Industry Allocation*

Real Estate Investment Trusts	74.6%
Real Estate Operations & Development	12.1
Real Estate Management/Services	9.7
Registered Investment Companies	2.0
Hotels/Motels	1.3
Building-Heavy Construction	0.4

100.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (See Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$15,426,062	$—		$0	$15,426,062
Other Countries	302,402,931	21,794,025	**	—	324,196,956
Short-Term Investment Securities	7,057,242	—		—	7,057,242

Total Investments at Value	$324,886,235	$21,794,025		$0	$346,680,260

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount(2)	Value (Note 1)
COMMON STOCKS - 64.1%
Australia - 2.8%

AGL Energy, Ltd.	11,310	$123,457
Aurizon Holdings, Ltd.	35,165	112,821
BHP Group, Ltd.	57,591	1,610,275
BlueScope Steel, Ltd.	8,639	80,857
Brambles, Ltd.	26,725	218,595
CIMIC Group, Ltd.#	1,721	26,872
Coca-Cola Amatil, Ltd.	8,927	59,915
Cochlear, Ltd.#	1,187	168,222
Coles Group, Ltd.	22,297	291,573
Crown Resorts, Ltd.	6,088	40,457
CSL, Ltd.	8,374	1,766,468
Evolution Mining, Ltd.	15,513	63,501
Fortescue Metals Group, Ltd.	47,241	606,958
Magellan Financial Group, Ltd.	1,959	85,608
Medibank Private, Ltd.	57,148	115,068
Newcrest Mining, Ltd.	9,012	212,432
Northern Star Resources, Ltd.	6,956	70,030
Qantas Airways, Ltd.	9,280	26,967
REA Group, Ltd.#	985	82,943
Rio Tinto, Ltd.	8,682	627,534
Sonic Healthcare, Ltd.	7,016	165,847
Telstra Corp., Ltd.	79,829	170,157
Wesfarmers, Ltd.	21,840	765,457
Woolworths Group, Ltd.	23,503	691,132

		8,183,146

Belgium - 0.0%

Colruyt SA	1,020	64,513
Proximus SADP	3,010	59,591

		124,104

Bermuda - 0.1%

Brilliance China Automotive Holdings, Ltd.	32,000	28,655
Invesco, Ltd.	5,355	54,621
Jardine Matheson Holdings, Ltd.	3,500	147,000
Kerry Properties, Ltd.	13,500	35,099
Nine Dragons Paper Holdings, Ltd.#	27,000	29,960
NWS Holdings, Ltd.	25,000	21,258

		316,593

Brazil - 0.5%

AMBEV SA	56,200	126,279
BB Seguridade Participacoes SA	18,100	87,155
Cia Paranaense de Energia, Class B (Preference Shares)	700	7,894
Cielo SA	20,500	17,063
Engie Brasil Energia SA	3,800	29,569
Hypera SA	5,700	32,930
Itau Unibanco Holding SA (Preference Shares)	63,600	273,392
Itausa SA (Preference Shares)	92,400	159,046
Porto Seguro SA	1,300	12,543
Telefonica Brasil SA (Preference Shares)	9,100	79,464
Tim Participacoes SA	13,300	34,764
Vale SA	44,300	482,582

		1,342,681

Canada - 1.6%

Algonquin Power & Utilities Corp.#	6,100	84,554
B2Gold Corp.	9,800	65,817
BCE, Inc.	2,700	116,044
Canadian Apartment Properties REIT	800	27,600
Canadian National Railway Co.	11,500	1,208,410
CGI, Inc.†	3,100	217,750
CI Financial Corp.	3,800	53,955
Constellation Software, Inc.	300	347,297
Empire Co., Ltd., Class A	2,200	57,262
First Capital Real Estate Investment Trust	2,100	22,025
Franco-Nevada Corp.	2,500	375,992
Gildan Activewear, Inc.	3,400	65,922
Hydro One, Ltd.*	4,300	89,010
IGM Financial, Inc.#	1,000	24,403
Keyera Corp.	2,600	47,481
Kirkland Lake Gold, Ltd.	4,500	239,775
Magna International, Inc.	6,100	297,061
Metro, Inc., Class A	4,300	194,239
Power Corp. of Canada	8,445	168,596
Quebecor, Inc., Class B	2,600	64,464
RioCan Real Estate Investment Trust	2,800	32,651
Rogers Communications, Inc., Class B	5,600	232,956
Saputo, Inc.	3,500	87,315
Shaw Communications, Inc., Class B#	5,200	97,235
SmartCentres Real Estate Investment Trust	1,000	15,747
Teck Resources, Ltd., Class B	7,900	91,092
TELUS Corp. (Non Voting Shares)#	6,600	121,506
Wheaton Precious Metals Corp.	5,400	288,392

		4,734,551

Cayman Islands - 0.5%

China Conch Venture Holdings, Ltd.	28,500	123,558
China Feihe, Ltd.*	7,000	14,180
China Hongqiao Group, Ltd.	14,000	9,032
China Lesso Group Holdings, Ltd.	15,000	27,986
China Medical System Holdings, Ltd.	24,000	27,096
China Overseas Property Holdings, Ltd.	5,000	4,510
China Resources Cement Holdings, Ltd.	44,000	64,153
CK Asset Holdings, Ltd.	22,000	119,507
Country Garden Services Holdings Co., Ltd.	20,000	139,480
Dali Foods Group Co., Ltd.*	40,000	24,516
GSX Techedu, Inc. ADR†#	495	42,273
Kingboard Holdings, Ltd.	10,500	33,802
Kingboard Laminates Holdings, Ltd.	18,500	23,321
Lee & Man Paper Manufacturing, Ltd.	25,000	14,967
Longfor Group Holdings, Ltd.*	33,000	174,789
NetEase, Inc. ADR	397	193,423
Sands China, Ltd.	48,400	213,579
Seazen Group, Ltd.	16,000	14,513
Shui On Land, Ltd.	52,500	7,181
Yihai International Holding, Ltd.	3,000	47,147
Yuzhou Properties Co., Ltd.	29,000	13,546
Zhen Ding Technology Holding, Ltd.	7,000	29,344
ZTO Express Cayman, Inc. ADR	3,000	100,590

		1,462,493

Chile - 0.0%

Aguas Andinas SA, Class A	43,904	13,157
Cia Cervecerias Unidas SA	2,355	15,482
Colbun SA	126,153	19,471
Enel Americas SA	420,138	60,452
Enel Chile SA	479,821	36,905

		145,467

China - 1.6%

A-Living Services Co., Ltd.*	3,250	16,774
Agricultural Bank of China, Ltd.	510,000	170,434
Agricultural Bank of China, Ltd., Class A	62,900	29,455
Anhui Conch Cement Co., Ltd.	26,000	188,537
Anhui Conch Cement Co., Ltd., Class A	4,400	39,097
Anhui Kouzi Distillery Co., Ltd., Class A	100	877
Apeloa Pharmaceutical Co., Ltd.	600	2,490
Autobio Diagnostics Co., Ltd.	100	2,352
BAIC Motor Corp., Ltd.*	13,000	6,223
Bank of Beijing Co., Ltd., Class A	16,900	12,007
Bank of China, Ltd., Class A	30,800	14,738
Bank of China, Ltd.	1,494,000	489,634
Bank of Communications Co., Ltd.	161,000	84,133
Bank of Communications Co., Ltd., Class A	33,900	23,392
Bank of Hangzhou Co., Ltd.	4,200	7,935
Bank of Nanjing Co., Ltd., Class A	7,100	8,897
Baoshan Iron & Steel Co., Ltd., Class A	16,100	11,603
Beijing Capital Development Co., Ltd.	1,100	1,096
Beijing Kunlun Tech Co., Ltd.	400	1,625
Chacha Food Co., Ltd.	100	1,010
Chaozhou Three-Circle Group Co., Ltd.	800	3,265
China Cinda Asset Management Co., Ltd.	152,000	29,026
China CITIC Bank Corp., Ltd., Class A	4,700	3,579
China CITIC Bank Corp., Ltd.	184,000	76,922
China Construction Bank Corp., Class A	4,400	3,980
China Construction Bank Corp.	1,420,000	1,005,884
China Everbright Bank Co., Ltd.	55,000	19,729
China Everbright Bank Co., Ltd., Class A	31,800	17,814
China Minsheng Banking Corp., Ltd.	121,500	73,996
China Minsheng Banking Corp., Ltd., Class A	31,000	25,099
China National Building Material Co., Ltd.	32,000	45,005
China Pacific Insurance Group Co., Ltd.	21,400	59,504
China Pacific Insurance Group Co., Ltd., Class A	2,900	13,039
China Petroleum & Chemical Corp.	402,000	185,693
China Petroleum & Chemical Corp., Class A†	21,300	12,522
China Railway Group, Ltd.	29,000	14,893
China Reinsurance Group Corp.	44,000	4,712
China Shenhua Energy Co., Ltd.	4,700	11,080
China Shenhua Energy Co., Ltd.	71,000	118,544
China South Publishing & Media Group Co., Ltd.	1,400	2,287
China Telecom Corp., Ltd.	182,000	59,648
China Yangtze Power Co., Ltd.	16,900	47,583
Chinese Universe Publishing and Media Group Co., Ltd., Class A	1,100	2,120
Chongqing Brewery Co., Ltd.	300	3,985
Chongqing Rural Commercial Bank Co., Ltd.	45,000	18,348
Da An Gene Co., Ltd. of Sun Yat-Sen University	240	1,344
Daqin Railway Co., Ltd., Class A	15,100	14,583
Dongfeng Motor Group Co., Ltd.	50,000	34,709
East Money Information Co., Ltd.	3,800	14,502
Focus Media Information Technology Co., Ltd., Class A	11,600	12,760
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,460	65,745
Fujian Sunner Development Co., Ltd.	1,100	4,313
Fuyao Glass Industry Group Co., Ltd.*	7,600	24,466
Fuyao Glass Industry Group Co., Ltd., Class A	1,600	6,764
Great Wall Motor Co., Ltd.	23,000	24,958
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,200	17,491
Greendland Holdings Corp., Ltd., Class A	3,600	4,018
Guangdong Haid Group Co., Ltd., Class A	700	7,227
Guangzhou Automobile Group Co., Ltd.	48,000	41,248
Guangzhou Shiyuan Electronic Technology Co., Ltd.	100	1,460
Hangzhou Robam Appliances Co., Ltd.	600	3,414
Hefei Meiya Optoelectronic Technology, Inc.	400	3,405
Heilongjiang Agriculture Co., Ltd.	1,300	3,823
Henan Shuanghui Investment & Development Co., Ltd.	2,500	23,159
Hithink RoyalFlush Information Network Co., Ltd.	100	2,450
HLA Corp., Ltd., Class A	2,600	2,670
Hualan Biological Engineering, Inc., Class A	1,300	10,924
Huaxin Cement Co., Ltd.	1,300	5,303
Huayu Automotive Systems Co., Ltd., Class A	2,300	8,348
Hubei Jumpcan Pharmaceutical Co., Ltd.	700	2,471
Hunan Valin Steel Co., Ltd.	3,400	2,416
Industrial & Commercial Bank of China, Ltd.	917,000	513,507
Industrial & Commercial Bank of China, Ltd., Class A	25,800	18,668
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd.	6,400	8,739
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,900	17,743
Jafron Biomedical Co., Ltd.	600	6,671

Jiangsu Expressway Co., Ltd.	18,000	18,023
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd.	600	12,350
Jiangsu Zhongtian Technology Co., Ltd.	1,300	2,143
Jiangxi Zhengbang Technology Co., Ltd.	1,000	3,625
Juewei Food Co., Ltd.	300	4,123
Kweichow Moutai Co., Ltd., Class A	1,100	286,682
Lomon Billions Group Co., Ltd.	1,100	3,766
Luenmei Quantum Co., Ltd.	600	1,185
Luzhou Laojiao Co., Ltd.	1,100	23,991
Maanshan Iron & Steel Co., Ltd.	5,600	2,296
Muyuan Foodstuff Co., Ltd.	1,670	21,390
NanJi E-Commerce Co., Ltd.	1,200	3,244
New Hope Liuhe Co., Ltd.	2,000	11,087
Offcn Education Technology Co., Ltd.	500	2,605
Ovctek China, Inc.	200	1,906
Perfect World Co., Ltd.	800	4,273
Postal Savings Bank of China Co., Ltd.*	114,000	53,983
RiseSun Real Estate Development Co., Ltd.	3,300	3,967
SAIC Motor Corp., Ltd., Class A	6,000	16,333
Sansteel Minguang Co., Ltd.	2,600	2,636
Seazen Holdings Co., Ltd.	1,000	5,237
Shaanxi Coal Industry Co., Ltd.	7,700	9,132
Shandong Buchang Pharmaceuticals Co., Ltd.	700	2,835
Shandong Hualu Hengsheng Chemical Co., Ltd.	1,200	4,706
Shandong Sun Paper Industry JSC, Ltd., Class A	1,100	2,240
Shanghai International Airport Co., Ltd., Class A	600	6,687
Shanghai M&G Stationery, Inc.	500	5,069
Shanghai Pudong Development Bank Co., Ltd.	13,300	20,101
Shanxi Lu’an Environmental Energy Development Co., Ltd.	2,700	2,481
Shanxi Xishan Coal & Electricity Power Co., Ltd.	1,850	1,139
Shengyi Technology Co., Ltd.	1,100	3,981
Shenzhen Expressway Co., Ltd.	8,000	7,246
Shenzhen Goodix Technology Co., Ltd.	200	5,221
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	500	24,979
Shenzhen Salubris Pharmaceuticals Co., Ltd.	600	3,301
Sichuan Chuantou Energy Co., Ltd.	3,100	4,531
Sichuan Swellfun Co., Ltd.	200	2,220
Sinopec Shanghai Petrochemical Co., Ltd.	70,000	14,451
Sinopec Shanghai Petrochemical Co., Ltd. Class A	5,200	2,648
Suofeiya Home Collection Co., Ltd., Class A	400	1,552
Tangshan Jidong Cement Co., Ltd.	600	1,569
Toly Bread Co., Ltd.	200	1,842
Tongkun Group Co., Ltd.	800	1,882
Topchoice Medical Corp.†	100	3,301
Wanhua Chemical Group Co., Ltd.†	2,600	27,799
Weichai Power Co., Ltd.	4,300	9,297
Weifu High-Technology Group Co., Ltd., Class A	800	2,908
Weihai Guangwei Composites Co., Ltd.	100	1,138
Wens Foodstuffs Group Co., Ltd.	5,100	18,362
Wuchan Zhongda Group Co., Ltd.	2,200	1,569
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd.	2,100	13,967
Wuliangye Yibin Co., Ltd., Class A	2,700	94,532
Xiamen C & D, Inc., Class A	1,900	2,666
Yanzhou Coal Mining Co., Ltd.	20,000	15,406
Yanzhou Coal Mining Co., Ltd., Class A	1,100	1,489
Yealink Network Technology Corp., Ltd.	300	2,466
Yunda Holding Co., Ltd.	1,590	4,820
Zhejiang Expressway Co., Ltd.	14,000	9,448
Zhejiang Juhua Co., Ltd.	2,100	2,145
Zhejiang NHU Co., Ltd.	1,700	8,127
Zhejiang Semir Garment Co., Ltd. Class A	1,600	1,795
Zhejiang Supor Co., Ltd.	400	4,945
Zhejiang Weixing New Building Materials Co., Ltd.	1,200	2,503
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	300	2,615

		4,725,821

Colombia - 0.0%

Ecopetrol SA	85,925	50,301

Denmark - 0.9%

Coloplast A/S, Class B	2,873	487,535
Novo Nordisk A/S, Class B	25,645	1,698,593
Novozymes A/S, Class B#	1,639	96,984
Pandora A/S	2,773	202,541
Tryg A/S	1,765	54,187

		2,539,840

Egypt - 0.0%

Commercial International Bank Egypt SAE	18,531	78,450
Eastern Co. SAE	22,992	18,277
ElSwedy Electric Co.	15,950	7,427

		104,154

Finland - 0.2%

Elisa Oyj	2,656	156,227
Kone Oyj, Class B	2,763	236,873
Orion Oyj, Class B	1,957	91,827
UPM-Kymmene Oyj	4,071	123,445

		608,372

France - 0.3%

BioMerieux	313	47,437

Hermes International	562	482,475
Peugeot SA†	11,127	190,811
Publicis Groupe SA†	1,743	61,090
Sartorius Stedim Biotech	213	76,204

		858,017

Germany - 0.1%

Fuchs Petrolub SE (Preference Shares)	563	26,619
HOCHTIEF AG	221	19,595
Porsche Automobil Holding SE (Preference Shares)†	2,612	159,904

		206,118

Greece - 0.0%

Hellenic Telecommunications Organization SA	1,808	29,559
JUMBO SA	1,623	28,181
Motor Oil Hellas Corinth Refineries SA	1,022	14,330
OPAP SA	2,383	21,840

		93,910

Hong Kong - 0.6%

Beijing Enterprises Holdings, Ltd.	4,000	12,722
China Merchants Port Holdings Co., Ltd.	14,000	16,023
China Mobile, Ltd.	112,500	786,028
China Taiping Insurance Holdings Co., Ltd.	12,800	20,347
CNOOC, Ltd.	258,000	293,613
Far East Horizon, Ltd.	16,000	14,162
Galaxy Entertainment Group, Ltd.	33,000	259,948
Guangdong Investment, Ltd.	46,000	71,817
Power Assets Holdings, Ltd.	20,500	117,442
Shanghai Industrial Holdings, Ltd.	3,000	4,506
Sino Land Co., Ltd.	42,000	48,936
Sino-Ocean Group Holdings, Ltd.	49,000	11,317
Sinotruk Hong Kong, Ltd.	7,000	18,200
Wharf Holdings, Ltd.	12,000	23,411
Yuexiu Property Co., Ltd.	88,000	16,805

		1,715,277

India - 1.1%

Asian Paints, Ltd.	3,242	83,462
Bajaj Auto, Ltd.	1,408	56,605
Bharat Petroleum Corp., Ltd.	11,387	62,769
Bharti Infratel, Ltd.	6,641	17,873
Britannia Industries, Ltd.	904	45,699
Coal India, Ltd.	28,559	52,088
Colgate-Palmolive India, Ltd.	1,040	19,249
Dabur India, Ltd.	8,756	56,153
Eicher Motors, Ltd.	2,200	62,825
GAIL India, Ltd.	26,568	34,434
HCL Technologies, Ltd.	18,273	170,957
HDFC Asset Management Co., Ltd.*	732	23,967
Hero MotoCorp, Ltd.	1,498	61,029
Hindustan Petroleum Corp., Ltd.	12,932	35,261
Hindustan Unilever, Ltd.	16,168	463,465
Indian Oil Corp., Ltd.	33,235	38,627
Indraprastha Gas, Ltd.†	1,673	8,937
Infosys, Ltd.	61,561	769,183
ITC, Ltd.	59,335	153,884
Jubilant Foodworks, Ltd.	553	15,732
Marico, Ltd.	7,849	39,268
Nestle India, Ltd.	476	103,435
Oil & Natural Gas Corp., Ltd.	43,805	48,710
Page Industries, Ltd.	85	21,891
Petronet LNG, Ltd.	9,878	32,140
Pidilite Industries, Ltd.	1,956	37,229
REC, Ltd.	10,993	15,905
Tata Consultancy Services, Ltd.	18,224	556,060
Tech Mahindra, Ltd.	7,473	75,129

		3,161,966

Indonesia - 0.2%

Adaro Energy Tbk PT	264,500	19,707
Charoen Pokphand Indonesia Tbk PT	96,700	41,834
Gudang Garam Tbk PT†	7,900	25,768
Hanjaya Mandala Sampoerna Tbk PT	213,100	24,145
Indofood CBP Sukses Makmur Tbk PT	37,300	26,190
Indofood Sukses Makmur Tbk PT	33,600	17,593
Kalbe Farma Tbk PT	230,400	24,998
Telekomunikasi Indonesia Persero Tbk PT	898,200	176,402
Unilever Indonesia Tbk PT	166,300	93,928
United Tractors Tbk PT	32,800	51,804

		502,369

Ireland - 0.8%

Accenture PLC, Class A	8,700	2,087,391
Jazz Pharmaceuticals PLC†	600	80,634
Seagate Technology PLC	5,800	278,342

		2,446,367

Israel - 0.1%

Azrieli Group, Ltd.	560	30,217
Check Point Software Technologies, Ltd.†	2,082	262,873
ICL Group, Ltd.	10,780	40,138

		333,228

Italy - 0.5%

DiaSorin SpA	268	48,452
Enel SpA	109,732	993,770
Infrastrutture Wireless Italiane SpA*	1,821	17,743
Moncler SpA†	3,413	132,166
Recordati SpA	1,685	91,833
Snam SpA	27,497	140,770
Telecom Italia SpA	45,119	21,311

		1,446,045

Japan - 3.5%

ABC-Mart, Inc.#	500	26,342
Advantest Corp.	2,700	129,245
Aeon Mall Co., Ltd.#	900	11,922
Astellas Pharma, Inc.	33,600	528,038
Bandai Namco Holdings, Inc.	3,500	217,670
Bridgestone Corp.	10,000	317,330

Chugai Pharmaceutical Co., Ltd.	6,600	294,185
Daito Trust Construction Co., Ltd.	1,400	124,264
Daiwa House Industry Co., Ltd.	8,900	238,686
Hitachi, Ltd.	7,400	246,632
Hoya Corp.	7,000	688,335
Hulic Co., Ltd.	3,200	29,186
Iida Group Holdings Co., Ltd.	2,400	46,906
ITOCHU Corp.#	25,200	647,993
Japan Airlines Co., Ltd.#	2,200	43,911
Japan Post Bank Co., Ltd.#	6,300	50,738
Japan Tobacco, Inc.	22,400	419,280
Kakaku.com, Inc.	2,900	77,405
Kao Corp.	7,300	556,141
KDDI Corp.	36,000	1,046,197
Marubeni Corp.#	25,300	152,782
Mitsubishi Gas Chemical Co., Inc.	2,500	44,706
MonotaRO Co., Ltd.#	1,000	39,560
MS&AD Insurance Group Holdings, Inc.	3,500	97,186
Nexon Co., Ltd.	7,600	178,169
Nintendo Co., Ltd.	700	374,999
Nippon Telegraph & Telephone Corp.	25,300	576,037
Nitori Holdings Co., Ltd.	400	83,765
NTT DOCOMO, Inc.	28,200	787,837
Obayashi Corp.	7,800	76,369
OBIC Co., Ltd.	400	70,963
Oracle Corp. Japan	700	82,217
Sekisui House, Ltd.	10,300	203,831
Shionogi & Co., Ltd.	4,700	261,059
Showa Denko KK	1,700	33,177
Softbank Corp.#	25,600	336,572
Subaru Corp.	10,500	218,347
Sundrug Co., Ltd.	500	18,623
Tokyo Electron, Ltd.	2,600	666,478
Tosoh Corp.	5,000	74,352
Tsuruha Holdings, Inc.	200	26,738
USS Co., Ltd.	1,500	25,365
Welcia Holdings Co., Ltd.	800	34,254
Yamaha Motor Co., Ltd.	2,100	33,131
ZOZO, Inc.	2,400	67,616

		10,304,539

Jersey - 0.2%

Ferguson PLC	2,502	246,694
Polymetal International PLC	10,846	293,610

		540,304

Liberia - 0.0%

Royal Caribbean Cruises, Ltd.	1,289	88,735

Malaysia - 0.2%

Carlsberg Brewery Malaysia Bhd	1,400	7,334
DiGi.Com Bhd	64,300	60,951
Fraser & Neave Holdings Bhd	2,100	15,487
Hartalega Holdings Bhd	27,900	111,112
Nestle Malaysia Bhd	1,500	50,146
Petronas Chemicals Group Bhd	40,800	53,449
Petronas Dagangan Bhd	2,500	12,357
Petronas Gas Bhd	12,100	47,910
Top Glove Corp. Bhd	11,800	74,743
Westports Holdings Bhd	15,300	13,430

		446,919

Mexico - 0.1%

Fibra Uno Administracion SA de CV	53,600	41,936
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,300	48,996
Grupo Mexico SAB de CV, Class B	24,600	65,654
Kimberly-Clark de Mexico SAB de CV, Class A	28,800	45,947
Megacable Holdings SA de CV	4,800	13,863
Wal-Mart de Mexico SAB de CV	93,100	222,943

		439,339

Netherlands - 0.9%

Ferrari NV	1,655	322,319
Koninklijke Ahold Delhaize NV	18,648	561,236
Koninklijke Vopak NV	549	30,150
LyondellBasell Industries NV, Class A	5,851	383,123
NN Group NV	2,438	91,791
Unilever NV	23,513	1,361,154

		2,749,773

New Zealand - 0.2%

a2 Milk Co., Ltd.†	5,992	75,033
Fisher & Paykel Healthcare Corp., Ltd.	11,765	292,033
Spark New Zealand, Ltd.	40,731	132,518

		499,584

Norway - 0.2%

Mowi ASA	8,004	156,540
Orkla ASA	9,870	100,466
Telenor ASA	12,071	196,354

		453,360

Philippines - 0.0%

Globe Telecom, Inc.	620	26,717
Manila Electric Co.	4,100	22,761
Metro Pacific Investments Corp.	113,000	7,800
PLDT, Inc.	680	20,612

		77,890

Poland - 0.0%

PGE Polska Grupa Energetyczna SA†	6,030	9,886
Polski Koncern Naftowy Orlen SA	2,539	34,911

		44,797

Portugal - 0.0%

Jeronimo Martins SGPS SA	3,820	62,704

Russia - 1.0%

Alrosa PJSC	196,860	175,751
Inter RAO UES PJSC	1,890,000	132,081
Magnitogorsk Iron & Steel Works PJSC	123,200	62,737
MMC Norilsk Nickel PJSC	2,718	707,236

Mobile TeleSystems PJSC ADR	36,600	341,112
Moscow Exchange MICEX-RTS PJSC	49,680	91,785
Novolipetsk Steel PJSC	119,620	250,698
PhosAgro PJSC GDR	7,085	84,453
Polyus PJSC	1,425	347,196
Severstal PAO	17,902	224,861
Tatneft PJSC	67,710	500,198

		2,918,108

Singapore - 0.2%

Mapletree Commercial Trust	23,800	33,586
Singapore Exchange, Ltd.	21,900	138,590
Singapore Telecommunications, Ltd.	143,800	243,093
Venture Corp., Ltd.	4,300	62,736
Yangzijiang Shipbuilding Holdings, Ltd.	51,200	34,433

		512,438

South Africa - 0.2%

AngloGold Ashanti, Ltd.	4,783	139,574
Clicks Group, Ltd.	4,334	58,805
Exxaro Resources, Ltd.	5,626	45,529
Kumba Iron Ore, Ltd.	1,624	50,872
Mr. Price Group, Ltd.	5,426	37,093
Nedbank Group, Ltd.	2,925	16,563
Pick n Pay Stores, Ltd.	3,058	7,528
Tiger Brands, Ltd.	2,666	27,119
Vodacom Group, Ltd.	12,661	95,507

		478,590

South Korea - 1.0%

BGF retail Co., Ltd.	106	11,377
BNK Financial Group, Inc.	4,912	21,006
Coway Co, Ltd.	954	64,087
Daelim Industrial Co., Ltd.	415	30,359
Hana Financial Group, Inc.	5,657	134,294
Hankook Tire & Technology Co., Ltd.	1,128	28,012
Hyundai Marine & Fire Insurance Co., Ltd.	1,019	18,958
Industrial Bank of Korea	5,096	34,706
KB Financial Group, Inc.	7,069	219,288
Korea Zinc Co., Ltd.	130	43,611
KT&G Corp.	2,110	147,606
Kumho Petrochemical Co., Ltd.	284	24,027
LG Household & Health Care, Ltd. (Preference Shares)	34	20,064
NCSoft Corp.	235	163,208
PearlAbyss Corp.†	90	13,789
S-1 Corp.	280	20,554
Samsung Card Co., Ltd.	423	10,238
Samsung Electronics Co., Ltd.	34,918	1,587,315
Samsung Electronics Co., Ltd. (Preference Shares)	6,472	258,793
Shinhan Financial Group Co., Ltd.	6,745	168,355
Woori Financial Group, Inc.	7,196	51,249

		3,070,896

Spain - 0.9%

Banco Santander SA†	132,984	295,620
Bankinter SA#	5,322	28,624
Enagas SA	3,714	90,814
Endesa SA	5,709	158,262
Iberdrola SA	79,292	998,274
Industria de Diseno Textil SA	20,750	583,145
Red Electrica Corp. SA	6,880	131,569
Repsol SA	25,656	202,743
Telefonica SA	39,708	156,894

		2,645,945

SupraNational - 0.0%

HKT Trust & HKT, Ltd.	64,000	91,497
Unibail-Rodamco-Westfield#	1,150	53,741

		145,238

Sweden - 0.3%

Boliden AB	4,651	138,673
Epiroc AB, Class B	3,019	43,401
Evolution Gaming Group AB*	1,433	107,320
Hennes & Mauritz AB, Class B	14,410	229,732
ICA Gruppen AB	1,098	53,848
Svenska Cellulosa AB SCA, Class B†	4,492	57,878
Swedish Match AB	1,362	103,389

		734,241

Switzerland - 2.3%

EMS-Chemie Holding AG#	161	145,068
Garmin, Ltd.	2,380	246,592
Geberit AG	577	332,304
Logitech International SA	1,323	97,796
Nestle SA	15,181	1,823,164
Novartis AG	16,283	1,405,748
Partners Group Holding AG	401	407,144
Roche Holding AG	4,781	1,669,740
Swiss Prime Site AG	590	53,097
Swisscom AG	447	247,248
TE Connectivity, Ltd.	4,760	459,816

		6,887,717

Taiwan - 1.3%

Accton Technology Corp.	7,000	55,825
Advantech Co., Ltd.	5,499	56,880
Asia Cement Corp.	19,000	27,521
Asustek Computer, Inc.	5,000	41,409
Catcher Technology Co., Ltd.	9,000	61,500
Chicony Electronics Co., Ltd.	9,000	27,146
China Development Financial Holding Corp.	186,000	54,136
Chunghwa Telecom Co., Ltd.	64,000	236,661
Eclat Textile Co., Ltd.	1,000	13,207
Far EasTone Telecommunications Co., Ltd.	27,000	56,408
Feng TAY Enterprise Co., Ltd.	7,200	41,838
Formosa Chemicals & Fibre Corp.	52,000	120,158
Formosa Taffeta Co., Ltd.	11,000	11,866
Globalwafers Co., Ltd.	3,000	40,284
Lite-On Technology Corp.	37,000	58,511
Micro-Star International Co., Ltd.	4,000	18,472
Nanya Technology Corp.	22,000	38,914

Nien Made Enterprise Co., Ltd.	3,000	34,559
Novatek Microelectronics Corp.	10,000	81,795
Powertech Technology, Inc.	13,000	38,280
Ruentex Development Co., Ltd.	6,000	8,834
Standard Foods Corp.	5,000	10,855
Synnex Technology International Corp.	9,000	13,404
Taiwan Cement Corp.	64,050	93,647
Taiwan Mobile Co., Ltd.	29,000	100,319
Taiwan Semiconductor Manufacturing Co., Ltd.	170,914	2,484,359
Vanguard International Semiconductor Corp.	16,000	50,986
Walsin Technology Corp.	5,000	27,265
WPG Holdings, Ltd.	22,000	30,816

		3,935,855

Thailand - 0.2%

Advanced Info Service PCL	23,000	135,240
Airports of Thailand PCL	68,100	122,535
Bumrungrad Hospital PCL	6,900	24,498
Home Product Center PCL	85,500	40,934
Intouch Holdings PCL	36,400	63,742
PTT Exploration & Production PCL	20,300	58,051
Siam Cement PCL	11,100	126,256

		571,256

Turkey - 0.1%

Aselsan Elektronik Sanayi Ve Ticaret AS	5,398	11,942
BIM Birlesik Magazalar AS	8,183	75,632
Eregli Demir ve Celik Fabrikalari TAS	31,381	37,276
Ford Otomotiv Sanayi AS	1,610	18,532
Haci Omer Sabanci Holding AS	15,935	16,779
Turkcell Iletisim Hizmetleri AS	19,691	38,411
Turkiye Is Bankasi, Class C†	26,834	17,948

		216,520

United Arab Emirates - 0.1%

Aldar Properties PJSC	61,907	34,213
Dubai Islamic Bank PJSC	29,313	32,719
Emirates Telecommunications Group Co. PJSC	30,454	137,299

		204,231

United Kingdom - 4.2%

Admiral Group PLC	4,647	163,728
Anglo American PLC	19,851	486,296
Auto Trader Group PLC*	16,620	125,125
Barratt Developments PLC	22,138	156,842
Berkeley Group Holdings PLC	2,388	145,458
BHP Group PLC	37,700	849,126
British American Tobacco PLC	30,631	1,043,150
British Land Co. PLC	16,243	79,944
BT Group PLC	182,069	254,698
Burberry Group PLC	7,532	146,384
Croda International PLC	1,025	80,691
Direct Line Insurance Group PLC	23,926	94,941
Evraz PLC	11,551	50,059
GlaxoSmithKline PLC	82,396	1,621,421
Hargreaves Lansdown PLC	6,722	145,253
Hikma Pharmaceuticals PLC	1,222	38,730
Imperial Brands PLC	22,039	370,913
Intertek Group PLC	2,756	216,477
ITV PLC	81,197	65,906
J Sainsbury PLC	14,280	35,085
Kingfisher PLC	33,111	120,454
Land Securities Group PLC#	10,838	83,753
M&G PLC	41,385	95,706
Mondi PLC	8,283	161,766
Next PLC	2,933	236,731
Persimmon PLC	7,124	249,304
Prudential PLC	20,457	338,000
RELX PLC	37,023	842,576
Rio Tinto PLC	24,162	1,481,755
Royal Dutch Shell PLC, Class A	58,428	864,451
Smith & Nephew PLC	10,325	209,997
Taylor Wimpey PLC	73,868	120,864
Unilever PLC	20,042	1,199,316
WM Morrison Supermarkets PLC	18,317	47,085

		12,221,985

United States - 35.1%

3M Co.	4,363	711,256
A.O. Smith Corp.	892	43,681
AbbVie, Inc.	18,447	1,766,669
ABIOMED, Inc.†	199	61,216
Adobe, Inc.†	4,067	2,087,957
Air Products & Chemicals, Inc.	3,174	927,633
Alexion Pharmaceuticals, Inc.†	1,884	215,190
Alphabet, Inc., Class A†	496	808,247
Alphabet, Inc., Class C†	496	810,553
Altria Group, Inc.	42,051	1,839,311
American Tower Corp.	6,645	1,655,602
Amgen, Inc.	7,340	1,859,369
Apollo Global Management, Inc.	1,190	55,775
Apple, Inc.	21,424	2,764,553
Applied Materials, Inc.	16,364	1,008,022
Arista Networks, Inc.†	397	88,710
AT&T, Inc.	57,622	1,717,712
Best Buy Co., Inc.	4,264	472,920
Biogen, Inc.†	4,067	1,169,832
Booking Holdings, Inc.†	496	947,583
BorgWarner, Inc.	2,776	112,678
Bristol-Myers Squibb Co.	26,579	1,653,214
Broadridge Financial Solutions, Inc.	1,785	245,259
C.H. Robinson Worldwide, Inc.	2,281	224,222
Cabot Oil & Gas Corp.	6,744	127,934
Cadence Design Systems, Inc.†	4,165	461,940
Campbell Soup Co.	2,975	156,515
Cardinal Health, Inc.	2,776	140,910
Carrier Global Corp.	7,934	236,830
Celanese Corp.	1,686	170,539
Cerner Corp.	2,380	174,621
Church & Dwight Co., Inc.	3,273	313,652
Cisco Systems, Inc.	37,390	1,578,606
Citrix Systems, Inc.	2,082	302,306
Clorox Co.	2,678	598,533

Cognizant Technology Solutions Corp., Class A	8,628	576,868
Colgate-Palmolive Co.	7,537	597,383
Copart, Inc.†	3,669	379,081
Cummins, Inc.	2,678	555,015
D.R. Horton, Inc.	4,760	339,721
Dollar General Corp.	4,264	860,816
Domino’s Pizza, Inc.	199	81,383
eBay, Inc.	6,545	358,535
Electronic Arts, Inc.†	2,281	318,131
Eli Lilly & Co.	10,612	1,574,715
Equity LifeStyle Properties, Inc.	2,380	157,770
Erie Indemnity Co., Class A	397	84,736
Estee Lauder Cos., Inc., Class A	3,670	813,712
Expeditors International of Washington, Inc.	2,876	254,210
Extra Space Storage, Inc.	1,785	190,192
F5 Networks, Inc.†	1,090	144,240
Facebook, Inc., Class A†	7,736	2,268,195
FactSet Research Systems, Inc.	596	208,838
Fastenal Co.	10,810	528,177
Fox Corp., Class A	4,958	138,130
Fox Corp., Class B	2,380	66,164
General Mills, Inc.	10,413	665,911
Gilead Sciences, Inc.	23,058	1,539,121
Hershey Co.	3,074	456,919
HollyFrontier Corp.	2,479	59,174
Hormel Foods Corp.#	5,553	283,092
Host Hotels & Resorts, Inc.	5,851	65,707
HP, Inc.	11,703	228,794
IDEXX Laboratories, Inc.†	992	387,931
Illinois Tool Works, Inc.	4,860	960,093
Ingredion, Inc.	1,090	87,680
Intel Corp.	27,670	1,409,786
International Business Machines Corp.	13,884	1,712,036
Intuit, Inc.	4,959	1,712,789
J.M. Smucker Co.	892	107,201
Jack Henry & Associates, Inc.	1,190	196,850
JB Hunt Transport Services, Inc.	1,388	195,070
Johnson & Johnson	11,207	1,719,266
Kellogg Co.	3,768	267,189
Kimberly-Clark Corp.	5,653	891,817
KLA Corp.	2,678	549,365
Kroger Co.	13,190	470,619
Lam Research Corp.	2,480	834,123
Lamb Weston Holdings, Inc.	1,785	112,187
Lockheed Martin Corp.	4,464	1,742,121
Lowe’s Cos., Inc.	12,496	2,057,966
Lululemon Athletica, Inc.†	1,885	708,138
MarketAxess Holdings, Inc.	496	241,026
Masimo Corp.†	298	66,752
Mastercard, Inc., Class A	5,753	2,060,667
Match Group, Inc.†	717	80,075
Maxim Integrated Products, Inc.	4,958	339,326
Merck & Co., Inc.	21,521	1,835,096
Mettler-Toledo International, Inc.†	298	289,292
Microsoft Corp.	9,026	2,035,634
Monster Beverage Corp.†	6,049	507,269
Moody’s Corp.	2,777	818,215
NetApp, Inc.	3,867	183,257
NIKE, Inc., Class B	18,248	2,041,769
Nucor Corp.	4,264	193,841
NVIDIA Corp.	4,761	2,547,040
NVR, Inc.†	59	245,932
O’Reilly Automotive, Inc.†	1,290	600,663
Old Dominion Freight Line, Inc.	1,636	330,766
Omnicom Group, Inc.#	3,570	193,101
Oracle Corp.	18,149	1,038,486
PACCAR, Inc.	5,157	442,677
Packaging Corp. of America	1,388	140,521
Paychex, Inc.	5,355	409,497
PepsiCo, Inc.	12,595	1,764,056
Pfizer, Inc.	44,233	1,671,565
Philip Morris International, Inc.	24,397	1,946,637
PPL Corp.	9,521	263,065
Procter & Gamble Co.	14,777	2,044,102
Progressive Corp.	4,859	461,799
Public Storage	3,472	737,453
PulteGroup, Inc.	4,264	190,132
QUALCOMM, Inc.	10,612	1,263,889
Ralph Lauren Corp.	694	47,768
Regeneron Pharmaceuticals, Inc.†	1,389	861,083
Robert Half International, Inc.	2,281	121,349
Rockwell Automation, Inc.	1,786	411,727
Rollins, Inc.	2,380	131,233
Ross Stores, Inc.	6,843	623,260
S&P Global, Inc.	4,761	1,744,526
SEI Investments Co.	892	46,705
Simon Property Group, Inc.	6,347	430,644
Skyworks Solutions, Inc.	3,570	517,114
Snap-on, Inc.	892	132,257
Steel Dynamics, Inc.	3,173	93,667
T. Rowe Price Group, Inc.	2,975	414,150
Take-Two Interactive Software, Inc.†	793	135,754
Target Corp.	9,124	1,379,640
TD Ameritrade Holding Corp.	2,181	83,707
Teradyne, Inc.	1,190	101,114
Texas Instruments, Inc.	14,777	2,100,551
Tractor Supply Co.	1,983	295,130
Tyson Foods, Inc., Class A	4,859	305,145
United Parcel Service, Inc., Class B	12,000	1,963,440
Veeva Systems, Inc., Class A†	1,091	307,957
Verizon Communications, Inc.	30,646	1,816,388
Vertex Pharmaceuticals, Inc.†	2,182	609,040
VF Corp.	5,157	339,073
ViacomCBS, Inc., Class B	7,934	220,962
Walgreens Boots Alliance, Inc.	12,794	486,428
Walmart, Inc.	11,008	1,528,461
West Pharmaceutical Services, Inc.	496	140,844
Western Union Co.	5,058	119,318
Whirlpool Corp.	397	70,555
WW Grainger, Inc.	695	253,974
Xilinx, Inc.	3,570	371,851
Zoom Video Communications, Inc., Class A†	695	225,944

		102,840,866

Total Common Stocks
(cost $176,504,999)		188,192,650

FOREIGN GOVERNMENT OBLIGATIONS - 19.3%
Argentina - 0.7%

Republic of Argentina Bonds 1.20% due 03/18/2022(1)(3)	ARS	64,631,189	603,665
Republic of Argentina Bonds 1.40% due 03/25/2023(1)(3)	ARS	37,208,148	328,180
Republic of Argentina Bonds 1.50% due 03/25/2024(1)(3)	ARS	37,208,149	313,628
Republic of Argentina Bonds 15.50% due 10/17/2026(1)	ARS	79,847,000	287,019
Republic of Argentina Bonds 16.00% due 10/17/2023(1)	ARS	43,574,000	218,269
Republic of Argentina Notes 18.20% due 10/03/2021(1)	ARS	40,723,000	300,560
Republic of Argentina FRS Bonds 31.64% (BADLARPP+2.00%) due 04/03/2022(1)	ARS	2,800,000	23,997

			2,075,318

Brazil - 2.0%

Federative Republic of Brazil Bills zero coupon due 10/01/2020	BRL	15,230,000	2,775,533
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,820,000	1,937,434
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	5,356,000	1,018,594

			5,731,561

Colombia - 0.7%

Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	17,263
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	692,496
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	2,400,700,000	736,341
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	90,221
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	414,450

			1,950,771

Ghana - 0.6%

Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	245,120
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	680,722
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	240,864
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	665,686
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	9,120
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	8,959
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	9,176

			1,859,647

India - 1.2%

Republic of India Bonds 6.79% due 05/15/2027	INR	118,010,000	1,656,942
Republic of India Bonds 6.84% due 12/19/2022	INR	40,000,000	570,573
Republic of India Bonds 7.16% due 05/20/2023	INR	96,000,000	1,385,449

			3,612,964

Indonesia - 2.0%

Republic of Indonesia Bonds 5.63% due 05/15/2023	IDR	87,000,000	6,087
Republic of Indonesia Bonds 7.00% due 05/15/2022	IDR	294,000,000	21,033
Republic of Indonesia Bonds 8.25% due 07/15/2021	IDR	4,525,000,000	322,413
Republic of Indonesia Bonds 8.38% due 03/15/2024	IDR	42,198,000,000	3,177,636
Republic of Indonesia Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,773

Republic of Indonesia Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	926,479
Republic of Indonesia Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	519,872
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	852,241

			5,834,534

Japan - 0.2%

Government of Japan Bills (0.23)% due 09/23/2020	JPY	70,000,000	660,943

Mexico - 4.0%

United Mexican States Bonds 2.50% due 12/10/2020(3)	MXN	2,727,581	125,557
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	971,716
United Mexican States Bonds 6.50% due 06/09/2022	MXN	78,664,000	3,713,910
United Mexican States Senior Notes 6.75% due 03/09/2023	MXN	10,255,000	491,042
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	89,440,000	4,223,937
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	38,822,000	1,945,802
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	371,889

			11,843,853

Norway - 2.1%

Kingdom of Norway Bonds 1.50% due 02/19/2026*	NOK	2,523,000	303,573
Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	4,250,000	515,019
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	14,941,000	1,789,014
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	12,599,000	1,575,073
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	15,973,000	1,877,843

			6,060,522

South Korea - 5.8%

Republic of South Korea Senior Notes 1.18% due 08/02/2021	KRW	176,000,000	148,769
Republic of South Korea Bonds 1.38% due 09/10/2021	KRW	1,470,700,000	1,246,705
Republic of South Korea Bonds 1.38% due 09/10/2024	KRW	2,374,500,000	2,014,474
Republic of South Korea Bonds 1.38% due 12/10/2029	KRW	9,776,590,000	8,124,499
Republic of South Korea Bonds 1.88% due 03/10/2022	KRW	257,000,000	219,875
Republic of South Korea Bonds 1.88% due 03/10/2024	KRW	2,889,000,000	2,497,833
Republic of South Korea Bonds 2.00% due 12/10/2021	KRW	321,000,000	274,521
Republic of South Korea Bonds 2.25% due 09/10/2023	KRW	742,000,000	647,736
Republic of South Korea Bonds 3.00% due 09/10/2024	KRW	579,100,000	522,346
Republic of South Korea Bonds 4.25% due 06/10/2021	KRW	1,400,000,000	1,211,199

			16,907,957

Total Foreign Government Obligations
(cost $70,009,471)			56,538,070

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Notes

1.63% due 10/31/2026		1,210,000	1,300,183
2.13% due 05/31/2026		550,000	605,365

Total U.S. Government Treasuries
(cost $1,834,903)			1,905,548

Total Long-Term Investment Securities
(cost $248,349,373)			246,636,268

SHORT-TERM INVESTMENT SECURITIES - 15.1%
Foreign Government Obligations - 9.8%

Republic of Argentina(6) due 12/04/2020(1)(3)	ARS	14,297,600	131,222
due 04/17/2021(1)(3)	ARS	13,814,000	127,301

			258,523

Government of Japan
(0.10)% due 11/09/2020	JPY	161,700,000	1,527,009
(0.11)% due 10/05/2020	JPY	303,900,000	2,869,510
(0.12)% due 02/25/2021	JPY	13,400,000	126,602
(0.13)% due 02/10/2021	JPY	655,950,000	6,196,937
(0.14)% due 09/07/2020	JPY	678,900,000	6,409,980
(0.19)% due 11/10/2020	JPY	155,800,000	1,471,300
(0.19)% due 01/12/2021	JPY	91,800,000	867,147
(0.22)% due 10/12/2020	JPY	77,000,000	727,072
(0.22)% due 11/25/2020	JPY	655,000,000	6,185,924
(0.27)% due 09/10/2020	JPY	74,800,000	706,245

			27,087,726

Kingdom of Norway 1.15%-1.16% due 09/16/2020*	NOK	1,374,000	157,278

United Mexican States 4.38%-4.48% due 02/25/2021	MXN	39,068,000	174,663
4.42% due 03/25/2021	MXN	22,262,000	99,193
4.44% due 12/17/2020	MXN	30,110,000	135,783
4.59% due 11/05/2020	MXN	25,025,000	113,434
5.36% due 10/22/2020	MXN	50,563,000	229,588
5.46% due 09/24/2020	MXN	90,291,000	411,398

			1,164,059

			28,667,586

Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(4)(5)		342,013	342,013

U.S. Government Agencies - 5.2%

Federal Home Loan Bank 0.01% due 09/01/2020		15,230,000	15,230,000

Total Short-Term Investment Securities
(cost $43,773,700)			44,239,599

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $103,000 collateralized by $105,200 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2023 and having an approximate value of $105,126		103,000	103,000

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $1,954,000 collateralized by $1,853,300 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2026 and having an approximate value of $1,993,100		1,954,000	1,954,000

Total Repurchase Agreements
(cost $2,057,000)			2,057,000

TOTAL INVESTMENTS
(cost $294,180,073)		99.9%	292,932,867
Other assets less liabilities		0.1	435,409

NET ASSETS		100.0%	$293,368,276

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $6,895,896 representing 2.4% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Principal Amount		Acquistion Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Republic of Argentina
1.20% due 03/18/2022	03/19/2020 - 04/24/2020	ARS	64,631,189	$1,073,868	$603,665	$0.01	0.21%
Republic of Argentina
1.40% due 03/25/2023	03/26/2020 - 04/24/2020	ARS	37,208,148	684,556	328,180	0.01	0.11
Republic of Argentina
1.50% due 03/25/2024	03/26/2020 - 04/24/2020	ARS	37,208,149	684,556	313,628	0.01	0.11
Republic of Argentina
15.50% due 10/17/2026	10/17/2016 - 05/17/2018	ARS	79,847,000	4,460,922	287,019	0.00	0.10
Republic of Argentina
16.00% due 10/17/2023	10/17/2016 - 05/17/2018	ARS	43,574,000	2,079,973	218,269	0.01	0.07
Republic of Argentina
18.20% due 10/03/2021	10/03/2016 - 08/01/2018	ARS	40,723,000	2,672,053	300,560	0.01	0.10
Republic of Argentina
31.64% (BADLARPP+2.00%) due 04/03/2022	04/03/2017	ARS	2,800,000	186,226	23,997	0.01	0.01
Republic of Argentina
discount note due 12/04/2020	04/03/2020	ARS	14,297,600	161,012	131,222	0.01	0.04
Republic of Argentina
discount note due 04/17/2021	05/07/2020	ARS	13,814,000	126,492	127,301	0.01	0.04

					$2,333,841		0.79%

(2)	Denominated in United States Dollars unless otherwise indicated.
(3)	Principal amount adjusted for inflation
(4)	The rate shown is the 7-day yield as of August 31, 2020.
(5)

At August 31, 2020, the Fund had loaned securities with a total value of $2,643,705. This was secured by collateral of $342,013, which was received in cash and subsequently invested in short-term investments currently valued at $342,013 as reported in the Portfolio of Investments. Additional collateral of $2,482,975 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$145,486
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	269,940
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	12,388
United States Treasury Bills	0.00%	11/27/2020 to 07/15/2021	181,905
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2020 to 11/15/2049	1,873,256

(6)	The security was issued on a discount basis with no stated coupon rate.

ADR - American Depositary Receipt

ARS - Argentine Peso

BRL - Brazilian Real

COP - Colombian Peso

GDR - Global Depositary Receipt

GHS - Ghanaian Cedi

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

FRS - Floating Rate Security

The rates shown on the FRS are the current interest rates at August 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

BADLARPP – Argentina Deposit Rates Badlar 30-35 days

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	584,552	USD	661,596	10/16/2020	$—	$(36,656)
	EUR	36,820	USD	40,090	10/30/2020	—	(3,905)
	EUR	431,144	USD	510,034	11/30/2020	—	(5,450)

						—	(46,011)

BNP Paribas SA	EUR	118,000	USD	140,041	02/26/2021	—	(1,346)

Citibank N.A.	AUD	5,644,750	JPY	431,964,493	09/10/2020	—	(84,664)
	BRL	4,622,695	USD	849,040	09/02/2020	5,252	—
	BRL	1,762,475	USD	340,082	10/02/2020	18,682	—
	BRL	4,999,700	USD	912,191	11/04/2020	1,325	—
	BRL	4,622,695	USD	841,041	12/02/2020	—	(276)
	EUR	89,576	USD	101,060	10/15/2020	—	(5,937)
	EUR	900,000	USD	1,014,516	01/04/2021	—	(62,457)
	KRW	524,000,000	USD	434,044	09/22/2020	—	(7,065)
	KRW	1,051,000,000	USD	858,800	11/16/2020	—	(26,155)
	KRW	1,245,000,000	USD	1,015,001	11/23/2020	—	(33,336)
	KRW	889,209,609	USD	750,451	11/27/2020	1,690	—
	KRW	538,612,000	USD	449,218	01/19/2021	—	(4,443)
	KRW	1,049,895,196	USD	872,368	01/29/2021	—	(11,981)
	KRW	1,049,895,195	USD	885,950	02/26/2021	1,474	—
	MXN	12,274,000	USD	539,040	10/08/2020	—	(19,420)
	MXN	4,669,000	USD	226,250	10/09/2020	13,839	—
	MXN	15,565,000	USD	752,725	10/13/2020	44,955	—
	MXN	22,911,000	USD	1,111,979	10/15/2020	70,425	—
	MXN	20,978,000	USD	1,027,543	10/16/2020	73,979	—
	MXN	18,134,000	USD	715,136	10/27/2020	—	(108,057)
	MXN	30,327,000	USD	1,188,940	10/29/2020	—	(187,424)
	MXN	20,773,000	USD	922,433	03/11/2021	—	(5,621)
	USD	843,557	BRL	4,622,695	09/02/2020	231	—

						231,852	(556,836)

Deutsche Bank AG	EUR	694,626	SEK	7,146,766	09/14/2020	—	(2,798)
	EUR	408,037	SEK	4,280,150	09/15/2020	7,832	—
	EUR	1,020,413	SEK	10,720,200	09/16/2020	21,478	—
	EUR	60,000	USD	65,132	10/08/2020	—	(6,527)
	EUR	480,924	SEK	5,000,117	10/15/2020	3,890	—
	EUR	540,927	USD	610,176	10/15/2020	—	(35,952)
	EUR	133,000	USD	151,410	10/26/2020	—	(7,493)
	EUR	68,877	USD	74,611	10/27/2020	—	(7,682)
	EUR	154,729	USD	168,395	10/30/2020	—	(16,484)
	EUR	694,201	SEK	7,146,766	11/13/2020	—	(2,834)
	EUR	486,284	SEK	5,000,117	11/17/2020	—	(2,722)
	EUR	1,857,096	USD	2,201,123	11/27/2020	—	(19,122)
	EUR	693,955	SEK	7,146,768	12/14/2020	—	(2,824)
	EUR	480,683	SEK	5,000,117	12/15/2020	3,796	—
	JPY	256,287,860	USD	2,415,745	10/30/2020	—	(5,790)
	KRW	2,075,000,000	USD	1,680,706	11/27/2020	—	(66,552)
	KRW	920,000,000	USD	767,370	01/13/2021	—	(7,502)
	KRW	920,000,000	USD	768,139	02/04/2021	—	(6,821)
	USD	2,397,932	JPY	256,287,860	10/30/2020	23,603	—

						60,599	(191,103)

Goldman Sachs International	EUR	534,914	CHF	576,701	09/14/2020	—	(300)
	EUR	328,031	CHF	352,528	10/14/2020	—	(1,346)
	EUR	1,324,579	CHF	1,441,755	11/12/2020	15,139	—
	EUR	328,288	CHF	352,526	01/14/2021	—	(1,373)
	EUR	535,563	CHF	576,705	02/12/2021	—	(302)

						15,139	(3,321)

HSBC Bank PLC	AUD	1,307,504	JPY	98,043,187	09/11/2020	—	(38,613)
	AUD	1,725,000	JPY	116,873,925	09/14/2020	—	(168,703)
	AUD	3,040,000	JPY	224,320,080	09/16/2020	—	(123,974)
	AUD	880,000	JPY	64,184,560	09/17/2020	—	(42,965)
	AUD	1,307,496	JPY	97,827,504	10/13/2020	—	(40,330)
	BRL	2,763,195	USD	474,826	09/02/2020	—	(29,545)
	BRL	3,272,300	USD	613,825	10/02/2020	17,098	—
	BRL	3,633,916	USD	698,736	11/04/2020	36,694	—
	BRL	2,763,195	USD	502,244	12/02/2020	—	(649)
	EUR	1,065,913	JPY	128,483,041	09/25/2020	—	(59,211)
	EUR	517,579	USD	581,625	10/13/2020	—	(36,589)
	EUR	2,131,805	JPY	259,664,656	11/24/2020	—	(94,328)
	EUR	1,065,851	JPY	133,805,358	02/24/2021	—	(10,097)
	EUR	1,065,885	JPY	132,928,707	02/25/2021	—	(18,445)
	INR	51,400,000	USD	682,150	10/26/2020	—	(12,339)
	JPY	49,033,910	USD	457,806	09/09/2020	—	(5,181)
	JPY	232,440,560	USD	2,147,453	09/24/2020	—	(47,789)
	KRW	1,485,000,000	USD	1,216,017	10/20/2020	—	(34,201)
	KRW	250,870,413	USD	208,737	10/28/2020	—	(2,481)
	KRW	3,737,958,907	USD	3,130,881	10/29/2020	—	(16,268)
	KRW	3,173,000,000	USD	2,657,677	11/10/2020	—	(13,964)
	KRW	1,103,729,587	USD	915,730	01/19/2021	—	(13,917)
	MXN	80,900,000	USD	3,278,888	10/06/2020	—	(402,906)
	MXN	60,330,000	USD	2,891,129	10/07/2020	145,817	—
	USD	503,773	BRL	2,763,195	09/02/2020	598	—
	USD	461,883	JPY	49,033,910	09/09/2020	1,105	—
	USD	2,147,554	JPY	232,440,560	09/24/2020	47,687	—

						248,999	(1,212,495)

JPMorgan Chase Bank N.A	AUD	4,034,933	JPY	288,417,999	09/14/2020	—	(252,598)
	AUD	1,995,067	JPY	149,126,270	10/13/2020	—	(62,914)
	AUD	2,260,000	JPY	168,953,080	10/14/2020	—	(71,030)
	AUD	1,363,406	JPY	99,913,673	11/24/2020	—	(61,487)
	AUD	2,160,000	USD	1,551,452	11/27/2020	—	(42,027)
	AUD	4,773,844	JPY	363,682,405	02/22/2021	—	(78,816)
	BRL	6,347,779	USD	1,226,553	09/02/2020	67,882	—
	BRL	3,712,800	USD	711,878	10/02/2020	34,823	—
	BRL	6,347,779	USD	1,148,982	11/04/2020	—	(7,483)
	EUR	2,120,000	USD	2,372,460	09/04/2020	—	(157,545)
	EUR	493,708	NOK	5,358,700	09/16/2020	24,149	—
	EUR	1,040,271	NOK	11,353,925	09/30/2020	57,802	—
	EUR	499,041	NOK	5,358,700	10/16/2020	17,486	—
	JPY	165,190,428	AUD	2,160,000	09/14/2020	33,304	—
	JPY	33,441,948	USD	314,727	11/16/2020	—	(1,314)
	USD	1,151,420	BRL	6,347,779	09/02/2020	7,251	—
	USD	1,066,299	NOK	9,620,500	09/21/2020	35,151	—
	USD	312,068	JPY	33,441,948	11/16/2020	3,974	—

						281,822	(735,214)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	151,002	11/27/2020	—	(13,983)

Standard Chartered Bank	EUR	3,642,368	USD	4,095,515	09/08/2020	—	(251,636)
	INR	114,436,600	USD	1,490,720	09/03/2020	—	(63,831)
	INR	100,812,000	USD	1,336,630	10/26/2020	—	(25,487)
	INR	114,436,600	USD	1,550,737	12/02/2020	10,488	—
	USD	1,565,587	INR	114,436,600	09/03/2020	—	(11,036)
	USD	1,132,850	EUR	1,000,000	09/08/2020	60,646	—

						71,134	(351,990)

UBS AG	EUR	176,932	USD	199,156	09/08/2020	—	(12,011)
	EUR	409,477	CHF	440,716	09/10/2020	—	(1,074)
	EUR	226,932	USD	248,281	10/09/2020	—	(22,752)
	EUR	409,585	CHF	440,716	10/13/2020	—	(1,084)
	EUR	804,122	CHF	881,446	11/09/2020	16,029	—
	EUR	820,097	CHF	881,461	02/10/2021	—	(2,299)

						16,029	(39,220)

Unrealized Appreciation (Depreciation)						$925,574	$(3,151,519)

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro Currency

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

Industry Allocation*

Sovereign	19.2%
Foreign Government Obligations	9.8
Medical-Drugs	6.2
U.S. Government Agencies	5.2
Electronic Components-Semiconductors	3.0
Medical-Biomedical/Gene	2.7
Cosmetics & Toiletries	2.3
Telephone-Integrated	2.2
Tobacco	2.2
Computer Services	2.0
Semiconductor Components-Integrated Circuits	1.4
Applications Software	1.4
Cellular Telecom	1.4
Retail-Discount	1.3
Banks-Commercial	1.3
Real Estate Investment Trusts	1.2
Metal-Diversified	1.2
Semiconductor Equipment	1.1
Food-Misc./Diversified	1.0
Computers	1.0
Retail-Building Products	1.0
Commercial Services-Finance	1.0
Electric-Integrated	1.0
Food-Retail	0.9
Diversified Minerals	0.9
Transport-Services	0.9
Retail-Apparel/Shoe	0.9
Internet Content-Entertainment	0.9
Beverages-Non-alcoholic	0.8
Building-Residential/Commercial	0.8
Finance-Credit Card	0.7
Electronic Forms	0.7
Athletic Footwear	0.7
Repurchase Agreements	0.7
United States Treasury Notes	0.7
Oil Companies-Integrated	0.7
Telecom Services	0.7
Enterprise Software/Service	0.6
Aerospace/Defense	0.6
Web Portals/ISP	0.6
Networking Products	0.5
Diversified Manufacturing Operations	0.5
Consumer Products-Misc.	0.5
Gold Mining	0.5
Distribution/Wholesale	0.5
Metal-Iron	0.5
Medical Products	0.5
Transport-Rail	0.4
Apparel Manufacturers	0.4
Auto-Heavy Duty Trucks	0.4
Auto-Cars/Light Trucks	0.4
Commercial Services	0.4
Soap & Cleaning Preparation	0.4
E-Commerce/Services	0.3
Electronic Components-Misc.	0.3
Industrial Gases	0.3
Insurance-Property/Casualty	0.3
Entertainment Software	0.3
Data Processing/Management	0.3
Import/Export	0.3
Chemicals-Diversified	0.2
Insurance-Life/Health	0.2
Steel-Producers	0.2
Food-Meat Products	0.2
Retail-Auto Parts	0.2
Toys	0.2
Food-Confectionery	0.2
Precious Metals	0.2
Retail-Drug Store	0.2
Transport-Truck	0.2
Casino Hotels	0.2
Retail-Consumer Electronics	0.2
Computer Aided Design	0.2
Computers-Memory Devices	0.2
Electronic Connectors	0.2
Beverages-Wine/Spirits	0.2
Building Products-Cement	0.2
Real Estate Management/Services	0.2
Diversified Operations	0.2
Investment Management/Advisor Services	0.1
Real Estate Operations & Development	0.1
Oil Companies-Exploration & Production	0.1
E-Commerce/Products	0.1
Private Equity	0.1
Auto/Truck Parts & Equipment-Original	0.1
Diagnostic Kits	0.1
Diversified Financial Services	0.1
Industrial Automated/Robotic	0.1
Building & Construction Products-Misc.	0.1
Paper & Related Products	0.1
Diversified Banking Institutions	0.1
Rubber-Tires	0.1
Registered Investment Companies	0.1
Computer Software	0.1
Communications Software	0.1
Food-Dairy Products	0.1
Retail-Gardening Products	0.1
Respiratory Products	0.1
Instruments-Controls	0.1
Computers-Integrated Systems	0.1
Television	0.1
Finance-Other Services	0.1
Coal	0.1
Multimedia	0.1
Computer Data Security	0.1
Machinery-Electrical	0.1
Machinery-General Industrial	0.1
Building Products-Air & Heating	0.1
Retail-Hypermarkets	0.1
Electric-Generation	0.1
Diversified Operations/Commercial Services	0.1
Advertising Agencies	0.1
Retail-Jewelry	0.1
Petrochemicals	0.1
Diamonds/Precious Stones	0.1
Medical Information Systems	0.1
MRI/Medical Diagnostic Imaging	0.1
Investment Companies	0.1
Fisheries	0.1
Containers-Paper/Plastic	0.1
Central Bank	0.1
Internet Infrastructure Software	0.1
Medical-Wholesale Drug Distribution	0.1
Gas-Transportation	0.1
Brewery	0.1
Gambling (Non-Hotel)	0.1
Non-Hazardous Waste Disposal	0.1
Rubber/Plastic Products	0.1
Cable/Satellite TV	0.1
Coatings/Paint	0.1
Disposable Medical Products	0.1

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$174,936,229	$13,256,421	**	$—	$188,192,650
Foreign Government Obligations	—	56,538,070		—	56,538,070
U.S. Government Treasuries	—	1,905,548		—	1,905,548
Short-Term Investment Securities:
Registered Investment Companies	342,013	—		—	342,013
Other Short-Term Investments	—	43,897,586		—	43,897,586
Repurchase Agreements	—	2,057,000		—	2,057,000

Total Investments at Value	$175,278,242	$117,654,625		$—	$292,932,867

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$925,574		$—	$925,574

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$3,151,519		$—	$3,151,519

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 6.2%
Diversified Financial Services - 6.2%

AMSR Trust Series 2020-SFR3, Class A 1.36% due 09/17/2037*	$570,000	$571,001
BANK Series 2020-BN26, Class A4 2.40% due 03/15/2063(1)	500,000	535,074
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	283,234	277,091
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(1)	1,250,000	1,366,888
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.79% due 08/15/2045(1)(3)	753,402	17,596
COMM Mtg. Trust VRS Series 2020-CBM, Class A1 2.31% due 02/10/2037*(1)(3)	600,000	581,361
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	20,618	20,687
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)(3)	398,000	434,677
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,241,432
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	298,375	303,732
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	1,000,000	1,032,534
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	535,922	537,332
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(1)	1,500,000	1,631,276
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	219,438
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	293,716	295,946

Total Asset Backed Securities
(cost $8,732,560)		9,066,065

U.S. CORPORATE BONDS & NOTES - 4.1%
Airlines - 0.6%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	633,421	590,208
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	291,604	273,948

		864,156

Banks-Super Regional - 0.6%

Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	900,000	938,979

Diversified Banking Institutions - 0.6%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	448,794
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	171,205
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	323,487

		943,486

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	244,032

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	115,676

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	155,614

Medical Instruments - 0.1%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	99,000	103,309

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	161,498

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 3.45% due 03/15/2022*	126,000	131,048

Multimedia - 0.3%

Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	520,551

Oil Companies-Exploration & Production - 0.1%

Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	128,708

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	517,991

Pipelines - 0.2%

Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	143,891
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	146,183

		290,074

Real Estate Investment Trusts - 0.2%

Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	259,272

Telephone-Integrated - 0.4%

AT&T, Inc. Senior Notes 1.65% due 02/01/2028	580,000	588,049

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	93,768
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,778

		116,546

Total U.S. Corporate Bonds & Notes
(cost $5,795,978)		6,078,989

FOREIGN CORPORATE BONDS & NOTES - 0.4%
Diversified Banking Institutions - 0.4%

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	236,494
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	376,444

Total Foreign Corporate Bonds & Notes
(cost $580,000)		612,938

U.S. GOVERNMENT AGENCIES - 55.0%
Federal Farm Credit Bank - 1.2%

3.33% due 04/28/2037	500,000	617,187
3.35% due 10/21/2025	1,000,000	1,146,578

		1,763,765

Federal Home Loan Mtg. Corp. - 11.6%

2.50% due 05/01/2050	794,171	838,880
3.50% due 06/01/2033	910,818	985,396
4.50% due 09/01/2039	310,064	346,579
4.50% due 11/01/2039	161,086	179,639
4.50% due 02/01/2040	232,295	259,683
4.50% due 04/01/2040	23,857	26,679
4.50% due 06/01/2040	34,425	37,958
4.50% due 08/01/2040	251,318	280,889
4.50% due 03/01/2041	876,672	968,357
4.50% due 04/01/2041	116,134	129,822
4.50% due 06/01/2041	205,872	230,208
5.00% due 10/01/2034	20,637	22,584
5.50% due 12/01/2036	9,763	10,870
6.00% due 11/01/2033	51,842	61,321
6.50% due 02/01/2032	17,518	19,947
8.00% due 02/01/2030	276	277
8.00% due 08/01/2030	137	164
8.00% due 06/01/2031	1,259	1,459
Federal Home Loan Mtg. Corp. FRS 3.96% (12 ML+1.83%) due 12/01/2035	5,255	5,343
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	669,272	722,011
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	632,357
Federal Home Loan Mtg. Corp. REMIC
Series 4594, Class GN 2.50% due 02/15/2045(4)	617,463	648,654
Series 3981, Class PA 3.00% due 04/15/2031(4)	162,081	167,572
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,969,479
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	2,390,933	200,888
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,142,075
Series 4365, Class HZ 3.00% due 01/15/2040(4)	839,959	904,160
Series 4599, Class PA 3.00% due 09/15/2045(4)	1,088,408	1,163,049
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,102,706
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,076,002
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	514,936
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,655,062
Series 3786, Class PB 4.50% due 07/15/2040(4)	618,578	651,354
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.34% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	337,249	63,611

		17,019,971

Federal National Mtg. Assoc. - 37.0%

2.04% due 06/01/2037	254,518	266,038
2.50% due 07/01/2050	1,988,664	2,093,994
2.55% due 09/01/2034	700,000	771,200
2.81% due 04/01/2025	800,000	869,310
2.94% due 01/01/2026	1,555,712	1,715,069
3.00% due 03/01/2043	869,933	934,249
3.00% due 02/01/2050	957,899	1,014,771
3.12% due 07/01/2029	3,495,976	4,030,782
3.30% due 02/01/2030	2,930,424	3,321,698
3.64% due 07/01/2028	1,498,361	1,744,668
3.69% due 05/01/2030	1,478,911	1,731,791
4.00% due 09/01/2040	74,084	81,781

4.00% due 10/01/2040	60,912	67,210
4.00% due 12/01/2040	97,796	107,606
4.00% due 01/01/2041	213,866	235,871
4.00% due 02/01/2041	750,634	828,081
4.00% due 03/01/2041	1,153,753	1,272,422
4.00% due 06/01/2042	633,781	684,915
4.00% due 03/01/2043	1,855,281	2,030,396
5.00% due 12/01/2036	9,128	9,994
5.50% due 12/01/2033	11,294	12,645
5.50% due 10/01/2034	7,166	7,946
6.50% due 07/01/2032	3,850	4,520
7.00% due 09/01/2031	12,030	13,613
Federal National Mtg. Assoc. FRS
2.37% (6 ML+1.50%) due 01/01/2036	3,057	3,128
3.37% (12 ML+1.37%) due 02/01/2035	836	841
3.98% (1 Yr USTYCR+2.23%) due 11/01/2034	8,002	8,020
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	135,273	27,812
Federal National Mtg. Assoc. VRS 2.64% due 12/01/2026(3)	1,896,997	2,071,092
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,124,508	1,238,077
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	163,825	158,081
Series 2020-M8, Class A2 1.82% due 02/25/2030(1)	800,000	842,382
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	98,420	99,328
Series 2020-12, Class JC 2.00% due 03/25/2050(4)	1,460,499	1,521,989
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,155,335	1,200,061
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	1,333,024	1,395,095
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	456,665	475,359
Series 2019-M31, Class A2 2.85% due 04/25/2034(1)	1,000,000	1,096,000
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	1,536,089	1,584,488
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	3,246,215
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	604,217	643,117
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	436,689	464,675
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	440,883	468,851
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,195,078
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	781,296	843,075
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	948,896
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,430,249
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,131,981
Series 2004-90, Class GC 4.35% due 11/25/2034(4)	5,195	5,189
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,064,270
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	307,785
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	46,797	54,967
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.80% due 06/25/2025(1)(3)	515,000	553,666
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,362,192
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,209,088	1,303,305
Series 2018-M4, Class A2 3.15% due 03/25/2028(1)(3)	1,400,000	1,577,582

		54,173,416

Government National Mtg. Assoc. - 4.8%

3.50% due 09/15/2048	868,430	977,731
3.50% due 10/15/2048	1,025,551	1,153,443
3.50% due 02/15/2049	985,021	1,109,001
4.00% due 01/20/2050	915,212	973,939
4.50% due 03/15/2038	17,203	19,013
4.50% due 03/15/2039	4,081	4,544
4.50% due 05/15/2039	111,663	124,103
4.50% due 06/15/2039	90,335	100,211
4.50% due 07/15/2039	170,878	188,982
4.50% due 09/15/2039	2,598	2,893
4.50% due 12/15/2039	60,190	65,866
4.50% due 04/15/2040	77,533	86,352
4.50% due 06/15/2040	185,917	206,771
4.50% due 08/15/2040	35,519	39,505
5.00% due 09/15/2035	1,022	1,155
5.00% due 02/15/2036	37,884	42,436
5.00% due 05/15/2036	5,750	6,327
6.00% due 01/15/2032	5,084	5,698
7.50% due 02/15/2029	2,325	2,334
7.50% due 07/15/2030	112	115
7.50% due 01/15/2031	4,180	4,758
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	522,999
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	203,115	225,475
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	716,215	777,300
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	355,842	405,473

		7,046,424

Tennessee Valley Authority - 0.4%

0.75% due 05/15/2025	500,000	507,858

Total U.S. Government Agencies
(cost $75,049,057)		80,511,434

U.S. GOVERNMENT TREASURIES - 29.5%
United States Treasury Bonds - 12.2%

zero coupon due 08/15/2024 STRIPS	2,040,000	2,016,558
1.25% due 05/15/2050	1,000,000	950,000
2.00% due 02/15/2050	1,500,000	1,698,047
2.88% due 08/15/2045#	1,000,000	1,310,898
3.00% due 02/15/2048	750,000	1,018,652
3.13% due 02/15/2043	1,000,000	1,351,211
3.75% due 08/15/2041#	4,000,000	5,857,813
3.75% due 11/15/2043	1,000,000	1,481,992
3.88% due 08/15/2040	1,500,000	2,216,250

		17,901,421

United States Treasury Notes - 17.3%

0.63% due 03/31/2027	5,000,000	5,058,398
1.75% due 05/15/2023	8,000,000	8,345,313
2.50% due 08/15/2023	3,000,000	3,207,422
2.75% due 02/15/2024	2,500,000	2,721,680
2.88% due 08/15/2028	5,000,000	5,902,148

		25,234,961

Total U.S. Government Treasuries
(cost $37,520,339)		43,136,382

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Sovereign - 1.8%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024
(cost $2,455,577)	2,641,000	2,585,765

Total Long-Term Investment Securities
(cost $130,133,511)		141,991,573

REPURCHASE AGREEMENTS - 2.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $4,063,000 collateralized by $3,853,600 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2026 and having an approximate value of $4,144,289

(cost $4,063,000)	4,063,000	4,063,000

TOTAL INVESTMENTS
(cost $134,196,511)	99.8%	146,054,573
Other assets less liabilities	0.2	230,774

NET ASSETS	100.0%	$146,285,347

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $4,560,461 representing 3.1% of net assets.

#	The security or a portion thereof is out on loan.

At August 31, 2020, the Fund had loaned securities with a total value of $7,177,025. This was secured by collateral of $7,258,441 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 23.79%	01/25/2021 to 09/25/2050	$2,927,095
Federal National Mtg. Assoc.	0.21% to 41.95%	05/01/2023 to 08/25/2058	3,063,003
Government National Mtg. Assoc.	0.46% to 38.60%	10/16/2032 to 10/16/2062	1,268,343

(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2020.
(6)	Principal Only

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$9,066,065	$—	$9,066,065
U.S. Corporate Bonds & Notes	—	6,078,989	—	6,078,989
Foreign Corporate Bonds & Notes	—	612,938	—	612,938
U.S. Government Agencies	—	80,511,434	—	80,511,434
U.S. Government Treasuries	—	43,136,382	—	43,136,382
Foreign Government Obligations	—	2,585,765	—	2,585,765
Repurchase Agreements	—	4,063,000	—	4,063,000

Total Investments at Value	$—	$146,054,573	$—	$146,054,573

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.5%
Aerospace/Defense - 0.4%

Boeing Co.	4,811	$826,626
Lockheed Martin Corp.	5,034	1,964,569
Northrop Grumman Corp.	3,162	1,083,333
Raytheon Technologies Corp.	15,898	969,778
Teledyne Technologies, Inc.†	748	234,580
TransDigm Group, Inc.	1,025	512,162

		5,591,048

Aerospace/Defense-Equipment - 0.1%

Howmet Aerospace, Inc.	3,913	68,556
L3Harris Technologies, Inc.	4,403	795,798

		864,354

Apparel Manufacturers - 0.0%

VF Corp.	3,447	226,640

Applications Software - 13.5%

Intuit, Inc.	108,146	37,352,547
Microsoft Corp.	585,528	132,054,130
ServiceNow, Inc.†	90,927	43,828,632

		213,235,309

Athletic Footwear - 1.6%

NIKE, Inc., Class B	225,414	25,221,572

Auto-Cars/Light Trucks - 0.8%

Ferrari NV	64,993	12,657,387

Auto-Heavy Duty Trucks - 0.1%

Cummins, Inc.	1,895	392,739
PACCAR, Inc.	7,051	605,258

		997,997

Banks-Commercial - 0.0%

First Republic Bank	1,714	193,527
SVB Financial Group†	673	171,871

		365,398

Beverages-Non-alcoholic - 0.3%

Coca-Cola Co.	31,533	1,561,829
Monster Beverage Corp.†	5,108	428,357
PepsiCo, Inc.	13,583	1,902,435

		3,892,621

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class B	3,719	272,119

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	2,850	239,628

Building Products-Air & Heating - 0.0%

Carrier Global Corp.	8,800	262,680

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.	1,269	257,442
Vulcan Materials Co.	2,701	324,120

		581,562

Building Products-Wood - 0.0%

Masco Corp.	5,379	313,596

Building-Maintenance & Services - 0.0%

Rollins, Inc.	1,351	74,494

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	6,747	481,534
NVR, Inc.†	74	308,457
PulteGroup, Inc.	5,141	229,237

		1,019,228

Cable/Satellite TV - 0.3%

Charter Communications, Inc., Class A†	3,073	1,891,769
Comcast Corp., Class A	52,018	2,330,927

		4,222,696

Casino Hotels - 0.0%

Las Vegas Sands Corp.	3,906	198,073
MGM Resorts International	6,136	138,060
Wynn Resorts, Ltd.	1,980	173,151

		509,284

Chemicals-Diversified - 0.1%

Celanese Corp.	2,411	243,873
Dow, Inc.	15,107	681,628
FMC Corp.	2,641	282,217
PPG Industries, Inc.	2,454	295,461

		1,503,179

Chemicals-Specialty - 0.0%

Ecolab, Inc.	2,572	506,890

Coatings/Paint - 0.9%

Sherwin-Williams Co.	21,032	14,113,524

Commercial Services - 2.0%

Cintas Corp.	1,718	572,506
CoStar Group, Inc.†	37,122	31,501,729
Quanta Services, Inc.	1,263	64,729

		32,138,964

Commercial Services-Finance - 5.6%

Adyen NV†*	15,182	25,599,946
Automatic Data Processing, Inc.	5,434	755,815
Equifax, Inc.	1,486	250,049
FleetCor Technologies, Inc.†	1,710	429,980
Global Payments, Inc.	2,989	527,917
IHS Markit, Ltd.	5,939	474,645
MarketAxess Holdings, Inc.	773	375,632
Moody’s Corp.	3,288	968,776
PayPal Holdings, Inc.†	23,946	4,888,336
S&P Global, Inc.	115,380	42,277,540
TransUnion	137,650	11,937,008

		88,485,644

Communications Software - 1.0%

RingCentral, Inc., Class A†	54,177	15,753,046

Computer Aided Design - 1.3%

ANSYS, Inc.†	1,752	593,945
Autodesk, Inc.†	76,750	18,857,475
Cadence Design Systems, Inc.†	5,694	631,522
Synopsys, Inc.†	3,074	680,276

		20,763,218

Computer Data Security - 0.0%

Fortinet, Inc.†	2,737	361,298

Computer Services - 0.1%

Accenture PLC, Class A	8,185	1,963,827
Leidos Holdings, Inc.	1,362	123,247

		2,087,074

Computer Software - 0.4%

Akamai Technologies, Inc.†	2,382	277,336
Citrix Systems, Inc.	1,230	178,596
Twilio, Inc., Class A†	18,962	5,115,189

		5,571,121

Computers - 4.7%

Apple, Inc.	577,204	74,482,404

Computers-Memory Devices - 0.0%

NetApp, Inc.	2,074	98,287
Seagate Technology PLC	2,763	132,596

		230,883

Consulting Services - 0.1%

Gartner, Inc.†	1,819	236,143
Verisk Analytics, Inc.	2,284	426,354

		662,497

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp.	3,403	536,857

Containers-Metal/Glass - 0.0%

Ball Corp.	4,721	379,427

Cosmetics & Toiletries - 0.4%

Colgate-Palmolive Co.	7,860	622,984
Coty, Inc., Class A	2,853	10,214
Estee Lauder Cos., Inc., Class A	4,584	1,016,364
Procter & Gamble Co.	29,284	4,050,856

		5,700,418

Data Processing/Management - 1.8%

Broadridge Financial Solutions, Inc.	1,639	225,199
Fair Isaac Corp.†	62,951	26,489,151
Fiserv, Inc.†	11,469	1,142,083
Jack Henry & Associates, Inc.	812	134,321
Paychex, Inc.	4,362	333,562

		28,324,316

Decision Support Software - 0.0%

MSCI, Inc.	1,734	647,250

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	1,462	434,185
DENTSPLY SIRONA, Inc.	2,368	106,252

		540,437

Diagnostic Equipment - 1.0%

Adaptive Biotechnologies Corp.†	242,003	10,069,745
Danaher Corp.	8,213	1,695,738
Thermo Fisher Scientific, Inc.	8,055	3,455,434

		15,220,917

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	1,732	677,316

Disposable Medical Products - 0.0%

Teleflex, Inc.	947	372,124

Distribution/Wholesale - 1.8%

Copart, Inc.†	269,168	27,810,438
Fastenal Co.	8,177	399,528
LKQ Corp.†	3,223	102,298

		28,312,264

Diversified Banking Institutions - 0.2%

JPMorgan Chase & Co.	29,827	2,988,367

Diversified Manufacturing Operations - 0.1%

Illinois Tool Works, Inc.	3,577	706,636
Parker-Hannifin Corp.	1,439	296,449
Trane Technologies PLC	3,025	358,130

		1,361,215

Drug Delivery Systems - 0.1%

DexCom, Inc.†	1,883	801,047

E-Commerce/Products - 13.5%

Alibaba Group Holding, Ltd. ADR†	113,149	32,477,157
Amazon.com, Inc.†	52,138	179,926,153
eBay, Inc.	13,471	737,941

		213,141,251

E-Commerce/Services - 2.3%

Booking Holdings, Inc.†	834	1,593,315
Match Group, Inc.†	83,338	9,307,188
MercadoLibre, Inc.†	21,060	24,610,506

		35,511,009

E-Services/Consulting - 0.0%

CDW Corp.	2,902	329,812

Electric Products-Misc. - 0.1%

AMETEK, Inc.	4,679	471,175
Emerson Electric Co.	6,581	457,182

		928,357

Electric-Distribution - 0.0%

Sempra Energy	2,684	331,877

Electric-Integrated - 0.1%

NextEra Energy, Inc.	5,290	1,476,809

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	2,961	306,789

Electronic Components-Semiconductors - 1.8%

Advanced Micro Devices, Inc.†	23,886	2,169,326
Broadcom, Inc.	8,154	2,830,661
Intel Corp.	49,218	2,507,657
IPG Photonics Corp.†	363	58,708
Microchip Technology, Inc.	5,004	548,939
Micron Technology, Inc.†	22,682	1,032,258
Monolithic Power Systems, Inc.	16,955	4,529,189
NVIDIA Corp.	24,009	12,844,335
Qorvo, Inc.†	2,341	300,280
Skyworks Solutions, Inc.	1,974	285,934
Texas Instruments, Inc.	11,605	1,649,651
Xilinx, Inc.	3,074	320,188

		29,077,126

Electronic Connectors - 0.1%

Amphenol Corp., Class A	6,035	662,643
TE Connectivity, Ltd.	3,364	324,962

		987,605

Electronic Forms - 2.5%

Adobe, Inc.†	75,406	38,712,686

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	3,590	360,508
FLIR Systems, Inc.	1,281	47,269
Keysight Technologies, Inc.†	3,814	375,755
Roper Technologies, Inc.	2,130	909,915

		1,693,447

Electronic Security Devices - 0.0%

Allegion PLC	1,881	194,477

Enterprise Software/Service - 2.6%

Coupa Software, Inc.†#	27,834	9,122,315
Oracle Corp.	25,468	1,457,279
Paycom Software, Inc.†	984	294,669
salesforce.com, Inc.†	109,425	29,834,726
Tyler Technologies, Inc.†	811	280,046

		40,989,035

Entertainment Software - 0.1%

Electronic Arts, Inc.†	3,121	435,286
Take-Two Interactive Software, Inc.†	2,324	397,845

		833,131

Finance-Consumer Loans - 0.0%

Synchrony Financial	10,952	271,719

Finance-Credit Card - 7.7%

American Express Co.	8,077	820,543
Discover Financial Services	3,873	205,579
Mastercard, Inc., Class A	160,972	57,658,561
Visa, Inc., Class A	292,465	61,999,655
Western Union Co.	8,380	197,684

		120,882,022

Finance-Investment Banker/Broker - 0.0%

Charles Schwab Corp.	17,058	606,071

Finance-Other Services - 0.1%

Cboe Global Markets, Inc.	2,238	205,426
CME Group, Inc.	3,730	655,995
Intercontinental Exchange, Inc.	6,138	652,040
Nasdaq, Inc.	1,101	147,996

		1,661,457

Food-Confectionery - 0.0%

Hershey Co.	2,014	299,361

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	2,881	180,927

Food-Misc./Diversified - 0.0%

Campbell Soup Co.	1,518	79,862
Lamb Weston Holdings, Inc.	1,638	102,949
McCormick & Co., Inc.	1,286	265,173

		447,984

Food-Wholesale/Distribution - 0.0%

Sysco Corp.	4,658	280,132

Home Furnishings - 0.0%

Leggett & Platt, Inc.	1,781	73,021

Hotels/Motels - 0.1%

Hilton Worldwide Holdings, Inc.	5,655	510,986
Marriott International, Inc., Class A	5,489	564,873

		1,075,859

Independent Power Producers - 0.0%

NRG Energy, Inc.	4,978	171,293

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	1,346	310,293

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	4,504	1,316,339
Linde PLC	7,605	1,899,273

		3,215,612

Instruments-Controls - 0.1%

Honeywell International, Inc.	6,584	1,089,981
Mettler-Toledo International, Inc.†	307	298,030

		1,388,011

Instruments-Scientific - 0.0%

PerkinElmer, Inc.	1,295	152,448
Waters Corp.†	782	169,115

		321,563

Insurance Brokers - 0.1%

Aon PLC, Class A	2,969	593,770
Arthur J. Gallagher & Co.	1,972	207,652
Marsh & McLennan Cos., Inc.	6,347	729,334
Willis Towers Watson PLC	1,260	258,968

		1,789,724

Insurance-Multi-line - 0.0%

Cincinnati Financial Corp.	1,415	112,365

Insurance-Property/Casualty - 0.1%

Progressive Corp.	7,281	691,986

Internet Content-Entertainment - 6.9%

Facebook, Inc., Class A†	155,025	45,453,330
Netflix, Inc.†	76,651	40,591,304
Snap, Inc., Class A†	977,638	22,084,842

		108,129,476

Internet Security - 0.0%

NortonLifeLock, Inc.	6,852	161,159

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	1,621	254,173
BlackRock, Inc.	1,605	953,675
T. Rowe Price Group, Inc.	3,434	478,047

		1,685,895

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	6,512	926,723

Machinery-Farming - 0.1%

Deere & Co.	3,765	790,876

Machinery-General Industrial - 0.0%

IDEX Corp.	877	158,062
Otis Worldwide Corp.	4,401	276,823

		434,885

Machinery-Pumps - 0.0%

Dover Corp.	1,732	190,243
Ingersoll Rand, Inc.†	5,148	180,489
Xylem, Inc.	2,164	173,509

		544,241

Medical Information Systems - 0.0%

Cerner Corp.	3,910	286,877

Medical Instruments - 2.5%

Boston Scientific Corp.†	453,805	18,615,081
Edwards Lifesciences Corp.†	12,638	1,084,846
Intuitive Surgical, Inc.†	26,875	19,641,325

		39,341,252

Medical Labs & Testing Services - 1.5%

IQVIA Holdings, Inc.†	2,499	409,211
Lonza Group AG	37,605	23,313,062

		23,722,273

Medical Products - 0.3%

Abbott Laboratories	20,923	2,290,441
ABIOMED, Inc.†	523	160,885
Baxter International, Inc.	4,670	406,617
Cooper Cos., Inc.	572	179,825
Hologic, Inc.†	2,844	169,844
STERIS PLC	935	149,264
Stryker Corp.	4,339	859,816
Varian Medical Systems, Inc.†	1,018	176,796
West Pharmaceutical Services, Inc.	1,501	426,224

		4,819,712

Medical-Biomedical/Gene - 0.4%

Alexion Pharmaceuticals, Inc.†	2,612	298,343
Amgen, Inc.	7,078	1,792,999
Bio-Rad Laboratories, Inc., Class A†	314	159,697
Illumina, Inc.†	1,799	642,639
Incyte Corp.†	3,679	354,472
Regeneron Pharmaceuticals, Inc.†	1,378	854,263
Vertex Pharmaceuticals, Inc.†	5,287	1,475,707

		5,578,120

Medical-Drugs - 3.0%

AbbVie, Inc.	19,049	1,824,323
AstraZeneca PLC ADR	301,851	16,903,656
Bristol-Myers Squibb Co.	25,380	1,578,636
Eli Lilly & Co.	9,447	1,401,840
Johnson & Johnson	22,566	3,461,850
Merck & Co., Inc.	28,312	2,414,164
Zoetis, Inc.	121,527	19,456,473

		47,040,942

Medical-HMO - 1.4%

Humana, Inc.	53,397	22,168,833

Metal-Copper - 0.0%

Freeport-McMoRan, Inc.	16,287	254,240

Multimedia - 0.2%

Walt Disney Co.	22,470	2,963,119

Networking Products - 0.0%

Arista Networks, Inc.†	1,096	244,901

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	1,971	182,751
Waste Management, Inc.	4,593	523,602

		706,353

Office Automation & Equipment - 0.0%

Xerox Holdings Corp.	3,735	70,442
Zebra Technologies Corp., Class A†	1,083	310,312

		380,754

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	1,206	139,160

Oil Companies-Exploration & Production - 0.1%

Apache Corp.	4,772	70,626
Cabot Oil & Gas Corp.	5,121	97,145
ConocoPhillips	21,871	828,692
EOG Resources, Inc.	5,935	269,093
Hess Corp.	5,324	245,117
Pioneer Natural Resources Co.	2,085	216,694

		1,727,367

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	2,454	29,448

Oil Refining & Marketing - 0.0%

Phillips 66	4,453	260,367

Real Estate Investment Trusts - 1.8%

Alexandria Real Estate Equities, Inc.	1,390	234,048
American Tower Corp.	9,041	2,252,565
Boston Properties, Inc.	1,297	112,670
Crown Castle International Corp.	4,930	804,822
Duke Realty Corp.	4,433	170,892
Equinix, Inc.	1,805	1,425,553
Essex Property Trust, Inc.	668	144,629
Extra Space Storage, Inc.	1,527	162,702
Federal Realty Investment Trust	602	47,702
Healthpeak Properties, Inc.	5,159	142,595
Mid-America Apartment Communities, Inc.	1,049	122,859
Prologis, Inc.	8,586	874,570
Public Storage	1,348	286,315
Realty Income Corp.	3,152	195,519
SBA Communications Corp.	69,387	21,237,279
Simon Property Group, Inc.	2,495	169,286
UDR, Inc.	2,827	98,408

		28,482,414

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	6,835	321,450

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	1,469	260,086

Respiratory Products - 0.0%

ResMed, Inc.	2,950	533,301

Retail-Apparel/Shoe - 0.0%

Ross Stores, Inc.	7,247	660,057

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	475	568,247
O’Reilly Automotive, Inc.†	1,513	704,498

		1,272,745

Retail-Automobile - 0.0%

CarMax, Inc.†	3,319	354,901

Retail-Building Products - 1.9%

Home Depot, Inc.	15,573	4,438,928
Lowe’s Cos., Inc.	151,221	24,904,586

		29,343,514

Retail-Discount - 0.3%

Costco Wholesale Corp.	5,312	1,846,770
Dollar General Corp.	5,134	1,036,452
Target Corp.	6,526	986,796

		3,870,018

Retail-Gardening Products - 0.0%

Tractor Supply Co.	1,156	172,047

Retail-Jewelry - 0.0%

Tiffany & Co.	2,227	272,808

Retail-Major Department Stores - 1.0%

TJX Cos., Inc.	283,444	15,529,897

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	632	146,738

Retail-Restaurants - 0.3%

Chipotle Mexican Grill, Inc.†	524	686,587
Darden Restaurants, Inc.	1,218	105,564
Domino’s Pizza, Inc.	798	326,350
McDonald’s Corp.	6,672	1,424,605
Starbucks Corp.	23,823	2,012,329
Yum! Brands, Inc.	6,138	588,327

		5,143,762

Semiconductor Components-Integrated Circuits - 1.2%

Analog Devices, Inc.	137,985	16,127,687
Maxim Integrated Products, Inc.	2,393	163,777
QUALCOMM, Inc.	22,943	2,732,511

		19,023,975

Semiconductor Equipment - 1.9%

Applied Materials, Inc.	18,690	1,151,304
ASML Holding NV	73,333	27,439,742
KLA Corp.	3,162	648,652
Lam Research Corp.	2,961	995,903

		30,235,601

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	487	73,790

Soap & Cleaning Preparation - 0.0%

Church & Dwight Co., Inc.	2,708	259,508

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	7,276	236,179

Theaters - 0.0%

Live Nation Entertainment, Inc.†	1,941	110,249

Tobacco - 0.1%

Altria Group, Inc.	14,781	646,521
Philip Morris International, Inc.	13,973	1,114,906

		1,761,427

Transport-Rail - 0.2%

CSX Corp.	7,805	596,770
Kansas City Southern	1,938	352,794
Norfolk Southern Corp.	2,822	599,760
Union Pacific Corp.	8,580	1,651,135

		3,200,459

Transport-Services - 0.1%

Expeditors International of Washington, Inc.	1,765	156,008
United Parcel Service, Inc., Class B	6,462	1,057,313

		1,213,321

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	1,014	142,508
Old Dominion Freight Line, Inc.	1,924	388,994

		531,502

Water - 0.0%

American Water Works Co., Inc.	1,846	260,914

Web Hosting/Design - 0.0%

VeriSign, Inc.†	1,099	236,065

Web Portals/ISP - 3.4%

Alphabet, Inc., Class A†	26,794	43,661,627
Alphabet, Inc., Class C†	5,965	9,747,884

		53,409,511

Wireless Equipment - 0.0%

Motorola Solutions, Inc.	3,468	536,673

Total Common Stocks
(cost $1,010,410,090)		1,571,152,006

EXCHANGE-TRADED FUNDS - 0.5%

SPDR Portfolio S&P 500 Growth ETF
(cost $6,701,004)	136,564	7,187,363

Total Long-Term Investment Securities
(cost $1,017,111,094)		1,578,339,369

SHORT-TERM INVESTMENT SECURITIES - 0.0%
U.S. Government Treasuries - 0.0%

United States Treasury Bills Disc. Notes 0.14% due 11/12/2020(1)
(cost $99,972)	$100,000	99,979

REPURCHASE AGREEMENTS - 0.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $389,000 collateralized by $397,100 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2023 and having an approximate value of $396,822 (cost $389,000)	389,000	389,000

TOTAL INVESTMENTS
(cost $1,017,600,066)	100.0%	1,578,828,348
Liabilities in excess of other assets	(0.0)	(101,665)

NET ASSETS	100.0%	$1,578,726,683

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2020, the Fund had loaned securities with a total value of $9,122,315. This was secured by collateral of $9,159,986 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Notes/Bonds	0.13% to 4.38%	09/15/2020 to 11/15/2048	$9,159,986

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $25,599,946 representing 1.6% of net assets.

(1)	The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

ETF - Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

4	Long	S&P 500 E-Mini Index	September 2020	$623,656	$699,780	$76,124

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,571,152,006	$—	$—	$1,571,152,006
Exchange-Traded Funds	7,187,363	—	—	7,187,363
Short-Term Investment Securities	—	99,979	—	99,979
Repurchase Agreements	—	389,000	—	389,000

Total Investments at Value	$1,578,339,369	$488,979	$—	$1,578,828,348

Other Financial Instruments:†
Futures Contracts	$76,124	$—	$—	$76,124

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Applications Software - 0.0%

Outset Medical, Inc.(1)(2)	88,985	$195,767

Diagnostic Equipment - 7.7%

10X Genomics, Inc., Class A†	17,732	2,032,442
Adaptive Biotechnologies Corp.†	27,002	1,123,553
Avantor, Inc.†	197,893	4,466,445
Danaher Corp.	105,513	21,785,269
GenMark Diagnostics, Inc.†	75,165	974,890
Quanterix Corp.†	45,339	1,614,069
Repligen Corp.†	3,680	570,069
Thermo Fisher Scientific, Inc.	82,336	35,320,497

		67,887,234

Diagnostic Kits - 1.0%

DiaSorin SpA#	19,302	3,489,658
Quidel Corp.†	31,256	5,499,806

		8,989,464

Disposable Medical Products - 0.9%

ICU Medical, Inc.†	9,614	1,925,107
Teleflex, Inc.	16,081	6,319,029

		8,244,136

Drug Delivery Systems - 3.7%

Becton Dickinson and Co.	91,101	22,116,590
DexCom, Inc.†	23,647	10,059,670

		32,176,260

Electronic Measurement Instruments - 2.1%

Agilent Technologies, Inc.	134,164	13,472,749
Sartorius AG (Preference Shares)	12,235	5,183,227

		18,655,976

Enterprise Software/Service - 0.7%

Veeva Systems, Inc., Class A†	21,600	6,097,032

Health Care Providers & Services - 0.1%

Alignment Healthcare Partners, Class A-1†(1)(2)	87,707	1,062,886

Healthcare Safety Devices - 0.3%

Tandem Diabetes Care, Inc.†	26,600	2,998,352

Instruments-Controls - 0.3%

Mettler-Toledo International, Inc.†	2,876	2,791,963

Insurance Brokers - 0.1%

Selectquote, Inc.†	35,257	643,440

Medical Imaging Systems - 0.1%

Lantheus Holdings, Inc.†	56,750	761,585

Medical Information Systems - 0.2%

Oak Street Health, Inc.†	11,912	531,632
Phreesia, Inc.†	17,329	546,557
Schrodinger, Inc.†	14,872	899,161

		1,977,350

Medical Instruments - 5.0%

Alcon, Inc.†	38,799	2,204,454
Bio-Techne Corp.	7,400	1,890,404
Bruker Corp.	102,685	4,314,824
Intuitive Surgical, Inc.†	48,908	35,743,923

		44,153,605

Medical Labs & Testing Services - 1.7%

Catalent, Inc.†	40,401	3,737,093
Evotec SE†	66,852	1,787,024
Invitae Corp.†#	23,100	807,576
Lonza Group AG	4,877	3,023,476
PPD, Inc.†	38,516	1,322,639
Teladoc Health, Inc.†#	10,400	2,243,176
Wuxi Biologics Cayman, Inc.†*	59,500	1,546,192

		14,467,176

Medical Products - 7.5%

AtriCure, Inc.†	29,326	1,311,752
Cooper Cos., Inc.	13,175	4,141,957
Envista Holdings Corp.†	140,161	3,362,462
Hologic, Inc.†	163,735	9,778,254
Inari Medical, Inc.†	10,170	812,990
iRhythm Technologies, Inc.†	16,529	3,639,355
Nevro Corp.†	35,749	4,916,917
Novocure, Ltd.†	21,850	1,808,088
Penumbra, Inc.†#	21,547	4,506,555
Shockwave Medical, Inc.†#	57,872	3,677,187
Stryker Corp.	85,599	16,962,298
West Pharmaceutical Services, Inc.	30,613	8,692,867
Zimmer Biomet Holdings, Inc.	15,950	2,247,036

		65,857,718

Medical-Biomedical/Gene - 31.4%

Abcam PLC	61,856	1,036,738
ACADIA Pharmaceuticals, Inc.†#	152,671	6,044,245
Acceleron Pharma, Inc.†	81,182	7,912,809
Acerta Pharma BV, Class B†(1)	9,771,120	1,074,823
ADC Therapeutics SA†#	12,124	535,517
Adverum Biotechnologies, Inc.†	43,195	526,979
Akero Therapeutics, Inc.†	15,988	521,209
Akouos, Inc.†	29,479	660,919
Alexion Pharmaceuticals, Inc.†	90,853	10,377,230
Allogene Therapeutics, Inc.†	62,765	2,237,572
Alnylam Pharmaceuticals, Inc.†	67,208	8,914,469
ALX Oncology Holdings, Inc.†	11,797	477,071
Amarin Corp. PLC ADR†#	112,752	874,955
Amgen, Inc.	69,740	17,666,537
Annexon, Inc.†	18,951	467,521
Apellis Pharmaceuticals, Inc.†	55,218	1,702,371
Aprea Therapeutics, Inc.†	13,646	369,807
Arcturus Therapeutics Holdings, Inc.†	15,028	724,951
Arcutis Biotherapeutics, Inc.†	14,920	374,044
Ardelyx, Inc.†	71,911	412,769
Argenx SE ADR†	49,449	11,436,070
Ascendis Pharma A/S ADR†	55,381	8,206,357
Assembly Biosciences, Inc.†	17,197	376,098
Avidity Biosciences, Inc.†	14,274	411,091
Avrobio, Inc.†	16,443	284,793
BeiGene, Ltd. ADR†	18,609	4,495,376
Berkeley Lights, Inc.†	15,593	1,019,782
Biogen, Inc.†	27,567	7,929,372
BioMarin Pharmaceutical, Inc.†	23,151	1,806,472
BioNTech SE ADR†	44,353	2,716,621
Bluebird Bio, Inc.†	16,426	974,062
Blueprint Medicines Corp.†	32,979	2,553,564
Burning Rock Biotech, Ltd. ADR†	37,444	863,459
Cara Therapeutics, Inc.†	46,353	718,471
Constellation Pharmaceuticals, Inc.†	11,600	244,180
CRISPR Therapeutics AG†	19,149	1,789,665
CureVac NV†	26,084	1,436,707

Deciphera Pharmaceuticals, Inc.†	20,482	921,895
Denali Therapeutics, Inc.†	73,565	2,346,723
Dicerna Pharmaceuticals, Inc.†	49,467	916,129
Epizyme, Inc.†	30,834	400,842
Exact Sciences Corp.†	74,242	5,589,680
Exelixis, Inc.†	253,480	5,632,326
Fate Therapeutics, Inc.†	31,100	1,132,040
FibroGen, Inc.†	66,493	2,980,881
Generation Bio Co.†(2)	48,484	1,438,448
Generation Bio Co.†	16,399	512,141
Guardant Health, Inc.†	21,222	2,026,701
Homology Medicines, Inc.†#	32,495	345,422
IGM Biosciences, Inc.†	9,877	424,711
Immunomedics, Inc.†	97,167	4,329,761
Incyte Corp.†	138,465	13,341,103
Insmed, Inc.†	99,105	2,793,770
Ionis Pharmaceuticals, Inc.†	87,911	4,791,149
Iovance Biotherapeutics, Inc.†	140,791	4,692,564
IVERIC bio, Inc.†	106,249	477,058
Karuna Therapeutics, Inc.†#	24,232	1,851,325
Karyopharm Therapeutics, Inc.†	24,824	377,573
Kodiak Sciences, Inc.†	63,329	3,330,472
Krystal Biotech, Inc.†	12,165	581,609
Kymera Therapeutics, Inc.†	15,902	507,274
Legend Biotech Corp. ADR†	10,415	354,110
Livongo Health, Inc.†	19,300	2,649,890
Mersana Therapeutics, Inc.†	28,439	544,891
Mirati Therapeutics, Inc.†	20,845	3,113,618
Moderna, Inc.†	35,778	2,321,634
MorphoSys AG†	9,638	1,212,834
Nektar Therapeutics†#	38,129	737,415
Nkarta, Inc.†#	15,702	386,897
Novavax, Inc.†#	6,700	739,278
Nurix Therapeutics, Inc.†	29,744	696,010
Orchard Therapeutics PLC ADR†	32,851	194,806
Pacific Biosciences of California, Inc.†	77,668	512,609
PTC Therapeutics, Inc.†	26,870	1,328,050
Radius Health, Inc.†	13,162	162,946
RAPT Therapeutics, Inc.†	23,511	625,393
Regeneron Pharmaceuticals, Inc.†	29,949	18,566,284
REGENXBIO, Inc.†	15,867	484,261
Relay Therapeutics, Inc.†	16,081	646,295
Replimune Group, Inc.†	18,400	496,800
Rocket Pharmaceuticals, Inc.†#	41,832	1,069,644
Royalty Pharma PLC, Class A†	105,992	4,385,949
Sage Therapeutics, Inc.†	49,195	2,579,786
Scholar Rock Holding Corp.†#	13,078	197,478
Seattle Genetics, Inc.†	75,594	11,969,554
Stoke Therapeutics, Inc.†#	23,049	676,949
Translate Bio, Inc.†#	38,034	535,899
Turning Point Therapeutics, Inc.†	19,437	1,519,585
Twist Bioscience Corp.†	22,777	1,592,796
Ultragenyx Pharmaceutical, Inc.†	74,412	6,329,485
Vaxart, Inc.†	30,800	182,644
Verily Life Sciences LLC, Series B†(1)(2)	6,986	637,210
Vertex Pharmaceuticals, Inc.†	112,835	31,494,505
WaVe Life Sciences, Ltd.†	39,568	495,787
Xencor, Inc.†#	57,293	2,048,225
Zai Lab, Ltd. ADR†	9,504	754,332
Zeneca, Inc. CVR†(1)	23,110	14,213
Zentalis Pharmaceuticals, Inc.†	15,867	545,825
Zymeworks, Inc.†	21,017	681,371

		275,401,531

Medical-Drugs - 16.9%

AbbVie, Inc.	161,750	15,490,797
Alector, Inc.†	31,243	403,660
Alkermes PLC†	9,817	162,373
Astellas Pharma, Inc.	167,400	2,630,763
AstraZeneca PLC ADR	293,954	16,461,424
Bayer AG	38,698	2,564,852
Bristol-Myers Squibb Co.	109,363	6,802,379
Bristol-Myers Squibb Co. CVR†	193,509	518,604
Chugai Pharmaceutical Co., Ltd.	68,000	3,030,996
Cyclerion Therapeutics, Inc.†	28,152	191,997
Cytokinetics, Inc.†	30,300	725,988
Daiichi Sankyo Co., Ltd.	37,600	3,353,701
Eisai Co., Ltd.#	32,200	2,816,721
Eli Lilly & Co.	120,276	17,847,756
Enanta Pharmaceuticals, Inc.†	18,760	979,084
Global Blood Therapeutics, Inc.†	38,199	2,398,133
Harmony Biosciences Holdings, Inc.†	17,518	620,488
Horizon Therapeutics PLC†	41,300	3,102,456
Intellia Therapeutics, Inc.†	27,523	593,946
Ipsen SA	26,850	2,781,198
Madrigal Pharmaceuticals, Inc.†#	4,300	463,110
Merck & Co., Inc.	351,192	29,946,142
Merck KGaA	26,217	3,555,661
Milestone Pharmaceuticals, Inc.†#	24,122	186,704
MyoKardia, Inc.†	63,669	6,967,935
Odonate Therapeutics, Inc.†	10,653	172,046
PRA Health Sciences, Inc.†	22,600	2,416,166
Progenics Pharmaceuticals, Inc. CVR†(1)	54,000	0
Protagonist Therapeutics, Inc.†	26,552	594,765
Reata Pharmaceuticals, Inc., Class A†	10,703	1,123,280
Roche Holding AG	31,375	10,957,561
Sanofi	58,901	5,965,471
Seres Therapeutics, Inc.†#	26,788	709,614
Tricida, Inc.†	22,898	242,032
uniQure NV†	20,000	815,400
Zogenix, Inc.†	14,165	335,286

		147,928,489

Medical-Generic Drugs - 0.0%

Arvinas, Inc.†	13,500	350,325

Medical-HMO - 11.2%

Anthem, Inc.	34,799	9,796,615
Centene Corp.†	257,248	15,774,447
Humana, Inc.	41,995	17,435,064
Molina Healthcare, Inc.†	34,493	6,380,170
UnitedHealth Group, Inc.	156,148	48,804,058

		98,190,354

Medical-Hospitals - 1.2%

HCA Healthcare, Inc.	77,103	10,464,419

Medical-Outpatient/Home Medical - 0.5%

Amedisys, Inc.†	11,590	2,803,621

Pennant Group, Inc.†	37,591	1,392,371

		4,195,992

Patient Monitoring Equipment - 0.6%

CareDx, Inc.†	23,146	790,436
Insulet Corp.†	19,400	4,234,050

		5,024,486

Pharmacy Services - 1.7%

Cigna Corp.	74,569	13,226,303
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	36,095	885,432
Option Care Health, Inc.†	36,679	426,210

		14,537,945

Physicians Practice Management - 0.1%

Accolade, Inc.†	12,628	424,427

Specified Purpose Acquisitions - 0.3%

ARYA Sciences Acquisition Corp.†	33,419	370,283
Churchill Capital Corp. III, Class A†#	43,725	503,712
Health Sciences Acquisitions Corp.†	39,862	446,454
Panacea Acquisition Corp.†	33,270	372,957
Therapeutics Acquisition Corp., Class A†	43,605	561,196

		2,254,602

Therapeutics - 1.9%

Agios Pharmaceuticals, Inc.†	37,229	1,526,761
Axsome Therapeutics, Inc.†	22,777	1,669,782
G1 Therapeutics, Inc.†#	12,912	198,199
GW Pharmaceuticals PLC ADR†#	11,710	1,217,255
Neurocrine Biosciences, Inc.†	64,264	7,481,615
Sarepta Therapeutics, Inc.†	28,783	4,214,407

		16,308,019

Veterinary Diagnostics - 0.3%

Elanco Animal Health, Inc.†	99,088	2,879,497

Total Common Stocks
(cost $575,018,344)		854,920,030

CONVERTIBLE PREFERRED SECURITIES - 1.7%
Applications Software - 0.2%

Outset Medical, Inc Series C†(1)(2)	320,192	704,422
Outset Medical, Inc. Series D†(1)(2)	171,126	496,950
Outset Medical, Inc. Series E†(1)(2)	152,385	335,247

		1,536,619

Commercial Services - 0.2%

Ginkgo Bioworks Series E†(1)(2)	8,722	1,309,957

Health Care Providers & Services - 0.1%

Freenome Holdings, Inc. Series B†(1)(2)	94,602	625,632
Freenome Holdings, Inc. Series C†(1)(2)	53,807	355,842

		981,474

Medical Information Systems - 0.1%

Doximity, Inc. Series C†(1)(2)	64,785	1,085,149

Medical Instruments - 0.0%

RefleXion Medical, Inc. Series C†(1)(2)	160,251	305,509

Medical Labs & Testing Services - 0.4%

Tempus Labs, Inc. Series D†(1)(2)	60,677	1,646,950
Tempus Labs, Inc. Series E†(1)(2)	39,722	1,107,549
Tempus Labs, Inc. Series F†(1)(2)	10,551	297,502
Tempus Labs, Inc. Series G†(1)(2)	6,661	189,044

		3,241,045

Medical Products - 0.0%

Kardium, Inc. Series D-5†(1)(2)	542,402	388,902

Medical-Biomedical/Gene - 0.4%

Atea Pharmaceuticals, Inc. Series D†(1)(2)	44,888	315,114
C4 Therapeutics, Inc. Series B†(1)(2)	335,355	352,123
Caris Life Sciences Series C†(1)(2)	217,911	601,434
Reflexion Medical, Inc. Series D†(1)(2)	67,040	127,808
Seer, Inc. Series D†(1)(2)	142,683	535,061
Seer, Inc. Series D-1†(1)(2)	121,873	457,024
Thrive Earlier Detection Corp., Series B†(1)(2)	199,654	495,940
VelosBio, Inc. Series B†(1)(2)	256,410	500,051

		3,384,555

Medical-Wholesale Drug Distribution - 0.0%

Insitro, Inc. Series B†(1)(2)	52,029	324,177

Pharmacy Services - 0.3%

JAND, Inc. (dba Warby Parker) Series E†(1)(2)	2,948	72,316
JAND, Inc. (dba Warby Parker) Series F†(1)(2)	34,881	855,652
JAND, Inc. (dba Warby Parker) Series D†(1)(2)	75,264	1,846,271

		2,774,239

Total Convertible Preferred Securities
(cost $11,863,765)		15,331,626

CONVERTIBLE BONDS & NOTES - 0.1%
Applications Software - 0.1%

Color Genomics, Inc. Notes 3.00% due 06/30/2021(1)(2)	543,971	543,971

Medical-Biomedical/Gene - 0.0%

Kronos Bio, Inc. 1.00% due 02/20/2022(1)(2)	300,626	300,626

Total Convertible Bonds & Notes
(cost $844,597)		844,597

Total Long-Term Investment Securities
(cost $587,726,706)		871,096,253

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(3)	500,035	500,035
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(3)(4)	4,186,643	4,186,643
T. Rowe Price Government Reserve Fund 0.11%(3)	3,732,397	3,732,397

Total Short-Term Investment Securities
(cost $8,419,075)		8,419,075

TOTAL INVESTMENTS
(cost $596,145,781)	100.3%	879,515,328
Liabilities in excess of other assets	(0.3)	(2,496,644)

NET ASSETS	100.0%	$877,018,684

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $1,546,192 representing 0.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alignment Healthcare Partners,
Class A-1	2/28/2020	87,707	1,062,887	$1,062,886	$12.12	0.12%
Generation Bio Co.	1/9/2020	48,484	478,836	1,438,448	29.67	0.16%
JAND, Inc. (dba Warby Parker).
Class A	4/23/2015	33,706	387,123
	3/9/2018	2,389	37,548

		36,095	424,671	885,432	24.53	0.10%
Outset Medical, Inc.	1/28/2020	88,985	195,769	195,767	2.20	0.02%
Verily Life Sciences LLC
Series B	1/25/2019	6,986	861,094	637,210	91.21	0.07%

Convertible Preferred Securities
Atea Pharmaceuticals, Inc.,
Series D	5/19/2020	44,888	315,114	315,114	7.02	0.04%
C4 Therapeutics, Inc.,
Series B	6/5/2020	335,355	352,123	352,123	1.05	0.04%
Caris Life Sciences,
Series C	8/14/2020	217,911	601,434	601,434	2.76	0.07%
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	1,085,149	16.75	0.12%
Freenome Holdings, Inc.
Series B	6/24/2019	94,602	431,111	625,632	6.61	0.07%
Freenome Holdings, Inc.
Series C	8/14/2020	53,807	355,842	355,842	6.61	0.04%
Gingko Bioworks
Series E	9/9/2019	6,443	967,674
	9/30/2019	2,279	324,284

		8,722	1,291,958	1,309,957	150.19	0.15%
Insitro, Inc.
Series B	5/21/2020	52,029	324,177	324,177	6.23	0.04%
JAND, Inc. (dba Warby Parker).
Series D	4/23/2015	75,264	864,430	1,846,271	24.53	0.21%
JAND, Inc. (dba Warby Parker).
Series E	3/9/2018	2,948	46,334	72,316	24.53	0.01%
JAND, Inc. (dba Warby Parker).
Series F	4/3/2020	34,881	679,939	855,652	24.53	0.10%
Kardium, Inc.
Series D-5	11/29/2018	542,402	525,533	388,902	0.72	0.04%
Outset Medical, Inc.
Series C	4/19/2017	320,192	829,778	704,422	2.20	0.08%
Outset Medical, Inc.
Series D	8/20/2018	171,126	532,202	496,950	2.90	0.06%
Outset Medical, Inc.
Series E	1/27/2020	152,385	335,247	335,247	2.20	0.04%
RefleXion Medical, Inc.
Series C	4/23/2018	160,251	271,145	305,509	1.91	0.04%
RefleXion Medical, Inc.
Series D	4/4/2020	67,040	127,808	127,808	1.91	0.02%
Seer, Inc.
Series D	11/15/2019	142,683	463,720	535,061	3.75	0.06%
Seer, Inc.
Series D-1	5/12/2020	121,873	457,024	457,024	3.75	0.05%
Tempus Labs, Inc.
Series D	3/20/2018	60,677	568,780	1,646,950	27.14	0.19%
Tempus Labs, Inc.
Series E	8/23/2018	39,722	665,058	1,107,549	27.88	0.13%
Tempus Labs, Inc.
Series F	5/1/2019	10,551	261,239	297,502	28.20	0.03%
Tempus Labs, Inc.
Series G	2/6/2020	6,661	255,465	189,044	28.38	0.02%
Thrive Earlier Detection Corp.
Series B	7/24/2020	199,654	495,941	495,940	2.48	0.06%
VelosBio, Inc.
Series B	7/7/2020	256,410	500,051	500,051	1.95	0.06%

Convertible Bonds & Notes
Color Genomics, Inc.	1/13/2020	543,971	543,971	543,971	1.00	0.06%
Kronos Bio, Inc.	8/20/2020	300,626	300,626	300,626	1.00	0.03%

				$20,395,966		2.33%

(3)	The rate shown is the 7-day yield as of August 31, 2020.
(4)

At August 31, 2020, the Fund had loaned securities with a total value of $13,768,538. This was secured by collateral of $4,186,643, which was received in cash and subsequently invested in short-term investments currently valued at $4,186,643 as reported in the Portfolio of Investments. Additional collateral of $8,692,417 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	$362,439
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	8,329,978

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Application Software	$—	$—		$195,767	$195,767
Health Care Providers & Services	—	—		1,062,886	1,062,886
Medical - Biomedical/Gene	271,200,099	2,475,186	#	1,726,246	275,401,531
Medical-Drugs	147,928,489	—		0	147,928,489
Pharmacy Services	13,652,513	—		885,432	14,537,945
Other Industries	415,793,412	—		—	415,793,412
Convertible Preferred Securities:	—	—		15,331,626	15,331,626
Convertible Bonds & Notes:	—	—		844,597	844,597
Short-Term Investment Securities	8,419,075	—		—	8,419,075

Total Investments at Value	$856,993,588	$2,475,186		$20,046,554	$879,515,328

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $1,036,738 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Convertible Bonds & Notes
Balance as of May 31, 2020	$3,688,502	$12,295,108	$543,971
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	181,830	2,169,575	—
Change in unrealized depreciation(1)	(1)		—
Net purchases	—	2,305,391	300,626
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	—	(1,438,448)	—

Balance as of August 31, 2020	$3,870,331	$15,331,626	$844,597

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2020 includes:

Common Stocks	Convertible Preferred Securities	Convertible Bonds & Notes
$181,827	$1,209,964	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2020.

(2)	Private Preferred Security was converted to Restricted Common Stock following the Company’s IPO listing. Security is now valued using Level 2 inputs

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 8/31/20	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$2,144,085	Market Approach	Market Transaction Price*	$2.20-$24.5306 ($16.137825)
	$637,210	Market Approach	Transaction Price*	$123.260
			Discount for Market Volatility	26.0%
	$1,089,036	Income Approach	Estimated Future Cash Distribution*	$0.00-$0.615 ($0.116591)
Convertible Preferred Securities	$10,119,579	Market Approach	Market Transaction Price*	$1.05-$150.19000 ($28.32029)
	$577,947	Market Approach	Transaction Price*	$0.96892-$38.3524($26.12438)
			Discount for Market Volatility	26.0%
	$496,950	Market Approach	Market Transaction Price*	$2.2000
			Conversion Rate*	1.3200
	$3,052,001	Market Approach	Market Transaction Price*	$38.3524
			Est. Discount Rate for Future Dividend Payout	15.0%
			Discount for Market Volatility	26.0%
	$1,085,149	Market Approach	Transaction Price*	$11.6000
			Gross Profit Multiple*	13.0x
			Revenue Multiple*	10.53x
			Discount for Lack of Marketability	10.0%
Convertible Bonds & Notes	$844,597	Market Approach	Market Transaction Price*	$100.0000

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount(1)	Value (Note 1)
ASSET BACKED SECURITIES - 0.8%
Diversified Financial Services - 0.8%

CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.23% (1 ML+1.07%) due 12/15/2037*(2)	$750,000	$749,545
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(2)	3,000,000	3,191,514
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(2)	2,040,000	2,176,564
Store Master Funding I-VII Series 2018-1A, Class A1 3.96% due 10/20/2048*	1,635,605	1,726,500

Total Asset Backed Securities
(cost $7,401,539)		7,844,123

U.S. CORPORATE BONDS & NOTES - 10.4%
Banks-Commercial - 0.6%

Truist Bank Sub. Notes 2.25% due 03/11/2030	1,627,000	1,691,250
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	3,600,000	3,587,904

		5,279,154

Banks-Super Regional - 0.2%

Wells Fargo & Co. FRS Senior Notes 1.62% (CPIYOY+1.50%) due 03/31/2021	2,000,000	1,936,000

Brewery - 0.3%

Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	3,000,000	3,220,522

Building Products-Cement - 0.2%

Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	2,000,000	2,239,846

Building Products-Wood - 0.4%

Masco Corp. Senior Notes 3.50% due 11/15/2027	3,009,000	3,262,884

Chemicals-Diversified - 0.4%

Dow Chemical Co. Senior Notes 5.25% due 11/15/2041	1,495,000	1,819,387
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,228,000	1,586,006

		3,405,393

Chemicals-Specialty - 0.6%

Huntsman International LLC Senior Notes 4.50% due 05/01/2029	4,800,000	5,314,945

Diversified Banking Institutions - 3.1%

Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,353,000	2,366,022
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	5,000,000	5,329,280
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,614,000	3,014,907
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,721,000	3,320,962
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,902,000	3,906,057
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	5,013,000	5,391,850
Morgan Stanley FRS Senior Notes 1.67% (CPIYOY+1.55%) due 08/24/2023	468,000	482,040
Morgan Stanley FRS Senior Notes 2.12% (CPIYOY+2.00%) due 06/09/2023	664,000	667,320
Morgan Stanley FRS Senior Notes 2.59% (CPIYOY+1.60%) due 09/26/2028	1,402,000	1,494,883
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,340,000	2,753,792

		28,727,113

Finance-Consumer Loans - 0.2%

SLM Corp. FRS Senior Notes 2.27% (CPIYOY+2.15%) due 12/15/2020	2,017,000	1,989,266

Food-Meat Products - 0.3%

Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	2,709,000	2,999,070

Gold Mining - 0.5%

Newmont Corp. Company Guar. Notes 2.25% due 10/01/2030	4,266,000	4,456,424

Industrial Gases - 0.4%

Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040	3,500,000	3,753,616

Medical-Drugs - 0.4%

Upjohn, Inc. Company Guar. Notes 3.85% due 06/22/2040*	3,627,000	3,943,150

Metal-Diversified - 0.2%

Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	1,912,000	2,098,420

Oil Companies-Exploration & Production - 0.3%

Apache Corp. Senior Notes 4.25% due 01/15/2030	1,800,000	1,751,454
Apache Corp. Senior Notes 4.88% due 11/15/2027	451,000	461,093
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028#	478,000	542,760

		2,755,307

Oil Companies-Integrated - 0.3%

BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	3,161,000	3,113,138

Paper & Related Products - 0.3%

Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	3,040,000	3,230,076

Pipelines - 1.1%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	580,000	612,141
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	887,000	873,282
Energy Transfer Operating LP Company Guar. Notes 5.80% due 06/15/2038	1,159,000	1,174,159
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	2,225,000	2,092,816
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050	1,622,000	1,518,767
MPLX LP Senior Notes 2.65% due 08/15/2030	1,730,000	1,718,419
MPLX LP Senior Notes 4.25% due 12/01/2027	2,274,000	2,539,720

		10,529,304

Steel-Producers - 0.4%

Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	494,000	489,754
Steel Dynamics, Inc. Senior Notes 3.25% due 01/15/2031	694,000	746,183
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	2,385,000	2,620,894

		3,856,831

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,487,474

Total U.S. Corporate Bonds & Notes
(cost $92,648,928)		97,597,933

FOREIGN CORPORATE BONDS & NOTES - 3.2%
Banks-Commercial - 0.1%

Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	675,000	724,475

Chemicals-Specialty - 0.1%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	910,000	915,809

Diversified Banking Institutions - 1.4%

BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	2,069,000	2,158,646
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	1,297,000	1,338,613
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	2,548,000	2,829,230
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	2,729,000	2,880,570
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	3,628,000	3,756,944

		12,964,003

Diversified Minerals - 1.0%

Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030*#	4,147,000	4,254,970
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	4,157,000	4,911,575

		9,166,545

Gold Mining - 0.3%

Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 05/13/2050*	810,000	961,078
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*	1,807,000	2,465,042

		3,426,120

Metal-Iron - 0.1%

Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	724,000	760,562

Oil Companies-Integrated - 0.2%

Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	2,352,000	2,236,529

Total Foreign Corporate Bonds & Notes
(cost $28,272,217)		30,194,043

U.S. GOVERNMENT AGENCIES - 1.5%
Federal Home Loan Bank - 1.2%

1.75% due 03/08/2030	5,100,000	5,456,161
3.25% due 11/16/2028	5,000,000	5,970,431

		11,426,592

Federal Home Loan Mtg. Corp. - 0.2%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 0.61% (1 ML+0.45%) due 12/15/2038(3)	186,553	187,088
Series 3925, Class FL 0.61% (1 ML+0.45%) due 01/15/2041(3)	831,638	833,815
Series 4001, Class FM 0.66% (1 ML+0.50%) due 02/15/2042(3)	290,621	292,467
Series 3355, Class BF 0.86% (1 ML+0.70%) due 08/15/2037(3)	307,380	313,594

		1,626,964

Federal National Mtg. Assoc. - 0.1%

Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 0.58% (1 ML+0.40%) due 09/25/2042(3)	515,902	516,717
Series 2011-103, Class FD 0.63% (1 ML+0.45%) due 05/25/2040(3)	417,911	419,444

		936,161

Government National Mtg. Assoc. - 0.0%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.71% (1 ML+0.55%) due 02/16/2040(3)	260,762	262,212

Total U.S. Government Agencies
(cost $13,717,316)		14,251,929

U.S. GOVERNMENT TREASURIES - 52.2%
United States Treasury Bonds - 20.8%

United States Treasury Bonds TIPS(4) 0.25% due 02/15/2050#	9,524,225	11,322,667
0.63% due 02/15/2043	6,552,771	8,014,730
0.75% due 02/15/2042	6,653,645	8,305,620
0.75% due 02/15/2045	8,584,931	10,893,138
0.88% due 02/15/2047	6,299,843	8,380,268
1.00% due 02/15/2046	7,516,332	10,125,321
1.00% due 02/15/2048	5,539,772	7,713,375
1.00% due 02/15/2049	5,121,550	7,201,780
1.38% due 02/15/2044	4,738,996	6,706,605
1.75% due 01/15/2028	14,025,876	17,239,500
2.00% due 01/15/2026	9,752,862	11,607,239
2.13% due 02/15/2040	2,862,048	4,370,045
2.13% due 02/15/2041	4,908,090	7,577,056
2.38% due 01/15/2025	4,102,230	4,814,351
2.38% due 01/15/2027	5,112,480	6,373,026
2.50% due 01/15/2029	10,204,420	13,473,820
3.63% due 04/15/2028	18,007,906	24,939,543
3.88% due 04/15/2029	18,422,825	26,795,495

		195,853,579

United States Treasury Notes - 31.4%

United States Treasury Notes TIPS(4)
0.13% due 04/15/2021	6,416,427	6,471,944
0.13% due 01/15/2022	7,971,670	8,137,020
0.13% due 04/15/2022	11,022,440	11,277,119
0.13% due 07/15/2022	9,302,972	9,601,866
0.13% due 01/15/2023	12,172,038	12,622,784
0.13% due 07/15/2024	9,145,506	9,757,112
0.13% due 10/15/2024	10,046,200	10,760,422
0.13% due 04/15/2025	25,944,620	27,899,588
0.13% due 07/15/2026	9,012,412	9,872,639
0.13% due 01/15/2030	11,721,294	13,110,679
0.13% due 07/15/2030	5,026,550	5,662,134
0.25% due 01/15/2025	7,726,433	8,320,553
0.25% due 07/15/2029	10,076,500	11,400,221
0.38% due 07/15/2023	13,290,840	14,052,208
0.38% due 07/15/2025	7,561,129	8,285,343
0.38% due 01/15/2027	9,325,842	10,371,174
0.38% due 07/15/2027	15,670,478	17,592,254
0.50% due 04/15/2024	9,197,820	9,849,931
0.50% due 01/15/2028	10,971,870	12,429,071
0.63% due 07/15/2021	15,781,818	16,097,146
0.63% due 04/15/2023	13,178,536	13,882,507
0.63% due 01/15/2024	8,284,950	8,876,224
0.63% due 01/15/2026	9,393,696	10,452,505
0.75% due 07/15/2028	10,473,666	12,196,093
0.88% due 01/15/2029	8,166,320	9,613,609
1.13% due 01/15/2021	6,480,540	6,546,358

		295,138,504

Total U.S. Government Treasuries
(cost $436,005,343)		490,992,083

FOREIGN GOVERNMENT OBLIGATIONS - 28.1%
Sovereign - 28.1%

Commonwealth of Australia Senior Notes 0.79% due 11/21/2027(4)	AUD 22,529,850	18,228,475
Commonwealth of Australia Senior Notes 3.78% due 09/20/2025(4)	AUD 26,453,700	23,081,507
Government of Canada Bonds 4.00% due 12/01/2031(4)	CAD 25,516,830	30,245,958
Government of Canada Bonds 4.25% due 12/01/2021(4)	CAD 37,974,150	30,909,767
Government of Canada Bonds 4.25% due 12/01/2026(4)	CAD 29,673,820	30,304,447
Government of New Zealand Senior Notes 2.22% due 09/20/2025(4)	NZD 67,478,200	51,290,489

Kingdom of Spain Bonds 0.30% due 11/30/2021(4)	EUR$	2,627,500	3,168,896
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(4)	EUR	9,705,933	13,402,523
Republic of Italy Bonds 0.40% due 04/11/2024*(4)	EUR	7,482,750	8,945,043
Republic of Italy Senior Notes 0.55% due 05/21/2026*(4)	EUR	32,945,880	39,201,720
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(4)	GBP	6,640,425	9,910,562
United Kingdom Gilt Treasury Bonds 1.25% due 11/22/2032(4)	GBP	2,695,900	5,790,938
United Mexican States Bonds 2.50% due 12/10/2020(4)	MXN	73	3

Total Foreign Government Obligations
(cost $245,550,331)			264,480,328

PREFERRED SECURITIES - 0.0%
Diversified Banking Institutions - 0.0%

Banco Santander SA 4.00% (cost $238,831)		9,950	229,447

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.1%
Banks-Commercial - 0.2%

Corestates Capital II FRS 0.93% (3 ML+0.65%) due 01/15/2027*		669,000	606,161
Standard Chartered PLC 6.00% due 07/26/2025*#(5)		732,000	766,587

			1,372,748

Banks-Money Center - 0.1%

BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	1,102,062

Diversified Banking Institutions - 0.7%

BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 09/21/2020(5)		3,161,000	3,034,955
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022#(5)		2,799,000	2,687,040
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(5)		366,000	384,728

			6,106,723

Electric-Integrated - 0.1%

WEC Energy Group, Inc. FRS 2.39% (3 ML+2.11%) due 05/15/2067		819,000	676,462
Insurance-Life/Health - 1.0%

Prudential Financial, Inc. 5.70% due 09/15/2048		8,376,000	9,660,372
Insurance-Multi-line - 0.3%

Hartford Financial Services Group, Inc. FRS 2.41% (3 ML+2.13%) due 02/12/2067*		3,832,000	3,228,000
Pipelines - 0.7%

Enbridge, Inc. 5.50% due 07/15/2077		2,670,000	2,605,266
Energy Transfer Operating LP 6.25% due 02/15/2023(5)		2,554,000	1,861,100
EnLink Midstream Partners LP 6.00% due 12/15/2022(5)		475,000	190,000
Enterprise Products Operating LLC 5.25% due 08/16/2077		1,029,000	987,840
MPLX LP Series B 6.88% due 02/15/2023(5)		1,271,000	1,131,190

			6,775,396

Total Preferred Securities/Capital Securities
(cost $29,072,411)			28,921,763

ESCROWS AND LITIGATION TRUSTS - 0.0%
Escrows and Litigation Trusts - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†		400,000	4,000
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†		578,000	6,936
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/12/2014†		1,000,000	10,000

Total Escrows And Litigation Trusts
(cost $0)			20,936

Total Long-Term Investment Securities
(cost $852,906,916)			934,532,585

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Registered Investment Companies - 1.7%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(6)		2,430,661	2,430,661
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(6)(7)		13,284,845	13,284,845

Total Short-Term Investment Securities
(cost $15,715,506)			15,715,506

TOTAL INVESTMENTS
(cost $868,622,422)		101.0%	950,248,091
Liabilities in excess of other assets		(1.0)	(9,303,749)

NET ASSETS		100.0%	$940,944,342

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $107,955,548 representing 11.5% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Principal amount of security is adjusted for inflation.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	The rate shown is the 7-day yield as of August 31, 2020.
(7)

At August 31, 2020, the Fund had loaned securities with a total value of $18,779,522. This was secured by collateral of $13,284,845, which was received in cash and subsequently invested in short-term investments currently valued at $13,284,845 as reported in the Portfolio of Investments. Additional collateral of $5,718,568 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Bills	0.00%	10/08/2020 to 01/07/2021	$464,865
United States Treasury Notes/Bonds	0.13% to 3.63%	09/30/2020 to 05/15/2050	5,253,703

AUD Australian Dollar

CAD Canadian Dollar

EUR Euro Currency

GBP British Pound

MXN Mexican Peso

NZD New Zealand Dollar

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

USD U.S. Dollar

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

CPIYOY - CPI Urban Consumers YoY NSA

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,844,123	$—	$7,844,123
U.S. Corporate Bonds & Notes	—	97,597,933	—	97,597,933
Foreign Corporate Bonds & Notes:	—	30,194,043	—	30,194,043
U.S. Government Agencies	—	14,251,929	—	14,251,929
U.S. Government Treasuries	—	490,992,083	—	490,992,083
Foreign Government Obligations	—	264,480,328	—	264,480,328
Preferred Securities	229,447	—	—	229,447
Preferred Securities/Capital Securities	—	28,921,763	—	28,921,763
Escrows and Litigation Trusts	—	20,936	—	20,936
Short-Term Investment Securities	15,715,506	—	—	15,715,506

Total Investment at Value	$15,944,953	$934,303,138	$—	$950,248,091

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate Bonds & Notes
Balance as of 05/31/2020	$9,640,000
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	300,000
Realized Loss	—
Change in unrealized appreciation(1)	360,000
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	(10,300,000)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 08/31/2020	$—

There were no Level 3 securities at the end of the reporting period. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 92.8%
Australia - 6.3%

Afterpay, Ltd.†	19,326	$1,303,376
AGL Energy, Ltd.	57,821	631,159
AMP, Ltd.†#	310,963	350,907
Ampol, Ltd.	22,595	433,622
APA Group	106,764	821,298
Aristocrat Leisure, Ltd.	52,001	1,088,084
ASX, Ltd.	17,518	1,128,468
Aurizon Holdings, Ltd.	176,716	566,966
AusNet Services#	168,613	226,958
Australia & New Zealand Banking Group, Ltd.	256,634	3,460,047
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	266,558	7,453,102
BlueScope Steel, Ltd.	45,744	428,142
Brambles, Ltd.	139,643	1,142,200
CIMIC Group, Ltd.#	8,788	137,215
Coca-Cola Amatil, Ltd.	45,858	307,785
Cochlear, Ltd.	5,801	822,119
Coles Group, Ltd.	120,702	1,578,392
Commonwealth Bank of Australia	160,181	8,066,703
Computershare, Ltd.	44,048	431,760
Crown Resorts, Ltd.#	33,700	223,948
CSL, Ltd.	41,070	8,663,582
Dexus	99,209	646,105
Evolution Mining, Ltd.	146,513	599,737
Fortescue Metals Group, Ltd.	153,231	1,968,731
Goodman Group	148,901	2,010,840
GPT Group	176,260	497,902
Insurance Australia Group, Ltd.	209,117	735,698
LendLease Group	59,849	512,926
Macquarie Group, Ltd.	30,463	2,869,162
Magellan Financial Group, Ltd.	11,546	504,558
Medibank Private, Ltd.	249,198	501,763
Mirvac Group	355,966	553,965
National Australia Bank, Ltd.	289,207	3,824,553
Newcrest Mining, Ltd.	73,104	1,723,215
Northern Star Resources, Ltd.	66,964	674,164
Orica, Ltd.	36,606	469,239
Origin Energy, Ltd.	159,365	658,222
Qantas Airways, Ltd.†	66,099	192,080
QBE Insurance Group, Ltd.	131,282	1,027,335
Ramsay Health Care, Ltd.	16,180	776,398
REA Group, Ltd.#	4,767	401,411
Rio Tinto, Ltd.	33,590	2,427,882
Santos, Ltd.	160,217	670,013
Scentre Group	474,033	790,148
SEEK, Ltd.	30,264	461,380
Sonic Healthcare, Ltd.	40,836	965,301
South32, Ltd.	443,356	686,694
Stockland	215,750	630,141
Suncorp Group, Ltd.	114,098	782,623
Sydney Airport	100,196	422,706
Tabcorp Holdings, Ltd.	183,259	489,289
Telstra Corp., Ltd.	376,661	802,860
TPG Telecom, Ltd.†#	33,582	203,844
Transurban Group	247,481	2,456,849
Treasury Wine Estates, Ltd.	65,145	444,441
Tuas, Ltd.†	16,790	6,192
Vicinity Centres	288,982	307,985
Washington H. Soul Pattinson & Co., Ltd.#	9,748	150,479
Wesfarmers, Ltd.	102,596	3,595,824
Westpac Banking Corp.	326,806	4,227,768
WiseTech Global, Ltd.	12,964	269,446
Woodside Petroleum, Ltd.	85,264	1,231,317
Woolworths Group, Ltd.	114,122	3,355,886

		85,792,905

Austria - 0.1%

ANDRITZ AG	6,587	220,411
Erste Group Bank AG†	25,279	614,797
OMV AG†	13,326	433,505
Raiffeisen Bank International AG†#	13,394	239,756
Verbund AG	6,162	330,904
voestalpine AG	10,502	260,803

		2,100,176

Belgium - 0.9%

Ageas	16,155	678,606
Anheuser-Busch InBev SA NV	68,946	4,015,515
Colruyt SA	5,010	316,870
Elia Group SA/NV#	2,795	300,521
Galapagos NV†#	3,803	516,914
Groupe Bruxelles Lambert SA	10,548	976,535
KBC Group NV	22,607	1,297,645
Proximus SADP	13,764	272,495
Sofina SA	1,395	418,678
Solvay SA	6,706	581,309
Telenet Group Holding NV	4,147	161,233
UCB SA	11,440	1,358,640
Umicore SA	17,837	819,290

		11,714,251

Bermuda - 0.2%

CK Infrastructure Holdings, Ltd.	60,000	317,411
Dairy Farm International Holdings, Ltd.	30,626	128,017
Hongkong Land Holdings, Ltd.	105,600	404,448
Jardine Matheson Holdings, Ltd.	19,886	835,212
Jardine Strategic Holdings, Ltd.	20,061	402,423
Kerry Properties, Ltd.	59,500	154,696
NWS Holdings, Ltd.	142,000	120,743

		2,362,950

Cayman Islands - 0.6%

ASM Pacific Technology, Ltd.	27,800	298,977
BeiGene, Ltd. ADR†	3,491	843,321
Budweiser Brewing Co. APAC, Ltd.*	155,800	525,686
CK Asset Holdings, Ltd.	233,808	1,270,073
CK Hutchison Holdings, Ltd.	244,308	1,599,782
Melco Resorts & Entertainment, Ltd. ADR	19,770	385,910
Sands China, Ltd.	219,600	969,049
WH Group, Ltd.*	866,000	747,534
Wharf Real Estate Investment Co., Ltd.#	161,000	669,950
Wynn Macau, Ltd.	141,200	265,631

		7,575,913

Denmark - 2.3%

Ambu A/S, Class B#	14,773	434,357
AP Moller - Maersk A/S, Series A#	292	415,695
AP Moller - Maersk A/S, Series B	592	907,696

Carlsberg A/S, Class B	9,679	1,360,226
Chr. Hansen Holding A/S	9,545	1,095,946
Coloplast A/S, Class B	10,750	1,824,225
Danske Bank A/S†	62,412	965,949
Demant A/S†#	9,988	298,152
DSV PANALPINA A/S	19,138	2,992,666
Genmab A/S†	5,888	2,223,935
GN Store Nord A/S	11,586	839,373
H. Lundbeck A/S	6,307	207,077
Novo Nordisk A/S, Class B	160,109	10,604,800
Novozymes A/S, Class B	19,322	1,143,339
Orsted A/S*	17,117	2,421,980
Pandora A/S	9,049	660,942
Tryg A/S	10,936	335,743
Vestas Wind Systems A/S	17,998	2,736,496

		31,468,597

Finland - 1.2%

Elisa Oyj	12,870	757,016
Fortum Oyj	40,189	849,603
Kone Oyj, Class B	30,755	2,636,635
Neles Oyj	9,523	130,007
Neste Oyj	38,281	2,047,039
Nokia Oyj†	511,596	2,486,315
Nordea Bank Abp†	293,170	2,359,988
Orion Oyj, Class B	9,515	446,468
Sampo Oyj, Class A	42,621	1,715,568
Stora Enso Oyj, Class R	52,640	774,545
UPM-Kymmene Oyj	48,295	1,464,451
Wartsila Oyj Abp	40,157	343,309

		16,010,944

France - 9.5%

Accor SA†	17,144	526,609
Aeroports de Paris	2,686	281,429
Air Liquide SA	42,809	7,103,526
Alstom SA†	17,380	967,333
Amundi SA†*	5,488	426,347
Arkema SA	6,240	691,780
Atos SE†	8,893	769,404
AXA SA	175,014	3,566,374
BioMerieux	3,749	568,181
BNP Paribas SA†	101,780	4,441,155
Bollore SA	79,849	299,966
Bouygues SA†	20,621	818,218
Bureau Veritas SA†	26,581	602,530
Capgemini SE	14,557	2,015,105
Carrefour SA	54,785	879,984
Casino Guichard Perrachon SA†#	3,924	101,849
Cie de Saint-Gobain†	46,822	1,898,634
Cie Generale des Etablissements Michelin SCA	15,355	1,733,807
CNP Assurances†	15,532	207,964
Covivio	4,343	321,847
Credit Agricole SA†	104,409	1,070,035
Danone SA	55,876	3,674,048
Dassault Aviation SA†	227	206,554
Dassault Systemes SE	11,896	2,240,853
Edenred	22,041	1,138,115
Eiffage SA†	7,537	694,538
Electricite de France SA	56,167	589,971
Engie SA†	165,269	2,298,643
EssilorLuxottica SA†	25,734	3,442,554
Eurazeo SE†	3,557	187,703
Faurecia SE†	6,870	299,320
Gecina SA	4,148	570,242
Getlink SE†	39,814	610,055
Hermes International	2,866	2,460,450
ICADE	2,698	174,666
Iliad SA#	1,339	286,023
Ingenico Group SA†#	5,477	929,416
Ipsen SA	3,413	353,528
JCDecaux SA†	7,703	146,986
Kering SA	6,856	4,210,256
Klepierre SA#	17,801	292,939
L’Oreal SA	22,726	7,509,549
La Francaise des Jeux SAEM*	7,777	288,536
Legrand SA	24,155	2,014,894
LVMH Moet Hennessy Louis Vuitton SE	25,134	11,781,511
Natixis SA†	85,593	235,438
Orange SA	180,523	2,009,935
Orpea†	4,677	561,758
Pernod Ricard SA	19,214	3,290,316
Peugeot SA†	53,218	912,606
Publicis Groupe SA†	19,580	686,253
Remy Cointreau SA	2,042	336,038
Renault SA†	17,393	494,822
Safran SA†	28,996	3,357,123
Sanofi	102,110	10,341,663
Sartorius Stedim Biotech	2,502	895,131
Schneider Electric SE	50,028	6,193,971
SCOR SE†	14,347	383,853
SEB SA	2,048	359,510
Societe Generale SA†	73,357	1,188,976
Sodexo SA	8,006	572,856
Suez SA	31,272	541,304
Teleperformance	5,313	1,638,326
Thales SA	9,641	753,583
TOTAL SE	223,661	8,834,585
Ubisoft Entertainment SA†	8,188	673,819
Valeo SA	20,720	632,991
Veolia Environnement SA	48,763	1,175,465
Vinci SA	46,626	4,372,281
Vivendi SA	75,031	2,131,011
Wendel SE	2,426	248,831
Worldline SA†*	12,407	1,140,350

		129,656,222

Germany - 8.8%

adidas AG†	17,228	5,234,331
Allianz SE	37,748	8,176,856
BASF SE	83,109	5,064,036
Bayer AG	88,895	5,891,842
Bayerische Motoren Werke AG	29,960	2,150,529
Bayerische Motoren Werke AG (Preference Shares)	5,146	289,240
Beiersdorf AG	9,121	1,053,624

Brenntag AG	13,980	875,192
Carl Zeiss Meditec AG	3,642	410,280
Commerzbank AG†	90,656	526,100
Continental AG	9,954	1,083,329
Covestro AG*	15,731	748,275
Daimler AG	77,444	3,941,158
Delivery Hero SE†*	11,583	1,244,308
Deutsche Bank AG†	177,663	1,701,414
Deutsche Boerse AG	17,192	3,249,746
Deutsche Lufthansa AG†#	21,635	225,392
Deutsche Post AG	89,509	4,071,810
Deutsche Telekom AG	301,591	5,308,579
Deutsche Wohnen SE	30,922	1,647,251
E.ON SE	203,151	2,402,484
Evonik Industries AG	18,975	550,245
Fraport AG Frankfurt Airport Services Worldwide†	3,765	171,451
Fresenius Medical Care AG & Co. KGaA	19,283	1,635,188
Fresenius SE & Co. KGaA	37,826	1,751,419
Fuchs Petrolub SE (Preference Shares)	6,289	297,347
GEA Group AG	13,882	506,260
Hannover Rueck SE	5,456	928,457
HeidelbergCement AG	13,465	855,163
Henkel AG & Co. KGaA	9,403	844,386
Henkel AG & Co. KGaA (Preference Shares)	16,121	1,646,003
HOCHTIEF AG	2,237	198,346
Infineon Technologies AG	113,191	3,128,372
KION Group AG	5,877	496,964
Knorr-Bremse AG	4,376	556,049
LANXESS AG	7,517	439,640
LEG Immobilien AG	6,244	918,445
Merck KGaA	11,695	1,586,126
METRO AG	16,293	161,223
MTU Aero Engines AG	4,804	890,026
Muenchener Rueckversicherungs-Gesellschaft AG	13,059	3,766,643
Nemetschek SE	5,226	415,347
Porsche Automobil Holding SE (Preference Shares)†	13,856	848,249
Puma SE†	7,506	619,665
RWE AG	52,844	2,099,944
SAP SE	94,488	15,565,014
Sartorius AG (Preference Shares)	3,218	1,363,271
Scout24 AG*	9,736	905,659
Siemens AG	69,222	9,554,220
Siemens Healthineers AG*	13,573	617,119
Symrise AG	11,641	1,605,196
TeamViewer AG†*	11,763	636,876
Telefonica Deutschland Holding AG	94,218	260,400
thyssenkrupp AG†	36,615	263,216
Uniper SE	18,213	596,394
United Internet AG	9,275	455,351
Volkswagen AG†	2,937	526,431
Volkswagen AG (Preference Shares)†	16,793	2,792,364
Vonovia SE	46,615	3,337,681
Zalando SE†*	13,728	1,198,202

		120,284,128

Hong Kong - 2.4%

AIA Group, Ltd.	1,093,800	11,262,321
Bank of East Asia, Ltd.	118,400	267,042
BOC Hong Kong Holdings, Ltd.	335,000	950,943
CLP Holdings, Ltd.	148,500	1,459,095
Galaxy Entertainment Group, Ltd.	196,000	1,543,934
Hang Lung Properties, Ltd.	183,000	515,929
Hang Seng Bank, Ltd.	69,200	1,088,421
Henderson Land Development Co., Ltd.	131,231	517,291
Hong Kong & China Gas Co., Ltd.	964,546	1,403,845
Hong Kong Exchanges & Clearing, Ltd.	108,400	5,471,611
Link REIT	186,800	1,487,131
MTR Corp., Ltd.	139,500	726,281
New World Development Co., Ltd.	138,750	720,586
PCCW, Ltd.	384,000	240,799
Power Assets Holdings, Ltd.	125,500	718,975
Sino Land Co., Ltd.	284,000	330,897
SJM Holdings, Ltd.	180,000	247,581
Sun Hung Kai Properties, Ltd.	118,000	1,586,488
Swire Pacific, Ltd., Class A	45,000	245,026
Swire Properties, Ltd.	105,800	286,676
Techtronic Industries Co., Ltd.	124,000	1,574,359
Wharf Holdings, Ltd.	65,000	126,810

		32,772,041

Ireland - 0.7%

CRH PLC	71,055	2,628,598
DCC PLC	8,904	788,893
Flutter Entertainment PLC†	12,422	2,094,602
James Hardie Industries PLC CDI	40,085	911,480
Kerry Group PLC, Class A	14,375	1,886,985
Kingspan Group PLC†#	13,921	1,195,279
Smurfit Kappa Group PLC	20,450	724,311

		10,230,148

Isle of Man - 0.0%

GVC Holdings PLC†	52,730	571,400

Israel - 0.6%

Azrieli Group, Ltd.	3,840	207,199
Bank Hapoalim BM	102,692	622,682
Bank Leumi Le-Israel BM	132,687	680,355
Check Point Software Technologies, Ltd.†	10,533	1,329,896
CyberArk Software, Ltd.†	3,428	378,794
Elbit Systems, Ltd.	2,398	323,837
ICL Group, Ltd.	63,724	237,271
Israel Discount Bank, Ltd., Class A	105,327	337,855
Mizrahi Tefahot Bank, Ltd.	12,758	260,184
NICE, Ltd.†	5,622	1,287,155
Teva Pharmaceutical Industries, Ltd. ADR†	98,894	976,084
Wix.com, Ltd.†	4,629	1,363,842

		8,005,154

Italy - 1.7%

Assicurazioni Generali SpA	99,429	1,543,090
Atlantia SpA†	44,833	713,175
DiaSorin SpA	2,278	411,845
Enel SpA	735,952	6,665,028
Eni SpA	230,189	2,142,629
FinecoBank Banca Fineco SpA†	55,136	835,616
Infrastrutture Wireless Italiane SpA*	21,717	211,604
Intesa Sanpaolo SpA†	1,346,724	2,901,161
Leonardo SpA	36,620	247,694
Mediobanca Banca di Credito Finanziario SpA	56,197	488,351
Moncler SpA†	17,530	678,836
Nexi SpA†*	34,083	606,637
Pirelli & C SpA†#*	36,194	156,399
Poste Italiane SpA*	47,274	433,827
Prysmian SpA	21,837	610,827
Recordati Industria Chimica e Farmaceutica SpA	9,461	515,627
Snam SpA	184,311	943,575
Telecom Italia SpA	756,616	360,080
Telecom Italia SpA (RSP)	545,429	257,621
Terna Rete Elettrica Nazionale SpA	127,313	920,386
UniCredit SpA†	191,984	1,890,109

		23,534,117

Japan - 23.3%

ABC-Mart, Inc.#	3,000	158,051
Acom Co., Ltd.	36,100	141,108
Advantest Corp.	18,100	866,421
Aeon Co., Ltd.#	59,200	1,469,450
Aeon Mall Co., Ltd.#	9,300	123,192
AGC, Inc.	17,500	496,507
Air Water, Inc.	16,600	233,527
Aisin Seiki Co., Ltd.	14,700	505,892
Ajinomoto Co., Inc.	42,200	787,303
Alfresa Holdings Corp.	17,000	341,878
Amada Co., Ltd.	30,000	267,384
ANA Holdings, Inc.†#	10,400	259,963
Aozora Bank, Ltd.	10,700	192,452
Asahi Group Holdings, Ltd.	35,000	1,226,974
Asahi Intecc Co., Ltd.	17,700	525,577
Asahi Kasei Corp.	113,500	953,737
Astellas Pharma, Inc.	168,500	2,648,050
Bandai Namco Holdings, Inc.	18,100	1,125,664
Bank of Kyoto, Ltd.	5,100	217,646
Benesse Holdings, Inc.	6,500	165,760
Bridgestone Corp.	48,400	1,535,877
Brother Industries, Ltd.	20,200	334,712
Calbee, Inc.	7,900	246,514
Canon, Inc.	90,500	1,565,368
Casio Computer Co., Ltd.	17,600	283,986
Central Japan Railway Co.	13,100	1,965,340
Chiba Bank, Ltd.	48,000	249,256
Chubu Electric Power Co., Inc.	58,300	720,803
Chugai Pharmaceutical Co., Ltd.	60,900	2,714,525
Chugoku Electric Power Co., Inc.#	26,300	320,820
Coca-Cola Bottlers Japan Holdings, Inc.	11,202	186,991
Concordia Financial Group, Ltd.	95,800	318,384
Cosmos Pharmaceutical Corp.	1,810	318,713
CyberAgent, Inc.	9,149	488,050
Dai Nippon Printing Co., Ltd.	22,000	468,187
Dai-ichi Life Holdings, Inc.	97,600	1,479,458
Daicel Corp.	22,500	163,575
Daifuku Co., Ltd.	9,191	809,631
Daiichi Sankyo Co., Ltd.	51,300	4,575,661
Daikin Industries, Ltd.	22,500	4,241,255
Daito Trust Construction Co., Ltd.	5,800	514,807
Daiwa House Industry Co., Ltd.	51,200	1,373,116
Daiwa House REIT Investment Corp.#	179	468,140
Daiwa Securities Group, Inc.	130,700	589,856
Denso Corp.	39,200	1,649,572
Dentsu Group, Inc.	19,600	515,191
Disco Corp.	2,600	607,072
East Japan Railway Co.	27,400	1,784,240
Eisai Co., Ltd.	22,800	1,994,448
Electric Power Development Co., Ltd.	12,400	187,203
ENEOS Holdings, Inc.	277,700	1,089,667
FANUC Corp.	17,500	3,074,045
Fast Retailing Co., Ltd.	5,300	3,166,539
Fuji Electric Co., Ltd.	11,500	359,935
FUJIFILM Holdings Corp.	32,600	1,553,128
Fujitsu, Ltd.	17,800	2,322,579
Fukuoka Financial Group, Inc.	15,600	258,490
GLP J-REIT#	330	509,730
GMO Payment Gateway, Inc.	3,700	391,606
Hakuhodo DY Holdings, Inc.	21,100	262,966
Hamamatsu Photonics KK	12,700	579,153
Hankyu Hanshin Holdings, Inc.	20,700	673,290
Hikari Tsushin, Inc.	1,900	459,595
Hino Motors, Ltd.	26,000	175,273
Hirose Electric Co., Ltd.	2,935	332,808
Hisamitsu Pharmaceutical Co., Inc.#	4,600	212,378
Hitachi Construction Machinery Co., Ltd.	9,700	340,688
Hitachi Metals, Ltd.	19,400	291,417
Hitachi, Ltd.	87,500	2,916,254
Honda Motor Co., Ltd.	147,500	3,800,477
Hoshizaki Corp.	4,600	352,226
Hoya Corp.	34,200	3,363,008
Hulic Co., Ltd.	27,400	249,902
Idemitsu Kosan Co., Ltd.#	17,776	392,057
Iida Group Holdings Co., Ltd.	13,300	259,935
Inpex Corp.	92,600	589,094
Isetan Mitsukoshi Holdings, Ltd.	30,500	168,173
Isuzu Motors, Ltd.	49,900	494,218
Ito En, Ltd.	4,843	293,099
ITOCHU Corp.#	121,900	3,134,539
Itochu Techno-Solutions Corp.	8,700	315,423
Japan Airlines Co., Ltd.	10,300	205,582
Japan Airport Terminal Co., Ltd.#	4,600	207,166
Japan Exchange Group, Inc.	46,100	1,196,080
Japan Post Bank Co., Ltd.#	36,600	294,763
Japan Post Holdings Co., Ltd.	142,500	1,054,405
Japan Post Insurance Co., Ltd.	20,400	326,277
Japan Prime Realty Investment Corp.	71	214,847
Japan Real Estate Investment Corp.	119	667,384
Japan Retail Fund Investment Corp.#	237	357,799
Japan Tobacco, Inc.	108,600	2,032,757

JFE Holdings, Inc.	44,500	337,379
JGC Holdings Corp.	19,900	220,015
JSR Corp.	18,400	392,617
JTEKT Corp.	18,600	143,827
Kajima Corp.	40,700	507,621
Kakaku.com, Inc.	12,200	325,633
Kamigumi Co., Ltd.	8,900	184,025
Kansai Electric Power Co., Inc.	63,700	627,888
Kansai Paint Co., Ltd.	16,000	382,042
Kao Corp.	43,600	3,321,611
Kawasaki Heavy Industries, Ltd.	12,900	182,937
KDDI Corp.	149,200	4,335,907
Keihan Holdings Co., Ltd.	8,700	375,386
Keikyu Corp.	19,999	298,715
Keio Corp.	9,300	562,838
Keisei Electric Railway Co., Ltd.	11,700	344,654
Keyence Corp.	16,500	6,804,702
Kikkoman Corp.	13,200	717,859
Kintetsu Group Holdings Co., Ltd.	15,500	681,962
Kirin Holdings Co., Ltd.	74,400	1,464,608
Kobayashi Pharmaceutical Co., Ltd.	4,501	401,165
Kobe Bussan Co., Ltd.	5,570	328,683
Koito Manufacturing Co., Ltd.	9,500	461,030
Komatsu, Ltd.	79,200	1,722,861
Konami Holdings Corp.	8,400	323,977
Kose Corp.	2,979	349,610
Kubota Corp.	93,900	1,699,092
Kuraray Co., Ltd.	28,900	296,053
Kurita Water Industries, Ltd.	8,900	278,978
Kyocera Corp.	29,000	1,666,648
Kyowa Kirin Co., Ltd.	24,400	631,684
Kyushu Electric Power Co., Inc.	34,300	304,090
Kyushu Railway Co.	13,500	298,003
Lasertec Corp.†	6,825	515,508
Lawson, Inc.#	4,500	222,207
LINE Corp.†	5,500	280,414
Lion Corp.	20,300	430,475
LIXIL Group Corp.	24,100	443,705
M3, Inc.	39,900	2,313,044
Makita Corp.	20,300	939,149
Marubeni Corp.	149,400	902,197
Marui Group Co., Ltd.	17,200	314,558
Maruichi Steel Tube, Ltd.	5,100	136,896
Mazda Motor Corp.	51,500	330,643
McDonald’s Holdings Co. Japan, Ltd.	6,000	294,576
Mebuki Financial Group, Inc.	85,400	207,221
Medipal Holdings Corp.	16,600	317,691
MEIJI Holdings Co., Ltd.	10,400	840,523
Mercari, Inc.†#	7,700	349,686
Minebea Mitsumi, Inc.	32,800	569,506
MISUMI Group, Inc.	25,700	675,045
Mitsubishi Chemical Holdings Corp.	115,900	678,231
Mitsubishi Corp.	122,300	2,901,183
Mitsubishi Electric Corp.	165,100	2,280,520
Mitsubishi Estate Co., Ltd.	107,000	1,678,521
Mitsubishi Gas Chemical Co., Inc.	14,300	255,716
Mitsubishi Heavy Industries, Ltd.	29,000	721,064
Mitsubishi Materials Corp.	10,100	212,461
Mitsubishi Motors Corp.	60,700	146,141
Mitsubishi UFJ Financial Group, Inc.	1,106,100	4,621,151
Mitsubishi UFJ Lease & Finance Co., Ltd.	36,500	172,653
Mitsui & Co., Ltd.	149,800	2,707,050
Mitsui Chemicals, Inc.	16,700	393,080
Mitsui Fudosan Co., Ltd.	84,200	1,526,356
Miura Co., Ltd.	7,936	325,188
Mizuho Financial Group, Inc.	2,182,800	2,963,571
MonotaRO Co., Ltd.	11,300	447,028
MS&AD Insurance Group Holdings, Inc.	40,300	1,119,032
Murata Manufacturing Co., Ltd.	52,000	3,083,227
Nabtesco Corp.	10,200	323,099
Nagoya Railroad Co., Ltd.	16,900	472,144
NEC Corp.	20,400	1,076,675
Nexon Co., Ltd.	43,800	1,026,818
NGK Insulators, Ltd.	23,700	337,213
NGK Spark Plug Co., Ltd.	14,200	244,677
NH Foods, Ltd.	7,500	340,249
Nidec Corp.	40,500	3,407,407
Nihon M&A Center, Inc.	13,524	674,189
Nikon Corp.	27,200	213,666
Nintendo Co., Ltd.	10,100	5,410,697
Nippon Building Fund, Inc.#	115	693,811
Nippon Express Co., Ltd.	6,700	396,629
Nippon Paint Holdings Co., Ltd.	13,300	1,142,709
Nippon Prologis REIT, Inc.	190	622,480
Nippon Shinyaku Co., Ltd.	4,100	338,715
Nippon Steel Corp.	73,100	720,889
Nippon Telegraph & Telephone Corp.	116,500	2,652,502
Nippon Yusen KK	13,900	217,591
Nissan Chemical Corp.	11,200	594,288
Nissan Motor Co., Ltd.	210,100	855,952
Nisshin Seifun Group, Inc.	17,900	295,925
Nissin Foods Holdings Co., Ltd.	5,700	570,457
Nitori Holdings Co., Ltd.	7,300	1,528,716
Nitto Denko Corp.	14,400	875,570
Nomura Holdings, Inc.	284,500	1,462,590
Nomura Real Estate Holdings, Inc.	10,500	201,147
Nomura Real Estate Master Fund, Inc.#	384	492,712
Nomura Research Institute, Ltd.	29,000	771,855
NSK, Ltd.	32,400	248,701
NTT Data Corp.	57,100	653,403
NTT DOCOMO, Inc.	105,600	2,950,200
Obayashi Corp.	58,800	575,703
OBIC Co., Ltd.	6,300	1,117,660
Odakyu Electric Railway Co., Ltd.	26,699	661,205
Oji Holdings Corp.	78,000	352,755
Olympus Corp.	105,400	2,088,794
Omron Corp.	16,800	1,232,460
Ono Pharmaceutical Co., Ltd.	33,500	1,011,816
Oracle Corp. Japan	3,500	411,084
Oriental Land Co., Ltd.	18,100	2,459,132
ORIX Corp.	119,900	1,496,557
Orix JREIT, Inc.#	237	352,876
Osaka Gas Co., Ltd.	33,900	663,501
Otsuka Corp.	9,500	466,412
Otsuka Holdings Co., Ltd.	35,300	1,552,114

Pan Pacific International Holdings Corp.	37,300	877,253
Panasonic Corp.	199,830	1,845,006
Park24 Co., Ltd.	9,800	177,282
PeptiDream, Inc.†	8,500	345,489
Persol Holdings Co., Ltd.	16,074	251,168
Pigeon Corp.	10,500	480,314
Pola Orbis Holdings, Inc.	8,332	151,119
Rakuten, Inc.	77,900	686,217
Recruit Holdings Co., Ltd.	115,083	4,374,490
Renesas Electronics Corp.†	69,600	438,306
Resona Holdings, Inc.	189,300	697,040
Ricoh Co., Ltd.	60,700	454,469
Rinnai Corp.	3,300	305,651
Rohm Co., Ltd.	8,000	515,130
Ryohin Keikaku Co., Ltd.	21,640	339,163
Santen Pharmaceutical Co., Ltd.	32,600	622,052
SBI Holdings, Inc.	21,400	487,544
SCSK Corp.	4,714	255,472
Secom Co., Ltd.	19,000	1,798,376
Sega Sammy Holdings, Inc.	15,700	182,177
Seibu Holdings, Inc.#	19,600	215,773
Seiko Epson Corp.	25,300	302,410
Sekisui Chemical Co., Ltd.	32,900	527,133
Sekisui House, Ltd.	56,200	1,112,167
Seven & i Holdings Co., Ltd.#	68,200	2,210,552
Seven Bank, Ltd.	53,300	133,860
SG Holdings Co., Ltd.	14,528	668,687
Sharp Corp.	19,300	239,986
Shimadzu Corp.	20,100	600,637
Shimamura Co., Ltd.	2,000	165,227
Shimano, Inc.	6,700	1,420,148
Shimizu Corp.	49,900	384,444
Shin-Etsu Chemical Co., Ltd.	32,000	3,892,933
Shinsei Bank, Ltd.#	14,100	164,943
Shionogi & Co., Ltd.	24,400	1,355,287
Shiseido Co., Ltd.	36,200	2,109,146
Shizuoka Bank, Ltd.	38,300	266,507
Showa Denko KK	12,200	238,091
SMC Corp.	5,200	2,859,840
SoftBank Corp.	173,300	2,278,433
SoftBank Group Corp.	141,800	8,833,465
Sohgo Security Services Co., Ltd.	6,500	304,088
Sompo Holdings, Inc.	30,400	1,142,350
Sony Corp.	115,200	9,037,405
Sony Financial Holdings, Inc.	13,800	338,762
Square Enix Holdings Co., Ltd.	8,300	547,769
Stanley Electric Co., Ltd.	11,800	338,687
Subaru Corp.	55,700	1,158,280
SUMCO Corp.	23,904	324,543
Sumitomo Chemical Co., Ltd.	134,800	439,088
Sumitomo Corp.	107,500	1,395,069
Sumitomo Dainippon Pharma Co., Ltd.	16,200	205,263
Sumitomo Electric Industries, Ltd.	68,300	805,426
Sumitomo Heavy Industries, Ltd.	10,000	227,824
Sumitomo Metal Mining Co., Ltd.	21,100	644,863
Sumitomo Mitsui Financial Group, Inc.	118,000	3,473,767
Sumitomo Mitsui Trust Holdings, Inc.	30,600	887,245
Sumitomo Realty & Development Co., Ltd.	28,000	827,720
Sumitomo Rubber Industries, Ltd.	15,500	149,417
Sundrug Co., Ltd.	6,480	241,360
Suntory Beverage & Food, Ltd.	12,600	486,560
Suzuken Co., Ltd.	6,100	226,918
Suzuki Motor Corp.	33,300	1,367,339
Sysmex Corp.	15,100	1,319,744
T&D Holdings, Inc.	48,700	510,381
Taiheiyo Cement Corp.	10,900	277,453
Taisei Corp.	17,300	598,636
Taisho Pharmaceutical Holdings Co., Ltd.	3,100	190,832
Taiyo Nippon Sanso Corp.	13,700	241,365
Takeda Pharmaceutical Co., Ltd.	142,600	5,330,250
TDK Corp.	11,700	1,216,230
Teijin, Ltd.	16,100	252,942
Terumo Corp.	58,400	2,376,472
THK Co., Ltd.	10,900	255,841
TIS, Inc.	20,256	405,445
Tobu Railway Co., Ltd.	17,300	540,651
Toho Co., Ltd.	10,100	384,299
Toho Gas Co., Ltd.#	6,700	295,416
Tohoku Electric Power Co., Inc.	38,700	392,791
Tokio Marine Holdings, Inc.	57,800	2,668,574
Tokyo Century Corp.#	3,916	201,133
Tokyo Electric Power Co. Holdings, Inc.†	130,900	385,600
Tokyo Electron, Ltd.	13,500	3,460,558
Tokyo Gas Co., Ltd.	34,000	756,465
Tokyu Corp.	45,200	605,142
Tokyu Fudosan Holdings Corp.	55,400	238,516
Toppan Printing Co., Ltd.	23,700	368,764
Toray Industries, Inc.	125,500	596,840
Toshiba Corp.	35,000	1,009,536
Tosoh Corp.	23,500	349,455
TOTO, Ltd.	12,800	562,564
Toyo Suisan Kaisha, Ltd.	8,000	454,704
Toyoda Gosei Co., Ltd.	5,900	128,957
Toyota Industries Corp.	13,300	776,037
Toyota Motor Corp.	191,900	12,693,683
Toyota Tsusho Corp.	19,200	560,147
Trend Micro, Inc.	12,100	749,431
Tsuruha Holdings, Inc.	3,304	441,719
Unicharm Corp.	36,500	1,590,058
United Urban Investment Corp.	268	298,579
USS Co., Ltd.	19,799	334,797
Welcia Holdings Co., Ltd.	8,600	368,229
West Japan Railway Co.	14,700	773,202
Yakult Honsha Co., Ltd.	10,800	616,910
Yamada Denki Co., Ltd.	65,600	352,418
Yamaha Corp.	12,100	590,634
Yamaha Motor Co., Ltd.	25,300	399,153
Yamato Holdings Co., Ltd.	27,900	730,197
Yamazaki Baking Co., Ltd.	11,000	179,257
Yaskawa Electric Corp.#	21,700	781,622
Yokogawa Electric Corp.	20,700	338,697
Yokohama Rubber Co., Ltd.	10,700	167,802
Z Holdings Corp.	240,000	1,597,507
ZOZO, Inc.	9,893	278,721

		318,688,587

Jersey - 0.6%

Experian PLC	82,185	3,065,116
Ferguson PLC	20,395	2,010,920
Glencore PLC	904,245	2,044,963
WPP PLC	111,968	966,290

		8,087,289

Luxembourg - 0.2%

ArcelorMittal SA†	64,863	820,640
Aroundtown SA†	104,257	570,070
Eurofins Scientific SE†	1,194	956,936
SES SA FDR	34,697	246,364
Tenaris SA	42,729	250,874

		2,844,884

Netherlands - 4.8%

ABN AMRO Bank NV CVA*	38,275	364,673
Adyen NV†*	1,634	2,755,257
Aegon NV	161,912	450,777
AerCap Holdings NV†	11,912	352,238
Airbus SE†#	53,150	4,366,284
Akzo Nobel NV	18,061	1,787,614
Altice Europe NV†#	56,355	249,368
ASML Holding NV	38,516	14,446,195
CNH Industrial NV†	92,594	733,037
Davide Campari-Milano NV	52,554	538,850
EXOR NV	9,813	578,491
Ferrari NV	11,406	2,221,373
Fiat Chrysler Automobiles NV†	99,287	1,093,727
Heineken Holding NV	10,425	854,052
Heineken NV	23,454	2,170,814
ING Groep NV†	352,604	2,862,987
Just Eat Takeaway.com NV†*	10,981	1,221,833
Koninklijke Ahold Delhaize NV	99,600	2,997,591
Koninklijke DSM NV	15,596	2,502,315
Koninklijke KPN NV	323,253	847,502
Koninklijke Philips NV†	82,787	3,915,695
Koninklijke Vopak NV	6,362	349,388
NN Group NV	26,424	994,869
Prosus NV†	44,102	4,412,426
QIAGEN NV†	20,887	1,061,079
Randstad NV	10,781	561,837
STMicroelectronics NV	57,715	1,736,319
Unilever NV	132,174	7,651,476
Wolters Kluwer NV	24,704	2,028,260

		66,106,327

New Zealand - 0.3%

a2 Milk Co., Ltd.†	66,587	833,817
Auckland International Airport, Ltd.	109,957	491,064
Fisher & Paykel Healthcare Corp., Ltd.	51,989	1,290,479
Mercury NZ, Ltd.	61,634	215,471
Meridian Energy, Ltd.	115,957	396,792
Ryman Healthcare, Ltd.	36,194	327,671
Spark New Zealand, Ltd.	166,226	540,814

		4,096,108

Norway - 0.5%

DNB ASA†	85,797	1,376,963
Equinor ASA	90,630	1,469,053
Gjensidige Forsikring ASA†	18,097	385,527
Mowi ASA	39,773	777,868
Norsk Hydro ASA†	121,690	388,513
Orkla ASA	67,961	691,770
Schibsted ASA, Class B†	8,869	351,483
Telenor ASA	65,261	1,061,574
Yara International ASA	16,022	671,274

		7,174,025

Papua New Guinea - 0.0%

Oil Search, Ltd.	178,549	430,623

Portugal - 0.2%

Banco Espirito Santo SA†(1)	213,818	0
EDP - Energias de Portugal SA#	251,298	1,272,119
Galp Energia SGPS SA	45,357	485,625
Jeronimo Martins SGPS SA	22,777	373,874

		2,131,618

Singapore - 1.0%

Ascendas Real Estate Investment Trust	278,248	678,978
CapitaLand Commercial Trust	244,300	301,660
CapitaLand Mall Trust	233,700	336,667
CapitaLand, Ltd.	232,400	473,153
City Developments, Ltd.	41,100	242,573
DBS Group Holdings, Ltd.	162,400	2,491,116
Genting Singapore, Ltd.	547,200	281,533
Jardine Cycle & Carriage, Ltd.	8,900	123,961
Keppel Corp., Ltd.	131,600	443,003
Mapletree Commercial Trust	194,500	274,477
Mapletree Logistics Trust	240,709	366,225
Oversea-Chinese Banking Corp., Ltd.	299,200	1,906,629
Singapore Airlines, Ltd.	122,149	327,694
Singapore Exchange, Ltd.	72,700	460,069
Singapore Technologies Engineering, Ltd.	141,300	353,107
Singapore Telecommunications, Ltd.	738,800	1,248,936
Suntec Real Estate Investment Trust	178,100	183,264
United Overseas Bank, Ltd.	106,400	1,529,664
UOL Group, Ltd.	42,000	202,815
Venture Corp., Ltd.	24,952	364,042
Wilmar International, Ltd.	173,800	556,957
Yangzijiang Shipbuilding Holdings, Ltd.	233,700	157,169

		13,303,692

Spain - 2.1%

ACS Actividades de Construccion y Servicios SA	24,562	601,463
Aena SME SA†*	6,108	911,852
Amadeus IT Group SA	39,024	2,184,566
Banco Bilbao Vizcaya Argentaria SA	603,349	1,766,176
Banco Santander SA†	1,503,702	3,342,688
Bankinter SA#	61,001	328,090
CaixaBank SA	324,741	713,830

Cellnex Telecom SA#*	28,623	1,833,562
Enagas SA	22,521	550,678
Endesa SA	28,741	796,744
Ferrovial SA#	44,416	1,186,226
Grifols SA	26,991	731,483
Iberdrola SA	537,506	6,767,117
Industria de Diseno Textil SA	98,704	2,773,918
Mapfre SA	97,529	184,821
Naturgy Energy Group SA#	26,715	515,186
Red Electrica Corp. SA	39,168	749,027
Repsol SA	134,618	1,063,800
Siemens Gamesa Renewable Energy SA	21,572	577,672
Telefonica SA	440,450	1,740,298

		29,319,197

SupraNational - 0.1%

HK Electric Investments & HK Electric Investments, Ltd.	239,769	244,094
HKT Trust & HKT, Ltd.	343,000	490,367
Unibail-Rodamco-Westfield#	12,521	585,126

		1,319,587

Sweden - 2.9%

Alfa Laval AB†	28,466	695,705
Assa Abloy AB, Class B	90,694	2,097,020
Atlas Copco AB, Class A	60,762	2,809,166
Atlas Copco AB, Class B	35,309	1,417,699
Boliden AB	24,749	737,909
Electrolux AB, Series B	20,409	442,166
Epiroc AB, Class A	59,631	887,592
Epiroc AB, Class B	35,287	507,288
EQT AB	21,558	397,524
Essity AB, Class B†	54,879	1,888,135
Evolution Gaming Group AB*	11,504	861,556
Hennes & Mauritz AB, Class B	72,694	1,158,929
Hexagon AB, Class B†	25,466	1,844,193
Husqvarna AB, Class B	37,814	410,849
ICA Gruppen AB	9,100	446,279
Industrivarden AB, Class C†	14,358	378,296
Investment AB Latour, Class B	13,396	298,745
Investor AB, Class B	41,215	2,627,338
Kinnevik AB, Class B	21,890	845,378
Kinnevik AB, Class B (Redemption Shares)†	21,890	17,588
L E Lundbergforetagen AB, Class B†	6,877	314,044
Lundin Energy AB	16,817	411,005
Nibe Industrier AB, Class B†	28,217	792,704
Sandvik AB†	102,154	2,005,335
Securitas AB, Class B†	28,333	403,222
Skandinaviska Enskilda Banken AB, Class A†	147,267	1,459,765
Skanska AB, Class B†	30,780	627,001
SKF AB, Class B	34,444	687,303
Svenska Cellulosa AB SCA, Class B†	54,822	706,365
Svenska Handelsbanken AB, Class A†	140,780	1,416,296
Swedbank AB, Class A†	81,944	1,389,007
Swedish Match AB	15,378	1,167,333
Tele2 AB, Class B	45,187	640,208
Telefonaktiebolaget LM Ericsson, Class B	264,108	3,060,976
Telia Co AB	228,542	880,105
Volvo AB, Class B†	134,535	2,571,000

		39,301,024

Switzerland - 9.5%

ABB, Ltd.	166,759	4,237,462
Adecco Group AG	14,041	734,087
Alcon, Inc.†	44,492	2,527,915
Baloise Holding AG	4,195	652,024
Banque Cantonale Vaudoise	2,726	291,011
Barry Callebaut AG	273	604,016
Chocoladefabriken Lindt & Spruengli AG	9	794,513
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	98	834,239
Cie Financiere Richemont SA	47,234	3,122,633
Clariant AG	18,021	374,794
Coca-Cola HBC AG	18,084	482,025
Credit Suisse Group AG	219,718	2,414,601
EMS-Chemie Holding AG#	741	667,675
Geberit AG	3,352	1,930,473
Givaudan SA	836	3,505,105
Julius Baer Group, Ltd.	20,252	970,089
Kuehne & Nagel International AG†	4,886	946,174
LafargeHolcim, Ltd.	47,373	2,248,246
Logitech International SA	14,881	1,100,004
Lonza Group AG	6,738	4,177,195
Nestle SA	269,286	32,339,939
Novartis AG	194,388	16,781,945
Partners Group Holding AG	1,691	1,716,909
Roche Holding AG	63,572	22,202,202
Schindler Holding AG (Participation Certificate)	3,684	982,590
Schindler Holding AG	1,821	479,046
SGS SA	548	1,417,362
Sika AG	12,829	3,074,021
Sonova Holding AG†	4,986	1,164,384
Straumann Holding AG	934	918,346
Swatch Group AG (TRQX)	4,761	187,712
Swatch Group AG (XEGT)	2,618	553,170
Swiss Life Holding AG	2,888	1,165,487
Swiss Prime Site AG	6,874	618,618
Swiss Re AG	26,663	2,142,597
Swisscom AG#	2,344	1,296,532
Temenos AG	5,925	955,656
UBS Group AG	331,730	4,031,256
Vifor Pharma AG	4,117	607,792
Zurich Insurance Group AG	13,537	5,001,779

		130,251,624

United Kingdom - 12.0%

3i Group PLC	88,049	1,104,021
Admiral Group PLC	17,273	608,582
Anglo American PLC	111,139	2,722,603
Antofagasta PLC	35,682	512,276

Ashtead Group PLC	40,793	1,420,508
Associated British Foods PLC	32,236	888,639
AstraZeneca PLC	118,734	13,229,734
Auto Trader Group PLC*	87,417	658,126
AVEVA Group PLC#	5,846	396,359
Aviva PLC	354,861	1,341,017
BAE Systems PLC	290,095	2,014,928
Barclays PLC†	1,567,694	2,371,471
Barratt Developments PLC	92,140	652,788
Berkeley Group Holdings PLC	11,391	693,850
BHP Group PLC	191,112	4,304,458
BP PLC	1,832,633	6,394,577
British American Tobacco PLC	207,564	7,068,668
British Land Co. PLC#	79,658	392,056
BT Group PLC	804,779	1,125,813
Bunzl PLC	30,475	986,661
Burberry Group PLC	36,617	711,651
Coca-Cola European Partners PLC	18,573	764,465
Compass Group PLC	161,403	2,633,296
Croda International PLC	11,663	918,142
Diageo PLC	211,460	7,073,323
Direct Line Insurance Group PLC	124,418	493,707
Evraz PLC	45,982	199,274
GlaxoSmithKline PLC	453,914	8,932,300
Halma PLC	34,353	1,018,536
Hargreaves Lansdown PLC	30,043	649,186
Hikma Pharmaceuticals PLC	13,156	416,971
HSBC Holdings PLC	1,838,098	8,101,796
Imperial Brands PLC	85,636	1,441,239
Informa PLC†	135,920	757,956
InterContinental Hotels Group PLC†	15,648	921,623
Intertek Group PLC	14,604	1,147,107
ITV PLC	327,818	266,082
J Sainsbury PLC	160,187	393,571
JD Sports Fashion PLC	39,629	384,486
Johnson Matthey PLC#	17,512	555,968
Kingfisher PLC	190,936	694,605
Land Securities Group PLC	63,737	492,544
Legal & General Group PLC	539,787	1,585,634
Lloyds Banking Group PLC†	6,359,822	2,437,225
London Stock Exchange Group PLC	28,482	3,350,452
M&G PLC	235,255	544,045
Melrose Industries PLC	439,603	598,217
Mondi PLC	43,936	858,066
National Grid PLC	317,448	3,582,587
Natwest Group PLC†	437,731	660,034
Next PLC	12,030	970,977
Ocado Group PLC†#	41,822	1,401,772
Pearson PLC#	69,468	518,141
Persimmon PLC	28,858	1,009,886
Prudential PLC	235,382	3,889,087
Reckitt Benckiser Group PLC	64,222	6,463,573
RELX PLC	174,950	3,981,542
Rentokil Initial PLC†	167,338	1,192,263
Rio Tinto PLC	101,496	6,224,327
Rolls-Royce Holdings PLC	174,728	561,949
Royal Dutch Shell PLC, Class A#	372,433	5,510,202
Royal Dutch Shell PLC, Class B	336,976	4,746,443
RSA Insurance Group PLC†	93,350	565,455
Sage Group PLC	98,771	979,350
Schroders PLC	11,249	435,775
Segro PLC	99,231	1,263,861
Severn Trent PLC	21,531	673,788
Smith & Nephew PLC	79,139	1,609,581
Smiths Group PLC	35,851	670,744
Spirax-Sarco Engineering PLC	6,666	912,909
SSE PLC	93,195	1,578,044
St James’s Place PLC#	48,411	634,062
Standard Chartered PLC†	245,830	1,285,345
Standard Life Aberdeen PLC	210,700	668,081
Taylor Wimpey PLC	297,112	486,140
Tesco PLC	886,172	2,598,950
Unilever PLC	105,735	6,327,195
United Utilities Group PLC	61,701	688,532
Vodafone Group PLC	2,422,411	3,574,308
Whitbread PLC†	18,238	618,415
WM Morrison Supermarkets PLC#	217,614	559,392

		164,071,312

Total Common Stocks
(cost $1,182,596,667)		1,269,204,843

EXCHANGE-TRADED FUNDS - 2.9%
United States - 2.9%

iShares MSCI EAFE ETF (cost $35,134,311)	608,400	39,533,832

RIGHTS - 0.0%
Australia - 0.0%

Sydney Airport Expires 09/02/2020 (strike price 4.56 AUD) (cost $0)	19,455	16,645

Total Long-Term Investment Securities
(cost $1,217,730,978)		1,308,755,320

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(2)(3)	10,035,962	10,035,962

U.S. Government Treasuries - 0.7%

United States Treasury Bills
0.07% due 02/25/2021(4)	$6,000,000	5,996,313
0.17% due 12/31/2020(4)	750,000	749,697
0.22% due 09/10/2020(4)	2,000,000	1,999,956

		8,745,966

Total Short-Term Investment Securities
(cost $18,783,518)		18,781,928

REPURCHASE AGREEMENTS - 3.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020 to be repurchased 09/01/2020 in the amount of $44,008,000 collateralized by $14,777,600 of United States Treasury Notes, bearing interest at 1.63%, due 05/15/2026 and by $26,709,700 of United States Treasury Notes, bearing interest at 2.63%, due 12/31/2023 and having an approximate aggregate value of $44,888,224 (cost $44,008,000)	44,008,000	44,008,000

TOTAL INVESTMENTS (cost $1,280,522,496)	100.3%	1,371,545,248
Liabilities in excess of other assets	(0.3)	(3,526,579)

NET ASSETS	100.0%	$1,368,018,669

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $20,916,198 representing 1.5% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $31,411,633. This was secured by collateral of $10,035,962, which was received in cash and subsequently invested in short-term investments currently valued at $10,035,962 as reported in the Portfolio of Investments. Additional collateral of $23,844,249 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Bills	0.00%	09/24/2020 to 07/15/2021	$2,849,935
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2020 to 05/15/2050	20,994,314

(3)	The rate shown is the 7-day yield as of August 31, 2020.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.

ADR - American Depositary Receipt

CDI - Chess Depositary Interest

CVA - Certification Van Aandelen (Dutch Cert.)

ETF - Exchange Traded Funds

FDR - Fiduciary Depositary Receipt

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX - Turquoise Stock Exchange

XEGT - Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
629	Long	MSCI EAFE Index	September 2020	57,420,307	59,758,145	$2,337,838

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Medical-Drugs	8.6%
Banks-Commercial	4.3
Diversified Banking Institutions	3.5
Repurchase Agreements	3.2
Food-Misc./Diversified	3.1
Exchange-Traded Funds	2.9
Auto-Cars/Light Trucks	2.7
Cosmetics & Toiletries	2.5
Oil Companies-Integrated	2.3
Telephone-Integrated	2.2
Insurance-Life/Health	2.1
Electric-Integrated	2.1
Semiconductor Equipment	1.6
Chemicals-Diversified	1.5
Medical Products	1.4
Insurance-Multi-line	1.3
Metal-Diversified	1.3
Food-Retail	1.2
Enterprise Software/Service	1.2
Real Estate Investment Trusts	1.2
Electronic Components-Misc.	1.2
Finance-Other Services	1.1
Cellular Telecom	1.1
Chemicals-Specialty	1.1
Transport-Rail	1.1
Industrial Automated/Robotic	1.0
Real Estate Operations & Development	1.0
Diversified Minerals	0.9
Medical-Biomedical/Gene	0.9
Textile-Apparel	0.9
Tobacco	0.9
Brewery	0.9
Import/Export	0.9
Diversified Manufacturing Operations	0.9
Computer Services	0.9
Audio/Video Products	0.8
Transport-Services	0.8
Retail-Apparel/Shoe	0.8
Commercial Services	0.8
Beverages-Wine/Spirits	0.7
Machinery-General Industrial	0.7
Registered Investment Companies	0.7
Building & Construction Products-Misc.	0.7
Soap & Cleaning Preparation	0.7
U.S. Government Treasuries	0.7
Machinery-Electrical	0.7
Insurance-Property/Casualty	0.6
Internet Content-Information/News	0.6
Gas-Distribution	0.6
Apparel Manufacturers	0.6
Insurance-Reinsurance	0.6
Building-Heavy Construction	0.5
Aerospace/Defense-Equipment	0.5
Commercial Services-Finance	0.5
Real Estate Management/Services	0.5
Industrial Gases	0.5
Electric-Distribution	0.5
Toys	0.5
Power Converter/Supply Equipment	0.5
Building-Residential/Commercial	0.5
Athletic Footwear	0.5
Retail-Building Products	0.5
Medical Instruments	0.5
Food-Dairy Products	0.5
Paper & Related Products	0.5
Investment Companies	0.4
Electronic Components-Semiconductors	0.4
Medical Labs & Testing Services	0.4
Building Products-Cement	0.4
Human Resources	0.4
Building Products-Air & Heating	0.4
Building & Construction-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.3
Machinery-Construction & Mining	0.3
Rubber-Tires	0.3
Oil Refining & Marketing	0.3
Instruments-Controls	0.3
Multimedia	0.3
Telecom Services	0.3
Optical Supplies	0.3
Oil Companies-Exploration & Production	0.3
Public Thoroughfares	0.3
Water	0.3
Entertainment Software	0.3
Retail-Jewelry	0.2
Investment Management/Advisor Services	0.2
Electric-Generation	0.2
Aerospace/Defense	0.2
Office Automation & Equipment	0.2
Gambling (Non-Hotel)	0.2
Casino Hotels	0.2
Private Equity	0.2
Dialysis Centers	0.2
Energy-Alternate Sources	0.2
Coatings/Paint	0.2
Auto-Heavy Duty Trucks	0.2
Food-Catering	0.2
Distribution/Wholesale	0.2
Networking Products	0.2
Steel-Producers	0.2
Gold Mining	0.2
Machinery-Farming	0.2
Diversified Operations	0.2
Computers-Integrated Systems	0.2
Electronic Measurement Instruments	0.2
Electric Products-Misc.	0.2
Finance-Investment Banker/Broker	0.2
Wireless Equipment	0.2
Resorts/Theme Parks	0.2
Retail-Discount	0.2
Computer Aided Design	0.2
Food-Confectionery	0.2
Electronic Security Devices	0.2
Applications Software	0.2
Electric-Transmission	0.2
Airport Development/Maintenance	0.1
Beverages-Non-alcoholic	0.1
Security Services	0.1
Web Portals/ISP	0.1
Hotels/Motels	0.1
Finance-Leasing Companies	0.1
Publishing-Periodicals	0.1
Metal-Iron	0.1
E-Commerce/Services	0.1
Machine Tools & Related Products	0.1
E-Commerce/Products	0.1
Computer Data Security	0.1
Transport-Marine	0.1
Miscellaneous Manufacturing	0.1
Diagnostic Kits	0.1
Advertising Services	0.1
Finance-Consumer Loans	0.1
Rental Auto/Equipment	0.1
Bicycle Manufacturing	0.1
Internet Application Software	0.1

Diagnostic Equipment	0.1
Machinery-Material Handling	0.1
Respiratory Products	0.1
Telecommunication Equipment	0.1
Consulting Services	0.1
Casino Services	0.1
Fisheries	0.1
Building-Maintenance & Services	0.1
Pipelines	0.1
Diversified Operations/Commercial Services	0.1
Computers-Periphery Equipment	0.1
Medical-Generic Drugs	0.1
Advertising Agencies	0.1
MRI/Medical Diagnostic Imaging	0.1
Gas-Transportation	0.1
Tools-Hand Held	0.1
Metal Processors & Fabrication	0.1
Food-Flour & Grain	0.1
Medical-Hospitals	0.1
Electronics-Military	0.1
Internet Security	0.1
Food-Meat Products	0.1
Filtration/Separation Products	0.1
Metal Products-Distribution	0.1
Wire & Cable Products	0.1
Leisure Products	0.1

100.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$85,792,905	$—		$0	$85,792,905
Portugal	2,131,618	—		0	2,131,618
Other Countries	1,008,043,865	173,236,455	**	—	1,181,280,320
Exchange-Traded Funds	39,533,832	—		—	39,533,832
Rights	16,645	—		—	16,645
Short-Term Investment Securities:
Registered Investment Companies	10,035,962	—		—	10,035,962
U.S. Government Treasuries	—	8,745,966		—	8,745,966
Repurchase Agreements	—	44,008,000		—	44,008,000

Total Investments at Value	$1,145,554,827	$225,990,421		$0	$1,371,545,248

Other Financial Instruments:†
Futures Contracts	$2,337,838	$—		$—	$2,337,838

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Principal Amount(3)	Value (Note 1)
FOREIGN CORPORATE BONDS & NOTES - 8.0%
Brazil - 0.3%

BRF SA Senior Notes 4.88% due 01/24/2030*	$300,000	$311,250
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	400,000	394,004

		705,254

British Virgin Islands - 0.8%

Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	240,000	242,827
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024	300,000	316,371
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	400,000	443,372
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	330,000	333,712
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023	400,000	414,558

		1,750,840

Canada - 0.1%

MEGlobal Canada ULC Company Guar. Notes 5.88% due 05/18/2030*	235,000	282,909

Cayman Islands - 1.0%

Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	600,000	624,120
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	545,000	533,283
Lamar Funding, Ltd. Company Guar. Notes 3.96% due 05/07/2025	280,000	266,001
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	550,000	587,130

		2,010,534

Chile - 0.4%

Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	510,000	553,641
Empresa Nacional del Petroleo Senior Notes 5.25% due 11/06/2029	300,000	350,331

		903,972

Colombia - 0.5%

Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	210,000	222,495
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	175,000	198,590
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	300,000	361,932
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	240,000	243,816

		1,026,833

Hong Kong - 0.3%

CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.13% due 07/19/2027	200,000	221,632
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 5.13% due 03/14/2028	420,000	495,818

		717,450

India - 0.2%

ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	430,000	440,664

Indonesia - 0.5%

Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	200,000	247,000
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041	300,000	390,000
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	400,000	374,000

		1,011,000

Luxembourg - 0.3%

Rumo Luxembourg SARL Company Guarantee Notes 5.25% due 01/10/2028*	220,000	232,100
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023	370,000	401,247

		633,347

Mexico - 1.5%

Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026	600,000	561,900
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	640,000	582,400

Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		500,000	410,625
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		690,000	609,356
Petroleos Mexicanos Company Guar. Bonds 6.63% due 06/15/2038		300,000	252,000
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		500,000	417,450
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050		300,000	309,600

			3,143,331

Netherlands - 1.1%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030		500,000	475,750
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026		300,000	320,885
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037		900,000	949,500
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029		420,000	422,893
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		200,000	237,100

			2,406,128

Peru - 0.2%

Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*		300,000	301,875

Philippines - 0.3%

Philippine National Bank Senior Notes 3.28% due 09/27/2024		600,000	624,300

Singapore - 0.2%

LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		281,700	323,955

Turkey - 0.1%

Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		300,000	298,125

United Arab Emirates - 0.2%

DP World PLC Senior Notes 4.70% due 09/30/2049		400,000	418,512

Total Foreign Corporate Bonds & Notes
(cost $16,531,777)			16,999,029

FOREIGN GOVERNMENT OBLIGATIONS - 65.1%
Albania - 0.3%

Republic of Albania Senior Notes 3.50% due 06/16/2027*	EUR	500,000	604,957

Angola - 0.6%

Republic of Angola Senior Notes 8.00% due 11/26/2029		650,000	534,939
Republic of Angola Senior Notes 9.13% due 11/26/2049		570,000	461,942
Republic of Angola Senior Notes 9.50% due 11/12/2025		410,000	377,200

			1,374,081

Armenia - 0.1%

Republic of Armenia Senior Notes 3.95% due 09/26/2029		260,000	263,250

Australia - 2.8%

Commonwealth of Australia Senior Notes 2.50% due 05/21/2030	AUD	1,000,000	840,790
Commonwealth of Australia Bonds 2.75% due 04/21/2024	AUD	1,000,000	802,662
Commonwealth of Australia Senior Notes 2.75% due 06/21/2035	AUD	1,000,000	879,564
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	600,000	552,081
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	833,144
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	800,000	748,332
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	1,500,000	1,333,966

			5,990,539

Azerbaijan - 0.2%

Republic of Azerbaijan Senior Notes 3.50% due 09/01/2032		500,000	510,020

Belarus - 0.8%

Republic of Belarus Senior Notes 5.88% due 02/24/2026*#		450,000	420,471
Republic of Belarus Senior Notes 6.38% due 02/24/2031*#		550,000	511,159
Republic of Belarus Senior Notes 6.88% due 02/28/2023		750,000	733,710

			1,665,340

Belgium - 0.6%

Kingdom of Belgium Bonds 1.00% due 06/22/2031*	EUR	1,000,000	1,331,564

Brazil - 0.6%

Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050		700,000	705,607
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		600,000	627,300

			1,332,907

Canada - 0.8%

Government of Canada Bonds 1.25% due 03/01/2025	CAD	1,000,000	796,565
Government of Canada Bonds 1.25% due 06/01/2030	CAD	1,000,000	809,369

			1,605,934

Chile - 0.5%

Republic of Chile Senior Notes 2.45% due 01/31/2031		560,000	591,360
Republic of Chile Senior Notes 3.50% due 01/25/2050		400,000	468,400

			1,059,760

Colombia - 0.8%

Republic of Colombia Senior Notes 3.13% due 04/15/2031		735,000	762,562
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	479,000
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		300,000	429,750

			1,671,312

Costa Rica - 0.6%

Republic of Costa Rica Senior Notes 6.13% due 02/19/2031		1,440,000	1,333,440

Croatia - 0.2%

Republic of Croatia Senior Notes 6.38% due 03/24/2021		420,000	432,701

Dominican Republic - 0.5%

Dominican Republic Senior Notes 5.88% due 01/30/2060*		450,000	430,650
Dominican Republic Senior Bonds 6.85% due 01/27/2045		670,000	711,540

			1,142,190

Egypt - 1.8%

Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	552,784
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		550,000	565,015
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	500,000	572,116
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	807,376
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		687,000	704,051
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		600,000	624,012

			3,825,354

El Salvador - 0.7%

Republic of El Salvador Senior Notes 6.38% due 01/18/2027		420,000	390,600
Republic of El Salvador Senior Notes 7.65% due 06/15/2035		450,000	423,675
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*		740,000	766,640

			1,580,915

France - 4.9%

Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,332,710
Government of France Bonds 1.25% due 05/25/2036*	EUR	1,000,000	1,390,153
Government of France Bonds 1.75% due 06/25/2039*	EUR	800,000	1,212,367
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	422,750
Government of France Bonds 2.00% due 05/25/2048*	EUR	2,190,000	3,607,484
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	807,565
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,599,352

			10,372,381

Georgia - 0.1%

Republic of Georgia Notes 6.88% due 04/12/2021		270,000	276,399

Germany - 2.4%

Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,000,000	1,289,310
Federal Republic of Germany Bonds 1.50% due 02/15/2023	EUR	1,000,000	1,257,824
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,151,556
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	700,000	1,376,270
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	102,234

			5,177,194

Ghana - 0.8%

Republic of Ghana Senior Notes 6.38% due 02/11/2027*		600,000	564,258
Republic of Ghana Senior Notes 6.38% due 02/11/2027		300,000	282,129
Republic of Ghana Senior Notes 8.63% due 06/16/2049		580,000	527,075
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		314,000	285,740

			1,659,202

Indonesia - 1.2%

Republic of Indonesia Senior Notes 3.38% due 07/30/2025	EUR	1,000,000	1,321,922
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		750,000	835,350
Republic of Indonesia Senior Bonds 7.75% due 01/17/2038		300,000	473,046

			2,630,318

Ireland - 0.4%

Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	773,133

Italy - 5.8%

Republic of Italy Senior Notes 0.35% due 02/01/2025	EUR	800,000	952,043
Republic of Italy Bonds 1.25% due 12/01/2026	EUR	1,000,000	1,234,340
Republic of Italy Senior Notes 1.35% due 04/01/2030	EUR	1,000,000	1,225,282
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	800,000	1,000,415
Republic of Italy Senior Notes 2.00% due 02/01/2028	EUR	500,000	645,624
Republic of Italy Senior Notes 2.25% due 09/01/2036*	EUR	700,000	921,082
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	500,000	685,423
Republic of Italy Senior Notes 3.00% due 08/01/2029	EUR	190,000	265,496
Republic of Italy Senior Notes 3.85% due 09/01/2049*	EUR	550,000	916,976
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	1,027,698
Republic of Italy Senior Notes 4.75% due 09/01/2028*	EUR	150,000	231,938
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	1,058,873
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,243,352
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	813,261

			12,221,803

Ivory Coast - 1.5%

Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		1,062,400	1,038,432
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		560,000	564,200
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		550,000	572,040
Republic of Ivory Coast Senior Notes 6.63% due 03/22/2048	EUR	1,000,000	1,084,612

			3,259,284

Jamaica - 0.2%

Government of Jamaica Senior Notes 7.88% due 07/28/2045		400,000	524,800

Japan - 8.6%

Government of Japan Bonds 0.10% due 06/20/2028	JPY	150,000,000	1,429,571
Government of Japan Bonds 0.10% due 12/20/2029	JPY	200,000,000	1,899,259
Government of Japan Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,452,372
Government of Japan Bonds 1.30% due 06/20/2035	JPY	75,000,000	811,748
Government of Japan Bonds 1.50% due 03/20/2034	JPY	90,000,000	992,638
Government of Japan Bonds 1.70% due 06/20/2033	JPY	200,000,000	2,245,725
Government of Japan Bonds 1.90% due 09/20/2042	JPY	120,000,000	1,468,336
Government of Japan Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,042,551
Government of Japan Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,234,981
Government of Japan Bonds 2.00% due 03/20/2042	JPY	130,000,000	1,610,471
Government of Japan Bonds 2.10% due 12/20/2027	JPY	60,000,000	655,097
Government of Japan Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,434,436
Government of Japan Bonds 2.20% due 03/20/2051	JPY	33,000,000	448,565
Government of Japan Bonds 2.30% due 12/20/2036	JPY	130,000,000	1,607,292

			18,333,042

Jordan - 0.9%

Kingdom of Jordan Senior Notes 5.85% due 07/07/2030*#		1,265,000	1,279,715
Kingdom of Jordan Senior Bonds 7.38% due 10/10/2047		500,000	522,741

			1,802,456

Kazakhstan - 0.3%

Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		350,000	556,220

Kenya - 1.2%

Republic of Kenya Senior Notes 6.88% due 06/24/2024		1,100,000	1,130,855
Republic of Kenya Senior Notes 7.00% due 05/22/2027		420,000	420,544
Republic of Kenya Senior Notes 8.00% due 05/22/2032		500,000	512,685
Republic of Kenya Senior Notes 8.25% due 02/28/2048		400,000	402,000

			2,466,084

Mexico - 1.6%

United Mexican States Senior Notes 4.50% due 01/31/2050		800,000	876,400
United Mexican States Senior Notes 5.00% due 04/27/2051		380,000	438,425
United Mexican States Senior Notes 8.50% due 05/31/2029	MXN	20,000,000	1,079,655
United Mexican States Bonds 10.00% due 12/05/2024	MXN	20,000,000	1,087,396

			3,481,876

Norway - 0.3%

Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	5,000,000	625,079

Oman - 1.0%

Sultanate of Oman Senior Notes 4.75% due 06/15/2026		620,000	585,813
Sultanate of Oman Senior Notes 5.38% due 03/08/2027		620,000	603,856
Sultanate of Oman Senior Notes 6.00% due 08/01/2029		470,000	459,707
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		420,000	377,521

			2,026,897

Pakistan - 0.8%

Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		1,000,000	1,040,000
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		550,000	598,565

			1,638,565

Panama - 0.3%

Republic of Panama Senior Notes 3.87% due 07/23/2060		300,000	359,553
Republic of Panama Senior Notes 9.38% due 04/01/2029		140,000	217,665

			577,218

Philippines - 1.1%

Republic of the Philippines Senior Notes 0.70% due 02/03/2029	EUR	1,000,000	1,164,376
Republic of the Philippines Senior Notes 2.95% due 05/05/2045		700,000	740,614
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		400,000	460,696

			2,365,686

Poland - 0.3%

Republic of Poland Bonds 2.75% due 04/25/2028	PLN	2,000,000	601,971

Qatar - 1.8%

State of Qatar Senior Notes 3.40% due 04/16/2025*		480,000	526,334
State of Qatar Senior Notes 4.40% due 04/16/2050*		880,000	1,142,171
State of Qatar Senior Notes 4.82% due 03/14/2049		1,190,000	1,627,235
State of Qatar Senior Notes 5.10% due 04/23/2048		420,000	594,538

			3,890,278

Romania - 1.1%

Government of Romania Notes 2.12% due 07/16/2031*	EUR	500,000	573,600
Government of Romania Senior Notes 3.00% due 02/14/2031*#		700,000	702,295
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	500,000	653,304
Government of Romania Senior Notes 4.00% due 02/14/2051*		500,000	503,041

			2,432,240

Russia - 0.7%

Russian Federation Senior Notes 4.38% due 03/21/2029		1,200,000	1,377,960

Saudi Arabia - 1.4%

Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		995,000	1,077,386
Kingdom of Saudi Arabia Senior Notes 3.63% due 03/04/2028		250,000	277,070
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*		500,000	622,180
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060		200,000	248,872
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		600,000	735,852

			2,961,360

South Africa - 0.7%

Republic of South Africa Senior Notes 4.30% due 10/12/2028		560,000	537,589
Republic of South Africa Senior Notes 5.38% due 07/24/2044		350,000	309,729
Republic of South Africa Senior Notes 8.00% due 01/31/2030	ZAR	10,000,000	543,206

			1,390,524

Spain - 4.5%

Kingdom of Spain Notes 0.60% due 10/31/2029*	EUR	2,300,000	2,820,953
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	500,000	561,376
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,292,744
Kingdom of Spain Senior Notes 1.40% due 04/30/2028*	EUR	1,000,000	1,308,158
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	600,000	785,296
Kingdom of Spain Senior Notes 1.95% due 07/30/2030*	EUR	1,000,000	1,377,713

Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	400,000	890,647
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	530,280

			9,567,167

Sri Lanka - 1.1%

Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		720,000	642,600
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		250,000	236,875
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		870,000	713,400
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030		800,000	656,000

			2,248,875

Turkey - 1.1%

Republic of Turkey Senior Notes 5.13% due 02/17/2028		700,000	642,250
Republic of Turkey Senior Notes 5.60% due 11/14/2024		250,000	243,953
Republic of Turkey Senior Notes 5.75% due 05/11/2047		1,000,000	815,800
Republic of Turkey Senior Notes 7.63% due 04/26/2029		600,000	624,600

			2,326,603

Ukraine - 1.2%

Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	199,632
Government of Ukraine Senior Notes 7.75% due 09/01/2022		370,000	388,243
Government of Ukraine Senior Notes 7.75% due 09/01/2023		680,000	722,500
Government of Ukraine Senior Notes 7.75% due 09/01/2024		460,000	486,505
Government of Ukraine Senior Notes 9.75% due 11/01/2028		700,000	800,058

			2,596,938

United Arab Emirates - 1.2%

Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*		510,000	540,574
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,050,000	1,166,586
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		215,000	261,678
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050		400,000	486,842

			2,455,680

United Kingdom - 4.1%

United Kingdom Gilt Treasury Bonds 0.63% due 06/07/2025	GBP	1,000,000	1,376,906
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	900,000	1,344,183
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	900,000	1,541,522
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	429,100
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	802,743
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	700,000	971,832
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	481,274
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	300,000	575,910
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	300,000	613,728
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	541,734

			8,678,932

Uruguay - 0.6%

Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		193,015	231,137
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		690,000	945,307

			1,176,444

Total Foreign Government Obligations
(cost $130,355,429)			138,196,873

U.S. GOVERNMENT TREASURIES - 23.3%
United States - 23.3%

United States Treasury Bonds
2.00% due 02/15/2050#	1,600,000	1,811,250
2.50% due 02/15/2045	500,000	613,789
2.88% due 05/15/2049	400,000	535,688
3.00% due 02/15/2047	1,200,000	1,620,891
3.13% due 08/15/2044	900,000	1,222,102
3.38% due 05/15/2044	700,000	985,715
3.38% due 11/15/2048	450,000	654,557
3.75% due 11/15/2043	500,000	740,996
United States Treasury Notes
0.25% due 07/31/2025	3,000,000	2,998,125
0.63% due 05/15/2030	1,500,000	1,491,563
0.63% due 08/15/2030	2,000,000	1,986,563
1.38% due 06/30/2023	1,000,000	1,034,531
1.50% due 11/30/2024	1,000,000	1,054,023
1.50% due 08/15/2026	1,000,000	1,065,781
1.50% due 02/15/2030	2,000,000	2,154,687
1.75% due 05/15/2023	2,000,000	2,086,328
2.00% due 11/30/2022	1,500,000	1,562,637
2.00% due 02/15/2025	1,037,400	1,118,447
2.00% due 08/15/2025	2,000,000	2,170,078
2.00% due 11/15/2026	1,500,000	1,646,484
2.13% due 12/31/2022	1,100,000	1,150,746
2.13% due 03/31/2024	1,500,000	1,603,945
2.13% due 05/15/2025#	500,000	543,672
2.25% due 11/15/2024#	1,500,000	1,627,617
2.25% due 11/15/2025	1,000,000	1,100,859
2.25% due 11/15/2027	600,000	674,672
2.38% due 08/15/2024#	2,050,000	2,225,131
2.50% due 08/15/2023	2,000,000	2,138,281
2.50% due 05/15/2024	1,700,000	1,845,164
2.75% due 11/15/2023	1,500,000	1,623,750
2.75% due 02/15/2024#	1,200,000	1,306,406
2.75% due 02/15/2028	1,600,000	1,861,625
2.88% due 08/15/2028	1,500,000	1,770,645
3.13% due 11/15/2028	1,200,000	1,445,203

Total U.S. Government Treasuries
(cost $47,020,077)		49,471,951

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.6%
British Virgin Islands - 0.1%

Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(1)	200,000	206,100

China - 0.2%

China Minmetals Corp. 3.75% due 11/13/2022(1)	430,000	438,600

Hong Kong - 0.3%

CRCC Chengan, Ltd. 3.97% due 06/27/2024(1)	500,000	516,253

Total Preferred Securities/Capital Securities
(cost $1,118,757)		1,160,953

Total Long-Term Investment Securities
(cost $195,026,040)		205,828,806

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Registered Investment Companies - 3.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(4)	4,647,563	4,647,563
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(2)(4)	2,370,125	2,370,125

Total Short-Term Investment Securities
(cost $7,017,688)		7,017,688

TOTAL INVESTMENTS
(cost $202,043,728)	100.3%	212,846,494
Liabilities in excess of other assets	(0.3)	(607,842)

NET ASSETS	100.0%	$212,238,652

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $36,769,772 representing 17.3% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $8,629,320. This was secured by collateral of $2,370,125 which was received in cash and subsequently invested in short-term investments currently valued at $2,370,125 as reported in the Portfolio of Investments. Additional collateral of $6,555,788 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 23.79%	01/25/2021 to 09/25/2050	$1,835,015
Federal National Mtg. Assoc.	0.21% to 41.95%	05/1/2023 to 08/25/2058	2,692,944
Government National Mtg. Assoc.	0.46% to 38.60%	10/16/2032 to 01/20/2069	1,433,945
United States Treasury Notes/Bonds	0.13% to 3.88%	12/31/2020 to 02/15/2049	593,884

(3)	Denominated in United States dollars unless otherwise indicated.
(4)	The rate shown is the 7-day yield as of August 31, 2020.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

PLN - Polish Zloty

ZAR - South African Rand

Industry Allocation*

Sovereign	65.1%
United States Treasury Notes	19.4
United States Treasury Bonds	3.9
Registered Investment Companies	3.3
Oil Companies-Integrated	1.7
Electric-Generation	1.0
Banks-Commercial	1.0
Chemicals-Diversified	0.6
Electric-Distribution	0.4
Investment Companies	0.3
Independent Power Producers	0.3
Airport Development/Maintenance	0.3
Transport-Rail	0.3
Metal-Diversified	0.2
Energy-Alternate Sources	0.2
Building & Construction-Misc.	0.2
Warehousing & Harbor Transportation Services	0.2
Industrial Gases	0.2
Multimedia	0.2
Oil Companies-Exploration & Production	0.2
Oil Refining & Marketing	0.2
Steel-Producers	0.2
Petrochemicals	0.2
Food-Meat Products	0.1
Real Estate Investment Trusts	0.1
Chemicals-Other	0.1
Metal-Aluminum	0.1
Electric-Integrated	0.1
Transport-Services	0.1
Cellular Telecom	0.1

100.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$16,999,029	$—	$16,999,029
Foreign Government Obligations	—	138,196,873	—	138,196,873
U.S. Government Treasuries	—	49,471,951	—	49,471,951
Preferred Securities/Capital Securities	—	1,160,953	—	1,160,953
Short-Term Investment Securities	7,017,688	—	—	7,017,688

Total Investments at Value	$7,017,688	$205,828,806	$—	$212,846,494

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 95.6%
Bermuda - 2.6%

Brookfield Infrastructure Partners LP	317,155	$13,812,100

Canada - 5.1%

Brookfield Asset Management, Inc., Class A#	329,784	11,126,912
Brookfield Infrastructure Corp., Class A	35,239	1,759,131
Canada Goose Holdings, Inc.†#	583,793	14,297,091

		27,183,134

Cayman Islands - 7.0%

Alibaba Group Holding, Ltd. ADR†	50,584	14,519,126
TAL Education Group ADR†	311,789	23,013,146

		37,532,272

China - 5.5%

Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,104,512	29,518,965

Denmark - 11.4%

Chr. Hansen Holding A/S	145,605	16,718,203
DSV PANALPINA A/S	284,572	44,499,376

		61,217,579

France - 8.6%

Dassault Systemes SE	45,755	8,618,884
Hermes International	34,637	29,735,730
Pernod Ricard SA	44,921	7,692,530

		46,047,144

Germany - 1.5%

adidas AG†	26,539	8,063,264

Hong Kong - 2.4%

AIA Group, Ltd.	1,278,918	13,168,390

India - 6.0%

HDFC Bank, Ltd.†	1,716,394	25,921,671
Kotak Mahindra Bank, Ltd.†	340,440	6,465,851

		32,387,522

Italy - 5.0%

Moncler SpA†	690,497	26,738,953

Japan - 8.7%

Keyence Corp.	68,300	28,167,342
Pigeon Corp.#	404,000	18,480,668

		46,648,010

Netherlands - 8.9%

Adyen NV†*	8,029	13,538,530
ASML Holding NV	66,609	24,983,035
Davide Campari-Milano NV	892,184	9,147,799

		47,669,364

Sweden - 3.0%

Vitrolife AB†	602,909	16,198,762

Switzerland - 4.8%

Chocoladefabriken Lindt & Spruengli AG	99	8,739,643
Kuehne & Nagel International AG†#	40,868	7,914,092
Straumann Holding AG	9,589	9,428,290

		26,082,025

Taiwan - 2.6%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	173,441	13,745,199

United Kingdom - 5.0%

Diageo PLC	158,015	5,285,591
Rightmove PLC	2,540,563	21,524,468

		26,810,059

United States - 7.5%

EPAM Systems, Inc.†	122,544	40,084,142

Total Common Stocks
(cost $340,953,110)		512,906,884

OPTIONS-PURCHASED†(1) - 0.0%

Over the Counter Put Options on Currency Contracts (cost $474,024)	87,830,998	88

Total Long-Term Investment Securities
(cost $341,427,134)		512,906,972

SHORT-TERM INVESTMENT SECURITIES - 4.4%
Registered Investment Companies - 4.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(2)(3) (cost 23,823,062)	23,823,062	23,823,062
TOTAL INVESTMENTS
(cost $365,250,196)	100.0%	536,730,034
Other assets less liabilities	0.0	52,882

NET ASSETS	100.0%	$536,782,916

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. at August 31, 2020, the aggregate value of these securities was $13,538,530 representing 2.5% of net assets.

(1)	Options - Purchased

Over the Counter Put Options on Currency Contracts

Issue	Counterparty	Expiration Month		Strike Price	Notional Amount(000’s)	Premiums Paid	Value at August 31, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 8.0925 CNY per $1 USD	NatWest Markets PLC	September 2020	CNY	8.09	$87,831	$474,024	$88	$(473,936)

(2)	The rate shown is the 7-day yield as of August 31, 2020.
(3)

At August 31, 2020, the Fund had loaned securities with a total value of $35,571,860. This was secured by collateral of $23,823,062, which was received in cash and subsequently invested in short-term investments currently valued at $23,823,062 as reported in the Portfolio of Investments. Additional collateral of $13,696,073 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Notes/Bonds	0.13% to 6.25%	10/31/2020 to 11/15/2049	$13,696,073

ADR - American Depositary Receipt

CNY - Yuan Renminbi

Industry Allocation*
Transport-Services	9.8%
Apparel Manufacturers	8.3
Computer Services	7.5
Banks-Commercial	6.0
Food-Misc./Diversified	5.5
Industrial Automated/Robotic	5.3
Retail-Apparel/Shoe	5.0
Semiconductor Equipment	4.7
Registered Investment Companies	4.4
Schools	4.3
Beverages-Wine/Spirits	4.1
E-Commerce/Services	4.0
Cosmetics & Toiletries	3.4
Chemicals-Specialty	3.1
Medical-Biomedical/Gene	3.0
E-Commerce/Products	2.7
Electric-Transmission	2.6
Semiconductor Components-Integrated Circuits	2.6
Commercial Services-Finance	2.5
Insurance-Life/Health	2.4
Private Equity	2.1
Medical Products	1.7
Food-Confectionery	1.6
Computer Aided Design	1.6
Athletic Footwear	1.5
Gas-Transportation	0.3

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$486,096,825	$26,810,059	**	$—	$512,906,884
Options - Purchased	—	88		—	88
Short-Term Investment Securities	23,823,062	—		—	23,823,062

Total Investments at Value	$509,919,887	$26,810,147		$—	$536,730,034

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.0%
Australia - 5.7%

Afterpay, Ltd.†	3,859	$260,257
AGL Energy, Ltd.	25,046	273,396
Ampol, Ltd.	23,515	451,278
APA Group	75,332	579,503
ASX, Ltd.	9,202	592,771
Aurizon Holdings, Ltd.	120,207	385,665
BGP Holdings PLC†(1)	60,919	0
BlueScope Steel, Ltd.	33,623	314,695
Brambles, Ltd.	63,470	519,148
Coca-Cola Amatil, Ltd.	65,362	438,691
Cochlear, Ltd.	854	121,029
Coles Group, Ltd.	47,183	617,001
Computershare, Ltd.	16,395	160,704
CSL, Ltd.	13,940	2,940,597
Dexus	28,278	184,162
Evolution Mining, Ltd.	61,739	252,723
Fortescue Metals Group, Ltd.	70,883	910,714
Goodman Group	51,282	692,540
GPT Group	61,897	174,848
Insurance Australia Group, Ltd.	62,321	219,252
Macquarie Group, Ltd.	16,161	1,522,126
Newcrest Mining, Ltd.	41,204	971,265
Northern Star Resources, Ltd.	22,371	225,221
Origin Energy, Ltd.	123,475	509,986
QBE Insurance Group, Ltd.	37,063	290,033
Ramsay Health Care, Ltd.	9,388	450,483
Santos, Ltd.	109,662	458,597
Scentre Group	277,553	462,643
Sonic Healthcare, Ltd.	34,789	822,359
Stockland	85,968	251,087
Suncorp Group, Ltd.	60,881	417,596
Sydney Airport	81,224	342,667
Telstra Corp., Ltd.	194,029	413,577
Transurban Group	119,194	1,183,289
Vicinity Centres	166,785	177,753
Washington H. Soul Pattinson & Co., Ltd.	2,906	44,860
Woodside Petroleum, Ltd.	84,232	1,216,414

		19,848,930

Austria - 0.4%

Erste Group Bank AG†	12,326	299,774
OMV AG†	15,366	499,867
Verbund AG	1,627	87,371
voestalpine AG	23,831	591,810

		1,478,822

Belgium - 1.5%

Ageas	2,563	107,661
Colruyt SA	4,364	276,012
Galapagos NV†	997	135,515
Groupe Bruxelles Lambert SA	22,874	2,117,678
KBC Group NV	12,320	707,170
Proximus SADP	4,849	95,999
Solvay SA	3,637	315,273
UCB SA	10,853	1,288,926
Umicore SA	4,987	229,063

		5,273,297

Bermuda - 0.3%

CK Infrastructure Holdings, Ltd.	8,000	42,321
Dairy Farm International Holdings, Ltd.	27,500	114,950
Hongkong Land Holdings, Ltd.	55,100	211,033
Jardine Matheson Holdings, Ltd.	8,700	365,400
Jardine Strategic Holdings, Ltd.	8,800	176,528

		910,232

Cayman Islands - 0.6%

BeiGene, Ltd. ADR†	317	76,578
CK Asset Holdings, Ltd.	103,808	563,897
CK Hutchison Holdings, Ltd.	65,000	425,634
WH Group, Ltd.*	424,000	365,998
Wharf Real Estate Investment Co., Ltd.	122,000	507,665

		1,939,772

Denmark - 2.6%

Ambu A/S, Class B	2,334	68,625
Chr. Hansen Holding A/S	2,578	296,003
Demant A/S†	2,605	77,762
DSV PANALPINA A/S	5,197	812,670
Genmab A/S†	2,025	764,855
H. Lundbeck A/S	3,753	123,222
Novo Nordisk A/S, Class B	69,830	4,625,182
Novozymes A/S, Class B	4,284	253,497
Orsted A/S*	7,392	1,045,935
Pandora A/S	3,725	272,075
Vestas Wind Systems A/S	5,332	810,701

		9,150,527

Finland - 2.0%

Elisa Oyj	4,829	284,043
Kone Oyj, Class B	13,906	1,192,165
Neles Oyj	3,945	53,857
Neste Oyj	18,469	987,612
Nokia Oyj†	195,633	950,760
Nordea Bank Abp†	149,115	1,200,360
Orion Oyj, Class B	11,247	527,738
Sampo Oyj, Class A	16,341	657,753
Stora Enso Oyj, Class R	30,154	443,686
UPM-Kymmene Oyj	26,756	811,323

		7,109,297

France - 10.2%

Accor SA†	6,150	188,908
Aeroports de Paris	2,264	237,213
Air Liquide SA	22,577	3,746,322
Amundi SA†*	2,230	173,242
Arkema SA	3,503	388,350
Atos SE†	4,174	361,126
AXA SA	102,690	2,092,581
BioMerieux	1,011	153,223
Bouygues SA†	21,140	838,812
Bureau Veritas SA†	11,721	265,688
Capgemini SE	7,401	1,024,510
Carrefour SA	31,728	509,631
Casino Guichard Perrachon SA†	3,862	100,240
Cie de Saint-Gobain†	23,752	963,144
Cie Generale des Etablissements Michelin SCA	8,332	940,806
CNP Assurances†	21,713	290,724
Covivio	2,035	150,808

Danone SA	37,830	2,487,458
Dassault Systemes SE	5,470	1,030,386
Edenred	9,742	503,040
Eiffage SA†	5,995	552,442
EssilorLuxottica SA†	13,318	1,781,609
Eurazeo SE†	5,026	265,222
Gecina SA	1,567	215,422
Getlink SE†	26,210	401,606
Hermes International	3,229	2,772,084
Iliad SA	719	153,585
Ipsen SA	3,686	381,806
Klepierre SA	13,440	221,173
L’Oreal SA	12,857	4,248,450
Legrand SA	13,096	1,092,405
Natixis SA†	125,128	344,186
Orpea†	2,487	298,715
Publicis Groupe SA†	11,512	403,480
Sartorius Stedim Biotech	2,629	940,568
Schneider Electric SE	20,895	2,587,012
SCOR SE†	5,897	157,774
Sodexo SA	3,824	273,620
Suez	33,182	574,365
Ubisoft Entertainment SA†	1,212	99,740
Valeo SA	4,245	129,684
Veolia Environnement SA	37,405	901,673
Wendel SA	2,016	206,778
Worldline SA†*	3,214	295,405

		35,745,016

Germany - 7.0%

Allianz SE	11,673	2,528,569
Beiersdorf AG	8,154	941,920
Brenntag AG	2,406	150,623
Carl Zeiss Meditec AG	810	91,248
Commerzbank AG†	85,771	497,752
Covestro AG*	5,315	252,818
Delivery Hero SE†*	2,634	282,958
Deutsche Boerse AG	6,646	1,256,271
Deutsche Wohnen SE	17,209	916,743
Evonik Industries AG	7,369	213,689
Fraport AG Frankfurt Airport Services Worldwide†	2,868	130,604
Hannover Rueck SE	1,641	279,252
HeidelbergCement AG	7,777	493,918
Henkel AG & Co. KGaA	4,203	377,428
Henkel AG & Co. KGaA (Preference Shares)	14,936	1,525,011
Infineon Technologies AG	27,474	759,326
Knorr-Bremse AG	1,128	143,333
LANXESS AG	1,424	83,284
Merck KGaA	12,248	1,661,126
Muenchener Rueckversicherungs-Gesellschaft AG	6,793	1,959,324
Puma SE†	3,696	305,127
SAP SE	33,393	5,500,831
Sartorius AG (Preference Shares)	1,127	477,442
Siemens Healthineers AG*	13,780	626,530
Symrise AG	3,803	524,402
TeamViewer AG†*	2,140	115,865
Telefonica Deutschland Holding AG	107,196	296,268
United Internet AG	5,128	251,756
Vonovia SE	21,799	1,560,830
Zalando SE†*	4,241	370,161

		24,574,409

Hong Kong - 2.9%

AIA Group, Ltd.	333,000	3,428,737
BOC Hong Kong Holdings, Ltd.	126,500	359,087
Hang Lung Properties, Ltd.	86,000	242,458
Hang Seng Bank, Ltd.	22,000	346,030
Henderson Land Development Co., Ltd.	106,503	419,817
Hong Kong & China Gas Co., Ltd.	525,050	764,182
Hong Kong Exchanges & Clearing, Ltd.	29,700	1,499,141
Link REIT	50,500	402,035
MTR Corp., Ltd.	77,000	400,886
New World Development Co., Ltd.	81,250	421,965
Power Assets Holdings, Ltd.	44,000	252,071
Sun Hung Kai Properties, Ltd.	73,500	988,194
Swire Pacific, Ltd., Class A	31,000	168,796
Swire Properties, Ltd.	54,200	146,861
Wharf Holdings, Ltd.	73,000	142,417

		9,982,677

Ireland - 0.9%

CRH PLC	27,196	1,006,085
DCC PLC	7,978	706,849
Kerry Group PLC, Class A	9,975	1,309,404

		3,022,338

Israel - 0.5%

Bank Hapoalim BM	58,066	352,088
Bank Leumi Le-Israel BM	74,268	380,811
Check Point Software Technologies, Ltd.†	3,706	467,920
NICE, Ltd.†	1,638	375,019
Wix.com, Ltd.†	951	280,193

		1,856,031

Italy - 2.0%

Assicurazioni Generali SpA	107,154	1,662,979
DiaSorin SpA	861	155,662
FinecoBank Banca Fineco SpA†	14,431	218,710
Mediobanca Banca di Credito Finanziario SpA	56,238	488,707
Moncler SpA†	9,133	353,668
Nexi SpA†*	7,864	139,970
Poste Italiane SpA*	44,625	409,517
Prysmian SpA	6,635	185,595
Recordati SpA	15,145	825,407
Snam SpA	284,615	1,457,079
Terna Rete Elettrica Nazionale SpA	141,587	1,023,577

		6,920,871

Japan - 24.0%

Aeon Co., Ltd.	37,200	923,371
Ajinomoto Co., Inc.	27,500	513,053

ANA Holdings, Inc.†	12,300	307,456
Aozora Bank, Ltd.	2,300	41,368
Astellas Pharma, Inc.	92,800	1,458,392
Bridgestone Corp.	26,500	840,924
Canon, Inc.	41,300	714,362
Central Japan Railway Co.	7,400	1,110,192
Chiba Bank, Ltd.	7,900	41,023
Chubu Electric Power Co., Inc.	27,900	344,947
Chugai Pharmaceutical Co., Ltd.	27,300	1,216,856
Concordia Financial Group, Ltd.	24,700	82,089
Dai Nippon Printing Co., Ltd.	5,700	121,303
Dai-ichi Life Holdings, Inc.	35,200	533,575
Daiichi Sankyo Co., Ltd.	20,900	1,864,158
Daikin Industries, Ltd.	7,400	1,394,902
Denso Corp.	21,200	892,115
Dentsu Group, Inc.	7,500	197,139
East Japan Railway Co.	16,300	1,061,428
Eisai Co., Ltd.	10,400	909,748
ENEOS Holdings, Inc.	156,300	613,306
FANUC Corp.	5,700	1,001,260
FUJIFILM Holdings Corp.	12,100	576,468
Hankyu Hanshin Holdings, Inc.	9,200	299,240
Hisamitsu Pharmaceutical Co., Inc.	5,700	263,164
Hitachi Metals, Ltd.	34,000	510,730
Hitachi, Ltd.	25,800	859,878
Hoya Corp.	10,700	1,052,169
Idemitsu Kosan Co., Ltd.	9,300	205,115
Inpex Corp.	68,800	437,685
Isetan Mitsukoshi Holdings, Ltd.	29,100	160,453
Isuzu Motors, Ltd.	19,400	192,141
JFE Holdings, Inc.	94,400	715,698
Kajima Corp.	22,500	280,626
Kao Corp.	17,300	1,317,979
KDDI Corp.	51,500	1,496,644
Keikyu Corp.	400	5,975
Keio Corp.	2,000	121,040
Keyence Corp.	4,600	1,897,068
Kintetsu Group Holdings Co., Ltd.	7,700	338,781
Kobayashi Pharmaceutical Co., Ltd.	400	35,651
Komatsu, Ltd.	29,200	635,196
Kose Corp.	1,300	152,566
Kubota Corp.	32,100	580,840
Kyocera Corp.	6,200	356,318
Kyowa Kirin Co., Ltd.	20,900	541,074
Lawson, Inc.	2,600	128,386
Lion Corp.	4,200	89,064
LIXIL Group Corp.	3,000	55,233
M3, Inc.	5,800	336,232
Marubeni Corp.	85,200	514,506
Maruichi Steel Tube, Ltd.	7,200	193,264
Mazda Motor Corp.	43,600	279,923
MEIJI Holdings Co., Ltd.	8,200	662,720
Mitsubishi Chemical Holdings Corp.	59,600	348,771
Mitsubishi Corp.	54,500	1,292,841
Mitsubishi Electric Corp.	57,500	794,245
Mitsubishi Estate Co., Ltd.	37,600	589,835
Mitsui & Co., Ltd.	91,200	1,648,084
Mitsui Fudosan Co., Ltd.	37,100	672,539
MS&AD Insurance Group Holdings, Inc.	13,100	363,755
Murata Manufacturing Co., Ltd.	14,700	871,605
Nexon Co., Ltd.	2,300	53,920
NGK Spark Plug Co., Ltd.	1,300	22,400
NH Foods, Ltd.	2,400	108,880
Nidec Corp.	13,200	1,110,562
Nikon Corp.	1,100	8,641
Nintendo Co., Ltd.	3,200	1,714,280
Nippon Express Co., Ltd.	2,400	142,076
Nippon Paint Holdings Co., Ltd.	1,000	85,918
Nippon Shinyaku Co., Ltd.	1,500	123,920
Nippon Steel Corp.	114,300	1,127,190
Nippon Telegraph & Telephone Corp.	50,000	1,138,413
Nisshin Seifun Group, Inc.	16,400	271,127
Nissin Foods Holdings Co., Ltd.	2,000	200,161
Nitori Holdings Co., Ltd.	2,000	418,826
NTT DOCOMO, Inc.	42,600	1,190,137
Odakyu Electric Railway Co., Ltd.	5,700	141,161
Ono Pharmaceutical Co., Ltd.	35,300	1,066,182
Oriental Land Co., Ltd.	5,400	733,664
ORIX Corp.	58,800	733,924
Osaka Gas Co., Ltd.	28,100	549,982
Otsuka Holdings Co., Ltd.	26,300	1,156,391
Pan Pacific International Holdings Corp.	3,800	89,372
Panasonic Corp.	65,600	605,677
Pigeon Corp.	5,800	265,317
Rakuten, Inc.	27,100	238,723
Recruit Holdings Co., Ltd.	30,300	1,151,752
Resona Holdings, Inc.	98,100	361,224
Ryohin Keikaku Co., Ltd.	5,000	78,365
Santen Pharmaceutical Co., Ltd.	27,600	526,645
Secom Co., Ltd.	5,600	530,048
Sekisui House, Ltd.	11,000	217,684
SG Holdings Co., Ltd.	2,300	105,863
Shimano, Inc.	1,800	381,532
Shin-Etsu Chemical Co., Ltd.	11,100	1,350,361
Shionogi & Co., Ltd.	16,300	905,376
Shiseido Co., Ltd.	12,800	745,775
Shizuoka Bank, Ltd.	4,500	31,313
SMC Corp.	1,500	824,954
Softbank Corp.	54,200	712,586
SoftBank Group Corp.	42,200	2,628,859
Sony Corp.	33,800	2,651,600
Sumitomo Chemical Co., Ltd.	44,800	145,928
Sumitomo Corp.	63,600	825,362
Sumitomo Dainippon Pharma Co., Ltd.	13,300	168,518
Sumitomo Electric Industries, Ltd.	43,100	508,256
Sumitomo Metal Mining Co., Ltd.	19,300	589,851
Sumitomo Mitsui Financial Group, Inc.	68,600	2,019,495
Sumitomo Mitsui Trust Holdings, Inc.	21,000	608,894
Sumitomo Realty & Development Co., Ltd.	11,100	328,132
Suntory Beverage & Food, Ltd.	8,500	328,235
Sysmex Corp.	4,700	410,781
Taisho Pharmaceutical Holdings Co., Ltd.	6,900	424,756
Terumo Corp.	19,100	777,236

Tobu Railway Co., Ltd.	4,000	125,006
Toho Gas Co., Ltd.	600	26,455
Tohoku Electric Power Co., Inc.	17,900	181,679
Tokio Marine Holdings, Inc.	18,800	867,979
Tokyo Electron, Ltd.	3,000	769,013
Tokyo Gas Co., Ltd.	24,900	553,999
Tokyu Corp.	18,500	247,680
Toppan Printing Co., Ltd.	8,100	126,033
Toray Industries, Inc.	42,100	200,215
TOTO, Ltd.	800	35,160
Toyo Suisan Kaisha, Ltd.	2,100	119,360
Toyota Industries Corp.	8,900	519,303
Toyota Motor Corp.	86,700	5,734,978
Toyota Tsusho Corp.	5,200	151,707
Unicharm Corp.	21,100	919,184
Welcia Holdings Co., Ltd.	1,400	59,944
West Japan Railway Co.	7,500	394,491
Yakult Honsha Co., Ltd.	6,300	359,864
Yamazaki Baking Co., Ltd.	8,700	141,776
Z Holdings Corp.	75,000	499,221

		83,725,741

Jersey - 0.5%

Ferguson PLC	12,773	1,259,401
WPP PLC	74,506	642,991

		1,902,392

Luxembourg - 0.3%

Aroundtown SA†	43,901	240,048
Eurofins Scientific SE†	236	189,143
SES SA FDR	23,602	167,585
Tenaris SA	89,317	524,405

		1,121,181

Netherlands - 5.3%

ABN AMRO Group NV CVA*	40,437	385,272
Adyen NV†*	359	605,347
Aegon NV	159,801	444,900
AerCap Holdings NV†	8,745	258,590
Akzo Nobel NV	10,725	1,061,523
ASML Holding NV	12,465	4,675,247
CNH Industrial NV†	68,258	540,377
EXOR NV	8,039	473,911
Ferrari NV	4,742	923,527
ING Groep NV†	127,273	1,033,400
Just Eat Takeaway.com NV†*	2,017	224,427
Koninklijke DSM NV	7,823	1,255,168
Koninklijke KPN NV	179,435	470,441
Koninklijke Vopak NV	9,640	529,409
NN Group NV	28,286	1,064,973
Prosus NV†	21,492	2,150,285
QIAGEN NV†	17,184	872,963
STMicroelectronics NV	15,441	464,533
Wolters Kluwer NV	11,208	920,205

		18,354,498

New Zealand - 0.3%

a2 Milk Co., Ltd.†	28,722	359,663
Auckland International Airport, Ltd.	39,303	175,526
Fisher & Paykel Healthcare Corp., Ltd.	10,896	270,462
Meridian Energy, Ltd.	66,764	228,459
Ryman Healthcare, Ltd.	8,583	77,704
Spark New Zealand, Ltd.	26,250	85,404

		1,197,218

Norway - 0.9%

Equinor ASA	81,700	1,324,304
Mowi ASA	28,738	562,048
Orkla ASA	68,334	695,566
Telenor ASA	36,831	599,115
Yara International ASA	2,341	98,081

		3,279,114

Papua New Guinea - 0.1%

Oil Search, Ltd.	177,283	427,569

Portugal - 0.6%

Banco Espirito Santo SA†(1)	126,030	0
EDP - Energias de Portugal SA	210,580	1,065,996
Galp Energia SGPS SA	62,555	669,760
Jeronimo Martins SGPS SA	15,979	262,288

		1,998,044

Singapore - 1.4%

CapitaLand, Ltd.	184,500	375,631
City Developments, Ltd.	11,500	67,873
DBS Group Holdings, Ltd.	84,200	1,291,576
Jardine Cycle & Carriage, Ltd.	10,700	149,032
Keppel Corp., Ltd.	55,800	187,839
Oversea-Chinese Banking Corp., Ltd.	157,800	1,005,568
Singapore Airlines, Ltd.	33,500	89,872
Singapore Telecommunications, Ltd.	401,500	678,733
United Overseas Bank, Ltd.	66,200	951,727

		4,797,851

Spain - 2.0%

Aena SME SA†*	4,547	678,813
Amadeus IT Group SA	17,484	978,755
Bankinter SA	29,064	156,319
CaixaBank SA	186,624	410,228
Cellnex Telecom SA*	5,283	338,424
Enagas SA	29,593	723,600
Ferrovial SA	9,311	248,670
Grifols SA	19,249	521,667
Red Electrica Corp. SA	33,714	644,728
Repsol SA	141,529	1,118,414
Telefonica SA	257,187	1,016,193

		6,835,811

SupraNational - 0.1%

Unibail-Rodamco-Westfield	7,305	341,374

Sweden - 2.9%

Assa Abloy AB, Class B	26,280	607,644
Boliden AB	26,697	795,990
Essity AB, Class B†	38,080	1,310,158
Hennes & Mauritz AB, Class B	27,444	437,528

Hexagon AB, Class B†	5,502	398,443
ICA Gruppen AB	1,379	67,628
Industrivarden AB, Class C†	2,994	78,884
Investor AB, Class B	29,152	1,858,357
Sandvik AB†	36,253	711,665
Skandinaviska Enskilda Banken AB, Class A†	75,933	752,676
Svenska Handelsbanken AB, Class A†	79,367	798,460
Telefonaktiebolaget LM Ericsson, Class B	93,191	1,080,071
Volvo AB, Class B†	60,577	1,157,643

		10,055,147

Switzerland - 8.5%

ABB, Ltd.	108,821	2,765,217
Adecco Group AG	6,603	345,216
Alcon, Inc.†	23,158	1,315,775
Baloise Holding AG	3,177	493,798
Coca-Cola HBC AG	24,531	653,869
EMS-Chemie Holding AG	545	491,070
Geberit AG	2,039	1,174,294
Givaudan SA	554	2,322,761
Julius Baer Group, Ltd.	13,548	648,961
Kuehne & Nagel International AG†	5,934	1,149,120
Logitech International SA	2,081	153,828
Lonza Group AG	3,956	2,452,505
Partners Group Holding AG	1,194	1,212,294
Schindler Holding AG	215	56,559
Schindler Holding AG (Participation Certificate)	3,620	965,520
SGS SA	344	889,731
Sika AG	6,257	1,499,271
Sonova Holding AG†	2,333	544,827
Straumann Holding AG	453	445,408
Swatch Group AG	3,991	843,278
Swiss Life Holding AG	2,980	1,202,615
Swiss Prime Site AG	5,084	457,529
Swiss Re AG	17,499	1,406,192
Swisscom AG	2,858	1,580,840
Temenos AG	2,443	394,037
Vifor Pharma AG	4,670	689,431
Zurich Insurance Group AG	9,130	3,373,439

		29,527,385

United Kingdom - 11.5%

3i Group PLC	74,419	933,119
Admiral Group PLC	9,778	344,510
Antofagasta PLC	76,756	1,101,963
Ashtead Group PLC	27,651	962,872
Auto Trader Group PLC*	65,958	496,570
Aviva PLC	384,999	1,454,908
Barratt Developments PLC	42,101	298,274
Berkeley Group Holdings PLC	5,382	327,829
British Land Co. PLC	99,532	489,871
BT Group PLC	452,868	633,521
Bunzl PLC	24,415	790,462
Burberry Group PLC	34,562	671,712
Coca-Cola European Partners PLC	11,097	456,753
Compass Group PLC	67,664	1,103,940
Croda International PLC	12,322	970,021
Direct Line Insurance Group PLC	92,473	366,945
Evraz PLC	113,305	491,035
Halma PLC	19,869	589,098
Hargreaves Lansdown PLC	17,251	372,769
Hikma Pharmaceuticals PLC	13,233	419,411
Informa PLC†	115,137	642,060
InterContinental Hotels Group PLC†	10,143	597,394
Intertek Group PLC	12,850	1,009,335
ITV PLC	339,979	275,952
J Sainsbury PLC	245,839	604,013
Johnson Matthey PLC	16,550	525,426
Kingfisher PLC	172,440	627,319
Land Securities Group PLC	62,054	479,538
Legal & General Group PLC	283,595	833,065
London Stock Exchange Group PLC	16,072	1,890,614
M&G PLC	79,270	183,318
Melrose Industries PLC	227,485	309,564
Mondi PLC	28,293	552,560
National Grid PLC	195,085	2,201,649
Next PLC	9,684	781,624
Ocado Group PLC†	13,495	452,320
Pearson PLC	65,779	490,626
Persimmon PLC	13,999	489,895
Prudential PLC	65,427	1,081,014
RELX PLC	90,689	2,063,916
Rentokil Initial PLC†	112,138	798,970
RSA Insurance Group PLC†	78,299	474,286
Sage Group PLC	80,754	800,705
Schroders PLC	17,665	684,325
Segro PLC	67,895	864,748
Smith & Nephew PLC	57,248	1,164,347
Smiths Group PLC	46,568	871,251
Spirax-Sarco Engineering PLC	4,902	671,329
SSE PLC	72,392	1,225,793
St James’s Place PLC	58,462	765,705
Taylor Wimpey PLC	143,400	234,634
United Utilities Group PLC	88,464	987,185
Whitbread PLC†	10,271	348,269
WM Morrison Supermarkets PLC	364,283	936,415

		40,194,747

Total Common Stocks
(cost $295,192,904)		331,570,291

RIGHTS† - 0.0%
Airport Development/Maintenance - 0.0%

Sydney Airport Expires 09/02/2020 (strike price 4.56 AUD)
(cost $0)	15,771	13,493

Total Long-Term Investment Securities
(cost $295,192,904)		331,583,784

SHORT-TERM INVESTMENT SECURITIES - 1.0%
U.S. Government Treasuries - 1.0%

United States Treasury Bills 0.07% due 02/25/2021(2)	$700,000	699,570

0.11% due 12/31/2020(2)	600,000	599,758
0.15% due 03/25/2021(2)	900,000	899,347
0.17% due 05/20/2021(2)	500,000	499,597
0.17% due 12/31/2020(2)	500,000	499,798
0.22% due 09/10/2020(2)	300,000	299,993

Total Short-Term Investment Securities
(cost $3,497,857)		3,498,063

REPURCHASE AGREEMENTS - 3.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $12,315,000 collateralized by $347,900 of United States Treasury Notes, bearing interest at 0.38% due 07/15/2023 and by $12,164,000 of United States Treasury Notes, bearing interest at 0.13% due 08/15/2023 and having an approximate aggregate value of $12,561,301. (cost $12,315,000)	12,315,000	12,315,000

TOTAL INVESTMENTS
(cost $311,005,761)	99.5%	347,396,847
Other assets less liabilities	0.5	1,635,421

NET ASSETS	100.0%	$349,032,268

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $6,807,252 representing 2.0% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR -	American Depositary Receipt
AUD -	Australian Dollar
CVA -	Certification Van Aandelen (Dutch Cert.)
FDR -	Fiduciary Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
170	Long	MSCI EAFE Index	September 2020	$15,500,254	$16,150,850	$650,596

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Medical-Drugs	6.4%
Insurance-Life/Health	3.7
Banks-Commercial	3.5
Repurchase Agreements	3.5
Cosmetics & Toiletries	2.9
Telephone-Integrated	2.8
Insurance-Multi-line	2.7
Auto-Cars/Light Trucks	2.0
Real Estate Operations & Development	1.8
Enterprise Software/Service	1.7
Commercial Services	1.6
Real Estate Investment Trusts	1.6
Chemicals-Diversified	1.6
Semiconductor Equipment	1.5
Finance-Other Services	1.5
Investment Companies	1.5
Chemicals-Specialty	1.5
Gas-Distribution	1.4
Transport-Rail	1.3
Medical Products	1.3
Import/Export	1.3
Food-Retail	1.3
Medical-Biomedical/Gene	1.1
Diversified Banking Institutions	1.1
Insurance-Reinsurance	1.1
Industrial Gases	1.1
Building & Construction Products-Misc.	1.0
Industrial Automated/Robotic	1.0
Oil Companies-Integrated	1.0
U.S. Government Treasuries	1.0
Food-Misc./Diversified	1.0
Apparel Manufacturers	1.0
Electronic Components-Misc.	1.0
Audio/Video Products	1.0
Steel-Producers	0.9
Food-Dairy Products	0.9
Real Estate Management/Services	0.9
Oil Refining & Marketing	0.9
Medical Labs & Testing Services	0.8
Instruments-Controls	0.8
Electric-Integrated	0.8
Insurance-Property/Casualty	0.8
Water	0.8
Private Equity	0.8
Machinery-Electrical	0.7
Investment Management/Advisor Services	0.7
Power Converter/Supply Equipment	0.7
Internet Content-Information/News	0.7
Electric-Distribution	0.7
Transport-Services	0.6
Oil Companies-Exploration & Production	0.6
Cellular Telecom	0.6
Machinery-General Industrial	0.6
Auto/Truck Parts & Equipment-Original	0.6
Distribution/Wholesale	0.5
Retail-Apparel/Shoe	0.5
Soap & Cleaning Preparation	0.5
Beverages-Non-alcoholic	0.5
Paper & Related Products	0.5
Rubber-Tires	0.5
Optical Supplies	0.5
Toys	0.5
Electric-Transmission	0.5
Building-Residential/Commercial	0.5
Gold Mining	0.5
Auto-Heavy Duty Trucks	0.5
Airport Development/Maintenance	0.4
Computer Services	0.4
Building Products-Cement	0.4
Human Resources	0.4
Gas-Transportation	0.4
Building-Heavy Construction	0.4
Building Products-Air & Heating	0.4
Medical Instruments	0.4
Food-Catering	0.4
Telecom Services	0.4
Machinery-Construction & Mining	0.4
Office Automation & Equipment	0.4
Hotels/Motels	0.4
Machinery-Farming	0.4
Pipelines	0.4
Building & Construction-Misc.	0.4
Electronic Components-Semiconductors	0.3
Public Thoroughfares	0.3
Coatings/Paint	0.3
Multimedia	0.3
Retail-Jewelry	0.3
Metal-Copper	0.3
Electric Products-Misc.	0.3
Networking Products	0.3
Electronic Measurement Instruments	0.3
Retail-Building Products	0.3
Commercial Services-Finance	0.3
Computer Aided Design	0.3
Diagnostic Kits	0.3
Retail-Discount	0.3
Diversified Operations	0.3
Finance-Leasing Companies	0.3
Rental Auto/Equipment	0.3
Wireless Equipment	0.3
Publishing-Periodicals	0.3
Metal-Iron	0.3
Diversified Manufacturing Operations	0.3
Applications Software	0.2
Web Portals/ISP	0.2
MRI/Medical Diagnostic Imaging	0.2
Energy-Alternate Sources	0.2
Building-Maintenance & Services	0.2
Metal-Diversified	0.2
E-Commerce/Services	0.2
Resorts/Theme Parks	0.2
Steel Pipe & Tube	0.2
Advertising Agencies	0.2
Electronic Security Devices	0.2
Advertising Services	0.2
Diversified Minerals	0.2
Security Services	0.2
Diversified Operations/Commercial Services	0.2
Fisheries	0.1
Steel-Specialty	0.1
Chemicals-Plastics	0.1
Computer Data Security	0.1
Medical-Hospitals	0.1
Diagnostic Equipment	0.1
Airlines	0.1
Bicycle Manufacturing	0.1
Telecommunication Equipment	0.1
Food-Meat Products	0.1
Athletic Footwear	0.1
Medical-Nursing Homes	0.1
Internet Application Software	0.1
Television	0.1
Food-Flour & Grain	0.1
Respiratory Products	0.1
Consulting Services	0.1

Finance-Consumer Loans	0.1
E-Commerce/Products	0.1
Electric-Generation	0.1
Wire & Cable Products	0.1

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$19,848,930	$—		$0	$19,848,930
Portugal	1,998,044	—		0	1,998,044
Other Countries	266,722,213	43,001,104	**	—	309,723,317
Rights	13,493	—		—	13,493
Short-Term Investment Securities	—	3,498,063		—	3,498,063
Repurchase Agreements	—	12,315,000		—	12,315,000

Total Investments at Value	$288,582,680	$58,814,167		$0	$347,396,847

Other Financial Instruments:†
Futures Contracts	$650,596	$—		$—	$650,596

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Australia - 1.9%

Qantas Airways, Ltd.†	4,476,875	$13,009,564

British Virgin Islands - 3.0%

Hollysys Automation Technologies, Ltd.	627,132	6,791,840
Nomad Foods, Ltd.†	548,703	13,531,016

		20,322,856

Canada - 2.8%

Home Capital Group, Inc.†	432,900	7,314,843
Lundin Mining Corp.	1,875,850	11,749,680

		19,064,523

Cayman Islands - 5.7%

Alibaba Group Holding, Ltd.†	548,388	20,010,339
Xinyi Glass Holdings, Ltd.	10,958,000	18,946,246

		38,956,585

China - 6.8%

LONGi Green Energy Technology Co., Ltd., Class A	381,500	3,521,812
Midea Group Co., Ltd.	1,838,912	18,923,507
Oppein Home Group, Inc., Class A	692,720	10,206,676
Shanghai Pharmaceuticals Holding Co., Ltd.	7,709,300	13,747,068

		46,399,063

Denmark - 1.7%

Danske Bank A/S†	747,778	11,573,347

France - 5.4%

Cie de Saint-Gobain†	379,881	15,404,189
Orange SA	432,845	4,819,278
Sanofi	166,263	16,839,055

		37,062,522

Germany - 7.8%

METRO AG	332,493	3,290,105
Muenchener Rueckversicherungs-Gesellschaft AG	52,560	15,160,025
Rheinmetall AG	134,048	12,403,779
SAP SE	91,227	15,027,829
Siemens AG	57,077	7,877,932

		53,759,670

Hong Kong - 2.5%

China Mobile, Ltd.	2,428,000	16,964,233

India - 2.4%

Tech Mahindra, Ltd.	1,623,821	16,324,798

Ireland - 1.3%

Greencore Group PLC	5,338,788	8,970,738

Israel - 2.2%

Check Point Software Technologies, Ltd.†	122,367	15,450,057

Italy - 2.2%

Prysmian SpA	530,023	14,825,871

Japan - 12.2%

Alps Alpine Co., Ltd.	1,058,000	16,841,694
Daiwa Securities Group, Inc.	3,579,000	16,152,217
Hitachi, Ltd.	458,400	15,277,836
Mitsubishi UFJ Financial Group, Inc.	4,095,500	17,110,501
Takeda Pharmaceutical Co., Ltd.	492,900	18,424,124

		83,806,372

Jersey - 0.5%

Man Group PLC	1,962,320	3,214,647

Luxembourg - 1.5%

Samsonite International SA†*	8,705,400	10,075,538

Malaysia - 0.3%

CIMB Group Holdings Bhd	2,648,256	2,097,211

Netherlands - 5.8%

Koninklijke Philips NV†	332,334	15,718,878
NN Group NV#	409,534	15,419,036
OCI NV†#	632,320	8,579,565

		39,717,479

Norway - 1.8%

DNB ASA†	763,173	12,248,229

Russia - 1.6%

Mobile TeleSystems PJSC ADR	1,176,151	10,961,727

Singapore - 1.4%

Keppel Corp., Ltd.	2,845,700	9,579,439

South Korea - 9.3%

Coway Co, Ltd.	229,169	15,394,971
Hana Financial Group, Inc.	456,897	10,846,448
Samsung Electronics Co., Ltd.	373,399	16,974,111
SK Telecom Co., Ltd.	97,862	20,430,824

		63,646,354

Switzerland - 4.9%

LafargeHolcim, Ltd.	334,739	15,886,170
Novartis AG	202,500	17,482,272

		33,368,442

Thailand - 0.6%

Siam Commercial Bank PCL	1,659,200	3,865,114

United Kingdom - 7.4%

Fresnillo PLC	637,689	10,761,939
John Wood Group PLC	2,215,038	7,337,240
Kingfisher PLC	2,678,493	9,744,075
Sensata Technologies Holding PLC†	190,810	7,945,328
Smiths Group PLC#	813,859	15,226,671

		51,015,253

United States - 5.2%

Advance Auto Parts, Inc.	57,321	8,959,846
Berry Global Group, Inc.†	253,311	13,055,649
Gentex Corp.	500,583	13,540,770

		35,556,265

Total Long-Term Investment Securities (cost $638,549,730)		671,835,897

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Registered Investment Companies - 1.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(1)	$9,450,485	9,450,485
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(1)(2)	2,769,317	2,769,317

Total Short-Term Investment Securities (cost $12,219,802)		12,219,802

TOTAL INVESTMENTS (cost $650,769,532)	100.0%	684,055,699
Liabilities in excess of other assets	(0.0)	(55,861)

NET ASSETS	100.0%	$683,999,838

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $10,075,538 representing 1.5% of net assets.

(1)	The rate shown is the 7-day yield as of August 31, 2020.
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $4,166,384. This was secured by collateral of $2.769,317, which was received in cash and subsequently invested in short-term investments currently valued at $2,769,317 as reported in the Portfolio of Investments. Additional collateral of $1,622,212 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Notes/Bonds	0.13% to 3.63%	04/15/2021 to 08/15/2049	$1,622,212

ADR - American Depositary Receipt

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	31,767,000	USD	35,947,607	09/09/2020	$—	$(1,966,948)
	GBP	7,102,000	USD	9,308,733	11/17/2020	—	(188,772)
	USD	37,350,209	EUR	31,767,000	09/09/2020	564,346	—

Unrealized Appreciation (Depreciation)						$564,346	$(2,155,720)

EUR - Euro Currency

GBP - British Pound

USD - United States Dollar

Country Allocation*

Japan	12.2%
South Korea	9.3
Germany	7.8
United Kingdom	7.4
United States	7.0
China	6.8
Netherlands	5.8
Cayman Islands	5.7
France	5.4
Switzerland	4.9
British Virgin Islands	3.0
Canada	2.8
Hong Kong	2.5
India	2.4
Israel	2.2
Italy	2.2
Australia	1.9
Norway	1.8
Denmark	1.7
Russia	1.6
Luxembourg	1.5
Singapore	1.4
Ireland	1.3
Thailand	0.6
Jersey	0.5
Malaysia	0.3

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$614,483,376	$57,352,521	**	$—	$671,835,897
Short-Term Investment Securities	12,219,802	—		—	12,219,802

Total Investments at Value	$626,703,178	$57,352,521		$—	$684,055,699

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$564,346		$—	$564,346

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,155,720		$—	$2,155,720

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Aerospace/Defense - 1.9%

Northrop Grumman Corp.	5,560	$1,904,912
Raytheon Technologies Corp.	29,350	1,790,350

		3,695,262

Agricultural Biotech - 0.7%

Corteva, Inc.	46,492	1,327,347

Agricultural Chemicals - 0.7%

Nutrien, Ltd.	35,985	1,326,767

Airlines - 0.4%

Southwest Airlines Co.	21,420	804,964

Applications Software - 6.8%

Intuit, Inc.	5,370	1,854,744
Microsoft Corp.	50,485	11,385,882

		13,240,626

Building Products-Air & Heating - 1.0%

Carrier Global Corp.	65,343	1,950,489

Cable/Satellite TV - 2.5%

Comcast Corp., Class A	109,948	4,926,770

Cellular Telecom - 1.4%

T-Mobile US, Inc.†	23,913	2,790,169

Coatings/Paint - 0.3%

Sherwin-Williams Co.	778	522,077

Commercial Services-Finance - 1.9%

Automatic Data Processing, Inc.	13,425	1,867,283
PayPal Holdings, Inc.†	8,585	1,752,542

		3,619,825

Computer Aided Design - 0.5%

Autodesk, Inc.†	3,675	902,948

Computers - 7.4%

Apple, Inc.	111,272	14,358,539

Computers-Memory Devices - 0.4%

Western Digital Corp.	21,625	830,833

Cosmetics & Toiletries - 0.5%

Colgate-Palmolive Co.	12,090	958,253

Data Processing/Management - 3.1%

Fidelity National Information Services, Inc.	24,295	3,664,901
Fiserv, Inc.†	24,258	2,415,611

		6,080,512

Dental Supplies & Equipment - 0.3%

DENTSPLY SIRONA, Inc.	13,890	623,244

Diversified Banking Institutions - 4.0%

Bank of America Corp.	57,440	1,478,506
Citigroup, Inc.	18,596	950,628
JPMorgan Chase & Co.	27,618	2,767,047
Morgan Stanley	47,220	2,467,717

		7,663,898

Drug Delivery Systems - 0.7%

Becton Dickinson and Co.	5,564	1,350,772

E-Commerce/Products - 6.9%

Amazon.com, Inc.†	3,175	10,956,798
eBay, Inc.	44,910	2,460,170

		13,416,968

E-Commerce/Services - 1.1%

Lyft, Inc., Class A†	19,530	579,455
Uber Technologies, Inc.†	43,740	1,470,976

		2,050,431

Electric-Integrated - 0.7%

AES Corp.	75,670	1,343,142

Electronic Components-Semiconductors - 1.4%

Marvell Technology Group, Ltd.	13,370	518,489
NVIDIA Corp.	3,950	2,113,171

		2,631,660

Electronic Connectors - 1.0%

TE Connectivity, Ltd.	19,140	1,848,924

Electronic Forms - 1.8%

Adobe, Inc.†	6,810	3,496,186

Entertainment Software - 0.7%

Activision Blizzard, Inc.	17,334	1,447,736

Finance-Credit Card - 3.1%

American Express Co.	15,885	1,613,757
Mastercard, Inc., Class A	12,267	4,393,917

		6,007,674

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	10,915	387,810

Food-Confectionery - 1.2%

Mondelez International, Inc., Class A	39,660	2,316,937

Food-Meat Products - 0.6%

Tyson Foods, Inc., Class A	17,530	1,100,884

Food-Misc./Diversified - 1.1%

Conagra Brands, Inc.	54,598	2,094,379

Food-Wholesale/Distribution - 0.6%

Sysco Corp.	20,965	1,260,835

Gold Mining - 1.3%

Newmont Corp.	36,230	2,437,554

Industrial Gases - 0.5%

Air Products & Chemicals, Inc.	3,370	984,916

Instruments-Controls - 1.0%

Honeywell International, Inc.	11,676	1,932,962

Insurance Brokers - 0.9%

Aon PLC, Class A	8,562	1,712,314

Insurance-Property/Casualty - 3.3%

Berkshire Hathaway, Inc., Class B†	29,101	6,345,182

Internet Content-Entertainment - 2.8%

Facebook, Inc., Class A†	18,600	5,453,520

Internet Security - 0.7%

Palo Alto Networks, Inc.†	5,405	1,391,301

Investment Management/Advisor Services - 1.5%

BlackRock, Inc.	4,908	2,916,285

Medical Instruments - 2.2%

Medtronic PLC	38,804	4,170,266

Medical Labs & Testing Services - 1.0%

Quest Diagnostics, Inc.	16,695	1,857,152

Medical Products - 1.8%

Abbott Laboratories	20,056	2,195,530
Stryker Corp.	6,965	1,380,185

		3,575,715

Medical-Biomedical/Gene - 0.2%

Alexion Pharmaceuticals, Inc.†	3,670	419,187

Medical-Drugs - 3.9%

Johnson & Johnson	27,168	4,167,843
Merck & Co., Inc.	18,130	1,545,945
Pfizer, Inc.	48,910	1,848,309

		7,562,097

Medical-HMO - 1.0%

Anthem, Inc.	6,594	1,856,343

Multimedia - 1.1%

Walt Disney Co.	16,560	2,183,767

Networking Products - 0.7%

Cisco Systems, Inc.	33,550	1,416,481

Oil Companies-Exploration & Production - 1.5%

Canadian Natural Resources, Ltd.	91,425	1,798,330
EOG Resources, Inc.	24,230	1,098,588

		2,896,918

Oil Companies-Integrated - 1.3%

Chevron Corp.	31,010	2,602,669

Pharmacy Services - 0.9%

Cigna Corp.	10,249	1,817,865

Real Estate Investment Trusts - 0.8%

American Tower Corp.	5,925	1,476,214

Retail-Auto Parts - 0.6%

AutoZone, Inc.†	900	1,076,679

Retail-Building Products - 2.4%

Lowe’s Cos., Inc.	27,715	4,564,383

Retail-Discount - 1.0%

Dollar Tree, Inc.†	21,085	2,029,853

Retail-Restaurants - 1.5%

Darden Restaurants, Inc.	17,160	1,487,257
McDonald’s Corp.	7,020	1,498,911

		2,986,168

Semiconductor Components-Integrated Circuits - 0.6%

NXP Semiconductors NV	9,415	1,184,030

Semiconductor Equipment - 0.8%

Lam Research Corp.	4,710	1,584,161

Tobacco - 1.5%

Philip Morris International, Inc.	35,360	2,821,374

Tools-Hand Held - 1.5%

Stanley Black & Decker, Inc.	18,410	2,969,533

Transport-Rail - 1.5%

Union Pacific Corp.	15,085	2,902,957

Web Portals/ISP - 4.1%

Alphabet, Inc., Class A†	2,352	3,832,655
Alphabet, Inc., Class C†	2,508	4,098,523

		7,931,178

Total Long-Term Investment Securities
(cost $131,916,204)		191,435,885

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% , dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $233,000 collateralized by $237,900 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2023 and having an approximate value of $237,734 (cost $233,000)	$233,000	233,000

TOTAL INVESTMENTS
(cost $132,149,204)	98.9%	191,668,885
Other assets less liabilities	1.1	2,078,047

NET ASSETS	100.0%	$193,746,932

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$191,435,885	$—	$—	$191,435,885
Repurchase Agreements	—	233,000	—	233,000

Total Investments at Value	$191,435,885	$233,000	$—	$191,668,885

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.4%
Apparel Manufacturers - 0.7%

VF Corp.	59,975	$3,943,356

Applications Software - 10.6%

Microsoft Corp.	275,533	62,140,957

Athletic Footwear - 3.5%

adidas AG†	30,804	9,359,085
NIKE, Inc., Class B	98,755	11,049,697

		20,408,782

Beverages-Non-alcoholic - 2.2%

PepsiCo, Inc.	91,499	12,815,350

Cable/Satellite TV - 2.6%

Comcast Corp., Class A	337,351	15,116,698

Coatings/Paint - 1.4%

Sherwin-Williams Co.	12,363	8,296,191

Commercial Services-Finance - 1.3%

Equifax, Inc.	15,943	2,682,729
Moody’s Corp.	17,639	5,197,155

		7,879,884

Computer Services - 5.7%

Accenture PLC, Class A	102,621	24,621,857
Cognizant Technology Solutions Corp., Class A	130,028	8,693,672

		33,315,529

Computers - 5.4%

Apple, Inc.	244,620	31,565,765

Consulting Services - 0.5%

Verisk Analytics, Inc.	15,913	2,970,480

Cosmetics & Toiletries - 3.8%

Colgate-Palmolive Co.	190,711	15,115,754
Estee Lauder Cos., Inc., Class A	33,069	7,332,059

		22,447,813

Data Processing/Management - 4.0%

Fidelity National Information Services, Inc.	80,879	12,200,597
Fiserv, Inc.†	111,406	11,093,810

		23,294,407

Diagnostic Equipment - 3.4%

Danaher Corp.	40,030	8,264,994
Thermo Fisher Scientific, Inc.	26,736	11,469,209

		19,734,203

Drug Delivery Systems - 2.0%

Becton Dickinson and Co.	49,614	12,044,791

E-Commerce/Products - 2.4%

Alibaba Group Holding, Ltd. ADR†	49,293	14,148,570

Electronic Components-Semiconductors - 1.6%

Texas Instruments, Inc.	66,930	9,514,100

Electronic Connectors - 3.3%

Amphenol Corp., Class A	109,054	11,974,129
TE Connectivity, Ltd.	78,443	7,577,594

		19,551,723

Electronic Measurement Instruments - 3.1%

Agilent Technologies, Inc.	95,982	9,638,512
Fortive Corp.	122,241	8,814,799

		18,453,311

Entertainment Software - 2.3%

Electronic Arts, Inc.†	94,892	13,234,587

Finance-Credit Card - 4.2%

Mastercard, Inc., Class A	15,409	5,519,350
Visa, Inc., Class A	90,050	19,089,699

		24,609,049

Finance-Investment Banker/Broker - 1.8%

Charles Schwab Corp.	290,465	10,320,221

Instruments-Controls - 0.5%

Mettler-Toledo International, Inc.†	2,819	2,736,629

Insurance Brokers - 4.2%

Aon PLC, Class A	77,616	15,522,424
Marsh & McLennan Cos., Inc.	77,849	8,945,628

		24,468,052

Internet Content-Information/News - 1.2%

Tencent Holdings, Ltd.	103,700	7,098,249

Machinery-General Industrial - 1.2%

Otis Worldwide Corp.	108,240	6,808,296

Medical Instruments - 2.6%

Boston Scientific Corp.†	287,786	11,804,982
Medtronic PLC	34,213	3,676,871

		15,481,853

Medical Products - 2.8%

Abbott Laboratories	54,086	5,920,794
Stryker Corp.	51,817	10,268,057

		16,188,851

Medical-Drugs - 1.9%

PRA Health Sciences, Inc.†	54,915	5,870,963
Roche Holding AG	15,270	5,332,971

		11,203,934

Pharmacy Services - 1.0%

Cigna Corp.	33,479	5,938,170

Private Equity - 0.7%

Blackstone Group, Inc., Class A	73,706	3,902,733

Retail-Apparel/Shoe - 0.7%

Ross Stores, Inc.	46,479	4,233,307

Retail-Discount - 1.3%

Dollarama, Inc.	203,043	7,926,515

Retail-Major Department Stores - 0.6%

TJX Cos., Inc.	60,176	3,297,043

Retail-Restaurants - 1.2%

Starbucks Corp.	86,269	7,287,142

Semiconductor Components-Integrated Circuits - 1.7%

Analog Devices, Inc.	48,075	5,619,006
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,755	4,339,334

		9,958,340

Soap & Cleaning Preparation - 1.8%

Church & Dwight Co., Inc.	112,333	10,764,871

Textile-Apparel - 1.4%

LVMH Moet Hennessy Louis Vuitton SE	17,805	8,346,057

Transport-Rail - 1.8%

Union Pacific Corp.	55,082	10,599,980

Web Portals/ISP - 7.0%

Alphabet, Inc., Class A†	25,060	40,836,022

Total Long-Term Investment Securities
(cost $368,975,133)		582,881,811

SHORT-TERM INVESTMENT SECURITIES - 0.1%
U.S. Government Agencies - 0.1%

Federal Home Loan Bank 0.01% due 09/01/2020
(cost $529,000)	$529,000	529,000

TOTAL INVESTMENTS
(cost $369,504,133)	99.5%	583,410,811
Other assets less liabilities	0.5	3,166,654

NET ASSETS	100.0%	$586,577,465

†	Non-income producing security

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$582,881,811	$—	$—	$582,881,811

U.S. Government Agencies	—	529,000	—	529,000

Total Investments at Value	$582,881,811	$529,000	$—	$583,410,811

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Aerospace/Defense-Equipment - 0.2%

Hexcel Corp.	138,144	$5,441,492

Airlines - 0.2%

JetBlue Airways Corp.†	446,257	5,140,881

Apparel Manufacturers - 0.7%

Carter’s, Inc.	72,159	5,745,300
Columbia Sportswear Co.	47,042	4,025,384
Deckers Outdoor Corp.†	46,327	9,444,685

		19,215,369

Applications Software - 0.9%

CDK Global, Inc.	201,080	9,374,350
PTC, Inc.†	172,286	15,748,663

		25,123,013

Auto/Truck Parts & Equipment-Original - 0.8%

Adient PLC†	144,459	2,504,919
Dana, Inc.	239,059	3,334,873
Delphi Technologies PLC†	142,874	2,481,721
Lear Corp.	90,221	10,278,879
Visteon Corp.†	46,039	3,472,722

		22,073,114

Banks-Commercial - 5.3%

Associated Banc-Corp	254,269	3,417,375
BancorpSouth Bank	160,838	3,470,884
Bank of Hawaii Corp.	66,202	3,643,758
Bank OZK	200,016	4,608,369
Cathay General Bancorp	125,052	3,087,534
CIT Group, Inc.	162,758	3,201,450
Commerce Bancshares, Inc.#	166,088	9,893,862
Cullen/Frost Bankers, Inc.	94,185	6,542,090
East West Bancorp, Inc.	234,103	8,610,308
First Financial Bankshares, Inc.	235,038	7,115,775
First Horizon National Corp.	915,449	8,742,538
FNB Corp.	534,534	4,009,005
Fulton Financial Corp.	267,704	2,618,145
Glacier Bancorp, Inc.	146,801	5,150,513
Hancock Whitney Corp.	142,764	2,856,708
Home BancShares, Inc.	254,127	4,119,399
International Bancshares Corp.	92,125	2,909,308
PacWest Bancorp	192,727	3,677,231
Pinnacle Financial Partners, Inc.	117,968	4,712,822
Prosperity Bancshares, Inc.	153,317	8,358,843
Signature Bank	88,635	8,600,254
Synovus Financial Corp.	243,700	5,329,719
TCF Financial Corp.	251,680	6,765,158
Texas Capital Bancshares, Inc.†	83,435	2,702,460
Trustmark Corp.	104,936	2,463,897
UMB Financial Corp.	70,090	3,765,235
Umpqua Holdings Corp.	364,367	4,110,060
United Bankshares, Inc.	210,439	5,500,875
Valley National Bancorp	648,085	4,867,118
Webster Financial Corp.	149,195	4,102,863
Wintrust Financial Corp.	95,254	4,145,454

		153,099,010

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.	105,341	4,876,235
EnerSys	70,241	5,055,947

		9,932,182

Brewery - 0.5%

Boston Beer Co., Inc., Class A†	15,976	14,090,512

Building & Construction Products-Misc. - 1.3%

Builders FirstSource, Inc.†	192,944	5,907,945
Louisiana-Pacific Corp.	185,656	6,115,509
Owens Corning	178,434	12,069,276
Trex Co., Inc.†	95,723	14,309,631

		38,402,361

Building & Construction-Misc. - 0.5%

EMCOR Group, Inc.	90,748	6,807,008
TopBuild Corp.†	55,143	8,480,993

		15,288,001

Building Products-Air & Heating - 0.6%

Lennox International, Inc.	57,587	16,143,364

Building Products-Cement - 0.5%

Eagle Materials, Inc.	68,860	5,630,682
MDU Resources Group, Inc.	331,784	7,836,738

		13,467,420

Building-Heavy Construction - 0.3%

Arcosa, Inc.	1	46
Dycom Industries, Inc.†	52,344	3,219,680
MasTec, Inc.†	96,404	4,454,829

		7,674,555

Building-Mobile Home/Manufactured Housing - 0.3%

Thor Industries, Inc.	91,332	8,624,481

Building-Residential/Commercial - 0.8%

KB Home	143,969	5,148,332
Taylor Morrison Home Corp.†	214,436	5,045,679
Toll Brothers, Inc.	191,236	8,073,984
TRI Pointe Group, Inc.†	215,490	3,637,471

		21,905,466

Cable/Satellite TV - 0.6%

Cable One, Inc.	8,706	16,021,913

Casino Hotels - 0.1%

Boyd Gaming Corp.	132,536	3,549,314

Casino Services - 0.5%

Caesars Entertainment, Inc.†	253,352	11,603,521
Scientific Games Corp.†	90,664	1,875,385

		13,478,906

Chemicals-Diversified - 0.1%

Olin Corp.	261,180	2,938,275

Chemicals-Plastics - 0.1%

Avient Corp.	151,226	3,859,288

Chemicals-Specialty - 1.3%

Ashland Global Holdings, Inc.	100,031	7,371,284
Cabot Corp.	93,407	3,456,993
Chemours Co.	271,715	5,613,632
Ingevity Corp.†	68,185	3,829,951
Minerals Technologies, Inc.	56,442	2,864,432
NewMarket Corp.	11,946	4,449,766
Sensient Technologies Corp.	70,086	3,870,149
Valvoline, Inc.	306,151	6,245,480

		37,701,687

Coatings/Paint - 0.6%

RPM International, Inc.	214,255	18,162,396

Commercial Services - 0.6%

CoreLogic, Inc.	131,393	8,724,495
LiveRamp Holdings, Inc.†	108,117	6,037,253
WW International, Inc.†	77,103	1,810,379

		16,572,127

Commercial Services-Finance - 0.5%

Sabre Corp.	514,972	3,599,654
WEX, Inc.†	71,993	11,498,002

		15,097,656

Computer Data Security - 0.2%

Qualys, Inc.†	55,437	5,884,083

Computer Services - 1.0%

CACI International, Inc., Class A†	41,507	9,720,524
MAXIMUS, Inc.	101,449	7,867,370
Perspecta, Inc.	225,847	4,690,842
Science Applications International Corp.	81,738	6,821,854

		29,100,590

Computer Software - 0.3%

J2 Global, Inc.†	75,000	5,249,250
Teradata Corp.†	179,525	4,371,434

		9,620,684

Computers-Integrated Systems - 0.2%

NCR Corp.†	211,458	4,322,201
NetScout Systems, Inc.†	105,157	2,433,333

		6,755,534

Computers-Other - 0.4%

Lumentum Holdings, Inc.†	123,929	10,657,894

Consulting Services - 0.2%

FTI Consulting, Inc.†	61,383	7,044,313

Consumer Products-Misc. - 0.3%

Helen of Troy, Ltd.†	41,768	8,638,458

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	43,751	1,612,224
O-I Glass, Inc.	259,063	2,818,606
Silgan Holdings, Inc.	128,414	4,887,437

		9,318,267

Containers-Paper/Plastic - 0.3%

Sonoco Products Co.	166,005	8,803,245

Cosmetics & Toiletries - 0.1%

Edgewell Personal Care Co.†	89,909	2,581,287

Data Processing/Management - 0.8%

CommVault Systems, Inc.†	70,281	3,038,248
Fair Isaac Corp.†	47,989	20,193,291

		23,231,539

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.	142,668	4,138,799

Diagnostic Equipment - 0.4%

Repligen Corp.†	77,890	12,065,940

Diagnostic Kits - 0.4%

Quidel Corp.†	63,237	11,127,183

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	32,056	6,418,893

Distribution/Wholesale - 1.9%

IAA, Inc.†	221,632	11,595,786
KAR Auction Services, Inc.	213,800	3,707,292
Pool Corp.	66,079	21,663,339
Univar Solutions, Inc.†	229,161	4,168,439
Watsco, Inc.	54,203	13,279,193

		54,414,049

Diversified Manufacturing Operations - 0.8%

Carlisle Cos., Inc.	90,859	11,897,986
ITT, Inc.	142,792	8,968,765
Trinity Industries, Inc.	155,974	3,192,788

		24,059,539

E-Commerce/Products - 0.8%

Etsy, Inc.†	196,364	23,504,771

E-Commerce/Services - 0.5%

GrubHub, Inc.†	152,149	11,007,980
TripAdvisor, Inc.	166,710	3,896,013

		14,903,993

Electric Products-Misc. - 0.3%

Littelfuse, Inc.	40,169	7,264,162

Electric-Integrated - 1.6%

ALLETE, Inc.	85,686	4,623,617
Black Hills Corp.	103,826	5,822,562
Hawaiian Electric Industries, Inc.	180,591	6,250,255
IDACORP, Inc.	83,481	7,504,942
NorthWestern Corp.	83,549	4,314,470
OGE Energy Corp.	331,199	10,552,000
PNM Resources, Inc.	131,796	5,756,849

		44,824,695

Electronic Components-Misc. - 1.4%

Gentex Corp.	405,165	10,959,713
Hubbell, Inc.	89,681	12,996,571
Jabil, Inc.	226,932	7,749,728
nVent Electric PLC	258,551	4,943,495
Vishay Intertechnology, Inc.	219,314	3,506,831

		40,156,338

Electronic Components-Semiconductors - 1.7%

Cree, Inc.†	178,961	11,292,439
Monolithic Power Systems, Inc.	68,844	18,390,298
Semtech Corp.†	107,798	6,322,353
Silicon Laboratories, Inc.†	72,284	7,402,604
Synaptics, Inc.†	56,316	4,805,444

		48,213,138

Electronic Measurement Instruments - 1.0%

National Instruments Corp.	194,475	6,979,708
Trimble, Inc.†	413,256	21,658,747

		28,638,455

Electronic Parts Distribution - 0.8%

Arrow Electronics, Inc.†	130,164	10,225,684
Avnet, Inc.	163,410	4,495,409
SYNNEX Corp.	68,138	8,663,747

		23,384,840

Electronics-Military - 0.2%

Mercury Systems, Inc.†	91,994	6,967,626

Energy-Alternate Sources - 1.6%

Enphase Energy, Inc.†	134,664	10,400,100
First Solar, Inc.†	126,168	9,663,207
SolarEdge Technologies, Inc.†	82,119	18,160,617
Sunrun, Inc.†	131,405	7,431,610

		45,655,534

Engineering/R&D Services - 0.7%

AECOM†	264,878	10,465,330
Fluor Corp.	231,932	2,207,993
KBR, Inc.	235,445	5,883,770

		18,557,093

Enterprise Software/Service - 1.2%

ACI Worldwide, Inc.†	191,842	5,636,318
Blackbaud, Inc.	82,103	5,242,277
Ceridian HCM Holding, Inc.†	179,965	14,310,817
Manhattan Associates, Inc.†	105,062	10,217,279

		35,406,691

Environmental Consulting & Engineering - 0.3%

Tetra Tech, Inc.	89,392	8,251,776

Filtration/Separation Products - 0.4%

Donaldson Co., Inc.	208,693	10,509,779

Finance-Consumer Loans - 0.4%

LendingTree, Inc.†#	12,753	3,939,912
Navient Corp.	282,202	2,565,216
SLM Corp.	620,634	4,741,644

		11,246,772

Finance-Credit Card - 0.1%

Alliance Data Systems Corp.	70,137	3,163,880

Finance-Investment Banker/Broker - 0.6%

Evercore, Inc., Class A	67,071	4,150,353
Interactive Brokers Group, Inc., Class A	126,995	6,733,275
Jefferies Financial Group, Inc.	373,638	6,553,611

		17,437,239

Finance-Other Services - 0.4%

SEI Investments Co.	205,605	10,765,478

Firearms & Ammunition - 0.3%

Axon Enterprise, Inc.†	103,949	8,906,350

Food-Baking - 0.3%

Flowers Foods, Inc.	318,564	7,792,075

Food-Catering - 0.1%

Healthcare Services Group, Inc.	123,129	2,561,083

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	28,295	905,157

Food-Misc./Diversified - 1.1%

Hain Celestial Group, Inc.†	129,894	4,259,224
Ingredion, Inc.	110,814	8,913,878
Lancaster Colony Corp.	32,777	5,825,128
Post Holdings, Inc.†	106,037	9,333,377
TreeHouse Foods, Inc.†	93,376	3,997,427

		32,329,034

Food-Retail - 0.3%

Grocery Outlet Holding Corp.†	105,252	4,329,015
Sprouts Farmers Market, Inc.†	194,891	4,550,705

		8,879,720

Footwear & Related Apparel - 0.2%

Skechers U.S.A., Inc., Class A†	225,313	6,725,593

Funeral Services & Related Items - 0.5%

Service Corp. International	294,757	13,455,657

Garden Products - 0.9%

Scotts Miracle-Gro Co.	65,201	10,988,325
Toro Co.	177,330	13,349,402

		24,337,727

Gas-Distribution - 1.4%

National Fuel Gas Co.	149,513	6,823,773
New Jersey Resources Corp.	158,430	4,775,080
ONE Gas, Inc.	87,473	6,483,499
Southwest Gas Holdings, Inc.	91,199	5,733,681
Spire, Inc.	84,773	4,934,637
UGI Corp.	344,598	11,898,969

		40,649,639

Gold Mining - 0.5%

Royal Gold, Inc.	108,511	14,792,219

Hazardous Waste Disposal - 0.5%

Clean Harbors, Inc.†	84,604	5,169,305
Stericycle, Inc.†#	151,258	9,697,150

		14,866,455

Health Care Cost Containment - 0.3%

HealthEquity, Inc.†	125,747	7,227,938

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†	71,630	6,127,230

Hotels/Motels - 0.6%

Choice Hotels International, Inc.	52,208	5,183,732
Wyndham Destinations, Inc.	140,864	4,083,648
Wyndham Hotels & Resorts, Inc.	154,028	8,064,906

		17,332,286

Human Resources - 0.9%

ASGN, Inc.†	86,866	6,234,373
Insperity, Inc.	60,294	4,062,007
ManpowerGroup, Inc.	96,050	7,041,425
Paylocity Holding Corp.†	59,515	8,763,584

		26,101,389

Industrial Automated/Robotic - 0.7%

Cognex Corp.	284,075	19,655,149

Instruments-Controls - 0.3%

Woodward, Inc.	93,790	8,036,865

Insurance Brokers - 0.6%

Brown & Brown, Inc.	389,203	18,059,019

Insurance-Life/Health - 0.6%

Brighthouse Financial, Inc.†	155,274	4,714,119
CNO Financial Group, Inc.	237,629	3,873,353
Primerica, Inc.	67,472	8,423,879

		17,011,351

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	123,382	8,248,087
Genworth Financial, Inc., Class A†	832,783	2,515,005
Kemper Corp.	101,487	7,881,480

		18,644,572

Insurance-Property/Casualty - 1.8%

Alleghany Corp.	23,677	13,130,317
First American Financial Corp.	184,357	9,691,648
Hanover Insurance Group, Inc.	62,872	6,443,751
Mercury General Corp.	44,882	2,007,572
Old Republic International Corp.	472,807	7,616,921
RLI Corp.	66,153	6,204,490
Selective Insurance Group, Inc.	98,793	5,908,809

		51,003,508

Insurance-Reinsurance - 1.1%

Essent Group, Ltd.	183,037	6,534,421
Reinsurance Group of America, Inc.	112,216	10,287,963
RenaissanceRe Holdings, Ltd.	83,230	15,292,680

		32,115,064

Internet Content-Information/News - 0.1%

Yelp, Inc.†	108,244	2,502,601

Investment Management/Advisor Services - 1.0%

Affiliated Managers Group, Inc.	78,160	5,365,684
Eaton Vance Corp.	188,509	7,732,639
Federated Hermes, Inc.	158,661	3,793,584
Janus Henderson Group PLC	253,946	5,261,761
Stifel Financial Corp.	113,360	5,748,486

		27,902,154

Lasers-System/Components - 0.4%

Coherent, Inc.†	40,129	4,520,933
II-VI, Inc.†#	159,723	7,107,674

		11,628,607

Lighting Products & Systems - 0.7%

Acuity Brands, Inc.	65,590	7,168,331
Universal Display Corp.	70,147	12,310,799

		19,479,130

Machine Tools & Related Products - 0.6%

Colfax Corp.†	139,006	4,626,119
Kennametal, Inc.	137,190	3,981,254
Lincoln Electric Holdings, Inc.	98,262	9,502,918

		18,110,291

Machinery-Construction & Mining - 0.4%

Oshkosh Corp.	112,631	8,673,714
Terex Corp.	105,490	2,064,439

		10,738,153

Machinery-Electrical - 0.2%

Regal Beloit Corp.	67,044	6,627,970

Machinery-Farming - 0.3%

AGCO Corp.	102,817	7,310,289

Machinery-General Industrial - 1.0%

Crane Co.	81,541	4,610,328
Middleby Corp.†	91,963	9,003,178
Nordson Corp.	84,939	15,840,274

		29,453,780

Machinery-Pumps - 0.8%

Curtiss-Wright Corp.	68,916	7,051,485
Graco, Inc.	275,653	15,993,387

		23,044,872

Medical Instruments - 1.0%

Bio-Techne Corp.	63,244	16,156,312
Cantel Medical Corp.	61,379	3,221,170
Integra LifeSciences Holdings Corp.†	116,517	5,568,348
NuVasive, Inc.†	84,794	4,420,311

		29,366,141

Medical Labs & Testing Services - 1.8%

Catalent, Inc.†	269,117	24,893,322
Charles River Laboratories International, Inc.†	81,881	17,927,845
MEDNAX, Inc.†	141,318	2,625,688
Syneos Health, Inc.†	103,415	6,525,487

		51,972,342

Medical Products - 2.1%

Avanos Medical, Inc.†	79,018	2,560,183
Globus Medical, Inc., Class A†	125,194	7,075,965
Haemonetics Corp.†	83,370	7,474,954
Hill-Rom Holdings, Inc.	110,123	10,328,436
LivaNova PLC†	80,389	3,770,244
Masimo Corp.†	82,375	18,452,000
Penumbra, Inc.†	54,704	11,441,342

		61,103,124

Medical-Biomedical/Gene - 1.5%

Arrowhead Pharmaceuticals, Inc.†	168,394	7,112,963
Emergent BioSolutions, Inc.†	73,735	8,409,477
Exelixis, Inc.†	507,398	11,274,383
Ligand Pharmaceuticals, Inc.†#	26,557	2,708,814
Nektar Therapeutics†#	294,502	5,695,669
United Therapeutics Corp.†	72,822	7,789,041

		42,990,347

Medical-Drugs - 0.5%

PRA Health Sciences, Inc.†	105,275	11,254,950
Prestige Consumer Healthcare, Inc.†	82,870	3,018,954

		14,273,904

Medical-HMO - 0.6%

Molina Healthcare, Inc.†	97,952	18,118,181

Medical-Hospitals - 0.3%

Acadia Healthcare Co., Inc.†	147,166	4,548,901
Tenet Healthcare Corp.†	173,261	4,882,495

		9,431,396

Medical-Outpatient/Home Medical - 1.3%

Amedisys, Inc.†	53,574	12,959,550
Chemed Corp.	26,265	13,581,894
LHC Group, Inc.†	49,131	10,240,866

		36,782,310

Metal Processors & Fabrication - 0.2%

Timken Co.	111,783	6,057,521

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	60,660	2,519,210

Miscellaneous Manufacturing - 0.4%

AptarGroup, Inc.	106,204	12,573,492

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	253,440	7,022,822

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	85,872	4,059,169

Multimedia - 0.8%

FactSet Research Systems, Inc.	62,662	21,956,765

Networking Products - 0.2%

LogMeIn, Inc.	80,696	6,943,891

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	97,240	2,317,229
HNI Corp.	70,563	2,247,432

		4,564,661

Oil & Gas Drilling - 0.0%

Transocean, Ltd.†#	955,866	1,166,157

Oil Companies-Exploration & Production - 0.6%

Cimarex Energy Co.	168,936	4,693,042
CNX Resources Corp.†	309,508	3,392,208
EQT Corp.	422,837	6,710,423
WPX Energy, Inc.†	675,679	3,756,775

		18,552,448

Oil Companies-Integrated - 0.1%

Murphy Oil Corp.#	241,679	3,320,669

Oil Refining & Marketing - 0.3%

Murphy USA, Inc.†	45,382	6,120,216
PBF Energy, Inc., Class A	168,751	1,444,509

		7,564,725

Oil-Field Services - 0.1%

ChampionX Corp.†	307,358	3,147,346

Paper & Related Products - 0.1%

Domtar Corp.	91,321	2,604,475

Pastoral & Agricultural - 0.4%

Darling Ingredients, Inc.†	271,419	8,677,265
Sanderson Farms, Inc.	32,750	3,830,440

		12,507,705

Physical Therapy/Rehabilitation Centers - 0.4%

Encompass Health Corp.	164,475	10,730,349

Pipelines - 0.4%

Antero Midstream Corp.	465,161	3,149,140
Equitrans Midstream Corp.	672,473	6,913,022

		10,062,162

Poultry - 0.1%

Pilgrim’s Pride Corp.†	85,733	1,371,728

Power Converter/Supply Equipment - 0.7%

Generac Holdings, Inc.†	103,709	19,702,636

Publishing-Books - 0.1%

John Wiley & Sons, Inc., Class A	72,277	2,287,567

Publishing-Newspapers - 0.5%

New York Times Co., Class A	238,758	10,345,384
TEGNA, Inc.	361,580	4,526,982

		14,872,366

Quarrying - 0.1%

Compass Minerals International, Inc.	56,099	3,193,716

Racetracks - 0.7%

Churchill Downs, Inc.	58,072	10,148,663
Penn National Gaming, Inc.†#	213,719	10,921,041

		21,069,704

Real Estate Investment Trusts - 9.1%

American Campus Communities, Inc.	227,679	7,718,318
Brixmor Property Group, Inc.	490,504	5,787,947
Camden Property Trust	161,127	14,652,890
CoreSite Realty Corp.	66,692	8,166,436
Corporate Office Properties Trust	185,595	4,573,061
Cousins Properties, Inc.	245,774	7,336,354
CyrusOne, Inc.	190,610	15,921,653
Douglas Emmett, Inc.	272,764	7,615,571
EastGroup Properties, Inc.	64,620	8,604,799
EPR Properties	128,198	4,142,077
First Industrial Realty Trust, Inc.	210,478	8,976,887
GEO Group, Inc.	200,805	2,240,984
Healthcare Realty Trust, Inc.	223,259	6,441,022
Highwoods Properties, Inc.	171,889	6,404,584
Hudson Pacific Properties, Inc.	253,643	5,955,538
JBG SMITH Properties	194,528	5,382,590
Kilroy Realty Corp.	175,168	10,250,831
Lamar Advertising Co., Class A	142,857	9,889,990
Life Storage, Inc.	77,619	8,183,371
Macerich Co.#	192,382	1,525,589
Mack-Cali Realty Corp.	149,901	1,893,250
Medical Properties Trust, Inc.	874,177	16,242,209
National Retail Properties, Inc.	284,530	10,083,743
Omega Healthcare Investors, Inc.	375,432	11,627,129
Park Hotels & Resorts, Inc.	389,814	3,699,335
Pebblebrook Hotel Trust	216,349	2,730,324
Physicians Realty Trust	335,154	6,083,045
PotlatchDeltic Corp.	110,779	5,100,265
PS Business Parks, Inc.	33,191	4,188,704
Rayonier, Inc.	229,104	6,708,165
Rexford Industrial Realty, Inc.	202,995	9,739,700
Sabra Health Care REIT, Inc.	340,117	5,043,935
Service Properties Trust	272,291	2,235,509
Spirit Realty Capital, Inc.#	170,324	6,048,205
STORE Capital Corp.	368,148	9,954,722
Taubman Centers, Inc.	101,937	3,904,187
Urban Edge Properties	183,176	1,934,339
Weingarten Realty Investors	199,242	3,480,758

		260,468,016

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.	85,428	8,802,501

Recreational Vehicles - 0.6%

Brunswick Corp.	130,925	8,102,948
Polaris, Inc.	95,262	9,625,273

		17,728,221

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	111,795	6,248,222
Avis Budget Group, Inc.†	88,617	3,022,726

		9,270,948

Resorts/Theme Parks - 0.3%

Marriott Vacations Worldwide Corp.	60,453	5,723,085
Six Flags Entertainment Corp.	130,315	2,831,745

		8,554,830

Retail-Apparel/Shoe - 0.4%

American Eagle Outfitters, Inc.#	257,405	3,245,877
Foot Locker, Inc.	172,394	5,228,710
Urban Outfitters, Inc.†	116,484	2,742,033

		11,216,620

Retail-Automobile - 0.5%

AutoNation, Inc.†	95,241	5,415,403
Lithia Motors, Inc., Class A	36,671	9,129,612

		14,545,015

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	75,164	4,953,308

Retail-Convenience Store - 0.4%

Casey’s General Stores, Inc.	60,880	10,827,508

Retail-Discount - 0.6%

BJ’s Wholesale Club Holdings, Inc.†	204,111	9,064,569
Ollie’s Bargain Outlet Holdings, Inc.†	93,564	8,939,105

		18,003,674

Retail-Home Furnishings - 0.7%

RH†#	27,450	9,073,597
Williams-Sonoma, Inc.	128,660	11,291,202

		20,364,799

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.#	179,242	2,867,872

Retail-Misc./Diversified - 0.4%

Five Below, Inc.†	92,217	10,093,151
Sally Beauty Holdings, Inc.†	186,756	2,084,197

		12,177,348

Retail-Pawn Shops - 0.1%

FirstCash, Inc.	68,566	4,096,818

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	104,765	2,765,796

Retail-Restaurants - 1.2%

Cracker Barrel Old Country Store, Inc.	39,205	5,242,101
Dunkin’ Brands Group, Inc.	135,861	10,336,305
Jack in the Box, Inc.	37,513	3,090,696
Papa John’s International, Inc.	36,860	3,622,969
Texas Roadhouse, Inc.	107,801	6,790,385
Wendy’s Co.	294,775	6,172,588

		35,255,044

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.	107,807	5,834,515

Rubber-Tires - 0.1%

Goodyear Tire & Rubber Co.	385,005	3,694,123

Savings & Loans/Thrifts - 0.5%

New York Community Bancorp, Inc.	767,629	6,947,043
Sterling Bancorp	321,745	3,754,764
Washington Federal, Inc.	125,263	2,937,417

		13,639,224

Schools - 0.6%

Adtalem Global Education, Inc.†	85,712	2,845,638
Graham Holdings Co., Class B	7,072	3,026,463
Grand Canyon Education, Inc.†	78,284	7,361,827
Strategic Education, Inc.	39,901	4,092,646

		17,326,574

Security Services - 0.1%

Brink’s Co.	83,535	4,039,753

Semiconductor Components-Integrated Circuits - 0.2%

Cirrus Logic, Inc.†	96,589	5,852,327

Semiconductor Equipment - 1.4%

Cabot Microelectronics Corp.	48,087	7,323,169
MKS Instruments, Inc.	90,790	10,852,129
Teradyne, Inc.	274,279	23,305,487

		41,480,785

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	35,337	4,489,566

Steel-Producers - 1.0%

Commercial Metals Co.	197,000	4,111,390
Reliance Steel & Aluminum Co.	105,301	11,042,916
Steel Dynamics, Inc.	348,015	10,273,403
United States Steel Corp.	364,420	2,853,408

		28,281,117

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†	209,522	1,745,318

Telecom Equipment-Fiber Optics - 0.5%

Ciena Corp.†	254,216	14,431,842

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	161,520	3,735,958

Television - 0.2%

AMC Networks, Inc., Class A†	67,104	1,629,956
World Wrestling Entertainment, Inc., Class A	76,634	3,377,261

		5,007,217

Theaters - 0.1%

Cinemark Holdings, Inc.	177,054	2,593,841

Tools-Hand Held - 0.3%

MSA Safety, Inc.	59,138	7,448,431

Toys - 0.2%

Mattel, Inc.†	573,977	6,167,383

Transport-Equipment & Leasing - 0.1%

GATX Corp.	57,746	3,862,052

Transport-Marine - 0.2%

Kirby Corp.†	99,339	4,215,947

Transport-Services - 0.1%

Ryder System, Inc.	88,911	3,636,460

Transport-Truck - 1.2%

Knight-Swift Transportation Holdings, Inc.#	202,312	9,197,103
Landstar System, Inc.	63,488	8,449,618
Werner Enterprises, Inc.	94,892	4,365,981
XPO Logistics, Inc.†	150,777	13,309,086

		35,321,788

Water - 0.6%

Essential Utilities, Inc.	368,955	15,680,587

Wire & Cable Products - 0.1%

Belden, Inc.	63,310	2,132,281

Wireless Equipment - 0.2%

InterDigital, Inc.	50,882	3,111,434
ViaSat, Inc.†	96,658	3,843,122

		6,954,556

Total Long-Term Investment Securities
(cost $2,298,703,574)		2,831,387,259

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(1)(2)	12,932,650	12,932,650

U.S. Government Treasuries - 0.2%

United States Treasury Bills zero coupon due 09/15/2020(3)	$ 150,000	149,995
0.15% due 03/25/2021(3)	400,000	399,709
0.16% due 04/22/2021(3)	3,500,000	3,497,055
0.22% due 09/10/2020(3)	2,000,000	1,999,956

		6,046,715

Total Short-Term Investment Securities
(cost $18,978,671)		18,979,365

REPURCHASE AGREEMENTS - 1.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $44,307,000 collateralized by $666,400 of United States Treasury Notes, bearing interest at 0.38% due 07/15/2023 and by $44,444,700 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2023 and having an approximate aggregate value of $45,193,203. (cost $44,307,000)	44,307,000	44,307,000

TOTAL INVESTMENTS
(cost $2,361,989,245)	100.7%	2,894,673,624
Liabilities in excess of other assets	(0.7)	(21,221,094)

NET ASSETS	100.0%	$2,873,452,530

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At August 31, 2020, the Fund had loaned securities with a total value of $54,569,544. This was secured by collateral of $12,932,650, which was received in cash and subsequently invested in short-term investments currently valued at $12,932,650 as reported in the Portfolio of Investments. Additional collateral of $44,677,565 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$1,917,390
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	3,557,596
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	163,259
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	930,721
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/15/2020 to 11/15/2049	38,108,599

(2)	The rate shown is the 7-day as of August 31, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
253	Long	S&P Mid Cap 400 E-Mini Index	September 2020	$49,843,872	$48,722,740	$(1,121,132)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,831,387,259	$—	$—	$2,831,387,259
Short-Term Investment Securities:
Registered Investment Companies	12,932,650	—	—	12,932,650
U.S. Government Treasuries	—	6,046,715	—	6,046,715
Repurchase Agreements	—	44,307,000	—	44,307,000

Total Investments at Value	$2,844,319,909	$50,353,715	$—	$2,894,673,624

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,121,132	$—	$—	$1,121,132

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.6%
Advertising Services - 0.7%

Trade Desk, Inc., Class A†	5,441	$2,618,753

Aerospace/Defense - 1.2%

Teledyne Technologies, Inc.†	7,618	2,389,081
TransDigm Group, Inc.	3,765	1,881,258

		4,270,339

Aerospace/Defense-Equipment - 0.8%

L3Harris Technologies, Inc.	14,937	2,699,713

Airlines - 0.4%

Ryanair Holdings PLC ADR†	19,627	1,587,824

Apparel Manufacturers - 0.9%

Gildan Activewear, Inc.	88,744	1,716,309
VF Corp.	21,670	1,424,802

		3,141,111

Auction Houses/Art Dealers - 0.9%

Ritchie Bros. Auctioneers, Inc.	55,440	3,240,468

Audio/Video Products - 0.6%

Dolby Laboratories, Inc., Class A	30,225	2,111,216

Auto-Heavy Duty Trucks - 0.6%

Cummins, Inc.	10,205	2,114,986

Auto/Truck Parts & Equipment-Original - 0.2%

Visteon Corp.†	11,659	879,438

Banks-Commercial - 0.4%

SVB Financial Group†	5,010	1,279,454

Broadcast Services/Program - 0.3%

Liberty Media Corp. - Liberty Formula One, Series C†	27,209	1,060,607

Building & Construction-Misc. - 0.3%

Frontdoor, Inc.†	26,773	1,166,500

Building-Maintenance & Services - 0.6%

ServiceMaster Global Holdings, Inc.†	53,152	2,120,765

Chemicals-Diversified - 0.6%

FMC Corp.	19,559	2,090,075

Commercial Services - 1.3%

CoStar Group, Inc.†	3,198	2,713,823
Edenred	33,842	1,747,474

		4,461,297

Commercial Services-Finance - 5.6%

Equifax, Inc.	16,344	2,750,205
Euronet Worldwide, Inc.†	8,178	845,442
Global Payments, Inc.	23,827	4,208,325
IHS Markit, Ltd.	17,564	1,403,715
Repay Holdings Corp.†	108,730	2,750,869
Shift4 Payments, Inc., Class A†	30,640	1,543,337
Square, Inc., Class A†	15,810	2,522,643
WEX, Inc.†	23,557	3,762,288

		19,786,824

Computer Data Security - 0.9%

Zscaler, Inc.†	21,130	3,028,774

Computer Services - 2.2%

Amdocs, Ltd.	47,801	2,926,855
EPAM Systems, Inc.†	15,180	4,965,378

		7,892,233

Computer Software - 4.1%

Dynatrace, Inc.†	21,663	958,155
Fastly, Inc., Class A†#	22,255	2,066,154
Slack Technologies, Inc., Class A†	72,430	2,378,601
Splunk, Inc.†	20,588	4,515,566
SS&C Technologies Holdings, Inc.	72,435	4,615,558

		14,534,034

Consulting Services - 1.4%

Booz Allen Hamilton Holding Corp.	31,860	2,805,592
Verisk Analytics, Inc.	11,406	2,129,158

		4,934,750

Containers-Metal/Glass - 0.8%

Crown Holdings, Inc.†	39,035	2,999,840

Containers-Paper/Plastic - 0.7%

Sealed Air Corp.	59,048	2,320,586

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd.	27,648	1,903,288

Data Processing/Management - 2.1%

Broadridge Financial Solutions, Inc.	30,061	4,130,381
Fidelity National Information Services, Inc.	22,773	3,435,307

		7,565,688

Decision Support Software - 0.3%

MSCI, Inc.	3,033	1,132,128

Dental Supplies & Equipment - 1.4%

Align Technology, Inc.†	11,585	3,440,513
DENTSPLY SIRONA, Inc.	30,659	1,375,670

		4,816,183

Diagnostic Kits - 0.8%

IDEXX Laboratories, Inc.†	7,370	2,882,112

Disposable Medical Products - 1.0%

ICU Medical, Inc.†	8,021	1,606,125
Teleflex, Inc.	4,942	1,941,959

		3,548,084

Distribution/Wholesale - 1.1%

Ferguson PLC	15,097	1,488,544
IAA, Inc.†	48,225	2,523,132

		4,011,676

Drug Delivery Systems - 1.2%

DexCom, Inc.†	9,916	4,218,366

E-Commerce/Products - 0.7%

Wayfair, Inc., Class A†#	8,261	2,449,882

Electric Products-Misc. - 0.5%

AMETEK, Inc.	18,458	1,858,721

Electric-Integrated - 0.4%

Alliant Energy Corp.	25,373	1,373,948

Electronic Components-Misc. - 1.6%

Flex, Ltd.†	175,290	1,903,649
Sensata Technologies Holding PLC†	91,911	3,827,174

		5,730,823

Electronic Components-Semiconductors - 4.8%

Advanced Micro Devices, Inc.†	26,815	2,435,338
Cree, Inc.†	15,285	964,484
IPG Photonics Corp.†	8,350	1,350,445
Microchip Technology, Inc.#	47,930	5,257,921

Monolithic Power Systems, Inc.	10,362	2,768,001
ON Semiconductor Corp.†	103,783	2,217,843
Xilinx, Inc.	19,948	2,077,784

		17,071,816

Electronic Connectors - 1.8%

TE Connectivity, Ltd.	65,252	6,303,343

Electronic Measurement Instruments - 2.0%

Agilent Technologies, Inc.	14,934	1,499,672
Keysight Technologies, Inc.†	14,475	1,426,077
National Instruments Corp.	60,941	2,187,173
Trimble, Inc.†	35,012	1,834,979

		6,947,901

Electronics-Military - 0.3%

Mercury Systems, Inc.†	13,080	990,679

Energy-Alternate Sources - 1.0%

Enphase Energy, Inc.†	27,955	2,158,965
Plug Power, Inc.†	104,445	1,355,696

		3,514,661

Enterprise Software/Service - 4.9%

Atlassian Corp. PLC, Class A†	29,050	5,570,628
Ceridian HCM Holding, Inc.†	55,624	4,423,220
Clarivate PLC†	83,290	2,452,058
Constellation Software, Inc.	4,111	4,759,128

		17,205,034

Entertainment Software - 2.0%

Take-Two Interactive Software, Inc.†	21,705	3,715,679
Zynga, Inc., Class A†	376,417	3,410,338

		7,126,017

Finance-Credit Card - 0.4%

Discover Financial Services	28,950	1,536,666

Finance-Investment Banker/Broker - 0.6%

Tradeweb Markets, Inc.	39,950	2,288,736

Finance-Other Services - 0.4%

Cboe Global Markets, Inc.	13,775	1,264,407

Food-Catering - 0.4%

Aramark	46,646	1,285,564

Food-Retail - 0.6%

Grocery Outlet Holding Corp.†	55,610	2,287,239

Hazardous Waste Disposal - 0.7%

Clean Harbors, Inc.†	37,830	2,311,413

Hotels/Motels - 0.4%

Hyatt Hotels Corp., Class A	22,160	1,251,818

Instruments-Scientific - 1.4%

PerkinElmer, Inc.	22,349	2,630,924
Waters Corp.†	10,372	2,243,049

		4,873,973

Insurance Brokers - 1.6%

Aon PLC, Class A	20,415	4,082,796
Willis Towers Watson PLC	7,238	1,487,626

		5,570,422

Insurance-Property/Casualty - 2.4%

Intact Financial Corp.	32,828	3,516,234
James River Group Holdings, Ltd.	45,330	2,208,024
WR Berkley Corp.	46,715	2,898,666

		8,622,924

Internet Application Software - 0.8%

Wix.com, Ltd.†	9,463	2,788,084

Internet Brokers - 0.4%

TD Ameritrade Holding Corp.	32,594	1,250,958

Investment Management/Advisor Services - 1.2%

LPL Financial Holdings, Inc.	49,799	4,091,486

Machinery-General Industrial - 0.9%

Middleby Corp.†	10,281	1,006,510
Westinghouse Air Brake Technologies Corp.	33,087	2,201,940

		3,208,450

Machinery-Pumps - 0.5%

Ingersoll Rand, Inc.†	53,551	1,877,498

Medical Instruments - 1.8%

Boston Scientific Corp.†	102,553	4,206,724
Edwards Lifesciences Corp.†	24,071	2,066,255

		6,272,979

Medical Labs & Testing Services - 2.9%

Catalent, Inc.†	76,990	7,121,575
IQVIA Holdings, Inc.†	19,295	3,159,556

		10,281,131

Medical Products - 3.3%

Cooper Cos., Inc.	16,449	5,171,237
Haemonetics Corp.†	15,465	1,386,592
STERIS PLC	21,541	3,438,805
Varian Medical Systems, Inc.†	9,053	1,572,234

		11,568,868

Medical-Biomedical/Gene - 1.4%

Ascendis Pharma A/S ADR†	5,070	751,273
BioMarin Pharmaceutical, Inc.†	9,352	729,736
Immunomedics, Inc.†	55,485	2,472,412
Royalty Pharma PLC, Class A†	26,739	1,106,460

		5,059,881

Medical-Drugs - 1.9%

Bristol-Myers Squibb Co.	17,026	1,059,017
Horizon Therapeutics PLC†	57,380	4,310,386
PRA Health Sciences, Inc.†	14,303	1,529,134

		6,898,537

Medical-HMO - 0.5%

Molina Healthcare, Inc.†	9,400	1,738,718

Metal Processors & Fabrication - 0.4%

Rexnord Corp.	43,873	1,270,562

Non-Hazardous Waste Disposal - 0.7%

Waste Connections, Inc.	23,651	2,365,810

Printing-Commercial - 0.6%

Cimpress PLC†#	21,899	2,030,037

Real Estate Investment Trusts - 1.6%

Crown Castle International Corp.	14,804	2,416,753

Lamar Advertising Co., Class A	47,425	3,283,233

		5,699,986

Rental Auto/Equipment - 0.6%

United Rentals, Inc.†	11,386	2,015,891

Retail-Apparel/Shoe - 1.5%

Burlington Stores, Inc.†	5,169	1,017,931
Lululemon Athletica, Inc.†	11,085	4,164,302

		5,182,233

Retail-Automobile - 0.9%

CarMax, Inc.†	31,056	3,320,818

Retail-Discount - 0.6%

Dollar Tree, Inc.†	21,128	2,033,993

Retail-Floor Coverings - 0.7%

Floor & Decor Holdings, Inc., Class A†	32,151	2,354,739

Retail-Pet Food & Supplies - 0.9%

Freshpet, Inc.†	28,645	3,254,072

Retail-Restaurants - 1.9%

Chipotle Mexican Grill, Inc.†	3,110	4,074,971
Dunkin’ Brands Group, Inc.	36,230	2,756,378

		6,831,349

Semiconductor Equipment - 3.0%

Entegris, Inc.	29,355	1,963,556
KLA Corp.	20,097	4,122,699
Lam Research Corp.	13,851	4,658,645

		10,744,900

Telecommunication Equipment - 1.4%

NICE, Ltd., ADR†#	22,168	5,095,315

Therapeutics - 0.6%

Neurocrine Biosciences, Inc.†	8,235	958,719
Sarepta Therapeutics, Inc.†	7,570	1,108,399

		2,067,118

Transport-Rail - 0.5%

Kansas City Southern	10,155	1,848,616

Transport-Truck - 0.6%

XPO Logistics, Inc.†#	23,003	2,030,475

Veterinary Diagnostics - 0.5%

Elanco Animal Health, Inc.†	55,900	1,624,454

Web Hosting/Design - 1.2%

GoDaddy, Inc., Class A†	51,527	4,311,779

Total Common Stocks
(cost $217,363,837)		341,401,836

CONVERTIBLE PREFERRED SECURITIES - 0.7%
E-Commerce/Services - 0.7%

Airbnb, Inc., Series D†(1)(2) (cost $1,197,696)	29,418	2,502,785

Total Long-Term Investment Securities
(cost $218,561,533)		343,904,621

SHORT-TERM INVESTMENT SECURITIES - 3.9%
Commercial Paper - 2.7%

Credit Agricole 0.08% due 09/01/2020	$9,800,000	9,799,976

Registered Investment Companies - 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(3)(4)	4,147,563	4,147,563

Total Short-Term Investment Securities
(cost $13,947,563)		13,947,539

TOTAL INVESTMENTS
(cost $232,509,096)	101.2%	357,852,160
Liabilities in excess of other assets	(1.2)	(4,345,684)

NET ASSETS	100.0%	$353,506,476

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Airbnb, Inc.
Series D	04/16/2014	29,418	$1,197,696	$2,502,785	$85.08	0.70%

(3)

At August 31, 2020, the Fund had loaned securities with a total value of $11,316,626. This was secured by collateral of $4,147,563, which was received in cash and subsequently invested in short-term investments currently valued at $4,147,563 as reported in the Portfolio of Investments. Additional collateral of $7,712,564 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$391,590
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	726,570
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	33,343
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	104,042
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	6,457,019

(4)	The rate shown is the 7-day yield as of August 31, 2020.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$339,913,292	$1,488,544	**	$—	$341,401,836
Convertible Preferred Securities	—	—		2,502,785	2,502,785
Short-Term Investment Securities:
Commercial Paper	—	9,799,976		—	9,799,976
Registered Investment Companies	4,147,563	—		—	4,147,563

Total Investments at Value	$344,060,855	$11,288,520		$2,502,785	$357,852,160

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 92.9%
Applications Software - 10.8%

Intuit, Inc.	15,595	$5,386,357
Microsoft Corp.	355,530	80,182,681

		85,569,038

Auto-Cars/Light Trucks - 3.5%

Tesla, Inc.†	55,430	27,621,878

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	20,676	1,774,828

Beverages-Non-alcoholic - 1.8%

Monster Beverage Corp.†	31,490	2,640,751
PepsiCo, Inc.	82,978	11,621,899

		14,262,650

Broadcast Services/Program - 0.1%

Fox Corp., Class A	20,491	570,879
Fox Corp., Class B	15,613	434,042

		1,004,921

Cable/Satellite TV - 2.8%

Charter Communications, Inc., Class A†	12,347	7,600,937
Comcast Corp., Class A	272,389	12,205,751
Liberty Global PLC, Class A†	10,900	254,733
Liberty Global PLC, Class C†	24,612	566,322
Sirius XM Holdings, Inc.	261,888	1,537,282

		22,165,025

Cellular Telecom - 1.1%

T-Mobile US, Inc.†	73,903	8,623,002

Commercial Services - 0.3%

Cintas Corp.	6,223	2,073,752

Commercial Services-Finance - 2.3%

Automatic Data Processing, Inc.	25,702	3,574,891
PayPal Holdings, Inc.†	70,219	14,334,507

		17,909,398

Communications Software - 0.4%

Zoom Video Communications, Inc., Class A†	10,021	3,257,827

Computer Aided Design - 1.1%

ANSYS, Inc.†	5,119	1,735,392
Autodesk, Inc.†	13,108	3,220,636
Cadence Design Systems, Inc.†	16,696	1,851,753
Synopsys, Inc.†	9,018	1,995,684

		8,803,465

Computer Data Security - 0.1%

Check Point Software Technologies, Ltd.†	8,551	1,079,649

Computer Services - 0.3%

Cognizant Technology Solutions Corp., Class A	32,329	2,161,517

Computer Software - 0.4%

Citrix Systems, Inc.	7,383	1,072,011
Splunk, Inc.†	9,499	2,083,416

		3,155,427

Computers - 13.3%

Apple, Inc.	812,816	104,885,777

Computers-Memory Devices - 0.1%

Western Digital Corp.	17,923	688,602

Consulting Services - 0.2%

Verisk Analytics, Inc.	9,704	1,811,446

Data Processing/Management - 1.0%

DocuSign, Inc.†	10,952	2,442,296
Fiserv, Inc.†	40,038	3,986,984
Paychex, Inc.	21,453	1,640,511

		8,069,791

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	4,710	1,398,776

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†	5,079	1,986,194

Distribution/Wholesale - 0.4%

Copart, Inc.†	14,041	1,450,716
Fastenal Co.	34,257	1,673,797

		3,124,513

Drug Delivery Systems - 0.3%

DexCom, Inc.†	5,523	2,349,539

E-Commerce/Products - 11.2%

Amazon.com, Inc.†	23,384	80,697,248
eBay, Inc.	42,023	2,302,020
JD.com, Inc. ADR†	55,517	4,365,857
Pinduoduo, Inc. ADR†	16,472	1,465,020

		88,830,145

E-Commerce/Services - 1.3%

Booking Holdings, Inc.†	2,448	4,676,782
Expedia Group, Inc.	8,101	795,113
MercadoLibre, Inc.†	2,973	3,474,218
Trip.com Group, Ltd . ADR†	31,276	945,786

		9,891,899

E-Services/Consulting - 0.1%

CDW Corp.	8,511	967,275

Electric-Integrated - 0.6%

Exelon Corp.	58,273	2,150,857
Xcel Energy, Inc.	31,407	2,182,001

		4,332,858

Electronic Components-Semiconductors - 7.9%

Advanced Micro Devices, Inc.†	70,042	6,361,214
Broadcom, Inc.	23,909	8,300,009
Intel Corp.	253,209	12,900,999
Microchip Technology, Inc.	14,672	1,609,518
Micron Technology, Inc.†	66,513	3,027,007
NVIDIA Corp.	36,779	19,676,029
Skyworks Solutions, Inc.	9,977	1,445,169
Texas Instruments, Inc.	54,886	7,802,045
Xilinx, Inc.	14,542	1,514,695

		62,636,685

Electronic Forms - 1.9%

Adobe, Inc.†	28,814	14,792,819

Enterprise Software/Service - 0.3%

Workday, Inc., Class A†	10,406	2,494,422

Entertainment Software - 1.2%

Activision Blizzard, Inc.	46,078	3,848,435
Electronic Arts, Inc.†	17,265	2,407,949
NetEase, Inc. ADR	4,430	2,158,340
Take-Two Interactive Software, Inc.†	6,814	1,166,489

		9,581,213

Food-Confectionery - 0.6%

Mondelez International, Inc., Class A	85,368	4,987,199

Food-Misc./Diversified - 0.3%

Kraft Heinz Co.	73,070	2,560,373

Hotels/Motels - 0.3%

Marriott International, Inc., Class A	19,392	1,995,631

Internet Content-Entertainment - 5.9%

Facebook, Inc., Class A†	112,731	33,052,729
Netflix, Inc.†	26,302	13,928,487

		46,981,216

Medical Information Systems - 0.2%

Cerner Corp.	18,201	1,335,407

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	6,974	5,096,878

Medical-Biomedical/Gene - 4.4%

Alexion Pharmaceuticals, Inc.†	13,206	1,508,389
Amgen, Inc.	35,179	8,911,544
Biogen, Inc.†	9,759	2,807,079
BioMarin Pharmaceutical, Inc.†	10,815	843,894
Gilead Sciences, Inc.	75,016	5,007,318
Illumina, Inc.†	8,791	3,140,321
Incyte Corp.†	13,000	1,252,550
Moderna, Inc.†	23,253	1,508,887
Regeneron Pharmaceuticals, Inc.†	6,032	3,739,418
Seattle Genetics, Inc.†	10,352	1,639,136
Vertex Pharmaceuticals, Inc.†	15,506	4,328,035

		34,686,571

Networking Products - 1.4%

Cisco Systems, Inc.	252,509	10,660,930

Retail-Apparel/Shoe - 0.6%

Lululemon Athletica, Inc.†	7,435	2,793,107
Ross Stores, Inc.	21,253	1,935,723

		4,728,830

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†	4,439	2,066,932

Retail-Discount - 1.3%

Costco Wholesale Corp.	26,408	9,181,005
Dollar Tree, Inc.†	14,187	1,365,783

		10,546,788

Retail-Drug Store - 0.3%

Walgreens Boots Alliance, Inc.	52,461	1,994,567

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	3,368	781,982

Retail-Restaurants - 0.7%

Starbucks Corp.	69,869	5,901,834

Semiconductor Components-Integrated Circuits - 1.7%

Analog Devices, Inc.	22,033	2,575,217
Maxim Integrated Products, Inc.	15,945	1,091,276
NXP Semiconductors NV	16,687	2,098,557
QUALCOMM, Inc.	67,275	8,012,452

		13,777,502

Semiconductor Equipment - 1.3%

Applied Materials, Inc.	54,809	3,376,234
ASML Holding NV	4,597	1,720,106
KLA Corp.	9,273	1,902,263
Lam Research Corp.	8,681	2,919,768

		9,918,371

Transport-Rail - 0.4%

CSX Corp.	45,778	3,500,186

Web Hosting/Design - 0.2%

VeriSign, Inc.†	6,910	1,484,268

Web Portals/ISP - 6.8%

Alphabet, Inc., Class A†	16,140	26,300,614
Alphabet, Inc., Class C†	15,760	25,754,677
Baidu, Inc. ADR†	16,447	2,048,803

		54,104,094

Total Long-Term Investment Securities
(cost $213,732,298)		734,413,890

SHORT-TERM INVESTMENT SECURITIES - 0.7%
U.S. Government Treasuries - 0.7%

United States Treasury Bills 0.11% due 12/31/2020(1)	$150,000	149,940
0.15% due 04/22/2021(1)	3,500,000	3,497,055
0.16% due 05/20/2021(1)	1,200,000	1,199,032
0.22% due 09/10/2020(1)	250,000	249,994

Total Short-Term Investment Securities
(cost $5,095,252)		5,096,021

Repurchase Agreements - 6.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $49,767,000 collateralized by $50,803,300 of United States Treasury Notes, bearing interest at 0.13% due 08/15/2023 and having an approximate value of $50,762,421 (cost $49,767,000)	49,767,000	49,767,000

TOTAL INVESTMENTS
(cost $268,594,550)	99.9%	789,276,911
Other assets less liabilities	0.1	988,119

NET ASSETS	100.0%	$790,265,030

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)

230	Long	NASDAQ 100 E-Mini Index	September 2020	$46,073,500	$55,724,400	$9,650,900

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$734,413,890	$—	$—	$734,413,890
Short-Term Investment Securities	—	5,096,021	—	5,096,021
Repurchase Agreements	—	49,767,000	—	49,767,000

Total Investments at Value	$734,413,890	$54,863,021	$—	$789,276,911

Other Financial Instruments:†

Futures Contracts	$9,650,900	$—	$—	$9,650,900

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.8%
Aerospace/Defense - 0.1%

Boeing Co.	12,225	$2,100,500

Applications Software - 5.9%

Cloudflare, Inc., Class A†	20,965	802,121
Epic Games, Inc.†(1)(2)	2,883	1,657,725
Intuit, Inc.	14,547	5,024,388
Microsoft Corp.	396,102	89,332,884
ServiceNow, Inc.†	27,937	13,466,193
TeamViewer AG†*	90,621	4,906,429

		115,189,740

Auto-Cars/Light Trucks - 0.4%

Tesla, Inc.†	13,475	6,714,862

Commercial Services-Finance - 7.0%

Adyen NV†*	1,575	2,655,771
Avalara, Inc.†	5,720	757,385
FleetCor Technologies, Inc.†	40,869	10,276,510
Global Payments, Inc.	192,718	34,037,853
PayPal Holdings, Inc.†	268,342	54,779,336
Square, Inc., Class A†	170,345	27,180,249
WEX, Inc.†	45,434	7,256,264

		136,943,368

Communications Software - 1.4%

RingCentral, Inc., Class A†#	52,985	15,406,448
Zoom Video Communications, Inc., Class A†	38,255	12,436,701

		27,843,149

Computer Aided Design - 0.1%

Autodesk, Inc.†	6,355	1,561,424

Computer Data Security - 2.7%

Crowdstrike Holdings, Inc., Class A†	213,115	26,794,949
Varonis Systems, Inc.†	29,390	3,630,547
Zscaler, Inc.†	150,525	21,576,253

		52,001,749

Computer Services - 0.6%

EPAM Systems, Inc.†	5,955	1,947,881
Genpact, Ltd.	235,729	9,943,049

		11,890,930

Computer Software - 6.0%

Akamai Technologies, Inc.†	9,780	1,138,685
Citrix Systems, Inc.	72,936	10,590,307
Datadog, Inc., Class A†	26,260	2,194,023
MongoDB, Inc.†#	120,050	28,067,690
Slack Technologies, Inc., Class A†	319,077	10,478,489
Splunk, Inc.†	95,569	20,961,149
Twilio, Inc., Class A†	164,985	44,506,354

		117,936,697

Computers - 4.3%

Apple, Inc.	645,060	83,238,542

Computers-Memory Devices - 1.0%

Pure Storage, Inc., Class A†	1,309,955	19,989,913

Computers-Other - 0.4%

Lumentum Holdings, Inc.†	94,817	8,154,262

Data Processing/Management - 1.2%

DocuSign, Inc.†	47,070	10,496,610
Fidelity National Information Services, Inc.	45,715	6,896,108
Fiserv, Inc.†	62,490	6,222,754

		23,615,472

E-Commerce/Products - 8.7%

Alibaba Group Holding, Ltd.†	256,072	9,343,909
Alibaba Group Holding, Ltd. ADR†	57,306	16,448,541
Amazon.com, Inc.†	38,292	132,144,160
Etsy, Inc.†	90,940	10,885,518
JD.com, Inc. ADR†	25,645	2,016,723

		170,838,851

E-Commerce/Services - 5.9%

58.com, Inc.†(1)(2)	628,854	17,607,912
Booking Holdings, Inc.†	24,423	46,658,920
Delivery Hero SE†*	71,532	7,684,352
Expedia Group, Inc.	15,195	1,491,389
Match Group, Inc.†	35,541	3,969,219
Tongcheng-Elong Holdings, Ltd.†	1,927,600	3,780,486
Trainline PLC†*	502,588	2,659,873
Trip.com Group, Ltd . ADR†	977,990	29,574,418
Uber Technologies, Inc.†	67,803	2,280,215

		115,706,784

Electronic Components-Misc. - 0.5%

Flex, Ltd.†	763,113	8,287,407
Hon Hai Precision Industry Co., Ltd.	806,000	2,112,414

		10,399,821

Electronic Components-Semiconductors - 10.9%

Advanced Micro Devices, Inc.†	503,955	45,769,193
Cree, Inc.†	41,870	2,641,997
IPG Photonics Corp.†	12,735	2,059,632
Lattice Semiconductor Corp.†	267,835	7,660,081
Marvell Technology Group, Ltd.	611,200	23,702,336
Micron Technology, Inc.†	951,712	43,312,413
NVIDIA Corp.	68,377	36,580,328
Qorvo, Inc.†	19,905	2,553,214
Samsung Electronics Co., Ltd.	583,474	26,523,778
SK Hynix, Inc.	84,468	5,340,135
Skyworks Solutions, Inc.	58,520	8,476,622
STMicroelectronics NV#	157,080	4,751,670
Texas Instruments, Inc.	29,115	4,138,697

		213,510,096

Electronic Connectors - 0.1%

Amphenol Corp., Class A	23,430	2,572,614

Electronic Forms - 0.5%

Adobe, Inc.†	16,965	8,709,661

Electronic Measurement Instruments - 0.2%

Koh Young Technology, Inc.	40,075	3,036,240

Enterprise Software/Service - 8.0%

Alteryx, Inc., Class A†#	34,070	4,116,678
Atlassian Corp. PLC, Class A†	58,990	11,311,922
Ceridian HCM Holding, Inc.†	28,327	2,252,563
Guidewire Software, Inc.†	77,205	8,670,894
HubSpot, Inc.†	16,070	4,815,858
Paycom Software, Inc.†	63,254	18,942,043
salesforce.com, Inc.†	244,827	66,752,082
SVMK, Inc.†	146,634	3,649,720
Veeva Systems, Inc., Class A†	43,950	12,405,766
Workday, Inc., Class A†	102,356	24,535,757

		157,453,283

Entertainment Software - 2.5%

Activision Blizzard, Inc.	78,190	6,530,429
Mail.Ru Group, Ltd. GDR†	632,853	19,523,515
NetEase, Inc. ADR	10,025	4,884,280
Nexon Co., Ltd.	116,000	2,719,426
Take-Two Interactive Software, Inc.†	42,665	7,303,822
Zynga, Inc., Class A†	788,721	7,145,812

		48,107,284

Finance-Credit Card - 1.9%

Mastercard, Inc., Class A	24,730	8,858,039
Visa, Inc., Class A	133,494	28,299,393

		37,157,432

Food-Wholesale/Distribution - 0.0%

Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	24,215
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	463,741

		487,956

Industrial Automated/Robotic - 0.1%

Cognex Corp.	24,385	1,687,198

Internet Application Software - 2.0%

Okta, Inc.†	100,805	21,710,373
Shopify, Inc., Class A†	12,390	13,212,944
Wix.com, Ltd.†	15,913	4,688,447

		39,611,764

Internet Content-Entertainment - 6.2%

Facebook, Inc., Class A†	368,427	108,022,797
Netflix, Inc.†	16,940	8,970,746
Pinterest, Inc., Class A†	30,875	1,135,891
Snap, Inc., Class A†	151,675	3,426,338

		121,555,772

Internet Content-Information/News - 0.9%

Naspers, Ltd., Class N	45,990	8,390,860
Spotify Technology SA†	2,775	782,994
Tencent Holdings, Ltd.	79,671	5,453,468
Tencent Music Entertainment Group ADR†	170,529	2,665,368

		17,292,690

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	5,025	664,958

Internet Security - 0.4%

NortonLifeLock, Inc.	222,661	5,236,987
Palo Alto Networks, Inc.†	6,250	1,608,812

		6,845,799

Machinery-Electrical - 0.0%

Bloom Energy Corp. Class A†#	49,350	772,821

Medical Instruments - 0.5%

Intuitive Surgical, Inc.†	12,435	9,087,995

Networking Products - 0.1%

Cisco Systems, Inc.	16,020	676,365
Telefonaktiebolaget LM Ericsson ADR#	102,105	1,189,523

		1,865,888

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker) Class A†(1)(2)	49,774	1,220,986

Publishing-Newspapers - 0.1%

News Corp., Class A	170,338	2,575,511

Real Estate Investment Trusts - 0.0%

Equinix, Inc.	1,020	805,575

Retail-Apparel/Shoe - 1.8%

Zalando SE†*	405,849	35,423,163

Semiconductor Components-Integrated Circuits - 2.4%

Maxim Integrated Products, Inc.	162,939	11,151,545
NXP Semiconductors NV	22,095	2,778,667
QUALCOMM, Inc.	223,619	26,633,023
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,855	7,279,509

		47,842,744

Semiconductor Equipment - 4.1%

Applied Materials, Inc.	231,965	14,289,044
ASM Pacific Technology, Ltd.	201,300	2,164,893
ASML Holding NV	5,780	2,162,760
BE Semiconductor Industries NV	110,832	5,297,069
FormFactor, Inc.†	160,490	4,193,604
Globalwafers Co., Ltd.	260,000	3,491,301
KLA Corp.	86,584	17,761,842
Lam Research Corp.	43,869	14,754,899
Teradyne, Inc.	133,157	11,314,350
Tokyo Electron, Ltd.	17,821	4,568,193

		79,997,955

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.	203,980	6,621,191

Web Hosting/Design - 0.1%

GoDaddy, Inc., Class A†	32,562	2,724,788

Web Portals/ISP - 5.0%

Alphabet, Inc., Class A†	15,739	25,647,173
Alphabet, Inc., Class C†	36,619	59,842,037
Baidu, Inc. ADR†	61,796	7,697,928
NAVER Corp.	13,872	3,766,074

		96,953,212

Wireless Equipment - 0.4%

Motorola Solutions, Inc.	4,765	737,384
Samsung SDI Co., Ltd.	20,519	7,816,186

		8,553,570

Total Common Stocks
(cost $1,209,978,461)		1,857,264,210

CONVERTIBLE PREFERRED SECURITIES - 0.5%
Auto-Cars/Light Trucks - 0.1%

GM Cruise Holdings, LLC Class F†(1)(2)	89,700	1,637,025

E-Commerce/Services - 0.1%

Airbnb, Inc., Series E†(1)(2)	26,943	2,292,221
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	11,731	533,291

		2,825,512

Food-Wholesale/Distribution - 0.1%

Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	993,098

IT Services - 0.1%

Mesosphere, Inc. Series D†(1)(2)	151,129	981,915

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker) Series E†(1)(2)	61,401	1,506,203

Transport-Services - 0.1%

Waymo LLC Series A-2†(1)(2)	21,059	1,808,278

Total Convertible Preferred Securities
(cost $9,904,075)		9,752,031

EXCHANGE-TRADED FUNDS - 0.1%

iShares S&P GSTI Technology Index Fund# (cost $1,862,756)	7,490	2,450,878

Total Long-Term Investment Securities
(cost $1,221,745,292)		1,869,467,119

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Registered Investment Companies - 3.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(3)	500,038	500,038
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(3)(4)	9,045,682	9,045,682

T. Rowe Price Government Reserve Fund 0.11%(3)	53,522,160	53,522,160

Total Short-Term Investment Securities
(cost $63,067,880)		63,067,880

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $1,837,000 collateralized by $1,875,300 of United States Treasury Notes, bearing interest at 0.13% due 08/15/2023 and having an approximate value of $1,873,791 (cost $1,837,000)	$1,837,000	1,837,000

TOTAL INVESTMENTS
(cost $1,286,650,172)	98.8%	1,934,371,999
Other assets less liabilities	1.2	24,467,758

NET ASSETS	100.0%	$1,958,839,757

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $53,329,588 representing 2.7% of net assets.

#	The security or a portion thereof is out on loan.
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
58.com, Inc.	08/31/2020	628,854	$16,791,820	$17,607,912	$28.00	0.90%
Epic Games, Inc.	06/18/2020	2,883	1,657,725	1,657,725	575.00	0.08

Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080

		10,539	488,313	487,956	46.30	0.03

JAND, Inc., (dba Warby Parker), Class A	03/09/2018	49,774	782,298	1,220,986	24.53	0.06
Convertible Preferred Securities
Airbnb, Inc.,
Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,292,221	85.08	0.12

GM Cruise Holdings, LLC
Class F	05/07/2019	89,700	1,637,025	1,637,025	18.25	0.08
JAND, Inc., (dba Warby Parker),
Series E	03/09/2018	61,401	965,040	1,506,203	24.53	0.08
Maplebear, Inc. (dba Instacart)
Series G	07/02/2020	20,650	993,097	993,098	48.09	0.05
Mesophere, Inc.,
Series D	05/04/2018	151,129	1,670,656	981,915	6.50	0.05
Waymo LLC
Series A-2	05/08/2020	21,059	1,808,277	1,808,278	85.87	0.09
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	11,731	321,737	533,291	45.46	0.03

				$30,726,610		1.57%

(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of August 31, 2020.
(4)

At August 31, 2020, the Fund had loaned securities with a total value of $14,560,567. This was secured by collateral of $9,045,682 which was received in cash and subsequently invested in short-term investments currently valued at $9,045,682 as reported in the Portfolio of Investments. Additional collateral of $5,858,107 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$394,863
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	732,643
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	33,621
United States Treasury Bills	0.00%	09/15/2020 to 01/21/2021	169,858
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	4,527,122

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$113,532,015	$—		$1,657,725	$115,189,740
E-Commerce/Services	95,438,999	2,659,873	**	17,607,912	115,706,784
Food-Wholesale/Distribution	—	—		487,956	487,956
Pharmacy Services	—	—		1,220,986	1,220,986
Other Industries	1,605,135,229	19,523,515	**	—	1,624,658,744
Convertible Preferred Securities	—	—		9,752,031	9,752,031
Exchange -Traded Funds	2,450,878	—		—	2,450,878
Short-Term Investment Securities	63,067,880	—		—	63,067,880
Repurchase Agreements	—	1,837,000		—	1,837,000

Total Investments at Value	$1,879,625,001	$24,020,388		$30,726,610	$1,934,371,999

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of May 31, 2020	$970,250	$8,074,314
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation (1)	250,736	684,619
Change in unrealized depreciation (1)	(357)	—
Net purchases	2,146,038	993,098
Net Sales	—	—
Transfers into Level 3(2)	17,607,912	—
Transfers out of Level 3	—	—

Balance as of August 31, 2020	$20,974,579	$9,752,031

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2020 includes:

Common Stocks	Convertible Preferred Securities
$250,379	$684,619

(2)	ADR shares were converted to Unlisted Common Stock following an acquisition offer. Security was previously valued with Level 1 inputs.

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2020.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at August 31, 2020	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$3,366,667	Market Approach	Transaction Price*	$24.5306 - $575.0000 ($298.73338)#
	$17,607,912	Income Approach	Acquisition offer*	$28.00
Convertible Preferred Securities	$5,944,604	Market Approach	Transaction Price*	$18.25-$85.8672 ($45.39503)#
	$981,915	Market Approach	Transaction Price*	$11.0500
			Sales Multiple*	4.6x
			Gross Profit Mutilple*	6.3x
			Discount for Lack of Marketability	10.0%
			Discount for Market Volatility	26.0%
	$533,291	Market Approach	Transaction Price*	$50.9300
			Sales Multiple*	3.25x
			Gross Merchandise Value Mutilple*	0.85x
			Discount for Lack of Marketability	10.0%
	$2,292,221	Market Approach	Transaction Price*	$55.0000
			Revenue Multiple*	5.64x-7.30x (6.25x)^
			Gross Profit Mutilple*	8.27x
			Discount for Lack of Marketability	10.0%-15.0% (12.5%)^

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
^	The average represents the arithmetic average of the inputs and is not weighted by the relative fair value or notional amount.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares /Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Applications Software - 0.9%

Five9, Inc.†	12,540	$1,598,098

Athletic Equipment - 2.0%

Fox Factory Holding Corp.†	17,770	1,791,394
YETI Holdings, Inc.†	33,200	1,705,816

		3,497,210

Banks-Mortgage - 0.8%

Walker & Dunlop, Inc.	26,540	1,453,861

Building & Construction Products-Misc. - 2.1%

Simpson Manufacturing Co., Inc.	21,421	2,106,541
Trex Co., Inc.†#	9,850	1,472,477

		3,579,018

Building & Construction-Misc. - 0.9%

Frontdoor, Inc.†	34,060	1,483,994

Building-Mobile Home/Manufactured Housing - 0.8%

Skyline Champion Corp.†	49,800	1,421,292

Chemicals-Specialty - 0.5%

Amyris, Inc.†#	287,070	941,590

Commercial Services - 1.6%

LiveRamp Holdings, Inc.†	49,230	2,749,003

Commercial Services-Finance - 2.4%

Evo Payments, Inc., Class A†	59,890	1,720,640
Repay Holdings Corp.†	58,790	1,487,387
Shift4 Payments, Inc., Class A†	20,030	1,008,911

		4,216,938

Communications Software - 1.6%

Avaya Holdings Corp.†	181,460	2,816,259

Computer Data Security - 2.7%

Varonis Systems, Inc.†	38,070	4,702,787

Computer Services - 1.1%

WNS Holdings, Ltd. ADR†	29,610	1,964,624

Computer Software - 4.9%

Bandwidth, Inc., Class A†	41,000	6,456,680
Envestnet, Inc.†	24,420	2,026,616

		8,483,296

Computers-Other - 0.8%

Kornit Digital, Ltd.†	21,000	1,300,530

Consulting Services - 1.4%

FTI Consulting, Inc.†	20,840	2,391,598

Cosmetics & Toiletries - 1.2%

e.l.f. Beauty, Inc.†	108,840	2,125,645

Distribution/Wholesale - 1.5%

SiteOne Landscape Supply, Inc.†#	21,430	2,679,822

E-Commerce/Services - 0.5%

EverQuote, Inc., Class A†	23,910	848,805

Educational Software - 1.1%

Arco Platform, Ltd., Class A†	43,856	1,984,045

Electronic Components-Misc. - 1.2%

Advanced Energy Industries, Inc.†	28,700	2,127,244

Electronic Components-Semiconductors - 3.9%

Lattice Semiconductor Corp.†	95,650	2,735,590
MACOM Technology Solutions Holdings, Inc.†#	61,450	2,189,463
Silicon Laboratories, Inc.†	18,070	1,850,549

		6,775,602

Electronic Measurement Instruments - 0.7%

Itron, Inc.†	20,980	1,249,779

Electronics-Military - 1.5%

Mercury Systems, Inc.†	35,360	2,678,166

Enterprise Software/Service - 3.6%

ACI Worldwide, Inc.†	66,460	1,952,595
Everbridge, Inc.†	28,610	4,251,732

		6,204,327

Filtration/Separation Products - 0.4%

ESCO Technologies, Inc.	7,700	692,384

Finance-Consumer Loans - 2.3%

LendingTree, Inc.†#	3,330	1,028,770
PRA Group, Inc.†	61,830	2,885,916

		3,914,686

Firearms & Ammunition - 0.8%

Axon Enterprise, Inc.†	15,990	1,370,023

Food-Baking - 1.5%

Hostess Brands, Inc.†	204,940	2,631,430

Food-Misc./Diversified - 1.6%

BellRing Brands, Inc., Class A†	144,620	2,811,413

Health Care Cost Containment - 0.8%

HealthEquity, Inc.†	24,280	1,395,614

Instruments-Controls - 1.0%

Watts Water Technologies, Inc., Class A	18,100	1,733,075

Internet Application Software - 2.5%

Wix.com, Ltd.†	14,710	4,334,007

Investment Management/Advisor Services - 0.5%

AssetMark Financial Holdings, Inc.†	37,200	898,380

Machinery-General Industrial - 0.4%

Chart Industries, Inc.†	11,760	772,867

Medical Information Systems - 0.9%

Health Catalyst, Inc.†#	47,160	1,470,449

Medical Instruments - 1.3%

Silk Road Medical, Inc.†#	36,990	2,255,650

Medical Labs & Testing Services - 1.2%

Invitae Corp.†#	60,490	2,114,730

Medical Products - 6.4%

Hanger, Inc.†	46,330	915,481
Inspire Medical Systems, Inc.†	22,910	2,736,599
iRhythm Technologies, Inc.†	16,360	3,602,145
Masimo Corp.†	6,800	1,523,200
Nevro Corp.†	17,120	2,354,685

		11,132,110

Medical-Biomedical/Gene - 18.2%

Adaptimmune Therapeutics PLC ADR†	80,850	703,395
Allogene Therapeutics, Inc.†	33,180	1,182,867
Amicus Therapeutics, Inc.†	142,147	2,075,346
Apellis Pharmaceuticals, Inc.†	53,260	1,642,006
Arcus Biosciences, Inc.†	41,450	986,510
Arena Pharmaceuticals, Inc.†	19,410	1,355,206
Ascendis Pharma A/S ADR†	9,310	1,379,556
Assembly Biosciences, Inc.†	33,940	742,268
Avidity Biosciences, Inc.†	27,700	797,760

Bluebird Bio, Inc.†	27,388	1,624,108
Blueprint Medicines Corp.†	21,872	1,693,549
Celyad SA ADR†	26,606	279,097
Constellation Pharmaceuticals, Inc.†	36,860	775,903
CytomX Therapeutics, Inc.†	89,530	653,569
Epizyme, Inc.†	87,720	1,140,360
Equillium, Inc.†	79,920	470,729
Fate Therapeutics, Inc.†	69,460	2,528,344
Generation Bio Co.†	31,280	976,874
Gossamer Bio, Inc.†#	62,430	867,777
Immunomedics, Inc.†	30,640	1,365,318
Iovance Biotherapeutics, Inc.†	52,838	1,761,091
Krystal Biotech, Inc.†	20,110	961,459
Mirati Therapeutics, Inc.†	14,640	2,186,777
Replimune Group, Inc.†	37,780	1,020,060
Sage Therapeutics, Inc.†	18,240	956,506
Twist Bioscience Corp.†	20,240	1,415,383

		31,541,818

Medical-Drugs - 2.6%

Bioxcel Therapeutics, Inc.†	12,300	501,225
Kura Oncology, Inc.†	73,820	1,837,380
Myovant Sciences, Ltd.†	76,770	1,564,572
ORIC Pharmaceuticals, Inc.†#	24,820	621,741

		4,524,918

Medical-Outpatient/Home Medical - 2.1%

LHC Group, Inc.†	17,100	3,564,324

Racetracks - 1.0%

Churchill Downs, Inc.	9,990	1,745,852

Retail-Automobile - 0.7%

Lithia Motors, Inc., Class A	5,070	1,262,227

Retail-Discount - 1.9%

BJ’s Wholesale Club Holdings, Inc.†	49,540	2,200,072
Ollie’s Bargain Outlet Holdings, Inc.†	11,410	1,090,111

		3,290,183

Retail-Pet Food & Supplies - 1.1%

Freshpet, Inc.†	17,260	1,960,736

Retail-Restaurants - 0.5%

Wingstop, Inc.	5,590	913,406

Schools - 0.9%

Strategic Education, Inc.	14,410	1,478,034

Semiconductor Equipment - 1.2%

Cabot Microelectronics Corp.	13,290	2,023,934

Steel Pipe & Tube - 1.2%

Advanced Drainage Systems, Inc.	35,940	1,993,951

Telecom Services - 0.6%

Vonage Holdings Corp.†	87,870	1,006,112

Therapeutics - 0.6%

GW Pharmaceuticals PLC ADR†#	10,200	1,060,290

Transport-Services - 0.6%

CryoPort, Inc.†#	19,140	1,061,887

Transport-Truck - 1.1%

Saia, Inc.†	13,570	1,821,094

Water Treatment Systems - 1.0%

Evoqua Water Technologies Corp.†	85,160	1,742,374

Web Hosting/Design - 1.3%

Q2 Holdings, Inc.†#	23,080	2,245,453

Total Long-Term Investment Securities
(cost $134,493,229)		170,036,944

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Registered Investment Companies - 3.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(1)(2)
(cost $5,604,645)	5,604,645	5,604,645

REPURCHASE AGREEMENTS - 1.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $1,833,000 and collateralized by $1,871,000 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2023 and having an approximate value of $1,869,692

(cost $1,833,000)	$1,833,000	1,833,000

TOTAL INVESTMENTS
(cost $141,930,874)	102.2%	177,474,589
Liabilities in excess of other assets	(2.2)	(3,744,496)

NET ASSETS	100.0%	$173,730,093

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At August 31, 2020, the Fund had loaned securities with a total value of $13,845,053. This was secured by collateral of $5,604,645, which was received in cash and subsequently invested in short-term investments currently valued at $5,604,645 as reported in the Portfolio of Investments. Additional collateral of $6,768,455 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$350,979
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	651,220
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	29,885
United States Treasury Bills	0.00%	09/15/2020 to 01/21/2021	136,375
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	5,599,996

(2)	The rate shown is the 7-day yield as of August 31, 2020.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$170,036,944	$—	$—	$170,036,944
Short-Term Investment Securities	5,604,645	—	—	5,604,645
Repurchase Agreements	—	1,833,000	—	1,833,000

Total Investments at Value	$175,641,589	$1,833,000	$—	$177,474,589

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.1%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.†	7,500	$45,750
Haynes International, Inc.	7,795	146,078

		191,828

Advertising Services - 0.1%

Fluent, Inc.†	50,500	156,550
Marchex, Inc., Class B†	40,000	71,600
Marin Software, Inc.†	13,571	18,456
National CineMedia, Inc.	32,706	118,069

		364,675

Aerospace/Defense - 0.5%

Air Industries Group†	20,000	22,000
Kratos Defense & Security Solutions, Inc.†	17,871	349,378
Teledyne Technologies, Inc.†	3,060	959,647

		1,331,025

Aerospace/Defense-Equipment - 0.1%

Aerojet Rocketdyne Holdings, Inc.†	5,455	225,673
CPI Aerostructures, Inc.†	28,000	77,840

		303,513

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	9,500	88,730

Agricultural Operations - 0.0%

Alico, Inc.	2,860	92,435

Airlines - 0.0%

Mesa Air Group, Inc.†	24,600	90,036

Apparel Manufacturers - 0.5%

Carter’s, Inc.#	14,119	1,124,155
Delta Apparel, Inc.†	5,500	77,660
Tandy Leather Factory, Inc.†	15,000	43,500
Vince Holding Corp.†	10,000	50,300

		1,295,615

Appliances - 0.1%

Hamilton Beach Brands Holding Co., Class A	8,800	192,280

Applications Software - 1.8%

Descartes Systems Group, Inc.†	16,892	1,029,568
Duck Creek Technologies, Inc.†	8,501	331,454
Five9, Inc.†	7,344	935,919
Medallia, Inc.†	36,023	1,303,672
PDF Solutions, Inc.†	13,840	286,488
RealPage, Inc.†	19,506	1,221,466
ServiceTitan, Inc.†(1)(2)	191	6,455
Toast, Inc.†(1)(2)	11	440
TransAct Technologies, Inc.	7,500	40,350

		5,155,812

Audio/Video Products - 0.1%

Emerson Radio Corp.†	10,000	7,350
VOXX International Corp.†	20,000	125,600

		132,950

Auto Repair Centers - 0.2%

Monro, Inc.	12,025	554,232

Auto/Truck Parts & Equipment-Original - 0.5%

Gentherm, Inc.†	8,755	395,989
Meritor, Inc.†	25,900	589,484
Sypris Solutions, Inc.†	24,000	26,880
Titan International, Inc.	55,400	131,852
Visteon Corp.†	3,330	251,182

		1,395,387

Auto/Truck Parts & Equipment-Replacement - 0.3%

Douglas Dynamics, Inc.	24,165	927,694

Banks-Commercial - 7.7%

1st Constitution Bancorp	6,400	77,888
American River Bankshares	10,000	98,600
AmeriServ Financial, Inc.	22,000	61,380
Atlantic Capital Bancshares, Inc.†	9,208	106,214
Bank of Commerce Holdings	12,140	89,229
Bank of Princeton	2,051	39,954
Bank7 Corp.	10,000	102,400
BankUnited, Inc.	83,991	1,963,710
Baycom Corp.†	7,500	86,888
BCB Bancorp, Inc.	3,000	24,435
Blue Ridge Bankshares, Inc.	5,000	68,100
Bridge Bancorp, Inc.	7,900	158,079
C&F Financial Corp.	3,000	95,910
California Bancorp, Inc.†	6,300	81,963
Capital Bancorp, Inc.†	8,000	83,280
Chemung Financial Corp.	2,600	74,646
Citizens Holding Co.	4,500	96,435
Codorus Valley Bancorp, Inc.	7,145	92,171
Colony Bankcorp, Inc.	7,500	82,500
Columbia Banking System, Inc.	6,369	177,759
Commerce Bancshares, Inc.#	28,020	1,669,151
County Bancorp, Inc.	5,000	96,500
CrossFirst Bankshares, Inc.†#	15,328	141,477
Cullen/Frost Bankers, Inc.	15,538	1,079,270
East West Bancorp, Inc.	10,700	393,546
Equity Bancshares, Inc., Class A†	7,734	122,971
Evans Bancorp, Inc.	2,900	66,120
FB Financial Corp.#	13,356	360,612
First Bancshares, Inc.	9,044	193,903
First Bank	12,500	81,500
First Financial Bancorp	62,477	857,184
First Hawaiian, Inc.	74,948	1,238,890
First Horizon National Corp.	190,361	1,817,948
First Internet Bancorp	6,000	87,660
First Northwest Bancorp	6,500	72,150
First United Corp.	9,500	108,775
Grasshopper Bancorp, Inc.†(1)(2)	5,208	38,539
Hawthorn Bancshares, Inc.	3,373	61,793
Heritage Commerce Corp.	23,379	162,016
Heritage Financial Corp.	9,600	191,424
Home BancShares, Inc.	35,600	577,076
Investar Holding Corp.	7,500	102,000
Live Oak Bancshares, Inc.	12,094	268,245
Meridian Corp.	6,900	101,223
Northeast Bank	6,500	121,290
Northrim BanCorp, Inc.	3,600	96,876
Ohio Valley Banc Corp.	4,000	91,200
Origin Bancorp, Inc.	11,071	262,161

Pacific Mercantile Bancorp†	16,000	59,360
PCB Bancorp	11,000	105,050
Penns Woods Bancorp, Inc.	3,000	62,250
Peoples Bancorp of North Carolina, Inc.	6,050	102,850
Pinnacle Financial Partners, Inc.	13,658	545,637
Popular, Inc.	5,600	207,424
Prosperity Bancshares, Inc.	6,600	359,832
Riverview Financial Corp.	6,200	45,012
Sandy Spring Bancorp, Inc.	5,049	120,772
Seacoast Banking Corp. of Florida†	19,824	401,238
Shore Bancshares, Inc.	8,000	78,000
Signature Bank	15,837	1,536,664
South State Corp.	9,927	552,735
Sterling Bancorp, Inc.	14,498	43,059
Towne Bank	7,488	132,762
United Bancshares, Inc.	6,000	110,400
United Security Bancshares	12,055	73,415
Unity Bancorp, Inc.	8,000	106,240
Webster Financial Corp.	10,127	278,493
Western Alliance Bancorp	56,404	1,991,061
Wintrust Financial Corp.	29,809	1,297,288

		22,332,583

Banks-Fiduciary - 0.0%

Union Bankshares, Inc.	4,000	77,480

Banks-Regional - 0.0%

Dogwood State Bank (Non-voting Shares)†(1)(2)	3,056	16,044
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	7,880

		23,924

Beverages-Non-alcoholic - 0.4%

Primo Water Corp.	94,179	1,288,369

Brewery - 0.7%

Boston Beer Co., Inc., Class A†	2,237	1,972,989

Building & Construction Products-Misc. - 0.8%

Armstrong Flooring, Inc.†	40,000	154,800
Fortune Brands Home & Security, Inc.	18,700	1,572,296
Gibraltar Industries, Inc.†	11,355	709,063

		2,436,159

Building & Construction-Misc. - 0.8%

WillScot Mobile Mini Holdings Corp.†	121,555	2,175,835

Building Products-Air & Heating - 0.1%

SPX Corp.†	5,000	209,150

Building Products-Doors & Windows - 0.1%

PGT Innovations, Inc.†	16,009	290,243

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	20,000	137,200

Building-Heavy Construction - 0.1%

Goldfield Corp.†	31,500	137,655
Orion Group Holdings, Inc.†	31,100	81,171
Perma-Pipe International Holdings, Inc.†	10,000	54,900

		273,726

Building-Maintenance & Services - 0.3%

Rentokil Initial PLC†	86,988	619,779
ServiceMaster Global Holdings, Inc.†	5,500	219,450

		839,229

Building-Mobile Home/Manufactured Housing - 1.4%

Cavco Industries, Inc.†	1,400	267,274
Horizon Global Corp.†	35,000	210,000
LCI Industries	18,441	2,095,451
Skyline Champion Corp.†	12,802	365,369
Thor Industries, Inc.	11,899	1,123,622

		4,061,716

Building-Residential/Commercial - 0.1%

New Home Co., Inc.†	10,500	45,465
TRI Pointe Group, Inc.†	18,717	315,943

		361,408

Cable/Satellite TV - 0.4%

Cable One, Inc.	592	1,089,475

Cellular Telecom - 0.0%

NII Holdings, Inc.†(1)	3,000	6,510

Chemicals-Diversified - 0.9%

Quaker Chemical Corp.#	13,979	2,656,010

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.†	39,000	123,240

Chemicals-Plastics - 0.0%

China XD Plastics Co., Ltd†	20,000	23,400

Chemicals-Specialty - 1.2%

AgroFresh Solutions, Inc.†	61,800	153,264
Element Solutions, Inc.†	46,447	499,305
GCP Applied Technologies, Inc.†	55,856	1,455,607
Minerals Technologies, Inc.	7,700	390,775
PQ Group Holdings, Inc.†	73,061	851,161

		3,350,112

Circuit Boards - 0.0%

IEC Electronics Corp.†	12,300	103,320

Coal - 0.1%

Advanced Emissions Solutions, Inc.#	16,500	63,855
Ramaco Resources, Inc.†	30,000	90,600

		154,455

Coffee - 0.0%

Farmer Brothers Co.†	12,000	75,480

Commercial Services - 1.5%

CoreLogic, Inc.	18,646	1,238,094
HMS Holdings Corp.†	41,603	1,160,308
Morningstar, Inc.	11,254	1,802,328
Performant Financial Corp.†	50,000	30,505
ServiceSource International, Inc.†	55,000	82,775

		4,314,010

Commercial Services-Finance - 0.9%

Avalara, Inc.†	1,200	158,892
Euronet Worldwide, Inc.†	4,100	423,858
Evo Payments, Inc., Class A†	3,900	112,047
PRGX Global, Inc.†	26,500	146,280
StoneCo, Ltd., Class A†	5,730	292,230
WEX, Inc.†	9,379	1,497,920

		2,631,227

Communications Software - 0.0%

SeaChange International, Inc.†	22,500	30,150

Computer Aided Design - 0.7%

Aspen Technology, Inc.†	15,269	1,939,621

Computer Services - 0.1%

ALJ Regional Holdings, Inc.†	40,000	42,000
CynergisTek, Inc.†	10,000	13,200
Parsons Corp.†	4,943	164,404

		219,604

Computer Software - 1.5%

Bill.com Holdings, Inc.†	12,562	1,243,387
Checkr, Inc.†(1)(2)	1,956	41,585
Computer Modelling Group, Ltd.	14,800	59,229
Envestnet, Inc.†	16,566	1,374,812
nCino, Inc.†	4,188	389,275
nCino, Inc.†(2)	4,283	378,200
SS&C Technologies Holdings, Inc.	14,815	944,012

		4,430,500

Computers-Integrated Systems - 0.2%

Cubic Corp.	10,329	486,289

Computers-Memory Devices - 0.0%

Everspin Technologies, Inc.†	10,000	58,100

Computers-Other - 0.1%

ExOne Co.†#	11,900	145,418
PlayAGS, Inc.†	45,000	180,000

		325,418

Computers-Periphery Equipment - 0.0%

Key Tronic Corp.†	9,633	79,183

Consulting Services - 0.3%

Booz Allen Hamilton Holding Corp.	7,700	678,062
GP Strategies Corp.†	11,300	109,158
Hill International, Inc.†	42,500	62,475
Information Services Group, Inc.†	27,400	56,307

		906,002

Consumer Products-Misc. - 0.0%

Acme United Corp.	3,570	78,683

Containers-Metal/Glass - 0.6%

Crown Holdings, Inc.†	21,763	1,672,487

Data Processing/Management - 0.0%

Innodata, Inc.†	52,600	110,460

Diagnostic Equipment - 0.1%

Adaptive Biotechnologies Corp.†	3,713	154,498

Diagnostic Kits - 0.4%

Quidel Corp.†	6,429	1,131,247

Disposable Medical Products - 0.8%

ICU Medical, Inc.†	11,181	2,238,883
Xtant Medical Holdings, Inc.†	25,000	23,853

		2,262,736

Distribution/Wholesale - 2.4%

ADDvantage Technologies Group, Inc.†#	25,000	55,750
Educational Development Corp.	8,300	127,156
Houston Wire & Cable Co.†	14,739	38,174
IAA, Inc.†	42,545	2,225,954
Pool Corp.	10,265	3,365,278
SiteOne Landscape Supply, Inc.†	8,826	1,103,691

		6,916,003

Diversified Manufacturing Operations - 0.3%

DIRTT Environmental Solutions†	78,000	131,040
Enerpac Tool Group Corp.	20,900	434,720
Federal Signal Corp.	6,400	205,568
LSB Industries, Inc.†	77,500	168,950

		940,278

Diversified Minerals - 0.1%

General Moly, Inc.†	125,000	15,625
Lundin Mining Corp.	38,196	239,247

		254,872

Diversified Operations - 0.0%

Professional Holding Corp., Class A†(2)	1,403	15,421
Professional Holding Corp., Class A†	3,490	40,379

		55,800

Diversified Operations/Commercial Services - 0.0%

Avalon Holdings Corp., Class A†	3,000	4,710
Volt Information Sciences, Inc.†	14,393	16,408

		21,118

Drug Delivery Systems - 0.0%

Senseonics Holdings, Inc.†#	137,000	64,322

E-Commerce/Services - 0.2%

A Place For Rover, Inc†(1)(2)	513	2,955
Leaf Group, Ltd.†	38,000	184,680
Travelzoo†	11,000	87,890
Upwork, Inc.†	9,798	149,223

		424,748

E-Marketing/Info - 0.0%

Inuvo, Inc.†	100,000	42,260

Educational Software - 0.0%

Zovio, Inc.†	25,000	108,000

Electric Products-Misc. - 1.2%

Graham Corp.	5,800	76,154
Littelfuse, Inc.	2,600	470,184
nLight, Inc.†	51,318	1,198,789
Novanta, Inc.†	15,679	1,680,318
Ultralife Corp.†	12,300	77,736

		3,503,181

Electric-Generation - 0.1%

Charah Solutions, Inc.†	50,000	130,500

Electric-Integrated - 1.5%

MGE Energy, Inc.	1,894	123,091
NorthWestern Corp.	32,108	1,658,057
PNM Resources, Inc.	22,338	975,724
Portland General Electric Co.	40,569	1,547,707

		4,304,579

Electronic Components-Misc. - 0.2%

Ballantyne Strong, Inc.†	14,000	21,840

Bel Fuse, Inc., Class B	6,000	72,120
IntriCon Corp.†	7,100	86,194
Microvision, Inc.†#	67,600	106,808
SMTC Corp.†	30,000	102,300
ZAGG, Inc.†	20,000	63,600

		452,862

Electronic Components-Semiconductors - 1.2%

CTS Corp.	17,329	362,176
eMagin Corp.†	40,000	53,200
EMCORE Corp.†	25,700	90,721
GSI Technology, Inc.†	19,800	125,928
Inphi Corp.†	848	96,655
Intellicheck, Inc.†	24,800	156,240
Lattice Semiconductor Corp.†	38,425	1,098,955
Monolithic Power Systems, Inc.	4,184	1,117,672
Pixelworks, Inc.†	22,000	50,160
Semtech Corp.†	4,000	234,600

		3,386,307

Electronic Measurement Instruments - 0.5%

Badger Meter, Inc.	8,257	509,374
Mesa Laboratories, Inc.	674	165,750
National Instruments Corp.	16,997	610,023
Stoneridge, Inc.†	9,300	187,860

		1,473,007

Electronic Parts Distribution - 0.0%

MIND Technology, Inc.†	22,400	56,000

Electronic Security Devices - 0.1%

API Group Corp.†*	19,096	270,017
WidePoint Corp.†	70,000	36,050

		306,067

Energy-Alternate Sources - 0.1%

Aemetis, Inc.†#	30,000	49,800
NextEra Energy Partners LP	6,100	367,952

		417,752

Engineering/R&D Services - 0.0%

Mistras Group, Inc.†	25,000	119,000

Enterprise Software/Service - 2.0%

Ceridian HCM Holding, Inc.†	10,794	858,339
Clarivate PLC†	35,787	1,053,569
Coupa Software, Inc.†#	987	323,480
Guidewire Software, Inc.†	14,678	1,648,486
Network-1 Technologies, Inc.	20,000	44,000
Paycom Software, Inc.†	1,633	489,018
Tyler Technologies, Inc.†	3,949	1,363,629

		5,780,521

Entertainment Software - 0.2%

Zynga, Inc., Class A†	68,000	616,080

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	2,400	221,544

Filtration/Separation Products - 0.3%

ESCO Technologies, Inc.	8,645	777,358

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	24,500	79,380

Finance-Commercial - 0.1%

Marlin Business Services Corp.	7,500	50,250
On Deck Capital, Inc.†	55,000	89,100

		139,350

Finance-Consumer Loans - 0.5%

Asta Funding, Inc.†	13,200	172,260
Elevate Credit, Inc.†	27,000	53,190
Encore Capital Group, Inc.†	10,632	488,434
PRA Group, Inc.†	11,040	515,292
Regional Management Corp.†	1,100	20,119
SLM Corp.	21,600	165,024

		1,414,319

Finance-Credit Card - 0.0%

Atlanticus Holdings Corp.†	7,434	63,189

Finance-Investment Banker/Broker - 1.1%

Arlington Asset Investment Corp., Class A	30,000	81,600
JMP Group LLC	16,300	39,935
Lazard, Ltd., Class A	49,351	1,562,946
Moelis & Co., Class A	43,721	1,395,137

		3,079,618

Finance-Mortgage Loan/Banker - 0.3%

Impac Mtg. Holdings, Inc.†#	15,000	22,800
PennyMac Financial Services, Inc.	14,555	767,340

		790,140

Finance-Other Services - 0.3%

Cboe Global Markets, Inc.	8,016	735,789

Food-Confectionery - 0.1%

Rocky Mountain Chocolate Factory, Inc.	6,500	21,190
Utz Brands, Inc.†	16,712	307,501

		328,691

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	6,700	31,021

Food-Misc./Diversified - 0.8%

BellRing Brands, Inc., Class A†	6,255	121,597
Cal-Maine Foods, Inc.†	13,705	528,876
Nomad Foods, Ltd.†	17,423	429,651
Post Holdings, Inc.†	6,600	580,932
TreeHouse Foods, Inc.†	13,300	569,373

		2,230,429

Food-Retail - 0.0%

Blue Apron Holdings, Inc., Class A†#	3,000	20,130

Food-Wholesale/Distribution - 1.0%

AMCON Distributing Co.	500	36,515
Performance Food Group Co.†	80,754	2,948,329

		2,984,844

Footwear & Related Apparel - 0.1%

Iconix Brand Group, Inc.†#	31,400	25,434
Rocky Brands, Inc.	6,711	161,601
Steven Madden, Ltd.	2,100	44,436

		231,471

Forestry - 0.1%

West Fraser Timber Co., Ltd.	6,700	359,309

Funeral Services & Related Items - 0.0%

StoneMor, Inc.†	65,000	50,356

Gambling (Non-Hotel) - 0.2%

Canterbury Park Holding Corp.	3,200	38,144
Monarch Casino & Resort, Inc.†	13,156	605,308

		643,452

Garden Products - 1.5%

Toro Co.	57,766	4,348,624

Gas-Distribution - 0.7%

Chesapeake Utilities Corp.	5,500	449,900
ONE Gas, Inc.	10,300	763,436
RGC Resources, Inc.	469	10,937
Southwest Gas Holdings, Inc.	12,237	769,340

		1,993,613

Gold Mining - 0.3%

Franco-Nevada Corp.	2,500	375,992
Northern Star Resources, Ltd.	60,107	605,131

		981,123

Golf - 0.5%

Acushnet Holdings Corp.	38,377	1,354,324
Drive Shack, Inc.†#	60,500	84,095

		1,438,419

Hazardous Waste Disposal - 0.1%

Centrus Energy Corp, Class A†	9,600	106,176
Heritage-Crystal Clean, Inc.†	9,400	137,992

		244,168

Health Care Cost Containment - 0.4%

HealthEquity, Inc.†#	18,447	1,060,334

Health Care Providers & Services - 0.0%

Alignment Healthcare Partners LP†(1)(2)	7,632	92,489

Healthcare Safety Devices - 0.1%

Retractable Technologies, Inc.†#	25,000	158,000

Home Furnishings - 0.2%

Flexsteel Industries, Inc.	9,300	154,194
Tempur Sealy International, Inc.†	5,000	427,700

		581,894

Hotels/Motels - 0.0%

Red Lion Hotels Corp.†	50,000	113,500

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	78,560

Human Resources - 0.1%

BG Staffing, Inc.	6,000	56,280
Computer Task Group, Inc.†	19,600	94,080
Cross Country Healthcare, Inc.†	12,791	81,735
RCM Technologies, Inc.†	20,000	31,600

		263,695

Identification Systems - 0.6%

Aware, Inc.†	21,900	59,130
Brady Corp., Class A	34,470	1,616,298

		1,675,428

Instruments-Controls - 0.7%

Woodward, Inc.	22,471	1,925,540

Insurance Brokers - 0.3%

SelectQuote, Inc.†	43,426	792,525
SelectQuote Inc.†(2)	4,444	77,048

		869,573

Insurance-Multi-line - 0.0%

Atlantic American Corp.†	2,000	4,000

Insurance-Property/Casualty - 2.6%

Assurant, Inc.	5,923	720,000
Conifer Holdings, Inc.†#	11,000	32,890
Hallmark Financial Services, Inc.†	15,000	50,100
Hanover Insurance Group, Inc.	4,700	481,703
Kinsale Capital Group, Inc.	12,751	2,642,390
RLI Corp.	25,911	2,430,193
Safety Insurance Group, Inc.	3,058	221,399
Selective Insurance Group, Inc.	13,100	783,511
State Auto Financial Corp.	5,461	84,263

		7,446,449

Insurance-Reinsurance - 0.4%

Axis Capital Holdings, Ltd.	12,050	575,508
Essent Group, Ltd.	12,441	444,144

		1,019,652

Internet Application Software - 0.1%

RealNetworks, Inc.†	50,000	65,000
Zendesk, Inc.†	1,600	154,208

		219,208

Internet Content-Information/News - 0.0%

DHI Group, Inc.†	32,500	78,975

Internet Security - 0.2%

Proofpoint, Inc.†	5,100	559,317

Investment Companies - 0.1%

Altus Midstream Co., Class A†#	4,740	62,378
Entasis Therapeutics Holdings, Inc.†	10,000	26,500
Medallion Financial Corp.†	17,100	46,341
Nebula Acquisition Corp. Class A	11,295	246,909
Portman Ridge Finance Corp.	16,700	19,539

		401,667

Investment Management/Advisor Services - 1.3%

AssetMark Financial Holdings, Inc.†	23,327	563,347
Eaton Vance Corp.	33,005	1,353,865

First Western Financial, Inc.†	5,000	67,750
Focus Financial Partners, Inc., Class A†	42,398	1,500,465
Manning & Napier, Inc.	8,400	35,952
Silvercrest Asset Management Group, Inc., Class A	10,000	125,400
Westwood Holdings Group, Inc.	5,500	62,590

		3,709,369

Leisure Games - 0.0%

Bowl America, Inc., Class A	3,000	28,796

Leisure Products - 0.0%

Escalade, Inc.	5,200	94,276

Machine Tools & Related Products - 0.8%

L.S. Starrett Co., Class A†	8,000	27,280
Lincoln Electric Holdings, Inc.	24,687	2,387,480

		2,414,760

Machinery-Electrical - 0.2%

Babcock & Wilcox Enterprises, Inc.†#	55,000	132,550
BWX Technologies, Inc.	7,373	410,013

		542,563

Machinery-General Industrial - 2.1%

Altra Industrial Motion Corp.	37,260	1,455,003
Applied Industrial Technologies, Inc.	21,473	1,292,889
Chart Industries, Inc.†	9,151	601,404
Gates Industrial Corp. PLC†	68,900	777,881
Intevac, Inc.†	16,900	101,400
Marel HF	19,649	100,874
Nordson Corp.	6,049	1,128,078
Twin Disc, Inc.†	12,500	75,625
Welbilt, Inc.†	68,654	506,667

		6,039,821

Machinery-Print Trade - 0.1%

Eastman Kodak Co.†#	25,900	154,882

Machinery-Pumps - 0.6%

Cactus, Inc., Class A	6,100	134,749
Graco, Inc.	9,300	539,586
Ingersoll Rand, Inc.†	20,574	721,324
Mueller Water Products, Inc., Class A	32,900	355,320

		1,750,979

Marine Services - 0.0%

SEACOR Marine Holdings, Inc.†	15,000	40,200

Medical Information Systems - 0.1%

Castlight Health, Inc., Class B†	63,500	87,630
Oak Street Health, Inc.†	1,102	49,182

		136,812

Medical Instruments - 0.5%

Bruker Corp.	13,690	575,254
Cantel Medical Corp.	11,881	623,515
NuVasive, Inc.†	4,750	247,617
TransEnterix, Inc.†	75,000	30,203

		1,476,589

Medical Labs & Testing Services - 2.2%

Catalent, Inc.†	45,055	4,167,587
Neuronetics, Inc.†#	29,500	173,165
Syneos Health, Inc.†	30,137	1,901,645

		6,242,397

Medical Laser Systems - 0.0%

IRIDEX Corp.†	8,100	16,767

Medical Products - 1.8%

AtriCure, Inc.†	7,461	333,731
Avanos Medical, Inc.†	11,845	383,778
Axonics Modulation Technologies, Inc.†#	2,451	103,579
Conformis, Inc.†#	50,000	35,500
Electromed, Inc.†	8,200	101,516
Envista Holdings Corp.†	34,748	833,605
Hanger, Inc.†	21,871	432,171
Inari Medical, Inc.†	737	58,916
InspireMD, Inc.†	5,000	1,972
iRhythm Technologies, Inc.†	4,741	1,043,873
Nevro Corp.†	2,949	405,605
Penumbra, Inc.†	1,471	307,660
RA Medical Systems, Inc.†	25,500	8,596
Sientra, Inc.†	18,400	70,656
T2 Biosystems, Inc.†#	25,000	39,000
United-Guardian, Inc.	3,500	51,450
West Pharmaceutical Services, Inc.	3,602	1,022,824

		5,234,432

Medical-Biomedical/Gene - 3.3%

ACADIA Pharmaceuticals, Inc.†#	3,150	124,708
Acceleron Pharma, Inc.†	4,427	431,500
Acorda Therapeutics, Inc.†#	38,606	21,477
Actinium Pharmaceuticals, Inc.†#	10,233	85,036
Advaxis, Inc.†#	70,000	34,713
AgeX Therapeutics, Inc.†#	35,000	30,912
Allena Pharmaceuticals, Inc.†#	30,200	40,770
Allogene Therapeutics, Inc.†	2,083	74,259
Altimmune, Inc.†	10,000	168,700
Amarin Corp. PLC ADR†#	6,900	53,544
Apellis Pharmaceuticals, Inc.†#	1,700	52,411
Applied Genetic Technologies Corp.†	20,000	102,800
Arcutis Biotherapeutics, Inc.†	1,317	33,017
Argenx SE ADR†	3,670	848,761
Ascendis Pharma A/S ADR†	6,935	1,027,628
Avidity Biosciences, Inc.†	1,517	43,690
Bellicum Pharmaceuticals, Inc.†#	3,900	23,205
Blueprint Medicines Corp.†	5,553	429,969
Cara Therapeutics, Inc.†	4,946	76,663
Catabasis Pharmaceuticals, Inc.†	12,500	82,500
Clearside Biomedical, Inc.†#	50,000	86,000
CRISPR Therapeutics AG†#	653	61,029
Curis, Inc.†	51,300	56,430
Enzo Biochem, Inc.†	37,500	79,875
Equillium, Inc.†	15,000	88,350
Exagen, Inc.†#	9,100	131,222
EyePoint Pharmaceuticals, Inc.†#	75,000	40,133
Five Prime Therapeutics, Inc.†	23,000	98,210
Forte Biosciences, Inc.†#	886	27,688
Generation Bio Co.†	1,333	41,630

Generation Bio Co.†(2)	4,245	125,943
Harvard Bioscience, Inc.†	45,000	150,750
Homology Medicines, Inc.†	4,710	50,067
IGM Biosciences, Inc.†	2,027	87,161
Immunomedics, Inc.†	8,100	360,936
Infinity Pharmaceuticals, Inc.†	100,000	111,000
Insmed, Inc.†	17,592	495,918
Iovance Biotherapeutics, Inc.†	1,500	49,995
Kodiak Sciences, Inc.†#	5,122	269,366
Krystal Biotech, Inc.†	1,598	76,400
Legend Biotech Corp. ADR†	664	22,576
Lineage Cell Therapeutics, Inc.†	6,712	6,141
LogicBio Therapeutics, Inc.†#	11,500	72,450
Marker Therapeutics, Inc.†#	36,000	64,800
Merrimack Pharmaceuticals, Inc.#	5,000	20,650
Mustang Bio, Inc.†#	27,500	89,925
Oncocyte Corp.†#	50,000	62,500
Orchard Therapeutics PLC ADR†	11,673	69,221
Otonomy, Inc.†	35,000	133,700
Palatin Technologies, Inc.†#	195,000	107,776
Protalix BioTherapeutics, Inc.†#	8,701	32,020
PTC Therapeutics, Inc.†	2,500	123,562
Radius Health, Inc.†	19,786	244,951
RAPT Therapeutics, Inc.†	1,454	38,676
resTORbio, Inc.†	30,000	68,400
Savara, Inc.†	26,000	37,960
Scholar Rock Holding Corp.†#	4,978	75,168
Seattle Genetics, Inc.†	2,400	380,016
Sesen Bio, Inc.†	95,000	97,850
Sierra Oncology, Inc.†	7,500	89,025
Solid Biosciences, Inc.†#	35,000	83,650
Surface Oncology, Inc.†	16,500	107,250
Synlogic, Inc.†	53,400	117,480
Synthetic Biologics, Inc.†	35,000	22,348
Tela Bio, Inc.†	8,700	123,975
Timber Pharmaceuticals, Inc.†#	6,400	7,872
Turning Point Therapeutics, Inc.†	2,819	220,389
Ultragenyx Pharmaceutical, Inc.†	7,133	606,733
VolitionRX, Ltd.†#	29,400	99,666
Xencor, Inc.†	8,493	303,625
Zentalis Pharmaceuticals, Inc.†	1,260	43,344

		9,848,065

Medical-Drugs - 1.4%

AcelRx Pharmaceuticals, Inc.†#	32,100	40,125
Aclaris Therapeutics, Inc.†#	70,000	172,200
Adamas Pharmaceuticals, Inc.†#	20,000	103,600
Alimera Sciences, Inc.†	7,667	45,312
Ampio Pharmaceuticals, Inc.†#	98,900	70,812
Assertio Holdings, Inc.†	3,400	2,754
cbdMD, Inc.†#	38,600	95,342
Chimerix, Inc.†	32,300	90,763
China Pharma Holdings, Inc.†	40,000	15,608
Corvus Pharmaceuticals, Inc.†#	20,000	75,800
Cumberland Pharmaceuticals, Inc.†	27,800	89,516
Cyclerion Therapeutics, Inc.†#	20,000	136,400
Eloxx Pharmaceuticals, Inc.†#	16,900	52,136
Enanta Pharmaceuticals, Inc.†	500	26,095
Global Blood Therapeutics, Inc.†	9,584	601,684
India Globalization Capital, Inc.†#	28,200	33,840
Intellia Therapeutics, Inc.†	1,039	22,422
KalVista Pharmaceuticals, Inc.†	700	9,170
Leap Therapeutics, Inc.†#	29,500	51,330
Minerva Neurosciences, Inc.†#	14,539	46,234
MyoKardia, Inc.†	5,775	632,016
NanoViricides, Inc.†	6,000	23,820
Neos Therapeutics, Inc.†#	40,000	27,420
Novan, Inc.†	115,000	52,497
Odonate Therapeutics, Inc.†	559	9,028
PhaseBio Pharmaceuticals, Inc.†#	24,000	92,640
Prestige Consumer Healthcare, Inc.†	12,492	455,084
Reata Pharmaceuticals, Inc., Class A†	2,137	224,278
Rockwell Medical, Inc.†#	45,000	58,950
scPharmaceuticals, Inc.†	11,500	98,440
Scynexis, Inc.†#	10,000	56,500
TherapeuticsMD, Inc.†#	100,029	146,042
Tonix Pharmaceuticals Holding Corp.†	50,000	44,260
Trevena, Inc.†#	55,000	97,350
Tricida, Inc.†	6,047	63,917
Xeris Pharmaceuticals, Inc.†#	30,000	141,150
Zynerba Pharmaceuticals, Inc.†#	21,500	81,270

		4,085,805

Medical-Generic Drugs - 0.0%

Unum Therapeutics, Inc.†	30,000	85,800

Medical-HMO - 1.4%

Molina Healthcare, Inc.†	21,974	4,064,531

Medical-Nursing Homes - 0.0%

Genesis Healthcare, Inc.†#	100,000	66,380

Medical-Outpatient/Home Medical - 0.9%

Amedisys, Inc.†	3,822	924,542
Chemed Corp.	2,217	1,146,433
Pennant Group, Inc.†	6,228	230,685
Providence Service Corp.†	3,900	361,101

		2,662,761

Medical-Wholesale Drug Distribution - 0.8%

Covetrus, Inc.†	34,987	801,552
Great Elm Capital Group, Inc.†	40,000	100,400
Premier, Inc., Class A	38,588	1,263,757

		2,165,709

Metal Processors & Fabrication - 1.1%

Ampco-Pittsburgh Corp.†	19,500	67,470
AZZ, Inc.	10,600	368,138
Gulf Island Fabrication, Inc.†	9,100	25,480
Helios Technologies, Inc.	8,277	340,268
LB Foster Co., Class A†	6,600	98,670
Mayville Engineering Co., Inc.†	10,000	85,500
RBC Bearings, Inc.†	15,633	2,064,181
Strattec Security Corp.	1,500	31,380

		3,081,087

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	8,800	96,800

Metal Products-Fasteners - 0.0%

Eastern Co.	4,187	91,695

Metal-Aluminum - 0.2%

Alcoa Corp.†	18,900	276,318
Constellium SE†	28,600	229,086

		505,404

Metal-Copper - 0.1%

ERO Copper Corp.†	24,400	372,075

Mining Services - 0.0%

Contura Energy, Inc.†	17,000	70,380

Miscellaneous Manufacturing - 1.6%

AptarGroup, Inc.	31,926	3,779,719
FreightCar America, Inc.†	35,000	52,150
John Bean Technologies Corp.	8,217	842,325

		4,674,194

Multimedia - 0.5%

E.W. Scripps Co., Class A	25,223	280,480
Entravision Communications Corp., Class A	41,000	62,320
FactSet Research Systems, Inc.	3,324	1,164,729

		1,507,529

Non-Ferrous Metals - 0.0%

Solitario Zinc Corp.†	40,000	13,976
Uranium Energy Corp.†#	100,500	115,575

		129,551

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc., Class A†	11,036	619,671

Office Automation & Equipment - 0.0%

AstroNova, Inc.	7,000	47,950

Oil Companies-Exploration & Production - 0.8%

Amplify Energy Corp.#	25,500	31,110
Barnwell Industries, Inc.†	15,000	12,945
Contango Oil & Gas Co.†#	40,000	64,800
Devon Energy Corp.	16,500	179,355
Diamondback Energy, Inc.	12,200	475,312
Earthstone Energy, Inc., Class A†#	33,400	97,862
Enservco Corp.†#	135,000	18,725
Evolution Petroleum Corp.	23,100	63,063
Goodrich Petroleum Corp.†	9,000	74,250
Gran Tierra Energy, Inc.†#	215,000	62,737
HighPoint Resources Corp.†#	165,000	51,892
Laredo Petroleum, Inc.†	5,000	81,750
Lonestar Resources US, Inc., Class A†	30,000	8,910
Magnolia Oil & Gas Corp., Class A†	46,420	298,945
Mammoth Energy Services, Inc.†	30,000	40,800
Montage Resources Corp., Class A†	2,600	13,416
Panhandle Oil and Gas, Inc., Class A	10,000	18,900
Parsley Energy, Inc., Class A	10,308	110,811
PEDEVCO Corp.†#	70,000	92,400
Penn Virginia Corp.†	19,800	226,116
Ring Energy, Inc.†#	125,000	85,650
SandRidge Energy, Inc.†	55,000	86,900
Seven Generations Energy, Ltd., Class A†	26,700	84,336
SilverBow Resources, Inc.†	10,000	49,400
VAALCO Energy, Inc.†	30,000	31,800
Venture Global LNG, Inc., Series B†(1)(2)	4	15,392
Venture Global LNG, Inc., Series C†(1)(2)	59	227,032

		2,604,609

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†	4,200	139,146
Flotek Industries, Inc.†	50,000	114,500
Forum Energy Technologies, Inc.†	100,000	54,710
Natural Gas Services Group, Inc.†	10,400	85,072
Smart Sand, Inc.†#	15,000	20,700
Superior Drilling Products, Inc.†	56,000	21,896
Thermon Group Holdings, Inc.†	5,000	65,800

		501,824

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	3,314	70,489
Trecora Resources†	2,100	12,621

		83,110

Oil-Field Services - 0.5%

Halliburton Co.	34,027	550,557
Independence Contract Drilling, Inc.†	7,000	19,460
KLX Energy Services Holdings, Inc.†#	4,253	33,429
Liberty Oilfield Services, Inc., Class A	37,444	241,514
NCS Multistage Holdings, Inc.†	94,500	58,703
Newpark Resources, Inc.†	40,000	78,000
NexTier Oilfield Solutions, Inc.†	58,200	146,664
Nine Energy Service, Inc.†#	30,000	41,100
Nuverra Environmental Solutions, Inc.†#	6,300	12,474
Ranger Energy Services, Inc.†	5,000	13,450
Superior Energy Services, Inc.†	50,000	50,500
TETRA Technologies, Inc.†	125,000	85,000

		1,330,851

Paper & Related Products - 0.1%

Domtar Corp.	6,900	196,788

Pastoral & Agricultural - 0.2%

Sanderson Farms, Inc.	3,600	421,056

Patient Monitoring Equipment - 0.0%

CareDx, Inc.†	2,708	92,478

Pharmacy Services - 0.0%

JAND, Inc. (dba Warby Parker), Class A(1)(2)	4,462	109,456

Physical Therapy/Rehabilitation Centers - 1.0%

Encompass Health Corp.	37,977	2,477,619
U.S. Physical Therapy, Inc.	4,421	393,027

		2,870,646

Physicians Practice Management - 0.0%

Accolade, Inc.†	1,196	40,198

Pollution Control - 0.0%

Fuel Tech, Inc.†	30,000	23,808

Power Converter/Supply Equipment - 0.6%

Generac Holdings, Inc.†	9,305	1,767,764
LGL Group, Inc.†	5,000	41,200

		1,808,964

Precious Metals - 0.0%

Paramount Gold Nevada Corp.†	26,000	31,720

Printing-Commercial - 0.1%

ARC Document Solutions, Inc.	103,000	109,180
Quad/Graphics, Inc.	30,000	104,700
RR Donnelley & Sons Co.	80,000	105,600

		319,480

Protection/Safety - 0.1%

ADT, Inc.#	23,624	251,596

Publishing-Newspapers - 0.0%

A.H. Belo Corp., Class A	15,000	23,100
Lee Enterprises, Inc.†	84,700	74,756

		97,856

Radio - 0.1%

Beasley Broadcast Group, Inc., Class A	20,000	30,400
Cumulus Media, Inc., Class A†	14,500	72,065
Salem Media Group, Inc.#	45,000	43,650
Townsquare Media, Inc., Class A	11,000	51,150

		197,265

Real Estate Investment Trusts - 4.5%

American Campus Communities, Inc.	37,192	1,260,809
Community Healthcare Trust, Inc.	2,800	130,760
CubeSmart	78,258	2,474,518
Douglas Emmett, Inc.	2,700	75,384
EastGroup Properties, Inc.	26,856	3,576,145
First Industrial Realty Trust, Inc.	6,900	294,285
JBG SMITH Properties	19,532	540,450
National Retail Properties, Inc.	46,192	1,637,044
Outfront Media, Inc.	58,703	993,842
PS Business Parks, Inc.	5,756	726,407
Regency Centers Corp.	3,435	136,404
Rexford Industrial Realty, Inc.	13,200	633,336
Ryman Hospitality Properties, Inc.	11,393	434,757

		12,914,141

Real Estate Management/Services - 0.9%

Cushman & Wakefield PLC†#	111,801	1,298,009
FirstService Corp.	9,936	1,243,292

		2,541,301

Real Estate Operations & Development - 0.1%

CTO Realty Growth, Inc.	3,100	130,727
Trinity Place Holdings, Inc.†	10,000	14,300

		145,027

Recreational Centers - 0.4%

OneSpaWorld Holdings, Ltd.	9,840	68,191
Planet Fitness, Inc., Class A†	15,163	921,759
Town Sports International Holdings, Inc.†	75,000	44,257

		1,034,207

Recreational Vehicles - 0.7%

Brunswick Corp.	33,471	2,071,520

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	13,215	738,586

Retail-Apparel/Shoe - 0.5%

Allbirds, Inc.†(1)(2)	5,670	73,062
Burlington Stores, Inc.†	5,550	1,092,962
Chico’s FAS, Inc.	25,000	32,000
Destination XL Group, Inc.†	40,000	13,300
Express, Inc.†#	50,000	55,500
Francesca’s Holdings Corp.†#	14,100	83,190
J. Jill, Inc.†#	35,500	13,650
Tilly’s, Inc., Class A	10,968	69,537
Vera Bradley, Inc.†	21,500	113,305

		1,546,506

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†#	33,800	380,250

Retail-Automobile - 0.1%

Rush Enterprises, Inc., Class A	7,700	372,064
Vroom, Inc.†	1,406	96,494
Vroom, Inc., Series F†(2)	15,564	1,014,749

		1,483,307

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	54,000	123,120

Retail-Building Products - 0.1%

Aspen Aerogels, Inc.†	14,200	120,700
BlueLinx Holdings, Inc.†	10,500	214,515

		335,215

Retail-Convenience Store - 0.5%

Casey’s General Stores, Inc.	7,396	1,315,379

Retail-Discount - 1.4%

BJ’s Wholesale Club Holdings, Inc.†	62,493	2,775,314
Ollie’s Bargain Outlet Holdings, Inc.†	11,850	1,132,149

		3,907,463

Retail-Home Furnishings - 0.2%

Bassett Furniture Industries, Inc.	6,500	81,900
Kirkland’s, Inc.†#	13,200	114,444
Lovesac Co.†#	3,800	100,586
RH†#	1,041	344,103

		641,033

Retail-Jewelry - 0.0%

Envela Corp.†#	15,000	58,200

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†#	35,000	148,750
Five Below, Inc.†	1,700	186,065
Gaia, Inc.†	9,400	109,980
Party City Holdco, Inc.†	75,000	205,500

		650,295

Retail-Petroleum Products - 0.0%

TravelCenters of America, Inc.†	5,800	123,888

Retail-Restaurants - 1.9%

Ark Restaurants Corp.	8,000	77,680
BBQ Holdings, Inc.†	8,250	35,640
BJ’s Restaurants, Inc.	12,721	400,966
Chuy’s Holdings, Inc.†	16,447	365,781

Denny’s Corp.†	18,000	206,280
Dunkin’ Brands Group, Inc.	19,375	1,474,050
Fiesta Restaurant Group, Inc.†	21,719	217,624
Flanigan’s Enterprises, Inc.†	2,000	34,190
J Alexander’s Holdings, Inc.†	13,000	53,170
Kura Sushi USA, Inc., Class A†#	4,500	54,990
Luby’s, Inc.†	60,000	69,000
Papa John’s International, Inc.	11,800	1,159,822
Potbelly Corp.†	20,000	85,600
Red Robin Gourmet Burgers, Inc.†	19,520	216,672
Wendy’s Co.	55,835	1,169,185

		5,620,650

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.#	25,000	147,750

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	10,500	27,090

Retail-Vision Service Center - 0.3%

National Vision Holdings, Inc.†	21,173	795,470

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†	23,500	16,452

Satellite Telecom - 0.0%

KVH Industries, Inc.†	11,000	98,890

Savings & Loans/Thrifts - 0.6%

BankFinancial Corp.	9,300	67,518
Capitol Federal Financial, Inc.	19,367	180,888
Eagle Bancorp Montana, Inc.	5,000	88,150
ESSA Bancorp, Inc.	9,000	115,200
First Financial Northwest, Inc.	10,000	95,800
Investors Bancorp, Inc.	26,400	204,600
Lake Shore Bancorp, Inc.	10,000	116,200
Malvern Bancorp, Inc.†	5,763	71,173
Meridian Bancorp, Inc.	21,160	246,302
Pacific Premier Bancorp, Inc.	15,600	352,404
Provident Financial Holdings, Inc.	6,414	76,391
Provident Financial Services, Inc.	8,142	107,312
Prudential Bancorp, Inc.	5,000	49,450

		1,771,388

Schools - 0.7%

Bright Horizons Family Solutions, Inc.†	13,623	1,811,995
Lincoln Educational Services Corp.†	20,000	157,400
Strategic Education, Inc.	877	89,954

		2,059,349

Security Services - 0.2%

Brink’s Co.	10,702	517,549

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†	23,127	40,935
Geospace Technologies Corp.†	8,900	58,295

		99,230

Semiconductor Components-Integrated Circuits - 0.5%

Power Integrations, Inc.	26,752	1,497,309

Semiconductor Equipment - 1.3%

Cabot Microelectronics Corp.	15,250	2,322,423
Entegris, Inc.	17,900	1,197,331
MKS Instruments, Inc.	1,300	155,389
Richardson Electronics, Ltd.	15,000	68,100

		3,743,243

Silver Mining - 0.0%

Golden Minerals Co.†	85,000	39,593

Specified Purpose Acquisitions - 0.1%

Conyers Park II Acquisition Corp.†	14,312	158,863

Steel Pipe & Tube - 0.0%

Synalloy Corp.†	14,500	91,495

Steel-Producers - 0.0%

Friedman Industries, Inc.	10,000	60,600
Shiloh Industries, Inc.†	53,100	20,714

		81,314

Steel-Specialty - 0.0%

Universal Stainless & Alloy Products, Inc.†	7,500	50,400

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†#	8,600	108,016

Telecom Services - 0.0%

Consolidated Communications Holdings, Inc.†	1	8
RigNet, Inc.†	12,600	62,874

		62,882

Telecommunication Equipment - 0.1%

Communications Systems, Inc.	30,000	140,100
PC-Tel, Inc.	6,000	38,040
Wireless Telecom Group, Inc.†	53,200	69,692

		247,832

Telephone-Integrated - 0.0%

Alaska Communications Systems Group, Inc.	37,000	82,880

Textile-Products - 0.1%

Culp, Inc.	11,500	138,000
Dixie Group, Inc.†	10,000	9,600

		147,600

Theaters - 0.1%

Cinemark Holdings, Inc.	16,300	238,795

Therapeutics - 0.2%

Agios Pharmaceuticals, Inc.†	5,533	226,909
CorMedix, Inc.†	11,800	55,106
G1 Therapeutics, Inc.†	2,875	44,131
Proteostasis Therapeutics, Inc.†#	60,500	81,675
Trevi Therapeutics, Inc.†#	15,000	60,450

		468,271

Tobacco - 0.0%

Greenlane Holdings, Inc., Class A†	10,000	30,700

Tools-Hand Held - 0.9%

MSA Safety, Inc.	21,449	2,701,502

Toys - 0.0%

JAKKS Pacific, Inc.†#	3,000	11,880

Transactional Software - 0.1%

InnerWorkings, Inc.†	85,000	241,400
Synchronoss Technologies, Inc.†	30,000	131,700

		373,100

Transport-Marine - 0.0%

Overseas Shipholding Group, Inc., Class A†	35,000	73,850

Transport-Services - 0.3%

Bristow Group, Inc.†	6,333	119,757
Matson, Inc.	16,900	677,183
Steel Connect, Inc.†	71,500	47,555

		844,495

Transport-Truck - 1.7%

Knight-Swift Transportation Holdings, Inc.#	52,474	2,385,468
Landstar System, Inc.	14,927	1,986,634
P.A.M. Transportation Services, Inc.†	1,357	49,531
Patriot Transportation Holding, Inc.	5,000	42,900
Saia, Inc.†	2,800	375,760
USA Truck, Inc.†	4,000	44,600
XPO Logistics, Inc.†	1	88
YRC Worldwide, Inc.†	30,000	125,100

		5,010,081

Venture Capital - 0.0%

Safeguard Scientifics, Inc.	14,100	87,984

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc. CVR.†(1)	3,000	0

Vitamins & Nutrition Products - 0.0%

Calyxt, Inc.†#	20,000	108,700

Water - 0.4%

California Water Service Group	6,800	308,312
Middlesex Water Co.	4,982	319,496
PICO Holdings, Inc.†	10,000	88,900
SJW Group	7,170	448,340

		1,165,048

Web Hosting/Design - 0.8%

Q2 Holdings, Inc.†#	23,925	2,327,663

Web Portals/ISP - 0.0%

Synacor, Inc.†	44,000	51,040

Wire & Cable Products - 0.0%

Belden, Inc.	1,600	53,888

Wireless Equipment - 0.1%

Frequency Electronics, Inc.†	10,000	100,200
Powerfleet, Inc.†#	25,000	140,500
Sonim Technologies, Inc.†	18,900	16,594
TESSCO Technologies, Inc.	20,000	123,400

		380,694

Total Common Stocks
(cost $231,277,417)		280,558,424

CONVERTIBLE PREFERRED SECURITIES - 1.5%
Applications Software - 0.2%

Convoy, Inc., Series C†(1)(2)	12,094	121,177
Convoy, Inc., Series D†(1)(2)	7,659	76,740
Haul Hub, Inc., Series B.†(1)(2)	2,168	31,609
ServiceTitan, Inc., Series A-1†(1)(2)	4	135
ServiceTitan, Inc., Series D†(1)(2)	1,942	65,634
Toast, Inc., Series B†(1)(2)	98	3,920
Toast, Inc., Series D†(1)(2)	7,194	287,760
Toast, Inc., Series F†(1)(2)	594	23,760

		610,735

Auto-Cars/Light Trucks - 0.2%

Rivian Automotive, Inc., Series D†(1)(2	12,194	188,885
Rivian Automotive, Inc., Series E†(1)(2)	12,772	197,838

		386,723

Computer Software - 0.0%

Checkr, Inc., Series C†(1)(2)	2,998	67,102
Checkr, Inc., Series D†(1)(2)	4,084	91,410

		158,512

E-Commerce/Products - 0.0%

1stdibs.com, Inc., Series D†(1)(2)	11,111	51,888

E-Commerce/Services - 0.1%

Farmer’s Business Network, Inc., Series D†(1)(2)	8,287	273,940

Enterprise Software/Service - 0.0%

Plex Systems Holdings, Inc., Series B†(1)(2)	50,422	108,579

Food-Retail - 0.1%

Roofoods, Ltd. (Deliveroo), Series F†(1)(2))	618	240,186
Roofoods, Ltd. (Deliveroo), Series G†(1)(2)	16	6,686

		246,872

Footwear & Related Apparel - 0.0%

Allbirds, Inc., Series A†(1)(2)	1,850	23,839
Allbirds, Inc., Series B†(1)(2)	325	4,188
Allbirds, Inc., Series C†(1)(2)	3,110	40,075
Allbirds, Inc., Series SEED†(1)(2)	995	12,821

		80,923

Internet Content-Information/News - 0.0%

A Place for Rover, Inc., Series G†(1)(2)	7,335	42,250

Medical-Biomedical/Gene - 0.1%

Caris Life Sciences, Inc. Series C†(1)(2)	17,921	49,462

Metal Processors & Fabrication - 0.0%

Xometry, Inc., Series A-2†(1)(2)	962	9,271
Xometry, Inc., Series B†(1)(2)	330	3,180
Xometry, Inc., Series C†(1)(2)	343	3,305
Xometry, Inc., Series D†(1)(2)	267	2,573
Xometry, Inc., Series E†(1)(2)	1,927	26,250

		44,579

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker) Series E†(1)(2)	5,505	135,041
JAND, Inc. (dba Warby Parker) Series F†(1)(2)	5,440	133,446

		268,487

Retail-Restaurants - 0.1%

Cava Group, Inc., Series E†(1)(2)	6,606	149,692

Seismic Data Collection - 0.1%

Seismic Software, Inc. Series E†(1)(2)	2,336	116,053

Total Convertible Preferred Securities
(cost $2,102,449)		2,588,695

RIGHTS† - 0.0%
Metal Processors & Fabrication - 0.0%

Ampco Pittsburgh Corp. Expires 09/16/2020 (cost $0)	19,500	37,011

WARRANTS† - 0.0%
Banks-Commercial - 0.0%

Grasshopper Bancorp, Inc.(1)(2) Expires 10/12/2028	1,009	2,785

Banks-Regional - 0.0%

Dogwood State Bank(1)(2) Expires 05/01/2024	456	0

Electronic Security Devices - 0.0%

J2 Acquisition, Ltd. Expires 10/10/2020 (strike price $11.50)	27,696	73,117

Total Warrants
(cost $277)		75,902

Total Long-Term Investment Securities
(cost $233,380,143)		283,260,032

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 2.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(4)	500,029	500,029
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(3)(4)	4,683,022	4,683,022
T. Rowe Price Government Reserve Fund 0.11%(4)	414,737	414,737

Total Short-Term Investment Securities
(cost $5,597,788)		5,597,788

REPURCHASE AGREEMENTS - 1.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $4,231,000 collateralized by $4,319,100 of United States Treasury Notes, bearing interest at 0.13% due 08/15/2023 and having an approximate value of $4,315,625. (cost $4,231,000)	$4,231,000	4,231,000

TOTAL INVESTMENTS
(cost $243,208,931)	101.1%	293,088,820
Liabilities in excess of other assets	(1.1)	(3,065,763)

NET ASSETS	100.0%	$290,023,057

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $270,017 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
A Place for Rover, Inc.	05/25/2018	513	$3,476	$2,955	$5.76	0.00%
Alignment Healthcare Partners, LP	02/28/2020	7,632	92,489	92,489	12.12	0.03
Allbirds, Inc.	10/10/2018	4,690	51,436
	12/21/2018	980	10,748

		5,670	62,184	73,062	12.89	0.03

Checkr, Inc.	06/29/2018	700	8,603
	12/02/2019	1,256	36,085

		1,956	44,688	41,585	21.26	0.01

Dogwood State Bank (Non-voting Shares)	05/06/2019	3,056	30,560	16,044	5.25	0.01
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	7,880	5.25	0.00
Generation Bio	01/09/2020	4,245	41,930	125,943	29.67	0.04
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	38,539	7.40	0.01

JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	109,456	24.53	0.04
nCino, Inc.	09/16/2019	4,283	93,155	378,200	88.30	0.13
ServiceTitan, Inc.	11/09/2018	191	5,022	6,455	33.80	0.00
Professional Holding Corp., Class A	8/28/2020	1,403	15,082	15,421	10.99	0.01
SelectQuote Inc.	05/06/2020	4,444	80,000	77,048	17.34	0.03
Toast, Inc.	09/14/2018	11	190	440	40.00	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	15,392	3,848	0.01
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	227,032	3,848	0.08

Vroom, Inc., Series F	06/30/2017	11,726	100,009		—
	11/21/2019	3,838	52,183		—

		15,564	152,192	1,014,749	64.82	0.35

Convertible Preferred Securities
1stdibs.com, Inc., Series D	02/07/2019	11,111	55,677	51,888	4.67	0.02
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	42,250	5.76	0.02
Allbirds, Inc., Series A	10/10/2018	1,850	20,289	23,839	12.89	0.01
Allbirds, Inc., Series B	10/10/2018	325	3,565	4,188	12.89	0.00
Allbirds, Inc., Series C	10/09/2018	3,110	34,108	40,075	12.89	0.01
Allbirds, Inc., Series SEED	10/10/2018	995	10,912	12,821	12.89	0.00
Cava Group, Inc., Series E	06/23/2020	6,606	149,692	149,692	22.66	0.05
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	49,462	2.76	0.02
Checkr, Inc., Series C	04/10/2018	2,998	40,926	67,102	22.38	0.02
Checkr, Inc., Series D	09/06/2019	4,084	123,527	91,410	22.38	0.03
Convoy, Inc., Series C	09/14/2018	12,094	85,875	121,177	10.02	0.04
Convoy, Inc., Series D	10/30/2019	7,659	103,703	76,740	10.02	0.03
Farmer’s Business Network, Inc., Series D	11/03/2017	8,287	153,012	273,940	17.25	0.05
Haul Hub, Inc., Series B	02/14/2020	2,168	31,609	31,609	14.58	0.01
JAND, Inc. (dba Warby Parker), Series E	03/09/2018	5,505	86,522	135,041	24.53	0.05
JAND, Inc. (dba Warby Parker), Series F	04/03/2020	5,440	106,042	133,446	24.53	0.05
Plex Systems Holdings, Inc., Series B	06/09/2014	50,422	115,683	108,579	2.15	0.04
Rivian Automative, Inc. Series D	12/23/2019	12,194	131,012	188,885	15.49	0.07
Rivian Automative, Inc. Series E	07/13/2020	12,772	197,838	197,838	15.49	0.07
Roofoods, Ltd., (Deliveroo), Series F	09/12/2017	618	218,506	240,186	388.65	0.08
Roofoods, Ltd., (Deliveroo), Series G	05/16/2019	16	6,686	6,686	417.88	0.00
Seismic Software, Inc., Series E	12/13/2018	2,336	73,632	116,053	49.68	0.04
ServiceTitan, Inc., Series A-1	11/09/2018	4	105	135	33.80	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	65,634	33.80	0.02
Toast, Inc., Series B	09/14/2018	98	1,696	3,920	40.00	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	287,760	40.00	0.10
Toast, Inc., Series F	02/14/2020	594	26,997	23,760	40.00	0.01
Xometry, Inc., Series A-2	7/20/2020	962	9,212	9,271	9.64	0.03
Xometry, Inc., Series B	7/20/2020	330	3,160	3,180	9.64	0.00
Xometry, Inc., Series C	7/20/2020	343	3,340	3,305	9.64	0.00
Xometry, Inc., Series D	7/20/2020	267	2,617	2,573	9.64	0.00
Xometry, Inc., Series E	7/20/2020	1,927	26,250	26,250	13.62	0.01

Warrants
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	0	2,785	2.76	0.00
Dogwood State Bank Expires 05/01/2024	05/06/2019	456	0	0	0.00	0.00

				$4,834,170		1.66%

(3)

At August 31, 2020, the Fund had loaned securities with a total value of $16,638,916. This was secured by collateral of $4,683,022 which was received in cash and subsequently invested in short-term investments currently valued at $4,683,022 as reported in the Portfolio of Investments. Additional collateral of $13,307,197 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$839,146
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	1,556,982
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	71,450
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	225,099
United States Treasury Notes/Bonds	0.00% to 8.13%	09/15/2020 to 11/15/2049	10,614,520

(4)	The rate shown is the 7-day yield as of August 31, 2020.
ADR	- American Depositary Receipt
CVR	- Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$5,148,917	$—		$6,895	$5,155,812
Banks - Commercial	22,294,044	—		38,539	22,332,583
Banks - Regional	—	—		23,924	23,924
Cellular Telecom	—	—		6,510	6,510
Computer Software	4,010,715	378,200		41,585	4,430,500
Diversified Operations	40,379	15,421		—	55,800
E-Commerce\Services	421,793	—		2,955	424,748
Health Care Providers & Services	—	—		92,489	92,489
Insurance Brokers	792,525	77,048		—	869,573
Investment Companies	154,758	246,909		—	401,667
Medical-Biomedical/Gene	9,722,122	125,943		—	9,848,065
Oil Companies-Exploration & Production	2,362,185	—		242,424	2,604,609
Pharmacy Services	—	—		109,456	109,456
Retail - Automobile	468,558	1,014,749		-—	1,483,307
Retail - Apparel/Shoe	1,473,444	—		73,062	1,546,506
Veterinary Diagnostics	—	—		0	—
Other Industries	230,553,096	619,779	**	—	231,172,875
Convertible Preferred Securities	—	—		2,588,695	2,588,695
Rights	—	37,011		—	37,011
Warrants:
Electronic Security Devices	—	73,117		—	73,117
Other Warrants	—	—		2,785	2,785
Short-Term Investment Securities	5,597,788	—		—	5,597,788
Repurchase Agreements	—	4,231,000		—	4,231,000

Total Investments at Value	$283,040,324	$6,819,177		$3,229,319	$293,088,820

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of May 31, 2020	$688,894	$2,022,001	$2,785
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	327,145	1,265,894	—
Change in unrealized depreciation(1)	—	(79)	—
Net purchases	—	441,571	—
Net Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	(378,200)	(1,140,692)	—

Balance as of August 31, 2020	$637,839	$2,588,695	$2,785

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2020 includes:

Common Stocks	Convertible Preferred Securities	Warrants
$42,100	$378,670	$73,117

(2)	Private Common and Preferred Stocks were converted to Restricted Common Stocks following the Companies’ IPO listings. Securities are now valued using Level 2 inputs.

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2020.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at August 31, 2020	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$305,827	Market Approach	Market Transaction Price*	$5.25-$40.00 ($16.70452)#

	$322,548	Market Approach	Transaction Price*	$10.00-$5,200.00 ($3,913.16747)
			Discount for Market Volatility	26.0%

	$2,955	Market Approach	Gross Profit Mutilple*	10.1x
			Discount for Lack of Marketability	10.0%

	$6,510	Income Approach	Estimated Future Cash Distribution*	$0.00-$2.17 ($2.17)#

Convertible Preferred Securities	$1,673,310	Market Approach	Market Transaction Price*	$2.76-$417.90113 ($26.79301)#

	$356,429	Market Approach	Transaction Price*	$13.54-$30.24646 (20.96974)#
			Discount for Market Volatility	26.0%

	$240,186	Market Approach	Market Transaction Price*	$417.9011
			Discount for Potential Liquidation Preferences	7.0%

	$42,250	Market Approach	Gross Profit Mutilple*	10.1x
			Discount for Lack of Marketability	10.0%

	$51,888	Market Approach	Transaction Price*	$5.0100
			Revenus Multiple*	4.8z
			Gross Profit Mutilple*	9.1x
			Discount for Lack of Marketability	10.0%

	$108,579	Market Approach	Revenus Multiple*	5.2x
			Gross Profit Mutilple*	7.75x
			Discount for Lack of Marketability	10.0%
			Discount for Market Volatility	26.0%

	$116,052	Market Approach	Transaction Price*	$31.5200
			Revenus Multiple*	14.2x
			Discount for Lack of Marketability	10.0%

Warrants	$2,785	Market Approach	Strike Price*	$10.0000
			Risk-Free Rate*	4.00%
			Volatility Rate *	22.51%
			Discount for Lack of Marketability	10.0%
			Discount for Market Volatility	26.0%

	$0	Income Approach	Estimated Future Cash Distribution*	$0.0000
(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 90.8%
Advanced Materials - 0.1%

Haynes International, Inc.	6,104	$114,389
Lydall, Inc.†	8,362	157,039
Materion Corp.	9,926	541,860

		813,288

Advertising Sales - 0.0%

Boston Omaha Corp., Class A†	5,522	90,064

Advertising Services - 0.0%

Fluent, Inc.†	20,447	63,386
National CineMedia, Inc.	30,438	109,881

		173,267

Aerospace/Defense - 0.2%

AeroVironment, Inc.†	10,588	808,817
Kratos Defense & Security Solutions, Inc.†	51,745	1,011,615
National Presto Industries, Inc.	2,493	224,195
Park Aerospace Corp.	9,164	101,629

		2,146,256

Aerospace/Defense-Equipment - 0.5%

AAR Corp.	16,384	330,629
Aerojet Rocketdyne Holdings, Inc.†	35,881	1,484,397
Astronics Corp.†	11,279	101,962
Barnes Group, Inc.	22,973	909,731
Ducommun, Inc.†	5,264	196,716
Kaman Corp.	13,497	624,236
Moog, Inc., Class A	14,543	876,798
Triumph Group, Inc.	25,184	182,080

		4,706,549

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	4,652	43,450
Marrone Bio Innovations, Inc.†	32,912	41,798

		85,248

Agricultural Operations - 0.1%

Alico, Inc.	2,551	82,448
Andersons, Inc.	15,241	270,223
Cadiz, Inc.†#	9,750	101,985
Fresh Del Monte Produce, Inc.	15,207	352,651
Limoneira Co.	7,958	115,152
Phibro Animal Health Corp., Class A	9,974	214,042
Tejon Ranch Co.†	10,236	146,477

		1,282,978

Airlines - 0.3%

Allegiant Travel Co.	6,394	822,268
Hawaiian Holdings, Inc.	22,238	298,879
Mesa Air Group, Inc.†	14,407	52,730
SkyWest, Inc.	24,108	811,234
Spirit Airlines, Inc.†	42,284	756,038

		2,741,149

Apparel Manufacturers - 0.4%

Deckers Outdoor Corp.†	13,685	2,789,961
Kontoor Brands, Inc.#	25,193	556,765
Lakeland Industries, Inc.†	3,742	76,449
Oxford Industries, Inc.	8,018	397,131
Superior Group of Cos., Inc.	5,254	121,578

		3,941,884

Appliances - 0.1%

Hamilton Beach Brands Holding Co., Class A	3,340	72,979
iRobot Corp.†#	13,490	998,665

		1,071,644

Applications Software - 0.4%

Agilysys, Inc.†	8,882	225,336
Appfolio, Inc., Class A†	7,814	1,312,986
Brightcove, Inc.†	19,081	212,181
Cerence, Inc.†	17,973	956,164
Digi International, Inc.†	14,024	191,007
Ebix, Inc.#	12,894	297,465
GTY Technology Holdings, Inc.†#	21,673	70,762
Immersion Corp.†	8,676	82,509
Majesco†	3,657	58,475
Model N, Inc.†	16,669	655,425
Park City Group, Inc.†	6,032	29,919
PDF Solutions, Inc.†	14,134	292,574
Sprout Social, Inc., Class A†	3,887	150,621

		4,535,424

Athletic Equipment - 0.5%

Clarus Corp.	11,418	143,752
Fox Factory Holding Corp.†	18,842	1,899,462
Nautilus, Inc.†	14,486	171,659
Vista Outdoor, Inc.†	28,522	553,612
YETI Holdings, Inc.†	36,263	1,863,193

		4,631,678

Audio/Video Products - 0.1%

Daktronics, Inc.	18,057	79,812
Sonos, Inc.†	38,825	546,268
Universal Electronics, Inc.†	6,592	270,799
VOXX International Corp.†	9,695	60,885

		957,764

Auto Repair Centers - 0.1%

Monro, Inc.	16,127	743,293

Auto-Heavy Duty Trucks - 0.2%

Blue Bird Corp.†	7,524	85,623
Navistar International Corp.†	24,406	780,504
REV Group, Inc.	13,429	104,075
Workhorse Group, Inc.†#	30,964	560,758

		1,530,960

Auto-Truck Trailers - 0.0%

Wabash National Corp.	25,860	315,751

Auto/Truck Parts & Equipment-Original - 0.7%

Adient PLC†	43,005	745,707
American Axle & Manufacturing Holdings, Inc.†	54,959	427,581
Cooper-Standard Holdings, Inc.†	8,185	148,312
Dana, Inc.	70,749	986,948
Dorman Products, Inc.†	13,022	1,102,833
Gentherm, Inc.†	16,014	724,313
Meritor, Inc.†	33,918	771,974
Methode Electronics, Inc.	17,737	502,134
Miller Industries, Inc.	5,426	170,214
Modine Manufacturing Co.†	24,218	163,956
Shyft Group, Inc.	16,671	332,920
Telenav, Inc.†	16,180	74,266
Tenneco, Inc., Class A†#	24,951	202,852
Visteon Corp.†	13,553	1,022,303

		7,376,313

Auto/Truck Parts & Equipment-Replacement - 0.1%

Douglas Dynamics, Inc.	11,023	423,173
Motorcar Parts of America, Inc.†	9,182	159,859
Standard Motor Products, Inc.	10,311	468,532
XPEL, Inc.†	8,156	203,084

		1,254,648

B2B/E-Commerce - 0.1%

ePlus, Inc.†	6,497	498,450

Banks-Commercial - 6.6%

1st Constitution Bancorp	4,422	53,816
1st Source Corp.	8,020	276,289
ACNB Corp.	4,136	86,939
Alerus Financial Corp.	7,309	150,492
Allegiance Bancshares, Inc.	9,250	235,135
Altabancorp	7,768	160,176
Amalgamated Bank, Class A	6,455	75,975
American National Bankshares, Inc.	5,208	117,388
Ameris Bancorp	32,430	795,184
Ames National Corp.	4,295	85,685
Arrow Financial Corp.	6,291	180,237
Atlantic Capital Bancshares, Inc.†	10,212	117,795
Atlantic Union Bankshares Corp.	38,108	886,392
Auburn National Bancorporation, Inc.#	1,144	46,652
BancFirst Corp.	9,175	403,700
Bancorp, Inc.†	25,205	239,448
BancorpSouth Bank	48,424	1,044,990
Bank First Corp.#	3,070	191,568
Bank of Commerce Holdings	7,777	57,161
Bank of Marin Bancorp	6,468	205,876
Bank of N.T. Butterfield & Son, Ltd.	25,425	640,710
Bank of Princeton	2,783	54,213
Bank7 Corp.	1,388	14,213
BankUnited, Inc.	44,882	1,049,341
Bankwell Financial Group, Inc.	3,241	50,560
Banner Corp.	16,993	613,787
Bar Harbor Bankshares	7,520	152,355
BayCom Corp.†	5,705	66,092
BCB Bancorp, Inc.	7,113	57,935
Bogota Financial Corp.†	2,828	19,994
Bridge Bancorp, Inc.	8,158	163,242
Bridgewater Bancshares, Inc.†	10,771	104,694
Bryn Mawr Bank Corp.	9,633	261,440
Business First Bancshares, Inc.	5,944	86,010
Byline Bancorp, Inc.	11,867	149,999
C&F Financial Corp.	1,698	54,285
Cadence BanCorp	61,323	582,569
California Bancorp, Inc.†	3,701	48,150
Cambridge Bancorp	3,113	170,717
Camden National Corp.	7,217	235,671
Capital Bancorp, Inc.†	3,885	40,443
Capital City Bank Group, Inc.	6,556	132,890
Capstar Financial Holdings, Inc.	7,811	79,594
Carter Bank & Trust	11,082	78,571
Cathay General Bancorp	37,132	916,789
CB Financial Services, Inc.	2,414	44,900
CBTX, Inc.	8,637	136,033
Central Pacific Financial Corp.	13,419	207,860
Central Valley Community Bancorp	5,169	62,183
Century Bancorp, Inc., Class A	1,366	96,235
Chemung Financial Corp.	1,759	50,501
ChoiceOne Financial Services, Inc.	3,336	95,109
CIT Group, Inc.	48,240	948,881
Citizens & Northern Corp.	6,527	111,873
Citizens Holding Co.	2,289	49,053
City Holding Co.	7,708	493,158
Civista Bancshares, Inc.	7,724	103,115
CNB Financial Corp.	7,237	115,430
Coastal Financial Corp.†	4,444	61,105
Codorus Valley Bancorp, Inc.	4,576	59,030
Colony Bankcorp, Inc.	3,775	41,525
Columbia Banking System, Inc.	35,107	979,836
Community Bank System, Inc.	25,112	1,510,989
Community Financial Corp.	2,545	56,601
Community Trust Bancorp, Inc.	7,589	244,897
ConnectOne Bancorp, Inc.	18,124	274,035
County Bancorp, Inc.	2,448	47,246
CrossFirst Bankshares, Inc.†#	23,435	216,305
Customers Bancorp, Inc.†	14,025	179,099
CVB Financial Corp.	63,202	1,150,908
Eagle Bancorp, Inc.	15,647	450,321
Enterprise Bancorp, Inc.	4,392	95,438
Enterprise Financial Services Corp.	11,760	351,742
Equity Bancshares, Inc., Class A†	7,097	112,842
Esquire Financial Holdings, Inc.†	3,294	54,351
Evans Bancorp, Inc.	2,328	53,078
Farmers & Merchants Bancorp, Inc.	4,947	106,608
Farmers National Banc Corp.	12,687	147,930
FB Financial Corp.#	15,210	410,670
Fidelity D&D Bancorp, Inc.#	1,927	87,139
Financial Institutions, Inc.	7,745	133,446
First Bancorp	14,029	286,893
First BanCorp	105,250	603,083
First Bancorp, Inc.	4,946	105,251
First Bancshares, Inc.	10,110	216,758
First Bank	8,035	52,388
First Busey Corp.	24,638	438,926
First Business Financial Services, Inc.	3,982	61,721
First Choice Bancorp	5,067	71,698
First Commonwealth Financial Corp.	47,700	391,140
First Community Bankshares, Inc.	8,472	163,001
First Community Corp.	3,501	44,393
First Financial Bancorp	47,411	650,479
First Financial Bankshares, Inc.	63,118	1,910,897
First Financial Corp.	6,576	226,149
First Foundation, Inc.	19,281	292,878
First Guaranty Bancshares, Inc.#	1,784	22,889
First Internet Bancorp	4,622	67,527
First Interstate BancSystem, Inc., Class A	20,780	681,584
First Merchants Corp.	26,387	674,980
First Mid Bancshares, Inc.	7,133	185,743
First Midwest Bancorp, Inc.	55,745	694,583
First Northwest Bancorp	4,379	48,607
First of Long Island Corp.	11,137	171,120
First United Corp.	3,284	37,602

Flagstar Bancorp, Inc.	17,459	548,562
FNCB Bancorp, Inc.	8,360	48,906
Franklin Financial Services Corp.	2,020	48,157
Fulton Financial Corp.	78,473	767,466
FVCBankcorp, Inc.†	5,773	60,847
German American Bancorp, Inc.	12,042	341,391
Glacier Bancorp, Inc.	46,841	1,643,417
Great Southern Bancorp, Inc.	5,385	207,538
Great Western Bancorp, Inc.	27,047	376,765
Guaranty Bancshares, Inc.	3,414	90,300
Hancock Whitney Corp.	42,171	843,842
Hanmi Financial Corp.	14,942	142,397
HarborOne Bancorp, Inc.	25,882	223,879
Hawthorn Bancshares, Inc.	2,859	52,377
HBT Financial, Inc.	4,785	56,702
Heartland Financial USA, Inc.	16,985	584,794
Heritage Commerce Corp.	28,433	197,041
Heritage Financial Corp.	17,611	351,163
Hilltop Holdings, Inc.	35,237	725,882
Home BancShares, Inc.	74,800	1,212,508
HomeStreet, Inc.	11,207	306,736
Hope Bancorp, Inc.	57,399	485,596
Horizon Bancorp, Inc.	20,908	233,751
Howard Bancorp, Inc.†	6,436	63,137
Independent Bank Corp.	16,077	1,010,439
Independent Bank Corp.	10,327	153,976
International Bancshares Corp.	26,095	824,080
Investar Holding Corp.	4,975	67,660
Kearny Financial Corp.	39,158	303,866
Lakeland Bancorp, Inc.	23,833	253,345
Lakeland Financial Corp.	11,865	542,112
Landmark Bancorp, Inc.	1,836	38,574
LCNB Corp.	5,947	87,183
Level One Bancorp, Inc.	2,504	40,314
Limestone Bancorp, Inc.†	2,468	26,531
Live Oak Bancshares, Inc.	13,715	304,199
Luther Burbank Corp.	9,060	84,167
Macatawa Bank Corp.	12,822	93,857
Mackinac Financial Corp.	4,370	43,787
MainStreet Bancshares, Inc.†	3,461	44,370
Mercantile Bank Corp.	7,728	168,780
Merchants Bancorp	4,267	86,961
Meridian Corp.#	2,626	38,523
Meta Financial Group, Inc.	16,293	314,129
Metrocity Bankshares, Inc.#	8,465	115,463
Metropolitan Bank Holding Corp.†	3,424	106,041
Mid Penn Bancorp, Inc.	3,394	65,301
Middlefield Banc Corp.	2,923	55,537
Midland States Bancorp, Inc.	10,730	156,765
MidWestOne Financial Group, Inc.	7,178	136,310
MVB Financial Corp.	4,822	68,472
National Bankshares, Inc.	3,127	77,643
NBT Bancorp, Inc.	20,793	633,563
Nicolet Bankshares, Inc.†	4,567	274,111
Northeast Bank	3,752	70,012
Northrim BanCorp, Inc.	3,057	82,264
Norwood Financial Corp.	2,844	70,389
Oak Valley Bancorp#	3,341	45,104
OFG Bancorp	24,750	317,790
Ohio Valley Banc Corp.	2,099	47,857
Old National Bancorp	80,184	1,120,972
Old Second Bancorp, Inc.	14,068	114,936
OP Bancorp	5,967	36,399
Origin Bancorp, Inc.	10,748	254,513
Orrstown Financial Services, Inc.	5,318	73,229
Park National Corp.	7,010	630,269
Partners Bancorp	4,828	26,457
PCB Bancorp	6,092	58,179
PCSB Financial Corp.	7,236	91,753
Peapack-Gladstone Financial Corp.	8,943	152,031
Penns Woods Bancorp, Inc.	3,345	69,409
Peoples Bancorp of North Carolina, Inc.	2,185	37,145
Peoples Bancorp, Inc.	9,027	190,831
Peoples Financial Services Corp.	3,415	124,443
Pioneer Bancorp, Inc.†	5,672	45,603
Plumas Bancorp	2,273	44,915
Preferred Bank	6,737	251,964
Premier Financial Bancorp, Inc.	6,381	81,804
Provident Bancorp, Inc.	4,223	32,855
QCR Holdings, Inc.	7,239	216,953
RBB Bancorp	8,120	105,316
Red River Bancshares, Inc.	2,414	105,057
Reliant Bancorp, Inc.	7,506	108,837
Renasant Corp.	26,628	675,552
Republic Bancorp, Inc., Class A	4,754	146,233
Republic First Bancorp, Inc.†	22,225	46,450
Richmond Mutual BanCorp, Inc.	6,011	68,045
S&T Bancorp, Inc.	18,892	381,524
Salisbury Bancorp, Inc.	1,240	44,280
Sandy Spring Bancorp, Inc.	22,524	538,774
SB Financial Group, Inc.	3,472	48,053
Seacoast Banking Corp. of Florida†	25,248	511,020
Select Bancorp, Inc.†	7,755	59,326
ServisFirst Bancshares, Inc.	23,817	872,893
Shore Bancshares, Inc.	6,066	59,144
Sierra Bancorp	6,829	122,034
Silvergate Capital Corp., Class A†	7,537	112,527
Simmons First National Corp., Class A	52,926	903,447
SmartFinancial, Inc.	6,849	94,311
South Plains Financial, Inc.	5,179	73,956
South State Corp.	34,218	1,905,258
Southern First Bancshares, Inc.†	3,547	91,867
Southern National Bancorp of Virginia, Inc.	9,687	82,824
Southside Bancshares, Inc.	15,463	426,083
Spirit of Texas Bancshares, Inc.†	6,622	82,775
Standard AVB Financial Corp.	1,887	34,815
Sterling Bancorp, Inc.	8,001	23,763
Stock Yards Bancorp, Inc.	9,993	429,000
Summit Financial Group, Inc.	5,575	82,231
Texas Capital Bancshares, Inc.†	24,735	801,167
Tompkins Financial Corp.	7,006	463,657
Towne Bank	32,733	580,356
TriCo Bancshares	12,926	357,921
TriState Capital Holdings, Inc.†	13,483	187,414
Triumph Bancorp, Inc.†	10,755	307,163
TrustCo Bank Corp.	46,313	276,026
Trustmark Corp.	30,805	723,301

UMB Financial Corp.	21,328	1,145,740
United Bankshares, Inc.	60,540	1,582,516
United Community Banks, Inc.	38,190	692,003
United Security Bancshares	6,583	40,091
Unity Bancorp, Inc.	3,866	51,341
Univest Financial Corp.	14,072	226,419
Valley National Bancorp	194,830	1,463,173
Veritex Holdings, Inc.	23,541	423,267
Washington Trust Bancorp, Inc.	8,342	278,456
WesBanco, Inc.	31,873	708,218
West BanCorp, Inc.	7,833	137,861
Westamerica BanCorp	12,772	777,304
Western New England Bancorp, Inc.	11,160	57,139

		68,308,141

Banks-Fiduciary - 0.0%

Parke Bancorp, Inc.	5,166	63,542

Banks-Mortgage - 0.1%

Walker & Dunlop, Inc.	13,831	757,662

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	18,106	841,929
National Bank Holdings Corp., Class A	14,390	409,252

		1,251,181

Batteries/Battery Systems - 0.1%

EnerSys	20,791	1,496,536

Beverages-Non-alcoholic - 0.3%

Celsius Holdings, Inc.†#	16,796	326,178
Coca-Cola Consolidated, Inc.	2,300	628,590
National Beverage Corp.†#	5,779	469,948
NewAge, Inc.†#	43,054	93,427
Primo Water Corp.	76,399	1,045,139

		2,563,282

Beverages-Wine/Spirits - 0.0%

MGP Ingredients, Inc.	6,307	224,214

Brewery - 0.0%

Craft Brew Alliance, Inc.†	5,627	87,894

Broadcast Services/Program - 0.0%

Hemisphere Media Group, Inc.†	8,017	71,351
MSG Networks, Inc., Class A†	19,474	189,677

		261,028

Building & Construction Products-Misc. - 0.9%

American Woodmark Corp.†	8,274	723,975
Builders FirstSource, Inc.†	56,548	1,731,500
Caesarstone, Ltd.	10,879	120,050
Forterra, Inc.†	9,286	123,039
Gibraltar Industries, Inc.†	15,941	995,436
Louisiana-Pacific Corp.	55,153	1,816,740
Patrick Industries, Inc.	10,918	613,701
Simpson Manufacturing Co., Inc.	21,307	2,095,330
Summit Materials, Inc., Class A†	57,599	857,649

		9,077,420

Building & Construction-Misc. - 0.7%

Comfort Systems USA, Inc.	17,567	890,120
Concrete Pumping Holdings, Inc.†	13,096	47,538
EMCOR Group, Inc.	26,582	1,993,916
IES Holdings, Inc.†	3,977	114,657
MYR Group, Inc.†	7,965	309,122
NV5 Global, Inc.†	5,191	268,738
TopBuild Corp.†	16,180	2,488,484
WillScot Mobile Mini Holdings Corp.†	78,402	1,403,396

		7,515,971

Building Products-Air & Heating - 0.2%

AAON, Inc.	20,079	1,143,098
SPX Corp.†	21,021	879,308

		2,022,406

Building Products-Cement - 0.0%

US Concrete, Inc.†	7,807	208,369

Building Products-Doors & Windows - 0.3%

Apogee Enterprises, Inc.	12,579	263,279
Cornerstone Building Brands, Inc.†	21,378	170,169
Griffon Corp.	18,014	391,444
JELD-WEN Holding, Inc.†	33,203	698,923
Masonite International Corp.†	11,914	1,087,629
PGT Innovations, Inc.†	28,354	514,058

		3,125,502

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	12,531	85,963
Research Frontiers, Inc.†#	12,973	30,097

		116,060

Building Products-Wood - 0.3%

Boise Cascade Co.	19,116	875,513
UFP Industries, Inc.	29,246	1,735,750

		2,611,263

Building-Heavy Construction - 0.5%

Aegion Corp.†	14,819	239,845
Arcosa, Inc.	23,743	1,099,063
Construction Partners, Inc., Class A†	9,207	172,079
Dycom Industries, Inc.†	15,009	923,204
Granite Construction, Inc.	22,916	426,008
Great Lakes Dredge & Dock Corp.†	31,072	291,145
MasTec, Inc.†	27,721	1,280,987
Primoris Services Corp.	23,461	447,167
Sterling Construction Co., Inc.†	13,519	191,159
Tutor Perini Corp.†	19,942	250,272

		5,320,929

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	32,777	1,250,115
BrightView Holdings, Inc.†	15,258	187,368

		1,437,483

Building-Mobile Home/Manufactured Housing - 0.4%

Cavco Industries, Inc.†	4,236	808,695
LCI Industries	12,050	1,369,242
Skyline Champion Corp.†	26,626	759,906
Winnebago Industries, Inc.	15,229	822,061

		3,759,904

Building-Residential/Commercial - 1.0%

Beazer Homes USA, Inc.†	13,943	170,662
Century Communities, Inc.†	14,291	509,903
Forestar Group, Inc.†	8,146	144,754

Green Brick Partners, Inc.†	11,616	165,412
Installed Building Products, Inc.†	11,176	970,300
KB Home	43,136	1,542,543
LGI Homes, Inc.†	10,896	1,218,827
M/I Homes, Inc.†	13,632	580,178
MDC Holdings, Inc.	24,857	1,078,297
Meritage Homes Corp.†	18,182	1,746,018
Taylor Morrison Home Corp.†	61,724	1,452,366
TRI Pointe Group, Inc.†	63,366	1,069,618

		10,648,878

Cable/Satellite TV - 0.1%

Liberty Latin America, Ltd., Class A†	22,571	221,196
Liberty Latin America, Ltd., Class C†	54,993	524,633
WideOpenWest, Inc.†	25,581	147,091

		892,920

Casino Hotels - 0.1%

Boyd Gaming Corp.	39,748	1,064,451
Century Casinos, Inc.†	13,243	81,445

		1,145,896

Casino Services - 0.4%

Accel Entertainment, Inc.†	20,640	244,790
Caesars Entertainment, Inc.†	66,501	3,045,746
Everi Holdings, Inc.†	39,730	308,305
Scientific Games Corp.†	27,934	577,815

		4,176,656

Cellular Telecom - 0.0%

Cambium Networks Corp.†	2,728	35,600

Chemicals-Diversified - 0.4%

AdvanSix, Inc.†	13,390	170,454
Codexis, Inc.†	26,216	361,781
Innospec, Inc.	11,965	893,666
Koppers Holdings, Inc.†	10,064	242,140
Orion Engineered Carbons SA	29,472	358,085
Quaker Chemical Corp.	6,499	1,234,810
Stepan Co.	10,534	1,214,465

		4,475,401

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.†	30,290	95,716

Chemicals-Other - 0.0%

American Vanguard Corp.	14,108	199,628

Chemicals-Plastics - 0.1%

Avient Corp.	44,684	1,140,336

Chemicals-Specialty - 0.9%

AgroFresh Solutions, Inc.†	14,541	36,062
Amyris, Inc.†#	34,330	112,602
Balchem Corp.	15,731	1,536,919
Ferro Corp.†	40,029	499,162
GCP Applied Technologies, Inc.†	23,894	622,678
H.B. Fuller Co.	25,167	1,212,294
Hawkins, Inc.	4,733	237,691
Ingevity Corp.†	20,306	1,140,588
Kraton Corp.†	15,256	214,194
Minerals Technologies, Inc.	16,660	845,495
Oil-Dri Corp. of America	2,539	88,916
PQ Group Holdings, Inc.†	18,764	218,601
Rogers Corp.†	9,111	1,032,367
Sensient Technologies Corp.	20,744	1,145,484
Tronox Holdings PLC, Class A	43,760	392,089

		9,335,142

Circuit Boards - 0.1%

TTM Technologies, Inc.†	48,863	559,970

Coal - 0.1%

Advanced Emissions Solutions, Inc.	7,749	29,989
CONSOL Energy, Inc.†	12,706	65,690
NACCO Industries, Inc., Class A	1,830	37,515
Peabody Energy Corp.	30,684	80,085
SunCoke Energy, Inc.	40,598	145,341
Warrior Met Coal, Inc.	25,143	388,962

		747,582

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	10,939	136,628

Coffee - 0.0%

Farmer Brothers Co.†	7,855	49,408

Commercial Services - 0.6%

Acacia Research Corp.†	23,263	88,283
Collectors Universe, Inc.	4,451	198,025
Emerald Holding, Inc.	11,949	32,979
HMS Holdings Corp.†	43,079	1,201,473
LiveRamp Holdings, Inc.†	32,060	1,790,230
Medifast, Inc.	5,523	898,703
National Research Corp.	6,597	369,432
PFSweb, Inc.†	6,836	57,764
Progyny, Inc.†	12,883	367,810
ServiceSource International, Inc.†	42,479	63,931
SP Plus Corp.†	11,253	230,799
Team, Inc.†	14,669	93,442
WW International, Inc.†	23,075	541,801

		5,934,672

Commercial Services-Finance - 0.5%

Cardtronics PLC, Class A†	17,596	382,009
Cass Information Systems, Inc.	6,959	272,514
CBIZ, Inc.†	24,929	606,273
EVERTEC, Inc.	29,438	1,030,919
Evo Payments, Inc., Class A†	19,939	572,848
Franchise Group, Inc.	9,373	230,201
Green Dot Corp., Class A†	24,899	1,296,242
GreenSky, Inc., Class A†	30,379	132,149
MoneyGram International, Inc.†	30,321	88,537
Priority Technology Holdings, Inc.†	3,732	7,277
Repay Holdings Corp.†	17,894	452,718

		5,071,687

Communications Software - 0.2%

8x8, Inc.†	49,686	838,700
Avaya Holdings Corp.†	45,330	703,522
SeaChange International, Inc.†	14,737	19,747
Smith Micro Software, Inc.†	16,348	62,776
SWK Holdings Corp.†	1,735	22,104

		1,646,849

Computer Aided Design - 0.1%

Altair Engineering, Inc., Class A†#	20,527	862,545

Computer Data Security - 0.7%

OneSpan, Inc.†	16,320	351,696
Ping Identity Holding Corp.†#	12,226	421,430
Qualys, Inc.†	16,644	1,766,594
Rapid7, Inc.†	24,629	1,590,295
SecureWorks Corp., Class A†	4,364	56,427
Tenable Holdings, Inc.†	33,719	1,269,183
Varonis Systems, Inc.†	15,238	1,882,350

		7,337,975

Computer Services - 0.9%

Conduent, Inc.†	80,672	272,671
ExlService Holdings, Inc.†	16,423	1,045,981
Insight Enterprises, Inc.†	16,942	1,013,216
Mastech Digital, Inc.†	1,907	35,280
MAXIMUS, Inc.	29,898	2,318,590
PAE, Inc.†	28,880	255,155
Parsons Corp.†	11,024	366,658
Perspecta, Inc.	68,081	1,414,043
Rimini Street, Inc.†	10,040	43,975
StarTek, Inc.†	8,161	40,805
Sykes Enterprises, Inc.†	19,114	632,769
TTEC Holdings, Inc.	8,870	502,840
Unisys Corp.†	30,252	352,738
Virtusa Corp.†	14,073	556,447

		8,851,168

Computer Software - 1.3%

Avid Technology, Inc.†	15,272	123,703
Bandwidth, Inc., Class A†	9,379	1,477,005
Box, Inc., Class A†	72,137	1,416,049
Cloudera, Inc.†	100,158	1,323,087
Cornerstone OnDemand, Inc.†	29,645	1,045,579
Envestnet, Inc.†	25,961	2,154,503
J2 Global, Inc.†	22,663	1,586,183
Red Violet, Inc.†	3,169	65,884
Simulations Plus, Inc.	6,156	366,775
Upland Software, Inc.†	11,159	437,656
Veritone, Inc.†	11,225	92,831
Verra Mobility Corp.†	65,383	690,772
Xperi Holding Corp.	52,491	657,712
Yext, Inc.†#	49,438	981,839
Zuora, Inc., Class A†	47,765	649,126

		13,068,704

Computers-Integrated Systems - 0.3%

Cubic Corp.	15,360	723,149
Diebold Nixdorf, Inc.†	34,322	286,245
MTS Systems Corp.	9,439	230,312
NetScout Systems, Inc.†	34,645	801,685
PAR Technology Corp.†	7,860	293,492
Super Micro Computer, Inc.†	21,738	595,404

		2,930,287

Computers-Memory Devices - 0.0%

Quantum Corp.†#	14,305	78,105

Computers-Other - 0.0%

3D Systems Corp.†#	56,608	310,778
ExOne Co.†#	5,494	67,137
PlayAGS, Inc.†	13,008	52,032

		429,947

Computers-Periphery Equipment - 0.0%

iCAD, Inc.†	9,830	106,459
Mitek Systems, Inc.†	19,573	248,381

		354,840

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	15,539	434,937

Consulting Services - 0.3%

CRA International, Inc.	3,684	156,607
Forrester Research, Inc.†	5,349	189,676
Franklin Covey Co.†	6,124	120,888
GP Strategies Corp.†	6,381	61,640
Hackett Group, Inc.	12,229	154,208
Huron Consulting Group, Inc.†	11,073	480,347
ICF International, Inc.	8,897	607,754
Information Services Group, Inc.†	17,185	35,315
Kelly Services, Inc., Class A	16,447	312,328
R1 RCM, Inc.†	52,257	757,726
Vectrus, Inc.†	5,598	243,009

		3,119,498

Consumer Products-Misc. - 0.5%

Central Garden & Pet Co.†	4,721	192,098
Central Garden & Pet Co., Class A†	19,321	717,968
Helen of Troy, Ltd.†	12,370	2,558,363
Quanex Building Products Corp.	16,059	269,952
WD-40 Co.	6,669	1,363,010

		5,101,391

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	12,559	462,799
Greif, Inc., Class B	2,924	119,972
O-I Glass, Inc.	76,634	833,778

		1,416,549

Containers-Paper/Plastic - 0.1%

Matthews International Corp., Class A	14,910	326,529
TriMas Corp.†	21,158	534,874
UFP Technologies, Inc.†	3,358	138,383

		999,786

Cosmetics & Toiletries - 0.1%

e.l.f. Beauty, Inc.†	12,882	251,586
Edgewell Personal Care Co.†	26,654	765,236
Inter Parfums, Inc.	8,687	388,048
Revlon, Inc., Class A†#	3,363	24,617

		1,429,487

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†	12,596	124,763

Data Processing/Management - 0.3%

Bottomline Technologies DE, Inc.†	21,165	1,008,089
CommVault Systems, Inc.†	20,431	883,232
CSG Systems International, Inc.	15,986	680,524

		2,571,845

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.	41,478	1,203,277

Diagnostic Equipment - 0.2%

Accelerate Diagnostics, Inc.†#	14,913	181,640
BioTelemetry, Inc.†	16,411	649,548
GenMark Diagnostics, Inc.†	33,124	429,618
Nymox Pharmaceutical Corp.†#	19,273	48,568
Quanterix Corp.†	9,263	329,763
Quotient, Ltd.†#	29,584	149,695

		1,788,832

Diagnostic Kits - 0.3%

Chembio Diagnostics, Inc.†#	9,527	39,061
Co-Diagnostics, Inc.†#	12,681	138,223
Meridian Bioscience, Inc.†	20,701	292,712
Natera, Inc.†	34,106	2,172,893
OraSure Technologies, Inc.†	30,477	357,190
Precision BioSciences, Inc.†	22,326	125,919

		3,125,998

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†	6,697	45,138

Direct Marketing - 0.0%

Quotient Technology, Inc.†	42,006	365,872

Disposable Medical Products - 0.3%

BioLife Solutions, Inc.†	3,553	75,750
CONMED Corp.	13,289	1,146,974
Merit Medical Systems, Inc.†	26,488	1,300,561
Utah Medical Products, Inc.	1,669	137,108

		2,660,393

Distribution/Wholesale - 0.9%

A-Mark Precious Metals, Inc.†	2,397	57,336
Core-Mark Holding Co., Inc.	21,841	729,926
EVI Industries, Inc.†#	2,372	58,256
Fossil Group, Inc.†	22,618	145,547
G-III Apparel Group, Ltd.†	21,512	237,923
H&E Equipment Services, Inc.	15,661	317,292
KAR Auction Services, Inc.	63,157	1,095,142
Resideo Technologies, Inc.†	60,589	809,469
ScanSource, Inc.†	12,368	305,366
SiteOne Landscape Supply, Inc.†	21,479	2,685,949
Systemax, Inc.	6,066	134,605
Titan Machinery, Inc.†	9,310	125,685
Triton International, Ltd.	24,965	900,238
Veritiv Corp.†	6,301	109,511
WESCO International, Inc.†	23,997	1,124,260

		8,836,505

Diversified Manufacturing Operations - 0.4%

Chase Corp.	3,607	351,935
Enerpac Tool Group Corp.	26,504	551,283
EnPro Industries, Inc.	10,121	592,281
Fabrinet†	17,953	1,252,760
Federal Signal Corp.	29,253	939,607
NL Industries, Inc.	4,095	14,333
Standex International Corp.	6,011	347,676

		4,049,875

Diversified Minerals - 0.1%

Caledonia Mining Corp. PLC	5,457	99,208
Livent Corp.†	71,731	608,279
United States Lime & Minerals, Inc.	981	90,380

		797,867

Diversified Operations - 0.0%

Morgan Group Holding Co.†	20	140
Professional Holding Corp., Class A†	2,269	26,252

		26,392

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	9,868	211,471

Drug Delivery Systems - 0.2%

Antares Pharma, Inc.†	80,355	227,405
BioDelivery Sciences International, Inc.†	43,426	169,796
Heron Therapeutics, Inc.†	42,844	612,669
Revance Therapeutics, Inc.†	27,766	811,600

		1,821,470

E-Commerce/Products - 0.3%

1-800-Flowers.com, Inc., Class A†	12,162	364,009
CarParts.com, Inc.†	10,313	144,898
Lands’ End, Inc.†	5,684	76,052
Liquidity Services, Inc.†	13,591	97,991
Overstock.com, Inc.†	19,655	1,719,812
RealReal, Inc.†	30,493	489,718
Stitch Fix, Inc., Class A†#	27,489	663,859

		3,556,339

E-Commerce/Services - 0.6%

Cargurus, Inc.†	42,231	1,029,592
Cars.com, Inc.†	32,987	286,327
ChannelAdvisor Corp.†	13,338	224,345
Eventbrite, Inc., Class A†#	31,060	333,895
EverQuote, Inc., Class A†	6,857	243,423
Groupon, Inc.†	11,240	357,769
Shutterstock, Inc.	9,510	478,543
Stamps.com, Inc.†	8,081	2,014,917
TrueCar, Inc.†	51,805	245,038
Upwork, Inc.†	45,356	690,772

		5,904,621

E-Marketing/Info - 0.2%

Cardlytics, Inc.†	12,641	958,820
comScore, Inc.†	28,563	75,121
Magnite, Inc.†#	50,392	370,381
QuinStreet, Inc.†	23,132	304,186

		1,708,508

E-Services/Consulting - 0.1%

Perficient, Inc.†	15,927	683,428

Educational Software - 0.0%

Rosetta Stone, Inc.†	11,445	347,699

Electric Products-Misc. - 0.2%

Graham Corp.	4,715	61,908
nLight, Inc.†	16,868	394,037
Novanta, Inc.†	16,732	1,793,168
Ultralife Corp.†	4,444	28,086

		2,277,199

Electric-Distribution - 0.0%

Genie Energy, Ltd., Class B	6,441	56,939
Spark Energy, Inc., Class A	5,791	53,219
Unitil Corp.	7,216	304,515

		414,673

Electric-Generation - 0.3%

Atlantic Power Corp.†	44,327	91,757
Brookfield Renewable Corp., Class A	33,448	1,703,172
Ormat Technologies, Inc.	19,566	1,190,982

		2,985,911

Electric-Integrated - 1.1%

ALLETE, Inc.	25,478	1,374,793
Ameresco, Inc., Class A†	11,937	407,529
Avista Corp.	32,920	1,213,431
Black Hills Corp.	30,758	1,724,909
MGE Energy, Inc.	17,083	1,110,224
NorthWestern Corp.	24,826	1,282,015
Otter Tail Corp.	19,603	761,576
PNM Resources, Inc.	38,850	1,696,968
Portland General Electric Co.	44,004	1,678,753

		11,250,198

Electronic Components-Misc. - 0.8%

Advanced Energy Industries, Inc.†	18,572	1,376,557
Applied Optoelectronics, Inc.†#	9,446	109,857
Atkore International Group, Inc.†	23,149	618,773
Bel Fuse, Inc., Class B	4,852	58,321
Benchmark Electronics, Inc.	17,838	349,803
Comtech Telecommunications Corp.	11,886	197,308
IntriCon Corp.†	4,082	49,555
Kimball Electronics, Inc.†	11,760	158,584
Knowles Corp.†	43,305	652,173
NVE Corp.	2,331	124,545
OSI Systems, Inc.†	8,280	652,050
Plexus Corp.†	14,033	1,067,490
Sanmina Corp.†	32,846	929,542
SMART Global Holdings, Inc.†	6,917	174,308
Transcat, Inc.†	3,399	99,965
Vishay Intertechnology, Inc.	64,996	1,039,286
Vishay Precision Group, Inc.†	6,077	151,378

		7,809,495

Electronic Components-Semiconductors - 1.3%

Alpha & Omega Semiconductor, Ltd.†	9,925	134,484
Ambarella, Inc.†	16,177	852,528
Amkor Technology, Inc.†	48,806	595,189
Atomera, Inc.†#	7,009	89,084
AXT, Inc.†	19,093	107,685
CEVA, Inc.†	10,615	448,484
CTS Corp.	15,568	325,371
Diodes, Inc.†	20,720	1,012,379
DSP Group, Inc.†	10,714	153,639
GSI Technology, Inc.†	7,929	50,428
Impinj, Inc.†#	8,233	201,297
Intellicheck, Inc.†	7,777	48,995
Lattice Semiconductor Corp.†	65,740	1,880,164
MACOM Technology Solutions Holdings, Inc.†	22,983	818,884
Photronics, Inc.†	30,915	310,078
Pixelworks, Inc.†	18,546	42,285
Rambus, Inc.†	55,454	744,747
Semtech Corp.†	31,575	1,851,874
Silicon Laboratories, Inc.†	21,196	2,170,682
SiTime Corp.†	2,465	162,394
Synaptics, Inc.†	16,638	1,419,721

		13,420,392

Electronic Measurement Instruments - 0.4%

Badger Meter, Inc.	14,255	879,391
CyberOptics Corp.†	3,437	110,156
FARO Technologies, Inc.†	8,678	490,307
Fitbit, Inc., Class A†	116,758	742,581
Itron, Inc.†	19,613	1,168,346
Mesa Laboratories, Inc.	1,983	487,659
Stoneridge, Inc.†	12,710	256,742

		4,135,182

Electronic Security Devices - 0.2%

Alarm.com Holdings, Inc.†	22,140	1,325,522
API Group Corp.†#*	68,468	968,137
Napco Security Technologies, Inc.†	5,690	141,738
Wrap Technologies, Inc.†	5,587	48,607

		2,484,004

Energy-Alternate Sources - 0.9%

Clean Energy Fuels Corp.†	64,254	169,631
FuelCell Energy, Inc.†#	104,086	295,604
FutureFuel Corp.	12,646	153,017
Green Plains, Inc.†	16,707	223,540
Maxeon Solar Technologies, Ltd.†	4,676	97,170
Plug Power, Inc.†#	173,476	2,251,718
Renewable Energy Group, Inc.†	18,692	624,873
REX American Resources Corp.†	2,752	170,019
Sunnova Energy International, Inc.†	15,828	375,440
SunPower Corp.†#	37,409	418,607
Sunrun, Inc.†	56,819	3,213,398
TPI Composites, Inc.†	14,827	455,337
Vivint Solar, Inc.†	24,043	742,448

		9,190,802

Engineering/R&D Services - 0.5%

Exponent, Inc.	25,112	2,020,386
Fluor Corp.	68,892	655,852
Iteris, Inc.†	19,707	90,061
KBR, Inc.	69,644	1,740,404
Mistras Group, Inc.†	8,862	42,183
VSE Corp.	4,336	125,874

		4,674,760

Enterprise Software/Service - 2.2%

ACI Worldwide, Inc.†	56,003	1,645,368
Akerna Corp.†#	4,388	26,547
American Software, Inc., Class A	14,634	207,217
Appian Corp.†#	16,062	983,637
Asure Software, Inc.†#	6,570	44,216
Benefitfocus, Inc.†	14,181	146,632
Blackbaud, Inc.	24,167	1,543,063
Blackline, Inc.†	24,534	2,143,536
Daily Journal Corp.†#	555	152,736
Domo, Inc., Class B†	12,463	507,493
Donnelley Financial Solutions, Inc.†	14,684	160,056
eGain Corp.†	10,187	136,302

Evolent Health, Inc., Class A†	36,913	528,963
Intelligent Systems Corp.†	3,515	132,129
LivePerson, Inc.†#	29,793	1,777,450
ManTech International Corp., Class A	13,278	993,858
MicroStrategy, Inc., Class A†	3,811	550,461
MobileIron, Inc.†	47,066	307,341
Omnicell, Inc.†	20,766	1,384,677
Progress Software Corp.	21,939	831,269
PROS Holdings, Inc.†	19,198	748,722
QAD, Inc., Class A	5,652	257,053
SailPoint Technologies Holdings, Inc.†	43,045	1,688,655
Sapiens International Corp. NV	12,528	420,189
SPS Commerce, Inc.†	17,179	1,372,259
SVMK, Inc.†	58,302	1,451,137
Verint Systems, Inc.†	31,324	1,489,769
Workiva, Inc.†	18,782	1,108,138

		22,738,873

Entertainment Software - 0.1%

Glu Mobile, Inc.†	63,378	503,221

Environmental Consulting & Engineering - 0.2%

Tetra Tech, Inc.	26,355	2,432,830

Filtration/Separation Products - 0.1%

ESCO Technologies, Inc.	12,512	1,125,079

Finance-Commercial - 0.2%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,565	1,467,630
Marlin Business Services Corp.	4,091	27,410
MMA Capital Holdings, Inc.†	2,320	54,473
NewStar Financial, Inc. CVR†(1)	17,919	9,676

		1,559,189

Finance-Consumer Loans - 0.4%

Curo Group Holdings Corp.	8,946	68,884
Encore Capital Group, Inc.†	15,262	701,136
Enova International, Inc.†	14,357	245,218
EZCORP, Inc., Class A†	23,654	127,258
International Money Express, Inc.†	6,479	109,625
LendingClub Corp.†	33,707	179,658
Navient Corp.	93,601	850,833
Nelnet, Inc., Class A	8,655	566,816
Paysign, Inc.†	15,054	96,948
PRA Group, Inc.†	22,064	1,029,837
Regional Management Corp.†	4,123	75,410
World Acceptance Corp.†#	2,423	220,469

		4,272,092

Finance-Credit Card - 0.0%

Atlanticus Holdings Corp.†	2,468	20,978
I3 Verticals, Inc., Class A†#	7,228	201,589

		222,567

Finance-Investment Banker/Broker - 0.5%

Amerant Bancorp, Inc.†	11,088	145,807
Arlington Asset Investment Corp., Class A#	17,842	48,530
Cowen, Inc., Class A	13,064	236,328
Diamond Hill Investment Group, Inc.	1,517	187,971
Greenhill & Co., Inc.	6,930	77,755
Houlihan Lokey, Inc.	21,645	1,268,397
Moelis & Co., Class A	25,834	824,363
Oppenheimer Holdings, Inc., Class A	4,593	112,207
Piper Sandler Cos.	8,519	642,758
PJT Partners, Inc., Class A	11,511	681,221
Siebert Financial Corp.†	4,970	18,787
StoneX Group, Inc.†	7,990	453,033

		4,697,157

Finance-Mortgage Loan/Banker - 0.2%

Federal Agricultural Mtg. Corp., Class C	4,446	302,995
Mr. Cooper Group, Inc.†	37,423	685,777
Oportun Financial Corp.†	9,506	119,300
PennyMac Financial Services, Inc.	22,714	1,197,482

		2,305,554

Finance-Other Services - 0.1%

BGC Partners, Inc., Class A	149,041	375,583
Premier Financial Corp.	18,103	330,833

		706,416

Financial Guarantee Insurance - 0.2%

MBIA, Inc.†	33,975	275,537
NMI Holdings, Inc., Class A†	32,656	560,050
Radian Group, Inc.	93,604	1,445,246

		2,280,833

Firearms & Ammunition - 0.1%

American Outdoor Brands, Inc.†	6,670	101,580
Smith & Wesson Brands, Inc.†	26,679	487,159
Sturm Ruger & Co., Inc.	8,245	584,241

		1,172,980

Food-Baking - 0.1%

Hostess Brands, Inc.†	59,819	768,076

Food-Canned - 0.0%

Landec Corp.†	12,671	129,751
Seneca Foods Corp., Class A†	3,181	150,652

		280,403

Food-Catering - 0.1%

Healthcare Services Group, Inc.	36,513	759,470

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	7,862	251,505

Food-Meat Products - 0.0%

Nathan’s Famous, Inc.	1,419	74,427

Food-Misc./Diversified - 0.6%

B&G Foods, Inc.#	31,191	971,288
BellRing Brands, Inc., Class A†	19,461	378,322
Bridgford Foods Corp.†	824	13,670
Cal-Maine Foods, Inc.†	15,487	597,643
J&J Snack Foods Corp.	7,321	995,290
John B. Sanfilippo & Son, Inc.	4,303	342,691
Lancaster Colony Corp.	9,267	1,646,931
Simply Good Foods Co.†	41,653	1,035,077

		5,980,912

Food-Retail - 0.1%

Ingles Markets, Inc., Class A	6,983	282,113
Natural Grocers by Vitamin Cottage, Inc.	4,460	52,271
Village Super Market, Inc., Class A	4,110	104,559
Weis Markets, Inc.	4,669	229,855

		668,798

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.	8,050	510,933
Chefs’ Warehouse, Inc.†	12,121	179,512
HF Foods Group, Inc.†#	17,382	138,013
Performance Food Group Co.†	64,064	2,338,977
SpartanNash Co.	17,361	346,873
United Natural Foods, Inc.†	26,141	471,845

		3,986,153

Footwear & Related Apparel - 0.3%

Crocs, Inc.†	32,646	1,302,902
Rocky Brands, Inc.	3,358	80,861
Steven Madden, Ltd.	40,289	852,515
Weyco Group, Inc.	2,946	53,028
Wolverine World Wide, Inc.	39,043	975,294

		3,264,600

Funeral Services & Related Items - 0.0%

Carriage Services, Inc.	8,054	178,316

Gambling (Non-Hotel) - 0.2%

Golden Entertainment, Inc.†	8,192	105,185
International Game Technology PLC#	48,606	540,985
Monarch Casino & Resort, Inc.†	6,168	283,790
Red Rock Resorts, Inc., Class A	32,187	549,593
Twin River Worldwide Holdings, Inc.	8,905	213,096

		1,692,649

Gas-Distribution - 0.9%

Chesapeake Utilities Corp.	7,894	645,729
New Jersey Resources Corp.	46,607	1,404,735
Northwest Natural Holding Co.	14,895	761,284
ONE Gas, Inc.	25,637	1,900,214
RGC Resources, Inc.	3,726	86,890
South Jersey Industries, Inc.	45,335	1,004,170
Southwest Gas Holdings, Inc.	27,010	1,698,119
Spire, Inc.	24,551	1,429,114

		8,930,255

Gas-Transportation - 0.1%

Brookfield Infrastructure Corp., Class A	15,905	793,978

Gold Mining - 0.1%

Gold Resource Corp.	31,935	127,101
Novagold Resources, Inc.†	116,207	1,230,632

		1,357,733

Golf - 0.2%

Acushnet Holdings Corp.	16,748	591,037
Callaway Golf Co.	45,673	952,739

		1,543,776

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	7,408	108,750
Sharps Compliance Corp.†	6,980	53,292
US Ecology, Inc.	15,222	565,193

		727,235

Health Care Cost Containment - 0.2%

CorVel Corp.†	4,337	360,058
HealthEquity, Inc.†#	36,359	2,089,915

		2,449,973

Healthcare Safety Devices - 0.0%

Alpha Pro Tech, Ltd.†#	5,980	83,899
Retractable Technologies, Inc.†#	6,489	41,011

		124,910

Home Furnishings - 0.1%

Casper Sleep, Inc.†	4,122	37,428
Ethan Allen Interiors, Inc.	11,455	163,119
Hooker Furniture Corp.	5,700	140,505
Purple Innovation, Inc.†	6,990	132,181
Sleep Number Corp.†	13,240	635,520

		1,108,753

Hotels/Motels - 0.2%

BBX Capital Corp.	6,100	93,940
Bluegreen Vacations Corp.	2,527	14,050
Hilton Grand Vacations, Inc.†	41,654	912,639
Marcus Corp.	10,967	171,853
St. Joe Co.†	16,069	372,962
Target Hospitality Corp.†	14,489	21,009

		1,586,453

Housewares - 0.0%

Lifetime Brands, Inc.	5,835	57,300
Tupperware Brands Corp.	23,984	390,699

		447,999

Human Resources - 0.8%

AMN Healthcare Services, Inc.†	22,814	1,228,306
ASGN, Inc.†	24,885	1,785,996
Barrett Business Services, Inc.	3,647	209,958
BG Staffing, Inc.	4,507	42,276
Cross Country Healthcare, Inc.†	17,503	111,844
Heidrick & Struggles International, Inc.	9,377	202,824
Insperity, Inc.	17,740	1,195,144
Kforce, Inc.	9,650	331,381
Korn Ferry	26,822	818,071
Resources Connection, Inc.	14,917	183,330
TriNet Group, Inc.†	20,139	1,366,230
TrueBlue, Inc.†	17,493	295,982
Willdan Group, Inc.†	5,041	142,055

		7,913,397

Identification Systems - 0.1%

Brady Corp., Class A	23,700	1,111,293
Digimarc Corp.†#	5,843	93,371

		1,204,664

Independent Power Producers - 0.1%

Clearway Energy, Inc., Class A	17,052	411,806
Clearway Energy, Inc., Class C	38,986	994,533

		1,406,339

Industrial Audio & Video Products - 0.1%

Akoustis Technologies, Inc.†#	15,173	120,322
GoPro, Inc., Class A†	63,190	290,042
Turtle Beach Corp.†	6,584	128,849

		539,213

Industrial Automated/Robotic - 0.0%

Ichor Holdings, Ltd.†	10,818	272,181

Instruments-Controls - 0.1%

Allied Motion Technologies, Inc.	3,582	152,557
Watts Water Technologies, Inc., Class A	13,396	1,282,667

		1,435,224

Instruments-Scientific - 0.0%

Fluidigm Corp.†#	34,507	270,880

Insurance Brokers - 0.2%

BRP Group, Inc., Class A†	9,712	267,177
Crawford & Co., Class A	7,949	54,530
eHealth, Inc.†	12,463	786,665
Goosehead Insurance, Inc., Class A	6,309	648,313

		1,756,685

Insurance-Life/Health - 0.4%

American Equity Investment Life Holding Co.	44,370	1,060,887
CNO Financial Group, Inc.	70,064	1,142,043
FBL Financial Group, Inc., Class A	4,745	175,802
GWG Holdings, Inc.†#	1,564	13,669
Independence Holding Co.	2,259	79,065
National Western Life Group, Inc., Class A	1,255	276,088
Security National Financial Corp.†	4,659	29,445
Trupanion, Inc.†	14,533	911,655

		3,688,654

Insurance-Multi-line - 0.1%

Citizens, Inc.†#	24,236	141,781
Genworth Financial, Inc., Class A†	246,668	744,937
Vericity, Inc.	909	6,463

		893,181

Insurance-Property/Casualty - 1.4%

Ambac Financial Group, Inc.†	22,169	279,995
AMERISAFE, Inc.	9,366	624,993
Donegal Group, Inc., Class A	5,345	77,128
Employers Holdings, Inc.	14,602	475,733
Enstar Group, Ltd.†	5,882	1,052,819
FedNat Holding Co.	6,036	51,246
HCI Group, Inc.	2,945	161,151
Heritage Insurance Holdings, Inc.	12,267	160,084
Horace Mann Educators Corp.	20,268	791,668
Investors Title Co.	635	86,398
James River Group Holdings, Ltd.	14,607	711,507
Kinsale Capital Group, Inc.	10,178	2,109,187
National General Holdings Corp.	33,343	1,135,329
NI Holdings, Inc.†	4,485	73,195
Palomar Holdings, Inc.†	9,437	1,060,247
ProAssurance Corp.	26,206	401,476
ProSight Global, Inc.†	4,559	43,219
Protective Insurance Corp., Class B	4,390	63,040
RLI Corp.	19,354	1,815,212
Safety Insurance Group, Inc.	7,182	519,977
Selective Insurance Group, Inc.	28,910	1,729,107
State Auto Financial Corp.	8,584	132,451
Stewart Information Services Corp.	11,414	487,035
Tiptree, Inc.	12,187	68,735
United Fire Group, Inc.	10,249	258,070
United Insurance Holdings Corp.	9,947	75,299
Universal Insurance Holdings, Inc.	13,756	255,174
Watford Holdings, Ltd.†	8,375	134,000

		14,833,475

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.	15,869	589,375
Essent Group, Ltd.	53,062	1,894,313
Greenlight Capital Re, Ltd., Class A†#	14,130	102,725
Third Point Reinsurance, Ltd.†	39,388	337,161

		2,923,574

Internet Application Software - 0.0%

Tucows, Inc., Class A†#	4,577	289,358
VirnetX Holding Corp.#	30,951	153,826

		443,184

Internet Connectivity Services - 0.2%

Boingo Wireless, Inc.†	21,421	278,259
Cogent Communications Holdings, Inc.	20,781	1,397,730

		1,675,989

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	56,748	321,761

Internet Content-Information/News - 0.2%

DHI Group, Inc.†	23,763	57,744
HealthStream, Inc.†	12,610	261,216
LiveXLive Media, Inc.†#	14,667	39,601
TechTarget, Inc.†	11,405	452,551
Yelp, Inc.†	34,225	791,282

		1,602,394

Internet Gambling - 0.0%

GAN, Ltd.†	3,622	74,432

Internet Security - 0.2%

Mimecast, Ltd.†	27,593	1,358,679
Zix Corp.†	26,719	161,917

		1,520,596

Investment Companies - 0.0%

Grid Dynamics Holdings, Inc.†	10,614	78,756
PDL Community Bancorp†	3,670	29,764
Rafael Holdings, Inc., Class B†	4,489	78,198

		186,718

Investment Management/Advisor Services - 0.9%

Altisource Portfolio Solutions SA†	2,240	25,245
Artisan Partners Asset Management, Inc., Class A	26,577	1,028,796
AssetMark Financial Holdings, Inc.†	7,999	193,176
Associated Capital Group, Inc., Class A	902	34,862
B. Riley Financial, Inc.	9,473	253,687
Blucora, Inc.†	23,553	280,987
Boston Private Financial Holdings, Inc.	40,060	237,956
BrightSphere Investment Group, Inc.	30,315	420,166
Cohen & Steers, Inc.	11,952	723,096
Columbia Financial, Inc.†	24,047	256,582
Federated Hermes, Inc.	47,223	1,129,102
First Western Financial, Inc.†	3,054	41,382
Focus Financial Partners, Inc., Class A†	15,380	544,298
GAMCO Investors, Inc., Class A	2,687	33,910

Hamilton Lane, Inc., Class A	10,783	788,345
Pzena Investment Management, Inc., Class A	8,419	41,674
Sculptor Capital Management, Inc.	8,898	113,627
Silvercrest Asset Management Group, Inc., Class A	4,667	58,524
Stifel Financial Corp.	32,585	1,652,385
Virtus Investment Partners, Inc.	3,603	511,266
Waddell & Reed Financial, Inc., Class A#	31,504	496,188
Westwood Holdings Group, Inc.	3,820	43,472
WisdomTree Investments, Inc.	71,031	265,656

		9,174,382

Lasers-System/Components - 0.2%

II-VI, Inc.†#	48,559	2,160,875

Leisure Products - 0.0%

Escalade, Inc.	5,047	91,502
Johnson Outdoors, Inc., Class A	2,552	218,732

		310,234

Lighting Products & Systems - 0.0%

Orion Energy Systems, Inc.†	13,060	83,323

Linen Supply & Related Items - 0.1%

UniFirst Corp.	7,375	1,420,572

Machine Tools & Related Products - 0.1%

Hurco Cos., Inc.	3,123	88,318
Kennametal, Inc.	40,611	1,178,531
Luxfer Holdings PLC	13,949	198,355

		1,465,204

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.	10,976	578,655
Hyster-Yale Materials Handling, Inc.	4,843	195,366
Manitowoc Co, Inc.†	16,576	156,146
Terex Corp.	32,919	644,225

		1,574,392

Machinery-Electrical - 0.2%

Argan, Inc.	7,205	304,987
Bloom Energy Corp., Class A†#	41,597	651,409
Franklin Electric Co., Inc.	22,513	1,336,372

		2,292,768

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,834	536,091
Lindsay Corp.	5,300	529,629

		1,065,720

Machinery-General Industrial - 0.6%

Albany International Corp., Class A	15,036	780,368
Altra Industrial Motion Corp.	31,537	1,231,520
Applied Industrial Technologies, Inc.	18,902	1,138,089
Chart Industries, Inc.†	17,654	1,160,221
DXP Enterprises, Inc.†	8,020	154,305
Gencor Industries, Inc.†	4,469	56,354
Intevac, Inc.†	11,317	67,902
Kadant, Inc.	5,589	650,783
Ranpak Holdings Corp.†	14,159	126,582
Tennant Co.	8,937	594,042
Welbilt, Inc.†	63,752	470,490

		6,430,656

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	11,328	412,056

Machinery-Print Trade - 0.0%

Eastman Kodak Co.†#	7,531	45,035

Machinery-Pumps - 0.3%

Cactus, Inc., Class A	23,268	513,990
CIRCOR International, Inc.†	9,756	289,265
CSW Industrials, Inc.	6,880	497,080
Gorman-Rupp Co.	8,607	274,994
Mueller Water Products, Inc., Class A	76,646	827,777
NN, Inc.	20,522	93,375
SPX FLOW, Inc.†	20,808	904,732

		3,401,213

Medical Imaging Systems - 0.0%

Lantheus Holdings, Inc.†	32,452	435,506

Medical Information Systems - 0.5%

1Life Healthcare, Inc.†	10,431	304,272
Allscripts Healthcare Solutions, Inc.†	79,095	706,318
Computer Programs & Systems, Inc.	6,284	171,930
Health Catalyst, Inc.†#	15,776	491,896
Inovalon Holdings, Inc., Class A†	36,060	892,305
NantHealth, Inc.†	13,181	41,915
NextGen Healthcare, Inc.†	26,888	356,535
Ontrak, Inc.†	3,838	279,982
Phreesia, Inc.†	13,974	440,740
Schrodinger, Inc.†	6,750	408,105
Tabula Rasa HealthCare, Inc.†#	10,011	506,557

		4,600,555

Medical Instruments - 0.4%

AngioDynamics, Inc.†	17,937	167,980
Apyx Medical Corp.†	16,345	75,024
Cantel Medical Corp.	18,548	973,399
Milestone Scientific, Inc.†	17,139	25,709
Misonix Opco, Inc.†	7,068	93,227
Natus Medical, Inc.†	16,449	298,714
NuVasive, Inc.†	25,125	1,309,766
Silk Road Medical, Inc.†	15,536	947,385
Stereotaxis, Inc.†#	21,612	76,074

		3,967,278

Medical Labs & Testing Services - 0.6%

Avalon GloboCare Corp.†#	9,417	13,372
Cellular Biomedicine Group, Inc.†#	6,024	111,926
Fulgent Genetics, Inc.†#	4,726	139,701
Invitae Corp.†#	56,434	1,972,933
MEDNAX, Inc.†	40,562	753,642
Medpace Holdings, Inc.†	13,350	1,732,696
OPKO Health, Inc.†#	194,467	630,073
Personalis, Inc.†#	9,558	218,114
SI-BONE, Inc.†	12,406	270,699
Vapotherm, Inc.†#	9,375	291,656
Viemed Healthcare, Inc.†	16,807	182,692

		6,317,504

Medical Laser Systems - 0.0%

Cutera, Inc.†	8,196	134,168

Medical Products - 2.2%

Accuray, Inc.†	43,769	101,982
Alphatec Holdings, Inc.†	21,769	130,396
AtriCure, Inc.†	19,066	852,822
Atrion Corp.	691	436,519
Avanos Medical, Inc.†	23,282	754,337
AxoGen, Inc.†#	17,793	211,203
Axonics Modulation Technologies, Inc.†#	14,890	629,251
Bellerophon Therapeutics, Inc.†#	1,683	18,160
BioSig Technologies, Inc.†#	10,364	76,797
Cardiovascular Systems, Inc.†	16,882	551,535
Castle Biosciences, Inc.†	5,012	229,199
Cerus Corp.†	79,222	504,644
CryoLife, Inc.†	18,003	364,021
CytoSorbents Corp.†	16,860	142,298
Electromed, Inc.†	3,401	42,104
FONAR Corp.†	3,082	78,190
Glaukos Corp.†	20,670	988,646
Hanger, Inc.†	18,100	357,656
InfuSystem Holdings, Inc.†	7,071	102,883
Inogen, Inc.†	9,007	272,282
Inspire Medical Systems, Inc.†	12,798	1,528,721
Integer Holdings Corp.†	15,995	1,107,814
Intersect ENT, Inc.†	15,901	319,292
Invacare Corp.	16,514	111,965
iRadimed Corp.†	2,832	60,038
iRhythm Technologies, Inc.†	13,230	2,912,982
LeMaitre Vascular, Inc.	8,121	262,146
LivaNova PLC†	23,887	1,120,300
Luminex Corp.	20,763	554,165
NanoString Technologies, Inc.†	18,477	747,949
Nemaura Medical, Inc.†	3,285	12,286
Nevro Corp.†	16,417	2,257,994
Orthofix Medical, Inc.†	9,128	276,944
OrthoPediatrics Corp.†	5,843	294,487
PAVmed, Inc.†	17,536	34,546
Pulse Biosciences, Inc.†#	6,698	66,243
Repro-Med Systems, Inc.†	11,915	103,541
SeaSpine Holdings Corp.†	12,806	170,448
Shockwave Medical, Inc.†#	13,032	828,053
Sientra, Inc.†	22,691	87,134
Soleno Therapeutics, Inc.†	16,351	34,991
Soliton, Inc.†	2,716	18,550
Surgalign Holdings, Inc.†	27,762	61,632
Surmodics, Inc.†	6,471	292,813
Tactile Systems Technology, Inc.†#	8,979	345,063
Venus Concept, Inc.†	9,006	25,847
Wright Medical Group NV†#	62,919	1,902,041
Zynex, Inc.†#	8,103	119,924

		22,502,834

Medical-Biomedical/Gene - 7.3%

Abeona Therapeutics, Inc.†	29,149	68,500
ADMA Biologics, Inc.†#	29,427	75,039
Aduro Biotech, Inc.†	32,456	100,614
Adverum Biotechnologies, Inc.†	35,705	435,601
Affimed NV†	35,884	123,800
Agenus, Inc.†	67,681	294,751
Akero Therapeutics, Inc.†#	5,469	178,289
Albireo Pharma, Inc.†	6,502	180,886
Alder Biopharmaceuticals, Inc. CVR†(1)	37,741	33,212
Allakos, Inc.†#	11,907	1,066,629
Allogene Therapeutics, Inc.†#	23,718	845,547
AMAG Pharmaceuticals, Inc.†	15,089	156,322
Amicus Therapeutics, Inc.†	124,316	1,815,014
AnaptysBio, Inc.†	10,468	181,410
Anavex Life Sciences Corp.†#	25,012	106,051
ANI Pharmaceuticals, Inc.†	4,600	144,256
Apellis Pharmaceuticals, Inc.†	29,362	905,230
Applied Genetic Technologies Corp.†	11,414	58,668
Applied Therapeutics, Inc.†#	6,523	157,204
Aprea Therapeutics, Inc.†	3,516	95,284
Aptinyx, Inc.†#	12,007	39,743
Aravive, Inc.†#	5,945	33,887
Arcturus Therapeutics Holdings, Inc.†	6,376	307,578
Arcus Biosciences, Inc.†	16,099	383,156
Arcutis Biotherapeutics, Inc.†#	4,634	116,174
Ardelyx, Inc.†	35,716	205,010
Arena Pharmaceuticals, Inc.†	27,535	1,922,494
Arrowhead Pharmaceuticals, Inc.†	49,078	2,073,055
Aspira Women’s Health, Inc.†#	23,054	66,050
Assembly Biosciences, Inc.†	15,004	328,138
Atara Biotherapeutics, Inc.†	28,073	378,424
Athersys, Inc.†#	84,796	184,855
Atreca, Inc., Class A†#	10,403	147,931
AVEO Pharmaceuticals, Inc.†	6,651	31,659
Avid Bioservices, Inc.†	27,559	231,220
Avrobio, Inc.†	15,104	261,601
Beam Therapeutics, Inc.†#	6,021	151,187
BioCryst Pharmaceuticals, Inc.†	75,419	312,989
Biohaven Pharmaceutical Holding Co., Ltd.†	23,069	1,462,344
Black Diamond Therapeutics, Inc.†#	6,009	172,879
Blueprint Medicines Corp.†	26,526	2,053,908
BrainStorm Cell Therapeutics, Inc.†#	13,039	164,422
Bridgebio Pharma, Inc.†#	35,607	1,063,225
Cabaletta Bio, Inc.†#	6,312	66,592
Calithera Biosciences, Inc.†	32,155	129,585
Cara Therapeutics, Inc.†	20,126	311,953
CASI Pharmaceuticals, Inc.†	26,316	45,000
Catabasis Pharmaceuticals, Inc.†	8,821	58,219
CEL-SCI Corp.†#	16,072	207,811
Centogene NV†	1,997	23,165
Cerecor, Inc.†#	14,108	34,706
Champions Oncology, Inc.†	3,528	29,212
ChemoCentryx, Inc.†	21,746	1,163,411
ChromaDex Corp.†	19,927	98,639
Cohbar, Inc.†#	11,963	11,161
Constellation Pharmaceuticals, Inc.†#	13,218	278,239
ContraFect Corp.†	6,588	36,036
Cortexyme, Inc.†#	7,690	338,129
Crinetics Pharmaceuticals, Inc.†	13,230	212,077
Cue Biopharma, Inc.†	13,558	242,281
Cymabay Therapeutics, Inc.†	33,866	219,113
CytomX Therapeutics, Inc.†	22,073	161,133
Deciphera Pharmaceuticals, Inc.†	18,292	823,323

Denali Therapeutics, Inc.†	30,746	980,797
DermTech, Inc.†	3,960	46,609
Dicerna Pharmaceuticals, Inc.†	31,762	588,232
Dyadic International, Inc.†	9,428	74,953
Dynavax Technologies Corp.†	43,728	261,493
Editas Medicine, Inc.†#	27,120	955,438
Eiger BioPharmaceuticals, Inc.†	11,519	128,667
Emergent BioSolutions, Inc.†	21,827	2,489,369
Enochian Biosciences, Inc.†	6,744	27,516
Enzo Biochem, Inc.†	21,719	46,261
Epizyme, Inc.†#	43,610	566,930
Esperion Therapeutics, Inc.†#	12,658	456,954
Evelo Biosciences, Inc.†#	6,850	30,414
Evolus, Inc.†#	10,644	41,086
Exagen, Inc.†#	2,335	33,671
Exicure, Inc.†	28,995	57,700
Fate Therapeutics, Inc.†	30,624	1,114,714
FibroGen, Inc.†	40,620	1,820,995
Five Prime Therapeutics, Inc.†	13,095	55,916
Frequency Therapeutics, Inc.†#	13,777	266,447
Galera Therapeutics, Inc.†	4,275	33,388
Genprex, Inc.†#	13,948	55,234
Geron Corp.†#	90,649	185,830
GlycoMimetics, Inc.†	16,544	61,047
Gossamer Bio, Inc.†	24,238	336,908
Halozyme Therapeutics, Inc.†	66,404	1,925,384
Harvard Bioscience, Inc.†	18,446	61,794
Homology Medicines, Inc.†	16,618	176,649
iBio, Inc.†#	23,498	49,111
IGM Biosciences, Inc.†	3,470	149,210
Immunic, Inc.†	1,681	26,980
ImmunoGen, Inc.†	84,002	310,807
Immunovant, Inc.†	9,344	317,322
Innoviva, Inc.†	31,017	363,209
Inovio Pharmaceuticals, Inc.†#	70,343	843,413
Insmed, Inc.†	49,500	1,395,405
Intercept Pharmaceuticals, Inc.†#	12,677	632,329
IVERIC bio, Inc.†	22,054	99,022
Kaleido Biosciences, Inc.†#	4,852	30,519
Karuna Therapeutics, Inc.†	7,582	579,265
Karyopharm Therapeutics, Inc.†#	34,283	521,444
Keros Therapeutics, Inc.†	3,406	182,357
Kezar Life Sciences, Inc.†	12,631	61,387
Kindred Biosciences, Inc.†	18,214	90,341
Kiniksa Pharmaceuticals, Ltd., Class A†	9,297	164,278
Kodiak Sciences, Inc.†#	14,107	741,887
Krystal Biotech, Inc.†	5,844	279,402
Lexicon Pharmaceuticals, Inc.†#	20,186	35,326
Ligand Pharmaceuticals, Inc.†#	7,053	719,406
Liquidia Technologies, Inc.†	9,955	50,970
LogicBio Therapeutics, Inc.†	5,883	37,063
Lyra Therapeutics, Inc.†	2,009	26,258
MacroGenics, Inc.†	23,438	678,296
Magenta Therapeutics, Inc.†	8,282	60,210
Marker Therapeutics, Inc.†#	14,428	25,970
MEI Pharma, Inc.†	50,512	137,393
MeiraGTx Holdings PLC†	10,038	130,594
Menlo Therapeutics, Inc.†#	52,087	79,693
Mersana Therapeutics, Inc.†	22,425	429,663
Mirati Therapeutics, Inc.†	17,975	2,684,926
Molecular Templates, Inc.†	11,853	137,613
Mustang Bio, Inc.†#	14,005	45,796
Myriad Genetics, Inc.†	34,806	465,356
NantKwest, Inc.†#	14,059	102,631
NeoGenomics, Inc.†	50,653	1,972,934
NextCure, Inc.†#	8,056	72,423
NGM Biopharmaceuticals, Inc.†#	11,478	214,065
Novavax, Inc.†#	28,497	3,144,359
Omeros Corp.†#	25,646	306,470
Oncocyte Corp.†#	21,151	26,439
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†#	9,896	42,602
Orgenesis, Inc.†	8,835	46,560
Osmotica Pharmaceuticals PLC†#	5,842	34,701
Ovid therapeutics, Inc.†#	20,932	120,150
Oyster Point Pharma, Inc.†	2,457	55,921
Pacific Biosciences of California, Inc.†	71,143	469,544
PDL BioPharma, Inc.†	55,577	186,183
Pfenex, Inc.†	16,855	211,193
Phathom Pharmaceuticals, Inc.†#	5,252	193,064
Pieris Pharmaceuticals, Inc.†	24,256	69,372
Precigen, Inc.†#	32,381	195,905
Prevail Therapeutics, Inc.†	6,982	85,530
Protara Therapeutics, Inc.†	986	21,100
Prothena Corp. PLC†	15,042	194,944
Provention Bio, Inc.†#	20,720	270,189
PTC Therapeutics, Inc.†	30,214	1,493,327
Puma Biotechnology, Inc.†#	14,933	153,661
Radius Health, Inc.†	22,226	275,158
RAPT Therapeutics, Inc.†	5,364	142,682
REGENXBIO, Inc.†	16,648	508,097
Replimune Group, Inc.†	8,417	227,259
Retrophin, Inc.†	20,275	397,187
REVOLUTION Medicines, Inc.†	7,165	203,056
Rigel Pharmaceuticals, Inc.†	83,079	206,867
Rocket Pharmaceuticals, Inc.†#	16,655	425,868
Rubius Therapeutics, Inc.†#	17,523	84,373
Sangamo Therapeutics, Inc.†	56,298	621,248
Satsuma Pharmaceuticals, Inc.†	4,494	103,497
Savara, Inc.†#	22,697	33,138
Scholar Rock Holding Corp.†#	11,105	167,686
Selecta Biosciences, Inc.†	33,155	86,203
Solid Biosciences, Inc.†	12,085	28,883
Sorrento Therapeutics, Inc.†#	85,738	686,761
SpringWorks Therapeutics, Inc.†#	10,359	460,043
Stoke Therapeutics, Inc.†#	5,973	175,427
Strongbridge Biopharma PLC†	17,365	66,682
Sutro Biopharma, Inc.†	8,203	82,112
Syndax Pharmaceuticals, Inc.†	13,170	214,803
TCR2 Therapeutics, Inc.†	7,964	161,032
Tela Bio, Inc.†	2,655	37,834
Theravance Biopharma, Inc.†	22,489	412,223
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Translate Bio, Inc.†	24,743	348,629
TransMedics Group, Inc.†	9,670	172,416
Turning Point Therapeutics, Inc.†	13,614	1,064,343
Twist Bioscience Corp.†	14,606	1,021,398
Tyme Technologies, Inc.†#	32,052	32,373

Ultragenyx Pharmaceutical, Inc.†	27,732	2,358,884
UNITY Biotechnology, Inc.†#	16,089	50,519
Vaxart, Inc.†#	21,773	129,114
VBI Vaccines, Inc.†#	83,955	357,648
Veracyte, Inc.†	24,440	814,096
Verastem, Inc.†#	79,968	100,760
Vericel Corp.†	21,996	348,637
Veru, Inc.†	24,238	67,139
Viela Bio, Inc.†#	9,777	329,387
Viking Therapeutics, Inc.†	32,057	214,461
Vir Biotechnology, Inc.†	22,639	916,427
VolitionRX, Ltd.†#	11,493	38,961
WaVe Life Sciences, Ltd.†	10,040	125,801
X4 Pharmaceuticals, Inc.†#	7,860	65,867
XBiotech, Inc.†	6,977	132,005
Xencor, Inc.†	27,110	969,183
XOMA Corp.†#	2,974	56,565
Y-mAbs Therapeutics, Inc.†	14,639	629,916
Zeneca, Inc. CVR†(1)	3,950	2,429
Zentalis Pharmaceuticals, Inc.†	5,055	173,892
ZIOPHARM Oncology, Inc.†#	104,228	292,881

		75,372,509

Medical-Drugs - 2.5%

89bio, Inc.†	1,438	55,363
AcelRx Pharmaceuticals, Inc.†#	39,126	48,908
Aeglea BioTherapeutics, Inc.†	20,531	149,363
Aerie Pharmaceuticals, Inc.†#	17,936	197,296
Agile Therapeutics, Inc.†#	33,202	106,246
Aimmune Therapeutics, Inc.†#	22,734	777,958
Akcea Therapeutics, Inc.†#	8,044	147,044
Alector, Inc.†	22,632	292,405
Amphastar Pharmaceuticals, Inc.†	17,346	353,511
Aquestive Therapeutics, Inc.†#	9,715	76,360
Athenex, Inc.†#	35,994	413,571
Avenue Therapeutics, Inc.†	3,258	36,262
Axcella Health, Inc.†	4,676	23,380
Aytu BioScience, Inc.†#	11,187	11,858
Beyond Air, Inc.†#	6,394	35,487
Beyondspring, Inc.†#	6,623	82,324
BioSpecifics Technologies Corp.†	3,053	196,919
Bioxcel Therapeutics, Inc.†#	5,175	210,881
Cassava Sciences, Inc.†#	11,331	35,579
Catalyst Biosciences, Inc.†	8,522	44,485
Catalyst Pharmaceuticals, Inc.†	47,454	155,649
Checkpoint Therapeutics, Inc.†	19,974	43,543
Chiasma, Inc.†	17,913	98,342
Chimerix, Inc.†	23,658	66,479
Cidara Therapeutics, Inc.†	16,332	51,936
Clovis Oncology, Inc.†#	35,351	184,179
Coherus Biosciences, Inc.†#	28,309	537,022
Collegium Pharmaceutical, Inc.†	16,784	319,903
Concert Pharmaceuticals, Inc.†	13,984	134,526
Corbus Pharmaceuticals Holdings, Inc.†#	32,393	300,769
Corcept Therapeutics, Inc.†	46,934	596,062
Cyclerion Therapeutics, Inc.†	10,828	73,847
Cytokinetics, Inc.†#	27,366	655,689
Durect Corp.†#	96,699	167,773
Eagle Pharmaceuticals, Inc.†	5,331	211,534
Eloxx Pharmaceuticals, Inc.†	13,028	40,191
Enanta Pharmaceuticals, Inc.†	9,311	485,941
Eton Pharmaceuticals, Inc.†	7,208	56,511
Fortress Biotech, Inc.†	28,387	112,271
Fulcrum Therapeutics, Inc.†#	6,116	44,463
Galectin Therapeutics, Inc.†#	18,184	48,188
Gritstone Oncology, Inc.†	14,529	48,091
Harpoon Therapeutics, Inc..†	5,170	71,139
Harrow Health, Inc.†	10,942	75,390
Hookipa Pharma, Inc.†#	6,077	54,328
Ideaya Biosciences, Inc.†	5,880	71,148
IMARA, Inc.†	2,418	56,194
Intellia Therapeutics, Inc.†#	21,430	462,459
Intra-Cellular Therapies, Inc.†	26,892	489,972
Ironwood Pharmaceuticals, Inc.†	78,019	787,992
Jounce Therapeutics, Inc.†	8,436	40,830
Kadmon Holdings, Inc.†	78,869	394,345
Kala Pharmaceuticals, Inc.†#	19,352	172,233
KalVista Pharmaceuticals, Inc.†	6,667	87,338
Kura Oncology, Inc.†	25,935	645,522
Lannett Co., Inc.†#	15,560	81,846
Madrigal Pharmaceuticals, Inc.†	4,277	460,633
Mallinckrodt PLC†#	41,428	65,456
Marinus Pharmaceuticals, Inc.†#	41,427	80,368
MediciNova, Inc.†#	20,599	107,939
Minerva Neurosciences, Inc.†#	15,922	50,632
Mirum Pharmaceuticals, Inc.†#	2,542	65,990
Morphic Holding, Inc.†#	6,696	177,444
MyoKardia, Inc.†	24,301	2,659,501
Neoleukin Therapeutics, Inc.†	14,519	184,537
Neubase Therapeutics, Inc.†	8,441	67,781
NeuroBo Pharmaceuticals, Inc.†	2,093	12,725
Ocular Therapeutix, Inc.†	25,067	218,083
Odonate Therapeutics, Inc.†	6,393	103,247
Optinose, Inc.†#	15,088	68,650
ORIC Pharmaceuticals, Inc.†#	4,257	106,638
Pacira BioSciences, Inc.†	20,213	1,263,717
Paratek Pharmaceuticals, Inc.†#	19,938	91,715
Passage Bio, Inc.†#	6,641	109,975
PhaseBio Pharmaceuticals, Inc.†#	7,315	28,236
Prestige Consumer Healthcare, Inc.†	24,604	896,324
Principia Biopharma, Inc.†	14,376	1,437,744
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	0
Protagonist Therapeutics, Inc.†	11,040	247,296
Relmada Therapeutics, Inc.†#	6,874	245,264
Rhythm Pharmaceuticals, Inc.†	16,436	485,026
Rockwell Medical, Inc.†#	33,466	43,840
scPharmaceuticals, Inc.†	2,628	22,496
Seres Therapeutics, Inc.†#	21,484	569,111
SIGA Technologies, Inc.†#	26,440	183,758
Spectrum Pharmaceuticals, Inc.†	56,362	237,284
Spero Therapeutics, Inc.†	7,037	76,492
Supernus Pharmaceuticals, Inc.†	23,851	524,484
Syros Pharmaceuticals, Inc.†	20,298	268,949
TG Therapeutics, Inc.†	47,225	1,171,416
TherapeuticsMD, Inc.†#	115,498	168,627
Tricida, Inc.†	13,824	146,120
UroGen Pharma, Ltd.†#	9,476	237,753
Vanda Pharmaceuticals, Inc.†	26,275	270,370
Verrica Pharmaceuticals, Inc.†#	6,082	55,894

Voyager Therapeutics, Inc.†	12,636	148,978
vTv Therapeutics, Inc., Class A†	4,746	9,872
Xeris Pharmaceuticals, Inc.†#	18,252	85,876
Zogenix, Inc.†	27,175	643,232

		25,318,318

Medical-Generic Drugs - 0.4%

Amneal Pharmaceuticals, Inc.†#	48,492	199,302
Arvinas, Inc.†	14,299	371,059
Endo International PLC†	110,748	333,352
Momenta Pharmaceuticals, Inc.†	57,641	3,007,131

		3,910,844

Medical-HMO - 0.1%

Magellan Health, Inc.†	11,438	863,112
Tivity Health, Inc.†	21,188	346,636
Triple-S Management Corp., Class B†	11,259	209,417

		1,419,165

Medical-Hospitals - 0.3%

Community Health Systems, Inc.†	41,664	215,403
Select Medical Holdings Corp.†	53,106	1,065,837
Surgery Partners, Inc.†	11,015	210,276
Tenet Healthcare Corp.†	51,093	1,439,801

		2,931,317

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	25,008	1,463,968
National HealthCare Corp.	6,134	390,736

		1,854,704

Medical-Outpatient/Home Medical - 0.5%

Addus HomeCare Corp.†	6,752	632,392
Joint Corp.†	6,487	115,858
LHC Group, Inc.†	14,843	3,093,875
Pennant Group, Inc.†	12,679	469,630
Providence Service Corp.†	5,911	547,300

		4,859,055

Medical-Wholesale Drug Distribution - 0.2%

AdaptHealth Corp.†	3,833	81,375
Covetrus, Inc.†	47,984	1,099,313
Eidos Therapeutics, Inc.†	5,347	231,418
Evofem Biosciences, Inc.†#	22,936	76,147
Owens & Minor, Inc.	30,434	504,596

		1,992,849

Metal Processors & Fabrication - 0.5%

AZZ, Inc.	12,735	442,287
Helios Technologies, Inc.	14,366	590,586
Lawson Products, Inc.†	2,162	77,616
LB Foster Co., Class A†	4,934	73,763
Mayville Engineering Co., Inc.†	3,555	30,395
Mueller Industries, Inc.	27,337	811,909
Park-Ohio Holdings Corp.	4,219	66,745
RBC Bearings, Inc.†	12,049	1,590,950
Rexnord Corp.	52,074	1,508,063
Tredegar Corp.	12,786	216,467

		5,408,781

Metal Products-Distribution - 0.1%

Olympic Steel, Inc.	4,465	49,115
Ryerson Holding Corp.†	7,827	43,127
Worthington Industries, Inc.	18,158	754,101

		846,343

Metal Products-Fasteners - 0.0%

Eastern Co.	2,636	57,728

Metal-Aluminum - 0.3%

Alcoa Corp.†	91,597	1,339,148
Arconic Corp.†	48,664	1,082,774
Century Aluminum Co.†	24,695	243,740
Kaiser Aluminum Corp.	7,686	494,056

		3,159,718

Metal-Diversified - 0.0%

Ferroglobe Representation & Warranty Trust†(1)	36,833	0

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc.#	193,153	1,270,947

Miscellaneous Manufacturing - 0.3%

Hillenbrand, Inc.	36,230	1,148,853
John Bean Technologies Corp.	15,313	1,569,736

		2,718,589

Motion Pictures & Services - 0.1%

Eros International PLC†#	35,707	111,049
IMAX Corp.†	24,194	371,862

		482,911

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	20,913	301,565

Multimedia - 0.0%

E.W. Scripps Co., Class A	27,407	304,766
Entravision Communications Corp., Class A	28,761	43,717
Media General, Inc. CVR†#(1)	61,443	0

		348,483

Networking Products - 0.3%

A10 Networks, Inc.†	30,166	257,919
Calix, Inc.†	23,747	461,879
Extreme Networks, Inc.†	56,979	248,998
Infinera Corp.†	76,119	554,908
Inseego Corp.†#	33,330	382,629
NeoPhotonics Corp.†	23,597	157,156
NETGEAR, Inc.†	14,240	474,904

		2,538,393

Night Clubs - 0.0%

RCI Hospitality Holdings, Inc.	4,209	80,476

Non-Ferrous Metals - 0.0%

Energy Fuels, Inc.†#	57,027	103,789
Uranium Energy Corp.†#	88,823	102,147

		205,936

Non-Hazardous Waste Disposal - 0.3%

Advanced Disposal Services, Inc.†	36,095	1,087,542
Casella Waste Systems, Inc., Class A†	22,523	1,264,666
Covanta Holding Corp.	57,972	547,256

		2,899,464

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.	84,726	465,146

Office Furnishings-Original - 0.2%

CompX International, Inc.	809	11,083
Herman Miller, Inc.	28,840	687,257
HNI Corp.	20,851	664,105
Interface, Inc.	28,514	215,566
Kimball International, Inc., Class B	17,623	197,554
Knoll, Inc.	24,492	315,212
Steelcase, Inc., Class A	42,185	440,833

		2,531,610

Office Supplies & Forms - 0.0%

ACCO Brands Corp.	45,162	292,650

Oil & Gas Drilling - 0.1%

Nabors Industries, Ltd.	3,437	137,411
Patterson-UTI Energy, Inc.	89,553	344,779
ProPetro Holding Corp.†	39,188	246,101
Transocean, Ltd.†#	285,927	348,831

		1,077,122

Oil Companies-Exploration & Production - 0.7%

Antero Resources Corp.†#	118,694	382,195
Berry Corp.	33,109	130,449
Bonanza Creek Energy, Inc.†	9,200	184,368
Brigham Minerals, Inc., Class A	14,790	174,670
CNX Resources Corp.†	90,734	994,445
Comstock Resources, Inc.†	9,780	56,333
Contango Oil & Gas Co.†#	43,836	71,014
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†#	11,377	33,335
Evolution Petroleum Corp.	13,825	37,742
Falcon Minerals Corp.	18,877	53,044
Goodrich Petroleum Corp.†	4,513	37,232
Gulfport Energy Corp.†#	78,635	55,493
Kosmos Energy, Ltd.	197,114	289,758
Magnolia Oil & Gas Corp., Class A†	61,278	394,630
Matador Resources Co.†	53,950	524,934
Montage Resources Corp., Class A†	10,477	54,061
Ovintiv, Inc.#	128,016	1,418,417
PDC Energy, Inc.†	48,789	738,665
Penn Virginia Corp.†	6,662	76,080
PrimeEnergy Resources Corp.†	254	17,079
Range Resources Corp.	104,707	781,114
SM Energy Co.	55,087	133,861
Southwestern Energy Co.†	265,765	738,827
Talos Energy, Inc.†	5,394	40,509
Tellurian, Inc.†#	71,339	66,260
W&T Offshore, Inc.†#	46,096	102,794
Whiting Petroleum Corp.†#	43,996	35,175

		7,622,484

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†	17,084	565,993
Exterran Corp.†	12,742	58,613
Thermon Group Holdings, Inc.†	16,010	210,692
US Silica Holdings, Inc.	36,051	160,787

		996,085

Oil Refining & Marketing - 0.3%

Adams Resources & Energy, Inc.	1,073	22,823
CVR Energy, Inc.	14,475	241,588
Delek US Holdings, Inc.	30,549	480,536
Murphy USA, Inc.†	13,486	1,818,722
Par Pacific Holdings, Inc.†	19,565	169,824
PBF Energy, Inc., Class A	47,213	404,143
Trecora Resources†	11,812	70,990

		3,208,626

Oil-Field Services - 0.4%

Archrock, Inc.	63,447	416,212
ChampionX Corp.†	90,848	930,284
DMC Global, Inc.	7,112	251,978
Frank’s International NV†	75,764	175,015
Helix Energy Solutions Group, Inc.†	69,759	249,737
Liberty Oilfield Services, Inc., Class A	30,785	198,563
Matrix Service Co.†	12,667	117,043
MRC Global, Inc.†	38,418	218,598
National Energy Services Reunited Corp.†#	10,101	76,162
Newpark Resources, Inc.†	43,462	84,751
NexTier Oilfield Solutions, Inc.†	79,118	199,377
NOW, Inc.†	53,560	389,381
Oceaneering International, Inc.†	48,532	261,588
Oil States International, Inc.†	29,439	129,237
RPC, Inc.†	28,097	87,944
Select Energy Services, Inc., Class A†	28,812	137,433
Solaris Oilfield Infrastructure, Inc., Class A	14,084	109,574

		4,032,877

Optical Supplies - 0.1%

STAAR Surgical Co.†	22,056	1,057,585

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	7,865	264,736
Domtar Corp.	26,870	766,332
Neenah, Inc.	8,201	363,140
P.H. Glatfelter Co.	21,423	321,131
Schweitzer-Mauduit International, Inc.	15,182	460,470
Verso Corp., Class A	17,170	225,099

		2,400,908

Pastoral & Agricultural - 0.4%

Darling Ingredients, Inc.†	78,674	2,515,208
Sanderson Farms, Inc.	9,856	1,152,758

		3,667,966

Patient Monitoring Equipment - 0.1%

CareDx, Inc.†	20,934	714,896

Pharmacy Services - 0.0%

Option Care Health, Inc.†	16,601	192,904

Physical Therapy/Rehabilitation Centers - 0.1%

U.S. Physical Therapy, Inc.	6,200	551,180

Physicians Practice Management - 0.0%

Apollo Medical Holdings, Inc.†#	4,927	93,071

Pipelines - 0.0%

NextDecade Corp.†	10,276	13,667

Pollution Control - 0.0%

CECO Environmental Corp.†	15,143	128,337

Power Converter/Supply Equipment - 0.1%

Powell Industries, Inc.	4,385	118,351
Vicor Corp.†	8,707	757,770

		876,121

Precious Metals - 0.3%

Coeur Mining, Inc.†	118,401	1,001,672
Hecla Mining Co.	255,184	1,536,208

		2,537,880

Printing-Commercial - 0.2%

Cimpress PLC†#	8,695	806,026
Deluxe Corp.	20,414	579,758
Ennis, Inc.	12,528	229,638
Quad/Graphics, Inc.	16,249	56,709

		1,672,131

Private Equity - 0.1%

Kennedy-Wilson Holdings, Inc.	59,782	854,285

Professional Sports - 0.0%

Liberty Media Corp. - Liberty Braves, Series A†	4,899	95,971
Liberty Media Corp. - Liberty Braves, Series C†	17,755	344,980

		440,951

Protection/Safety - 0.1%

Genasys, Inc.†	16,079	80,395
ShotSpotter, Inc.†#	3,934	117,863
Vivint Smart Home, Inc.†	34,111	605,470

		803,728

Publishing-Books - 0.1%

Gannett Co, Inc.#	64,290	111,221
Houghton Mifflin Harcourt Co.†	51,607	116,632
Scholastic Corp.	14,204	319,590

		547,443

Publishing-Newspapers - 0.1%

TEGNA, Inc.	107,263	1,342,933
Tribune Publishing Co.	7,632	86,623

		1,429,556

Publishing-Periodicals - 0.0%

Meredith Corp.#	19,390	271,460
Value Line, Inc.	502	13,102

		284,562

Quarrying - 0.1%

Compass Minerals International, Inc.	16,701	950,788

Racetracks - 0.6%

Churchill Downs, Inc.	18,585	3,247,915
Penn National Gaming, Inc.†	65,464	3,345,210

		6,593,125

Radio - 0.0%

Entercom Communications Corp., Class A	57,340	86,010
iHeartMedia, Inc., Class A†	29,267	269,842
Saga Communications, Inc., Class A	1,854	41,715

		397,567

Real Estate Investment Trusts - 6.5%

Acadia Realty Trust	41,477	470,349
Agree Realty Corp.	26,025	1,741,593
Alexander & Baldwin, Inc.	35,247	426,841
Alexander’s, Inc.	1,047	267,058
Alpine Income Property Trust, Inc.	3,312	48,057
American Assets Trust, Inc.	24,608	628,734
American Finance Trust, Inc.	53,391	364,927
Anworth Mtg. Asset Corp.#	47,930	82,919
Apollo Commercial Real Estate Finance, Inc.	75,576	675,649
Arbor Realty Trust, Inc.#	50,421	570,766
Ares Commercial Real Estate Corp.	15,039	149,788
Armada Hoffler Properties, Inc.	27,429	277,033
ARMOUR Residential REIT, Inc.	31,297	303,268
Blackstone Mtg. Trust, Inc., Class A	67,345	1,600,791
Bluerock Residential Growth REIT, Inc.	11,393	84,422
Broadmark Realty Capital, Inc.	62,910	616,518
BRT Apartments Corp.	4,857	64,841
Capstead Mtg. Corp.	46,612	287,596
CareTrust REIT, Inc.	46,718	904,928
CatchMark Timber Trust, Inc., Class A	23,831	236,642
Chatham Lodging Trust	22,663	156,828
Cherry Hill Mtg. Investment Corp.	7,431	71,040
Chimera Investment Corp.	93,856	834,380
CIM Commercial Trust Corp.	5,420	55,989
City Office REIT, Inc.	22,948	184,502
Clipper Realty, Inc.	7,266	48,464
Colony Capital, Inc.	237,412	643,387
Colony Credit Real Estate, Inc.	41,107	247,464
Columbia Property Trust, Inc.	55,999	660,788
Community Healthcare Trust, Inc.	10,305	481,243
CoreCivic, Inc.	58,487	544,514
CorEnergy Infrastructure Trust, Inc.	6,711	59,996
CorePoint Lodging, Inc.	19,196	109,033
DiamondRock Hospitality Co.	97,666	517,630
Diversified Healthcare Trust	115,969	440,682
Dynex Capital, Inc.#	10,823	171,436
Easterly Government Properties, Inc.	36,888	892,321
EastGroup Properties, Inc.	18,898	2,516,458
Ellington Financial, Inc.	20,178	251,418
Ellington Residential Mortgage REIT	4,407	50,064
Essential Properties Realty Trust, Inc.	44,663	757,931
Farmland Partners, Inc.#	12,768	85,418
Four Corners Property Trust, Inc.	34,410	868,852
Franklin Street Properties Corp.	50,794	225,017
Front Yard Residential Corp.	24,491	238,787
GEO Group, Inc.	57,604	642,861
Getty Realty Corp.	16,504	483,402
Gladstone Commercial Corp.	16,449	322,565
Gladstone Land Corp.	9,275	145,989
Global Medical REIT, Inc.	20,073	256,734
Global Net Lease, Inc.	44,086	771,505
Granite Point Mtg. Trust, Inc.#	26,701	177,295
Great Ajax Corp.	10,117	92,267
Healthcare Realty Trust, Inc.	66,076	1,906,293
Hersha Hospitality Trust	16,645	107,027

Independence Realty Trust, Inc.	46,343	542,677
Industrial Logistics Properties Trust	31,746	684,761
Innovative Industrial Properties, Inc.	8,161	1,004,537
Invesco Mtg. Capital, Inc.#	89,167	267,501
Investors Real Estate Trust	5,955	423,401
iStar, Inc.	36,294	449,320
Jernigan Capital, Inc.	10,920	188,261
Kite Realty Group Trust	40,611	456,468
KKR Real Estate Finance Trust, Inc.	13,969	254,236
Ladder Capital Corp.	51,687	385,068
Lexington Realty Trust	125,159	1,423,058
LTC Properties, Inc.	19,014	693,821
Macerich Co.#	69,392	550,279
Mack-Cali Realty Corp.	44,477	561,745
MFA Financial, Inc.	221,912	594,724
Monmouth Real Estate Investment Corp.	46,423	673,598
National Health Investors, Inc.	21,041	1,309,802
National Storage Affiliates Trust	30,287	1,039,147
New Senior Investment Group, Inc.	40,072	175,515
New York Mtg. Trust, Inc.	185,242	489,039
NexPoint Residential Trust, Inc.	10,691	442,607
Office Properties Income Trust	23,389	557,594
One Liberty Properties, Inc.	7,802	149,486
Orchid Island Capital, Inc.#	32,532	166,239
Pebblebrook Hotel Trust	63,646	803,213
PennyMac Mtg. Investment Trust	48,478	830,913
Physicians Realty Trust	99,325	1,802,749
Piedmont Office Realty Trust, Inc., Class A	61,714	944,841
Plymouth Industrial REIT, Inc.	7,201	96,133
PotlatchDeltic Corp.	32,045	1,475,352
Preferred Apartment Communities, Inc., Class A	23,259	153,509
PS Business Parks, Inc.	9,830	1,240,546
QTS Realty Trust, Inc., Class A	29,375	1,992,212
Ready Capital Corp.#	17,886	182,974
Redwood Trust, Inc.	56,203	389,487
Retail Opportunity Investments Corp.	55,819	621,265
Retail Properties of America, Inc., Class A	104,871	661,736
Retail Value, Inc.	8,024	101,985
RLJ Lodging Trust	80,268	757,730
RPT Realty	39,454	231,200
Ryman Hospitality Properties, Inc.	24,675	941,598
Sabra Health Care REIT, Inc.	100,457	1,489,777
Safehold, Inc.#	8,455	468,999
Saul Centers, Inc.	5,834	163,469
Seritage Growth Properties, Class A†#	16,645	233,529
Service Properties Trust	80,177	658,253
SITE Centers Corp.	74,889	562,416
STAG Industrial, Inc.	73,297	2,367,493
Summit Hotel Properties, Inc.	50,559	297,793
Sunstone Hotel Investors, Inc.	105,116	875,616
Tanger Factory Outlet Centers, Inc.#	44,283	251,970
Terreno Realty Corp.	32,608	1,944,741
TPG RE Finance Trust, Inc.	29,340	258,779
Two Harbors Investment Corp.	133,937	729,957
UMH Properties, Inc.	17,922	260,586
Uniti Group, Inc.	94,502	928,010
Universal Health Realty Income Trust	6,276	418,735
Urban Edge Properties	56,751	599,291
Urstadt Biddle Properties, Inc., Class A	14,541	135,231
Washington Real Estate Investment Trust	40,345	885,169
Western Asset Mtg. Capital Corp.#	25,568	58,039
Whitestone REIT#	19,480	125,256
Xenia Hotels & Resorts, Inc.	55,402	497,510

		66,743,246

Real Estate Management/Services - 0.5%

Cushman & Wakefield PLC†#	54,041	627,416
eXp World Holdings, Inc.†	11,664	518,815
Marcus & Millichap, Inc.†	11,388	321,255
Maui Land & Pineapple Co., Inc.†	3,294	38,408
Newmark Group, Inc., Class A	69,840	309,391
RE/MAX Holdings, Inc., Class A	8,707	305,964
Realogy Holdings Corp.#	56,058	621,123
Redfin Corp.†	46,918	2,231,889
RMR Group, Inc., Class A	7,435	209,816

		5,184,077

Real Estate Operations & Development - 0.1%

American Realty Investors, Inc.†	533	4,504
CTO Realty Growth, Inc.	2,280	96,148
FRP Holdings, Inc.†	3,289	135,112
Griffin Industrial Realty, Inc.	1,267	67,379
Legacy Housing Corp.†	4,054	61,904
McGrath RentCorp	11,796	782,782
Stratus Properties, Inc.†	2,876	56,370
Transcontinental Realty Investors, Inc.†	662	15,226

		1,219,425

Recreational Centers - 0.0%

OneSpaWorld Holdings, Ltd.#	22,092	153,098
Recreational Vehicles - 0.1%
Camping World Holdings, Inc., Class A#	16,042	466,180
Malibu Boats, Inc., Class A†	10,041	520,626
Marine Products Corp.	3,508	50,691
MasterCraft Boat Holdings, Inc.†	9,060	189,445
OneWater Marine, Inc., Class A†	2,278	65,105

		1,292,047

Recycling - 0.1%

Harsco Corp.†	38,232	540,983

Rental Auto/Equipment - 0.4%

Aaron’s, Inc.	32,970	1,842,693
Alta Equipment Group, Inc.†#	8,328	69,539
Avis Budget Group, Inc.†	25,744	878,128
CAI International, Inc.†	8,028	175,091
Herc Holdings, Inc.†	11,896	487,141
Hertz Global Holdings, Inc.†	42,616	62,219
Nesco Holdings, Inc.†	6,483	25,932
Rent-A-Center, Inc.	23,701	727,621
Textainer Group Holdings, Ltd.†	26,002	305,263

		4,573,627

Resorts/Theme Parks - 0.2%

Marriott Vacations Worldwide Corp.	19,800	1,874,466
SeaWorld Entertainment, Inc.†	24,850	506,940

		2,381,406

Retail-Apparel/Shoe - 0.4%

Abercrombie & Fitch Co., Class A	30,092	391,497
American Eagle Outfitters, Inc.	73,743	929,899
Boot Barn Holdings, Inc.†#	13,960	394,091
Buckle, Inc.	14,171	265,565
Caleres, Inc.	18,760	146,516
Cato Corp., Class A	10,228	81,824
Chico’s FAS, Inc.	58,111	74,382
Children’s Place, Inc.#	6,915	138,058
Designer Brands, Inc., Class A#	30,146	212,529
Duluth Holdings, Inc., Class B†	5,411	52,378
Express, Inc.†#	31,088	34,508
Genesco, Inc.†	6,929	135,116
Guess?, Inc.	21,360	245,640
Shoe Carnival, Inc.	4,546	149,472
Tilly’s, Inc., Class A	10,848	68,776
Urban Outfitters, Inc.†	33,735	794,122
Vera Bradley, Inc.†	10,024	52,826
Winmark Corp.	1,438	222,099

		4,389,298

Retail-Appliances - 0.0%

Conn’s, Inc.†	8,537	109,103

Retail-Arts & Crafts - 0.0%

Michaels Cos., Inc.†#	36,429	409,826

Retail-Automobile - 0.6%

America’s Car-Mart, Inc.†	2,991	300,595
Asbury Automotive Group, Inc.†	9,420	996,542
Group 1 Automotive, Inc.	8,516	736,123
Lithia Motors, Inc., Class A	10,786	2,685,283
Rush Enterprises, Inc., Class A	13,125	634,200
Rush Enterprises, Inc., Class B	2,165	90,475
Sonic Automotive, Inc., Class A#	11,669	493,132

		5,936,350

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.	62,017	755,367

Retail-Building Products - 0.3%

Aspen Aerogels, Inc.†	9,997	84,974
At Home Group, Inc.†	23,482	448,741
Beacon Roofing Supply, Inc.†	26,703	904,965
BMC Stock Holdings, Inc.†	32,879	1,312,530
Foundation Building Materials, Inc.†	9,971	161,829
GMS, Inc.†	20,361	539,363

		3,452,402

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	5,395	238,945

Retail-Discount - 0.4%

Big Lots, Inc.	19,193	904,950
BJ’s Wholesale Club Holdings, Inc.†	66,962	2,973,783
Citi Trends, Inc.	5,334	103,106

		3,981,839

Retail-Drug Store - 0.1%

OptimizeRx Corp.†	7,042	141,967
Rite Aid Corp.†#	26,769	348,532

		490,499

Retail-Floor Coverings - 0.0%

Lumber Liquidators Holdings, Inc.†	13,964	334,996

Retail-Gardening Products - 0.0%

GrowGeneration Corp.†#	14,032	223,881

Retail-Hair Salons - 0.0%

Regis Corp.†#	11,511	85,066

Retail-Home Furnishings - 0.4%

Haverty Furniture Cos., Inc.	8,237	173,966
La-Z-Boy, Inc.	21,787	708,078
Lovesac Co.†#	4,352	115,197
RH†#	8,175	2,702,246

		3,699,487

Retail-Jewelry - 0.1%

Envela Corp.†	3,777	14,655
Movado Group, Inc.	7,683	83,821
Signet Jewelers, Ltd.#	25,506	440,489

		538,965

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	10,086	296,629

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†#	7,779	33,061
Gaia, Inc.†#	5,739	67,146
GameStop Corp., Class A†#	27,966	186,813
Hudson, Ltd., Class A†	19,373	146,072
PriceSmart, Inc.	11,121	731,206
Sally Beauty Holdings, Inc.†	55,159	615,575

		1,779,873

Retail-Office Supplies - 0.1%

ODP Corp.	25,540	597,125

Retail-Pawn Shops - 0.1%

FirstCash, Inc.	19,892	1,188,547

Retail-Pet Food & Supplies - 0.3%

Freshpet, Inc.†	18,937	2,151,243
PetIQ, Inc.†#	10,061	353,946
PetMed Express, Inc.#	9,558	332,236

		2,837,425

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	30,555	806,652

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A#	3,690	111,475
Macy’s, Inc.	152,701	1,064,326

		1,175,801

Retail-Restaurants - 1.6%

Biglari Holdings, Inc., Class A†	36	16,758
Biglari Holdings, Inc., Class B†	451	44,694
BJ’s Restaurants, Inc.	9,083	286,296
Bloomin’ Brands, Inc.	42,805	613,824
Brinker International, Inc.	21,412	964,396
Cannae Holdings, Inc.†	41,408	1,562,324
Carrols Restaurant Group, Inc.†	17,263	114,972
Cheesecake Factory, Inc.	20,726	612,039
Chuy’s Holdings, Inc.†	8,102	180,188

Cracker Barrel Old Country Store, Inc.	11,715	1,566,413
Dave & Buster’s Entertainment, Inc.	22,713	377,717
Del Taco Restaurants, Inc.†	14,581	122,626
Denny’s Corp.†	26,536	304,103
Dine Brands Global, Inc.	7,610	453,252
El Pollo Loco Holdings, Inc.†	8,763	156,595
Fiesta Restaurant Group, Inc.†	8,801	88,186
Jack in the Box, Inc.	11,078	912,716
Kura Sushi USA, Inc., Class A†#	1,647	20,126
Noodles & Co.†	15,276	116,250
Papa John’s International, Inc.	15,831	1,556,029
Red Robin Gourmet Burgers, Inc.†	6,269	69,586
Ruth’s Hospitality Group, Inc.	12,970	133,267
Shake Shack, Inc., Class A†#	17,156	1,170,897
Texas Roadhouse, Inc.	32,122	2,023,365
Waitr Holdings, Inc.†	37,138	149,666
Wingstop, Inc.	14,490	2,367,666

		15,983,951

Retail-Sporting Goods - 0.1%

Hibbett Sports, Inc.†	8,066	269,162
Sportsman’s Warehouse Holdings, Inc.†	20,916	328,277
Zumiez, Inc.†	10,230	262,706

		860,145

Retail-Vision Service Center - 0.1%

National Vision Holdings, Inc.†	39,338	1,477,929

Retirement/Aged Care - 0.0%

Brookdale Senior Living, Inc.†	89,794	246,933
Five Star Senior Living, Inc.†#	9,235	47,745

		294,678

Rubber-Tires - 0.2%

Cooper Tire & Rubber Co.	24,646	852,012
Goodyear Tire & Rubber Co.	113,043	1,084,648

		1,936,660

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	17,525	268,133
Proto Labs, Inc.†	13,074	1,921,878
Raven Industries, Inc.	17,430	433,135
Trinseo SA	18,711	466,091

		3,089,237

Satellite Telecom - 0.2%

Gogo, Inc.†#	28,049	144,172
Iridium Communications, Inc.†	57,504	1,610,687
KVH Industries, Inc.†	7,935	71,336
Loral Space & Communications, Inc.	6,281	148,043

		1,974,238

Savings & Loans/Thrifts - 0.9%

Axos Financial, Inc.†	28,263	700,357
Banc of California, Inc.	21,830	239,912
BankFinancial Corp.	6,555	47,589
Berkshire Hills Bancorp, Inc.	21,860	200,675
Brookline Bancorp, Inc.	37,912	363,955
Capitol Federal Financial, Inc.	64,878	605,961
Community Bankers Trust Corp.	10,645	54,609
Dime Community Bancshares, Inc.	14,015	180,793
Eagle Bancorp Montana, Inc.	3,079	54,283
ESSA Bancorp, Inc.	4,584	58,675
First Capital, Inc.#	1,592	97,223
First Savings Financial Group, Inc.	913	39,716
Flushing Financial Corp.	13,184	159,922
FS Bancorp, Inc.	1,872	74,169
Greene County Bancorp, Inc.	1,489	34,932
Hingham Institution for Savings	691	126,702
Home Bancorp, Inc.	3,785	91,446
HomeTrust Bancshares, Inc.	7,644	107,245
Investors Bancorp, Inc.	112,782	874,060
Meridian Bancorp, Inc.	22,877	266,288
Northfield Bancorp, Inc.	21,637	209,013
Northwest Bancshares, Inc.	57,317	579,475
OceanFirst Financial Corp.	28,421	443,652
Oconee Federal Financial Corp.	511	13,419
Pacific Premier Bancorp, Inc.	41,222	931,205
Provident Financial Holdings, Inc.	2,928	34,872
Provident Financial Services, Inc.	35,120	462,882
Prudential Bancorp, Inc.	4,201	41,548
Riverview Bancorp, Inc.	10,562	43,621
Southern Missouri Bancorp, Inc.	3,760	89,037
Territorial Bancorp, Inc.	3,834	81,127
Timberland Bancorp, Inc.	3,640	63,664
Washington Federal, Inc.	36,916	865,680
Waterstone Financial, Inc.	11,103	171,985
WSFS Financial Corp.	24,543	719,110

		9,128,802

Schools - 0.4%

Adtalem Global Education, Inc.†	25,447	844,841
American Public Education, Inc.†	7,053	221,746
Aspen Group, Inc.†	9,071	115,927
K12, Inc.†	19,520	726,339
Laureate Education, Inc., Class A†	52,588	658,402
Perdoceo Education Corp.†	33,848	486,396
Strategic Education, Inc.	10,741	1,101,704
Universal Technical Institute, Inc.†	14,108	99,462

		4,254,817

Security Services - 0.1%

Brink’s Co.	24,574	1,188,399

Semiconductor Components-Integrated Circuits - 0.2%

MaxLinear, Inc.†	32,699	796,221
Power Integrations, Inc.	28,826	1,613,391

		2,409,612

Semiconductor Equipment - 0.7%

Axcelis Technologies, Inc.†	15,983	377,678
Brooks Automation, Inc.	35,517	1,833,743
Cabot Microelectronics Corp.	14,195	2,161,756
Cohu, Inc.	20,099	345,703
FormFactor, Inc.†	37,313	974,989
Onto Innovation, Inc.†	23,194	724,581
Ultra Clean Holdings, Inc.†	19,370	474,952
Veeco Instruments, Inc.†	23,788	282,839

		7,176,241

Silver Mining - 0.0%

Pan American Silver Corp. CVR†	171,891	132,356

Software Tools - 0.1%

Digital Turbine, Inc.†	40,271	974,155

Steel Pipe & Tube - 0.2%

Advanced Drainage Systems, Inc.	24,175	1,341,229
Northwest Pipe Co.†	4,703	133,236
Omega Flex, Inc.	1,420	187,071
TimkenSteel Corp.†	21,985	82,883

		1,744,419

Steel-Producers - 0.3%

Carpenter Technology Corp.	23,217	488,253
Commercial Metals Co.	58,155	1,213,695
Schnitzer Steel Industries, Inc., Class A	12,617	249,060
United States Steel Corp.	107,146	838,953

		2,789,961

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†	62,046	516,843

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†	10,755	135,083

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	15,136	184,356

Telecom Equipment-Fiber Optics - 0.0%

Clearfield, Inc.†	5,463	96,149
Luna Innovations, Inc.†	14,157	90,605

		186,754

Telecom Services - 0.2%

ATN International, Inc.	5,472	317,376
Consolidated Communications Holdings, Inc.†	35,572	276,750
GTT Communications, Inc.†#	15,575	77,563
HC2 Holdings, Inc.†#	21,407	53,518
Ooma, Inc.†	10,150	138,446
ORBCOMM, Inc.†	36,194	145,138
Spok Holdings, Inc.	8,652	93,788
Vonage Holdings Corp.†	113,245	1,296,655

		2,399,234

Telecommunication Equipment - 0.4%

Acacia Communications, Inc.†	19,005	1,282,457
ADTRAN, Inc.	23,385	259,340
DZS, Inc.†	5,883	61,301
Harmonic, Inc.†	46,407	273,801
PCTEL, Inc.	8,613	54,607
Plantronics, Inc.#	16,389	202,568
Preformed Line Products Co.	1,491	81,125
Viavi Solutions, Inc.†	111,738	1,490,026

		3,705,225

Telephone-Integrated - 0.2%

Alaska Communications Systems Group, Inc.	25,365	56,818
Cincinnati Bell, Inc.†	24,512	369,151
IDT Corp., Class B†	7,424	48,404
Shenandoah Telecommunications Co.	23,562	1,302,978

		1,777,351

Television - 0.2%

AMC Networks, Inc., Class A†	18,943	460,125
Central European Media Enterprises, Ltd., Class A†	43,550	180,515
Gray Television, Inc.†	43,679	677,898
Sinclair Broadcast Group, Inc., Class A#	25,408	528,741

		1,847,279

Textile-Apparel - 0.0%

Unifi, Inc.†	6,713	82,100

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A#	25,436	149,564
Cinemark Holdings, Inc.	52,269	765,741

		915,305

Therapeutics - 0.3%

Akebia Therapeutics, Inc.†	63,645	662,545
Anika Therapeutics, Inc.†	6,828	261,717
Axsome Therapeutics, Inc.†#	13,546	993,057
CorMedix, Inc.†	12,617	58,921
Fennec Pharmaceuticals, Inc.†#	10,561	57,874
Flexion Therapeutics, Inc.†#	16,742	195,212
G1 Therapeutics, Inc.†	16,678	256,007
La Jolla Pharmaceutical Co.†#	8,812	37,011
MannKind Corp.†#	104,063	181,070
Recro Pharma, Inc.†	9,475	26,056

		2,729,470

Tobacco - 0.1%

Greenlane Holdings, Inc., Class A†	5,025	15,427
Turning Point Brands, Inc.	4,906	141,783
Universal Corp.	11,879	515,667
Vector Group, Ltd.	65,965	664,268

		1,337,145

Toys - 0.0%

Funko, Inc., Class A†#	11,750	68,620

Traffic Management Sys - 0.0%

Arlo Technologies, Inc.†	37,903	217,184

Transactional Software - 0.0%

Synchronoss Technologies, Inc.†	19,521	85,697

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	28,747	730,749
Atlas Air Worldwide Holdings, Inc.†	12,586	709,724

		1,440,473

Transport-Equipment & Leasing - 0.2%

GATX Corp.	17,027	1,138,766
General Finance Corp.†	5,130	33,242
Greenbrier Cos., Inc.	15,761	428,542
Willis Lease Finance Corp.†	1,434	30,659

		1,631,209

Transport-Marine - 0.3%

Ardmore Shipping Corp.	16,400	60,680
Costamare, Inc.	24,265	122,538
DHT Holdings, Inc.	54,510	288,358
Diamond S Shipping, Inc.†	13,378	109,566
Dorian LPG, Ltd.†	16,918	142,788
Eagle Bulk Shipping, Inc.†#	21,612	57,056
Frontline, Ltd.#	57,674	459,085

Genco Shipping & Trading, Ltd.	8,365	59,475
Golar LNG, Ltd.†	44,509	460,668
International Seaways, Inc.	12,102	205,250
Nordic American Tankers, Ltd.#	70,512	307,432
Overseas Shipholding Group, Inc., Class A†	32,277	68,104
Pangaea Logistics Solutions, Ltd.	5,170	12,666
Safe Bulkers, Inc.†	25,369	28,160
Scorpio Bulkers, Inc.#	2,646	36,965
Scorpio Tankers, Inc.#	25,019	296,225
SEACOR Holdings, Inc.†	9,384	296,628
SFL Corp., Ltd.	45,603	400,394
Tidewater, Inc.†	19,757	135,731

		3,547,769

Transport-Services - 0.4%

Bristow Group, Inc.†	3,228	61,041
CryoPort, Inc.†#	16,400	909,872
Daseke, Inc.†	22,273	136,979
Echo Global Logistics, Inc.†	12,809	349,942
Forward Air Corp.	13,601	802,323
Hub Group, Inc., Class A†	16,015	862,248
Matson, Inc.	20,918	838,184
Radiant Logistics, Inc.†	19,127	100,991
Universal Logistics Holdings, Inc.	3,752	80,668

		4,142,248

Transport-Truck - 0.5%

ArcBest Corp.	12,319	416,629
Covenant Logistics Group, Inc.†	6,228	114,159
Heartland Express, Inc.	22,199	459,186
Marten Transport, Ltd.	28,939	525,532
P.A.M. Transportation Services, Inc.†	884	32,266
Saia, Inc.†	12,850	1,724,470
US Xpress Enterprises, Inc., Class A†	10,831	103,653
Werner Enterprises, Inc.	29,795	1,370,868

		4,746,763

Travel Services - 0.0%

Liberty TripAdvisor Holdings, Inc., Class A†	35,539	99,509

Venture Capital - 0.0%

Safeguard Scientifics, Inc.	9,556	59,629

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,403	352,551
Neogen Corp.†	25,795	1,965,579

		2,318,130

Vitamins & Nutrition Products - 0.1%

Calyxt, Inc.†#	5,054	27,469
LifeVantage Corp.†	6,700	100,634
Nature’s Sunshine Products, Inc.†	4,336	47,869
USANA Health Sciences, Inc.†	5,654	443,330

		619,302

Water - 0.5%

American States Water Co.	18,033	1,371,951
Arch Resources, Inc., Class A	7,385	278,193
Artesian Resources Corp., Class A	3,935	138,473
California Water Service Group	23,831	1,080,497
Consolidated Water Co., Ltd.	7,086	85,245
Global Water Resources, Inc.	6,254	69,107
Middlesex Water Co.	8,339	534,780
PICO Holdings, Inc.†	8,413	74,791
SJW Group	12,902	806,762
York Water Co.	6,350	289,623

		4,729,422

Water Treatment Systems - 0.1%

Energy Recovery, Inc.†	18,532	157,707
Evoqua Water Technologies Corp.†	41,919	857,663
Pure Cycle Corp.†	9,494	92,661

		1,108,031

Web Hosting/Design - 0.3%

Endurance International Group Holdings, Inc.†	32,330	210,468
NIC, Inc.	32,172	687,837
Q2 Holdings, Inc.†	24,254	2,359,672

		3,257,977

Web Portals/ISP - 0.0%

Meet Group, Inc.†	33,627	211,850

Wire & Cable Products - 0.1%

Belden, Inc.	21,582	726,882
Encore Wire Corp.	9,964	514,242
Insteel Industries, Inc.	9,071	167,269

		1,408,393

Wireless Equipment - 0.2%

Anterix, Inc.†	6,516	285,010
CalAmp Corp.†	16,385	133,865
Casa Systems, Inc.†	15,498	70,516
InterDigital, Inc.	15,054	920,552
Maxar Technologies, Inc.#	29,525	683,504
Powerfleet, Inc.†	13,371	75,145
Resonant, Inc.†#	24,224	64,678
Ribbon Communications, Inc.†	33,325	142,631

		2,375,901

X-Ray Equipment - 0.0%

Varex Imaging Corp.†	18,373	203,756
ViewRay, Inc.†#	54,490	148,213

		351,969

Total Long-Term Investment Securities
(cost $790,732,307)		935,517,625

SHORT-TERM INVESTMENT SECURITIES - 4.1%
Registered Investment Companies - 3.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(2)(3)	33,547,426	33,547,426

U.S. Government Treasuries - 0.9%

United States Treasury Bills
0.12% due 08/12/2021(4)	$2,000,000	1,997,173
0.15% due 04/22/2021(4)	3,500,000	3,497,055
0.15% due 06/17/2021(4)	600,000	599,374
0.16% due 04/22/2021(4)	100,000	99,916
0.16% due 05/20/2021(4)	3,000,000	2,997,580

		9,191,098

Total Short-Term Investment Securities
(cost $42,737,652)		42,738,524

REPURCHASE AGREEMENTS - 8.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $86,871,000 collateralized by $64,416,400 of United States Treasury Notes, bearing interest at 0.13% due 08/15/2023 and by $22,332,400 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate aggregate value of $88,608,499 (cost 86,871,00)	86,871,000	86,871,000

TOTAL INVESTMENTS
(cost $920,340,959)	103.3%	1,065,127,149
Liabilities in excess of other assets	(3.3)	(34,487,044)

NET ASSETS	100.0%	$1,030,640,105

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $968,137 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $64,702,223. This was secured by collateral of $33,547,426, which was received in cash and subsequently invested in short-term investments currently valued at $33,547,426 as reported in the Portfolio of Investments. Additional collateral of $33,319,101 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$166,547
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	309,018
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	14,181
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	478,593
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/15/2020 to 11/15/2049	32,350,762

(3)	The rate shown is the 7-day yield as of August 31, 2020.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

1,218	Long	E-mini Russell 2000 Index	September 2020	$91,227,923	$95,083,170	$3,855,247

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial	$1,549,513	$—	$9,676	$1,559,189
Medical-Biomedical/Gene	75,336,114	—	36,395	75,372,509
Medical-Drugs	25,318,318	—	0	25,318,318
Metal-Diversified	—	—	0	0
Multimedia	348,483	—	0	348,483
Oil Companies-Exploration & Production	7,622,484	—	0	7,622,484
Other Industries	825,296,642	—	—	825,296,642
Short-Term Investment Securities:
Registered Investment Companies	33,547,426	—	—	33,547,426
U.S Government Treasuries	—	9,191,098	—	9,191,098
Repurchase Agreements	—	86,871,000	—	86,871,000

Total Investments at Value	$969,018,980	$96,062,098	$46,071	$1,065,127,149

Other Financial Instruments:†
Futures Contracts	$3,855,247	$—	$—	$3,855,247

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.8%
Apparel Manufacturers - 0.3%

Delta Apparel, Inc.†	34,388	$485,559

Auto/Truck Parts & Equipment-Replacement - 1.2%

Douglas Dynamics, Inc.	60,386	2,318,219

Banks-Commercial - 10.8%

Associated Banc-Corp	153,441	2,062,247
CVB Financial Corp.	88,358	1,608,999
First Citizens BancShares, Inc., Class A	11,366	4,468,543
First Hawaiian, Inc.	108,155	1,787,802
First Horizon National Corp.	112,038	1,069,963
Hancock Whitney Corp.	74,766	1,496,068
Renasant Corp.	79,681	2,021,507
South State Corp.	33,930	1,889,222
UMB Financial Corp.	83,483	4,484,707

		20,889,058

Beverages-Non-alcoholic - 1.0%

Primo Water Corp.	134,953	1,846,157

Building & Construction Products-Misc. - 0.6%

Simpson Manufacturing Co., Inc.	12,613	1,240,362

Building Products-Cement - 3.1%

Eagle Materials, Inc.	72,183	5,902,404

Building Products-Doors & Windows - 0.7%

Griffon Corp.	60,077	1,305,473

Building-Maintenance & Services - 0.4%

ServiceMaster Global Holdings, Inc.†	21,360	852,264

Chemicals-Diversified - 3.1%

Huntsman Corp.	54,527	1,178,874
Innospec, Inc.	65,320	4,878,751

		6,057,625

Chemicals-Plastics - 2.0%

Avient Corp.	150,166	3,832,236

Chemicals-Specialty - 2.4%

Element Solutions, Inc.†	86,055	925,092
Ferro Corp.†	43,260	539,452
Ingevity Corp.†	16,900	949,273
NewMarket Corp.	2,875	1,070,909
PQ Group Holdings, Inc.†	66,325	772,686
Rogers Corp.†	4,123	467,177

		4,724,589

Commercial Services-Finance - 1.3%

CBIZ, Inc.†	49,520	1,204,327
Franchise Group, Inc.	37,236	914,516
Sabre Corp.	58,063	405,860

		2,524,703

Computer Services - 2.3%

MAXIMUS, Inc.	22,185	1,720,447
Parsons Corp.†	56,619	1,883,148
Sykes Enterprises, Inc.†	25,572	846,561

		4,450,156

Computers-Memory Devices - 0.0%

GlassBridge Enterprises, Inc.†	292	17,520

Consumer Products-Misc. - 5.7%

Central Garden & Pet Co.†	45,014	1,831,620
Central Garden & Pet Co., Class A†	43,272	1,607,987
Helen of Troy, Ltd.†	13,904	2,875,625
Quanex Building Products Corp.	110,148	1,851,588
Spectrum Brands Holdings, Inc.	47,872	2,853,171

		11,019,991

Containers-Metal/Glass - 1.9%

Silgan Holdings, Inc.	98,773	3,759,300

Containers-Paper/Plastic - 1.0%

TriMas Corp.†	76,144	1,924,920

Cosmetics & Toiletries - 0.4%

Edgewell Personal Care Co.†	26,109	749,589

Dental Supplies & Equipment - 0.5%

Patterson Cos., Inc.	30,265	877,988

Diversified Operations/Commercial Services - 0.7%

Viad Corp.	60,312	1,292,486

E-Commerce/Services - 0.1%

Groupon, Inc.†	6,704	213,388

Electric Products-Misc. - 0.3%

Novanta, Inc.†	5,452	584,291

Electric-Integrated - 4.4%

ALLETE, Inc.	32,653	1,761,956
Hawaiian Electric Industries, Inc.	94,357	3,265,696
IDACORP, Inc.	38,931	3,499,897

		8,527,549

Electronic Components-Misc. - 1.4%

Atkore International Group, Inc.†	97,806	2,614,354
nVent Electric PLC	8,273	158,180

		2,772,534

Electronic Components-Semiconductors - 0.3%

DSP Group, Inc.†	42,128	604,115

Electronic Measurement Instruments - 0.2%

Badger Meter, Inc.	5,924	365,452

Electronic Security Devices - 0.7%

API Group Corp.†*#	95,651	1,352,505

Enterprise Software/Service - 1.1%

BlackBerry, Ltd.†#	199,068	1,039,135
Verint Systems, Inc.†	23,769	1,130,454

		2,169,589

Finance-Leasing Companies - 0.5%

Air Lease Corp.	33,525	1,041,957

Food-Baking - 1.2%

Hostess Brands, Inc.†	176,867	2,270,972

Food-Catering - 0.9%

Healthcare Services Group, Inc.	79,441	1,652,373

Food-Confectionery - 0.7%

Tootsie Roll Industries, Inc.#	16,729	535,161
Utz Brands, Inc.†	45,459	836,445

		1,371,606

Food-Misc./Diversified - 5.8%

J&J Snack Foods Corp.	36,038	4,899,366
Nomad Foods, Ltd.†	233,807	5,765,681
TreeHouse Foods, Inc.†	12,409	531,229

		11,196,276

Footwear & Related Apparel - 0.5%

Steven Madden, Ltd.	46,121	975,920

Human Resources - 1.0%

Korn Ferry	64,774	1,975,607

Insurance-Life/Health - 0.9%

CNO Financial Group, Inc.	69,664	1,135,523
National Western Life Group, Inc., Class A	2,726	599,693

		1,735,216

Insurance-Property/Casualty - 5.5%

Enstar Group, Ltd.†	13,125	2,349,244
Hanover Insurance Group, Inc.	28,274	2,897,802
ProAssurance Corp.	67,587	1,035,433
Stewart Information Services Corp.	62,482	2,666,107
White Mountains Insurance Group, Ltd.	1,763	1,571,538

		10,520,124

Investment Companies - 1.2%

Apollo Investment Corp.#	93,733	849,221
New Mountain Finance Corp.#	136,936	1,367,991

		2,217,212

Investment Management/Advisor Services - 0.7%

Artisan Partners Asset Management, Inc., Class A	25,439	984,744
Westwood Holdings Group, Inc.	30,222	343,926

		1,328,670

Machinery-Electrical - 2.4%

Franklin Electric Co., Inc.	78,497	4,659,582

Machinery-Farming - 0.7%

Alamo Group, Inc.	12,608	1,398,227

Machinery-General Industrial - 1.3%

Crane Co.	5,768	326,123
Kadant, Inc.	18,606	2,166,482

		2,492,605

Machinery-Pumps - 2.1%

CSW Industrials, Inc.	51,949	3,753,315
NN, Inc.	64,243	292,306

		4,045,621

Medical Instruments - 0.4%

Natus Medical, Inc.†	37,667	684,033

Medical Products - 0.2%

Hanger, Inc.†	18,846	372,397

Medical-Drugs - 0.9%

Prestige Consumer Healthcare, Inc.†	47,974	1,747,693

Medical-Wholesale Drug Distribution - 0.6%

Owens & Minor, Inc.	20,539	340,537
Premier, Inc., Class A	27,490	900,297

		1,240,834

Metal Processors & Fabrication - 2.8%

Mayville Engineering Co., Inc.†	40,901	349,704
Mueller Industries, Inc.	168,185	4,995,094

		5,344,798

Networking Products - 0.5%

NETGEAR, Inc.†	31,105	1,037,352

Office Supplies & Forms - 0.4%

ACCO Brands Corp.	115,976	751,524

Oil & Gas Drilling - 0.4%

Patterson-UTI Energy, Inc.	192,201	739,974

Oil Companies-Exploration & Production - 0.9%

Berry Corp.	99,301	391,246
Magnolia Oil & Gas Corp., Class A†	119,513	769,664
Southwestern Energy Co.†	203,244	565,018

		1,725,928

Oil Field Machinery & Equipment - 0.1%

Forum Energy Technologies, Inc.†	225,756	123,511

Paper & Related Products - 2.7%

Neenah, Inc.	72,787	3,223,009
Schweitzer-Mauduit International, Inc.	65,422	1,984,249

		5,207,258

Printing-Commercial - 1.5%

Deluxe Corp.	59,822	1,698,945
Ennis, Inc.	68,708	1,259,417

		2,958,362

Publishing-Books - 0.1%

Gannett Co, Inc.#	81,063	140,239

Publishing-Newspapers - 0.1%

A.H. Belo Corp., Class A	128,280	197,551

Quarrying - 0.8%

Compass Minerals International, Inc.#	27,848	1,585,387

Real Estate Investment Trusts - 3.1%

Acadia Realty Trust	74,277	842,301
Apollo Commercial Real Estate Finance, Inc.	109,025	974,684
New York Mtg. Trust, Inc.	305,009	805,224
Two Harbors Investment Corp.	305,873	1,667,008
Washington Real Estate Investment Trust	78,827	1,729,464

		6,018,681

Recycling - 0.6%

Harsco Corp.†	80,219	1,135,099

Retail-Apparel/Shoe - 0.6%

American Eagle Outfitters, Inc.#	87,370	1,101,736

Retail-Discount - 1.7%

BJ’s Wholesale Club Holdings, Inc.†	71,743	3,186,107

Retail-Restaurants - 3.7%

Denny’s Corp.†	251,216	2,878,935
Dine Brands Global, Inc.#	42,544	2,533,921
Jack in the Box, Inc.	21,421	1,764,876

		7,177,732

Rubber/Plastic Products - 0.6%

Myers Industries, Inc.	73,012	1,117,084

Semiconductor Equipment - 1.3%

Brooks Automation, Inc.	30,799	1,590,152
Cabot Microelectronics Corp.	6,445	981,509

		2,571,661

Specified Purpose Acquisitions - 1.1%

Pershing Square Tontine Holdings, Ltd.†	94,752	2,028,640

Transport-Truck - 0.6%

Werner Enterprises, Inc.	25,833	1,188,576

Wire & Cable Products - 0.5%

Belden, Inc.	30,932	1,041,790

X-Ray Equipment - 0.3%

Varex Imaging Corp.†	59,808	663,271

Total Long-Term Investment Securities
(cost $204,788,514)		192,629,208

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(1)(2) (cost $1,829,589)	1,829,589	1,829,589

TOTAL INVESTMENTS
(cost $206,618,103)	100.7%	194,458,797
Liabilities in excess of other assets	(0.7)	(1,347,170)

NET ASSETS	100.0%	$193,111,627

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $1,352,505 representing 0.7% of net assets.

#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2020.
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $7,032,882. This was secured by collateral of $1,829,589, which was received in cash and subsequently invested in short-term investments currently valued at $1,829,589 as reported in the Portfolio of Investments. Additional collateral of $5,542,907 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Bills	0.00%	09/15/2020 to 01/21/2021	$96,409
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/15/2020 to 11/15/2049	5,446,498

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$192,629,208	$—	$—	$192,629,208
Short-Term Investment Securities	1,829,589	—	—	1,829,589

Total Investments at Value	$194,458,797	$—	$—	$194,458,797

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.7%
Advertising Services - 0.5%

Trade Desk, Inc., Class A†	1,463	$704,142

Aerospace/Defense - 1.1%

Teledyne Technologies, Inc.†	5,271	1,653,038

Aerospace/Defense-Equipment - 1.7%

Aerojet Rocketdyne Holdings, Inc.†	43,375	1,794,424
HEICO Corp., Class A	7,167	640,586

		2,435,010

Apparel Manufacturers - 0.7%

Deckers Outdoor Corp.†	4,822	983,061

Applications Software - 2.5%

Cloudflare, Inc., Class A†	43,149	1,650,881
Elastic NV†	17,892	1,942,713

		3,593,594

Athletic Equipment - 0.9%

Peloton Interactive, Inc., Class A†	16,275	1,247,804

Brewery - 0.9%

Boston Beer Co., Inc., Class A†	1,474	1,300,039

Building & Construction Products-Misc. - 2.9%

AZEK Co., Inc.†	43,290	1,709,089
Fortune Brands Home & Security, Inc.	10,434	877,291
Trex Co., Inc.†	11,252	1,682,061

		4,268,441

Building Products-Air & Heating - 0.7%

Lennox International, Inc.	3,860	1,082,074

Building-Maintenance & Services - 0.5%

Rollins, Inc.	13,857	764,075

Chemicals-Specialty - 0.9%

Ashland Global Holdings, Inc.	18,803	1,385,593

Coatings/Paint - 2.0%

RPM International, Inc.	34,597	2,932,788

Commercial Services-Finance - 1.8%

Avalara, Inc.†	19,864	2,630,192

Computer Data Security - 1.6%

Rapid7, Inc.†	12,058	778,585
Zscaler, Inc.†	10,877	1,559,109

		2,337,694

Computer Software - 3.9%

Bill.com Holdings, Inc.†	6,884	681,378
Dynatrace, Inc.†	63,991	2,830,322
MongoDB, Inc.†	7,746	1,811,015
nCino, Inc.†	3,786	351,909

		5,674,624

Computers-Other - 0.7%

Lumentum Holdings, Inc.†	12,545	1,078,870

Consulting Services - 1.5%

Booz Allen Hamilton Holding Corp.	25,602	2,254,512

Diagnostic Equipment - 1.7%

10X Genomics, Inc., Class A†	11,154	1,278,471
Repligen Corp.†	7,733	1,197,919

		2,476,390

Disposable Medical Products - 1.4%

Teleflex, Inc.	5,221	2,051,592

Distribution/Wholesale - 2.3%

Pool Corp.	5,752	1,885,735
SiteOne Landscape Supply, Inc.†#	12,134	1,517,357

		3,403,092

E-Commerce/Products - 0.8%

Etsy, Inc.†	10,157	1,215,793

Electric Products-Misc. - 1.4%

Novanta, Inc.†	18,700	2,004,079

Electronic Components-Semiconductors - 2.5%

Inphi Corp.†	12,155	1,385,427
Monolithic Power Systems, Inc.	8,626	2,304,263

		3,689,690

Electronic Measurement Instruments - 0.9%

Badger Meter, Inc.	20,754	1,280,314

Electronic Security Devices - 1.2%

Allegion PLC	17,657	1,825,557

Energy-Alternate Sources - 0.6%

Enphase Energy, Inc.†	11,837	914,172

Enterprise Software/Service - 5.7%

Alteryx, Inc., Class A†#	6,008	725,947
Black Knight, Inc.†	22,027	1,852,471
Coupa Software, Inc.†#	4,666	1,529,235
HubSpot, Inc.†	9,887	2,962,936
New Relic, Inc.†	14,934	917,395
Vertex, Inc., Class A†	16,571	424,383

		8,412,367

Finance-Investment Banker/Broker - 0.5%

Tradeweb Markets, Inc.	11,749	673,100

Food-Misc./Diversified - 1.3%

BellRing Brands, Inc., Class A†	33,783	656,741
Beyond Meat, Inc.†#	3,023	410,675
Lamb Weston Holdings, Inc.	13,676	859,537

		1,926,953

Garden Products - 0.9%

Scotts Miracle-Gro Co.	7,739	1,304,254

Healthcare Safety Devices - 1.0%

Tandem Diabetes Care, Inc.†	12,905	1,454,652

Hotels/Motels - 1.1%

Choice Hotels International, Inc.	15,714	1,560,243

Instruments-Scientific - 2.0%

PerkinElmer, Inc.	25,352	2,984,437

Insurance Brokers - 0.7%

Brown & Brown, Inc.	23,473	1,089,147

Insurance-Life/Health - 0.7%

Primerica, Inc.	8,618	1,075,957

Internet Application Software - 1.5%

Zendesk, Inc.†	22,336	2,152,744

Machine Tools & Related Products - 1.5%

Colfax Corp.†	65,809	2,190,124

Machinery-General Industrial - 0.8%

IDEX Corp.	6,313	1,137,792

Machinery-Pumps - 0.7%

Xylem, Inc.	12,910	1,035,124

Medical Instruments - 2.4%

Bio-Techne Corp.	8,606	2,198,489
NuVasive, Inc.†	14,139	737,066
Silk Road Medical, Inc.†#	8,641	526,928

		3,462,483

Medical Products - 3.5%

Castle Biosciences, Inc.†	15,743	719,928
Nevro Corp.†	10,248	1,409,510
West Pharmaceutical Services, Inc.	10,543	2,993,790

		5,123,228

Medical-Biomedical/Gene - 7.2%

Argenx SE ADR†	3,406	787,706
Beam Therapeutics, Inc.†#	17,461	438,446
Berkeley Lights, Inc.†	8,671	567,083
Centogene NV†#	26,735	310,126
Exelixis, Inc.†	65,202	1,448,788
Genmab A/S ADR†	40,940	1,545,894
Guardant Health, Inc.†	24,042	2,296,011
Immunomedics, Inc.†	39,555	1,762,571
Iovance Biotherapeutics, Inc.†	5,644	188,115
Relay Therapeutics, Inc.†	5,801	233,142
Y-mAbs Therapeutics, Inc.†	21,916	943,046

		10,520,928

Medical-Drugs - 0.7%

MyoKardia, Inc.†	9,527	1,042,635

Medical-Generic Drugs - 1.0%

Momenta Pharmaceuticals, Inc.†	28,263	1,474,481

Medical-HMO - 1.4%

Molina Healthcare, Inc.†	11,380	2,104,959

Metal Processors & Fabrication - 0.9%

RBC Bearings, Inc.†	9,792	1,292,936

Multimedia - 1.1%

FactSet Research Systems, Inc.	4,493	1,574,347

Office Automation & Equipment - 1.1%

Zebra Technologies Corp., Class A†	5,743	1,645,542

Office Supplies & Forms - 0.7%

Avery Dennison Corp.	8,271	954,391

Power Converter/Supply Equipment - 2.0%

Generac Holdings, Inc.†	15,026	2,854,639

Racetracks - 0.6%

Churchill Downs, Inc.	4,926	860,868

Recreational Vehicles - 0.8%

Brunswick Corp.	18,172	1,124,665

Retail-Automobile - 0.2%

Vroom, Inc.†	5,114	350,974

Retail-Discount - 0.6%

Ollie’s Bargain Outlet Holdings, Inc.†	9,761	932,566

Retail-Floor Coverings - 1.3%

Floor & Decor Holdings, Inc., Class A†	25,774	1,887,688

Retail-Home Furnishings - 0.9%

RH†#	3,808	1,258,734

Retail-Misc./Diversified - 0.7%

Five Below, Inc.†	9,546	1,044,810

Retail-Pet Food & Supplies - 0.9%

Freshpet, Inc.†	11,808	1,341,389

Retail-Restaurants - 2.7%

Dunkin’ Brands Group, Inc.	18,666	1,420,109
Texas Roadhouse, Inc.	18,678	1,176,527
Wingstop, Inc.	8,355	1,365,207

		3,961,843

Schools - 0.8%

Chegg, Inc.†	15,227	1,122,839

Semiconductor Equipment - 4.2%

Entegris, Inc.	33,869	2,265,497
MKS Instruments, Inc.	16,960	2,027,229
Teradyne, Inc.	21,910	1,861,693

		6,154,419

Telecom Equipment-Fiber Optics - 0.9%

Ciena Corp.†	22,898	1,299,919

Therapeutics - 3.9%

Agios Pharmaceuticals, Inc.†	32,596	1,336,762
Neurocrine Biosciences, Inc.†	19,803	2,305,465
Sarepta Therapeutics, Inc.†	14,249	2,086,339

		5,728,566

Transport-Truck - 0.5%

XPO Logistics, Inc.†	8,044	710,044

Veterinary Diagnostics - 1.7%

Elanco Animal Health, Inc.†	51,924	1,508,911
Neogen Corp.†	12,004	914,705

		2,423,616

Total Long-Term Investment Securities
(cost $109,533,089)		144,436,633

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.5%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.00%(1)	1,275,367	1,275,367
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(1)(2)	930,702	930,702

Total Short-Term Investment Securities
(cost $2,206,069)		2,206,069

TOTAL INVESTMENTS
(cost $111,739,158)	100.2%	146,642,702
Liabilities in excess of other assets	(0.2)	(338,854)

NET ASSETS	100.0%	$146,303,848

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2020.
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $5,627,052. This was secured by collateral of $930,702, which was received in cash and subsequently invested in short-term investments currently valued at $930,702 as reported in the Portfolio of Investments. Additional collateral of $4,784,429 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$44,566
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	82,689
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	3,795
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	97,700
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	4,555,679

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$144,436,633	$—	$—	$144,436,633
Short-Term Investment Securities	2,206,069	—	—	2,206,069

Total Investments at Value	$146,642,702	$—	$—	$146,642,702

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.0%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	69,675	$1,237,428
Omnicom Group, Inc.#	38,320	2,072,729

		3,310,157

Aerospace/Defense - 1.4%

Boeing Co.	95,871	16,472,555
General Dynamics Corp.	41,553	6,205,941
Lockheed Martin Corp.	44,132	17,222,954
Northrop Grumman Corp.	27,724	9,498,520
Raytheon Technologies Corp.	263,018	16,044,098
Teledyne Technologies, Inc.†	6,556	2,056,027
TransDigm Group, Inc.	8,993	4,493,532

		71,993,627

Aerospace/Defense-Equipment - 0.2%

Howmet Aerospace, Inc.	68,630	1,202,398
L3Harris Technologies, Inc.	38,604	6,977,287

		8,179,685

Agricultural Biotech - 0.1%

Corteva, Inc.	133,830	3,820,846

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	38,233	1,247,543
Mosaic Co.	62,358	1,136,786

		2,384,329

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	99,338	4,446,369

Airlines - 0.2%

Alaska Air Group, Inc.	21,921	853,823
American Airlines Group, Inc.#	88,878	1,159,858
Delta Air Lines, Inc.	101,516	3,131,769
Southwest Airlines Co.	95,914	3,604,448
United Airlines Holdings, Inc.†	45,186	1,626,696

		10,376,594

Apparel Manufacturers - 0.1%

Hanesbrands, Inc.#	62,239	951,634
PVH Corp.	12,686	707,371
Ralph Lauren Corp.	8,544	588,084
Tapestry, Inc.	49,375	727,294
Under Armour, Inc., Class A†	33,700	330,597
Under Armour, Inc., Class C†	35,142	311,007
VF Corp.	57,022	3,749,196

		7,365,183

Appliances - 0.0%

Whirlpool Corp.	11,117	1,975,713

Applications Software - 6.5%

Intuit, Inc.	46,633	16,106,572
Microsoft Corp.	1,356,141	305,850,480
ServiceNow, Inc.†	34,104	16,438,810

		338,395,862

Athletic Footwear - 0.5%

NIKE, Inc., Class B	221,751	24,811,719

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co.	698,540	4,764,043
General Motors Co.	225,208	6,672,913

		11,436,956

Auto-Heavy Duty Trucks - 0.2%

Cummins, Inc.	26,382	5,467,669
PACCAR, Inc.	61,826	5,307,144

		10,774,813

Auto/Truck Parts & Equipment-Original - 0.1%

Aptiv PLC	47,935	4,128,162
BorgWarner, Inc.	37,073	1,504,793

		5,632,955

Banks-Commercial - 0.4%

Citizens Financial Group, Inc.	76,291	1,973,648
First Republic Bank	30,663	3,462,159
M&T Bank Corp.	22,939	2,368,681
Regions Financial Corp.	171,139	1,978,367
SVB Financial Group†	9,212	2,352,561
Truist Financial Corp.	240,967	9,351,929
Zions Bancorp NA	29,304	942,417

		22,429,762

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp.	144,091	5,328,485
Northern Trust Corp.	37,206	3,046,799
State Street Corp.	62,940	4,285,585

		12,660,869

Banks-Super Regional - 0.8%

Comerica, Inc.	24,863	982,834
Fifth Third Bancorp	127,310	2,630,225
Huntington Bancshares, Inc.	181,372	1,706,710
KeyCorp	174,431	2,148,990
PNC Financial Services Group, Inc.	75,870	8,436,744
US Bancorp	245,126	8,922,586
Wells Fargo & Co.	667,211	16,113,146

		40,941,235

Beverages-Non-alcoholic - 1.4%

Coca-Cola Co.	691,246	34,237,414
Monster Beverage Corp.†	66,855	5,606,460
PepsiCo, Inc.	248,126	34,752,528

		74,596,402

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class B	32,613	2,386,293

Brewery - 0.1%

Constellation Brands, Inc., Class A	30,035	5,540,857
Molson Coors Beverage Co., Class B	33,630	1,265,833

		6,806,690

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†#	28,617	631,434
Discovery, Inc., Class C†	56,573	1,129,763
Fox Corp., Class A	61,275	1,707,122
Fox Corp., Class B	28,479	791,716

		4,260,035

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	24,983	2,100,571

Building Products-Air & Heating - 0.2%

Carrier Global Corp.	145,601	4,346,190
Johnson Controls International PLC	133,024	5,418,067

		9,764,257

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	11,130	2,257,943

Vulcan Materials Co.	23,682	2,841,840

		5,099,783

Building Products-Wood - 0.1%

Masco Corp.	47,168	2,749,894

Building-Maintenance & Services - 0.0%

Rollins, Inc.	25,204	1,389,749

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	59,160	4,222,249
Lennar Corp., Class A	49,109	3,674,335
NVR, Inc.†	617	2,571,866
PulteGroup, Inc.	45,076	2,009,939

		12,478,389

Cable/Satellite TV - 1.1%

Charter Communications, Inc., Class A†	26,952	16,591,921
Comcast Corp., Class A	814,516	36,498,462
DISH Network Corp., Class A†	45,987	1,633,458

		54,723,841

Casino Hotels - 0.1%

Las Vegas Sands Corp.	60,094	3,047,367
MGM Resorts International	88,202	1,984,545
Wynn Resorts, Ltd.	17,362	1,518,307

		6,550,219

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	104,122	12,148,955

Chemicals-Diversified - 0.5%

Celanese Corp.	21,143	2,138,615
Dow, Inc.	132,466	5,976,866
DuPont de Nemours, Inc.	131,224	7,317,050
Eastman Chemical Co.	24,302	1,776,719
FMC Corp.	23,149	2,473,702
LyondellBasell Industries NV, Class A	45,951	3,008,872
PPG Industries, Inc.	42,191	5,079,796

		27,771,620

Chemicals-Specialty - 0.2%

Albemarle Corp.	19,013	1,730,373
Ecolab, Inc.	44,224	8,715,666
International Flavors & Fragrances, Inc.#	19,108	2,365,379

		12,811,418

Coatings/Paint - 0.2%

Sherwin-Williams Co.	14,452	9,698,015

Commercial Services - 0.1%

Cintas Corp.	15,072	5,022,593
Nielsen Holdings PLC	63,748	974,070
Quanta Services, Inc.	24,616	1,261,570

		7,258,233

Commercial Services-Finance - 2.0%

Automatic Data Processing, Inc.	76,856	10,689,901
Equifax, Inc.	21,708	3,652,805
FleetCor Technologies, Inc.†	14,986	3,768,230
Global Payments, Inc.	53,489	9,447,227
H&R Block, Inc.#	34,421	499,105
IHS Markit, Ltd.	71,338	5,701,333
MarketAxess Holdings, Inc.	6,778	3,293,701
Moody’s Corp.	28,836	8,496,239
PayPal Holdings, Inc.†	209,974	42,864,092
S&P Global, Inc.	43,080	15,785,374

		104,198,007

Computer Aided Design - 0.5%

ANSYS, Inc.†	15,364	5,208,550
Autodesk, Inc.†	39,198	9,630,948
Cadence Design Systems, Inc.†	49,926	5,537,293
Synopsys, Inc.†	26,966	5,967,576

		26,344,367

Computer Data Security - 0.1%

Fortinet, Inc.†	23,993	3,167,196

Computer Services - 1.1%

Accenture PLC, Class A	113,919	27,332,586
Cognizant Technology Solutions Corp., Class A	96,671	6,463,423
DXC Technology Co.	45,378	906,652
International Business Machines Corp.	158,781	19,579,285
Leidos Holdings, Inc.	23,877	2,160,630

		56,442,576

Computer Software - 0.1%

Akamai Technologies, Inc.†	29,019	3,378,682
Citrix Systems, Inc.	20,752	3,013,191

		6,391,873

Computers - 7.3%

Apple, Inc.	2,914,396	376,073,660
Hewlett Packard Enterprise Co.	229,753	2,221,711
HP, Inc.	255,718	4,999,287

		383,294,658

Computers-Memory Devices - 0.1%

NetApp, Inc.	39,553	1,874,417
Seagate Technology PLC	40,385	1,938,076
Western Digital Corp.	53,595	2,059,120

		5,871,613

Consulting Services - 0.1%

Gartner, Inc.†	15,948	2,070,369
Verisk Analytics, Inc.	29,016	5,416,417

		7,486,786

Consumer Products-Misc. - 0.3%

Clorox Co.	22,372	5,000,142
Kimberly-Clark Corp.	60,899	9,607,426

		14,607,568

Containers-Metal/Glass - 0.1%

Ball Corp.	58,298	4,685,410

Containers-Paper/Plastic - 0.1%

Amcor PLC	281,556	3,114,009
Packaging Corp. of America	16,961	1,717,132
Sealed Air Corp.	27,837	1,093,994
WestRock Co.	46,362	1,406,160

		7,331,295

Cosmetics & Toiletries - 1.6%

Colgate-Palmolive Co.	153,172	12,140,413
Coty, Inc., Class A	53,221	190,531

Estee Lauder Cos., Inc., Class A	40,194	8,911,814
Procter & Gamble Co.	442,717	61,241,042

		82,483,800

Cruise Lines - 0.1%

Carnival Corp.	84,722	1,396,219
Norwegian Cruise Line Holdings, Ltd.†	48,823	835,361
Royal Caribbean Cruises, Ltd.	30,704	2,113,663

		4,345,243

Data Processing/Management - 0.7%

Broadridge Financial Solutions, Inc.	20,533	2,821,234
Fidelity National Information Services, Inc.	110,486	16,666,813
Fiserv, Inc.†	100,567	10,014,462
Jack Henry & Associates, Inc.	13,701	2,266,419
Paychex, Inc.	57,093	4,365,902

		36,134,830

Decision Support Software - 0.1%

MSCI, Inc.	15,203	5,674,824

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	12,817	3,806,392
DENTSPLY SIRONA, Inc.	39,178	1,757,917

		5,564,309

Diagnostic Equipment - 1.0%

Danaher Corp.	112,528	23,233,656
Thermo Fisher Scientific, Inc.	70,629	30,298,429

		53,532,085

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	15,189	5,939,810

Dialysis Centers - 0.0%

DaVita, Inc.†	15,248	1,322,916

Disposable Medical Products - 0.1%

Teleflex, Inc.	8,302	3,262,271

Distribution/Wholesale - 0.3%

Copart, Inc.†	36,947	3,817,364
Fastenal Co.	102,437	5,005,072
LKQ Corp.†	54,359	1,725,355
WW Grainger, Inc.	7,745	2,830,255

		13,378,046

Diversified Banking Institutions - 2.5%

Bank of America Corp.	1,396,308	35,940,968
Citigroup, Inc.	372,289	19,031,414
Goldman Sachs Group, Inc.	55,347	11,338,940
JPMorgan Chase & Co.	544,898	54,593,330
Morgan Stanley	214,147	11,191,322

		132,095,974

Diversified Manufacturing Operations - 1.1%

3M Co.	102,862	16,768,563
A.O. Smith Corp.	24,159	1,183,066
Eaton Corp. PLC	71,532	7,303,417
General Electric Co.	1,564,236	9,917,256
Illinois Tool Works, Inc.	51,413	10,156,638
Parker-Hannifin Corp.	22,956	4,729,166
Textron, Inc.	40,709	1,605,156
Trane Technologies PLC	42,777	5,064,369

		56,727,631

Drug Delivery Systems - 0.4%

Becton Dickinson and Co.	52,732	12,801,748
DexCom, Inc.†	16,506	7,021,817

		19,823,565

E-Commerce/Products - 5.1%

Amazon.com, Inc.†	74,924	258,559,727
eBay, Inc.	118,120	6,470,614

		265,030,341

E-Commerce/Services - 0.3%

Booking Holdings, Inc.†	7,320	13,984,494
Cars.com, Inc.†	1	8
Expedia Group, Inc.	24,225	2,377,684

		16,362,186

E-Services/Consulting - 0.1%

CDW Corp.	25,451	2,892,506

Electric Products-Misc. - 0.2%

AMETEK, Inc.	41,029	4,131,620
Emerson Electric Co.	106,847	7,422,661

		11,554,281

Electric-Distribution - 0.2%

CenterPoint Energy, Inc.	97,406	1,954,938
Consolidated Edison, Inc.	59,747	4,262,351
Sempra Energy	52,314	6,468,626

		12,685,915

Electric-Integrated - 2.4%

AES Corp.	118,905	2,110,564
Alliant Energy Corp.	44,619	2,416,119
Ameren Corp.	44,152	3,492,865
American Electric Power Co., Inc.	88,624	6,986,230
CMS Energy Corp.	51,184	3,096,120
Dominion Energy, Inc.	150,084	11,772,589
DTE Energy Co.	34,445	4,087,588
Duke Energy Corp.	131,413	10,557,720
Edison International	67,586	3,546,913
Entergy Corp.	35,794	3,548,617
Evergy, Inc.	40,548	2,157,964
Eversource Energy	60,166	5,156,828
Exelon Corp.	174,252	6,431,641
FirstEnergy Corp.	96,881	2,769,828
NextEra Energy, Inc.	87,527	24,434,913
Pinnacle West Capital Corp.	20,116	1,475,509
PPL Corp.	137,478	3,798,517
Public Service Enterprise Group, Inc.	90,420	4,723,541
Southern Co.	188,836	9,853,462
WEC Energy Group, Inc.	56,409	5,306,959
Xcel Energy, Inc.	93,890	6,523,008

		124,247,495

Electronic Components-Misc. - 0.1%

Garmin, Ltd.	25,961	2,689,819

Electronic Components-Semiconductors - 3.7%

Advanced Micro Devices, Inc.†	209,443	19,021,613
Broadcom, Inc.	71,494	24,819,142
Intel Corp.	757,163	38,577,455

IPG Photonics Corp.†	6,354	1,027,632
Microchip Technology, Inc.	43,873	4,812,868
Micron Technology, Inc.†	198,892	9,051,575
NVIDIA Corp.	110,004	58,849,940
Qorvo, Inc.†	20,518	2,631,844
Skyworks Solutions, Inc.	29,836	4,321,745
Texas Instruments, Inc.	164,125	23,330,369
Xilinx, Inc.	43,485	4,529,397

		190,973,580

Electronic Connectors - 0.2%

Amphenol Corp., Class A	52,914	5,809,957
TE Connectivity, Ltd.	58,987	5,698,144

		11,508,101

Electronic Forms - 0.8%

Adobe, Inc.†	86,161	44,234,196

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	55,219	5,545,092
FLIR Systems, Inc.	23,399	863,423
Fortive Corp.	53,012	3,822,695
Keysight Technologies, Inc.†	33,447	3,295,199
Roper Technologies, Inc.	18,669	7,975,210

		21,501,619

Electronic Security Devices - 0.0%

Allegion PLC	16,492	1,705,108

Engineering/R&D Services - 0.0%

Jacobs Engineering Group, Inc.	23,266	2,100,222

Enterprise Software/Service - 1.3%

Oracle Corp.	372,209	21,297,799
Paycom Software, Inc.†	8,627	2,583,441
salesforce.com, Inc.†	161,125	43,930,731
Tyler Technologies, Inc.†	7,112	2,455,845

		70,267,816

Entertainment Software - 0.4%

Activision Blizzard, Inc.	137,786	11,507,887
Electronic Arts, Inc.†	51,626	7,200,278
Take-Two Interactive Software, Inc.†	20,377	3,488,339

		22,196,504

Finance-Consumer Loans - 0.0%

Synchrony Financial	96,033	2,382,579

Finance-Credit Card - 2.7%

American Express Co.	118,041	11,991,785
Capital One Financial Corp.	81,422	5,620,561
Discover Financial Services	54,775	2,907,457
Mastercard, Inc., Class A	158,051	56,612,288
Visa, Inc., Class A	301,705	63,958,443
Western Union Co.	73,482	1,733,440

		142,823,974

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	204,901	7,280,132

Finance-Other Services - 0.5%

Cboe Global Markets, Inc.	19,621	1,801,011
CME Group, Inc.	64,126	11,277,840
Intercontinental Exchange, Inc.	97,860	10,395,668
Nasdaq, Inc.	20,540	2,760,987

		26,235,506

Food-Confectionery - 0.4%

Hershey Co.	26,359	3,918,002
J.M. Smucker Co.	20,393	2,450,831
Mondelez International, Inc., Class A	255,272	14,912,990

		21,281,823

Food-Meat Products - 0.1%

Hormel Foods Corp.#	50,119	2,555,067
Tyson Foods, Inc., Class A	52,632	3,305,289

		5,860,356

Food-Misc./Diversified - 0.5%

Campbell Soup Co.	30,261	1,592,031
Conagra Brands, Inc.	87,104	3,341,310
General Mills, Inc.	108,395	6,931,860
Kellogg Co.	44,734	3,172,088
Kraft Heinz Co.	111,435	3,904,682
Lamb Weston Holdings, Inc.	26,116	1,641,391
McCormick & Co., Inc.	22,111	4,559,288

		25,142,650

Food-Retail - 0.1%

Kroger Co.	140,594	5,016,394

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	90,777	5,459,329

Gas-Distribution - 0.1%

Atmos Energy Corp.	21,873	2,183,363
NiSource, Inc.	68,456	1,516,985

		3,700,348

Gold Mining - 0.2%

Newmont Corp.	143,525	9,656,362

Home Decoration Products - 0.0%

Newell Brands, Inc.	68,257	1,090,747

Home Furnishings - 0.0%

Leggett & Platt, Inc.	23,660	970,060

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.	49,582	4,480,230
Marriott International, Inc., Class A	48,128	4,952,852

		9,433,082

Human Resources - 0.0%

Robert Half International, Inc.	20,495	1,090,334

Independent Power Producers - 0.0%

NRG Energy, Inc.	43,650	1,501,996

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	20,713	4,774,968

Industrial Gases - 0.7%

Air Products & Chemicals, Inc.	39,495	11,542,809
Linde PLC	93,918	23,455,081

		34,997,890

Instruments-Controls - 0.5%

Honeywell International, Inc.	125,511	20,778,346
Mettler-Toledo International, Inc.†	4,276	4,151,055

		24,929,401

Instruments-Scientific - 0.1%

PerkinElmer, Inc.	19,919	2,344,864
Waters Corp.†	11,072	2,394,431

		4,739,295

Insurance Brokers - 0.5%

Aon PLC, Class A	41,325	8,264,587
Arthur J. Gallagher & Co.	33,910	3,570,723
Marsh & McLennan Cos., Inc.	91,242	10,484,618
Willis Towers Watson PLC	23,021	4,731,506

		27,051,434

Insurance-Life/Health - 0.3%

Aflac, Inc.	128,312	4,660,292
Globe Life, Inc.	17,512	1,444,390
Lincoln National Corp.	34,554	1,245,672
Principal Financial Group, Inc.	45,547	1,917,984
Prudential Financial, Inc.	70,639	4,787,205
Unum Group	36,378	672,265

		14,727,808

Insurance-Multi-line - 0.6%

Allstate Corp.	56,173	5,224,089
American International Group, Inc.(1)	154,023	4,488,230
Chubb, Ltd.	80,716	10,089,500
Cincinnati Financial Corp.	26,983	2,142,720
Hartford Financial Services Group, Inc.	64,034	2,590,175
Loews Corp.	43,282	1,552,093
MetLife, Inc.	137,959	5,305,903

		31,392,710

Insurance-Property/Casualty - 1.8%

Assurant, Inc.	10,668	1,296,802
Berkshire Hathaway, Inc., Class B†	347,648	75,801,170
Progressive Corp.	104,668	9,947,647
Travelers Cos., Inc.	45,215	5,246,749
WR Berkley Corp.	25,248	1,566,638

		93,859,006

Insurance-Reinsurance - 0.0%

Everest Re Group, Ltd.	7,151	1,573,792

Internet Brokers - 0.0%

E*TRADE Financial Corp.	39,528	2,138,465

Internet Content-Entertainment - 3.3%

Facebook, Inc., Class A†	430,004	126,077,173
Netflix, Inc.†	78,649	41,649,364
Twitter, Inc.†	140,315	5,693,983

		173,420,520

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	10,890	1,441,074

Internet Security - 0.0%

NortonLifeLock, Inc.	96,909	2,279,300

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	21,877	3,430,314
BlackRock, Inc.	27,587	16,391,919
Franklin Resources, Inc.	49,603	1,044,639
Invesco, Ltd.	67,293	686,389
Raymond James Financial, Inc.	21,809	1,651,377
T. Rowe Price Group, Inc.	40,693	5,664,873

		28,869,511

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	96,789	13,774,043

Machinery-Farming - 0.2%

Deere & Co.	55,949	11,752,647

Machinery-General Industrial - 0.2%

IDEX Corp.	13,482	2,429,861
Otis Worldwide Corp.	72,799	4,579,057
Westinghouse Air Brake Technologies Corp.	32,329	2,151,495

		9,160,413

Machinery-Pumps - 0.2%

Dover Corp.	25,743	2,827,611
Flowserve Corp.	23,270	690,654
Ingersoll Rand, Inc.†	61,835	2,167,935
Xylem, Inc.	32,174	2,579,711

		8,265,911

Medical Information Systems - 0.1%

Cerner Corp.	54,427	3,993,309

Medical Instruments - 1.2%

Boston Scientific Corp.†	255,492	10,480,282
Edwards Lifesciences Corp.†	110,815	9,512,360
Intuitive Surgical, Inc.†	20,854	15,240,937
Medtronic PLC	239,823	25,773,778

		61,007,357

Medical Labs & Testing Services - 0.2%

IQVIA Holdings, Inc.†	31,761	5,200,864
Laboratory Corp. of America Holdings†	17,382	3,054,887
Quest Diagnostics, Inc.	23,914	2,660,193

		10,915,944

Medical Products - 1.5%

Abbott Laboratories	316,322	34,627,769
ABIOMED, Inc.†	8,040	2,473,265
Baxter International, Inc.	90,995	7,922,935
Cooper Cos., Inc.	8,786	2,762,143
Henry Schein, Inc.†	25,529	1,696,147
Hologic, Inc.†	46,174	2,757,511
STERIS PLC	15,192	2,425,251
Stryker Corp.	57,647	11,423,329
Varian Medical Systems, Inc.†	16,240	2,820,401
West Pharmaceutical Services, Inc.	13,163	3,737,765
Zimmer Biomet Holdings, Inc.	36,981	5,209,883

		77,856,399

Medical-Biomedical/Gene - 1.8%

Alexion Pharmaceuticals, Inc.†	39,490	4,510,548
Amgen, Inc.	105,196	26,648,251
Bio-Rad Laboratories, Inc., Class A†	3,823	1,944,340
Biogen, Inc.†	29,182	8,393,910
Gilead Sciences, Inc.	224,252	14,968,821
Illumina, Inc.†	26,288	9,390,599
Incyte Corp.†	32,265	3,108,733
Regeneron Pharmaceuticals, Inc.†	18,038	11,182,297

Vertex Pharmaceuticals, Inc.†	46,366	12,941,678

		93,089,177

Medical-Drugs - 4.6%

AbbVie, Inc.	315,159	30,182,778
Bristol-Myers Squibb Co.	404,636	25,168,359
Eli Lilly & Co.	150,608	22,348,721
Johnson & Johnson	471,142	72,277,894
Merck & Co., Inc.	451,383	38,489,429
Pfizer, Inc.	993,367	37,539,339
Zoetis, Inc.	84,933	13,597,773

		239,604,293

Medical-Generic Drugs - 0.1%

Mylan NV†	92,446	1,514,266
Perrigo Co. PLC	24,377	1,274,917

		2,789,183

Medical-HMO - 1.6%

Anthem, Inc.	45,086	12,692,611
Centene Corp.†	103,565	6,350,606
Humana, Inc.	23,642	9,815,449
UnitedHealth Group, Inc.	169,598	53,007,855

		81,866,521

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.	47,094	6,391,598
Universal Health Services, Inc., Class B	13,890	1,532,761

		7,924,359

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	26,553	2,576,438
Cardinal Health, Inc.	52,216	2,650,484
McKesson Corp.	28,943	4,441,014

		9,667,936

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	259,655	4,053,215

Multimedia - 0.8%

Walt Disney Co.	323,013	42,595,724

Networking Products - 0.7%

Arista Networks, Inc.†	9,612	2,147,801
Cisco Systems, Inc.	758,393	32,019,353

		34,167,154

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	37,569	3,483,398
Waste Management, Inc.	69,432	7,915,248

		11,398,646

Office Automation & Equipment - 0.1%

Xerox Holdings Corp.	32,748	617,627
Zebra Technologies Corp., Class A†	9,494	2,720,316

		3,337,943

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	14,895	1,718,734

Oil Companies-Exploration & Production - 0.5%

Apache Corp.	67,495	998,926
Cabot Oil & Gas Corp.	71,276	1,352,106
Concho Resources, Inc.	35,175	1,828,397
ConocoPhillips	191,781	7,266,582
Devon Energy Corp.	68,438	743,921
Diamondback Energy, Inc.	28,222	1,099,529
EOG Resources, Inc.	104,086	4,719,259
Hess Corp.	46,687	2,149,469
Marathon Oil Corp.	141,331	746,228
Noble Energy, Inc.	85,784	853,551
Occidental Petroleum Corp.	160,950	2,050,503
Pioneer Natural Resources Co.	29,483	3,064,168

		26,872,639

Oil Companies-Integrated - 1.1%

Chevron Corp.	333,870	28,021,709
Exxon Mobil Corp.	756,127	30,199,712

		58,221,421

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	69,426	833,112

Oil Refining & Marketing - 0.3%

HollyFrontier Corp.	26,634	635,754
Marathon Petroleum Corp.	116,286	4,123,501
Phillips 66	78,090	4,565,922
Valero Energy Corp.	72,908	3,834,232

		13,159,409

Oil-Field Services - 0.2%

Baker Hughes Co.	117,139	1,672,745
Halliburton Co.	156,883	2,538,367
Schlumberger, Ltd.	248,181	4,717,921
TechnipFMC PLC	75,216	579,163

		9,508,196

Paper & Related Products - 0.1%

International Paper Co.	70,288	2,549,346

Pharmacy Services - 0.5%

Cigna Corp.	65,985	11,703,760
CVS Health Corp.	233,745	14,520,239

		26,223,999

Pipelines - 0.2%

Kinder Morgan, Inc.	347,802	4,806,623
ONEOK, Inc.	78,668	2,161,797
Williams Cos., Inc.	216,955	4,503,986

		11,472,406

Publishing-Newspapers - 0.0%

News Corp., Class A	69,539	1,051,430
News Corp., Class B	21,777	328,179

		1,379,609

Real Estate Investment Trusts - 2.5%

Alexandria Real Estate Equities, Inc.	22,567	3,799,831
American Tower Corp.	79,276	19,751,615
Apartment Investment & Management Co., Class A	26,621	959,155
AvalonBay Communities, Inc.	25,167	3,977,896
Boston Properties, Inc.	25,839	2,244,634
Crown Castle International Corp.	74,527	12,166,533
Digital Realty Trust, Inc.	47,982	7,468,398
Duke Realty Corp.	65,878	2,539,597
Equinix, Inc.	15,830	12,502,217
Equity Residential	62,555	3,531,230

Essex Property Trust, Inc.	11,699	2,532,950
Extra Space Storage, Inc.	23,085	2,459,707
Federal Realty Investment Trust	12,579	996,760
Healthpeak Properties, Inc.	96,259	2,660,599
Host Hotels & Resorts, Inc.	126,067	1,415,732
Iron Mountain, Inc.#	51,482	1,549,093
Kimco Realty Corp.	77,349	927,415
Mid-America Apartment Communities, Inc.	20,449	2,394,987
Prologis, Inc.	132,080	13,453,669
Public Storage	26,882	5,709,737
Realty Income Corp.	61,413	3,809,448
Regency Centers Corp.	30,335	1,204,603
SBA Communications Corp.	19,962	6,109,769
Simon Property Group, Inc.	54,676	3,709,767
SL Green Realty Corp.	13,687	640,004
UDR, Inc.	52,734	1,835,671
Ventas, Inc.	66,717	2,749,408
Vornado Realty Trust	28,365	1,016,318
Welltower, Inc.	74,658	4,294,328
Weyerhaeuser Co.	133,443	4,044,657

		132,455,728

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	59,937	2,818,837

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	12,885	2,281,289

Respiratory Products - 0.1%

ResMed, Inc.	25,871	4,676,959

Retail-Apparel/Shoe - 0.2%

Gap, Inc.	38,069	662,020
L Brands, Inc.	41,735	1,227,009
Ross Stores, Inc.	63,554	5,788,498

		7,677,527

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	12,357	1,931,523
AutoZone, Inc.†	4,175	4,994,594
Genuine Parts Co.	25,798	2,436,363
O’Reilly Automotive, Inc.†	13,274	6,180,773

		15,543,253

Retail-Automobile - 0.1%

CarMax, Inc.†	29,103	3,111,984

Retail-Building Products - 1.5%

Home Depot, Inc.	192,335	54,823,168
Lowe’s Cos., Inc.	135,017	22,235,950

		77,059,118

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	40,650	4,508,491

Retail-Discount - 1.7%

Costco Wholesale Corp.	78,958	27,450,538
Dollar General Corp.	45,016	9,087,830
Dollar Tree, Inc.†	42,424	4,084,159
Target Corp.	89,417	13,520,745
Walmart, Inc.	253,218	35,159,319

		89,302,591

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc.	131,773	5,010,009

Retail-Gardening Products - 0.1%

Tractor Supply Co.	20,678	3,077,507

Retail-Jewelry - 0.0%

Tiffany & Co.	19,530	2,392,425

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	214,215	11,736,840

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	10,070	2,338,053

Retail-Regional Department Stores - 0.0%

Kohl’s Corp.	28,207	602,501

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†	4,589	6,012,875
Darden Restaurants, Inc.	23,226	2,012,998
Domino’s Pizza, Inc.	6,997	2,861,493
McDonald’s Corp.	132,970	28,391,754
Starbucks Corp.	208,891	17,645,023
Yum! Brands, Inc.	53,825	5,159,126

		62,083,269

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	75,941	803,456

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	65,885	7,700,639
Maxim Integrated Products, Inc.	47,681	3,263,287
QUALCOMM, Inc.	201,170	23,959,347

		34,923,273

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	163,893	10,095,809
KLA Corp.	27,727	5,687,917
Lam Research Corp.	25,959	8,731,050

		24,514,776

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	7,238	1,096,702

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	43,973	4,213,933

Steel-Producers - 0.1%

Nucor Corp.	53,852	2,448,112

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	135,731	4,405,828

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	59,256	1,481,400

Telephone-Integrated - 1.6%

AT&T, Inc.	1,274,158	37,982,650
CenturyLink, Inc.	176,639	1,898,869
Verizon Communications, Inc.	739,994	43,859,445

		83,740,964

Television - 0.1%

ViacomCBS, Inc., Class B	96,672	2,692,315

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	10,638	982,207

Theaters - 0.0%

Live Nation Entertainment, Inc.†	25,407	1,443,118

Tobacco - 0.7%

Altria Group, Inc.	332,331	14,536,158
Philip Morris International, Inc.	278,460	22,218,323

		36,754,481

Tools-Hand Held - 0.1%

Snap-on, Inc.	9,720	1,441,184
Stanley Black & Decker, Inc.	27,562	4,445,751

		5,886,935

Toys - 0.0%

Hasbro, Inc.	22,787	1,798,806

Transport-Rail - 0.9%

CSX Corp.	136,887	10,466,380
Kansas City Southern	16,992	3,093,224
Norfolk Southern Corp.	45,813	9,736,637
Union Pacific Corp.	121,348	23,352,209

		46,648,450

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.	24,072	2,366,278
Expeditors International of Washington, Inc.	29,762	2,630,663
FedEx Corp.	42,982	9,449,163
United Parcel Service, Inc., Class B	125,917	20,602,539

		35,048,643

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	15,088	2,120,468
Old Dominion Freight Line, Inc.	16,874	3,411,585

		5,532,053

Water - 0.1%

American Water Works Co., Inc.	32,373	4,575,600

Water Treatment Systems - 0.0%

Pentair PLC	29,637	1,337,814

Web Hosting/Design - 0.1%

VeriSign, Inc.†	18,183	3,905,708

Web Portals/ISP - 3.3%

Alphabet, Inc., Class A†	53,657	87,435,691
Alphabet, Inc., Class C†	52,300	85,467,614

		172,903,305

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	30,413	4,706,412

Total Common Stocks
(cost $2,094,821,481)		5,176,387,943

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Occidental Petroleum Corp. Expires 08/03/2027 (cost $103,806)	20,971	61,865

Total Long-Term Investment Securities
(cost $2,094,925,287)		5,176,449,808

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(2)(3)	483,771	483,771

U.S. Government Treasuries - 0.2%

United States Treasury Bills 0.15% due 06/17/2021(4)	$5,000,000	4,994,782
0.16% due 04/22/2021(4)	3,700,000	3,696,887
0.21% due 10/08/2020(4)	1,500,000	1,499,851

		10,191,520

Total Short-Term Investment Securities
(cost $10,673,754)		10,675,291

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $36,464,000 collateralized by $34,584,500 of United States Treasury Notes, bearing interest at 1.63%, due 05/15/2026 and having an approximate value of $ 37,193,313 (cost $36,464,000)	36,464,000	36,464,000

TOTAL INVESTMENTS
(cost $2,142,063,041)	99.9%	5,223,589,099
Other assets less liabilities	0.1	4,597,659

NET ASSETS	100.0%	$5,228,186,758

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The rate shown is the 7-day yield as of August 31, 2020.
(3)

At August 31, 2020, the Fund had loaned securities with a total value of $9,399,742. This was secured by collateral of $483,771, which was received in cash and subsequently invested in short-term investments currently valued at $483,771 as reported in the Portfolio of Investments. Additional collateral of $9,393,793 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	1,537,052
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 05/25/2050	2,851,902
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	130,875
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	121,341
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/15/2020 to 11/15/2049	4,752,623

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

299	Long	S&P 500 E-Mini Index	September 2020	$48,644,833	$52,308,555	$3,663,722

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$5,176,387,943	$—	—	$5,176,387,943
Warrants	61,865	—	—	61,865
Short-Term Investment Securities:
Registered Investment Companies	483,771	—	—	483,771
U.S. Government Treasuries	—	10,191,520	—	10,191,520
Repurchase Agreements	—	36,464,000	—	36,464,000

Total Investments at Value	$5,176,933,579	$46,655,520	$—	$5,223,589,099

Other Financial Instruments:†

Futures Contracts	$3,663,722	$—	$—	$3,663,722

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.9%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	7,331	$130,199
Omnicom Group, Inc.	1,539	83,244

		213,443

Advertising Services - 0.0%

Trade Desk, Inc., Class A†	111	53,424

Aerospace/Defense - 0.5%

General Dynamics Corp.	374	55,857
Lockheed Martin Corp.	523	204,106
Northrop Grumman Corp.	376	128,821
Raytheon Technologies Corp.	2,787	170,007
Spirit AeroSystems Holdings, Inc., Class A	3,128	64,312
Teledyne Technologies, Inc.†	178	55,822
TransDigm Group, Inc.	70	34,977

		713,902

Aerospace/Defense-Equipment - 0.1%

Hexcel Corp.	1,070	42,147
L3Harris Technologies, Inc.	584	105,552

		147,699

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	1,228	40,070

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	1,370	61,321
Bunge, Ltd.	745	33,987

		95,308

Airlines - 0.4%

Alaska Air Group, Inc.	3,574	139,207
Copa Holdings SA, Class A	1,987	105,808
Delta Air Lines, Inc.	3,140	96,869
Southwest Airlines Co.	2,622	98,535
United Airlines Holdings, Inc.†	1,536	55,296

		495,715

Apparel Manufacturers - 0.8%

Capri Holdings, Ltd.†	8,770	138,917
Carter’s, Inc.#	1,381	109,955
Columbia Sportswear Co.	1,419	121,424
Hanesbrands, Inc.	4,231	64,692
PVH Corp.	2,866	159,808
Ralph Lauren Corp.	1,167	80,325
Tapestry, Inc.	4,828	71,116
Under Armour, Inc., Class A†	7,859	77,097
Under Armour, Inc., Class C†	8,803	77,906
VF Corp.	2,408	158,326

		1,059,566

Applications Software - 5.7%

CDK Global, Inc.	2,984	139,114
Cloudflare, Inc., Class A†	1,358	51,957
Elastic NV†	366	39,740
Five9, Inc.†	502	63,975
Intuit, Inc.	1,197	413,432
Medallia, Inc.†#	1,809	65,468
Microsoft Corp.	28,221	6,364,682
Nuance Communications, Inc.†	5,549	166,248
PTC, Inc.†	443	40,495
RealPage, Inc.†	633	39,638
ServiceNow, Inc.†	849	409,235
Smartsheet, Inc., Class A†	676	36,862

		7,830,846

Athletic Footwear - 0.4%

NIKE, Inc., Class B	4,657	521,072

Audio/Video Products - 0.1%

Dolby Laboratories, Inc., Class A	1,388	96,952

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	22,744	155,114
General Motors Co.	1,021	30,252
Tesla, Inc.†	1,125	560,610

		745,976

Auto-Heavy Duty Trucks - 0.1%

Cummins, Inc.	449	93,055
PACCAR, Inc.	640	54,938

		147,993

Auto/Truck Parts & Equipment-Original - 0.1%

Allison Transmission Holdings, Inc.	848	30,418
Aptiv PLC	362	31,175
BorgWarner, Inc.	824	33,446
Lear Corp.	363	41,357

		136,396

Banks-Commercial - 0.3%

Citizens Financial Group, Inc.	2,182	56,448
Commerce Bancshares, Inc.#	466	27,760
First Citizens BancShares, Inc., Class A	87	34,204
First Hawaiian, Inc.	1,600	26,448
First Horizon National Corp.	2,766	26,415
First Republic Bank	304	34,325
Popular, Inc.	1,430	52,967
Regions Financial Corp.	2,331	26,946
Synovus Financial Corp.	2,583	56,490
Truist Financial Corp.	789	30,621
Wintrust Financial Corp.	822	35,774
Zions Bancorp NA	747	24,024

		432,422

Banks-Fiduciary - 0.0%

Bank of New York Mellon Corp.	1,596	59,020

Banks-Super Regional - 0.2%

Comerica, Inc.	946	37,395
Fifth Third Bancorp	1,303	26,920
Huntington Bancshares, Inc.	2,773	26,094
KeyCorp	2,066	25,453
PNC Financial Services Group, Inc.	268	29,802
US Bancorp	1,110	40,404
Wells Fargo & Co.	6,243	150,768

		336,836

Beverages-Non-alcoholic - 1.1%

Coca-Cola Co.	9,999	495,251
Keurig Dr Pepper, Inc.	2,428	72,427
Monster Beverage Corp.†	2,899	243,110
PepsiCo, Inc.	5,033	704,922

		1,515,710

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class A	1,225	81,438

Brown-Forman Corp., Class B	1,813	132,657

		214,095

Brewery - 0.2%

Boston Beer Co., Inc., Class A†	65	57,329
Constellation Brands, Inc., Class A	540	99,619
Molson Coors Beverage Co., Class B	5,091	191,625

		348,573

Broadcast Services/Program - 0.4%

Discovery, Inc., Class A†#	4,438	97,924
Discovery, Inc., Class C†	6,080	121,418
Fox Corp., Class A	3,771	105,060
Fox Corp., Class B	3,543	98,495
Liberty Media Corp.-Liberty Formula One, Series C†	799	31,145
Madison Square Garden Entertainment Corp.†	458	34,428

		488,470

Building & Construction Products-Misc. - 0.2%

Armstrong World Industries, Inc.	471	34,732
Fortune Brands Home & Security, Inc.	502	42,208
Owens Corning	2,796	189,121
Trex Co., Inc.†	190	28,403

		294,464

Building & Construction-Misc. - 0.1%

Frontdoor, Inc.†	2,982	129,926

Building Products-Air & Heating - 0.3%

Carrier Global Corp.	6,239	186,234
Johnson Controls International PLC	1,402	57,104
Lennox International, Inc.	603	169,039

		412,377

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	152	30,836
MDU Resources Group, Inc.	2,339	55,247
Vulcan Materials Co.	217	26,040

		112,123

Building Products-Wood - 0.1%

Masco Corp.	2,524	147,149

Building-Maintenance & Services - 0.2%

Rollins, Inc.	3,533	194,810
ServiceMaster Global Holdings, Inc.†	778	31,042

		225,852

Building-Mobile Home/Manufactured Housing - 0.0%

Thor Industries, Inc.	227	21,436

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc.	930	66,374
Lennar Corp., Class A	1,628	121,807
Lennar Corp., Class B	1,438	85,274
NVR, Inc.†	18	75,030
PulteGroup, Inc.	1,429	63,719
Toll Brothers, Inc.	2,191	92,504

		504,708

Cable/Satellite TV - 0.9%

Cable One, Inc.	45	82,815
Charter Communications, Inc., Class A†	397	244,397
Comcast Corp., Class A	12,525	561,245
Liberty Broadband Corp., Class A†	644	88,994
Liberty Broadband Corp., Class C†	764	107,029
Sirius XM Holdings, Inc.	19,866	116,614

		1,201,094

Casino Hotels - 0.1%

Las Vegas Sands Corp.	956	48,479
MGM Resorts International	7,193	161,842

		210,321

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	1,406	164,052

Chemicals-Diversified - 0.3%

Dow, Inc.	1,156	52,159
DuPont de Nemours, Inc.	533	29,720
Eastman Chemical Co.	535	39,114
FMC Corp.	352	37,615
Huntsman Corp.	4,105	88,750
PPG Industries, Inc.	753	90,661
Westlake Chemical Corp.	916	54,337

		392,356

Chemicals-Specialty - 0.3%

Ashland Global Holdings, Inc.	395	29,107
Cabot Corp.	1,324	49,001
Ecolab, Inc.	681	134,211
International Flavors & Fragrances, Inc.	283	35,033
NewMarket Corp.	136	50,659
Valvoline, Inc.	1,973	40,249
W.R. Grace & Co.	546	22,228

		360,488

Coatings/Paint - 0.3%

RPM International, Inc.	1,393	118,085
Sherwin-Williams Co.	360	241,578

		359,663

Commercial Services - 0.4%

Cintas Corp.	668	222,604
CoreLogic, Inc.	616	40,903
CoStar Group, Inc.†	138	117,107
Macquarie Infrastructure Corp.	806	22,584
Morningstar, Inc.	302	48,365
Nielsen Holdings PLC	3,422	52,288
Quanta Services, Inc.	1,698	87,023

		590,874

Commercial Services-Finance - 1.9%

Automatic Data Processing, Inc.	747	103,900
Avalara, Inc.†	320	42,371
Equifax, Inc.	495	83,294
Euronet Worldwide, Inc.†	1,257	129,949
FleetCor Technologies, Inc.†	265	66,634
Global Payments, Inc.	708	125,047
IHS Markit, Ltd.	1,175	93,906
MarketAxess Holdings, Inc.	276	134,119
Moody’s Corp.	1,025	302,006
PayPal Holdings, Inc.†	2,625	535,868
S&P Global, Inc.	686	251,364

Sabre Corp.	28,507	199,264
Square, Inc., Class A†	1,483	236,627
StoneCo, Ltd., Class A†	1,272	64,872
TransUnion	854	74,059
WEX, Inc.†	811	129,525

		2,572,805

Communications Software - 0.2%

RingCentral, Inc., Class A†#	520	151,201
Zoom Video Communications, Inc., Class A†	294	95,579

		246,780

Computer Aided Design - 0.7%

ANSYS, Inc.†	348	117,975
Aspen Technology, Inc.†	1,122	142,528
Autodesk, Inc.†	1,046	257,002
Cadence Design Systems, Inc.†	2,287	253,651
Synopsys, Inc.†	936	207,137

		978,293

Computer Data Security - 0.2%

Fortinet, Inc.†	1,246	164,478
Zscaler, Inc.†	1,131	162,118

		326,596

Computer Services - 1.8%

Accenture PLC, Class A	2,757	661,487
Amdocs, Ltd.	2,170	132,869
CACI International, Inc., Class A†	805	188,523
Cognizant Technology Solutions Corp., Class A	3,490	233,341
DXC Technology Co.	16,277	325,214
EPAM Systems, Inc.†	309	101,074
Genpact, Ltd.	2,884	121,647
International Business Machines Corp.	3,227	397,921
Leidos Holdings, Inc.	1,636	148,042
Science Applications International Corp.	2,012	167,922

		2,478,040

Computer Software - 0.9%

Akamai Technologies, Inc.†	938	109,211
Bill.com Holdings, Inc.†	808	79,976
Citrix Systems, Inc.	1,416	205,603
Datadog, Inc., Class A†	571	47,707
Dropbox, Inc., Class A†	4,797	101,553
Dynatrace, Inc.†	1,551	68,601
Fastly, Inc., Class A†	279	25,902
MongoDB, Inc.†	139	32,498
Nutanix, Inc., Class A†#	4,707	135,138
Splunk, Inc.†	604	132,475
SS&C Technologies Holdings, Inc.	2,271	144,708
Teradata Corp.†	4,994	121,604
Twilio, Inc., Class A†	231	62,315

		1,267,291

Computers - 5.9%

Apple, Inc.	60,964	7,866,795
Dell Technologies, Inc., Class C†	1,129	74,604
Hewlett Packard Enterprise Co.	3,196	30,905
HP, Inc.	7,748	151,474

		8,123,778

Computers-Integrated Systems - 0.1%

NCR Corp.†	4,556	93,125

Computers-Memory Devices - 0.2%

NetApp, Inc.	2,332	110,514
Pure Storage, Inc., Class A†	5,355	81,717
Western Digital Corp.	648	24,896

		217,127

Computers-Other - 0.0%

Lumentum Holdings, Inc.†	317	27,262

Consulting Services - 0.3%

Booz Allen Hamilton Holding Corp.	1,469	129,360
FTI Consulting, Inc.†	322	36,953
Gartner, Inc.†	609	79,061
Verisk Analytics, Inc.	611	114,055

		359,429

Consumer Products-Misc. - 0.5%

Clorox Co.	1,026	229,311
Kimberly-Clark Corp.	1,720	271,347
Reynolds Consumer Products, Inc.	1,091	36,254
Spectrum Brands Holdings, Inc.	2,052	122,299

		659,211

Containers-Metal/Glass - 0.1%

Ball Corp.	1,036	83,263
Crown Holdings, Inc.†	578	44,419
Silgan Holdings, Inc.	991	37,718

		165,400

Containers-Paper/Plastic - 0.2%

Amcor PLC	2,495	27,595
Berry Global Group, Inc.†	1,337	68,909
Graphic Packaging Holding Co.	3,125	43,688
Packaging Corp. of America	306	30,979
WestRock Co.	2,367	71,791

		242,962

Cosmetics & Toiletries - 1.3%

Colgate-Palmolive Co.	3,918	310,541
Coty, Inc., Class A	7,526	26,943
Estee Lauder Cos., Inc., Class A	1,433	317,725
Procter & Gamble Co.	8,280	1,145,372

		1,800,581

Cruise Lines - 0.0%

Norwegian Cruise Line Holdings, Ltd.†	1,670	28,574

Data Processing/Management - 0.8%

Broadridge Financial Solutions, Inc.	458	62,929
DocuSign, Inc.†	1,077	240,171
Fair Isaac Corp.†	391	164,529
Fidelity National Information Services, Inc.	1,660	250,411
Fiserv, Inc.†	2,014	200,554
Jack Henry & Associates, Inc.	682	112,817
Paychex, Inc.	734	56,129

		1,087,540

Decision Support Software - 0.1%

MSCI, Inc.	242	90,331

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	635	188,582
DENTSPLY SIRONA, Inc.	1,920	86,151

		274,733

Diagnostic Equipment - 0.6%

10X Genomics, Inc., Class A†	559	64,073
Danaher Corp.	1,387	286,374
Repligen Corp.†	412	63,823
Thermo Fisher Scientific, Inc.	1,134	486,463

		900,733

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†	807	315,585
QIAGEN NV†	1,608	81,944
Quidel Corp.†	164	28,858

		426,387

Dialysis Centers - 0.1%

DaVita, Inc.†	1,962	170,223

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	166	33,240
Teleflex, Inc.	205	80,555

		113,795

Distribution/Wholesale - 1.1%

Copart, Inc.†	1,194	123,364
Fastenal Co.	4,055	198,127
HD Supply Holdings, Inc.†	3,909	155,031
IAA, Inc.†	857	44,838
LKQ Corp.†	6,075	192,821
Pool Corp.	731	239,651
Univar Solutions, Inc.†	9,013	163,946
Watsco, Inc.	689	168,798
WW Grainger, Inc.	536	195,871

		1,482,447

Diversified Banking Institutions - 1.3%

Bank of America Corp.	17,553	451,814
Citigroup, Inc.	4,744	242,513
JPMorgan Chase & Co.	9,938	995,688
Morgan Stanley	1,833	95,793

		1,785,808

Diversified Manufacturing Operations - 0.8%

3M Co.	1,208	196,928
A.O. Smith Corp.	1,890	92,553
Carlisle Cos., Inc.	209	27,369
Eaton Corp. PLC	860	87,806
General Electric Co.	18,413	116,738
Illinois Tool Works, Inc.	1,227	242,394
ITT, Inc.	448	28,139
Parker-Hannifin Corp.	166	34,198
Textron, Inc.	3,291	129,764
Trane Technologies PLC	812	96,133

		1,052,022

Drug Delivery Systems - 0.2%

Becton Dickinson and Co.	610	148,089
DexCom, Inc.†	431	183,352

		331,441

E-Commerce/Products - 4.3%

Amazon.com, Inc.†	1,547	5,338,635
eBay, Inc.	3,778	206,959
Etsy, Inc.†	581	69,545
Wayfair, Inc., Class A†#	1,105	327,699

		5,942,838

E-Commerce/Services - 0.7%

Booking Holdings, Inc.†	156	298,030
Expedia Group, Inc.	2,040	200,226
GrubHub, Inc.†	522	37,767
Match Group, Inc.†	1,231	137,478
TripAdvisor, Inc.	6,129	143,235
Zillow Group, Inc., Class A†	619	52,788
Zillow Group, Inc., Class C†	605	51,885

		921,409

E-Services/Consulting - 0.1%

CDW Corp.	1,187	134,903

Electric Products-Misc. - 0.1%

AMETEK, Inc.	697	70,188
Emerson Electric Co.	1,373	95,382
Littelfuse, Inc.	166	30,020

		195,590

Electric-Distribution - 0.1%

CenterPoint Energy, Inc.	1,496	30,025
Consolidated Edison, Inc.	1,177	83,967
Sempra Energy	759	93,850

		207,842

Electric-Integrated - 1.5%

AES Corp.	2,397	42,547
Alliant Energy Corp.	1,297	70,233
Ameren Corp.	937	74,126
American Electric Power Co., Inc.	1,306	102,952
Avangrid, Inc.	615	29,545
CMS Energy Corp.	1,249	75,552
Dominion Energy, Inc.	1,773	139,074
DTE Energy Co.	474	56,250
Duke Energy Corp.	1,703	136,819
Edison International	819	42,981
Entergy Corp.	760	75,346
Evergy, Inc.	1,445	76,903
Eversource Energy	1,002	85,881
Exelon Corp.	2,650	97,811
FirstEnergy Corp.	1,741	49,775
Hawaiian Electric Industries, Inc.	1,280	44,301
IDACORP, Inc.	420	37,758
NextEra Energy, Inc.	1,253	349,800
OGE Energy Corp.	1,111	35,396
PG&E Corp.†	4,515	41,809
Pinnacle West Capital Corp.	415	30,440
PPL Corp.	1,338	36,969
Public Service Enterprise Group, Inc.	1,091	56,994
Southern Co.	2,365	123,406
WEC Energy Group, Inc.	1,047	98,502

Xcel Energy, Inc.	1,671	116,093

		2,127,263

Electronic Components-Misc. - 0.2%

Garmin, Ltd.	826	85,582
Gentex Corp.	2,689	72,738
Hubbell, Inc.	260	37,679
Jabil, Inc.	1,220	41,663
nVent Electric PLC	1,945	37,188
Sensata Technologies Holding PLC†	1,324	55,131

		329,981

Electronic Components-Semiconductors - 3.3%

Advanced Micro Devices, Inc.†	4,866	441,930
Broadcom, Inc.	1,222	424,217
Inphi Corp.†	423	48,214
Intel Corp.	18,329	933,863
Marvell Technology Group, Ltd.	1,826	70,812
Microchip Technology, Inc.	1,565	171,680
Micron Technology, Inc.†	3,297	150,046
Monolithic Power Systems, Inc.	277	73,995
NVIDIA Corp.	2,047	1,095,104
ON Semiconductor Corp.†	5,680	121,382
Qorvo, Inc.†	1,614	207,028
Skyworks Solutions, Inc.	1,170	169,475
Texas Instruments, Inc.	3,823	543,439
Xilinx, Inc.	1,257	130,929

		4,582,114

Electronic Connectors - 0.1%

Amphenol Corp., Class A	757	83,119

Electronic Forms - 0.7%

Adobe, Inc.†	1,783	915,374

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	1,251	125,625
Fortive Corp.	463	33,387
Keysight Technologies, Inc.†	1,159	114,185
National Instruments Corp.	2,918	104,727
Roper Technologies, Inc.	218	93,127
Trimble, Inc.†	799	41,876

		512,927

Electronic Parts Distribution - 0.4%

Arrow Electronics, Inc.†	2,933	230,416
Avnet, Inc.	3,306	90,948
SYNNEX Corp.	1,811	230,269

		551,633

Electronic Security Devices - 0.1%

Allegion PLC	1,293	133,683

Energy-Alternate Sources - 0.1%

Enphase Energy, Inc.†	533	41,163
First Solar, Inc.†	579	44,346
SolarEdge Technologies, Inc.†	186	41,134

		126,643

Engineering/R&D Services - 0.2%

AECOM†	4,082	161,280
Jacobs Engineering Group, Inc.	664	59,939

		221,219

Enterprise Software/Service - 1.9%

Alteryx, Inc., Class A†#	282	34,074
Atlassian Corp. PLC, Class A†	697	133,657
Black Knight, Inc.†	1,243	104,536
Ceridian HCM Holding, Inc.†	537	42,702
Coupa Software, Inc.†#	228	74,725
Everbridge, Inc.†	171	25,412
Guidewire Software, Inc.†	423	47,507
HubSpot, Inc.†	314	94,100
Manhattan Associates, Inc.†	2,039	198,293
New Relic, Inc.†	996	61,184
Oracle Corp.	7,188	411,297
Paycom Software, Inc.†	140	41,925
Pegasystems, Inc.	1,847	237,284
salesforce.com, Inc.†	2,499	681,352
SolarWinds Corp.†	1,617	34,006
Tyler Technologies, Inc.†	294	101,521
Veeva Systems, Inc., Class A†	575	162,305
Workday, Inc., Class A†	695	166,599

		2,652,479

Entertainment Software - 0.4%

Activision Blizzard, Inc.	2,219	185,331
Electronic Arts, Inc.†	1,373	191,492
Take-Two Interactive Software, Inc.†	729	124,798
Zynga, Inc., Class A†	10,320	93,499

		595,120

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	1,912	96,288

Finance-Auto Loans - 0.2%

Ally Financial, Inc.	5,024	114,949
Credit Acceptance Corp.†#	166	64,209
Santander Consumer USA Holdings, Inc.	5,034	86,635

		265,793

Finance-Consumer Loans - 0.2%

OneMain Holdings, Inc.	4,886	142,085
Synchrony Financial	7,322	181,659

		323,744

Finance-Credit Card - 2.1%

Alliance Data Systems Corp.	4,996	225,370
American Express Co.	1,567	159,191
Capital One Financial Corp.	872	60,194
Discover Financial Services	2,638	140,025
Mastercard, Inc., Class A	2,957	1,059,168
Visa, Inc., Class A	5,238	1,110,404
Western Union Co.	6,278	148,098

		2,902,450

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	2,022	71,842
Evercore, Inc., Class A	1,259	77,907
Jefferies Financial Group, Inc.	7,436	130,427
Lazard, Ltd., Class A	3,329	105,429
Virtu Financial, Inc., Class A	1,302	33,631

		419,236

Finance-Other Services - 0.4%

Cboe Global Markets, Inc.	512	46,997
CME Group, Inc.	782	137,530
Intercontinental Exchange, Inc.	1,440	152,971
Nasdaq, Inc.	510	68,554
SEI Investments Co.	1,549	81,106

		487,158

Financial Guarantee Insurance - 0.0%

MGIC Investment Corp.	5,013	45,969

Food-Baking - 0.1%

Flowers Foods, Inc.	6,131	149,964

Food-Catering - 0.1%

Aramark	4,179	115,173

Food-Confectionery - 0.4%

Hershey Co.	1,190	176,881
J.M. Smucker Co.	1,072	128,833
Mondelez International, Inc., Class A	3,445	201,257

		506,971

Food-Flour & Grain - 0.0%

Seaboard Corp.	14	37,562

Food-Meat Products - 0.2%

Hormel Foods Corp.#	1,760	89,725
Tyson Foods, Inc., Class A	1,930	121,204

		210,929

Food-Misc./Diversified - 0.8%

Beyond Meat, Inc.†#	220	29,887
Campbell Soup Co.	1,380	72,602
Conagra Brands, Inc.	2,388	91,604
General Mills, Inc.	2,408	153,992
Hain Celestial Group, Inc.†	1,686	55,284
Ingredion, Inc.	1,741	140,046
Kellogg Co.	1,226	86,936
Kraft Heinz Co.	3,231	113,214
Lamb Weston Holdings, Inc.	868	54,554
McCormick & Co., Inc.	375	77,325
Post Holdings, Inc.†	1,268	111,609
TreeHouse Foods, Inc.†	3,708	158,739

		1,145,792

Food-Retail - 0.4%

Grocery Outlet Holding Corp.†	1,353	55,649
Kroger Co.	8,980	320,407
Sprouts Farmers Market, Inc.†	7,995	186,683

		562,739

Food-Wholesale/Distribution - 0.3%

Sysco Corp.	2,376	142,893
US Foods Holding Corp.†	11,507	280,195

		423,088

Footwear & Related Apparel - 0.1%

Skechers U.S.A., Inc., Class A†	2,414	72,058

Funeral Services & Related Items - 0.1%

Service Corp. International	1,545	70,529

Garden Products - 0.1%

Scotts Miracle-Gro Co.	292	49,211
Toro Co.	1,798	135,353

		184,564

Gas-Distribution - 0.2%

Atmos Energy Corp.	487	48,613
National Fuel Gas Co.	825	37,653
NiSource, Inc.	1,838	40,730
UGI Corp.	5,574	192,470

		319,466

Gold Mining - 0.1%

Newmont Corp.	2,112	142,095
Royal Gold, Inc.	295	40,215

		182,310

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc.†	439	26,823

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†	279	31,449

Home Decoration Products - 0.0%

Newell Brands, Inc.	1,744	27,869

Home Furnishings - 0.1%

Tempur Sealy International, Inc.†	1,634	139,772

Hotels/Motels - 0.1%

Choice Hotels International, Inc.	470	46,666
Hilton Worldwide Holdings, Inc.	810	73,192
Wyndham Destinations, Inc.	978	28,352

		148,210

Human Resources - 0.2%

ManpowerGroup, Inc.	1,878	137,676
Paylocity Holding Corp.†	295	43,439
Robert Half International, Inc.	3,104	165,133

		346,248

Independent Power Producers - 0.4%

NRG Energy, Inc.	6,654	228,964
Vistra Corp.	16,852	324,064

		553,028

Industrial Automated/Robotic - 0.1%

Cognex Corp.	460	31,827
Rockwell Automation, Inc.	501	115,496

		147,323

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	529	154,605
Linde PLC	1,004	250,739

		405,344

Instruments-Controls - 0.3%

Honeywell International, Inc.	667	110,422
Mettler-Toledo International, Inc.†	252	244,636

		355,058

Instruments-Scientific - 0.2%

PerkinElmer, Inc.	557	65,570
Waters Corp.†	750	162,195

		227,765

Insurance Brokers - 0.5%

Aon PLC, Class A	1,283	256,587

Arthur J. Gallagher & Co.	1,007	106,037
Brown & Brown, Inc.	2,050	95,120
Marsh & McLennan Cos., Inc.	2,127	244,414

		702,158

Insurance-Life/Health - 0.5%

American National Group, Inc.	1,274	95,563
Athene Holding, Ltd., Class A†	1,919	70,159
Brighthouse Financial, Inc.†	920	27,931
Equitable Holdings, Inc.	3,707	78,551
Lincoln National Corp.	2,072	74,696
Primerica, Inc.	293	36,581
Principal Financial Group, Inc.	1,834	77,230
Prudential Financial, Inc.	1,546	104,772
Unum Group	4,802	88,741
Voya Financial, Inc.	1,401	72,726

		726,950

Insurance-Multi-line - 0.2%

Allstate Corp.	1,439	133,827
Chubb, Ltd.	971	121,375
CNA Financial Corp.	809	26,025
Hartford Financial Services Group, Inc.	953	38,549

		319,776

Insurance-Property/Casualty - 1.4%

Arch Capital Group, Ltd.†	1,799	56,740
Assurant, Inc.	573	69,654
Berkshire Hathaway, Inc., Class B†	5,215	1,137,079
Erie Indemnity Co., Class A	312	66,593
Fidelity National Financial, Inc.	850	27,906
First American Financial Corp.	1,039	54,620
Hanover Insurance Group, Inc.	483	49,503
Markel Corp.†	37	40,213
Mercury General Corp.	646	28,896
Progressive Corp.	2,650	251,856
Travelers Cos., Inc.	637	73,917
White Mountains Insurance Group, Ltd.	46	41,004
WR Berkley Corp.	767	47,592

		1,945,573

Insurance-Reinsurance - 0.2%

Axis Capital Holdings, Ltd.	907	43,318
Everest Re Group, Ltd.	258	56,781
Reinsurance Group of America, Inc.	492	45,107
RenaissanceRe Holdings, Ltd.	433	79,559

		224,765

Internet Application Software - 0.2%

Anaplan, Inc.†	1,790	109,638
Okta, Inc.†	406	87,440
Zendesk, Inc.†	859	82,790

		279,868

Internet Content-Entertainment - 2.4%

Facebook, Inc., Class A†	8,910	2,612,412
Netflix, Inc.†	980	518,969
Roku, Inc.†	343	59,504
Twitter, Inc.†	1,525	61,884

		3,252,769

Internet Content-Information/News - 0.1%

Spotify Technology SA†	650	183,404

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	960	127,037

Internet Security - 0.2%

NortonLifeLock, Inc.	9,107	214,197
Palo Alto Networks, Inc.†	353	90,866
Proofpoint, Inc.†	362	39,700

		344,763

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	684	107,251
Ares Management Corp., Class A	623	25,200
BlackRock, Inc.	241	143,200
Eaton Vance Corp.	1,926	79,005
Franklin Resources, Inc.	1,531	32,243
Invesco, Ltd.	9,692	98,858
LPL Financial Holdings, Inc.	1,679	137,947
T. Rowe Price Group, Inc.	1,305	181,669

		805,373

Lasers-System/Components - 0.0%

Coherent, Inc.†	198	22,307

Lighting Products & Systems - 0.1%

Acuity Brands, Inc.	1,365	149,181

Machine Tools & Related Products - 0.1%

Lincoln Electric Holdings, Inc.	1,114	107,735

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	759	108,013
Oshkosh Corp.	552	42,510

		150,523

Machinery-Electrical - 0.1%

BWX Technologies, Inc.	996	55,388
Regal Beloit Corp.	1,162	114,875
Vertiv Holdings Co.†	1,966	31,908

		202,171

Machinery-Farming - 0.2%

AGCO Corp.	1,729	122,932
Deere & Co.	581	122,045

		244,977

Machinery-General Industrial - 0.3%

Crane Co.	453	25,613
Gates Industrial Corp. PLC†	13,221	149,265
IDEX Corp.	236	42,534
Nordson Corp.	252	46,996
Otis Worldwide Corp.	507	31,890
Westinghouse Air Brake Technologies Corp.	956	63,622

		359,920

Machinery-Pumps - 0.2%

Curtiss-Wright Corp.	471	48,193
Dover Corp.	524	57,556
Graco, Inc.	2,034	118,013
Xylem, Inc.	558	44,740

		268,502

Machinery-Thermal Process - 0.1%

GrafTech International, Ltd.	12,787	85,161

Medical Information Systems - 0.1%

Cerner Corp.	2,816	206,610

Medical Instruments - 0.9%

Bio-Techne Corp.	305	77,915
Boston Scientific Corp.†	3,376	138,484
Bruker Corp.	1,745	73,325
Edwards Lifesciences Corp.†	3,384	290,483
Integra LifeSciences Holdings Corp.†	832	39,761
Intuitive Surgical, Inc.†	336	245,562
Medtronic PLC	3,781	406,344

		1,271,874

Medical Labs & Testing Services - 0.6%

Catalent, Inc.†	1,060	98,050
Charles River Laboratories International, Inc.†	815	178,444
IQVIA Holdings, Inc.†	831	136,076
Laboratory Corp. of America Holdings†	679	119,334
PPD, Inc.†	1,729	59,374
Quest Diagnostics, Inc.	732	81,428
Syneos Health, Inc.†	1,257	79,317
Teladoc Health, Inc.†#	187	40,334

		792,357

Medical Products - 1.6%

Abbott Laboratories	4,750	519,983
ABIOMED, Inc.†	563	173,190
Baxter International, Inc.	1,452	126,426
Cooper Cos., Inc.	302	94,943
Envista Holdings Corp.†	2,579	61,870
Globus Medical, Inc., Class A†	1,068	60,363
Haemonetics Corp.†	275	24,657
Henry Schein, Inc.†	3,403	226,095
Hill-Rom Holdings, Inc.	493	46,238
Hologic, Inc.†	1,053	62,885
Masimo Corp.†	738	165,312
Penumbra, Inc.†	723	151,215
STERIS PLC	520	83,013
Stryker Corp.	956	189,441
Varian Medical Systems, Inc.†	328	56,964
West Pharmaceutical Services, Inc.	480	136,301
Zimmer Biomet Holdings, Inc.	425	59,874

		2,238,770

Medical-Biomedical/Gene - 2.2%

ACADIA Pharmaceuticals, Inc.†	503	19,914
Acceleron Pharma, Inc.†	247	24,075
Alexion Pharmaceuticals, Inc.†	1,509	172,358
Alnylam Pharmaceuticals, Inc.†	484	64,198
Amgen, Inc.	2,316	586,689
Bio-Rad Laboratories, Inc., Class A†	183	93,072
Biogen, Inc.†	1,249	359,262
BioMarin Pharmaceutical, Inc.†	778	60,707
Exelixis, Inc.†	5,250	116,655
Gilead Sciences, Inc.	5,848	390,354
Illumina, Inc.†	529	188,969
Immunomedics, Inc.†	682	30,390
Incyte Corp.†	1,764	169,961
Ionis Pharmaceuticals, Inc.†	568	30,956
Moderna, Inc.†	660	42,827
Regeneron Pharmaceuticals, Inc.†	248	153,743
Seattle Genetics, Inc.†	828	131,106
United Therapeutics Corp.†	1,260	134,770
Vertex Pharmaceuticals, Inc.†	1,123	313,452

		3,083,458

Medical-Drugs - 4.0%

AbbVie, Inc.	6,091	583,335
Alkermes PLC†	5,688	94,080
Bristol-Myers Squibb Co.	7,835	487,337
Eli Lilly & Co.	3,114	462,086
Global Blood Therapeutics, Inc.†	368	23,103
Horizon Therapeutics PLC†	2,947	221,379
Jazz Pharmaceuticals PLC†	1,668	224,162
Johnson & Johnson	9,975	1,530,265
Merck & Co., Inc.	9,860	840,762
Pfizer, Inc.	16,304	616,128
PRA Health Sciences, Inc.†	545	58,266
Reata Pharmaceuticals, Inc., Class A†#	148	15,533
Zoetis, Inc.	2,039	326,444

		5,482,880

Medical-Generic Drugs - 0.3%

Mylan NV†	17,215	281,982
Perrigo Co. PLC	1,911	99,945

		381,927

Medical-HMO - 1.4%

Anthem, Inc.	947	266,600
Centene Corp.†	1,322	81,065
Humana, Inc.	760	315,529
Molina Healthcare, Inc.†	352	65,109
UnitedHealth Group, Inc.	3,652	1,141,433

		1,869,736

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†	1,006	31,096
HCA Healthcare, Inc.	668	90,661
Universal Health Services, Inc., Class B	1,272	140,365

		262,122

Medical-Outpatient/Home Medical - 0.2%

Amedisys, Inc.†	258	62,410
Chemed Corp.	323	167,027

		229,437

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	1,622	157,383
Cardinal Health, Inc.	2,386	121,113
McKesson Corp.	1,530	234,763
Premier, Inc., Class A	1,455	47,651

		560,910

Metal Processors & Fabrication - 0.1%

Timken Co.	2,145	116,238

Metal-Copper - 0.0%

Southern Copper Corp.	711	34,199

Miscellaneous Manufacturing - 0.0%

AptarGroup, Inc.	331	39,187

Motion Pictures & Services - 0.3%

Lions Gate Entertainment Corp., Class A†#	21,731	211,660
Lions Gate Entertainment Corp., Class B†	22,961	208,027

		419,687

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A	4,711	222,689

Multimedia - 0.4%

FactSet Research Systems, Inc.	511	179,054
Walt Disney Co.	2,624	346,027

		525,081

Networking Products - 0.4%

Arista Networks, Inc.†	192	42,902
Cisco Systems, Inc.	13,557	572,377

		615,279

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	1,051	97,449
Waste Management, Inc.	883	100,662

		198,111

Office Automation & Equipment - 0.1%

Zebra Technologies Corp., Class A†	395	113,179

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	446	51,464

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	2,432	40,079

Oil Companies-Exploration & Production - 0.1%

ConocoPhillips	607	22,999
EOG Resources, Inc.	757	34,322
Marathon Oil Corp.	4,203	22,192

		79,513

Oil Companies-Integrated - 0.3%

Chevron Corp.	3,132	262,869
Exxon Mobil Corp.	4,785	191,113

		453,982

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	3,275	39,300

Oil Refining & Marketing - 0.1%

HollyFrontier Corp.	2,841	67,815
Marathon Petroleum Corp.	1,179	41,807
Phillips 66	366	21,400
Valero Energy Corp.	1,290	67,841

		198,863

Oil-Field Services - 0.1%

Baker Hughes Co.	2,163	30,888
Halliburton Co.	4,302	69,606

		100,494

Paper & Related Products - 0.1%

International Paper Co.	2,498	90,602

Patient Monitoring Equipment - 0.1%

Insulet Corp.†	598	130,513

Pharmacy Services - 0.5%

Cigna Corp.	1,855	329,021
CVS Health Corp.	6,721	417,509

		746,530

Physical Therapy/Rehabilitation Centers - 0.0%

Encompass Health Corp.	758	49,452

Pipelines - 0.1%

Kinder Morgan, Inc.	3,119	43,105
ONEOK, Inc.	783	21,517
Targa Resources Corp.	1,327	22,572

		87,194

Poultry - 0.1%

Pilgrim’s Pride Corp.†	6,855	109,680

Power Converter/Supply Equipment - 0.1%

Generac Holdings, Inc.†	410	77,892

Private Equity - 0.0%

Apollo Global Management, Inc.	522	24,466
Carlyle Group, Inc.	911	23,513

		47,979

Professional Sports - 0.0%

Madison Square Garden Co., Class A†	219	35,916

Protection/Safety - 0.1%

ADT, Inc.#	9,437	100,504

Publishing-Books - 0.1%

John Wiley & Sons, Inc., Class A	2,296	72,668

Publishing-Newspapers - 0.2%

New York Times Co., Class A	4,502	195,072
News Corp., Class A	4,225	63,882
News Corp., Class B	3,963	59,722

		318,676

Radio - 0.2%

Liberty Media Corp. - Liberty SiriusXM, Series A†	3,451	125,306
Liberty Media Corp. - Liberty SiriusXM, Series C†	4,123	148,407

		273,713

Real Estate Investment Trusts - 2.2%

AGNC Investment Corp.	2,078	29,321
Alexandria Real Estate Equities, Inc.	452	76,108
American Homes 4 Rent, Class A	1,910	54,702
American Tower Corp.	846	210,781
Americold Realty Trust	1,227	47,055
Apple Hospitality REIT, Inc.	8,884	90,350
AvalonBay Communities, Inc.	168	26,554
Brandywine Realty Trust	3,607	40,146
Brixmor Property Group, Inc.	5,485	64,723
Brookfield Property REIT, Inc., Class A#	16,034	184,872
Camden Property Trust	460	41,832
CoreSite Realty Corp.	306	37,470
Corporate Office Properties Trust	1,691	41,666
Crown Castle International Corp.	933	152,312
CubeSmart	1,243	39,304
CyrusOne, Inc.	421	35,166
Digital Realty Trust, Inc.	646	100,550
Duke Realty Corp.	1,599	61,641

Empire State Realty Trust, Inc., Class A	14,939	94,116
Equinix, Inc.	211	166,644
Equity Commonwealth	1,890	59,327
Equity LifeStyle Properties, Inc.	959	63,572
Equity Residential	551	31,104
Essex Property Trust, Inc.	189	40,920
Extra Space Storage, Inc.	643	68,512
Federal Realty Investment Trust	313	24,802
First Industrial Realty Trust, Inc.	963	41,072
Gaming and Leisure Properties, Inc.	1,157	42,057
Healthcare Trust of America, Inc., Class A	1,926	50,827
Highwoods Properties, Inc.	725	27,013
Host Hotels & Resorts, Inc.	8,882	99,745
Invitation Homes, Inc.	1,963	56,201
Life Storage, Inc.	475	50,079
Medical Properties Trust, Inc.	2,120	39,390
Mid-America Apartment Communities, Inc.	603	70,623
Paramount Group, Inc.	12,401	91,767
Prologis, Inc.	1,538	156,661
Public Storage	429	91,120
Realty Income Corp.	734	45,530
Regency Centers Corp.	617	24,501
SBA Communications Corp.	326	99,779
Simon Property Group, Inc.	413	28,022
Spirit Realty Capital, Inc.#	962	34,161
STORE Capital Corp.	1,403	37,937
Sun Communities, Inc.	498	74,242
VEREIT, Inc.	4,816	32,364

		3,076,641

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	2,063	97,023
Jones Lang LaSalle, Inc.	1,008	103,864

		200,887

Recreational Vehicles - 0.1%

Brunswick Corp.	387	23,952
Polaris, Inc.	656	66,282

		90,234

Rental Auto/Equipment - 0.1%

AMERCO	85	30,166
United Rentals, Inc.†	308	54,531

		84,697

Resort/Theme Parks - 0.0%

Vail Resorts, Inc.	157	34,174

Respiratory Products - 0.1%

ResMed, Inc.	875	158,182

Retail-Apparel/Shoe - 0.8%

Burlington Stores, Inc.†	655	128,989
Foot Locker, Inc.	2,216	67,211
Gap, Inc.	8,674	150,841
L Brands, Inc.	6,664	195,922
Lululemon Athletica, Inc.†	964	362,146
Ross Stores, Inc.	1,843	167,860

		1,072,969

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	711	111,137
AutoZone, Inc.†	168	200,980
Genuine Parts Co.	1,012	95,573
O’Reilly Automotive, Inc.†	386	179,733

		587,423

Retail-Automobile - 0.4%

AutoNation, Inc.†	4,845	275,487
CarMax, Inc.†	666	71,215
Carvana Co.†	250	53,990
Penske Automotive Group, Inc.	2,925	137,972

		538,664

Retail-Building Products - 1.2%

Home Depot, Inc.	4,043	1,152,417
Lowe’s Cos., Inc.	3,036	499,999

		1,652,416

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Inc., Class A	2,111	139,115
Qurate Retail, Inc.†	21,180	234,039

		373,154

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	2,267	251,433

Retail-Convenience Store - 0.1%

Casey’s General Stores, Inc.	863	153,485

Retail-Discount - 1.6%

Costco Wholesale Corp.	1,827	635,175
Dollar General Corp.	1,135	229,134
Dollar Tree, Inc.†	1,234	118,797
Ollie’s Bargain Outlet Holdings, Inc.†	366	34,968
Target Corp.	2,726	412,198
Walmart, Inc.	6,096	846,429

		2,276,701

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	6,332	240,743

Retail-Floor Coverings - 0.1%

Floor & Decor Holdings, Inc., Class A†	1,007	73,753

Retail-Gardening Products - 0.1%

Tractor Supply Co.	1,226	182,466

Retail-Home Furnishings - 0.1%

Williams-Sonoma, Inc.	1,545	135,589

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	5,194	83,104
TJX Cos., Inc.	5,379	294,715

		377,819

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	467	108,428

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.	13,984	298,698

Retail-Restaurants - 0.8%

Chipotle Mexican Grill, Inc.†	66	86,478
Domino’s Pizza, Inc.	497	203,253
McDonald’s Corp.	1,736	370,671
Starbucks Corp.	1,968	166,237
Wendy’s Co.	1,205	25,233
Yum China Holdings, Inc.	1,553	89,624
Yum! Brands, Inc.	1,643	157,481

		1,098,977

Retail-Sporting Goods - 0.0%

Dick’s Sporting Goods, Inc.	1,206	65,269

Satellite Telecom - 0.1%

EchoStar Corp., Class A†	2,393	70,306

Savings & Loans/Thrifts - 0.1%

New York Community Bancorp, Inc.	3,854	34,879
Sterling Bancorp	2,567	29,957
TFS Financial Corp.	3,286	50,768

		115,604

Schools - 0.3%

2U, Inc.†	2,278	94,287
Bright Horizons Family Solutions, Inc.†	231	30,725
Chegg, Inc.†	369	27,210
Graham Holdings Co., Class B	478	204,560
Grand Canyon Education, Inc.†	304	28,588

		385,370

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	1,055	123,308
Cirrus Logic, Inc.†	1,936	117,302
Maxim Integrated Products, Inc.	2,074	141,945
QUALCOMM, Inc.	4,947	589,188

		971,743

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	4,778	294,325
Entegris, Inc.	1,085	72,576
KLA Corp.	565	115,904
Lam Research Corp.	533	179,269
MKS Instruments, Inc.	403	48,171
Teradyne, Inc.	2,250	191,182

		901,427

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	156	23,637

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	747	71,585

Software Tools - 0.1%

VMware, Inc., Class A†#	494	71,353

Steel Pipe & Tube - 0.0%

Valmont Industries, Inc.	334	42,435

Steel-Producers - 0.2%

Nucor Corp.	1,724	78,373
Reliance Steel & Aluminum Co.	1,694	177,650
Steel Dynamics, Inc.	2,498	73,741

		329,764

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	1,415	80,329
Corning, Inc.	1,471	47,749

		128,078

Telecom Services - 0.0%

Switch, Inc., Class A	3,825	65,790

Telecommunication Equipment - 0.1%

CommScope Holding Co., Inc.†	8,178	84,233
Juniper Networks, Inc.	2,135	53,375

		137,608

Telephone-Integrated - 1.3%

AT&T, Inc.	22,281	664,197
CenturyLink, Inc.	18,113	194,715
GCI Liberty, Inc., Class A†	1,081	87,323
Verizon Communications, Inc.	13,293	787,876

		1,734,111

Television - 0.1%

Nexstar Media Group, Inc., Class A	526	50,501
ViacomCBS, Inc., Class A	1,916	58,515
ViacomCBS, Inc., Class B	2,692	74,972

		183,988

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	622	57,429

Therapeutics - 0.1%

Neurocrine Biosciences, Inc.†	680	79,166

Tobacco - 0.4%

Altria Group, Inc.	2,059	90,061
Philip Morris International, Inc.	5,784	461,505

		551,566

Tools-Hand Held - 0.0%

Snap-on, Inc.	437	64,794

Toys - 0.0%

Mattel, Inc.†	5,097	54,767

Transport-Marine - 0.0%

Kirby Corp.†	915	38,833

Transport-Rail - 0.3%

CSX Corp.	633	48,399
Kansas City Southern	397	72,270
Norfolk Southern Corp.	217	46,119
Union Pacific Corp.	1,084	208,605

		375,393

Transport-Services - 0.3%

C.H. Robinson Worldwide, Inc.	1,817	178,611
Expeditors International of Washington, Inc.	556	49,145
United Parcel Service, Inc., Class B	1,144	187,181

		414,937

Transport-Truck - 0.3%

JB Hunt Transport Services, Inc.	406	57,059
Knight-Swift Transportation Holdings, Inc.#	1,244	56,552
Landstar System, Inc.	1,184	157,579
Old Dominion Freight Line, Inc.	492	99,473
Schneider National, Inc., Class B	1,351	36,558
XPO Logistics, Inc.†	674	59,494

		466,715

Travel Services - 0.0%

Virgin Galactic Holdings, Inc.†#	1,552	27,781

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc.†	1,170	34,000

Vitamins & Nutrition Products - 0.1%

Herbalife Nutrition, Ltd.†	4,215	207,167

Water - 0.1%

American Water Works Co., Inc.	633	89,468
Essential Utilities, Inc.	1,100	46,750

		136,218

Water Treatment Systems - 0.0%

Pentair PLC	718	32,411

Web Hosting/Design - 0.2%

GoDaddy, Inc., Class A†	663	55,480
VeriSign, Inc.†	873	187,520

		243,000

Web Portals/ISP - 2.6%

Alphabet, Inc., Class A†	1,080	1,759,892
Alphabet, Inc., Class C†	1,081	1,766,549

		3,526,441

Wireless Equipment - 0.2%

Motorola Solutions, Inc.	949	146,857
Ubiquiti, Inc.#	729	132,497

		279,354

Total Common Stocks
(cost $99,957,640)		136,515,125

EXCHANGE-TRADED FUNDS - 0.9%

Vanguard Russell 1000 ETF (cost $1,068,567)	7,399	1,193,384

Total Long-Term Investment Securities
(cost $101,026,207)		137,708,509

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(1)(2) (cost $744,524)	744,524	744,524

TOTAL INVESTMENTS
(cost $101,770,731)	100.3%	138,453,033
Liabilities in excess of other assets	(0.3)	(441,763)

NET ASSETS	100.0%	$138,011,270

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2020.
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $2,110,380. This was secured by collateral of $744,524, which was received in cash and subsequently invested in short-term investments currently valued at $744,524 as reported in the Portfolio of Investments. Additional collateral of $1,458,272 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$97,493
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	180,893
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	8,301
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	36,387
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	1,135,198

ETF	- Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$136,515,125	$—	$—	$136,515,125
Exchange-Traded Funds	1,193,384	—	—	1,193,384
Short-Term Investment Securities	744,524	—	—	744,524

Total Investments at Value	$138,453,033	$—	$—	$138,453,033

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Advertising Agencies - 1.2%

Omnicom Group, Inc.	10,061	$544,199

Aerospace/Defense - 0.9%

General Dynamics Corp.	1,068	159,506
Raytheon Technologies Corp.	4,129	251,869

		411,375

Aerospace/Defense-Equipment - 2.7%

L3Harris Technologies, Inc.	6,816	1,231,924

Agricultural Biotech - 0.6%

Corteva, Inc.	9,544	272,481

Apparel Manufacturers - 0.3%

VF Corp.	1,974	129,791

Auto/Truck Parts & Equipment-Original - 0.2%

Autoliv, Inc.	924	72,386

Banks-Fiduciary - 0.9%

Bank of New York Mellon Corp.	3,950	146,071
Northern Trust Corp.	2,911	238,382

		384,453

Beverages-Non-alcoholic - 2.8%

Coca-Cola Co.	8,008	396,636
Keurig Dr Pepper, Inc.	15,124	451,149
PepsiCo, Inc.	2,777	388,947

		1,236,732

Broadcast Services/Program - 3.0%

Discovery, Inc., Class A†#	11,655	257,167
Discovery, Inc., Class C†	17,847	356,405
Fox Corp., Class A	15,158	422,302
Fox Corp., Class B	10,712	297,794

		1,333,668

Building-Maintenance & Services - 0.6%

Rollins, Inc.	4,727	260,647

Building-Residential/Commercial - 0.8%

D.R. Horton, Inc.	4,905	350,070

Commercial Services-Finance - 1.1%

Equifax, Inc.	2,937	494,209

Computer Services - 3.4%

Accenture PLC, Class A	5,238	1,256,753
International Business Machines Corp.	2,281	281,270

		1,538,023

Computer Software - 0.8%

Datadog, Inc., Class A†	4,027	336,456

Computers - 1.3%

Dell Technologies, Inc., Class C†	9,053	598,222

Computers-Memory Devices - 0.4%

Seagate Technology PLC	3,988	191,384

Consumer Products-Misc. - 0.7%

Clorox Co.	394	88,059
Kimberly-Clark Corp.	1,293	203,984

		292,043

Cosmetics & Toiletries - 1.5%

Colgate-Palmolive Co.	1,692	134,108
Procter & Gamble Co.	3,751	518,876

		652,984

Data Processing/Management - 4.2%

Fidelity National Information Services, Inc.	9,311	1,404,564
Paychex, Inc.	6,253	478,167

		1,882,731

Distribution/Wholesale - 0.2%

HD Supply Holdings, Inc.†	1,664	65,994

Diversified Manufacturing Operations - 0.6%

3M Co.	1,618	263,766

Electric Products-Misc. - 0.4%

Emerson Electric Co.	2,513	174,578

Electric-Distribution - 0.2%

CenterPoint Energy, Inc.	4,285	86,000

Electronic Components-Misc. - 0.6%

Garmin, Ltd.	2,418	250,529

Electronic Components-Semiconductors - 2.7%

Intel Corp.	15,767	803,328
Micron Technology, Inc.†	8,825	401,626

		1,204,954

Electronic Measurement Instruments - 2.5%

FLIR Systems, Inc.	1,618	59,704
Roper Technologies, Inc.	1,603	684,785
Trimble, Inc.†	7,292	382,174

		1,126,663

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc.†	882	69,290

Enterprise Software/Service - 0.9%

Black Knight, Inc.†	844	70,980
Oracle Corp.	5,567	318,544

		389,524

Finance-Auto Loans - 0.4%

Ally Financial, Inc.	8,031	183,749

Finance-Credit Card - 1.0%

Western Union Co.	18,806	443,634

Finance-Other Services - 4.9%

Cboe Global Markets, Inc.	6,648	610,220
CME Group, Inc.	9,078	1,596,548

		2,206,768

Food-Confectionery - 0.6%

Mondelez International, Inc., Class A	4,434	259,034

Food-Misc./Diversified - 2.2%

Campbell Soup Co.	1,661	87,385
Conagra Brands, Inc.	15,976	612,839
General Mills, Inc.	2,722	174,072
Kellogg Co.	1,691	119,909

		994,205

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	429	98,897

Insurance Brokers - 4.2%

Arthur J. Gallagher & Co.	6,043	636,328
Brown & Brown, Inc.	8,437	391,477
Marsh & McLennan Cos., Inc.	7,553	867,915

		1,895,720

Insurance-Life/Health - 2.2%

Aflac, Inc.	3,673	133,403

Athene Holding, Ltd., Class A†	4,036	147,556
Equitable Holdings, Inc.	8,458	179,225
Globe Life, Inc.	940	77,531
Lincoln National Corp.	4,069	146,688
Prudential Financial, Inc.	4,752	322,043

		1,006,446

Insurance-Multi-line - 0.7%

MetLife, Inc.	8,594	330,525

Insurance-Property/Casualty - 6.3%

Berkshire Hathaway, Inc., Class B†	5,208	1,135,552
Fidelity National Financial, Inc.	18,415	604,565
Progressive Corp.	11,598	1,102,274

		2,842,391

Insurance-Reinsurance - 0.3%

Reinsurance Group of America, Inc.	1,561	143,112

Internet Brokers - 1.4%

TD Ameritrade Holding Corp.	16,575	636,149

Internet Infrastructure Software - 0.8%

F5 Networks, Inc.†	2,863	378,861

Investment Management/Advisor Services - 3.9%

BlackRock, Inc.	439	260,849
Franklin Resources, Inc.	7,250	152,685
Invesco, Ltd.	12,393	126,409
T. Rowe Price Group, Inc.	8,636	1,202,218

		1,742,161

Machinery-General Industrial - 1.1%

Westinghouse Air Brake Technologies Corp.	7,517	500,256

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	915	101,785

Medical Products - 0.3%

Henry Schein, Inc.†	1,037	68,898
Varian Medical Systems, Inc.†	373	64,779

		133,677

Medical-Biomedical/Gene - 2.5%

Alexion Pharmaceuticals, Inc.†	6,188	706,793
Biogen, Inc.†	1,484	426,858

		1,133,651

Medical-Drugs - 5.6%

Bristol-Myers Squibb Co.	31,049	1,931,248
Jazz Pharmaceuticals PLC†	4,351	584,731

		2,515,979

Medical-HMO - 4.1%

Anthem, Inc.	4,847	1,364,527
Centene Corp.†	7,715	473,084

		1,837,611

Medical-Wholesale Drug Distribution - 1.7%

AmerisourceBergen Corp.	7,714	748,489

Oil Companies-Exploration & Production - 1.8%

Concho Resources, Inc.	3,359	174,601
ConocoPhillips	9,532	361,167
EOG Resources, Inc.	6,340	287,456

		823,224

Oil Companies-Integrated - 3.2%

Chevron Corp.	8,595	721,379
Exxon Mobil Corp.	18,078	722,035

		1,443,414

Pharmacy Services - 3.4%

Cigna Corp.	8,659	1,535,847

Private Equity - 1.2%

Blackstone Group, Inc., Class A	10,428	552,163

Real Estate Investment Trusts - 1.8%

Annaly Capital Management, Inc.	27,668	203,360
Camden Property Trust	905	82,301
Public Storage	780	165,672
VEREIT, Inc.	25,109	168,732
VICI Properties, Inc.	8,756	195,609

		815,674

Real Estate Management/Services - 0.7%

Jones Lang LaSalle, Inc.	3,038	313,036

Retail-Auto Parts - 0.2%

Advance Auto Parts, Inc.	589	92,067

Retail-Discount - 0.7%

Walmart, Inc.	2,317	321,715

Retail-Restaurants - 0.6%

McDonald’s Corp.	1,329	283,768

Steel-Producers - 0.5%

Nucor Corp.	5,091	231,437

Television - 1.3%

ViacomCBS, Inc., Class B	20,804	579,391

Tobacco - 1.2%

Altria Group, Inc.	5,622	245,907
Philip Morris International, Inc.	3,856	307,670

		553,577

Tools-Hand Held - 0.4%

Snap-on, Inc.	1,170	173,476

Toys - 1.0%

Hasbro, Inc.	5,693	449,405

Transport-Services - 0.9%

C.H. Robinson Worldwide, Inc.	1,032	101,446
United Parcel Service, Inc., Class B	1,860	304,333

		405,779

Total Long-Term Investment Securities
(cost $43,069,759)		44,552,149

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(1)(2) (cost $88,007)	88,007	88,007

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% , dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $322,000 collateralized by $328,800 of United States Treasury Notes, bearing interest at 0.13% due 08/15/2023 and having an approximate value of $328,535 (cost $322,000)	$322,000	322,000

TOTAL INVESTMENTS
(cost $43,479,766)	100.1%	44,962,156
Liabilities in excess of other assets	(0.1)	(59,559)

NET ASSETS	100.0%	$44,902,597

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2020.
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $85,325. This was secured by collateral of $88,007, which was received in cash and subsequently invested in short-term investments currently valued at $88,007 as reported in the Portfolio of Investments. Additional collateral of $2,838 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Bills	0.00%	09/15/2020 to 09/15/2020	$113
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	2,725

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$44,552,149	$—	$—	$44,552,149
Short-Term Investment Securities	88,007	—	—	88,007
Repurchase Agreements	—	322,000	—	322,000

Total Investments at Value	$44,640,156	$322,000	$—	$44,962,156

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Aerospace/Defense - 3.9%

General Dynamics Corp.	10,432	$1,558,019
Lockheed Martin Corp.	3,174	1,238,686
Raytheon Technologies Corp.	31,152	1,900,272

		4,696,977

Aerospace/Defense-Equipment - 1.3%

L3Harris Technologies, Inc.	8,899	1,608,405

Apparel Manufacturers - 1.5%

VF Corp.	27,454	1,805,101

Banks-Commercial - 2.6%

M&T Bank Corp.	12,334	1,273,609
Truist Financial Corp.	46,932	1,821,431

		3,095,040

Banks-Super Regional - 1.5%

PNC Financial Services Group, Inc.	15,851	1,762,631

Beverages-Non-alcoholic - 1.2%

Keurig Dr Pepper, Inc.	49,327	1,471,424

Building & Construction Products-Misc. - 1.4%

Fortune Brands Home & Security, Inc.	20,059	1,686,561

Building-Residential/Commercial - 1.7%

Lennar Corp., Class A	27,554	2,061,590

Cable/Satellite TV - 2.8%

Comcast Corp., Class A	76,438	3,425,187

Chemicals-Diversified - 3.1%

Celanese Corp.	20,083	2,031,395
FMC Corp.	16,179	1,728,888

		3,760,283

Computer Services - 1.4%

Amdocs, Ltd.	28,234	1,728,768

Containers-Paper/Plastic - 1.4%

Sealed Air Corp.	43,839	1,722,873

Diversified Banking Institutions - 5.9%

Bank of America Corp.	122,992	3,165,814
JPMorgan Chase & Co.	39,618	3,969,328

		7,135,142

Diversified Manufacturing Operations - 1.3%

Trane Technologies PLC	12,895	1,526,639

Drug Delivery Systems - 1.4%

Becton Dickinson and Co.	6,766	1,642,582

E-Commerce/Services - 1.1%

Booking Holdings, Inc.†	692	1,322,031

Electric-Distribution - 1.5%

Sempra Energy	14,295	1,767,577

Electric-Integrated - 4.4%

Dominion Energy, Inc.	25,491	1,999,514
Entergy Corp.	16,494	1,635,215
Exelon Corp.	46,984	1,734,180

		5,368,909

Electronic Components-Misc. - 2.3%

Gentex Corp.	54,219	1,466,624
nVent Electric PLC	70,305	1,344,232

		2,810,856

Electronic Components-Semiconductors - 3.7%

Intel Corp.	59,069	3,009,566
Micron Technology, Inc.†	32,990	1,501,375

		4,510,941

Food-Confectionery - 1.7%

Mondelez International, Inc., Class A	34,463	2,013,329

Food-Wholesale/Distribution - 1.1%

Sysco Corp.	22,709	1,365,719

Insurance-Multi-line - 3.3%

Chubb, Ltd.	17,922	2,240,250
MetLife, Inc.	43,940	1,689,932

		3,930,182

Insurance-Property/Casualty - 3.2%

Assurant, Inc.	14,310	1,739,523
Progressive Corp.	22,316	2,120,913

		3,860,436

Investment Management/Advisor Services - 1.7%

BlackRock, Inc.	3,507	2,083,824

Machinery-Farming - 1.5%

Deere & Co.	8,423	1,769,335

Medical Instruments - 2.4%

Medtronic PLC	27,137	2,916,413

Medical Products - 1.3%

Zimmer Biomet Holdings, Inc.	10,768	1,516,996

Medical-Biomedical/Gene - 0.7%

Biogen, Inc.†	2,931	843,073

Medical-Drugs - 8.2%

AstraZeneca PLC ADR	29,438	1,648,528
Eli Lilly & Co.	8,195	1,216,056
Merck & Co., Inc.	18,196	1,551,573
Pfizer, Inc.	98,032	3,704,629
Roche Holding AG	5,108	1,783,944

		9,904,730

Medical-HMO - 4.8%

Anthem, Inc.	8,705	2,450,632
Centene Corp.†	22,215	1,362,224
UnitedHealth Group, Inc.	6,530	2,040,951

		5,853,807

Networking Products - 2.6%

Cisco Systems, Inc.	73,759	3,114,105

Oil Companies-Exploration & Production - 1.6%

Concho Resources, Inc.	14,040	729,799
Pioneer Natural Resources Co.	11,073	1,150,817

		1,880,616

Private Equity - 1.2%

Blackstone Group, Inc., Class A	26,620	1,409,529

Real Estate Investment Trusts - 4.4%

Crown Castle International Corp.	7,062	1,152,871
Gaming and Leisure Properties, Inc.	50,513	1,836,148
Highwoods Properties, Inc.	33,250	1,238,895
Host Hotels & Resorts, Inc.	94,805	1,064,660

		5,292,574

Retail-Building Products - 2.1%

Home Depot, Inc.	8,708	2,482,128

Retail-Major Department Stores - 1.3%

TJX Cos., Inc.	28,452	1,558,885

Retail-Restaurants - 2.2%

McDonald’s Corp.	12,290	2,624,161

Semiconductor Components-Integrated Circuits - 1.2%

Analog Devices, Inc.	12,630	1,476,194

Semiconductor Equipment - 1.0%

KLA Corp.	5,803	1,190,427

Software Tools - 1.1%

VMware, Inc., Class A†	9,304	1,343,870

Telecom Equipment-Fiber Optics - 1.9%

Corning, Inc.	72,146	2,341,859

Transport-Rail - 1.5%

Union Pacific Corp.	9,312	1,792,001

Transport-Truck - 1.1%

Knight-Swift Transportation Holdings, Inc.#	28,140	1,279,244

Total Long-Term Investment Securities (cost $103,313,971)		118,752,954

REPURCHASE AGREEMENTS - 0.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $768,000 collateralized by $784,000 of United States Treasury Notes, bearing interest at 0.13% due 08/15/2023 and having an approximate value of $783,369 (cost $768,000)	$768,000	768,000

TOTAL INVESTMENTS (cost $104,081,971)	99.1%	119,520,954
Other assets less liabilities	0.9	1,088,743

NET ASSETS	100.0%	$120,609,697

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2020, the Fund had loaned securities with a total value of $1,257,242. This was secured by collateral of $1,305,869 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Bills	0.00%	01/21/2021 to 01/21/2021	$6,493
United States Treasury Notes/Bonds	0.13% to 6.50%	11/30/2020 to 08/15/2048	1,299,376

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$118,752,954	$—	$—	$118,752,954
Repurchase Agreements	—	768,000	—	768,000

Total Investments at Value	$118,752,954	$768,000	$—	$119,520,954

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - August 31, 2020 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of August 31, 2020, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund and the International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Emerging Economies Fund and Systematic Core Fund used futures contracts to equitize cash, providing exposure to equity markets. The Growth, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended August 31, 2020, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 5/31/2020	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 8/31/2020
VALIC Co. I Blue Chip Growth Fund	$7,206,817	—	—	$138,630	$621,773	$163,387	$1,376,309	$8,263,370
VALIC Co. I Capital Conservation Fund	12,647,556	—	—	246,455	950,169	58,911	150,261	12,153,014
VALIC Co. I Dividend Value Fund	7,151,356	—	—	146,333	412,797	(45,544)	431,427	7,270,775
VALIC Co. I Emerging Economies Fund	1,115,590	—	—	24,645	70,017	15,316	175,229	1,260,763
VALIC Co. I Global Real Estate Fund	1,262,539	—	—	30,808	87,521	(18,004)	124,385	1,312,207
VALIC Co. I Government Securities Fund	8,706,982	—	—	172,518	490,118	18,804	42,204	8,450,390
VALIC Co. I Growth Fund	7,784,470	—	—	146,332	818,653	144,395	1,402,691	8,659,235
VALIC Co. I Inflation Protected Fund	2,674,604	—	—	55,452	157,538	9,505	159,342	2,741,365
VALIC Co. I International Equities Index Fund	4,628,283	—	—	554,743	297,572	(18,840)	553,403	5,420,017
VALIC Co. I International Government Bond Fund	715,369	—	—	15,404	43,761	1,633	44,200	732,845
VALIC Co. I International Growth Fund	5,402,085	—	—	104,743	400,500	(9,912)	1,085,821	6,182,237
VALIC Co. I International Socially Responsible Fund	705,171	—	—	15,404	43,761	(6,353)	87,054	757,515
VALIC Co. I International Value Fund	4,068,187	—	—	697,041	275,691	(38,212)	775,458	5,226,783
VALIC Co. I Large Cap Core Fund	7,601,545	—	—	154,033	437,605	(41,072)	1,136,956	8,413,857
VALIC Co. I Large Capital Growth Fund	6,026,657	—	—	123,226	350,084	96,305	790,391	6,686,495
VALIC Co. I Mid Cap Index Fund	3,079,082	—	—	61,613	175,042	(17,389)	307,078	3,255,342
VALIC Co. I Small Cap Aggressive Growth Fund	781,838	—	—	15,404	43,761	(6,366)	120,846	867,961
VALIC Co. I Small Cap Index Fund	1,345,538	—	—	23,105	215,641	(82,291)	228,614	1,299,325
VALIC Co. I Small Cap Special Values Fund	1,233,324	—	—	23,106	65,641	(26,446)	127,154	1,291,497
VALIC Co. I Stock Index Fund	22,276,531	—	—	431,295	1,875,295	361,503	2,904,366	24,098,400
VALIC Co. I Systematic Core Fund	3,443,623	—	—	67,774	192,546	44,828	478,226	3,841,905
VALIC Co. I Systematic Value Fund	6,469,814	—	—	488,630	390,916	(105,083)	373,095	6,835,540
VALIC Co. I Value Fund	7,199,448	—	—	504,033	434,677	63,666	297,296	7,629,766
VALIC Co. II Capital Appreciation Fund	5,729,263	21,016	179,310	314,312	323,828	18,073	832,038	6,569,858
VALIC Co. II Core Bond Fund	9,741,217	316,838	67	512,528	555,759	42,488	(110,104)	9,630,370
VALIC Co. II High Yield Bond Fund	1,419,698	109,088	—	214,895	87,521	(971)	2,040	1,548,141
VALIC Co. II International Opportunities Fund	101,424	689	1,667	3,897	4,376	284	10,005	111,234
VALIC Co. II Large Cap Value Fund	3,404,596	67,748	183,734	372,338	201,298	(63,221)	86,366	3,598,781
VALIC Co. II Mid Cap Growth Fund	2,175,166	—	83,267	121,776	309,401	33,532	91,112	2,112,185
VALIC Co. II Mid Cap Value Fund	1,915,516	18,005	120,980	177,493	109,401	(46,751)	48,722	1,985,579
VALIC Co. II Small Cap Growth Fund	458,849	—	58,325	66,027	21,880	2,255	28,121	533,372
VALIC Co. II Small Cap Value Fund	324,180	4,953	10,301	22,955	21,880	(4,791)	20,340	340,804
VALIC Co. II Strategic Bond Fund	2,537,863	125,066	—	278,977	153,162	(5,246)	9,624	2,668,056
VALIC Co. II U.S. Socially Responsible Fund	1,480,689	21,088	268,935	320,829	87,521	(21,768)	(87,892)	1,604,337

	$152,814,870	$684,491	$906,586	$6,646,754	$10,727,106	$516,625	$14,102,178	$163,353,321

Stock Index Fund

Security	Value at 05/31/2020	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2020
American International Group, Inc.
Common Stock	$4,931,704	$52,500	$—	$—	$309,563	$(26,116)	$(107,795)	$4,488,230

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.